UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

        Date of reporting period: July 31, 2013

Item 1.    Reports to Stockholders

This filing is on behalf of thirty-five of the forty Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JULY 31, 2013

Dear SunAmerica Series Trust Investor:

We are pleased to present our semiannual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended July 31, 2013. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust, SunAmerica Series Trust and Seasons Series Trust

September 9, 2013

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE July 31, 2013

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at February 1, 2013 and held until July 31, 2013. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Period Ended July 31, 2013” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Period Ended July 31, 2013” column and the “Expense Ratio as of July 31, 2013” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ended July 31, 2013” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Period Ended July 31, 2013” column and the “Expense Ratio as of July 31, 2013” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ended July 31, 2013” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2013

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2013	Ending Account Value Using Actual Return at July 31, 2013	Expenses Paid During The Period Ended July 31, 2013*	Beginning Account Value at February 1, 2013	Ending Account Value Using a Hypothetical 5% Assumed Return at July 31, 2013	Expenses Paid During The Period Ended July 31, 2013*	Expense Ratio as of July 31, 2013*
Cash Management#
Class 1	$1,000.00	$999.06	$2.23	$1,000.00	$1,022.56	$2.26	0.45%
Class 2	$1,000.00	$998.10	$2.97	$1,000.00	$1,021.82	$3.01	0.60%
Class 3	$1,000.00	$997.14	$3.47	$1,000.00	$1,021.32	$3.51	0.70%
Corporate Bond
Class 1	$1,000.00	$994.24	$2.82	$1,000.00	$1,021.97	$2.86	0.57%
Class 2	$1,000.00	$992.80	$3.56	$1,000.00	$1,021.22	$3.61	0.72%
Class 3	$1,000.00	$992.76	$4.05	$1,000.00	$1,020.73	$4.11	0.82%
Global Bond
Class 1	$1,000.00	$968.10	$3.46	$1,000.00	$1,021.27	$3.56	0.71%
Class 2	$1,000.00	$967.04	$4.19	$1,000.00	$1,020.53	$4.31	0.86%
Class 3	$1,000.00	$966.84	$4.68	$1,000.00	$1,020.03	$4.81	0.96%
High-Yield Bond
Class 1	$1,000.00	$1,025.08	$3.41	$1,000.00	$1,021.42	$3.41	0.68%
Class 2	$1,000.00	$1,023.45	$4.16	$1,000.00	$1,020.68	$4.16	0.83%
Class 3	$1,000.00	$1,023.53	$4.67	$1,000.00	$1,020.18	$4.66	0.93%
Total Return Bond
Class 1	$1,000.00	$974.05	$3.18	$1,000.00	$1,021.57	$3.26	0.65%
Class 2	$1,000.00	$972.83	$3.91	$1,000.00	$1,020.83	$4.01	0.80%
Class 3	$1,000.00	$971.65	$4.40	$1,000.00	$1,020.33	$4.51	0.90%
Balanced
Class 1	$1,000.00	$1,082.78	$4.08	$1,000.00	$1,020.88	$3.96	0.79%
Class 2	$1,000.00	$1,081.67	$4.85	$1,000.00	$1,020.13	$4.71	0.94%
Class 3	$1,000.00	$1,081.21	$5.37	$1,000.00	$1,019.64	$5.21	1.04%
MFS Total Return
Class 1	$1,000.00	$1,081.28	$3.66	$1,000.00	$1,021.27	$3.56	0.71%
Class 2	$1,000.00	$1,080.71	$4.44	$1,000.00	$1,020.53	$4.31	0.86%
Class 3	$1,000.00	$1,080.25	$4.95	$1,000.00	$1,020.03	$4.81	0.96%
SunAmerica Dynamic Allocation
Class 3	$1,000.00	$1,059.63	$2.60	$1,000.00	$1,022.27	$2.56	0.51%
SunAmerica Dynamic Strategy #
Class 3	$1,000.00	$1,066.17	$2.77	$1,000.00	$1,022.12	$2.71	0.54%
VCP Total Return BalancedSM +#
Class 3	$1,000.00	$1,022.00	$2.96	$1,000.00	$1,019.04	$5.81	1.16%
VCPSM Value +#
Class 3	$1,000.00	$1,052.00	$3.18	$1,000.00	$1,018.70	$6.16	1.23%
Telecom Utility
Class 1	$1,000.00	$1,096.75	$5.87	$1,000.00	$1,019.19	$5.66	1.13%
Class 2	$1,000.00	$1,095.24	$6.65	$1,000.00	$1,018.45	$6.41	1.28%
Class 3	$1,000.00	$1,094.74	$7.17	$1,000.00	$1,017.95	$6.90	1.38%
Equity Index #
Class 1	$1,000.00	$1,133.18	$2.75	$1,000.00	$1,022.22	$2.61	0.52%
Growth-Income
Class 1	$1,000.00	$1,151.88	$3.52	$1,000.00	$1,021.52	$3.31	0.66%
Class 2	$1,000.00	$1,150.85	$4.32	$1,000.00	$1,020.78	$4.06	0.81%
Class 3	$1,000.00	$1,150.22	$4.85	$1,000.00	$1,020.28	$4.56	0.91%
Equity Opportunities
Class 1	$1,000.00	$1,118.36	$4.57	$1,000.00	$1,020.48	$4.36	0.87%
Class 2	$1,000.00	$1,117.73	$5.36	$1,000.00	$1,019.74	$5.11	1.02%
Class 3	$1,000.00	$1,117.27	$5.88	$1,000.00	$1,019.24	$5.61	1.12%
Davis Venture Value
Class 1	$1,000.00	$1,143.85	$4.09	$1,000.00	$1,020.98	$3.86	0.77%
Class 2	$1,000.00	$1,143.15	$4.89	$1,000.00	$1,020.23	$4.61	0.92%
Class 3	$1,000.00	$1,142.27	$5.42	$1,000.00	$1,019.74	$5.11	1.02%
“Dogs” of Wall Street
Class 1	$1,000.00	$1,194.81	$3.70	$1,000.00	$1,021.42	$3.41	0.68%
Class 2	$1,000.00	$1,194.19	$4.52	$1,000.00	$1,020.68	$4.16	0.83%
Class 3	$1,000.00	$1,192.58	$5.06	$1,000.00	$1,020.18	$4.66	0.93%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2013

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2013	Ending Account Value Using Actual Return at July 31, 2013	Expenses Paid During The Period Ended July 31, 2013*	Beginning Account Value at February 1, 2013	Ending Account Value Using a Hypothetical 5% Assumed Return at July 31, 2013	Expenses Paid During The Period Ended July 31, 2013*	Expense Ratio as of July 31, 2013*
Alliance Growth
Class 1	$1,000.00	$1,118.01	$3.57	$1,000.00	$1,021.42	$3.41	0.68%
Class 2	$1,000.00	$1,117.54	$4.36	$1,000.00	$1,020.68	$4.16	0.83%
Class 3	$1,000.00	$1,116.95	$4.88	$1,000.00	$1,020.18	$4.66	0.93%
Capital Growth #
Class 1	$1,000.00	$1,096.81	$4.99	$1,000.00	$1,020.03	$4.81	0.96%
Class 2	$1,000.00	$1,095.96	$5.77	$1,000.00	$1,019.29	$5.56	1.11%
Class 3	$1,000.00	$1,094.51	$6.28	$1,000.00	$1,018.79	$6.06	1.21%
MFS Massachusetts Investors Trust
Class 1	$1,000.00	$1,126.03	$3.95	$1,000.00	$1,021.08	$3.76	0.75%
Class 2	$1,000.00	$1,124.85	$4.74	$1,000.00	$1,020.33	$4.51	0.90%
Class 3	$1,000.00	$1,124.63	$5.27	$1,000.00	$1,019.84	$5.01	1.00%
Fundamental Growth
Class 1	$1,000.00	$1,122.94	$4.74	$1,000.00	$1,020.33	$4.51	0.90%
Class 2	$1,000.00	$1,122.17	$5.52	$1,000.00	$1,019.59	$5.26	1.05%
Class 3	$1,000.00	$1,121.67	$6.05	$1,000.00	$1,019.09	$5.76	1.15%
Blue Chip Growth #
Class 1	$1,000.00	$1,106.97	$4.44	$1,000.00	$1,020.58	$4.26	0.85%
Class 2	$1,000.00	$1,105.99	$5.22	$1,000.00	$1,019.84	$5.01	1.00%
Class 3	$1,000.00	$1,105.00	$5.74	$1,000.00	$1,019.34	$5.51	1.10%
Real Estate
Class 1	$1,000.00	$998.66	$4.06	$1,000.00	$1,020.73	$4.11	0.82%
Class 2	$1,000.00	$997.99	$4.81	$1,000.00	$1,019.98	$4.86	0.97%
Class 3	$1,000.00	$997.98	$5.30	$1,000.00	$1,019.49	$5.36	1.07%
Small Company Value
Class 1	$1,000.00	$1,122.63	$5.42	$1,000.00	$1,019.69	$5.16	1.03%
Class 3	$1,000.00	$1,121.02	$6.68	$1,000.00	$1,018.50	$6.36	1.27%
Mid-Cap Growth
Class 1	$1,000.00	$1,160.85	$4.50	$1,000.00	$1,020.63	$4.21	0.84%
Class 2	$1,000.00	$1,160.49	$5.30	$1,000.00	$1,019.89	$4.96	0.99%
Class 3	$1,000.00	$1,159.66	$5.84	$1,000.00	$1,019.39	$5.46	1.09%
Aggressive Growth
Class 1	$1,000.00	$1,185.46	$4.66	$1,000.00	$1,020.53	$4.31	0.86%
Class 2	$1,000.00	$1,184.65	$5.47	$1,000.00	$1,019.79	$5.06	1.01%
Class 3	$1,000.00	$1,183.52	$6.01	$1,000.00	$1,019.29	$5.56	1.11%
Growth Opportunities
Class 1	$1,000.00	$1,153.57	$4.33	$1,000.00	$1,020.78	$4.06	0.81%
Class 2	$1,000.00	$1,152.73	$5.12	$1,000.00	$1,020.03	$4.81	0.96%
Class 3	$1,000.00	$1,151.96	$5.66	$1,000.00	$1,019.54	$5.31	1.06%
Marsico Focused Growth
Class 1	$1,000.00	$1,129.19	$4.91	$1,000.00	$1,020.18	$4.66	0.93%
Class 2	$1,000.00	$1,128.61	$5.70	$1,000.00	$1,019.44	$5.41	1.08%
Class 3	$1,000.00	$1,128.51	$6.23	$1,000.00	$1,018.94	$5.91	1.18%
Technology #
Class 1	$1,000.00	$1,088.52	$5.96	$1,000.00	$1,019.09	$5.76	1.15%
Class 2	$1,000.00	$1,090.00	$6.74	$1,000.00	$1,018.35	$6.51	1.30%
Class 3	$1,000.00	$1,087.54	$7.25	$1,000.00	$1,017.85	$7.00	1.40%
Small & Mid Cap Value
Class 1	$1,000.00	$1,166.22	$5.26	$1,000.00	$1,019.93	$4.91	0.98%
Class 2	$1,000.00	$1,165.42	$6.01	$1,000.00	$1,019.24	$5.61	1.12%
Class 3	$1,000.00	$1,165.05	$6.55	$1,000.00	$1,018.74	$6.11	1.22%
International Growth and Income #
Class 1	$1,000.00	$1,042.69	$4.96	$1,000.00	$1,019.93	$4.91	0.98%
Class 2	$1,000.00	$1,041.49	$5.72	$1,000.00	$1,019.19	$5.66	1.13%
Class 3	$1,000.00	$1,041.62	$6.23	$1,000.00	$1,018.70	$6.16	1.23%
Global Equities
Class 1	$1,000.00	$1,080.58	$4.64	$1,000.00	$1,020.33	$4.51	0.90%
Class 2	$1,000.00	$1,079.47	$5.41	$1,000.00	$1,019.59	$5.26	1.05%
Class 3	$1,000.00	$1,079.12	$5.93	$1,000.00	$1,019.09	$5.76	1.15%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) July 31, 2013

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at February 1, 2013	Ending Account Value Using Actual Return at July 31, 2013	Expenses Paid During The Period Ended July 31, 2013*	Beginning Account Value at February 1, 2013	Ending Account Value Using a Hypothetical 5% Assumed Return at July 31, 2013	Expenses Paid During The Period Ended July 31, 2013*	Expense Ratio as of July 31, 2013*
International Diversified Equities
Class 1	$1,000.00	$1,042.48	$5.11	$1,000.00	$1,019.79	$5.06	1.01%
Class 2	$1,000.00	$1,041.62	$5.87	$1,000.00	$1,019.04	$5.81	1.16%
Class 3	$1,000.00	$1,040.57	$6.37	$1,000.00	$1,018.55	$6.31	1.26%
Emerging Markets #
Class 1	$1,000.00	$892.12	$5.68	$1,000.00	$1,018.79	$6.06	1.21%
Class 2	$1,000.00	$891.46	$6.38	$1,000.00	$1,018.05	$6.80	1.36%
Class 3	$1,000.00	$891.89	$6.85	$1,000.00	$1,017.55	$7.30	1.46%
Foreign Value
Class 1	$1,000.00	$1,049.53	$4.52	$1,000.00	$1,020.38	$4.46	0.89%
Class 2	$1,000.00	$1,048.23	$5.28	$1,000.00	$1,019.64	$5.21	1.04%
Class 3	$1,000.00	$1,048.33	$5.79	$1,000.00	$1,019.14	$5.71	1.14%

*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days, except for the VCP Total Return BalancedSM Portfolio and the VCPSM Value Portfolio, “Actual Return” information which were multiplied by 92 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period Ended July 31, 2013” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Period Ended July 31, 2013” and the “Expense Ratios” would have been lower.

6

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Banks-Foreign-US Branches	30.0%
Asset Backed Commercial Paper/Auto	21.2
U.S. Government Agencies	15.3
Asset Backed Commercial Paper/Fully Supported	11.4
Asset Backed Commercial Paper/Diversified	6.9
Municipal	6.0
Banks-Domestic	3.0
Asset Backed Commercial Paper/Trade Receivables	1.7
Diversified	1.7
Food & Beverage	1.4
Asset Backed Commercial Paper/Other	1.0
Student Loan	0.2
Asset Backed Commercial Paper/Collateralized Loan Obligation	0.1
Higher Education	0.1
Asset Backed/Structured Investment	0.0

100.0%

Credit Quality#†

Government-Agency	15.3%
P-1	77.0
Aaa	1.9
Aa1	2.6
Aa2	1.0
Aa3	0.9
A1	1.0
Not rated@	0.3

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Weighted	Average days to Maturity — 50.3 days

7

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 100.0%
Asset-Backed Commercial Paper — 42.3%
Aspen Funding Corp. 0.11% due 08/01/2013*	$2,700,000	$2,700,000
Chariot Funding LLC 0.24% due 12/12/2013*	646,000	645,561
Chariot Funding LLC 0.24% due 12/16/2013*	1,270,000	1,269,073
Chariot Funding LLC 0.24% due 12/17/2013*	4,400,000	4,396,744
Chariot Funding LLC 0.24% due 01/09/2014*	1,920,000	1,918,080
Chariot Funding LLC 0.27% due 08/08/2013*	865,000	864,955
Chariot Funding LLC 0.27% due 08/29/2013*	800,000	799,832
Chariot Funding LLC 0.27% due 10/02/2013*	2,300,000	2,299,540
Chariot Funding LLC 0.27% due 10/04/2013*	1,400,000	1,399,720
FCAR Owner Trust I 0.20% due 10/03/2013	2,724,000	2,723,210
FCAR Owner Trust I 0.28% due 10/04/2013	1,182,000	1,181,645
FCAR Owner Trust I 0.30% due 08/09/2013	805,000	804,946
FCAR Owner Trust II 0.25% due 08/06/2013	236,000	235,992
FCAR Owner Trust II 0.26% due 12/16/2013	1,000,000	998,970
FCAR Owner Trust II 0.28% due 12/11/2013	336,000	335,674
FCAR Owner Trust II 0.29% due 11/15/2013	2,295,000	2,293,393
Gemini Securitization Corp. LLC 0.23% due 09/03/2013*	1,430,000	1,429,699
Gemini Securitization Corp. LLC 0.23% due 09/04/2013*	660,000	659,857
Gemini Securitization Corp. LLC 0.23% due 09/05/2013*	305,000	304,932
Gemini Securitization Corp. LLC 0.23% due 09/09/2013*	1,435,000	1,434,642
Gemini Securitization Corp. LLC 0.23% due 09/10/2013*	283,000	282,928
Gemini Securitization Corp. LLC 0.23% due 09/11/2013*	951,000	950,751
Gemini Securitization Corp. LLC 0.23% due 10/08/2013*	1,440,000	1,439,453
Gemini Securitization Corp. LLC 0.23% due 10/15/2013*	1,850,000	1,849,204
Gemini Securitization Corp. LLC 0.23% due 10/16/2013*	1,400,000	1,399,384
Gemini Securitization Corp. LLC 0.23% due 10/28/2013*	2,700,000	2,698,538
Gotham Funding Corp. 0.18% due 08/19/2013*	840,000	839,924
Gotham Funding Corp. 0.19% due 08/01/2013*	2,210,000	2,210,000
Jupiter Securitization Co. LLC 0.24% due 12/09/2013*	1,665,000	1,663,785
Jupiter Securitization Co. LLC 0.24% due 12/10/2013*	2,199,000	2,197,373
Jupiter Securitization Co. LLC 0.24% due 12/12/2013*	323,000	322,755

Security Description	Principal Amount	Value (Note 2)

Asset-Backed Commercial Paper (continued)
Jupiter Securitization Co. LLC 0.24% due 12/17/2013*	$1,100,000	$1,099,109
Jupiter Securitization Co. LLC 0.24% due 01/03/2014*	3,738,000	3,733,365
Jupiter Securitization Co. LLC 0.27% due 08/08/2013*	815,000	814,957
Jupiter Securitization Co. LLC 0.27% due 08/21/2013*	805,000	804,879
Jupiter Securitization Co. LLC 0.27% due 08/29/2013*	415,000	414,913
Kells Funding LLC 0.23% due 09/05/2013*	5,400,000	5,398,792
Kells Funding LLC 0.24% due 12/02/2013*	425,000	424,677
Kells Funding LLC 0.27% due 11/04/2013*	425,000	425,072
Kells Funding LLC 0.32% due 08/13/2013*	885,000	884,906
Liberty Street Funding LLC 0.14% due 08/12/2013*	255,000	254,989
Liberty Street Funding LLC 0.14% due 08/15/2013*	1,600,000	1,599,913
Liberty Street Funding LLC 0.15% due 08/01/2013*	1,856,000	1,856,000
LMA Americas LLC 0.20% due 08/02/2013*	2,300,000	2,299,987
Manhattan Asset Funding Co. LLC 0.20% due 08/06/2013*	310,000	309,991
Manhattan Asset Funding Co. LLC 0.20% due 09/09/2013*	900,000	899,805
Manhattan Asset Funding Co. LLC 0.21% due 08/09/2013*	450,000	449,979
Manhattan Asset Funding Co. LLC 0.22% due 08/20/2013*	2,700,000	2,699,686
Matchpoint Master Trust 0.22% due 08/13/2013*	1,070,000	1,069,922
MetLife Short Term Funding LLC 0.23% due 09/05/2013*	4,000,000	3,999,106
Old Line Funding LLC 0.21% due 08/01/2013*	1,610,000	1,610,000
Old Line Funding LLC 0.21% due 08/14/2013*	1,010,000	1,009,923
Old Line Funding LLC 0.24% due 11/27/2013*	1,263,000	1,262,457
Old Line Funding LLC 0.24% due 12/20/2013*	1,870,000	1,868,766
Old Line Funding LLC 0.24% due 01/07/2014*	2,900,000	2,897,564
Old Line Funding LLC 0.24% due 01/21/2014*	3,615,000	3,611,436
Regency Markets No. 1 LLC 0.14% due 08/02/2013*	13,200,000	13,199,949
Starbird Funding Corp. 0.22% due 08/26/2013*	400,000	399,939
Thunder Bay Funding LLC 0.21% due 08/14/2013*	1,765,000	1,764,866
Thunder Bay Funding LLC 0.22% due 08/15/2013*	2,615,000	2,614,776
Thunder Bay Funding LLC 0.24% due 12/13/2013*	1,380,000	1,379,048
Thunder Bay Funding LLC 0.24% due 12/20/2013*	720,000	719,482

8

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Asset-Backed Commercial Paper (continued)
Victory Receivables Corp. 0.17% due 08/01/2013*	$1,040,000	$1,040,000
Victory Receivables Corp. 0.17% due 08/06/2013*	545,000	544,987
Victory Receivables Corp. 0.17% due 08/07/2013*	1,535,000	1,534,956
Victory Receivables Corp. 0.19% due 08/01/2013*	1,594,000	1,594,000
Working Capital Management Co. 0.20% due 08/05/2013*	1,030,000	1,029,977
Working Capital Management Co. 0.20% due 08/06/2013*	1,240,000	1,239,966
Working Capital Management Co. 0.20% due 08/07/2013*	3,500,000	3,499,883

Total Asset-Backed Commercial Paper (cost $116,806,618)		116,812,583

Certificates of Deposit — 33.0%
Bank of Montreal Chicago 0.20% due 11/12/2013	2,930,000	2,930,085
Bank of Montreal Chicago 0.24% due 10/24/2013	1,100,000	1,100,176
Bank of Nova Scotia Houston 0.22% due 08/09/2013	350,000	350,002
Bank of Nova Scotia Houston 0.47% due 09/12/2013	940,000	940,259
Bank of Nova Scotia Houston 0.69% due 10/18/2013	155,000	155,206
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.53% due 11/21/2013	4,135,000	4,138,887
Branch Banking & Trust Co. 0.19% due 10/01/2013	3,000,000	3,000,060
Branch Banking & Trust Co. 0.20% due 08/02/2013	5,400,000	5,400,000
Credit Industriel et Commercial NY 0.24% due 08/20/2013	2,000,000	2,000,000
Credit Industriel et Commercial NY 0.25% due 10/03/2013	4,100,000	4,100,164
Credit Suisse NY 0.27% due 09/03/2013	1,300,000	1,300,000
Credit Suisse NY 0.27% due 12/02/2013	2,000,000	2,000,000
Credit Suisse NY 0.29% due 10/25/2013	3,000,000	3,000,720
Credit Suisse NY 0.33% due 01/03/2014	3,000,000	2,999,490
DNB Bank ASA NY 0.20% due 08/02/2013	1,900,000	1,900,000
DNB Bank ASA NY 0.27% due 10/02/2013	185,000	185,022
Mizuho Bank, Ltd. NY 0.22% due 09/10/2013	7,900,000	7,900,000
Natixis NY 0.23% due 08/02/2013	1,475,000	1,475,000
Natixis NY 0.23% due 08/02/2013	2,900,000	2,900,000
Nordea Bank Finland PLC NY 0.25% due 01/02/2014	745,000	744,933
Nordea Bank Finland PLC NY 0.25% due 01/06/2014	1,000,000	999,910
Nordea Bank Finland PLC NY 0.25% due 01/07/2014	1,470,000	1,469,868

Security Description	Principal Amount	Value (Note 2)

Certificates of Deposit (continued)
Nordea Bank Finland PLC NY 0.26% due 09/09/2013	$1,700,000	$1,700,000
Skandinaviska Enskilda Banken NY 0.20% due 09/12/2013	2,000,000	1,999,988
Skandinaviska Enskilda Banken NY 0.39% due 08/12/2013	600,000	600,027
Sumitomo Mitsui Banking Corp. NY 0.23% due 08/01/2013	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp. NY 0.23% due 08/02/2013	2,700,000	2,700,000
Sumitomo Mitsui Banking Corp. NY 0.23% due 09/12/2013	500,000	500,000
Sumitomo Mitsui Banking Corp. NY 0.24% due 11/06/2013	3,700,000	3,700,000
Svenska Handelsbanken NY 0.19% due 09/13/2013	2,200,000	2,200,013
Svenska Handelsbanken NY 0.19% due 08/22/2013	1,600,000	1,600,000
Svenska Handelsbanken NY 0.26% due 09/16/2013	600,000	600,000
Svenska Handelsbanken NY 0.27% due 08/12/2013	145,000	145,000
Svenska Handelsbanken NY 0.28% due 08/27/2013	5,500,000	5,500,020
Swedbank AB NY 0.16% due 09/20/2013	5,500,000	5,500,000
Toronto-Dominion Bank NY 0.23% due 11/12/2013	2,700,000	2,700,621
Toronto-Dominion Bank NY 0.24% due 01/21/2014	4,500,000	4,501,080
Toronto-Dominion Bank NY 0.25% due 01/13/2014	3,000,000	3,000,840
Toronto-Dominion Bank NY 0.26% due 01/06/2014	965,000	965,299
UBS AG Stamford 0.70% due 09/26/2013	305,000	305,227

Total Certificates of Deposit (cost $91,204,674)		91,207,897

Commercial Paper — 2.1%
Coca-Cola Co. 0.15% due 08/19/2013*	2,300,000	2,299,828
Coca-Cola Co. 0.22% due 02/03/2014*	1,645,000	1,643,585
General Electric Capital Corp. 0.23% due 10/15/2013	2,000,000	1,999,480

Total Commercial Paper (cost $5,941,999)		5,942,893

U.S. Corporate Notes — 1.0%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*(1)(2)(3)(4)(5)	2,169,914	36,889
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008*(1)(2)(3)(4)(5)	3,157,859	53,684
General Electric Capital Corp. Senior Notes 1.88% due 09/16/2013	62,000	62,123
General Electric Capital Corp. Senior Notes 2.10% due 01/07/2014	120,000	120,931

9

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Corporate Notes (continued)
General Electric Capital Corp. FRS Senior Notes 0.50% due 12/30/2013	$430,000	$430,430
General Electric Capital Corp. FRS Senior Notes 0.77% due 10/25/2013	2,065,000	2,068,325

Total U.S. Corporate Notes (cost $2,817,589)		2,772,382

Municipal Bonds & Notes — 6.3%
California Statewide Communities Development Authority VRDN Revenue Bonds (LOC-US Bank NA) 0.03% due 08/15/2047(6)	535,000	535,000
Calleguas-Las Virgenes Public Financing Authority VRDN Revenue Bonds (LOC-Wells Fargo Bank NA) 0.04% due 07/01/2037(6)	240,000	240,000
City of New York NY VRDN Series D-3 General Obligation Bonds (LOC-Bank of NY Mellon) 0.04% due 10/01/2039(6)	530,000	530,000
Cleveland Department of Public Utilities Division of Water VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.05% due 01/01/2033(6)	390,000	390,000
Colorado Housing & Finance Authority VRDN Revenue Bonds 0.10% due 10/01/2034(6)	165,000	165,000
Indiana Finance Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.05% due 09/01/2048(6)	630,000	630,000
Iowa Finance Authority Single Family Mtg. VRDN Revenue Bonds 0.12% due 07/01/2037(6)	1,060,000	1,060,000
Kent Hospital Finance Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.06% due 01/15/2026(6)	1,225,000	1,225,000
Massachusetts Bay Transportation Authority VRDN Series A-1 Revenue Bonds 0.05% due 03/01/2030(6)	300,000	300,000
Metropolitan Transportation Authority VRDN Revenue Bonds (LOC-Landesbank Hessen) 0.06% due 11/01/2035(6)	1,075,000	1,075,000
Metropolitan Water District of Southern California VRDN Series A-2 Revenue Bonds 0.03% due 07/01/2037(6)	1,745,000	1,745,000

Security Description	Principal Amount	Value (Note 2)

Municipal Bonds & Notes (continued)
Miami-Dade County Industrial Development Authority VRDN Revenue Bonds (LOC-TD Bank NA) 0.16% due 07/01/2037(6)	$100,000	$100,000
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.18% due 12/01/2043(6)	610,000	610,000
Mississippi Business Finance Corp. VRDN Series A Revenue Bonds 0.04% due 11/01/2035(6)	385,000	385,000
New Hampshire Health & Education Facilities Authority VRDN Revenue Bonds 0.10% due 06/01/2041(6)	170,000	170,000
New York State Energy Research & Development Authority VRDN Revenue Bonds (LOC-Mizuho Corporate Bank) 0.04% due 05/01/2039(6)	400,000	400,000
Pima County Industrial Development Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.05% due 12/01/2022(6)	300,000	300,000
Rhode Island Health & Educational Building Corp. VRDN Revenue Bonds (LOC-TD Bank NA) 0.05% due 08/15/2036(6)	395,000	395,000
Sacramento Municipal Utility District VRDN Series L Revenue Bonds (LOC-US Bank NA) 0.04% due 08/15/2041(6)	345,000	345,000
Simmons College Massachusetts VRDN Revenue Bonds (LOC-TD Bank NA) 0.16% due 10/01/2022(6)	225,000	225,000
South Carolina Jobs-Economic Development Authority VRDN Series C Revenue Bonds (LOC-Branch Banking & Trust) 0.05% due 02/01/2033(6)	310,000	310,000
St Louis Industrial Development Authority VRDN Revenue Bonds (LOC-US Bank NA) 0.06% due 12/01/2040(6)	280,000	280,000
State of California VRDN Series A-A2-1 General Obligation Bonds (LOC-Barclays Bank PLC) 0.07% due 05/01/2040(6)	1,115,000	1,115,000

10

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Municipal Bonds & Notes (continued)
State of Texas VRDN General Obligation Bonds 0.11% due 12/01/2029(6)	$750,000	$750,000
State of Texas VRDN General Obligation Bonds 0.12% due 06/01/2020(6)	390,000	390,000
State of Texas VRDN General Obligation Bonds 0.12% due 12/01/2023(6)	410,000	410,000
State of Texas VRDN General Obligation Bonds 0.12% due 12/01/2024(6)	240,000	240,000
State of Texas VRDN General Obligation Bonds 0.12% due 12/01/2029(6)	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.12% due 06/01/2031(6)	870,000	870,000
State of Texas VRDN General Obligation Bonds 0.12% due 06/01/2045(6)	400,000	400,000
State of Texas VRDN General Obligation Bonds 0.16% due 12/01/2026(6)	220,000	220,000
University of Texas System VRDN Series B Revenue Bonds 0.05% due 08/01/2025(6)	580,000	580,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-US Bank NA) 0.04% due 08/15/2033(6)	185,000	185,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank NA) 0.04% due 08/15/2036(6)	795,000	795,000

Total Municipal Bonds & Notes (cost $17,469,995)		17,470,000

U.S. Government Agencies — 15.3%
Federal Home Loan Bank Disc. Notes zero coupon due 08/01/2013	41,305,000	41,305,000
Federal Home Loan Bank 0.30% due 11/22/2013	135,000	135,088
0.30% due 11/25/2013	95,000	95,063
0.30% due 12/06/2013	300,000	300,219
4.88% due 11/27/2013	270,000	274,169
Federal Home Loan Mtg. Corp. 0.38% due 11/27/2013	174,000	174,160

Total U.S. Government Agencies (cost $42,283,371)		42,283,699

Total Short-Term Investment Securities — 100.0% (cost $276,524,246)		276,489,454

TOTAL INVESTMENTS — (cost $276,524,246)(7)	100.0%	276,489,454
Liabilities in excess of other assets	0.0	(126,589)

NET ASSETS	100.0%	$276,362,865

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2013, the aggregate value of these securities was $112,272,739 representing 40.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At July 31, 2013, the aggregate value of these securities was $90,573 representing 0.0% of net assets.
(3)	Security in default
(4)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(5)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of July 31, 2013, represents the Notes’ residual value that may be distributed to the Portfolio.
(6)	The security’s effective maturity date is less than one year.
(7)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

LOC — Letter of Credit

VRDN — Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at July 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

11

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Asset-Backed Commercial Paper	$—	$116,812,583	$—	$116,812,583
Certificates of Deposit	—	91,207,897	—	91,207,897
Commercial Paper	—	5,942,893	—	5,942,893
U.S. Corporate Notes	—	2,681,809	90,573	2,772,382
Municipal Bonds & Notes	—	17,470,000	—	17,470,000
U.S. Government Agencies	—	42,283,699	—	42,283,699

Total	$—	$276,398,881	$90,573	$276,489,454

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

12

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.0%
Diversified Financial Services	3.4
Oil Companies-Integrated	3.0
Oil Companies-Exploration & Production	2.9
Electric-Integrated	2.8
Pipelines	2.8
Banks-Commercial	2.4
Telephone-Integrated	2.2
Time Deposits	2.0
Real Estate Investment Trusts	2.0
Cellular Telecom	2.0
Auto-Cars/Light Trucks	2.0
Finance-Investment Banker/Broker	1.9
Food-Misc./Diversified	1.9
Steel-Producers	1.6
Insurance-Life/Health	1.5
Investment Management/Advisor Services	1.4
Multimedia	1.4
Insurance-Multi-line	1.3
Cable/Satellite TV	1.3
Broadcast Services/Program	1.3
Medical-Hospitals	1.2
Insurance-Mutual	1.1
Special Purpose Entities	1.1
Consumer Products-Misc.	1.1
Data Processing/Management	1.0
Banks-Super Regional	1.0
Gold Mining	1.0
Auto/Truck Parts & Equipment-Original	0.9
Finance-Consumer Loans	0.9
Building Products-Wood	0.8
Rental Auto/Equipment	0.8
Diversified Manufacturing Operations	0.8
Enterprise Software/Service	0.8
Computers	0.8
Transport-Rail	0.8
Medical Products	0.7
Telecommunication Equipment	0.7
Containers-Paper/Plastic	0.7
Finance-Auto Loans	0.7
Casino Hotels	0.7
Paper & Related Products	0.6
Oil Refining & Marketing	0.6
Beverages-Wine/Spirits	0.6
Building & Construction Products-Misc.	0.6
Hotels/Motels	0.6
Chemicals-Diversified	0.6
Commercial Services-Finance	0.5
Sovereign	0.5
Containers-Metal/Glass	0.5
Banks-Fiduciary	0.5
Oil-Field Services	0.5
Coatings/Paint	0.5
Finance-Other Services	0.5
Gas-Distribution	0.5
Finance-Credit Card	0.5
Commercial Services	0.4
Steel Pipe & Tube	0.4
Oil & Gas Drilling	0.4
Medical-Biomedical/Gene	0.4
Metal Processors & Fabrication	0.4

Consulting Services	0.4%
Satellite Telecom	0.4
Finance-Commercial	0.4
Aerospace/Defense	0.4
Semiconductor Equipment	0.4
Radio	0.4
SupraNational Banks	0.4
Aerospace/Defense-Equipment	0.4
Trucking/Leasing	0.3
Office Automation & Equipment	0.3
Real Estate Management/Services	0.3
Diversified Operations	0.3
Airlines	0.3
Independent Power Producers	0.3
Chemicals-Plastics	0.3
Distribution/Wholesale	0.3
Retail-Restaurants	0.3
Advertising Agencies	0.3
Medical-Drugs	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Advertising Services	0.3
Food-Meat Products	0.3
Metal-Aluminum	0.3
Food-Wholesale/Distribution	0.3
Agricultural Chemicals	0.3
Wire & Cable Products	0.3
Schools	0.3
Retail-Building Products	0.3
Telecom Services	0.3
U.S. Municipal Bonds & Notes	0.3
Computer Services	0.2
Real Estate Operations & Development	0.2
Medical-HMO	0.2
Wireless Equipment	0.2
Retail-Arts & Crafts	0.2
Metal-Diversified	0.2
Computers-Memory Devices	0.2
Retail-Pet Food & Supplies	0.2
Applications Software	0.2
Transport-Services	0.2
Retail-Fabric Store	0.2
Gambling (Non-Hotel)	0.2
Chemicals-Specialty	0.2
Diversified Minerals	0.2
E-Commerce/Services	0.2
Publishing-Periodicals	0.2
Machinery-Farming	0.2
Power Converter/Supply Equipment	0.2
Forestry	0.2
Retail-Leisure Products	0.2
Electronic Measurement Instruments	0.2
Insurance-Property/Casualty	0.2
Electronic Parts Distribution	0.2
Retail-Apparel/Shoe	0.2
Electronic Components-Semiconductors	0.2
Retail-Sporting Goods	0.2
Steel-Specialty	0.2
Retail-Auto Parts	0.2
Brewery	0.2
Electronic Components-Misc.	0.2
Resorts/Theme Parks	0.1

13

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited) — (continued)

Seismic Data Collection	0.1%
Retail-Bedding	0.1
Food-Dairy Products	0.1
Research & Development	0.1
Pharmacy Services	0.1
Medical Labs & Testing Services	0.1
Non-Ferrous Metals	0.1
Computers-Integrated Systems	0.1
Educational Software	0.1
Metal-Copper	0.1
Medical Instruments	0.1
Physicians Practice Management	0.1
Computer Graphics	0.1
Machinery-General Industrial	0.1
Retail-Propane Distribution	0.1
Television	0.1
Security Services	0.1
Electronic Forms	0.1
Toys	0.1
Firearms & Ammunition	0.1
Capacitors	0.1
Home Furnishings	0.1
Housewares	0.1
Food-Baking	0.1
Electric-Generation	0.1
Tobacco	0.1
Non-Hazardous Waste Disposal	0.1
Engineering/R&D Services	0.1
Retail-Jewelry	0.1
Casino Services	0.1
Cruise Lines	0.1
Food-Retail	0.1
Electric-Distribution	0.1
Telecom Equipment-Fiber Optics	0.1
Retail-Perfume & Cosmetics	0.1
Building Products-Doors & Windows	0.1
Protection/Safety	0.1
Dialysis Centers	0.1
Machine Tools & Related Products	0.1
Circuit Boards	0.1
Theaters	0.1
Semiconductor Components-Integrated Circuits	0.1
Health Care Cost Containment	0.1
Tools-Hand Held	0.1
Home Decoration Products	0.1
Dental Supplies & Equipment	0.1
Textile-Home Furnishings	0.1
Retail-Automobile	0.1
Advertising Sales	0.1
X-Ray Equipment	0.1
Alternative Waste Technology	0.1

98.8%

Credit Quality#†

Aaa	0.4%
Aa	1.0
A	19.1
Baa	42.2
Ba	10.0
B	15.5
Caa	9.6
Not Rated@	2.2

100.0%

*	Calculagted as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

14

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 0.0%
Diversified Financial Services — 0.0%
SMFC Trust VRS Series 1997-A, Class B1-4 7.33% due 01/28/2027*(1)(2)(3) (cost $668)	$701	$622

U.S. CORPORATE BONDS & NOTES — 79.9%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 2.25% due 11/15/2017	2,160,000	2,125,991
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	243,004
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/2022	1,500,000	1,475,825

		3,844,820

Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023	400,000	383,000
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	275,000	283,250

		666,250

Advertising Services — 0.1%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	1,475,000	1,393,875

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	3,020,000	3,242,405
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	740,083

		3,982,488

Aerospace/Defense-Equipment — 0.3%
B/E Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	650,000	670,312
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020*	575,000	562,063
TransDigm, Inc. Senior Sub. Notes 7.50% due 07/15/2021*	1,000,000	1,060,000
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	975,000	1,039,594

		3,331,969

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	1,940,000	2,120,110

Airlines — 0.3%
Southwest Airlines Co. Senior Notes 5.13% due 03/01/2017	2,500,000	2,688,187

Security Description	Principal Amount	Value (Note 2)

Airlines (continued)
Southwest Airlines Co. Debentures 7.38% due 03/01/2027	$1,215,000	$1,370,563

		4,058,750

Alternative Waste Technology — 0.1%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	600,000	631,500

Applications Software — 0.2%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,200,000	1,371,000
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	1,250,000	1,218,750
Serena Software, Inc. Company Guar. Notes 10.38% due 03/15/2016	300,000	298,500

		2,888,250

Auto-Cars/Light Trucks — 1.5%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	975,000	1,084,688
Daimler Finance North America LLC Company Guar. Notes 1.65% due 04/10/2015*	660,000	666,699
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	2,000,000	1,977,582
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	1,700,000	1,755,514
Daimler Finance North America LLC Company Guar. Notes 2.95% due 01/11/2017*	4,000,000	4,133,364
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	2,500,000	2,266,840
General Motors Corp. Escrow Notes 7.20% due 01/15/2011†(1)(2)(4)	1,000,000	0
General Motors Corp. Escrow Notes 7.40% due 09/01/2025†(1)(2)(4)	2,800,000	0
General Motors Corp. Escrow Notes 9.45% due 11/01/2011†(1)(2)(4)	250,000	0
Nissan Motor Acceptance Corp. Senior Notes 1.95% due 09/12/2017*	3,380,000	3,354,714
Nissan Motor Acceptance Corp. Senior Notes 4.50% due 01/30/2015*	3,570,000	3,756,675

		18,996,076

Auto/Truck Parts & Equipment-Original — 0.6%
Affinia Group, Inc. Senior Notes 7.75% due 05/01/2021*	950,000	978,500
American Axle & Manufacturing, Inc. Company Guar. Notes 6.63% due 10/15/2022	250,000	264,375

15

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Original (continued)
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	$1,375,000	$1,557,187
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/2018	575,000	618,125
Delphi Corp. Company Guar. Notes 5.00% due 02/15/2023	375,000	390,000
Lear Corp. Company Guar. Notes 4.75% due 01/15/2023*	1,175,000	1,151,500
Pittsburgh Glass Works LLC Senior Sec. Notes 8.50% due 04/15/2016*	800,000	830,000
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	825,000	891,000
Tomkins LLC/Tomkins, Inc. Sec. Notes 9.00% due 10/01/2018	908,000	989,720
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc. Senior Sec. Notes 10.63% due 09/01/2017*	71,000	74,817

		7,745,224

Auto/Truck Parts & Equipment-Replacement — 0.3%
Allison Transmission, Inc. Company Guar. Notes 7.13% due 05/15/2019*	725,000	773,937
Exide Technologies Senior Sec. Notes 8.63% due 02/01/2018(5)(6)	700,000	412,125
IDQ Holdings, Inc. Senior Sec. Notes 11.50% due 04/01/2017*	650,000	721,500
UCI International, Inc. Company Guar. Notes 8.63% due 02/15/2019	1,825,000	1,870,625

		3,778,187

Banks-Commercial — 1.6%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	3,245,000	3,489,115
CIT Group, Inc. Senior Notes 5.00% due 05/15/2017	600,000	633,000
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	2,250,000	2,390,625
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	250,000	261,250
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	475,000	524,875
City National Corp. Senior Notes 5.25% due 09/15/2020	1,205,000	1,297,892

Security Description	Principal Amount	Value (Note 2)

Banks-Commercial (continued)
Discover Bank Senior Notes 2.00% due 02/21/2018	$1,700,000	$1,655,023
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	880,582
HSBC Bank USA Sub. Notes 4.63% due 04/01/2014	1,300,000	1,333,977
HSBC USA, Inc. Senior Notes 1.63% due 01/16/2018	700,000	684,162
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	500,000	512,052
Manufacturers & Traders Trust Co. FRS Sub. Notes 5.63% due 12/01/2021	2,235,000	2,300,836
Wachovia Bank NA Sub. Notes 4.80% due 11/01/2014	2,000,000	2,103,596
Wachovia Bank NA Sub. Notes 4.88% due 02/01/2015	1,350,000	1,429,209

		19,496,194

Banks-Fiduciary — 0.5%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	2,510,000	2,429,790
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	4,105,819

		6,535,609

Banks-Super Regional — 1.0%
Banc One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	603,275
Capital One Financial Corp. Senior Notes 7.38% due 05/23/2014	1,650,000	1,737,557
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	1,730,000	1,826,864
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	680,000	798,349
PNC Funding Corp. Bank Guar. Notes 5.13% due 02/08/2020	1,260,000	1,408,288
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	1,600,000	1,697,301
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	4,020,000	4,652,664

		12,724,298

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	775,000	837,000

16

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Brewery — 0.2%
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	$1,840,000	$1,886,556

Broadcast Services/Program — 0.8%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	2,175,000	2,142,375
Clear Channel Communications, Inc. Senior Sec. Notes 11.25% due 03/01/2021	325,000	346,938
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	75,000	77,625
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	700,000	731,500
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	225,000	235,125
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	1,600,000	1,688,000
Crown Media Holdings, Inc. Company Guar. Notes 10.50% due 07/15/2019	1,625,000	1,815,937
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	1,500,000	1,651,101
XM Satellite Radio, Inc. Company Guar. Notes 7.63% due 11/01/2018*	1,175,000	1,295,437

		9,984,038

Building & Construction Products-Misc. — 0.6%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	425,000	454,750
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	200,000	215,000
Interline Brands, Inc. Company Guar. Notes 7.50% due 11/15/2018	850,000	892,500
Interline Brands, Inc. Senior Notes 10.00% due 11/15/2018(7)	1,150,000	1,242,000
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	1,550,000	1,677,875
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	400,000	437,000
Ply Gem Industries, Inc. Senior Sec. Notes 8.25% due 02/15/2018	1,141,000	1,229,427
Ply Gem Industries, Inc. Company Guar. Notes 9.38% due 04/15/2017	90,000	96,075

Security Description	Principal Amount	Value (Note 2)

Building & Construction Products-Misc. (continued)
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	$625,000	$687,500

		6,932,127

Building & Construction-Misc. — 0.0%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	275,000	258,500

Building Products-Wood — 0.8%
Masco Corp. Senior Bonds 4.80% due 06/15/2015	5,500,000	5,720,000
Masco Corp. Senior Notes 5.85% due 03/15/2017	3,250,000	3,534,375
Masco Corp. Senior Notes 5.95% due 03/15/2022	730,000	781,100

		10,035,475

Cable/Satellite TV — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	575,000	526,125
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 01/15/2024	300,000	280,500
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	1,250,000	1,278,125
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	800,000	850,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	650,000	700,375
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020	150,000	163,125
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. Senior Notes 6.38% due 09/15/2020*	950,000	980,875
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	375,000	360,000
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	748,000	870,585
COX Communications, Inc. Senior Notes 3.25% due 12/15/2022*	820,000	749,241

17

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
COX Communications, Inc. Senior Notes 5.45% due 12/15/2014	$1,067,000	$1,133,887
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	2,750,000	2,837,145
DISH DBS Corp. Company Guar. Notes 4.63% due 07/15/2017	200,000	202,500
DISH DBS Corp. Company Guar. Notes 5.13% due 05/01/2020*	425,000	417,562
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	1,600,000	1,596,000
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/2041	1,910,000	1,635,487
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	690,000	668,249
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	490,000	580,568

		15,830,349

Capacitors — 0.1%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	1,300,000	1,300,000

Casino Hotels — 0.7%
Ameristar Casinos, Inc. Company Guar. Notes 7.50% due 04/15/2021	575,000	613,813
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	800,000	831,500
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	775,000	767,250
MGM Mirage, Inc. Company Guar. Notes 7.50% due 06/01/2016	575,000	633,938
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	950,000	1,010,562
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	1,325,000	1,467,437
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	300,000	347,625
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	1,325,000	1,318,375
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021	1,150,000	1,201,750

		8,192,250

Security Description	Principal Amount	Value (Note 2)

Casino Services — 0.1%
Affinity Gaming LLC/Affinity Gaming Finance Corp. Company Guar. Notes 9.00% due 05/15/2018	$1,050,000	$1,115,625

Cellular Telecom — 1.7%
AT&T Wireless Services, Inc. Senior Notes 8.75% due 03/01/2031	4,750,000	6,898,610
Crown Castle Towers LLC Senior Sec. Notes 5.50% due 01/15/2037*	5,650,000	6,170,557
MetroPCS Wireless, Inc. Company Guar. Notes 6.25% due 04/01/2021*	425,000	433,500
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	1,350,000	1,417,500
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	650,000	663,000
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	1,950,000	1,876,875
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	375,000	408,750
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	650,000	770,250
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	2,100,000	2,268,000

		20,907,042

Chemicals-Diversified — 0.5%
Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023*	125,000	118,750
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	550,000	547,250
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	1,630,000	2,097,376
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	675,000	648,000
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,507,044
Momentive Performance Materials, Inc. Senior Sec. Notes 10.00% due 10/15/2020	575,000	615,250
Union Carbide Chemical & Plastics Co., Inc. Debentures 7.88% due 04/01/2023	225,000	274,948

		5,808,618

Chemicals-Plastics — 0.3%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020*	425,000	434,563

18

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Plastics (continued)
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	$1,100,000	$1,144,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	725,000	734,062
Rohm & Haas Co. Senior Notes 6.00% due 09/15/2017	1,400,000	1,609,692

		3,922,317

Chemicals-Specialty — 0.2%
Ashland, Inc. Senior Notes 3.88% due 04/15/2018*	175,000	176,313
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022*	150,000	148,125
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	1,000,000	990,000
Omnova Solutions, Inc. Company Guar. Notes 7.88% due 11/01/2018	1,050,000	1,107,750
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. Sec. Notes 6.50% due 04/15/2021*	350,000	349,125

		2,771,313

Circuit Boards — 0.1%
Viasystems, Inc. Senior Sec. Notes 7.88% due 05/01/2019*	825,000	882,750

Coatings/Paint — 0.5%
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,147,839
RPM International, Inc. Senior Notes 6.50% due 02/15/2018	2,350,000	2,664,773
US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	1,450,000	1,502,562

		6,315,174

Commercial Services — 0.4%
Altegrity, Inc. Company Guar. Notes 11.75% due 05/01/2016*(2)	225,000	173,813
Emergency Medical Services Corp. Company Guar. Notes 8.13% due 06/01/2019	1,725,000	1,871,625
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	850,000	941,375
ServiceMaster Co. Company Guar. Notes 7.00% due 08/15/2020	1,175,000	1,094,219

Security Description	Principal Amount	Value (Note 2)

Commercial Services (continued)
ServiceMaster Co. Senior Notes 7.10% due 03/01/2018	$550,000	$533,500
ServiceMaster Co. Senior Notes 7.45% due 08/15/2027	175,000	145,250
ServiceMaster Co. Company Guar. Notes 8.00% due 02/15/2020	825,000	806,437

		5,566,219

Commercial Services-Finance — 0.5%
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(7)	1,050,000	1,078,875
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/2018	1,350,000	1,512,000
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	900,000	963,000
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	900,000	965,609
TransUnion Holding Co., Inc. Senior Notes 8.13% due 06/15/2018*(7)	725,000	774,844
TransUnion Holding Co., Inc. Senior Notes 9.63% due 06/15/2018	1,400,000	1,519,000

		6,813,328

Communications Software — 0.0%
Aspect Software, Inc. Sec. Notes 10.63% due 05/15/2017	500,000	507,500

Computer Graphics — 0.1%
Logo Merger Sub Corp. Senior Notes 8.38% due 10/15/2020*	1,475,000	1,541,375

Computer Services — 0.2%
iGate Corp. Company Guar. Notes 9.00% due 05/01/2016	1,025,000	1,105,719
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	825,000	855,937
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	950,000	1,030,750

		2,992,406

Computers — 0.6%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	1,300,000	1,250,527
Apple, Inc. Senior Notes 2.40% due 05/03/2023	790,000	724,714
Hewlett-Packard Co. Senior Notes 3.30% due 12/09/2016	1,250,000	1,305,781
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/2014	4,100,000	4,223,349

		7,504,371

19

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computers-Integrated Systems — 0.1%
NCR Corp. Company Guar. Notes 4.63% due 02/15/2021	$1,250,000	$1,215,625
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	425,000	411,188

		1,626,813

Computers-Memory Devices — 0.1%
Spansion LLC Company Guar. Notes 7.88% due 11/15/2017	1,400,000	1,442,000

Consulting Services — 0.4%
CoreLogic, Inc. Company Guar. Notes 7.25% due 06/01/2021	1,350,000	1,444,500
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/2040	850,000	863,106
Verisk Analytics, Inc. Company Guar. Notes 4.13% due 09/12/2022	870,000	872,707
Verisk Analytics, Inc. Company Guar. Notes 4.88% due 01/15/2019	1,570,000	1,738,338

		4,918,651

Consumer Products-Misc. — 1.1%
Clorox Co. Senior Notes 3.55% due 11/01/2015	800,000	843,970
Prestige Brands, Inc. Company Guar. Notes 8.13% due 02/01/2020	250,000	275,625
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/2018	875,000	938,437
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	425,000	432,438
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.13% due 04/15/2019	275,000	293,563
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/2019	125,000	137,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021	3,425,000	3,484,937
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.50% due 05/15/2018	425,000	442,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/2019	1,075,000	1,118,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	1,275,000	1,377,000

Security Description	Principal Amount	Value (Note 2)

Consumer Products-Misc. (continued)
Spectrum Brands, Inc. Company Guar. Notes 6.75% due 03/15/2020	$1,500,000	$1,616,250
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/2017	1,975,000	2,046,613
YCC Holdings LLC/Yankee Finance, Inc. Senior Notes 10.25% due 02/15/2016(7)	825,000	847,696

		13,854,029

Containers-Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	950,000	869,250
BOE Merger Corp. Senior Notes 9.50% due 11/01/2017*(7)	925,000	975,875
BWAY Holding Co. Company Guar. Notes 10.00% due 06/15/2018	275,000	302,500
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023*	1,300,000	1,212,250
Greif, Inc. Senior Notes 7.75% due 08/01/2019	500,000	570,000

		3,929,875

Containers-Paper/Plastic — 0.7%
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/2018	500,000	542,500
Berry Plastics Corp. Sec. Notes 9.75% due 01/15/2021	700,000	819,000
Graphic Packaging International, Inc. Company Guar. Notes 4.75% due 04/15/2021	700,000	677,250
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,227,586
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	675,000	688,500
Pactiv LLC Senior Notes 7.95% due 12/15/2025	250,000	230,000
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	673,884
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	784,089
Sealed Air Corp. Senior Notes 8.38% due 09/15/2021*	1,750,000	1,986,250
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	815,568

		8,444,627

20

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cosmetics & Toiletries — 0.0%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	$400,000	$381,000

Data Processing/Management — 1.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	400,000	407,000
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/2018	1,225,000	1,307,688
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	2,800,000	2,581,152
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	675,000	705,375
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(7)	3,525,000	3,710,062
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021*	425,000	439,875
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/2017	3,120,000	3,622,398

		12,773,550

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc. Senior Notes 2.75% due 08/15/2016	680,000	698,635

Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 5.75% due 08/15/2022	900,000	912,375

Distribution/Wholesale — 0.3%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	125,000	124,687
HD Supply, Inc. Company Guar. Notes 10.50% due 01/15/2021	75,000	77,250
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	1,800,000	1,794,397
VWR Funding, Inc. Company Guar. Notes 7.25% due 09/15/2017	1,800,000	1,881,000

		3,877,334

Diversified Banking Institutions — 8.6%
Ally Financial, Inc. Company Guar. Notes 3.50% due 07/18/2016	1,100,000	1,108,251
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	1,675,000	1,814,722
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	325,000	377,406

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	$950,000	$1,118,625
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/2015	1,000,000	1,078,750
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	5,000,000	4,891,295
Bank of America Corp. Senior Notes 3.70% due 09/01/2015	2,000,000	2,092,404
Bank of America Corp. Senior Notes 5.38% due 06/15/2014	3,000,000	3,129,519
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	9,100,000	10,203,739
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	5,040,000	5,726,514
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	1,430,000	1,542,560
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,370,000	1,443,400
Citigroup, Inc. Senior Notes 4.59% due 12/15/2015	2,000,000	2,142,718
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,364,197
Citigroup, Inc. Senior Notes 6.00% due 12/13/2013	3,230,000	3,293,021
Citigroup, Inc. Senior Notes 6.88% due 03/05/2038	4,180,000	5,121,737
GMAC LLC Company Guar. Notes 8.00% due 11/01/2031	1,210,000	1,464,100
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/2016	2,350,000	2,465,493
Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/2015	1,000,000	1,056,196
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	9,000,000	10,017,135
Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/2014	900,000	935,342
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	4,322,492
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	510,000	473,405
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	8,000,000	8,362,832

21

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	$2,330,000	$2,679,318
Morgan Stanley Senior Notes 3.45% due 11/02/2015	990,000	1,027,955
Morgan Stanley Senior Notes 3.80% due 04/29/2016	4,740,000	4,975,360
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	3,000,000	2,816,331
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,450,000	1,558,276
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,485,360
Morgan Stanley Senior Notes 5.75% due 01/25/2021	3,000,000	3,337,548
Morgan Stanley Senior Notes 5.95% due 12/28/2017	2,130,000	2,390,593
Morgan Stanley Senior Notes 6.00% due 04/28/2015	1,980,000	2,129,508
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	517,904
Morgan Stanley Notes 6.63% due 04/01/2018	3,090,000	3,562,829

		108,026,835

Diversified Financial Services — 3.2%
General Electric Capital Corp. Senior Notes 2.90% due 01/09/2017	2,300,000	2,389,851
General Electric Capital Corp. Senior Notes 2.95% due 05/09/2016	5,290,000	5,536,858
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	21,000,000	19,743,087
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	3,000,000	3,216,162
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	7,580,000	8,712,058

		39,598,016

Diversified Manufacturing Operations — 0.8%
Harsco Corp. Senior Notes 5.75% due 05/15/2018	3,128,000	3,339,703
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	875,000	914,375
Koppers, Inc. Company Guar. Notes 7.88% due 12/01/2019	600,000	640,500

Security Description	Principal Amount	Value (Note 2)

Diversified Manufacturing Operations (continued)
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/2021	$3,540,000	$3,734,357
RBS Global, Inc./ Rexnord LLC Company Guar. Notes 8.50% due 05/01/2018	1,050,000	1,134,000

		9,762,935

E-Commerce/Services — 0.2%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	974,322
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022	1,675,000	1,582,875

		2,557,197

Educational Software — 0.1%
SSI Investments II/SSI Co-Issuer LLC Company Guar. Notes 11.13% due 06/01/2018	1,450,000	1,598,625

Electric-Distribution — 0.1%
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/2017*	1,007,035	1,082,185

Electric-Integrated — 2.5%
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	1,900,000	1,777,543
Appalachian Power Co. Senior Notes 7.95% due 01/15/2020	720,000	913,234
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,206,804
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/2017	820,000	961,032
Dominion Resources, Inc Senior Notes 5.95% due 06/15/2035	1,500,000	1,757,785
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. Senior Sec. Notes 6.88% due 08/15/2017*	350,000	357,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. Senior Sec. Notes 10.00% due 12/01/2020	550,000	595,375
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. Sec. Notes 12.25% due 03/01/2022*	675,000	750,938
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	2,900,000	2,914,074
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	515,216
FPL Energy National Wind Portfolio LLC Sec. Notes 6.13% due 03/25/2019*(2)	184,910	148,253

22

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/2015	$280,000	$323,312
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,076,505
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	5,362,541
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	1,800,000	1,744,475
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,992,625
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	599,002
PPL Energy Supply LLC Senior Notes 6.00% due 12/15/2036	1,540,000	1,523,682
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	742,887
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,125,936
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	930,475
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/2036	860,000	904,753
Westar Energy, Inc. 1st Mtg. Bonds 6.00% due 07/01/2014	2,000,000	2,096,476

		31,319,923

Electronic Components-Misc. — 0.1%
Stoneridge, Inc. Senior Sec. Notes 9.50% due 10/15/2017*	675,000	725,625

Electronic Components-Semiconductors — 0.2%
Advanced Micro Devices, Inc. Senior Notes 7.50% due 08/15/2022	125,000	121,250
Advanced Micro Devices, Inc. Senior Notes 7.75% due 08/01/2020	600,000	592,500
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/2018*	975,000	1,056,656
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	272,000	304,640

		2,075,046

Electronic Forms — 0.1%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2015	1,340,000	1,386,490

Security Description	Principal Amount	Value (Note 2)

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc. Senior Notes 3.20% due 10/01/2022	$1,170,000	$1,099,367
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	1,200,000	1,168,168

		2,267,535

Engineering/R&D Services — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	1,170,000	1,126,072

Enterprise Software/Service — 0.8%
BMC Software, Inc. Senior Notes 4.25% due 02/15/2022	500,000	496,764
BMC Software, Inc. Senior Notes 7.25% due 06/01/2018	1,175,000	1,260,359
Eagle Midco, Inc. Senior Notes 9.00% due 06/15/2018*	1,225,000	1,234,187
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,575,000	1,669,500
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	1,000,000	1,117,500
Infor US, Inc. Company Guar. Notes 11.50% due 07/15/2018	1,850,000	2,132,125
Sophia LP/Sophia Finance, Inc. Company Guar. Notes 9.75% due 01/15/2019*	1,675,000	1,817,375

		9,727,810

Finance-Auto Loans — 0.4%
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	3,600,000	3,652,232
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	549,017
General Motors Financial Co., Inc. Senior Notes 2.75% due 05/15/2016*	150,000	149,438
General Motors Financial Co., Inc. Senior Notes 3.25% due 05/15/2018*	100,000	97,750
General Motors Financial Co., Inc. Senior Notes 4.25% due 05/15/2023*	125,000	120,000

		4,568,437

Finance-Commercial — 0.4%
Football Trust V Pass Through Certs. 5.35% due 10/05/2020*(2)	2,400,000	2,665,584
Textron Financial Corp. FRS Junior Sub. Bonds 6.00% due 02/15/2067*	2,400,000	2,112,000

		4,777,584

23

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans — 0.9%
HSBC Finance Capital Trust IX FRS Ltd. Guar. Bonds 5.91% due 11/30/2035	$3,700,000	$3,774,000
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	6,178,000	6,985,495

		10,759,495

Finance-Credit Card — 0.5%
Capital One Bank USA Sub. Notes 3.38% due 02/15/2023	3,900,000	3,683,733
Discover Financial Services Senior Notes 3.85% due 11/21/2022	2,212,000	2,112,845

		5,796,578

Finance-Investment Banker/Broker — 1.6%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	3,810,000	4,566,544
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,169,215
Jefferies Group, Inc. Senior Notes 6.88% due 04/15/2021	2,750,000	3,083,850
Jefferies Group, Inc. Senior Notes 8.50% due 07/15/2019	3,870,000	4,756,307
Raymond James Financial, Inc. Senior Notes 4.25% due 04/15/2016	1,215,000	1,287,135
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,242,953
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/2019	2,650,000	3,340,791

		20,446,795

Finance-Other Services — 0.5%
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,277,350
Harley-Davidson Financial Services, Inc. Company Guar. Notes 2.70% due 03/15/2017*	910,000	920,914
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.88% due 03/15/2016*	1,190,000	1,262,543
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	1,155,000	1,592,681

		6,053,488

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Debentures 6.63% due 10/01/2028	250,000	235,000

Security Description	Principal Amount	Value (Note 2)

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	$1,300,000	$1,348,750

Food-Dairy Products — 0.1%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/2016	850,000	939,250
Dean Foods Co. Company Guar. Notes 9.75% due 12/15/2018	700,000	795,375

		1,734,625

Food-Meat Products — 0.3%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	725,000	766,688
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/2017	750,000	846,562
Sun Merger Sub, Inc. Senior Notes 5.25% due 08/01/2018*	175,000	175,438
Sun Merger Sub, Inc. Senior Notes 5.88% due 08/01/2021*	550,000	551,375
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,286,576

		3,626,639

Food-Misc./Diversified — 1.5%
ARAMARK Corp. Company Guar. Notes 5.75% due 03/15/2020*	2,325,000	2,418,000
B&G Foods, Inc. Company Guar. Notes 4.63% due 06/01/2021	575,000	555,594
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	1,250,000	1,196,249
ConAgra Foods, Inc. Senior Notes 6.63% due 08/15/2039*	1,030,000	1,215,790
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/2019	2,500,000	2,612,500
Hawk Acquisition Sub, Inc. Senior Sec. Notes 4.25% due 10/15/2020*	2,825,000	2,712,000
Kellogg Co. Senior Notes 1.75% due 05/17/2017	1,580,000	1,566,730
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	1,310,000	1,582,621
Michael Foods Group, Inc. Company Guar. Notes 9.75% due 07/15/2018	1,650,000	1,815,000
Michael Foods Holding, Inc. Senior Notes 8.50% due 07/15/2018*(7)	1,925,000	2,002,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 4.88% due 05/01/2021*	1,600,000	1,500,000

		19,176,484

24

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food-Retail — 0.1%
Jitney-Jungle Stores of America, Inc. Escrow Notes 10.38% due 09/15/2007†(1)(2)	$125,000	$0
Kroger Co. Senior Notes 6.90% due 04/15/2038	940,000	1,105,863

		1,105,863

Food-Wholesale/Distribution — 0.3%
US Foods, Inc. Company Guar. Notes 8.50% due 06/30/2019	3,275,000	3,487,875

Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 6.13% due 10/15/2020*	300,000	313,500

Forestry — 0.2%
Weyerhaeuser Co. Senior Notes 7.38% due 10/01/2019	2,000,000	2,414,472

Gambling (Non-Hotel) — 0.2%
Pinnacle Entertainment, Inc. Company Guar. Notes 7.75% due 04/01/2022	150,000	157,125
PNK Finance Corp. Senior Notes 6.38% due 08/01/2021*	1,275,000	1,284,563
Seminole Indian Tribe of Florida Notes 7.75% due 10/01/2017*	200,000	212,750
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/2020*	1,065,000	1,134,225

		2,788,663

Gas-Distribution — 0.5%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	299,278
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/2014	880,000	926,241
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	770,321
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,311,148
Sempra Energy Senior Notes 6.50% due 06/01/2016	2,230,000	2,550,553

		5,857,541

Gold Mining — 0.1%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	694,060

Health Care Cost Containment — 0.1%
Truven Health Analytics, Inc. Company Guar. Notes 10.63% due 06/01/2020	750,000	821,250

Security Description	Principal Amount	Value (Note 2)

Home Decoration Products — 0.1%
RSI Home Products, Inc. Sec. Notes 6.88% due 03/01/2018*	$700,000	$721,000

Home Furnishings — 0.1%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	1,250,000	1,300,000

Hotels/Motels — 0.6%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,529,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	200,000	210,000
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	870,000	813,832
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	1,550,000	1,569,752
Wyndham Worldwide Corp. Senior Notes 4.25% due 03/01/2022	1,090,000	1,075,084
Wyndham Worldwide Corp. Senior Notes 5.63% due 03/01/2021	610,000	655,899
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/2016	11,000	12,277

		6,865,844

Housewares — 0.1%
Libbey Glass, Inc. Senior Sec. Notes 6.88% due 05/15/2020	1,195,000	1,278,650

Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	765,000	818,550
Dynegy, Inc. Company Guar. Notes 5.88% due 06/01/2023*	825,000	783,750
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,750,000	1,951,250
NRG Energy, Inc. Company Guar. Notes 7.63% due 05/15/2019	275,000	290,125
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	175,000	192,500

		4,036,175

Insurance-Life/Health — 1.5%
Aflac, Inc. Senior Notes 3.63% due 06/15/2023	1,900,000	1,869,211
Aflac, Inc. Senior Notes 8.50% due 05/15/2019	2,380,000	3,100,195
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	900,000	923,316

25

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	$1,425,000	$1,809,883
Pacific Life Corp. Senior Bonds 6.60% due 09/15/2033*	2,700,000	3,028,466
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	740,000	705,722
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	850,000	827,526
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	2,200,000	2,376,739
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	995,956
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,601,801

		18,238,815

Insurance-Multi-line — 1.1%
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	900,000	1,022,218
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	651,656
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	410,000	465,941
CNA Financial Corp. Senior Notes 7.35% due 11/15/2019	810,000	993,489
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	775,000	853,804
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	755,000	884,764
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/2016	830,000	914,439
MetLife, Inc. Senior Notes 6.75% due 06/01/2016	2,100,000	2,423,973
MetLife, Inc. Junior Sub. Notes 10.75% due 08/01/2069	900,000	1,368,000
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	3,975,541
USF&G Capital II Company Guar. Notes 8.31% due 07/01/2046*	250,000	292,513

		13,846,338

Insurance-Mutual — 1.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	1,600,000	1,569,197
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	180,000	186,534

Security Description	Principal Amount	Value (Note 2)

Insurance-Mutual (continued)
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	$580,000	$612,877
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*	3,600,000	3,688,146
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	3,350,000	4,939,049
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	522,869
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,114,482
Union Central Life Insurance Co. Notes 8.20% due 11/01/2026*(2)	1,250,000	1,413,477

		14,046,631

Insurance-Property/Casualty — 0.2%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/2015	2,050,000	2,222,983

Internet Security — 0.0%
VeriSign, Inc. Company Guar. Notes 4.63% due 05/01/2023*	275,000	264,000

Investment Management/Advisor Services — 1.4%
Blackrock, Inc. Senior Notes 6.25% due 09/15/2017	4,200,000	4,944,412
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,061,124
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	288,000	330,869
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,353,667
FMR LLC Notes 7.49% due 06/15/2019*	400,000	485,275
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,735,157
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	974,606
Janus Capital Group, Inc. Senior Notes 6.70% due 06/15/2017	1,450,000	1,619,402
Legg Mason, Inc. Senior Notes 5.50% due 05/21/2019	985,000	1,068,244
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	275,000	286,687
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	725,000	750,375

26

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services (continued)
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/2015	$430,000	$424,625
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	1,925,000	1,949,062

		17,983,505

Machine Tools & Related Products — 0.1%
Mcron Finance Sub LLC/Mcron Finance Corp. Senior Sec. Notes 8.38% due 05/15/2019*	650,000	706,875
Milacron LLC/Mcron Finance Corp. Company Guar. Notes 7.75% due 02/15/2021*	200,000	204,000

		910,875

Machinery-Farming — 0.2%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	2,350,000	2,502,969

Machinery-General Industrial — 0.1%
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	336,351
Roper Industries, Inc. Senior Notes 6.63% due 08/15/2013	1,160,000	1,161,835

		1,498,186

Machinery-Thermal Process — 0.0%
Cleaver-Brooks, Inc. Senior Sec. Notes 8.75% due 12/15/2019*	550,000	591,250

Medical Information Systems — 0.0%
Legend Acquisition Sub, Inc. Senior Notes 10.75% due 08/15/2020*	675,000	553,500

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.50% due 01/15/2015	1,500,000	1,571,573

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	724,614
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/2020	450,000	485,003
Quest Diagnostics, Inc. Company Guar. Notes 5.75% due 01/30/2040	440,000	432,083

		1,641,700

Medical Products — 0.7%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	1,175,000	1,233,750
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020	1,425,000	1,462,406

Security Description	Principal Amount	Value (Note 2)

Medical Products (continued)
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 7.75% due 04/15/2018	$1,825,000	$1,811,312
DJO Finance LLC/DJO Finance Corp. Notes 8.75% due 03/15/2018	200,000	218,500
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 9.75% due 10/15/2017	325,000	329,875
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 9.88% due 04/15/2018	300,000	317,250
Stryker Corp. Senior Notes 1.30% due 04/01/2018	2,000,000	1,944,034
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	1,150,000	1,216,125
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/2039	600,000	682,198

		9,215,450

Medical-Biomedical/Gene — 0.4%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,428,797
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/2021	2,620,000	2,830,457

		5,259,254

Medical-Drugs — 0.1%
Grifols, Inc. Company Guar. Notes 8.25% due 02/01/2018	1,075,000	1,162,344

Medical-HMO — 0.2%
MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/2018*	1,925,000	2,131,937
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	845,996

		2,977,933

Medical-Hospitals — 1.2%
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	825,000	855,938
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/2021	500,000	543,750
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	575,000	608,063
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	800,000	881,000
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	4,275,000	4,820,062
HCA, Inc. Senior Notes 7.50% due 11/06/2033	625,000	631,250

27

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	$1,575,000	$1,653,750
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021*	750,000	690,000
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021*	1,100,000	1,025,750
United Surgical Partners International, Inc. Company Guar. Notes 9.00% due 04/01/2020	1,075,000	1,190,562
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. Company Guar. Notes 8.00% due 02/01/2018	1,450,000	1,538,812

		14,438,937

Medical-Outpatient/Home Medical — 0.0%
CRC Health Corp. Company Guar. Notes 10.75% due 02/01/2016(2)	150,000	151,500

Metal Processors & Fabrication — 0.4%
Dynacast International LLC/Dynacast Finance, Inc. Sec. Notes 9.25% due 07/15/2019	1,125,000	1,231,875
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	3,550,000	3,794,677

		5,026,552

Metal-Aluminum — 0.3%
Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	1,200,000	1,176,017
Alcoa, Inc. Senior Notes 5.55% due 02/01/2017	1,470,000	1,570,589
Century Aluminum Co. Sec. Notes 7.50% due 06/01/2021*	800,000	744,000

		3,490,606

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	755,000	682,639
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	908,686

		1,591,325

Multimedia — 1.2%
Entravision Communications Corp. Senior Sec. Notes 8.75% due 08/01/2017	822,000	875,948
NBCUniversal Media LLC Senior Notes 2.88% due 01/15/2023	710,000	674,934
NBCUniversal Media LLC Senior Notes 5.15% due 04/30/2020	1,100,000	1,255,230

Security Description	Principal Amount	Value (Note 2)

Multimedia (continued)
NBCUniversal Media LLC Senior Notes 5.95% due 04/01/2041	$2,000,000	$2,278,008
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	1,125,000	1,338,003
News America Holdings, Inc. Company Guar. Bonds 8.00% due 10/17/2016	650,000	780,923
News America, Inc. Company Guar. Bonds 7.63% due 11/30/2028	1,000,000	1,234,139
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/2040	1,500,000	1,692,496
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	2,570,000	2,899,739
Walt Disney Co. Senior Notes 3.75% due 06/01/2021	1,690,000	1,774,931

		14,804,351

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	1,000,000	1,137,341

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	1,950,000	2,140,125
CDW LLC/CDW Finance Corp. Company Guar. Notes 12.54% due 10/12/2017	396,000	417,780
Xerox Corp. Senior Notes 2.95% due 03/15/2017	670,000	689,667
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	855,463

		4,103,035

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,200,152
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	721,783
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/2019	990,000	1,235,329

		4,157,264

Oil Companies-Exploration & Production — 2.1%
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020	1,225,000	1,231,125
Approach Resources, Inc. Company Guar. Notes 7.00% due 06/15/2021	1,100,000	1,111,000
Athlon Holdings LP/Athlon Finance Corp. Company Guar. Notes 7.38% due 04/15/2021*	500,000	507,500

28

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
ATP Oil & Gas Corp. Sec. Notes 11.88% due 05/01/2015(5)(6)	$800,000	$8,000
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	975,000	1,018,875
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	525,000	536,812
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/2020	900,000	1,003,500
Chesapeake Energy Corp. Company Guar. Notes 5.38% due 06/15/2021	525,000	523,687
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	800,000	806,000
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/2020	900,000	985,500
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/2019	1,000,000	1,010,000
Comstock Resources, Inc. Company Guar. Notes 9.50% due 06/15/2020	400,000	438,000
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	525,000	523,688
Concho Resources, Inc. Senior Notes 7.00% due 01/15/2021	500,000	550,000
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	375,000	364,688
Energy XXI Gulf Coast, Inc. Company Guar. Notes 7.75% due 06/15/2019	275,000	288,750
Energy XXI Gulf Coast, Inc. Company Guar. Notes 9.25% due 12/15/2017	850,000	943,500
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020	925,000	1,049,875
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	250,000	267,500
EPE Holdings LLC/EP Energy Bond Co., Inc. Senior Notes 8.88% due 12/15/2017*(7)(11)	417,158	427,587
Forest Oil Corp. Company Guar. Bonds 7.25% due 06/15/2019	1,225,000	1,209,687
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	725,000	752,187
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	675,000	634,500

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Exploration & Production (continued)
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	$100,000	$97,250
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	825,000	833,250
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	600,000	624,000
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	1,450,000	1,450,000
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	900,000	924,750
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	925,000	980,500
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	325,000	343,688
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/2015	800,000	854,000
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	300,000
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	925,000	915,750
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	150,000	147,000
SandRidge Energy, Inc. Company Guar. Notes 8.13% due 10/15/2022	400,000	406,000
SM Energy Co. Senior Notes 5.00% due 01/15/2024*	325,000	316,875
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	1,400,000	1,480,500

		25,865,524

Oil Companies-Integrated — 0.9%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,555,177
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,087,880
PC Financial Partnership Company Guar. Notes 5.00% due 11/15/2014	1,800,000	1,892,133
Phillips 66 Company Guar. Notes 1.95% due 03/05/2015	1,460,000	1,483,373
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	2,490,000	2,563,702

29

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
XTO Energy, Inc. Senior Notes 6.38% due 06/15/2038	$440,000	$573,341
XTO Energy, Inc. Senior Notes 6.75% due 08/01/2037	605,000	816,043

		10,971,649

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	829,343
Valero Energy Corp. Senior Notes 7.50% due 04/15/2032	1,540,000	1,859,099
Valero Energy Corp. Senior Notes 9.38% due 03/15/2019	3,340,000	4,373,135

		7,061,577

Oil-Field Services — 0.2%
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/2019	625,000	631,250
Forbes Energy Services, Ltd. Company Guar. Notes 9.00% due 06/15/2019	400,000	402,000
SESI LLC Company Guar. Notes 6.38% due 05/01/2019	450,000	474,750
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	950,000	1,035,500

		2,543,500

Paper & Related Products — 0.6%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	475,000	448,875
International Paper Co. Senior Notes 7.30% due 11/15/2039	1,000,000	1,260,858
International Paper Co. Senior Notes 7.50% due 08/15/2021	1,020,000	1,267,553
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	625,000	651,500
Plum Creek Timberlands LP Company Guar. Notes 3.25% due 03/15/2023	1,370,000	1,256,332
Plum Creek Timberlands LP Company Guar. Notes 4.70% due 03/15/2021	1,200,000	1,247,152
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(1)(2)(6)(13)	250,000	25
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	850,000	862,750
Westvaco Corp. Debentures 7.65% due 03/15/2027	750,000	806,493

		7,801,538

Security Description	Principal Amount	Value (Note 2)

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 7.75% due 06/01/2020	$1,525,000	$1,692,750

Physicians Practice Management — 0.1%
Envision Heathcare Holding, Inc. Senior Notes 9.25% due 10/01/2017*(7)	1,525,000	1,557,406

Pipelines — 2.5%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	1,100,000	1,045,000
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	525,000	549,937
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/2021	650,000	731,250
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/2018	300,000	319,500
El Paso Corp. Senior Notes 7.25% due 06/01/2018	525,000	596,868
El Paso LLC Senior Sec. Notes 6.50% due 09/15/2020	600,000	644,237
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,975,000	2,224,344
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 06/01/2015	900,000	945,454
Enterprise Products Operating LLC Company Guar. Notes 9.75% due 01/31/2014	3,370,000	3,516,221
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.50% due 03/01/2020	500,000	522,500
Inergy Midstream LP/Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	375,000	376,875
Kinder Morgan Energy Partners LP Senior Notes 3.95% due 09/01/2022	3,100,000	3,089,795
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/2035	2,540,000	2,670,213
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/2041	570,000	641,669
Kinder Morgan Energy Partners LP Senior Notes 6.55% due 09/15/2040	2,960,000	3,356,409
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	375,000	352,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	675,000	727,312

30

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023*	$200,000	$188,000
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 6.88% due 12/01/2018	950,000	1,026,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021*	1,550,000	1,528,687
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023*	100,000	97,500
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	700,000	707,875
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.13% due 10/15/2021*	575,000	578,594
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,392,222
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	2,933,164

		30,762,126

Power Converter/Supply Equipment — 0.2%
Hubbell, Inc. Senior Notes 5.95% due 06/01/2018	2,160,000	2,499,528

Protection/Safety — 0.1%
Monitronics Escrow Corp. Senior Notes 9.13% due 04/01/2020*	250,000	259,375
Monitronics International, Inc. Company Guar. Notes 9.13% due 04/01/2020	675,000	700,313

		959,688

Publishing-Periodicals — 0.2%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	1,125,000	1,120,781
Idearc, Inc. Escrow Notes 8.00% due 11/15/2016†(1)(2)	1,275,000	0
Nielsen Finance LLC/Nielsen Finance Co. Senior Notes 4.50% due 10/01/2020*	1,100,000	1,080,750
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 7.75% due 10/15/2018	325,000	353,438

		2,554,969

Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/2019	425,000	455,813

Security Description	Principal Amount	Value (Note 2)

Radio — 0.4%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	$1,075,000	$1,093,812
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	950,000	1,080,625
Sirius XM Radio, Inc. Senior Notes 4.25% due 05/15/2020*	100,000	93,000
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	300,000	276,000
Sirius XM Radio, Inc. Company Guar. Notes 5.25% due 08/15/2022*	975,000	943,313
Townsquare Radio LLC/Townsquare Radio, Inc. Company Guar. Notes 9.00% due 04/01/2019*	1,050,000	1,118,250

		4,605,000

Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	1,100,000	1,056,890
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	1,100,000	1,127,489
American Tower Corp. Senior Notes 4.50% due 01/15/2018	900,000	956,876
Boston Properties LP Notes 3.80% due 02/01/2024	1,400,000	1,371,014
Boston Properties LP Senior Notes 5.88% due 10/15/2019	3,000,000	3,476,535
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	910,000	1,018,883
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	200,000	211,336
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	2,000,247
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	300,000	327,917
Liberty Property LP Senior Notes 6.63% due 10/01/2017	1,300,000	1,494,210
Simon Property Group LP Senior Notes 6.13% due 05/30/2018	1,350,000	1,592,263
Simon Property Group LP Senior Notes 6.75% due 05/15/2014	2,025,000	2,089,111
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	1,760,000	2,062,203
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	736,031

31

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	$3,675,000	$4,415,678

		23,936,683

Real Estate Management/Services — 0.3%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	1,540,000	1,746,043
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023*	1,300,000	1,229,388
ProLogis LP Senior Notes 6.88% due 03/15/2020	940,000	1,114,105

		4,089,536

Real Estate Operations & Development — 0.2%
Post Apartment Homes LP Senior Notes 3.38% due 12/01/2022	1,520,000	1,424,779
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,271,681
Susa Partnership LP Senior Notes 8.20% due 06/01/2017	250,000	293,229

		2,989,689

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	250,000	9

Rental Auto/Equipment — 0.8%
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	3,090,000	3,151,967
ERAC USA Finance LLC Company Guar. Notes 6.38% due 10/15/2017*	2,680,000	3,111,710
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	175,000	184,625
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	325,000	344,500
Hertz Corp. Company Guar. Notes 6.75% due 04/15/2019	1,000,000	1,077,500
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/2021	250,000	279,375
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 10.25% due 11/15/2019	350,000	397,250
United Rentals North America, Inc. Company Guar. Notes 7.38% due 05/15/2020	75,000	82,688

Security Description	Principal Amount	Value (Note 2)

Rental Auto/Equipment (continued)
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	$75,000	$83,625
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/2020	1,175,000	1,295,437

		10,008,677

Research & Development — 0.1%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(7)	475,000	509,438
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	1,050,000	1,191,750

		1,701,188

Resorts/Theme Parks — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/2018	975,000	1,074,938
HRP Myrtle Beach Operations LLC Escrow Notes 7.38% due 04/01/2012†*(1)(2)(4)	475,000	0
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	800,000	782,000

		1,856,938

Retail-Apparel/Shoe — 0.2%
Gymboree Corp. Senior Notes 9.13% due 12/01/2018	600,000	582,000
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	750,000	777,188
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	500,000	558,125
PVH Corp. Senior Notes 4.50% due 12/15/2022	200,000	195,500

		2,112,813

Retail-Arts & Crafts — 0.2%
Michaels FinCo, Holdings LLC/Michaels FinCo., Inc. Senior Notes 7.50% due 08/01/2018*(7)	1,275,000	1,287,750
Michaels Stores, Inc. Company Guar. Notes 7.75% due 11/01/2018	1,550,000	1,679,812

		2,967,562

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	825,894
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	1,040,000	1,098,852

		1,924,746

32

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Automobile — 0.1%
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	$650,000	$669,500

Retail-Bedding — 0.1%
Serta Simmons Holdings LLC Senior Notes 8.13% due 10/01/2020*	1,650,000	1,749,000

Retail-Building Products — 0.3%
Hillman Group, Inc. Company Guar. Notes 10.88% due 06/01/2018	1,125,000	1,212,188
Hillman Group, Inc. Company Guar. Notes 10.88% due 06/01/2018*	200,000	215,500
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	1,847,503

		3,275,191

Retail-Drug Store — 0.0%
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/2027*	543,423	580,691

Retail-Fabric Store — 0.2%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(7)	1,075,000	1,118,000
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	1,650,000	1,695,375

		2,813,375

Retail-Jewelry — 0.1%
Claire’s Stores, Inc. Senior Sec. Notes 6.13% due 03/15/2020*	1,100,000	1,116,500

Retail-Leisure Products — 0.2%
Party City Holdings, Inc. Senior Notes 8.88% due 08/01/2020*	925,000	1,012,875
PC Nextco Holdings LLC/PC Nextco Finance, Inc. Company Guar. Notes 8.75% due 08/15/2019*(7)	1,350,000	1,343,250

		2,356,125

Retail-Misc./Diversified — 0.0%
CST Brands, Inc. Company Guar. Notes 5.00% due 05/01/2023*	150,000	148,125

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	300,000	312,000
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	675,000	739,125

		1,051,125

Security Description	Principal Amount	Value (Note 2)

Retail-Pet Food & Supplies — 0.2%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	$1,250,000	$1,353,125
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(7)	1,500,000	1,537,500

		2,890,625

Retail-Propane Distribution — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 08/01/2021	1,382,000	1,485,650

Retail-Restaurants — 0.3%
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/2018	1,650,000	1,860,391
NPC International, Inc./NPC Operating Co. Company Guar. Notes 10.50% due 01/15/2020	1,350,000	1,549,125
Shearer’s Foods LLC/Chip Fin Corp. Senior Sec. Notes 9.00% due 11/01/2019*	425,000	454,219

		3,863,735

Retail-Sporting Goods — 0.2%
Academy Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/2019*	1,225,000	1,372,000
New Academy Finance Co., LLC/New Academy Finance Corp. Senior Notes 8.00% due 06/15/2018*(7)	675,000	695,250

		2,067,250

Schools — 0.3%
Boston University Senior Notes 7.63% due 07/15/2097	2,000,000	2,376,118
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	945,429

		3,321,547

School-Day Care — 0.0%
Knowledge Learning Corp. Company Guar. Notes 7.75% due 02/01/2015*	425,000	408,000

Semiconductor Equipment — 0.3%
KLA-Tencor Corp. Senior Notes 6.90% due 05/01/2018	2,640,000	3,101,551
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021*	550,000	548,625

		3,650,176

Special Purpose Entities — 1.1%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	790,000	749,307

33

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
Camp Pendleton & Quantico Housing LLC Bonds 5.57% due 10/01/2050*	$1,615,000	$1,531,198
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	875,000	875,000
General Electric Capital Corp./LJ VP Holdings LLC Senior Notes 3.80% due 06/18/2019*	1,340,000	1,401,584
Goldman Sachs Capital I Ltd. Guar.Notes 6.35% due 02/15/2034	2,500,000	2,480,162
MPH Intermediate Holding Co. 2 Senior Notes 8.38% due 08/01/2018*(7)	675,000	689,344
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(8)	4,930,000	5,272,211
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	889,000	964,565

		13,963,371

Specified Purpose Acquisitions — 0.0%
Renaissance Acquisition Corp. Senior Notes 6.88% due 08/15/2021*	175,000	174,125

Steel Pipe & Tube — 0.4%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/2017	1,270,000	1,303,338
Mueller Water Products, Inc. Company Guar. Notes 8.75% due 09/01/2020	280,000	306,950
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	3,420,000	3,869,627

		5,479,915

Steel-Producers — 0.6%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	1,300,000	1,269,914
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,667,441
Reliance Steel & Aluminum Co. Company Guar. Notes 4.50% due 04/15/2023	3,725,000	3,598,771
Steel Dynamics, Inc. Company Guar. Notes 5.25% due 04/15/2023*	125,000	122,500

		7,658,626

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	1,620,000	1,947,587

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,075,555

Security Description	Principal Amount	Value (Note 2)

Telecom Services — 0.2%
Level 3 Communications, Inc. Senior Notes 8.88% due 06/01/2019	$550,000	$592,625
SBA Tower Trust Sec. Notes 5.10% due 04/15/2042*	1,790,000	1,957,640

		2,550,265

Telecommunication Equipment — 0.7%
CommScope Holding Co., Inc. Senior Notes 6.63% due 06/01/2020*(7)	1,150,000	1,144,250
CommScope, Inc. Senior Notes 8.25% due 01/15/2019*	1,350,000	1,481,625
Harris Corp. Senior Notes 5.95% due 12/01/2017	5,000,000	5,580,355
Juniper Networks, Inc. Senior Notes 5.95% due 03/15/2041	500,000	497,622

		8,703,852

Telephone-Integrated — 1.6%
BellSouth Corp. Senior Bonds 5.20% due 09/15/2014	2,000,000	2,095,786
CenturyLink, Inc. Senior Notes 6.45% due 06/15/2021	4,000,000	4,220,000
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042	3,000,000	2,835,000
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	900,000	882,000
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	950,000	1,030,750
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	700,000	770,000
Lynx II Corp. Senior Notes 6.38% due 04/15/2023*	1,275,000	1,308,469
SBC Communications Senior Notes 5.10% due 09/15/2014	2,000,000	2,100,448
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,850,000	1,702,000
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	2,375,000	2,511,562
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	300,000	285,000

		19,741,015

Television — 0.1%
AMC Networks, Inc. Company Guar. Notes 4.75% due 12/15/2022	525,000	509,250
AMC Networks, Inc. Company Guar. Notes 7.75% due 07/15/2021	850,000	952,000

		1,461,250

34

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Textile-Home Furnishings — 0.1%
SIWF Merger Sub, Inc./Springs Industries, Inc. Senior Sec. Notes 6.25% due 06/01/2021*	$675,000	$675,000

Theaters — 0.1%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	100,000	96,375
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	150,000	163,500
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	625,000	600,000

		859,875

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	300,995
Lorillard Tobacco Co. Company Guar. Notes 7.00% due 08/04/2041	810,000	847,407

		1,148,402

Tools-Hand Held — 0.1%
BC Mountain LLC/BC Mountain Finance, Inc. Company Guar. Notes 7.00% due 02/01/2021*	700,000	728,000

Toys — 0.1%
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,355,964

Transport-Equipment & Leasing — 0.0%
Maxim Crane Works LP Senior Sec. Notes 12.25% due 04/15/2015*	525,000	551,250

Transport-Rail — 0.4%
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/2021	258,945	300,521
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,507,371
Union Pacific Corp. Senior Notes 4.88% due 01/15/2015	1,520,000	1,606,983

		4,414,875

Transport-Services — 0.2%
PHI, Inc. Company Guar. Notes 8.63% due 10/15/2018	925,000	966,625
Ryder System, Inc. Senior Notes 3.15% due 03/02/2015	1,055,000	1,087,015
Ryder System, Inc. Senior Notes 3.50% due 06/01/2017	800,000	829,230

		2,882,870

Security Description	Principal Amount	Value (Note 2)

Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	$4,020,000	$4,178,689

Wire & Cable Products — 0.3%
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	1,075,000	1,126,062
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	1,250,000	1,243,750
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022*	1,100,000	1,075,250

		3,445,062

X-Ray Equipment — 0.1%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	600,000	635,250

Total U.S. Corporate Bonds & Notes (cost $945,963,788)		997,804,423

FOREIGN CORPORATE BONDS & NOTES — 15.8%
Advertising Services — 0.2%
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,288,125

Aerospace/Defense — 0.1%
Embraer Overseas, Ltd. Company Guar. Notes 6.38% due 01/15/2020	675,000	737,438

Aerospace/Defense-Equipment — 0.1%
Silver II Borrower/Silver II US Holdings, LLC Company Guar. Notes 7.75% due 12/15/2020*	1,025,000	1,073,687

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. Company Guar. Notes 4.00% due 12/07/2015*	1,270,000	1,325,983

Auto-Cars/Light Trucks — 0.4%
Jaguar Land Rover Automotive PLC Company Guar. Notes 5.63% due 02/01/2023*	225,000	220,500
Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/2021*	1,200,000	1,329,000
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	3,150,000	3,216,191

		4,765,691

Auto/Truck Parts & Equipment-Original — 0.3%
International Automotive Components Group SL Senior Sec. Notes 9.13% due 06/01/2018*	975,000	984,750
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	375,000	363,750

35

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Original (continued)
Schaeffler Finance BV Senior Sec. Notes 7.75% due 02/15/2017*	$700,000	$781,375
Schaeffler Finance BV Senior Sec. Notes 8.50% due 02/15/2019*	1,200,000	1,344,000
Schaeffler Holding Finance BV Senior Sec. Notes 6.88% due 08/15/2018*(7)	775,000	790,500

		4,264,375

Banks-Commercial — 0.8%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	1,900,000	1,846,788
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/2016*(9)	2,850,000	2,885,625
Credit Suisse New York Senior Notes 5.50% due 05/01/2014	2,240,000	2,321,758
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/2015*	3,500,000	3,559,997

		10,614,168

Beverages-Wine/Spirits — 0.5%
Bacardi, Ltd. Senior Notes 7.45% due 04/01/2014*	2,630,000	2,742,262
Pernod-Ricard SA Senior Notes 4.25% due 07/15/2022*	2,950,000	3,008,658
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	950,000	1,070,660

		6,821,580

Broadcast Services/Program — 0.5%
Grupo Televisa SA Senior Notes 6.63% due 03/18/2025	5,015,000	5,777,395

Building Products-Doors & Windows — 0.1%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/2021*	900,000	981,000

Cellular Telecom — 0.3%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	200,000	186,323
America Movil SAB de CV Company Guar. Notes 5.75% due 01/15/2015	900,000	959,011
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	2,350,000	2,526,250
Digicel Group, Ltd. Senior Notes 10.50% due 04/15/2018*	325,000	352,625

		4,024,209

Security Description	Principal Amount	Value (Note 2)

Chemicals-Diversified — 0.1%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	$925,000	$925,000

Computers — 0.2%
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017	2,100,000	2,125,276

Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 06/01/2023*	800,000	764,000
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/2021	575,000	625,312
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/2016	76,000	84,455

		1,473,767

Containers-Metal/Glass — 0.2%
Ardagh Packaging Finance PLC Company Guar. Notes 9.13% due 10/15/2020*	2,125,000	2,305,625
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	350,000	344,750

		2,650,375

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	1,100,000	1,108,250

Diversified Banking Institutions — 0.3%
Deutsche Bank AG Senior Notes 3.25% due 01/11/2016	2,480,000	2,601,818
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,410,000	1,439,628

		4,041,446

Diversified Financial Services — 0.2%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	380,000	404,548
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	2,380,000	2,558,698

		2,963,246

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 04/03/2017*	2,000,000	1,978,158
Anglo American Capital PLC Company Guar. Notes 4.45% due 09/27/2020*	600,000	592,985

		2,571,143

36

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Operations — 0.3%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	$1,200,000	$1,263,000
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	1,550,000	1,605,357
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	1,000,000	1,215,768

		4,084,125

Electric-Generation — 0.1%
Korea Hydro & Nuclear Power Co., Ltd. Senior Notes 6.25% due 06/17/2014*	1,155,000	1,203,587

Electric-Integrated — 0.3%
Enel Finance International SA Company Guar. Notes 3.88% due 10/07/2014*	1,570,000	1,610,820
Enersis SA Senior Notes 7.40% due 12/01/2016	600,000	693,369
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/2021*	1,100,000	1,192,638

		3,496,827

Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Company Guar. Notes 4.63% due 02/15/2020*	350,000	348,250
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023*	350,000	344,750

		693,000

Electronic Parts Distribution — 0.2%
Rexel SA Senior Notes 5.25% due 06/15/2020*	825,000	820,875
Rexel SA Company Guar. Notes 6.13% due 12/15/2019*	1,350,000	1,400,625

		2,221,500

Finance-Auto Loans — 0.3%
RCI Banque SA Senior Notes 3.50% due 04/03/2018*	1,825,000	1,819,926
RCI Banque SA Senior Notes 4.60% due 04/12/2016*	1,900,000	1,992,226

		3,812,152

Finance-Investment Banker/Broker — 0.3%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,754,135

Food-Baking — 0.1%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,265,497

Security Description	Principal Amount	Value (Note 2)

Food-Misc./Diversified — 0.4%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	$4,850,000	$4,488,103

Gold Mining — 0.9%
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	493,864
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	559,932
AngloGold Holdings PLC Company Guar. Notes 8.50% due 07/30/2020	2,000,000	1,967,600
Barrick Gold Corp. Notes 2.50% due 05/01/2018*	950,000	881,562
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*	1,660,000	1,368,411
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	5,500,000	4,942,515
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	1,300,000	1,100,558

		11,314,442

Insurance-Multi-line — 0.2%
AXA SA Sub. Notes 8.60% due 12/15/2030	2,500,000	3,027,942

Medical-Drugs — 0.2%
VPII Escrow Corp. Senior Notes 6.75% due 08/15/2018*	450,000	474,750
VPII Escrow Corp. Senior Notes 7.50% due 07/15/2021*	2,025,000	2,171,812

		2,646,562

Metal-Diversified — 0.2%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	1,750,000	1,891,507
Rio Tinto Finance USA PLC Company Guar. Notes 2.25% due 12/14/2018	1,100,000	1,073,766

		2,965,273

Multimedia — 0.2%
Pearson Funding Five PLC Company Guar. Notes 3.25% due 05/08/2023*	1,200,000	1,107,330
Pearson Funding Two PLC Company Guar. Notes 4.00% due 05/17/2016*	1,800,000	1,914,300

		3,021,630

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Bonds 5.63% due 09/21/2035*	1,600,000	1,640,859

37

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling — 0.1%
Drill Rigs Holdings, Inc. Senior Sec. Notes 6.50% due 10/01/2017*	$225,000	$228,937
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/2020	840,000	894,859

		1,123,796

Oil Companies-Exploration & Production — 0.8%
Canadian Natural Resources, Ltd. Senior Notes 4.90% due 12/01/2014	770,000	809,034
Canadian Natural Resources, Ltd. Senior Bonds 5.85% due 02/01/2035	4,960,000	5,391,222
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,703,824
Kodiak Oil & Gas Corp. Company Guar. Notes 5.50% due 01/15/2021*	200,000	201,500
Lone Pine Resources Canada, Ltd. Company Guar. Notes 10.38% due 02/15/2017(2)(10)	450,000	310,500
Talisman Energy, Inc. Senior Notes 3.75% due 02/01/2021	500,000	501,839
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	890,000	895,721

		9,813,640

Oil Companies-Integrated — 2.1%
BP Capital Markets PLC Company Guar. Notes 1.38% due 05/10/2018	900,000	874,504
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	1,000,000	1,048,288
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	3,100,000	3,388,790
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	1,800,000	1,832,677
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/2017*	1,000,000	1,107,700
Petro-Canada Bonds 5.35% due 07/15/2033	2,650,000	2,723,241
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023	2,820,000	2,539,734
Petrobras International Finance Co. Company Guar. Notes 2.88% due 02/06/2015	1,320,000	1,340,770
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	2,000,000	1,928,736
Petroleos Mexicanos Company Guar. Notes 4.88% due 03/15/2015	5,000,000	5,250,000

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	$2,570,000	$2,769,175
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,788,000

		26,591,615

Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd. Notes 8.25% due 01/15/2027*(2)	500,000	616,272

Oil-Field Services — 0.3%
Schlumberger Investment SA Company Guar. Notes 1.95% due 09/14/2016*	840,000	858,757
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042	150,000	147,056
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/2018	600,000	673,623
Weatherford International, Ltd. Senior Notes 7.00% due 03/15/2038	2,100,000	2,264,529

		3,943,965

Pipelines — 0.3%
Enbridge, Inc. Senior Notes 5.60% due 04/01/2017	2,870,000	3,206,433

Satellite Telecom — 0.4%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023*	450,000	432,000
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022*	775,000	792,437
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019	650,000	702,813
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	600,000	649,500
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,125,000	1,224,844
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	350,000	368,375
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023*	625,000	671,875

		4,841,844

Security Services — 0.1%
Garda World Security Corp. Senior Notes 9.75% due 03/15/2017*	1,350,000	1,444,500

Seismic Data Collection — 0.1%
Cie Generale de Geophysique-Veritas Company Guar. Notes 6.50% due 06/01/2021	250,000	256,250

38

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Seismic Data Collection (continued)
Cie Generale de Geophysique-Veritas Company Guar. Bonds 9.50% due 05/15/2016	$325,000	$341,250
Compagnie Generale de Geophysique-Veritas Company Guar. Notes 7.75% due 05/15/2017	1,175,000	1,204,375

		1,801,875

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 3.75% due 06/01/2018*	400,000	394,000
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 02/15/2021*	225,000	231,187
NXP BV/NXP Funding LLC Senior Notes 5.75% due 03/15/2023*	200,000	202,000

		827,187

Semiconductor Equipment — 0.1%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/2018	950,000	1,063,240

Steel-Producers — 1.0%
ArcelorMittal Senior Notes 5.00% due 02/25/2017	1,650,000	1,699,500
ArcelorMittal Senior Notes 5.75% due 08/05/2020	3,000,000	3,003,750
ArcelorMittal Senior Notes 6.13% due 06/01/2018	1,425,000	1,496,250
ArcelorMittal Senior Notes 7.25% due 03/01/2041	1,000,000	926,250
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	2,570,000	2,537,875
Hyundai Steel Co. Senior Notes 4.63% due 04/21/2016*	2,130,000	2,251,945

		11,915,570

SupraNational Banks — 0.4%
Corporacion Andina de Fomento Senior Notes 3.75% due 01/15/2016	710,000	747,691
Corporacion Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	833,526
Corporacion Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,247,255
Inter-American Development Bank Notes 6.75% due 07/15/2027	1,200,000	1,584,917

		4,413,389

Security Description	Principal Amount	Value (Note 2)

Telecom Services — 0.1%
Digicel, Ltd. Senior Notes 6.00% due 04/15/2021*	$725,000	$710,500

Telephone-Integrated — 0.6%
KT Corp. Senior Notes 5.88% due 06/24/2014*	3,050,000	3,167,547
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	2,200,000	2,173,354
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	1,739,510

		7,080,411

Transport-Rail — 0.4%
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/2031	2,950,000	3,602,782
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023*	935,000	869,020

		4,471,802

Travel Services — 0.0%
Carlson Wagonlit BV Senior Sec. Notes 6.88% due 06/15/2019*	375,000	388,594

Wireless Equipment — 0.2%
Telefonaktiebolaget LM Ericsson Senior Notes 4.13% due 05/15/2022	3,000,000	2,969,724

Total Foreign Corporate Bonds & Notes (cost $191,331,961)		197,392,145

FOREIGN GOVERNMENT AGENCIES — 0.5%
Sovereign — 0.5%
Republic of Colombia Senior Notes 4.38% due 07/12/2021	855,000	884,925
State Of Qatar Senior Notes 5.25% due 01/20/2020*	2,185,000	2,436,275
United Mexican States Senior Notes 6.63% due 03/03/2015	3,150,000	3,433,500

Total Foreign Government Agencies (cost $6,253,561)		6,754,700

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS zero coupon due 01/15/21 (cost $356,807)	640,000	532,733

MUNICIPAL BONDS & NOTES — 0.3%
U.S. Municipal Bonds & Notes — 0.3%
City of Chicago, IL General Obligation Bonds Series B 5.43% due 01/01/2042 (cost $3,520,000)	3,520,000	3,060,429

39

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 0.1%
Auto-Cars/Light Trucks — 0.1%
General Motors Co.†	16,407	$588,519
Motors Liquidation Co. GUC Trust†	4,119	134,485

Total Common Stock (cost $1,608,862)		723,004

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Home Furnishings — 0.0%
CVC Claims Litigation Trust†(2)(4) (cost $50,370)	5	0

PREFERRED STOCK — 0.2%
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	1,065	1,054,949

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D 5.67%(1)	30,000	300

Real Estate Investment Trusts — 0.1%
ProLogis, Inc. Series Q 8.54%	20,000	1,222,400

Total Preferred Stock (cost $3,091,012)		2,277,649

Security Description	Shares/ Principal Amount	Value (Note 2)

WARRANTS †— 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Expires 07/10/2016 (Strike price $10.00)	4,633	$121,755
General Motors Co. Expires 07/10/2019 (Strike price $18.33)	4,633	86,313

Total Warrants (cost $608,145)		208,068

Total Long-Term Investment Securities (cost $1,152,785,174)		1,208,753,773

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Time Deposits — 2.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2013 (cost $25,346,000)	$25,346,000	25,346,000

TOTAL INVESTMENTS (cost $1,178,131,174)(12)	98.8%	1,234,099,773
Other assets less liabilities	1.2	15,278,625

NET ASSETS	100.0%	$1,249,378,398

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2013, the aggregate value of these securities was $297,033,194 representing 23.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At July 31, 2013, the aggregate value of these securities was $5,480,055 representing 0.4% of net assets.
(3)	Collateralized Mortgage Obligation
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2013, the Corporate Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
CVC Claims Ligitation Trust Membership Interest Certificates	05/19/2006	5	$50,370	$0	$0.00	0.00%
General Motors Corp. 7.20% due 01/15/2011	04/21/2011	$1,000,000	0	0	0.00	0.00
General Motors Corp. 7.40% due 09/01/2025	04/21/2011	2,800,000	0	0	0.00	0.00
General Motors Corp. 9.45% due 11/01/2011	04/21/2011	250,000	0	0	0.00	0.00
HRP Myrtle Beach Operations LLC 7.38% due 04/01/2012	03/23/2006	225,000	225,000
	10/29/2007 01/02/2008	100,000 150,000	99,852 149,010

		475,000	473,862	0	0.00	0.00

				$0		0.00%

40

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

(5)	Security in default
(6)	Company has filed for Chapter 11 bankruptcy protection.
(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	Bond is in default subsequent to July 31, 2013.
(11)	Security currently paying interest in the form of additional securities.
(12)	See Note 3 for cost of investments on a tax basis.
(13)	Security is in default and did not pay principal at maturity.

STRIPS—Separate Trading of Registered Interest and Principal Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$—	$622	$622
U.S. Corporate Bonds & Notes:
Auto-Cars/Light Trucks	—	18,996,076	0	18,996,076
Diversified Banking Institutions	—	108,026,835	—	108,026,835
Food-Retail	—	1,105,863	0	1,105,863
Paper & Related Products	—	7,801,513	25	7,801,538
Publishing-Periodicals	—	2,554,969	0	2,554,969
Recycling	—	—	9	9
Resorts/Theme Parks	—	1,856,938	0	1,856,938
Other Industries*	—	857,462,195	—	857,462,195
Foreign Corporate Bonds & Notes	—	197,392,145	—	197,392,145
Foreign Government Agencies	—	6,754,700	—	6,754,700
U.S. Government Agencies	—	532,733	—	532,733
Municipal Bonds & Notes	—	3,060,429	—	3,060,429
Common Stock	723,004	—	—	723,004
Membership Interest Certificates	—	—	0	0
Preferred Stock:
Diversified Banking Institutions	—	1,054,949	—	1,054,949
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,222,400	—	—	1,222,400
Warrants	208,068	—	—	208,068
Short-Term Investment Securities:
Time Deposits	—	25,346,000	—	25,346,000

Total	$2,153,472	$1,231,945,345	$956	$1,234,099,773

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

41

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Sovereign	42.3%
United States Treasury Notes	17.1
Diversified Financial Services	12.8
Banks-Commercial	5.5
Federal Home Loan Mtg. Corp.	2.7
Sovereign Agency	2.6
Federal National Mtg. Assoc.	2.3
Time Deposits	2.3
Tobacco	1.5
Banks-Special Purpose	1.5
Collateralized Mortgage Obligation - Other	1.2
Diversified Banking Institutions	1.1
Oil Companies-Integrated	0.7
Multimedia	0.7
SupraNational Banks	0.6
Computers	0.6
Insurance-Mutual	0.5
Pharmacy Services	0.4
Oil Companies-Exploration & Production	0.4
Finance-Consumer Loans	0.4
Brewery	0.4
Applications Software	0.3
Finance-Commercial	0.3
Beverages-Wine/Spirits	0.3
Medical-Generic Drugs	0.3
Finance-Credit Card	0.2
Electronic Components-Semiconductors	0.2
Agricultural Operations	0.2
Medical Products	0.2
Electric-Distribution	0.2
Medical-Drugs	0.2
Winding-Up Agency	0.2
Banks-Mortgage	0.1
Banks-Money Center	0.1
Special Purpose Entities	0.1
Airport Development/Maintenance	0.1
Electric-Generation	0.1
Asset Backed Securities	0.1
Pipelines	0.1

100.9%

Country Allocation*

United States	36.3%
Japan	13.2
United Kingdom	11.6
Italy	7.1
France	6.2
Cayman Islands	4.5
Germany	3.9
Norway	3.1
Netherlands	2.9
Spain	2.3
Canada	1.6
Belgium	1.6
Australia	1.0
Finland	0.9
Sweden	0.6
Slovenia	0.6
Denmark	0.6
SupraNational	0.6
Mexico	0.5
Ireland	0.5
Luxembourg	0.3
United Arab Emirates	0.3
Curacao	0.2
Indonesia	0.2
Jersey	0.1
Switzerland	0.1
Chile	0.1

100.9%

Credit Quality#†

Aaa	44.4%
Aa	29.5
A	7.4
Baa	13.4
Ba	0.3
Caa	0.2
Ca	0.6
Not rated@	4.2

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

42

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description			Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES — 13.4%
Cayman Islands — 4.5%
Aberdeen Loan Funding, Ltd. FRS Series 2008-1A, Class A 0.92% due 11/01/2018*	$		3,186,340	$3,086,570
Acis CLO, Ltd. FRS Series 2013-1A, Class ACOM 1.56% due 04/18/2024*			2,450,000	2,389,750
Brentwood CLO Corp. FRS Series 2006-1A, Class A1B 0.54% due 02/01/2022*			1,804,854	1,743,792
Gannett Peak CLO, Ltd. FRS Series 2006-1A, Class A1A 0.51% due 10/27/2020*			1,208,498	1,193,724
Liberty CLO, Ltd. FRS Series 2005-1A, Class A1C 0.52% due 11/01/2017*			1,112,144	1,098,525
OCP CLO, Ltd. FRS Series 2012-2A, Class ACOM 1.51% due 11/22/2023*			2,150,000	2,104,891
OFSI Fund V, Ltd. FRS Series 2013-5A, Class ACOM 1.63% due 04/17/2025*			1,600,000	1,583,853
Red River CLO, Ltd. FRS Series 1A, Class A 0.54% due 07/27/2018*			864,357	839,389
Red River CLO, Ltd. FRS Series 1X, Class A 0.54% due 07/27/2018			2,506,637	2,434,227

				16,474,721

United Kingdom — 3.4%
Aire Valley Mortgages PLC FRS Series 2007-1X, Class 2A2 0.47% due 09/20/2066(2)		EUR	91,480	112,148
Aire Valley Mortgages PLC FRS Series 2004-1X, Class 3A2 0.63% due 09/20/2066(2)		EUR	1,312,502	1,621,241
Gracechurch Card Funding PLC FRS Series 2012-1A, Class A2 0.92% due 02/15/2017*		EUR	3,300,000	4,415,147
Granite Master Issuer PLC FRS Series 2006-3, Class A4 0.27% due 12/20/2054(2)			1,137,723	1,110,986
Granite Master Issuer PLC FRS Series 2007-1, Class 3A2 0.32% due 12/20/2054(2)		EUR	904,344	1,181,678
Granite Master Issuer PLC FRS Series 2007-1, Class 2A1 0.33% due 12/20/2054(2)			729,309	712,171
Granite Master Issuer PLC FRS Series 2006-3, Class A5 0.34% due 12/20/2054(2)		EUR	145,862	190,593
Granite Master Issuer PLC FRS Series 2005-1, Class A6 0.73% due 12/20/2054(2)		GBP	58,345	86,680
Granite Master Issuer PLC FRS Series 2006-1X, Class A7 0.73% due 12/20/2054(2)		GBP	875,171	1,300,201
Granite Master Issuer PLC FRS Series 2005-4, Class A6 0.73% due 12/20/2054(2)		GBP	29,172	43,340

Security Description		Principal Amount**	Value (Note 2)

United Kingdom (continued)
Granite Master Issuer PLC FRS Series 2007-1 5A1 6.07% due 12/20/2054(2)	GBP	175,034	$260,040
Granite Mortgages PLC FRS Series 2004-2, Class 3A 0.83% due 06/20/2044(2)	GBP	382,690	570,523
Granite Mortgages PLC FRS Series 2004-3, Class 3A1 0.87% due 09/20/2044(2)	GBP	351,358	525,417
Granite Mortgages PLC FRS Series 2003-3, Class 3A 0.89% due 01/20/2044(2)	GBP	171,144	256,708
Mansard Mortgages PLC FRS Series 2007-2X, Class A1 1.16% due 12/15/2049(2)	GBP	201,876	283,891

			12,670,764

United States — 5.5%
American Home Mtg. Investment Trust FRS Series 2004-3, Class 1A 0.93% due 10/25/2034(2)		655	647
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.40% due 03/20/2046(2)		906,070	618,377
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.46% due 02/25/2036(2)		1,011,971	732,973
FHLMC Multifamily Structured Pass Through Certs. Series K710, Class A2 1.88% due 05/25/2019(2)		3,300,000	3,222,952
FHLMC Multifamily Structured Pass Through Certs. Series K709, Class A2 2.09% due 03/25/2019(2)		3,000,000	2,969,592
FHLMC Multifamily Structured Pass Through Certs. Series K030, Class A1 2.78% due 09/25/2022(2)(3)		1,100,000	1,121,995
FHLMC Multifamily Structured Pass Through Certs. VRS Series K030, Class A2 3.25% due 04/25/2023(2)(3)		7,500,000	7,399,020
Lehman XS Trust FRS Series 2007-7N Class 1A2 0.43% due 06/25/2047(2)		1,057,508	560,475
NCUA Guaranteed Notes Trust Series 2010-C1, Class A2 2.90% due 10/29/2020(2)		1,000,000	1,038,476
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 0.76% due 11/20/2034(2)		120,742	117,499
SLM Student Loan Trust FRS Series 2003-10A, Class A1D 1.68% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1B 1.74% due 12/15/2016*		400,000	400,000

43

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES (continued)
United States (continued)
SLM Student Loan Trust FRS Series 2003-10A, Class A1G 1.74% due 12/15/2016*	$	100,000	$100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1H 1.74% due 12/15/2016*		100,000	100,000
SLM Student Loan Trust FRS Series 2003-10A, Class A1E 1.78% due 12/15/2016*		100,000	100,000
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2007-10, Class 1A1 1.91% due 11/25/2037(2)		551,019	345,975
Washington Mutual Alternative Mtg. Pass-Through Certificates FRS Series-AR5 Class 4A 1.15% due 06/25/2046(2)		1,336,029	822,785
Wells Fargo Alternative Loan Trust FRS Series 2007-PA6, Class A1 2.86% due 12/28/2037(2)		905,980	697,150

			20,447,916

Total Asset Backed Securities (cost $51,609,925)			49,593,401

CORPORATE BONDS & NOTES — 20.2%
Australia — 0.4%
Commonwealth Bank of Australia Senior Notes 1.95% due 03/16/2015		850,000	867,586
Westpac Banking Corp. Senior Notes 2.00% due 08/14/2017		750,000	754,889

			1,622,475

Canada — 0.5%
Bank of Nova Scotia Notes 5.75% due 01/28/2014	AUD	1,200,000	1,092,380
Canadian Imperial Bank of Commerce Senior Notes 5.75% due 12/19/2013	AUD	800,000	726,557

			1,818,937

Cayman Islands — 0.0%
Petrobras International Finance Co. Company Guar. Bonds 5.38% due 01/27/2021		50,000	49,792
Petrobras International Finance Co. Company Guar. Bonds 5.75% due 01/20/2020		90,000	92,966

			142,758

Curacao — 0.2%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 2.88% due 04/15/2019	EUR	550,000	766,296

France — 0.6%
Credit Agricole SA Senior Notes 2.13% due 04/17/2018*		900,000	881,010
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*		350,000	394,454

Security Description		Principal Amount**	Value (Note 2)

France (continued)
Pernod-Ricard SA Senior Notes 7.00% due 01/15/2015	EUR	450,000	$650,874
Total Capital International SA Company Guar. Bonds 2.88% due 02/17/2022		450,000	435,114

			2,361,452

Germany — 1.7%
FMS Wertmanagement AoeR Government Guar. Notes 1.00% due 07/18/2017	EUR	400,000	535,365
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 0.38% due 04/18/2017	EUR	2,000,000	2,634,093
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 4.13% due 07/04/2017	EUR	1,200,000	1,804,976
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 5.00% due 12/01/2020	SEK	2,000,000	350,903
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 6.00% due 08/20/2020	AUD	800,000	790,954

			6,116,291

Ireland — 0.5%
Caterpillar International Finance, Ltd. Company Guar. Notes 1.38% due 05/18/2015	EUR	400,000	539,728
GE Capital UK Funding Company Guar. Bonds 5.63% due 04/25/2019	GBP	644,000	1,126,485
Rosneft Oil Co via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*		250,000	230,625

			1,896,838

Japan — 3.0%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/2018	JPY	860,000,000	9,479,912
Japan Tobacco, Inc. Senior Notes 2.10% due 07/23/2018*		1,550,000	1,549,845

			11,029,757

Jersey — 0.1%
BAA Funding, Ltd. Senior Notes 5.85% due 11/27/2015	GBP	260,000	401,155

Luxembourg — 0.3%
Gazprom OAO Via Gaz Capital SA Senior Bonds 9.25% due 04/23/2019		710,000	869,750
TNK-BP Finance SA Company Guar. Bonds 6.63% due 03/20/2017		126,000	138,121
TNK-BP Finance SA Company Guar. Bonds 7.50% due 07/18/2016		159,000	177,285

			1,185,156

44

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Mexico — 0.1%
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	$	360,000	$387,900

Netherlands — 0.6%
ING Bank NV Notes 2.00% due 09/25/2015*		1,300,000	1,314,690
Petrobras Global Finance BV Company Guar. Bonds 4.38% due 05/20/2023		920,000	828,566

			2,143,256

Norway — 3.1%
DNB Boligkreditt AS Notes 1.45% due 03/21/2019*		1,300,000	1,263,675
DNB Boligkreditt AS Notes 2.90% due 03/29/2017*		3,600,000	3,768,120
DNB Boligkreditt AS Notes 2.90% due 03/29/2017		500,000	523,350
Sparebank 1 Boligkreditt AS Notes 1.75% due 11/15/2020*		1,900,000	1,779,160
Sparebank 1 Boligkreditt AS Notes 2.63% due 05/26/2017*		3,900,000	4,051,320

			11,385,625

Sweden — 0.5%
Nordea Bank AB Sub. Notes 4.50% due 03/26/2020	EUR	450,000	648,784
Swedbank Hypotek AB FRS Notes 0.73% due 03/28/2014*		590,000	590,093
Vattenfall AB Senior Notes 6.75% due 01/31/2019	EUR	400,000	667,767

			1,906,644

Switzerland — 0.1%
UBS AG Senior Notes 4.88% due 08/04/2020		318,000	351,507

United Arab Emirates — 0.3%
Dolphin Energy, Ltd. Senior Sec. Notes 5.50% due 12/15/2021		200,000	220,000
Dolphin Energy, Ltd. Senior Sec. Notes 5.89% due 06/15/2019		448,103	497,394
Ruwais Power Co., PJSC Senior Sec. Bonds 6.00% due 08/31/2036*		370,000	378,643

			1,096,037

United Kingdom — 1.8%
Bank of Scotland PLC Bonds 5.25% due 02/21/2017		400,000	449,640

Security Description		Principal Amount**	Value (Note 2)

United Kingdom (continued)
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*	$	850,000	$837,545
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020		700,000	759,473
HSBC Bank PLC Senior Notes 1.63% due 08/12/2013*		2,050,000	2,050,547
Imperial Tobacco Finance PLC Company Guar. Notes 4.50% due 07/05/2018	EUR	1,150,000	1,716,581
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015		525,000	535,912
Standard Chartered PLC Senior Notes 5.50% due 11/18/2014*		350,000	369,985

			6,719,683

United States — 6.4%
American Express Credit Corp. Senior Notes 2.80% due 09/19/2016		800,000	837,456
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017		1,400,000	1,388,467
Apple, Inc. Senior Notes 2.40% due 05/03/2023		1,250,000	1,146,699
Archer-Daniels-Midland Co. Senior Notes 4.48% due 03/01/2021		750,000	804,475
Bank of America Corp. Senior Notes 4.75% due 08/01/2015		800,000	851,426
Baxter International, Inc. Senior Notes 1.85% due 06/15/2018		700,000	698,659
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/2016		750,000	771,886
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018		850,000	977,938
Express Scripts Holding Co. Company Guar. Notes 3.50% due 11/15/2016		750,000	797,652
Express Scripts Holding Co. Company Guar. Notes 3.90% due 02/15/2022		800,000	814,343
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023		1,250,000	1,175,184
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017		900,000	910,832
John Deere Capital Corp. FRS Senior Notes 0.67% due 10/04/2013		700,000	700,636
John Deere Capital Corp. Senior Notes 1.40% due 03/15/2017		750,000	746,290

45

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

CORPORATE BONDS & NOTES (continued)
United States (continued)
MassMutual Global Funding II Senior Notes 2.30% due 09/28/2015*	$	400,000	$413,537
Microsoft Corp. Senior Notes 0.88% due 11/15/2017		900,000	880,399
Microsoft Corp. Senior Notes 2.63% due 05/02/2033	EUR	350,000	439,245
Morgan Stanley Senior Notes 3.75% due 09/21/2017	EUR	600,000	848,443
Morgan Stanley Senior Notes 6.25% due 08/28/2017		600,000	678,454
NBCUniversal Enterprise, Inc. FRS Company Guar. Notes 0.95% due 04/15/2018*		1,900,000	1,916,247
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021		600,000	649,916
New York Life Global Funding Sec. Notes 0.75% due 07/24/2015*		1,650,000	1,651,323
ONEOK Partners LP Company Guar. Notes 2.00% due 10/01/2017		200,000	197,310
Philip Morris International, Inc. Senior Notes 1.75% due 03/19/2020	EUR	1,200,000	1,573,910
Texas Instruments, Inc. Senior Notes 2.38% due 05/16/2016		800,000	832,426
Walgreen Co. Senior Notes 3.10% due 09/15/2022		150,000	143,164
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022		150,000	143,181
Zoetis, Inc. Senior Notes 1.88% due 02/01/2018*		650,000	638,520

			23,628,018

Total Corporate Bonds & Notes (cost $72,908,653)			74,959,785

GOVERNMENT AGENCIES — 39.9%
Australia — 0.6%
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023	AUD	2,200,000	2,260,544

Belgium — 1.6%
Kingdom of Belgium Bonds 3.50% due 06/28/2017	EUR	3,190,000	4,653,039
Kingdom of Belgium Bonds 3.75% due 09/28/2020	EUR	245,000	366,894
Kingdom of Belgium Senior Bonds 4.25% due 09/28/2022	EUR	490,000	753,048

			5,772,981

Security Description		Principal Amount**	Value (Note 2)

Canada — 1.1%
Government of Canada Bonds 2.50% due 06/01/2015(4)	CAD	2,460,000	$2,453,102
Government of Canada Bonds 4.00% due 06/01/2041	CAD	400,000	461,299
Government of Canada Bonds 5.75% due 06/01/2029	CAD	1,000,000	1,335,108

			4,249,509

Chile — 0.1%
Republic of Chile Senior Bonds 3.63% due 10/30/2042		360,000	297,900

Denmark — 0.6%
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	7,600,000	1,547,027
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	2,500,000	627,089

			2,174,116

Finland — 0.9%
Republic of Finland Senior Notes 3.13% due 09/15/2014*	EUR	2,550,000	3,506,716

France — 5.6%
Government of France Bonds 1.00% due 05/25/2018	EUR	3,790,000	5,036,480
Government of France Bonds 2.25% due 10/25/2022	EUR	7,190,000	9,637,528
Government of France Bonds 4.00% due 10/25/2038	EUR	740,000	1,115,392
Government of France Bonds 4.25% due 10/25/2017	EUR	1,500,000	2,274,100
Government of France Bonds 4.50% due 04/25/2041	EUR	1,530,000	2,494,222

			20,557,722

Germany — 2.2%
Federal Republic of Germany Bonds 1.50% due 09/04/2022	EUR	2,230,000	2,955,882
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	20,000	26,715
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	3,100,000	5,259,857

			8,242,454

Indonesia — 0.2%
Republic of Indonesia Senior Bonds 5.38% due 10/17/2023*		200,000	203,250
Republic of Indonesia Senior Bonds 8.50% due 10/12/2035		400,000	514,000

			717,250

46

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

GOVERNMENT AGENCIES (continued)
Italy — 6.1%
Republic of Italy Bonds 4.50% due 07/15/2015	EUR	2,810,000	$3,918,094
Republic of Italy Bonds 4.75% due 06/01/2017	EUR	8,350,000	11,810,140
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	650,000	917,479
Republic of Italy Senior Bonds 5.00% due 08/01/2039	EUR	760,000	1,013,513
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	3,490,000	5,041,051

			22,700,277

Japan — 10.2%
Government of Japan Senior Notes 0.10% due 12/15/2014	JPY	156,800,000	1,601,250
Government of Japan Senior Notes 0.20% due 09/20/2017	JPY	37,400,000	381,398
Government of Japan Senior Notes 0.80% due 09/20/2022	JPY	1,046,400,000	10,733,247
Government of Japan Senior Bonds 1.70% due 09/20/2032	JPY	26,300,000	269,833
Government of Japan Senior Bonds 1.80% due 09/20/2031	JPY	225,000,000	2,367,648
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	260,000,000	2,766,579
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	276,300,000	2,915,254
Government of Japan Senior Bonds 2.10% due 12/20/2026	JPY	107,600,000	1,232,604
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	240,000,000	2,691,138
Government of Japan Senior Bonds 2.10% due 12/20/2029	JPY	340,000,000	3,803,045
Government of Japan Senior Bonds 2.20% due 09/20/2026	JPY	487,300,000	5,650,520
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	280,000,000	3,164,283

			37,576,799

Mexico — 0.4%
United Mexican States Senior Bonds 4.75% due 03/08/2044		50,000	46,000

Security Description		Principal Amount**	Value (Note 2)

Mexico (continued)
United Mexican States Bonds 7.50% due 06/03/2027	MXN	9,681,000	$832,872
United Mexican States Bonds 7.75% due 05/29/2031	MXN	3,872,400	329,326
United Mexican States Bonds 7.75% due 11/13/2042	MXN	3,872,400	324,141
United Mexican States Bonds 8.50% due 11/18/2038	MXN	17,600	1,592

			1,533,931

Netherlands — 2.3%
Government of Netherlands Bonds 2.75% due 01/15/2015*	EUR	1,150,000	1,587,427
Government of Netherlands Bonds 3.25% due 07/15/2015*	EUR	1,750,000	2,464,516
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	630,000	971,822
Government of Netherlands Bonds 4.50% due 07/15/2017*	EUR	2,380,000	3,630,149

			8,653,914

Slovenia — 0.6%
Republic of Slovenia Senior Bonds 5.50% due 10/26/2022		1,040,000	980,408
Republic of Slovenia Bonds 5.85% due 05/10/2023*		1,280,000	1,213,337

			2,193,745

Spain — 2.3%
Kingdom of Spain Bonds 3.75% due 10/31/2015	EUR	960,000	1,313,279
Kingdom of Spain Bonds 5.85% due 01/31/2022	EUR	4,950,000	7,219,389

			8,532,668

Sweden — 0.1%
Kingdom of Sweden Bonds 6.75% due 05/05/2014	SEK	2,300,000	368,281

United States — 5.0%
Federal Home Loan Mtg. Corp. 2.38% due 01/13/2022		1,300,000	1,262,182
4.00% due 06/01/2025		2,778,882	2,928,234
5.00% due 07/01/2035		2,147,785	2,301,428
5.00% due August TBA		3,000,000	3,215,742
Federal National Mtg. Assoc. 3.42% due 10/01/2020		385,308	402,362
3.63% due 12/01/2020		289,311	304,519
3.75% due 03/01/2018		981,760	1,061,365

47

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

GOVERNMENT AGENCIES (continued)
United States (continued)
3.84% due 05/01/2018		$530,000	$575,337
4.00% due 10/01/2040		18,520	19,252
4.00% due 11/01/2040		20,190	20,987
4.00% due 10/01/2041		39,411	40,964
4.38% due 06/01/2021		989,683	1,080,105
4.50% due 08/01/2033		210,265	223,333
4.50% due 09/01/2033		149,735	159,040
4.50% due 10/01/2033		51,736	54,951
4.50% due 11/01/2033		237,340	252,180
4.50% due 12/01/2033		12,915	13,718
4.50% due 03/01/2034		11,743	12,478
4.50% due 05/01/2034		54,757	58,140
4.50% due 06/01/2034		34,616	36,767
4.50% due 09/01/2034		24,774	26,300
4.50% due 01/01/2035		82,041	87,112
4.50% due 02/01/2035		89,738	95,295
4.50% due 03/01/2035		4,118	4,365
4.50% due 05/01/2035		47,603	50,605
4.50% due 08/01/2035		25,843	27,379
4.50% due 09/01/2035		15,614	16,585
4.50% due 10/01/2035		14,848	15,762
4.50% due 06/01/2038		40,809	43,323
4.50% due 02/01/2040		33,532	35,597
4.50% due 08/01/2041		370,287	392,925
4.50% due 10/01/2041		95,273	101,098
5.00% due 12/01/2033		673,224	726,378
6.00% due 03/01/2037		182,379	199,349
6.00% due 08/01/2038		421,353	460,700
6.00% due 10/01/2041		283,771	310,177
Federal National Mtg. Assoc. Series 2012-M8, Class ASQ2 1.52% due 12/25/2019(2)		600,000	593,353
Series 2012-M8, Class ASQ3 1.80% due 12/25/2019(2)		800,000	778,442
Series 2012-M8, Class A2 2.35% due 05/25/2022(2)		600,000	564,925

			18,552,754

Total Government Agencies (cost $149,100,899)			147,891,561

GOVERNMENT TREASURIES — 24.5%
Italy — 1.0%
Republic of Italy Bonds 4.75% due 05/01/2017	EUR	470,000	665,238
Republic of Italy Bonds 5.00% due 08/01/2034	EUR	890,000	1,197,959
Republic of Italy Bonds 5.50% due 09/01/2022	EUR	220,000	318,052
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	254,184
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	850,000	1,281,193

			3,716,626

Security Description		Principal Amount**	Value (Note 2)

United Kingdom — 6.4%
United Kingdom Gilt Treasury Bonds 1.00% due 09/07/2017	GBP	5,700,000	$8,682,053
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	3,040,000	4,394,527
United Kingdom Gilt Treasury Bonds 3.75% due 07/22/2052	GBP	2,320,000	3,688,860
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	605,000	1,044,522
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	2,810,000	5,024,225
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	500,000	906,627

			23,740,814

United States — 17.1%
United States Treasury Notes 0.38% due 01/15/2016		400,000	399,344
0.88% due 01/31/2018		45,050,000	44,331,993
1.13% due 01/15/2021 TIPS(5)		1,597,230	1,723,261
1.38% due 06/30/2018		5,500,000	5,501,287
1.38% due 07/31/2018		6,800,000	6,797,878
1.75% due 05/15/2023		600,000	556,500
2.00% due 07/31/2020		3,800,000	3,799,407

			63,109,670

Total Government Treasuries (cost $92,477,055)			90,567,110

FOREIGN DEBT OBLIGATIONS — 0.6%
SupraNational — 0.6%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	474,078
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	515,861
Inter-American Development Bank Notes 7.00% due 06/15/2025		850,000	1,126,317

Total Foreign Debt Obligations (cost $1,782,946)			2,116,256

Total Long-Term Investment Securities (cost $367,879,478)			365,128,113

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Time Deposits — 2.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2013 (cost $8,379,000)		8,379,000	8,379,000

TOTAL INVESTMENTS — (cost $376,258,478)(1)		100.9%	373,507,113
Liabilities in excess of other assets		(0.9)	(3,395,373)

NET ASSETS —		100.0%	$370,111,740

48

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2013, the aggregate value of these securities was $56,912,197 representing 15.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	In United States Dollars unless otherwise indicated.
(1)	See Note 3 for cost of investments on a tax basis.
(2)	Collateralized Mortgage Obligation
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts
(5)	Principal amount of security is adjusted for inflation.

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Dollar

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

SEK — Swedish Krona

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2013	Unrealized Appreciation (Depreciation)
85	Long	Euro-BOBL	September 2013	$14,228,025	$14,227,692	$(333)
19	Long	Euro-Bund	September 2013	3,609,252	3,598,636	(10,616)
101	Short	Euro-Shatz	September 2013	14,838,635	14,842,666	(4,031)
6	Long	Japanese 10 Year Bond	September 2013	8,723,113	8,801,144	78,031
11	Short	Life Long Gilt	September 2013	1,880,874	1,885,559	(4,685)
10	Long	U.S. Treasury 2 Year Notes	September 2013	2,201,344	2,203,125	1,781
554	Short	U.S. Treasury 10 Year Notes	September 2013	70,224,521	70,046,375	178,146
48	Long	U.S. Treasury Long Bond	September 2013	6,573,680	6,435,000	(138,680)
117	Long	U.S. Treasury Ultra Long Bond	September 2013	17,895,714	16,877,250	(1,018,464)

						$(918,851)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	CZK	5,946,947	EUR	229,000	9/18/2013	$—	$(258)
	EUR	227,000	HUF	67,992,175	9/18/2013	—	(1,104)
	EUR	1,154,000	PLN	4,962,294	9/18/2013	12,633	—
	EUR	1,379,000	USD	1,838,576	9/18/2013	3,730	—
	HUF	277,741,097	EUR	930,000	9/18/2013	8,141	—
	JPY	50,394,140	USD	507,000	9/18/2013	—	(7,822)
	PLN	986,439	EUR	231,000	9/18/2013	—	(383)
	PLN	4,004,085	USD	1,199,000	9/18/2013	—	(50,166)
	USD	299,798	AUD	326,000	9/18/2013	—	(7,702)
	USD	1,224,692	EUR	927,000	9/18/2013	8,739	—
	USD	606,680	GBP	399,000	9/18/2013	106	—
	USD	306,000	PLN	976,841	9/18/2013	—	(1,252)

						33,349	(68,687)

49

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	AUD	418,539	USD	392,584	9/18/2013	$17,574	$—
	CLP	234,077,190	USD	464,439	8/8/2013	9,310	—
	EUR	466,000	GBP	396,358	9/18/2013	—	(17,275)
	EUR	228,000	HUF	67,663,560	9/18/2013	—	(3,889)
	EUR	233,000	NOK	1,840,213	9/18/2013	1,716	—
	EUR	687,000	PLN	2,941,943	9/18/2013	3,710	—
	GBP	194,577	EUR	229,000	9/18/2013	8,793	—
	GBP	2,002,500	USD	3,018,165	9/18/2013	—	(27,168)
	HUF	69,770,520	EUR	232,000	9/18/2013	—	(114)
	MXN	19,068,107	USD	1,501,225	9/13/2013	14,336	—
	MYR	962,801	USD	299,000	8/12/2013	2,420	—
	PLN	1,018,895	EUR	234,000	9/18/2013	—	(6,516)
	SGD	776,420	USD	613,000	9/18/2013	2,035	—
	USD	307,000	CLP	155,065,086	8/26/2013	—	(6,304)
	USD	613,000	INR	36,504,150	8/26/2013	—	(15,746)
	USD	1,006,319	AUD	1,107,000	9/18/2013	—	(14,447)
	USD	1,207,536	EUR	914,000	9/18/2013	8,598	—
	USD	898,961	GBP	591,000	9/18/2013	—	(188)
	USD	296,000	PLN	976,371	9/18/2013	8,601	—
	USD	813,000	ZAR	8,131,390	9/18/2013	5,767	—
	ZAR	5,958,252	USD	583,613	9/18/2013	—	(16,336)

						82,860	(107,983)

BNP Paribas SA	AUD	515,000	USD	471,805	9/18/2013	10,366	—
	CHF	3,047,396	USD	3,261,926	9/18/2013	—	(32,148)
	CZK	5,940,540	EUR	228,000	9/18/2013	—	(1,260)
	EUR	234,000	NZD	388,017	9/18/2013	—	(2,475)
	EUR	227,000	SEK	1,987,612	9/18/2013	2,581	—
	EUR	463,310	USD	610,278	9/18/2013	—	(6,185)
	GBP	775,785	EUR	908,000	9/18/2013	28,363	—
	JPY	239,629,346	USD	2,406,000	9/18/2013	—	(42,034)
	NZD	384,000	USD	305,668	9/18/2013	—	(11)
	USD	7,864,108	EUR	5,919,749	9/18/2013	12,486	—
	USD	133,825	ZAR	1,405,332	9/18/2013	7,681	—

						61,477	(84,113)

Citibank N.A.	AUD	4,662,500	USD	4,295,468	9/18/2013	117,872	—
	CAD	314,759	USD	303,000	9/18/2013	—	(3,101)
	EUR	3,204,891	USD	4,181,662	8/7/2013	—	(82,035)
	EUR	456,000	GBP	390,400	9/18/2013	—	(13,030)
	EUR	908,000	JPY	116,552,877	9/18/2013	—	(17,456)
	EUR	232,750	NZD	383,949	9/18/2013	—	(4,050)
	EUR	228,000	SEK	1,986,382	9/18/2013	1,062	—
	EUR	2,791,000	USD	3,642,368	9/18/2013	—	(71,231)
	GBP	604,000	USD	911,798	9/18/2013	—	(6,744)
	IDR	3,067,216,750	USD	299,000	8/1/2013	560	—
	ILS	889,502	USD	244,000	9/18/2013	—	(5,299)
	JPY	259,183,130	USD	2,639,000	9/18/2013	—	(8,794)
	KRW	683,829,924	USD	599,000	8/1/2013	—	(9,701)
	MYR	994,510	USD	308,000	8/30/2013	2,050	—
	MYR	1,003,618	USD	308,000	9/3/2013	—	(825)
	RUB	9,889,617	USD	303,000	8/12/2013	3,551	—
	RUB	10,044,450	USD	306,000	8/26/2013	2,692	—
	TRY	3,552,781	USD	1,806,000	9/18/2013	—	(12,893)
	USD	586,128	RUB	19,317,571	8/9/2013	—	(865)
	USD	304,000	MYR	969,988	8/12/2013	—	(5,206)
	USD	1,013,323	RUB	33,190,388	8/12/2013	—	(8,347)
	USD	308,000	RUB	10,197,880	8/26/2013	—	(59)
	USD	4,261,982	EUR	3,237,800	9/18/2013	46,112	—
	USD	303,934	GBP	200,000	9/18/2013	219	—
	USD	316,836	ILS	1,143,429	9/18/2013	3,631	—
	USD	2,126,000	JPY	206,596,440	9/18/2013	—	(15,428)

						177,749	(265,064)

50

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Credit Suisse International	CHF	280,733	EUR	228,000	9/18/2013	$—	$(89)
	CHF	581,238	USD	603,000	9/18/2013	—	(25,287)
	CLP	303,450,840	USD	594,000	8/2/2013	3,456	—
	EUR	454,000	CHF	558,831	9/18/2013	—	(8)
	EUR	231,000	USD	304,922	9/18/2013	—	(2,438)
	RUB	29,656,643	USD	911,000	8/12/2013	13,022	—
	RUB	20,015,154	USD	612,000	8/26/2013	7,612	—
	RUB	10,236,503	USD	308,000	9/3/2013	—	(347)
	USD	594,000	KRW	683,845,470	8/1/2013	14,715	—
	USD	299,000	RUB	9,987,138	8/1/2013	3,994	—
	USD	302,000	CLP	151,528,500	8/8/2013	—	(7,375)
	USD	2,339,000	RUB	76,879,125	8/12/2013	—	(11,166)
	USD	2,623,634	CHF	2,450,395	9/18/2013	25,114	—
	USD	298,527	EUR	229,000	9/18/2013	6,172	—
	USD	304,530	GBP	200,000	9/18/2013	—	(376)

						74,085	(47,086)

Deutsche Bank AG London	AUD	1,296,500	USD	1,203,686	9/18/2013	42,023	—
	CHF	288,354	EUR	233,000	9/18/2013	—	(1,674)
	CNH	3,776,762	USD	611,000	9/18/2013	—	(2,767)
	CNH	7,477,094	USD	1,202,000	1/8/2014	—	(3,856)
	DKK	3,656,132	USD	648,250	9/5/2013	—	(4,395)
	EUR	3,358,128	USD	4,362,397	8/7/2013	—	(105,162)
	EUR	976,966	HUF	292,490,908	9/18/2013	—	(5,349)
	EUR	1,368,000	PLN	5,878,671	9/18/2013	13,777	—
	EUR	460,000	USD	603,189	9/18/2013	—	(8,870)
	GBP	805,000	USD	1,215,381	9/18/2013	—	(8,836)
	HUF	138,751,040	EUR	465,000	9/18/2013	4,600	—
	HUF	496,647,277	USD	2,185,239	9/18/2013	—	(12,921)
	INR	36,504,150	USD	610,560	8/26/2013	13,306	—
	JPY	57,643,302	EUR	451,000	9/18/2013	11,204	—
	JPY	119,722,828	USD	1,217,000	9/18/2013	—	(6,079)
	MXN	14,671,449	USD	1,111,521	9/18/2013	—	(32,013)
	PLN	992,271	USD	297,000	9/18/2013	—	(12,562)
	USD	600,000	PHP	26,082,000	8/12/2013	945	—
	USD	2,396,415	AUD	2,585,000	9/18/2013	—	(80,257)
	USD	297,000	CAD	312,702	9/18/2013	7,101	—
	USD	1,207,138	EUR	913,000	9/18/2013	7,665	—
	USD	2,712,697	JPY	266,991,033	9/18/2013	14,862	—
	USD	3,296,475	MXN	42,289,119	9/18/2013	—	(344)
	USD	301,000	ZAR	3,055,030	9/18/2013	6,618	—

						122,101	(285,085)

HSBC Bank PLC	AUD	641,000	USD	590,682	9/18/2013	16,346	—
	CNH	3,779,298	USD	610,000	9/18/2013	—	(4,179)
	CNY	14,850,844	USD	2,395,428	8/22/2013	—	(12,653)
	EUR	233,000	CZK	6,068,485	9/18/2013	1,168	—
	EUR	912,000	GBP	775,519	9/18/2013	—	(34,090)
	EUR	228,000	HUF	68,561,880	9/18/2013	87	—
	EUR	63,288	SEK	551,589	9/18/2013	328	—
	EUR	2,803,000	USD	3,611,412	9/18/2013	—	(118,153)
	GBP	638,435	USD	979,902	9/18/2013	8,993	—
	SEK	13,212,342	EUR	1,529,817	9/18/2013	10,612	—
	USD	3,582,231	CNY	22,175,801	8/22/2013	13,599	—
	USD	1,665,429	CAD	1,730,439	9/5/2013	17,943	—
	USD	1,369,788	JPY	136,048,030	9/18/2013	20,068	—
	USD	296,000	SGD	376,621	9/18/2013	363	—

						89,507	(169,075)

JPMorgan Chase Bank N.A.	AUD	331,000	USD	306,744	9/18/2013	10,169	—
	CHF	279,598	EUR	227,000	9/18/2013	—	(193)
	EUR	929,000	NOK	7,348,294	9/18/2013	8,730	—
	EUR	1,122,992	SEK	9,756,358	9/18/2013	1,035	—
	EUR	3,910,000	USD	5,112,440	9/18/2013	—	(90,058)

51

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank N.A. (continued)	GBP	357,861	USD	549,209	8/8/2013	$4,837	$—
	JPY	361,727,413	USD	3,605,000	9/18/2013	—	(90,378)
	MXN	3,903,823	USD	301,000	9/18/2013	—	(3,275)
	NOK	5,431,912	EUR	693,000	9/18/2013	1,898	—
	SEK	6,114,873	EUR	693,000	9/18/2013	—	(15,077)
	SEK	12,028,963	NOK	10,965,000	9/18/2013	13,961	—
	TRY	596,468	USD	302,000	9/18/2013	—	(3,370)
	USD	1,219,019	EUR	934,922	8/7/2013	24,775	—
	USD	5,901,624	GBP	3,815,401	8/8/2013	—	(97,694)
	USD	47,519,254	JPY	4,804,115,790	8/21/2013	1,552,188	—
	USD	903,000	CAD	939,165	9/18/2013	10,332	—
	USD	3,636,389	EUR	2,766,000	9/18/2013	43,946	—
	USD	3,912,500	JPY	387,466,195	9/18/2013	45,823	—
	USD	1,508,000	MXN	19,444,607	9/18/2013	7,567	—
	USD	1,205,000	SGD	1,504,375	9/18/2013	—	(21,207)
	USD	302,000	TRY	586,892	9/18/2013	—	(1,533)
	ZAR	1,379,196	USD	133,825	9/18/2013	—	(5,050)

						1,725,261	(327,835)

Merrill Lynch International Bank, Ltd.	USD	237,000	ILS	858,011	9/18/2013	3,473	—

Morgan Stanley & Co. International PLC	AUD	321,103	USD	297,084	9/18/2013	9,376	—
	BRL	664,389	USD	297,000	8/2/2013	5,774	—
	BRL	689,221	USD	302,000	8/9/2013	343	—
	BRL	688,693	USD	307,000	8/19/2013	6,220	—
	BRL	1,391,884	USD	612,000	8/26/2013	5,019	—
	EUR	227,000	SEK	2,019,653	9/18/2013	7,492	—
	EUR	457,000	USD	611,745	9/18/2013	3,678	—
	ILS	1,111,939	USD	305,000	9/18/2013	—	(6,641)
	JPY	147,210,158	USD	1,496,000	9/18/2013	—	(7,887)
	MXN	11,723,375	USD	915,000	9/18/2013	1,248	—
	RUB	20,018,743	USD	611,000	8/12/2013	4,850	—
	SEK	1,984,760	EUR	232,000	9/18/2013	4,509	—
	TRY	1,658,235	USD	869,324	9/18/2013	20,369	—
	USD	607,000	BRL	1,370,035	8/19/2013	—	(8,650)
	USD	2,279,291	EUR	1,734,000	9/18/2013	27,904	—
	USD	609,295	GBP	401,000	9/18/2013	532	—
	USD	592,000	TRY	1,162,558	9/18/2013	3,187	—
	USD	123,000	ZAR	1,208,955	9/18/2013	—	(1,268)

						100,501	(24,446)

Royal Bank of Canada	BRL	691,297	USD	306,000	8/12/2013	3,629	—
	BRL	4,118,254	USD	1,832,000	8/19/2013	33,393	—
	BRL	2,072,309	USD	922,000	8/26/2013	18,295	—
	CAD	6,296,191	USD	6,060,000	9/18/2013	—	(63,002)
	EUR	463,000	USD	611,455	9/18/2013	—	(4,595)
	USD	302,000	BRL	680,741	8/2/2013	—	(3,606)
	USD	2,446,572	EUR	1,875,185	8/7/2013	48,120	—
	USD	4,519,000	CAD	4,707,770	9/18/2013	59,273	—
	USD	610,968	EUR	457,000	9/18/2013	—	(2,901)
	USD	1,214,000	JPY	120,523,560	9/18/2013	17,259	—

						179,969	(74,104)

Royal Bank of Scotland PLC	AUD	666,000	USD	600,689	9/18/2013	3,954	—
	EUR	455,329	GBP	387,877	9/18/2013	—	(15,974)
	GBP	594,000	USD	910,448	9/18/2013	7,113	—
	NZD	784,000	USD	605,420	9/18/2013	—	(18,674)
	SEK	3,930,233	EUR	451,000	9/18/2013	—	(2,258)
	TRY	9,512,611	USD	4,843,000	9/18/2013	—	(27,105)
	USD	1,697,115	AUD	1,833,000	9/18/2013	—	(54,748)
	USD	594,237	EUR	457,000	9/18/2013	13,830	—
	USD	294,079	NZD	377,000	9/18/2013	6,028	—
	USD	4,302,000	TRY	8,332,054	9/18/2013	—	(36,297)

						30,925	(155,056)

52

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Standard Chartered Bank	AUD	1,908,000	USD	1,777,661	9/18/2013	$68,094	$—
	EUR	1,400,000	USD	1,812,236	9/18/2013	—	(50,552)
	GBP	1,916,000	USD	2,940,661	9/18/2013	26,874	—
	JPY	59,092,308	USD	594,000	9/18/2013	—	(9,682)

						94,968	(60,234)

State Street Bank London	AUD	1,003,000	USD	916,090	9/18/2013	17,403	—
	CHF	286,851	EUR	232,000	9/18/2013	—	(1,380)
	CZK	20,728,684	EUR	804,779	9/18/2013	7,852	—
	EUR	1,241,150	USD	1,621,550	8/7/2013	—	(29,641)
	EUR	455,000	JPY	58,162,650	9/18/2013	—	(11,221)
	EUR	228,000	MXN	3,861,157	9/18/2013	—	(2,419)
	EUR	225,000	NOK	1,812,656	9/18/2013	7,693	—
	JPY	117,352,669	USD	1,197,000	9/18/2013	—	(1,865)
	MXN	43,291,623	USD	3,339,140	9/18/2013	—	(35,130)
	PLN	1,005,300	EUR	231,000	9/18/2013	—	(6,267)
	PLN	7,900,999	USD	2,416,429	9/18/2013	—	(48,469)
	USD	1,870,094	EUR	1,410,083	8/7/2013	5,840	—
	USD	2,985,749	JPY	291,886,847	8/21/2013	—	(4,283)
	USD	300,765	AUD	330,000	9/18/2013	—	(5,086)
	USD	2,411,428	EUR	1,853,000	9/18/2013	54,104	—
	USD	1,347,539	GBP	868,643	9/18/2013	—	(26,536)
	USD	610,000	JPY	59,522,397	9/18/2013	—	(1,924)
	USD	2,102,000	MXN	27,551,701	9/18/2013	45,456	—
	USD	297,000	SGD	379,406	9/18/2013	1,554	—

						139,902	(174,221)

UBS AG London	AUD	1,683,000	USD	1,523,611	9/18/2013	15,644	—
	BRL	678,779	USD	297,000	8/8/2013	—	(150)
	BRL	687,899	USD	307,000	8/26/2013	7,017	—
	BRL	711,057	USD	308,000	9/3/2013	549	—
	CHF	4,594,055	EUR	3,706,000	9/18/2013	—	(34,868)
	CHF	568,304	GBP	394,000	9/18/2013	—	(15,125)
	CHF	578,191	USD	604,000	9/18/2013	—	(20,994)
	EUR	553,000	SEK	4,839,454	9/18/2013	5,887	—
	JPY	29,121,095	USD	305,000	9/18/2013	7,501	—
	RUB	9,818,790	USD	297,000	8/1/2013	—	(887)
	RUB	79,769,608	USD	2,434,000	8/12/2013	18,644	—
	RUB	20,028,771	USD	612,000	8/26/2013	7,200	—
	RUB	10,168,620	USD	308,000	8/30/2013	1,182	—
	TRY	579,301	USD	297,000	9/18/2013	419	—
	USD	608,000	BRL	1,383,255	8/12/2013	—	(2,970)
	USD	1,501,000	RUB	49,643,176	8/12/2013	2,153	—
	USD	1,825,000	BRL	4,134,691	8/19/2013	—	(19,214)
	USD	1,831,500	BRL	4,128,012	8/26/2013	—	(31,331)
	USD	615,000	RUB	20,405,085	8/26/2013	1,163	—
	USD	5,523,000	CHF	5,173,927	9/18/2013	69,743	—
	USD	609,833	ZAR	6,112,535	9/18/2013	5,651	—
	ZAR	12,508,371	USD	1,260,567	9/18/2013	1,072	—

						143,825	(125,539)

Westpac Banking Corp.	AUD	1,468,452	USD	1,340,697	8/29/2013	23,208	—
	AUD	6,325,574	USD	5,904,766	9/18/2013	237,057	—
	CNY	7,350,850	USD	1,187,249	8/22/2013	—	(4,700)
	EUR	1,136,000	AUD	1,604,216	9/18/2013	—	(74,142)
	EUR	456,000	NZD	766,116	9/18/2013	3,122	—
	JPY	151,730,836	USD	1,598,681	9/18/2013	48,611	—
	NZD	1,546,000	USD	1,204,930	9/18/2013	—	(25,746)
	SGD	2,847,326	USD	2,281,146	9/18/2013	40,585	—
	USD	10,471,169	AUD	11,300,000	9/18/2013	—	(346,377)
	USD	1,182,829	NZD	1,528,000	9/18/2013	33,519	—

53

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Westpac Banking Corp. (continued)	USD	306,000	SGD	385,168	9/18/2013	$—	$(2,911)
						—	—

						386,102	(453,876)

Net Unrealized Appreciation (Depreciation)						$3,446,054	$(2,422,404)

AUD	— Australian Dollar	GBP	— Pound Sterling	NZD	— New Zealand Dollar
BRL	— Brazilian Real	HUF	— Hungarian Forint	PHP	— Philippine Peso
CAD	— Canadian Dollar	IDR	— Indonesian Rupiah	PLN	— Polish Zloty
CHF	— Swiss Franc	ILS	— Israeli Shekel	RUB	— New Russian Ruble
CLP	— Chilean Peso	INR	— Indian Rupee	SEK	— Swedish Krona
CNH	— Yuan Renminbi Offshore	JPY	— Japanese Yen	SGD	— Singapore Dollar
CNY	— Yuan Renminbi	KRW	— South Korean Won	TRY	— Turkish Lira
CZK	— Czech Koruna	MXN	— Mexican Peso	USD	— United States Dollar
DKK	— Danish Krone	MYR	— Malaysian Ringgit	ZAR	— South African Rand
EUR	— Euro Currency	NOK	— Norwegian Krone

Over the Counter Interest Rate Swap Contracts #
				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
Bank of America, N.A.	CAD	2,600	09/20/2035	3 month CDOR	2.985%	$—	$270,005
Banque Nationale De Paris London	NOK	14,770	12/20/2022	6 month NIBOR	4.000%	(20,201)	28,455
Barclays Bank PLC	CHF	2,560	12/20/2022	1.750%	6 month LIBOR	(63,569)	4,930
	SEK	27,450	12/20/2022	3 month STIBOR	2.750%	51,829	39,527
	CHF	1,680	12/20/2022	6 month LIBOR	1.750%	30,049	8,433
Citibank, N.A.	NZD	1,790	12/18/2018	3 month NZ Bank Bill	3.500%	42,188	10,805
	NOK	5,090	12/20/2022	6 month NIBOR	4.000%	(5,661)	8,506
	NZD	820	12/18/2023	3 month NZ Bank Bill	4.000%	32,173	8,294
Credit Suisse International	NZD	2,570	12/18/2018	3 month NZ Bank Bill	3.500%	22,744	53,341
	AUD	2,920	12/20/2022	6 month BBSW	4.500%	(6,959)	59,521
	NZD	160	12/18/2023	3 month NZ Bank Bill	4.000%	3,569	4,353
Deutsche Bank AG	NZD	1,760	12/18/2018	3 month NZ Bank Bill	3.500%	21,039	31,066
	AUD	2,870	12/20/2022	6 month BBSW	4.500%	(12,324)	63,985
	NOK	41,750	12/20/2022	6 month NIBOR	4.000%	(73,714)	97,045
	NZD	3,800	12/18/2023	3 month NZ Bank Bill	4.000%	69,462	118,669
JPMorgan Chase Bank, N.A.	NZD	210	12/18/2023	3 month NZ Bank Bill	4.000%	4,528	5,869
Morgan Stanley & Co. International PLC	NOK	12,170	12/20/2022	6 month NIBOR	4.000%	(16,023)	22,824

							$835,628

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Bank of America, N.A.	CAD	2,550	12/20/2022	3.000%	3 month CDOR	$(56,070)	$(12,235)
	CAD	4,500	09/20/2025	2.910%	3 month CDOR	—	(237,750)
Barclays Bank PLC	AUD	2,680	12/20/2022	6 month BBSW	4.500%	54,540	(6,299)
Citibank, N.A.	CHF	670	12/20/2022	1.750%	6 month LIBOR	4,666	(20,013)
Credit Suisse International	CHF	1,560	12/20/2022	1.750%	6 month LIBOR	(34,476)	(1,257)
	SEK	16,960	12/20/2022	3 month STIBOR	2.750%	63,573	(7,129)
Deutsche Bank AG	CHF	2,350	12/20/2022	1.750%	6 month LIBOR	4,357	(58,186)
	CAD	7,280	12/20/2022	3.000%	3 month CDOR	(123,727)	(71,277)
Royal Bank of Canada	CAD	3,520	12/20/2022	3.000%	3 month CDOR	(23,552)	(70,859)

							$(485,005)

Total						$(31,559)	$350,623

54

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Centrally Cleared Interest Rate Swap Contracts #
			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
EUR	15,920	06/5/2015	0.600%	6 month LIBOR	$(15,456)	$6,821
EUR	31,900	06/27/2015	0.850%	6 month LIBOR	14,667	66,266
GBP	2,470	06/25/2016	1.650%	3 month LIBOR	5,122	14,167
USD	21,800	07/24/2016	3 month LIBOR	0.965%	2,498	2,880
JPY	1,157,250	12/18/2018	0.500%	6 month JYOR	(38,094)	30,729
GBP	2,380	12/18/2018	1.000%	6 month LIBOR	(148,752)	48,610
EUR	440	12/18/2018	6 month EURO	1.000%	65	8,993
NOK	29,390	12/18/2018	6 month NIBOR	2.750%	(2,578)	3,648
USD	19,300	07/13/2020	3.065%	3 month LIBOR	795	155,183
EUR	4,590	07/27/2020	6 month EURO	1.950%	9,209	3
JPY	1,111,130	12/18/2020	0.500%	6 month JYOR	(218,844)	25,397
USD	7,210	12/18/2020	3 month LIBOR	1.500%	100,141	333,176
EUR	7,790	12/20/2022	6 month EURO	3.000%	(185,442)	52,091
JPY	247,800	12/20/2022	6 month JYOR	1.250%	15,553	4,941
USD	9,870	12/18/2023	3 month LIBOR	2.000%	619,899	224,965
GBP	3,080	12/18/2023	6 month LIBOR	2.000%	223,760	38,282
JPY	795,550	04/24/2025	6 month JYOR	1.030%	7,227	223,233
JPY	811,000	05/9/2027	1.880%	6 month JYOR	(161,024)	14,592
USD	4,320	12/18/2028	3 month LIBOR	2.500%	306,140	180,292
CHF	1,120	04/25/2032	6 month LIBOR	1.840%	7,126	62,915

						$1,497,184

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
NOK	32,860	06/30/2015	3 month NIBOR	2.000%	$371	$(4,030)
JPY	9,345,440	06/30/2015	6 month JYOR	0.300%	25,024	(40,592)
CAD	27,900	07/24/2016	1.940%	3 month CDOR	562	(5,343)
EUR	13,660	07/27/2016	6 month EURO	1.100%	(1,461)	—
USD	30,730	12/18/2016	3 month LIBOR	0.500%	493,764	(36,541)
USD	16,100	07/13/2017	3 month LIBOR	2.050%	21	(73,828)
EUR	11,580	07/27/2018	1.600%	6 month EURO	(4,796)	(1)
USD	24,460	12/18/2018	1.000%	3 month LIBOR	(437,398)	(529,011)
CAD	5,150	12/18/2018	1.750%	3 month CDOR	(114,882)	(26,681)
SEK	23,130	12/18/2018	3 month STIBOR	1.750%	102,928	(21,462)
AUD	2,600	12/18/2018	6 month BBSW	3.500%	3,774	(14)
JPY	497,830	04/24/2020	0.610%	6 month JYOR	3,053	(45,515)
CHF	3,010	04/25/2022	1.480%	6 month LIBOR	(3,234)	(82,207)
GBP	7,390	12/20/2022	3.000%	6 month LIBOR	(238,972)	(18,555)
USD	10,945	12/20/2022	3.000%	3 month LIBOR	(469,736)	(25,446)
USD	8,500	07/13/2023	3 month LIBOR	3.530%	68	(77,606)
SEK	5,340	12/18/2023	2.250%	3 month STIBOR	(19,216)	(16,709)
AUD	1,900	12/18/2023	4.000%	6 month BBSW	(21,147)	(16,626)
EUR	14,460	12/18/2023	1.750%	6 month EURO	(265,685)	(326,271)
JPY	774,200	12/18/2023	6 month JYOR	0.750%	268,350	(25,387)
USD	4,900	07/24/2024	3.098%	3 month LIBOR	(38,739)	(9,122)
CAD	6,300	07/24/2024	3 month CDOR	3.250%	49	(8,449)
JPY	1,322,000	05/9/2025	6 month JYOR	1.650%	179,033	(13,485)
JPY	408,860	04/24/2030	1.480%	6 month JYOR	(1,277)	(153,444)

55

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Centrally Cleared Interest Rate Swap Contracts #
			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
EUR	840	12/18/2043	2.250%	6 month EURO	$(29,088)	$(39,274)
USD	560	12/18/2043	3.000%	3 month LIBOR	(15,446)	(59,221)

						$(1,654,820)

Total					$(42,068)	$(157,636)

#	Illiquid security. At July 31, 2013, the aggregate value of these securities was $192,987 representing 0.0% of net assets.

BBSW	— Bank Bill Swap Reference Rate
CDOR	— Canadian Dollar Offered Rate
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate
NZ Bank Bill	— New Zealand Bank Bill Reference Rate
STIBOR	— Stockholm Interbank Offered Rate

Over the Counter Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at July 31, 2013 (2)	Notional Amount(3)	Value at July 31, 2013(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	(1.000)%	6/20/2014	Bank of America, N.A.	0.0944%	$6,800,000	$(55,219)	$(27,365)	$(27,854)
CDX North American Investment Grade Index	(1.000)%	6/20/2014	Morgan Stanley & Co. International PLC	0.0944%	11,850,000	(96,228)	(44,778)	(51,450)

Total						$(151,447)	$(72,143)	$(79,304)

Over the Counter Credit Default Swaps on Credit Indices — Sell Protection(5)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at July 31, 2013 (2)	Notional Amount(3)	Value at July 31, 2013(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American
Investment Grade Index	1.000%	6/20/2016	Bank of America, N.A.	0.3788%	$2,100,000	$37,526	$1,950	$35,576
CDX North American Investment Grade Index	1.000%	6/20/2016	Morgan Stanley & Co. International PLC	0.3788%	9,900,000	176,910	8,822	168,088

Total						$214,436	$10,772	$203,664

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or(ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

56

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities:
United States	$—	$11,926,901	$8,521,015	$20,447,916
Other Countries*	—	29,145,485	—	29,145,485
Corporate Bonds & Notes:
United States	—	23,628,018	—	23,628,018
Other Countries*	—	51,331,767	—	51,331,767
Government Agencies:
France	—	20,557,722	—	20,557,722
Italy	—	22,700,277	—	22,700,277
Japan	—	37,576,799	—	37,576,799
United States	—	18,552,754	—	18,552,754
Other Countries*	—	48,504,009	—	48,504,009
Government Treasuries:
Italy	—	3,716,626	—	3,716,626
United Kingdom	—	23,740,814	—	23,740,814
United States	—	63,109,670	—	63,109,670
Foreign Debt Obligations	—	2,116,256	—	2,116,256
Short-Term Investment Securities:
Time Deposits	—	8,379,000	—	8,379,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	257,958	—	—	257,958
Open Forward Foreign Currency Contracts-Appreciation	—	3,446,054	—	3,446,054
Over the Counter Interest Rate Swap Contracts-Appreciation	—	835,628	—	835,628
Centrally Cleared Interest Rate Swap Contracts-Appreciation	—	1,497,184	—	1,497,184
Over the Counter Credit Default Swaps on Credit Indices-Sell Protection-Appreciation	—	203,664	—	203,664

Total	$257,958	$370,968,628	$8,521,015	$379,747,601

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	1,176,809	—	—	1,176,809
Open Forward Foreign Currency Contracts-Depreciation	—	2,422,404	—	2,422,404
Over the Counter Interest Rate Swap Contracts-Depreciation	—	485,005	—	485,005
Centrally Cleared Interest Rate Swap Contracts-Depreciation	—	1,654,820	—	1,654,820
Over the Counter Credit Default Swaps on Credit Indices-Buy Protection-Depreciation	—	79,304	—	79,304

Total	$1,176,809	$4,641,533	$—	$5,818,342

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no materials transfers between Levels during the reporting period.

57

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Asset Backed Securities
Balance as of 01/31/2013	$1,548,565
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	35,288
Change in unrealized depreciation(1)	—
Net purchases	8,521,015
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	(1,583,853)

Balance as of 07/31/2013	$8,521,015

(1)	The total change in unrealized appreciation (depreciation) included in the operations attributable to level 3 investments still held at July 31, 2013 includes:

Asset Backed Securities
$—

The Portfolio’s securities classified as Level 3 with a fair value of $8,521,015 at July 31, 2013, are attributable to securities valued at their respective transaction (cost).

See Notes to Financial Statements

58

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	12.2%
Pipelines	3.3
Medical-Hospitals	2.9
Casino Hotels	2.8
Telephone-Integrated	2.3
Coal	2.1
Retail-Restaurants	1.9
Independent Power Producers	1.9
Repurchase Agreements	1.9
Finance-Leasing Companies	1.7
Banks-Commercial	1.7
Building Products-Cement	1.7
Telecom Services	1.6
Medical-Drugs	1.5
Auto/Truck Parts & Equipment-Original	1.5
Oil-Field Services	1.5
Consumer Products-Misc.	1.5
Real Estate Investment Trusts	1.5
Diversified Banking Institutions	1.4
Cellular Telecom	1.3
Cable/Satellite TV	1.3
Real Estate Operations & Development	1.3
Containers-Metal/Glass	1.3
Paper & Related Products	1.2
Steel-Producers	1.2
Medical Instruments	1.2
Chemicals-Diversified	1.1
Diversified Manufacturing Operations	1.1
Building & Construction Products-Misc.	1.1
Data Processing/Management	1.1
Printing-Commercial	1.0
MRI/Medical Diagnostic Imaging	1.0
Electric-Generation	0.9
Finance-Commercial	0.9
Electronic Components-Semiconductors	0.9
Diversified Minerals	0.9
Semiconductor Equipment	0.9
Commercial Services	0.8
Commercial Services-Finance	0.8
Medical Products	0.8
Containers-Paper/Plastic	0.8
Publishing-Newspapers	0.8
E-Commerce/Services	0.8
Advertising Services	0.7
Retail-Regional Department Stores	0.7
Airlines	0.7
Transport-Services	0.7
Retail-Drug Store	0.7
Alternative Waste Technology	0.7
Marine Services	0.7
Oil & Gas Drilling	0.7
Steel Pipe & Tube	0.6
Chemicals-Specialty	0.6
Petrochemicals	0.6
Special Purpose Entities	0.6
Travel Services	0.5
Food-Retail	0.5
Financial Guarantee Insurance	0.5
Electric-Distribution	0.5
Music	0.5
Publishing-Periodicals	0.5
Enterprise Software/Service	0.5
Casino Services	0.5

Storage/Warehousing	0.5%
Real Estate Management/Services	0.5
Aerospace/Defense-Equipment	0.5
Beverages-Non-alcoholic	0.5
Food-Dairy Products	0.5
Non-Hazardous Waste Disposal	0.5
Coatings/Paint	0.5
Distribution/Wholesale	0.5
Auto-Cars/Light Trucks	0.5
Theaters	0.5
Building Products-Wood	0.5
Web Hosting/Design	0.4
Insurance-Life/Health	0.4
Consulting Services	0.4
Chemicals-Other	0.4
Home Furnishings	0.4
Radio	0.4
Retail-Pawn Shops	0.4
Satellite Telecom	0.4
Retail-Pet Food & Supplies	0.4
Direct Marketing	0.4
Advanced Materials	0.4
Oil Refining & Marketing	0.3
Semiconductor Components-Integrated Circuits	0.3
Finance-Auto Loans	0.3
Cruise Lines	0.3
Chemicals-Plastics	0.3
Building & Construction-Misc.	0.3
Investment Management/Advisor Services	0.3
Auction Houses/Art Dealers	0.3
Building-Residential/Commercial	0.3
Aerospace/Defense	0.3
Computer Software	0.3
Shipbuilding	0.3
Rental Auto/Equipment	0.3
Television	0.2
Firearms & Ammunition	0.2
Gambling (Non-Hotel)	0.2
Motion Pictures & Services	0.2
Transport-Equipment & Leasing	0.2
Retail-Apparel/Shoe	0.2
Electric-Integrated	0.1
Apparel Manufacturers	0.1
Retail-Propane Distribution	0.1

98.7%

Credit Quality#†

Baa	1.8%
Ba	20.6
B	50.5
Caa	21.2
Ca	0.4
Not rated@	5.5

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

59

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 83.3%
Advanced Materials — 0.4%
Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	$1,300,000	$1,345,500

Advertising Services — 0.7%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/2015*	2,505,000	2,007,131
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	875,000	826,875

		2,834,006

Aerospace/Defense-Equipment — 0.5%
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	1,825,000	1,843,250

Airlines — 0.7%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	274,009	279,490
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/2017	199,773	205,766
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018	2,198,000	2,230,970

		2,716,226

Alternative Waste Technology — 0.7%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	2,487,000	2,617,567

Apparel Manufacturers — 0.1%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020*	221,000	228,183

Auction House/Art Dealers — 0.3%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*	1,135,000	1,095,275

Auto-Cars/Light Trucks — 0.5%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	1,550,000	1,724,375

Auto/Truck Parts & Equipment-Original — 0.7%
Affinia Group, Inc. Senior Notes 7.75% due 05/01/2021*	1,815,000	1,869,450
Chassix, Inc. Senior Sec. Notes 9.25% due 08/01/2018*	860,000	896,550

		2,766,000

Banks-Commercial — 1.4%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	950,000	941,688

Security Description	Principal Amount	Value (Note 2)

Banks-Commercial (continued)
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	$3,050,000	$3,198,687
Synovus Financial Corp. Senior Notes 7.88% due 02/15/2019	854,000	977,830

		5,118,205

Beverages-Non-alcoholic — 0.5%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	2,238,000	1,823,970

Building & Construction Products-Misc. — 1.1%
Builders FirstSource, Inc. Senior Sec. Notes 7.63% due 06/01/2021*	2,083,000	2,103,830
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	1,525,000	1,631,750
Gibraltar Industries, Inc. Company Guar. Notes 6.25% due 02/01/2021*	517,000	529,925

		4,265,505

Building & Construction-Misc. — 0.3%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023*	1,127,000	1,127,000

Building Products-Cement — 1.5%
Cemex Finance LLC Senior Sec. Notes 9.38% due 10/12/2022*	600,000	672,000
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/2016	1,375,000	1,464,375
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	3,293,000	3,552,324

		5,688,699

Building Products-Wood — 0.5%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	1,650,000	1,705,688

Building-Residential/Commercial — 0.3%
Woodside Homes Co., LLC/Woodside Homes Finance, Inc. Senior Notes 6.75% due 12/15/2021*	1,032,000	1,042,320

Cable/Satellite TV — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,110,000	2,168,025
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	1,325,000	1,457,500

		3,625,525

60

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels — 2.5%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020	$2,765,000	$2,574,906
Caesars Entertainment Operating Co., Inc. Company Guar. Notes 10.75% due 02/01/2016	1,130,000	909,650
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(6)	1,888,450	2,039,526
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	1,190,000	1,225,700
Eldorado Resorts LLC/Eldorado Capital Corp. Senior Sec. Notes 8.63% due 06/15/2019*	1,324,000	1,314,070
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	750,000	746,250
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021	548,000	572,660

		9,382,762

Casino Services — 0.5%
Chukchansi Economic Development Authority Sec. Notes 9.75% due 05/30/2020*(10)	1,033,811	501,398
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015	723,000	760,958
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015	630,000	663,075

		1,925,431

Cellular Telecom — 1.3%
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 04/01/2023*	1,611,000	1,643,220
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	3,231,000	3,404,666

		5,047,886

Chemicals-Diversified — 0.8%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	1,426,000	1,418,870
Olin Corp. Senior Notes 5.50% due 08/15/2022	1,725,000	1,763,812

		3,182,682

Chemicals-Other — 0.4%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	1,440,000	1,623,600

Security Description	Principal Amount	Value (Note 2)

Chemicals-Plastics — 0.3%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023*	$1,223,000	$1,198,540

Chemicals-Specialty — 0.6%
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*	2,254,000	2,158,205

Coal — 1.8%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019	1,186,000	1,016,995
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	1,246,000	1,261,575
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	1,320,000	1,339,800
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	1,500,000	1,533,750
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	1,715,000	1,775,025

		6,927,145

Coatings/Paint — 0.5%
US Coatings Acquisition Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	1,684,000	1,745,045

Commercial Services-Finance — 0.8%
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/2015	1,040,000	1,043,900
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	1,910,000	2,053,250

		3,097,150

Consulting Services — 0.4%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	1,530,000	1,627,538

Consumer Products-Misc. — 1.5%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*	2,193,000	2,247,825
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	2,025,000	2,060,437
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	1,175,000	1,269,000

		5,577,262

Containers-Metal/Glass — 0.9%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	2,913,000	3,233,430

61

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic — 0.8%
Consolidated Container Co. LLC/ Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	$1,678,000	$1,753,510
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*	1,042,000	1,161,830

		2,915,340

Data Processing/Management — 1.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	1,656,000	1,684,980
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	2,312,000	2,427,600

		4,112,580

Direct Marketing — 0.4%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*	1,300,100	1,361,855

Distribution/Wholesale — 0.5%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	1,800,000	1,725,750

Diversified Banking Institutions — 1.4%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017	1,755,000	1,855,430
Ally Financial, Inc. Sub. Notes 8.00% due 12/31/2018	3,107,000	3,580,817

		5,436,247

Diversified Manufacturing Operations — 0.6%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,170,000	2,267,650

E-Commerce/Services — 0.8%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021*	2,839,000	2,867,390

Electric-Generation — 0.9%
AES Corp. Senior Notes 4.88% due 05/15/2023	220,000	209,000
AES Corp. Senior Notes 8.00% due 10/15/2017	1,245,000	1,444,200
Edison Mission Energy Senior Notes 7.63% due 05/15/2027†(2)(10)	1,890,000	1,152,900
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017	614,355	635,857

		3,441,957

Security Description	Principal Amount	Value (Note 2)

Electric-Integrated — 0.1%
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017	$346,160	$384,238

Electronic Components-Semiconductors — 0.9%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	1,625,000	1,616,875
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	1,851,000	1,864,882

		3,481,757

Enterprise Software/Service — 0.5%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,826,000	1,935,560

Finance-Auto Loans — 0.3%
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	1,100,000	1,226,500

Finance-Commercial — 0.9%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	1,685,000	1,701,850
Jefferies LoanCore LLC/JLC Finance Corp. Senior Notes 6.88% due 06/01/2020*	1,855,000	1,855,000

		3,556,850

Finance-Leasing Companies — 0.8%
Air Lease Corp. Company Guar. Notes 4.75% due 03/01/2020	2,225,000	2,202,750
Air Lease Corp. Senior Notes 6.13% due 04/01/2017	925,000	971,250

		3,174,000

Financial Guarantee Insurance — 0.5%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*	2,245,000	1,998,050

Firearms & Ammunition — 0.2%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*	900,000	933,750

Food-Dairy Products — 0.5%
Land O’ Lakes Capital Trust I Limited Guar. Notes 7.45% due 03/15/2028*	1,850,000	1,822,250

Food-Retail — 0.5%
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021*	2,052,000	2,005,830

62

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Gambling (Non-Hotel) — 0.1%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(1)(3)	$944,685	$373,151

Home Furnishings — 0.4%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015	1,487,000	1,546,480

Independent Power Producers — 1.9%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	1,206,000	1,308,510
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	1,050,000	1,139,250
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	1,822,000	2,086,190
NRG Energy, Inc. Company Guar. Notes 6.63% due 03/15/2023	625,000	640,625
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,635,000	1,823,025
NRG Energy, Inc. Company Guar. Notes 7.63% due 05/15/2019	56,000	59,080

		7,056,680

Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co. Company Guar. Notes 6.63% due 07/15/2021	1,600,000	1,656,000

Investment Management/Advisor Services — 0.3%
Patriot Merger Corp. Senior Notes 9.00% due 07/15/2021*	1,095,000	1,116,900

Marine Services — 0.7%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,388,000	2,483,520

Medical Instruments — 0.9%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017	3,210,000	3,338,400

Medical Products — 0.8%
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	2,828,000	2,990,610

Medical-Drugs — 0.9%
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019	3,350,000	3,500,750

Medical-Hospitals — 2.8%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,350,000	2,508,625

Security Description	Principal Amount	Value (Note 2)

Medical-Hospitals (continued)
HCA, Inc. Senior Notes 7.19% due 11/15/2015	$675,000	$735,750
HCA, Inc. Senior Notes 7.50% due 11/15/2095	2,749,000	2,480,972
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	3,328,000	3,494,400
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,770,000	1,539,900

		10,759,647

Motion Pictures & Services — 0.2%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp. Senior Sec. Notes 5.00% due 08/01/2018*	771,000	772,928

MRI/Medical Diagnostic Imaging — 1.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018	3,416,000	3,633,770

Music — 0.5%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	780,000	801,450
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	1,114,000	1,164,130

		1,965,580

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/2003†(1)(3)(8)(9)	600,000	0

Non-Hazardous Waste Disposal — 0.5%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019	1,878,000	1,821,660

Oil & Gas Drilling — 0.3%
Hercules Offshore, Inc. Company Guar. Notes 10.50% due 10/15/2017*	1,004,000	1,066,750

Oil Companies-Exploration & Production — 11.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	1,510,000	1,585,500
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Senior Notes 7.75% due 01/15/2021*	1,340,000	1,249,550
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	1,925,000	2,011,625
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	790,000	807,775

63

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	$1,105,000	$1,168,538
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	360,000	362,700
Chesapeake Energy Corp. Company Guar. Notes 9.50% due 02/15/2015	1,435,000	1,589,263
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	900,000	990,000
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	3,165,000	3,339,075
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	2,160,000	2,181,600
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	3,700,000	3,838,750
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*	2,580,000	2,425,200
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	515,000	535,600
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	940,000	911,800
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC Senior Notes 9.25% due 06/01/2021*	1,895,000	1,861,837
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	2,600,000	2,671,500
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	1,595,000	1,555,125
Penn Virginia Corp Company Guar Notes 8.50% due 05/01/2020	2,165,000	2,189,982
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/2019	800,000	856,927
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	3,234,000	3,483,338
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021	975,000	1,087,125
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020*	1,650,000	1,711,875

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Exploration & Production (continued)
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	$1,810,000	$1,810,000
Samson Investment Co. Senior Notes 10.00% due 02/15/2020*	1,950,000	2,067,000
Talos Production LLC/Talos Production Finance, Inc. Senior Notes 9.75% due 02/15/2018*	1,185,000	1,155,375

		43,447,060

Oil Refining & Marketing — 0.3%
Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/2014	1,245,000	1,307,250

Oil-Field Services — 1.4%
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021*	1,350,000	1,370,250
Green Field Energy Services, Inc. Senior Sec. Notes 13.25% due 11/15/2016*(15)	2,150,000	2,193,000
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	975,000	1,023,750
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019	800,000	856,000

		5,443,000

Paper & Related Products — 1.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	1,800,000	1,701,000
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*	1,528,000	1,592,787
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	1,400,000	1,375,500

		4,669,287

Petrochemicals — 0.6%
PetroLogistics LP/PetroLogistics Finance Corp. Company Guar. Notes 6.25% due 04/01/2020*	2,160,000	2,138,400

Pipelines — 3.3%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	1,830,000	1,916,925
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*	1,250,000	1,275,000

64

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	$1,425,000	$1,604,906
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	1,515,000	1,605,900
Inergy Midstream LP/Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*	1,260,000	1,266,300
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021	556,000	594,920
SemGroup LP Senior Notes 7.50% due 06/15/2021*	550,000	556,875
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016	775,000	783,719
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023*	953,000	938,705
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 5.88% due 10/01/2020*	1,626,000	1,642,260
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021*	437,000	439,731

		12,625,241

Printing-Commercial — 0.8%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019	1,600,000	1,768,000
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021	1,405,000	1,355,825

		3,123,825

Publishing-Newspapers — 0.8%
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	848,000	845,880
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022*	1,910,000	2,062,800

		2,908,680

Publishing-Periodicals — 0.5%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	1,955,000	1,947,669

Radio — 0.4%
Sirius XM Radio, Inc. Senior Notes 4.63% due 05/15/2023*	1,644,000	1,512,480

Real Estate Investment Trusts — 1.5%
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	3,328,000	3,419,520

Security Description	Principal Amount	Value (Note 2)

Real Estate Investment Trusts (continued)
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2021*	$2,160,000	$2,116,800

		5,536,320

Real Estate Management/Services — 0.5%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	1,705,000	1,849,925

Real Estate Operations & Development — 0.6%
First Industrial LP Senior Notes 5.75% due 01/15/2016	2,125,000	2,261,933

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(3)	3,385,000	128

Rental Auto/Equipment — 0.3%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	910,000	973,700

Retail-Apparel/Shoe — 0.2%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	615,000	676,500

Retail-Drug Store — 0.7%
Rite Aid Corp. Company Guar. Notes 6.75% due 06/15/2021*	1,054,000	1,056,635
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	1,475,000	1,653,844

		2,710,479

Retail-Pawn Shops — 0.4%
Cash America International, Inc. Senior Notes 5.75% due 05/15/2018*	1,525,000	1,479,250

Retail-Pet Food & Supplies — 0.4%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*	1,269,000	1,376,865

Retail-Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020	210,000	223,125

Retail-Regional Department Stores — 0.7%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021*	2,705,000	2,779,387

Retail-Restaurants — 1.9%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018	1,265,000	1,404,150
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	2,317,000	2,508,152

65

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Restaurants (continued)
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*	$2,810,000	$3,147,200

		7,059,502

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(3)(8)(9)	750,000	0

Semiconductor Equipment — 0.5%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021*	1,765,000	1,760,587

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	891,000	980,100

Special Purpose Entities — 0.5%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	1,834,000	1,834,000

Steel Pipe & Tube — 0.6%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	2,390,000	2,378,050

Steel-Producers — 0.7%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*	1,465,000	1,552,900
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*	1,195,000	1,242,800

		2,795,700

Storage/Warehousing — 0.5%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	1,737,000	1,893,330

Telecom Services — 0.4%
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020	1,375,000	1,581,250

Telephone-Integrated — 2.3%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	1,580,000	1,572,100
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	1,025,000	1,081,375
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,105,000	1,232,075
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	3,450,000	3,639,750
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023*	1,363,000	1,294,850

		8,820,150

Security Description	Principal Amount	Value (Note 2)

Television — 0.2%
Local TV Finance LLC Senior Notes 9.25% due 06/15/2015*(6)	$897,304	$910,764

Theaters — 0.5%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	1,770,000	1,705,838

Transport-Equipment & Leasing — 0.2%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	732,000	735,172

Transport-Services — 0.7%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	1,102,000	1,146,080
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	1,565,000	1,565,000

		2,711,080

Travel Services — 0.5%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	1,910,000	2,072,350

Web Hosting/Design — 0.4%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	1,675,000	1,658,250

Total U.S. Corporate Bonds & Notes (cost $313,405,543)		314,910,977

FOREIGN CORPORATE BONDS & NOTES — 9.9%
Auto/Truck Parts & Equipment-Original — 0.8%
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	1,825,000	1,770,250
Schaeffler Holding Finance BV Senior Sec. Notes 6.88% due 08/15/2018*(6)	1,200,000	1,224,000

		2,994,250

Building Products-Cement — 0.2%
Cemex SAB de CV Senior Sec. Notes 5.88% due 03/25/2019*	565,000	565,000

Cable/Satellite TV — 0.3%
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/2018*	1,200,000	1,260,000

Chemicals-Diversified — 0.3%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	1,304,000	1,304,000

Commercial Services — 0.8%
Global A&T Electronics, Ltd. Senior Sec. Notes 10.00% due 02/01/2019*	3,000,000	3,120,000

Containers-Metal/Glass — 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	1,410,000	1,388,850

66

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cruise Lines — 0.3%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	$1,200,000	$1,209,000

Diversified Manufacturing Operations — 0.5%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	1,995,000	2,039,888

Diversified Minerals — 0.9%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/2017*	700,000	700,000
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*	860,000	872,900
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	1,800,000	1,782,000

		3,354,900

Finance-Leasing Companies — 0.9%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	1,565,000	1,647,163
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	1,579,000	1,661,897

		3,309,060

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 08/30/2010†(1)(3)(5)(9)	4,590,000	0

Medical-Drugs — 0.1%
VPII Escrow Corp. Senior Notes 6.75% due 08/15/2018*	475,000	501,125

Metal Processors & Fabrication — 0.0%
International Utility Structures Escrow Notes 10.75% due 02/01/2008†(1)(3)	3,329,000	0

Oil & Gas Drilling — 0.4%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	1,377,000	1,349,460

Oil Companies-Exploration & Production — 0.5%
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	2,000,000	2,040,000

Real Estate Operations & Development — 0.7%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	2,650,000	2,623,500

Satellite Telecom — 0.4%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021*	1,400,000	1,473,500

Semiconductor Components-Integrated Circuits — 0.3%
NXP BV/NXP Funding LLC Senior Notes 5.75% due 03/15/2023*	1,233,000	1,245,330

Security Description	Principal Amount	Value (Note 2)

Semiconductor Equipment — 0.4%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/2018	$1,350,000	$1,510,920

Special Purpose Entities — 0.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015†*(1)(3)(5)(10)	1,210,000	0

Steel-Producers — 0.5%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	1,000,000	1,035,000
ArcelorMittal Senior Notes 7.25% due 03/01/2041	905,000	838,256

		1,873,256

Telecom Services — 1.2%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	1,650,000	1,765,500
Wind Acquisition Finance SA Senior Sec. Notes 6.50% due 04/30/2020*	1,050,000	1,071,000
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(6)(7)	1,523,922	1,569,640

		4,406,140

Total Foreign Corporate Bonds & Notes (cost $43,510,766)		37,568,179

LOANS(13)(14) — 3.2%
Aerospace/Defense — 0.3%
Sequa Corp. BTL-B 5.25% due 05/15/2017	997,494	1,011,209

Beverages-Non-alcoholic — 0.0%
Le-Natures, Inc. Escrow Loan 7.00% due 03/01/2011†(1)(3)	1,200,000	0

Building-Residential/Commercial — 0.0%
TOUSA, Inc. BTL 12.25% due 08/15/2013†(1)(2)(3)(4)(10)	2,037,645	0

Casino Hotels — 0.3%
Tropicana Entertainment, Inc. BTL 7.50% due 03/16/2018	987,500	999,021

Coal — 0.3%
Walter Industries, Inc. BTL 4.75% due 04/01/2018	1,000,000	970,208

Computer Software — 0.3%
Vertafore, Inc. Ist Lien 4.25% due 10/03/2019	997,500	1,003,942

67

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

LOANS (continued)
Electric-Distribution — 0.5%
Cedar Bay Generating Company LP BTL 6.25% due 04/15/2020	$1,969,667	$1,972,129

Gambling (Non-Hotel) — 0.1%
Northfield Park Assoc. LLC 1st Lien 9.00% due 10/23/2018	475,000	493,109

Independent Power Producers — 0.0%
Dynegy, Inc. BTL-B2 4.00% due 04/15/2020	184,615	185,815

Medical Instruments — 0.3%
Immucor, Inc. BTL-B 5.00% due 08/19/2018	997,494	1,008,716

Medical-Drugs — 0.5%
Auxilium Pharmaceuticals, Inc. BTL-B 5.00% due 04/26/2017	1,975,000	1,988,578
Triax Pharmaceuticals LLC Escrow Loans 16.50% due 08/30/2011†(1)(3)	1,720,938	0

		1,988,578

Medical-Hospitals — 0.1%
Ardent Health Services, Inc. BTL-B 6.75% due 03/15/2018	388,050	390,314

Oil Companies-Exploration & Production — 0.2%
Sabine Oil & Gas, LLC BTL 8.75% due 12/31/2018	917,028	926,198

Printing-Commercial — 0.2%
Cenveo Corp. BTL-B 6.25% due 02/13/2017	726,180	730,719

Special Purpose Entities — 0.1%
Twin River Management Group, Inc. BTL 5.25% due 09/27/2018	342,222	346,714

Total Loans (cost $14,112,141)		12,026,672

COMMON STOCK — 0.0%
Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC† (1)(3) (cost $0)	128,418	0

PREFERRED STOCK — 0.3%
Banks-Commercial — 0.3%
Synovus Financial Corp. 7.88%	50,575	1,310,398

Security Description	Shares/ Principal Amount	Value (Note 2)

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C† (1)(3)	39,177	$0

Total Preferred Stock (cost $1,264,375)		1,310,398

WARRANTS† — 0.1%
Oil-Field Services — 0.1%
Green Field Energy Services, Inc. Expires 11/15/2021*	3,329	183,095

Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014(1)(3)	6,261	0

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(1)(3)(4)	414	128,340
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(1)(3)(4)	408	51,000

		179,340

Total Warrants (cost $115,548)		362,435

Total Long-Term Investment Securities (cost $372,408,373)		366,178,661

REPURCHASE AGREEMENT — 1.9%
State Street Bank & Trust Co. Joint Repurchase Agreement (cost $7,041,000)(11)	$7,041,000	7,041,000

TOTAL INVESTMENTS (cost $379,449,373)(12)	98.7%	373,219,661
Other assets less liabilities	1.3	4,928,133

NET ASSETS	100.0%	$378,147,794

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2013, the aggregate value of these securities was $166,653,251 representing 44.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At July 31, 2013, the aggregated value of these securities was $ 552,619 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(2)	Company has filed for Chapter 11 bankruptcy protection.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation process, see Note 2.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no

68

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2013, the High-Yield Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc Expires 12/18/2016	11/12/2010	$408	$—
(strike price $500.00)	05/16/2012	6	—

		414	—	$128,340	$310.00	0.03%
ION Media Networks, Inc Expires 12/18/2016	05/16/2012	408	—	51,000	125.00	0.01
(strike price $687.00)
TOUSA, Inc. 12.25% due 08/15/2013 Loan Agreement	10/11/2007	1,022,829	1,004,028
	01/29/2008	11,293	11,670
	03/14/2008	10,700	11,054
	04/09/2008	26,285	21,209
	06/30/2008	37,503	29,746
	10/07/2008	39,014	21,944
	01/15/2009	37,728	18,671
	03/31/2009	35,804	10,742
	06/30/2009	37,295	11,188
	09/30/2009	38,857	14,238
	12/30/2009	40,056	—
	03/31/2010	40,396	—
	07/06/2010	42,078	—
	09/30/2010	43,840	—
	12/31/2010	45,194	—
	03/30/2011	45,576	—
	06/30/2011	47,475	—
	09/30/2011	49,462	—
	12/30/2011	50,435	—
	03/30/2012	51,836	—
	06/30/2012	53,413	2,404
	09/30/2012	55,039	—
	12/31/2012	58,585	—
	03/31/2013	56,724	—
	07/31/2013	60,228	—

		2,037,645	1,156,894	0	0.00	0.00

				$179,340		0.04%

(5)	Company filed for bankruptcy protection in country of issuance.
(6)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(7)	Security currently paying interest/dividends in the form of additional bonds.
(8)	Company has filed for Chapter 7 bankruptcy protection.
(9)	Security is in default and did not pay principal at maturity.
(10)	Security in default.
(11)	See Note 2 for the details of Joint Repurchase Agreements.
(12)	See Note 3 for cost of investments on a tax basis.
(13)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(14)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(15)	Bond in subsequent default as of July 31, 2013.

BTL — Bank Term Loan.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

69

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes:
Gambling (Non-Hotel)	$—	$—	$373,151	$373,151
Non-Ferrous Metals	—	—	0	0
Oil Companies-Exploration & Production	—	43,447,060	—	43,447,060
Recycling	—	—	128	128
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	271,090,638	—	271,090,638
Foreign Corporate Bonds & Notes:
Independent Power Producers	—	—	0	0
Metal Processors & Fabrication	—	—	0	0
Special Purpose Entities	—	—	0	0
Other Industries*	—	37,568,179	—	37,568,179
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Medical-Drugs	—	1,988,578	0	1,988,578
Other Industries*	—	10,038,094	—	10,038,094
Common Stock	—	—	0	0
Preferred Stock:
Banks-Commercial	1,310,398	—	—	1,310,398
Medical-Drugs	—	—	0	0
Warrants:
Oil-Field Services	—	183,095	—	183,095
Other Industries*	—	—	179,340	179,340
Repurchase Agreement	—	7,041,000	—	7,041,000

Total	$1,310,398	$371,356,644	$552,619	$373,219,661

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

70

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

United States Treasury Notes	40.3%
Federal National Mtg. Assoc.	15.8
Sovereign	10.7
Government National Mtg. Assoc.	5.7
Diversified Financial Services	4.5
U.S. Municipal Bonds & Notes	3.9
Diversified Banking Institutions	3.8
Banks-Commercial	3.0
Oil Companies-Integrated	2.6
United States Treasury Bonds	2.6
Commercial Paper	2.5
Oil Companies-Exploration & Production	2.4
U.S. Government Treasuries	1.9
Finance-Investment Banker/Broker	1.2
Banks-Mortgage	0.9
Consumer Products-Misc.	0.8
Finance-Auto Loans	0.7
U.S. Government Agencies	0.5
Banks-Money Center	0.5
Repurchase Agreements	0.3
Non-Ferrous Metals	0.3
Steel-Producers	0.3
Finance-Leasing Companies	0.3
Computers	0.3
Cable/Satellite TV	0.3
Auto-Cars/Light Trucks	0.2
Sugar	0.2
Banks-Special Purpose	0.2
Federal Home Loan Mtg. Corp.	0.2
Building Products-Wood	0.2
Special Purpose Entities	0.1
Telephone-Integrated	0.1
Regional Authority	0.1
Sovereign Agency	0.1
Diamonds/Precious Stones	0.1

107.6%

Credit Quality#†

Aaa	73.4%
Aa	3.9
A	6.8
Baa	7.2
Ba	1.1
B	1.8
Caa	0.3
Not rated@	5.5

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

71

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description		Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES — 4.1%
Diversified Financial Services — 4.1%
Access Group, Inc. FRS Student Loan Backed Note Series 2008-1, Class A 1.57% due 10/27/2025		$657,662	$655,775
ACE Securities Corp. FRS Series 2004-HE4, Class M1 1.09% due 12/25/2034		284,701	245,756
Arran Residential Mtg. Funding PLC FRS Series 2011-1A, Class A1B 1.40% due 11/19/2047*(1)	EUR	424,763	565,240
Banc of America Commercial Mtg. Trust Series 2007-3, Class A5 5.38% due 09/10/2013(2)		700,000	784,484
Bear Stearns Asset Backed Securities Trust FRS Series 2005-SD3, Class 1A 0.68% due 07/25/2035		1,481,721	1,445,807
Bear Stearns Asset Backed Securities Trust Series 2006-SD3, Class 1A-1A 5.50% due 08/25/2036		294,616	256,998
Berica ABS SRL FRS Series 2011-1, Class A1 0.52% due 12/30/2055(1)	EUR	6,989,272	8,773,648
Berica Residential MBS FRS Series 8, Class A 0.54% due 03/31/2048(1)	EUR	9,652,974	11,668,127
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-3, Class 1A2 0.48% due 04/25/2035(1)		127,598	105,234
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-R2, Class 1AF1 0.53% due 06/25/2035*(1)		299,946	259,342
Credit-Based Asset Servicing and Securitization LLC FRS Series 2006-CB9, Class A1 0.25% due 11/25/2036		6,628	3,390
CWABS Asset Backed Certificates Trust VRS Series 2006-15, Class A2 5.55% due 10/25/2046		161,872	161,226
Greenpoint Mtg. Funding Trust FRS Series 2005-AR1, Class A2 0.41% due 06/25/2045(1)		86,455	74,598
GSR Mtg. Loan Trust FRS Series 2005-AR6, Class 2A1 2.66% due 09/25/2035(1)		290,758	285,853
Harborview Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.38% due 01/19/2038(1)		456,542	357,357
Indymac INDA Mtg. Loan Trust FRS Series 2006-AR1, Class A3 5.32% due 08/25/2036(1)		736,838	710,941

Security Description		Principal Amount**	Value (Note 2)

Diversified Financial Services (continued)
Indymac Index Mtg. Loan Trust FRS Series 2007-FLX6, Class 2A1 0.44% due 09/25/2037(1)		$519,018	$405,592
Indymac Index Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 2.56% due 03/25/2035(1)		466,374	442,833
Merrill Lynch Mtg. Investors, Inc. FRS Series 2005-A6, Class 2A3 0.57% due 08/25/2035(1)		100,000	85,303
Permanent Master Issuer PLC FRS Series 2011-1A, Class 1A3 1.52% due 07/15/2042*(1)	EUR	4,900,000	6,548,172
Permanent Master Issuer PLC FRS Series 2011-1A, Class 1A1 1.67% due 07/15/2042*(1)(3)		2,800,000	2,813,026
Prime Mtg. Trust Series 2006-1, Class 1A1 5.50% due 06/25/2036(1)		262,880	241,875
Residential Asset Securitization Trust FRS Series 2003-A8, Class A2 0.54% due 10/25/2018(1)		94,558	91,911
Securitized Asset Backed Receivables LLC FRS Series 2006-WM1, Class A2C 0.48% due 12/25/2035		2,145,551	1,739,492
SLC Student Loan Trust FRS Series 2009-AA, Class A 4.75% due 06/15/2033*		2,284,977	2,125,988
SLM Student Loan Trust FRS Series 2007-2, Class A2 0.27% due 07/25/2017		158,937	158,292
SLM Student Loan Trust FRS Series 2008-9, Class A 1.77% due 04/25/2023		1,524,398	1,568,074
Soundview Home Loan Trust FRS Series 2006-OPT5, Class 2A4 0.43% due 07/25/2036		2,000,000	996,610
Structured Asset Securities Corp. FRS Series 2005-NC1, Class M2 0.68% due 02/25/2035		2,000,000	1,788,958
UBS-Barclays Commercial Mtg. Trust VRS Series 2013-C5, Class XA 1.16% due 03/10/2046*(2)(14)		44,219,412	3,354,706
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR6, Class 2A1A 0.42% due 04/25/2045(1)		137,037	123,835
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR3, Class A1A 1.17% due 02/25/2046(1)		384,957	341,564

72

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.47% due 11/25/2046(1)	$	579,939	$511,448
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR4, Class 2A1 2.73% due 04/25/2035(1)		5,967,658	5,890,956

Total Asset Backed Securities (cost $53,887,888)			55,582,411

FOREIGN CORPORATE BONDS & NOTES — 9.4%
Auto-Cars/Light Trucks — 0.2%
Volkswagen International Finance NV FRS Company Guar. Notes 0.87% due 09/22/2013*		1,100,000	1,101,003
Volkswagen International Finance NV FRS Company Guar. Notes 0.88% due 04/01/2014*		1,800,000	1,802,486
Volkswagen International Finance NV FRS Company Guar. Notes 1.02% due 03/21/2014*		300,000	300,987

			3,204,476

Banks-Commercial — 2.6%
Barclays Bank PLC FRS Senior Notes 1.31% due 01/13/2014		6,400,000	6,427,130
Barclays Bank PLC FRS Jr. Sub. Notes 7.70% due 10/25/2013*(3)(4)		2,010,000	2,140,632
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Company Guar. Notes 4.50% due 01/11/2021		8,400,000	8,915,323
DNB NOR Boligkreditt AS Bonds 2.90% due 03/29/2016*(3)		6,000,000	6,280,200
Group BPCE SA Senior Notes 2.38% due 10/04/2013*		3,000,000	3,008,667
Intesa Sanpaolo SpA FRS Notes 2.67% due 02/24/2014*		6,400,000	6,420,141
Royal Bank of Scotland Group PLC FRS Bonds 6.99% due 10/15/2013*(4)		1,200,000	1,164,000
UBS AG Senior Notes 5.75% due 04/25/2018		635,000	734,903

			35,090,996

Banks-Money Center — 0.5%
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/2020*		600,000	675,588

Security Description	Principal Amount**	Value (Note 2)

Banks-Money Center (continued)
Lloyds TSB Bank PLC FRS Sub. Notes 12.00% due 12/16/2013*(4)	$4,100,000	$5,494,000

		6,169,588

Banks-Mortgage — 0.9%
Abbey National Treasury Services PLC FRS Bank Guar. Notes 1.84% due 04/25/2014	6,200,000	6,254,238
Stadshypotek AB Notes 1.45% due 09/30/2013*	5,700,000	5,710,260

		11,964,498

Banks-Special Purpose — 0.2%
Export-Import Bank of Korea Senior Notes 8.13% due 01/21/2014	2,200,000	2,271,823

Diamonds/Precious Stones — 0.1%
ALROSA Finance SA Company Guar. Notes 7.75% due 11/03/2020	500,000	546,250

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	1,000,000	1,186,254

Finance-Investment Banker/Broker — 0.5%
Credit Agricole Home Loan SFH FRS Bonds 1.02% due 07/21/2014*	7,000,000	7,028,301

Finance-Leasing Companies — 0.3%
Banque PSA Finance FRS Senior Notes 2.17% due 04/04/2014*(3)	4,200,000	4,163,510

Non-Ferrous Metals — 0.3%
Corp Nacional del Cobre de Chile Senior Notes 3.00% due 07/17/2022*	4,800,000	4,420,176

Oil Companies-Exploration & Production — 1.3%
CNOOC Finance 2013, Ltd. Company Guar. Notes 1.13% due 05/09/2016	1,200,000	1,193,166
Gaz Capital SA Company Guar. Notes 8.15% due 04/11/2018	14,400,000	16,776,000

		17,969,166

Oil Companies-Integrated — 1.9%
Petrobras International Finance Co. Company Guar. Bonds 5.75% due 01/20/2020	7,800,000	8,057,057
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019	7,800,000	8,929,416
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	7,800,000	8,404,500

73

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description		Principal Amount**	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/2039		$400,000	$490,223

			25,881,196

Paper & Related Products — 0.0%
Pindo Deli Finance BV FRS Company Guar. Notes 3.27% due 04/28/2015*(3)(5)		43,338	4,741
Pindo Deli Finance BV FRS Company Guar. Notes 3.27% due 04/28/2018*(3)(5)		432,197	42,979
Pindo Deli Finance BV VRS Company Guar. Bonds 3.27% due 04/28/2027*(5)		1,743,170	43,337
Tjiwi Kimia Finance BV VRS Company Guar. Notes zero coupon due 04/28/2027*(3)(5)		724,965	21,628
Tjiwi Kimia Finance BV FRS Company Guar. Notes 2.51% due 04/28/2015(3)(5)		111,070	13,806
Tjiwi Kimia Finance BV FRS Company Guar. Notes 2.51% due 04/28/2018*(3)(5)		293,490	29,186

			155,677

Steel-Producers — 0.3%
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*		4,400,000	4,345,000

Sugar — 0.2%
Tate & Lyle International Finance PLC Company Guar. Notes 6.63% due 06/15/2016*(3)		2,300,000	2,581,014

Total Foreign Corporate Bonds & Notes (cost $122,935,074)			126,977,925

FOREIGN GOVERNMENT AGENCIES — 10.6%
Regional Authority — 0.1%
Province of Ontario, Canada Bonds 3.15% due 06/02/2022	CAD	1,400,000	1,350,902

Sovereign — 10.4%
Federal Republic of Germany Bonds 0.75% due 09/13/2013	EUR	45,500,000	60,575,104
Federal Republic of Germany Bonds 4.25% due 01/04/2014	EUR	20,400,000	27,623,298
Federative Republic of Brazil Notes zero coupon due 01/01/2017	BRL	121,700,000	37,484,144
Government of Australia Senior Notes 5.50% due 12/15/2013	AUD	8,000,000	7,274,139
Government of Australia Senior Notes 5.75% due 05/15/2021	AUD	6,700,000	6,930,696

Security Description	Principal Amount**	Value (Note 2)

Sovereign (continued)
Russian Federation Senior Bonds 7.50% due 03/31/2030*(3)(6)	$292	$343

		139,887,724

Sovereign Agency — 0.1%
Vnesheconombank Via VEB Finance PLC Senior Notes 5.38% due 02/13/2017*	800,000	852,000

Total Foreign Government Agencies (cost $140,174,477)		142,090,626

LOANS(12)(13) † — 0.3%
Computers — 0.3%
Dell Inc. 1st Lien Bridge Term Loan BTL 5.00% due 02/28/2014(3)	2,200,000	2,194,500
Dell Inc. 2nd Lien Bridge Term Loan BTL 6.00% due 02/05/2021(3)	1,300,000	1,296,750

Total Loans (cost $3,484,832)		3,491,250

MUNICIPAL BONDS & NOTES — 3.9%
U.S. Municipal Bonds & Notes — 3.9%
Chicago Transit Authority Revenue Series A 6.90% due 12/01/2040	800,000	908,304
Chicago Transit Authority Revenue Series B 6.90% due 12/01/2040	900,000	1,021,842
City & County of Honolulu Hawaii General Obligation Bonds Series F 2.41% due 11/01/2021	800,000	748,848
City & County of Honolulu Hawaii General Obligation Bonds Series G 2.41% due 11/01/2021	1,000,000	936,060
City & County of Honolulu Hawaii General Obligation Bonds Series G 2.51% due 11/01/2022	1,100,000	1,014,530
City & County of Honolulu Hawaii General Obligation Bonds Series G 2.81% due 11/01/2023	600,000	555,768
City & County of Honolulu Hawaii General Obligation Bonds Series B 5.00% due 11/01/2023	1,900,000	2,207,895
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2024	1,800,000	2,063,502

74

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)

MUNICIPAL BONDS & NOTES (continued)
U.S. Municipal Bonds & Notes (continued)
City & County of Honolulu Hawaii General Obligation Bonds Series B 5.00% due 11/01/2024	$700,000	$802,473
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2025	1,600,000	1,809,568
City & County of Honolulu Hawaii General Obligation Bonds Series B 5.00% due 11/01/2025	3,700,000	4,184,626
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2026	985,000	1,099,073
City & County of Honolulu Hawaii General Obligation Bonds Series A 5.00% due 11/01/2028	1,800,000	1,962,468
District of Columbia Revenue 5.59% due 12/01/2034	4,000,000	4,488,840
East Bay Municipal Utility District Revenue 5.87% due 06/01/2040	2,200,000	2,546,368
Kentucky State Property & Building Commission Revenue 4.30% due 11/01/2019	400,000	428,568
Kentucky State Property & Building Commission Revenue 4.40% due 11/01/2020	500,000	535,065
Kentucky State Property & Building Commission Revenue 5.37% due 11/01/2025	1,000,000	1,084,450
New Jersey State Turnpike Authority Revenue Series B 5.00% due 01/01/2025	400,000	439,640
New Jersey State Turnpike Authority Revenue Series B 5.00% due 01/01/2026	900,000	975,816
New Jersey State Turnpike Authority Revenue Series B 5.00% due 01/01/2027	1,000,000	1,070,420
New York City Transitional Finance Authority Revenue 4.73% due 11/01/2023	800,000	872,800

Security Description	Principal Amount**	Value (Note 2)

U.S. Municipal Bonds & Notes (continued)
New York City Transitional Finance Authority Revenue 4.91% due 11/01/2024	$500,000	$553,005
New York City Transitional Finance Authority Revenue 5.08% due 11/01/2025	500,000	557,765
New York State Thruway Authority Revenue Series A 5.00% due 03/15/2026	4,100,000	4,515,658
New York State Thruway Authority Revenue Series A 5.00% due 03/15/2027	5,100,000	5,545,842
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	10,100,000	9,016,674

Total Municipal Bonds & Notes (cost $53,970,731)		51,945,868

U.S. CORPORATE BONDS & NOTES — 9.2%
Banks-Commercial — 0.4%
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	3,900,000	3,994,009
UBS AG Stamford Branch Notes 5.88% due 12/20/2017	1,104,000	1,275,746

		5,269,755

Banks-Super Regional — 0.0%
JP Morgan Chase Bank NA FRS Sub. Notes 0.60% due 06/13/2016	600,000	589,751

Building Products-Wood — 0.2%
Masco Corp. Senior Notes 6.13% due 10/03/2016	2,000,000	2,230,000

Cable/Satellite TV — 0.3%
CSC Holdings LLC Senior Notes 8.50% due 06/15/2015	3,255,000	3,335,073

Consumer Products-Misc. — 0.8%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	10,900,000	11,090,750

Diversified Banking Institutions — 3.7%
Ally Financial, Inc. FRS Company Guar. Notes 3.67% due 06/20/2014	500,000	506,210
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	4,100,000	4,827,750

75

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	$7,900,000	$8,880,674
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	1,600,000	1,803,939
Citigroup, Inc. Senior Notes 1.06% due 04/01/2016	1,000,000	1,002,378
Citigroup, Inc. Senior Notes 1.23% due 07/25/2016	2,500,000	2,507,335
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	2,600,000	2,976,704
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/2018	1,200,000	1,354,446
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,700,000	5,355,866
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/2017	300,000	342,155
JPMorgan Chase & Co. FRS Senior Notes 0.89% due 02/26/2016	11,700,000	11,706,084
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	1,800,000	1,895,283
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	700,000	804,945
Morgan Stanley FRS Senior Notes 0.75% due 10/15/2015	100,000	98,879
Morgan Stanley Senior Notes 2.88% due 07/28/2014	500,000	509,134
Morgan Stanley Notes 6.63% due 04/01/2018	3,200,000	3,689,661
Morgan Stanley Senior Notes 7.30% due 05/13/2019	800,000	948,336

		49,209,779

Diversified Financial Services — 0.4%
General Electric Capital Corp. FRS Jr. Sub. Notes 6.25% due 12/31/2039	5,000,000	5,200,000

Finance-Auto Loans — 0.7%
Ford Motor Credit Co. LLC Senior Notes 1.37% due 08/28/2014	2,000,000	2,008,904
Ford Motor Credit Co. LLC Senior Notes 3.88% due 01/15/2015	1,000,000	1,031,784
Ford Motor Credit Co. LLC Senior Notes 5.63% due 09/15/2015	5,800,000	6,258,815

		9,299,503

Security Description		Principal Amount**	Value (Note 2)

Finance-Investment Banker/Broker — 0.7%
Bear Stearns Cos., Inc. Senior Notes 5.30% due 10/30/2015	$	400,000	$436,452
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/2017		900,000	1,041,968
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018		1,300,000	1,558,138
Lehman Brothers Holdings Senior Notes 6.88% due 05/02/2018(7)(8)		245,000	61,556
Merrill Lynch & Co., Inc. FRS Senior Notes 0.50% due 05/30/2014	EUR	200,000	265,777
Merrill Lynch & Co., Inc. Senior Notes 5.00% due 01/15/2015		3,900,000	4,104,130
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018		1,900,000	2,229,924

			9,697,945

Insurance-Life/Health — 0.0%
Pricoa Global Funding I FRS Notes 0.48% due 09/27/2013*		400,000	400,129

Oil Companies-Exploration & Production — 1.1%
EOG Resources, Inc. FRS Senior Notes 1.02% due 02/03/2014		6,100,000	6,118,416
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/2018		7,800,000	8,658,000

			14,776,416

Oil Companies-Integrated — 0.7%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022		9,300,000	9,575,271

Special Purpose Entities — 0.1%
CA FM Lease Trust Senior Notes 8.50% due 07/15/2017*(3)(5)		54,882	59,678
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(6)		300,000	320,824
SSIF Nevada LP FRS Bank Guar. Notes 0.97% due 04/14/2014*		1,100,000	1,104,512

			1,485,014

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.30% due 12/15/2042		1,570,000	1,367,980

Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018		169,000	226,268

Total U.S. Corporate Bonds & Notes (cost $117,114,399)			123,753,634

76

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount**	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 21.9%
Federal Home Loan Mtg. Corp. — 0.2%
4.50% due 03/01/2041	$1,041,804	$1,105,096
4.50% due 05/01/2041	303,203	320,169
Federal Home Loan Mtg. Corp. FRS Series T-62, Class 1A1
1.37% due 10/25/2044(1)	127,488	127,212
Series T-61, Class 1A1
1.57% due 07/25/2044(1)	691,761	704,731

		2,257,208

Federal National Mtg. Assoc. — 15.8%
2.50% due August 15 TBA	4,000,000	3,996,875
2.50% due August 30 TBA	12,000,000	11,062,500
3.00% due 05/01/2043	4,979,750	4,833,161
3.00% due August 30 TBA	147,000,000	142,475,164
3.50% due 11/01/2025	402,730	422,436
3.50% due 12/01/2025	738,475	774,614
3.50% due 01/01/2026	1,919,340	2,013,252
3.50% due 02/01/2026	7,725,074	8,102,597
3.50% due 03/01/2026	4,307,969	4,518,449
3.50% due 04/01/2026	1,282,555	1,345,103
3.50% due 06/01/2026	31,194	32,720
3.50% due 07/01/2026	2,936,379	3,080,093
3.50% due 08/01/2026	710,685	745,421
3.50% due 10/01/2026	340,468	357,117
3.50% due 12/01/2026	2,836,687	2,975,448
3.50% due 09/01/2041	2,000,000	2,010,625
3.50% due August 30 TBA	10,000,000	10,081,250
4.00% due 12/01/2040	102,355	106,385
4.00% due 02/01/2041	744,854	775,466
4.00% due September 30 TBA	2,000,000	2,078,438
4.50% due 02/01/2025	346,534	368,607
4.50% due 04/01/2041	315,497	334,786
5.00% due 06/01/2023	150,156	161,553
5.00% due 04/01/2024	37,594	40,787
5.00% due 02/01/2027	27,821	30,022
5.00% due 07/01/2027	255,481	275,481
5.00% due 03/01/2028	96,077	104,211
5.00% due 04/01/2028	340,653	369,585
5.00% due 05/01/2028	100,048	107,927
5.00% due 06/01/2028	181,598	196,543
5.00% due 07/01/2028	130,689	141,612
5.00% due 04/01/2029	277,916	299,526
5.00% due 05/01/2029	95,797	103,424
5.00% due 03/01/2034	49,161	54,117
5.00% due 08/01/2034	458,983	495,035
5.00% due 12/01/2034	69,717	75,208
5.00% due 03/01/2035	26,271	28,336
5.00% due 04/01/2035	3,760,313	4,047,978
5.00% due 07/01/2035	137,975	151,523
5.00% due 08/01/2035	87,180	95,469
5.00% due 09/01/2035	67,134	73,194
5.00% due 11/01/2035	2,878,470	3,102,164
5.00% due 06/01/2037	356,211	383,893
5.00% due 02/01/2040	41,763	45,190
5.00% due 05/01/2040	44,181	47,731
5.00% due 06/01/2040	35,905	39,450
5.00% due 02/01/2041	43,637	47,389
Federal National Mtg. Assoc. FRS 2.26% due 06/01/2035	157,153	165,620

		213,173,475

Security Description	Principal Amount**	Value (Note 2)

Government National Mtg. Assoc. — 5.7%
2.50% due 10/15/2042	$469,563	$435,243
2.50% due 12/15/2042	1,963,148	1,819,663
2.50% due 02/15/2043	1,966,174	1,822,522
2.50% due 03/15/2043	570,491	528,810
3.00% due 01/15/2042	70,250	68,935
3.00% due 04/15/2042	816,726	801,440
3.00% due 07/15/2042	393,996	386,622
3.00% due 08/15/2042	1,360,568	1,335,104
3.00% due 09/15/2042	12,780,141	12,540,948
3.00% due 10/15/2042	12,722,493	12,484,378
3.00% due 02/15/2043	541,351	531,219
3.00% due 03/15/2043	660,883	648,514
3.00% due 04/15/2043	8,294,493	8,139,251
3.00% due 05/15/2043	9,999,001	9,811,859
3.00% due 06/15/2043	4,889,188	4,797,683
3.00% due 07/15/2043	14,608,285	14,334,875
4.50% due 01/15/2040	618,553	658,577
4.50% due 02/15/2040	728,808	778,663
4.50% due 03/15/2040	431,257	460,758
4.50% due 04/15/2040	1,143,073	1,221,265
4.50% due 05/15/2040	596,405	635,786
4.50% due 06/15/2040	424,188	453,205
4.50% due 08/15/2040	143,642	153,468
4.50% due 09/15/2040	17,072	18,240
4.50% due 10/15/2040	400,483	427,878
4.50% due 12/15/2040	525,645	561,602
4.50% due 02/15/2041	474,894	504,382
Government National Mtg. Assoc. FRS 0.49% due 05/20/2037(1)	373,215	373,805

		76,734,695

Sovereign — 0.2%
Overseas Private Investment Corp. Government Guar. Notes 5.75% due 04/15/2014	2,035,320	2,737,921

Total U.S. Government Agencies (cost $297,749,157)		294,903,299

U.S. GOVERNMENT TREASURIES — 42.9%
United States Treasury Bonds — 2.6%
0.75% due 02/15/2042 TIPS (10)	1,546,275	1,342,722
2.13% due 02/15/2041 TIPS (10)	3,829,176	4,604,584
2.75% due 11/15/2042	9,800,000	8,216,692
3.00% due 05/15/2042 (15)	15,200,000	13,492,371
3.75% due 08/15/2041	600,000	617,437
3.88% due 08/15/2040	100,000	105,438
4.38% due 02/15/2038	400,000	457,625
4.38% due 05/15/2040	5,100,000	5,837,108

		34,673,977

United States Treasury Notes — 40.3%
0.13% due 12/31/2014	19,800,000	19,779,111
0.13% due 01/15/2022 TIPS (10)	29,742,435	29,424,102
0.13% due 07/15/2022 TIPS (10)	14,383,322	14,194,541
0.13% due 01/15/2023 TIPS (10)	4,944,786	4,820,395
0.25% due 01/31/2014	9,200,000	9,207,544
0.25% due 02/28/2014	32,500,000	32,529,185
0.25% due 03/31/2014	8,500,000	8,507,973
0.25% due 04/30/2014	18,200,000	18,217,782
0.25% due 05/31/2014	2,000,000	2,001,876
0.25% due 06/30/2014	26,900,000	26,927,331
0.38% due 11/15/2014	18,600,000	18,645,775
0.75% due 12/15/2013	1,800,000	1,804,430

77

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount**	Value (Note 2)

U.S . GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
0.75% due 06/15/2014	$4,100,000	$4,121,779
0.75% due 02/28/2018	2,900,000	2,834,750
1.00% due 01/15/2014(15)	54,800,000	55,026,927
1.00% due 05/15/2014	2,800,000	2,819,250
1.13% due 01/15/2021 TIPS(9)(10)	14,055,624	15,164,697
1.25% due 02/15/2014	31,126,000	31,319,324
1.25% due 03/15/2014	39,874,000	40,159,019
1.25% due 04/15/2014	3,300,000	3,326,298
1.25% due 02/29/2020	11,100,000	10,646,465
1.38% due 07/31/2018	134,000,000	133,895,346
1.50% due 12/31/2013	1,700,000	1,709,960
1.75% due 01/31/2014	12,700,000	12,804,673
1.88% due 02/28/2014	100,000	101,027
1.88% due 04/30/2014	2,400,000	2,431,406
2.13% due 12/31/2015	700,000	728,601
2.63% due 08/15/2020(15)	15,500,000	16,144,211
2.63% due 11/15/2020	22,300,000	23,160,646

		542,454,424

Total U.S. Government Treasuries (cost $582,712,637)		577,128,401

OPTIONS — PURCHASED — 0.1%
Sovereign — 0.1%
Put Options – Purchased(3)(4)(16) (cost $542,017)	6,800,000	1,025,617

COMMON STOCK — 0.0%
Communications Software — 0.0%
Ventelo GmbH†(5) (cost $400,000)	11,286	0

MEMBERSHIP INTEREST CERTIFICATES — 0.0%
Electric-Integrated — 0.0%
SW Acquisition†(5) (cost $0)	1	6

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria Expires 11/15/2020 (strike price $250.00)(5) (cost $0)	250	0

Total Long-Term Investment Securities (cost $1,372,971,212)		1,376,899,037

SHORT-TERM INVESTMENT SECURITIES — 4.9%
Commercial Paper — 2.5%
Daimler Finance North America 1.07% due 10/11/2013	10,100,000	10,078,686
Daimler Finance North America 1.07% due 10/15/2013	1,400,000	1,396,879
Ford Motor Credit Co. 1.02% due 11/01/2013	1,000,000	997,444
Ford Motor Credit Co. 1.02% due 11/05/2013	2,200,000	2,194,133
Ford Motor Credit Co. 1.02% due 11/22/2013	5,800,000	5,781,795
Xstrata Finance Dubai Lt 0.74% due 10/08/2013	13,300,000	13,281,410

		33,730,347

Security Description	Principal Amount**	Value (Note 2)

U.S. Government Agencies — 0.5%
Federal Home Loan Mtg. Corp. Disc. Notes 0.11% due 01/23/2014	$7,000,000	$6,997,620

U.S. Government Treasuries — 1.9%
United States Treasury Bills
0.11% due 01/09/2014	6,800,000	6,798,021
0.09% due 05/01/2014	500,000	499,706
0.14% due 05/29/2014(15)	9,000,000	8,994,168
0.10% due 06/26/2014	400,000	399,662
0.12% due 07/24/2014	8,600,000	8,590,618

		25,282,175

Total Short-Term Investment Securities (cost $66,004,211)		66,010,142

REPURCHASE AGREEMENT — 0.3%
Agreement with Merrill Lynch Pierce Fenner & Smith bearing interest at 0.09% dated 07/31/2013 to be repurchased 08/01/2013 in the amount of $4,500,011 and collateralized by $4,596,000 of United States Treasury Bills bearing interest at 0.12% due 07/24/2014 and having an approximate value of $4,590,744 (cost $4,500,000)	4,500,000	4,500,000

TOTAL INVESTMENTS (cost $1,443,475,423)(11)	107.6%	1,447,409,179
Liabilities in excess of other assets	(7.6)	(102,278,373)

NET ASSETS	100.0%	$1,345,130,806

FORWARD SALES CONTRACTS — (3.7)%
U.S. Government Agencies. — (3.7)%
Federal National Mtg. Assoc.
3.50% due August TBA	(19,000,000)	(19,922,539)
4.00% due August TBA	(7,000,000)	(7,412,343)
4.50% due August TBA	(500,000)	(532,031)
5.00% due August TBA	(12,000,000)	(12,930,000)
5.50% due August TBA	(6,000,000)	(6,534,375)

		(47,331,288)

Government National Mtg. Assoc.
6.00% due August TBA	(2,000,000)	(2,201,876)

Total Forward Sales Contracts (proceeds $(49,249,688))		$(49,533,164)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2013, the aggregate value of these securities was $74,860,972 representing 5.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Denominated in United States Dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — British Pound

USD — United States Dollar

78

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

LIBOR — London Interbank Offered Rate

BBA — British Banking Association

BTL — Bank Term Loan

FRS — Floating Rate Securities

VRS — Variable Rate Securities

The rates shown on FRS and VRS are the current interest rates as of July 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.

The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Security

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Illiquid security. At July 31, 2013, the aggregate value of these securities was $22,667,616 representing 1.7% of net assets.
(4)	Perpetual maturity — maturity date reflects the next call date.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(7)	Security in default
(8)	Company has filed for Chapter 11 bankruptcy protection.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	See Note 3 for cost of investments on a tax basis.
(12)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(13)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(14)	Interest Only
(15)	The security or a portion thereof was pledged as collateral to cover certain over the counter derivative contracts at the close of the reporting period.
(16)	Put Options — Purchased

Put Options — Purchased
Issue	Expiration Month	Strike Price	Notional Amount	Premiums Paid	Value at July 31, 2013	Unrealized Appreciation / (Depreciation)
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the right to receive a fixed rate of 3.45% versus the three month USD-LIBOR-BBA maturing on 09/23/2045	September 2015	$3.45	$6,800,000	$542,017	$1,025,617	$483,600

Written Options on Interest Rate Swap Contracts
Issue	Expiration Month	Strike Price	Notional Amount	Premiums Received	Value at July 31, 2013	Appreciation / (Depreciation) Unrealized
Put option to enter an interest rate swap with Bank of America NA for the obligation to receive a fixed rate of 1.25% versus the three month USD-LIBOR-BBA maturing on 09/01/2020	September 2013	$1.25	$6,000,000	$15,000	$110,826	$(95,826)
Put option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to receive a fixed rate of 1.25% versus the three month USD-LIBOR-BBA maturing on 09/01/2020	September 2013	1.25	30,600,000	77,290	565,213	(487,923)
Put option to enter an interest rate swap with Royal Bank of Scotland PLC for the obligation to receive a fixed rate of 2.50% versus the three month USD-LIBOR-BBA maturing on 09/23/2020	September 2015	2.50	28,600,000	543,400	1,156,898	(613,498)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 1.50% versus the six month USD-EURIBOR maturing on 10/30/2018	October 2013	1.50	140,000,000	392,130	1,973,160	(1,581,030)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 1.90% versus the three month USD-LIBOR-BBA maturing on 10/22/2018	October 2013	1.90	37,700,000	139,490	182,845	(43,355)
Put option to enter an interest rate swap with Morgan Stanley Capital Services Inc. for the obligation to receive a fixed rate of 1.90% versus the three month USD-LIBOR-BBA maturing on 10/22/2018	October 2013	1.90	37,700,000	158,340	182,845	(24,505)

			$280,600,000	$1,325,650	$4,171,787	($2,846,137)

79

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

USD	— United States Dollar
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
BBA	— British Banking Association

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2013	Unrealized Appreciation (Depreciation)
139	Short	U.S. Treasury 5 Year Notes	September 2013	$17,038,758	$16,870,039	$168,719
33	Short	Euro OAT	September 2013	5,921,853	5,877,978	43,875

						$212,594

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	USD	7,734,926	AUD	8,447,000	08/01/2013	$—	$(142,343)

Barclays Bank PLC	AUD	237,000	USD	217,149	08/01/2013	4,121	—
	CAD	833,000	USD	816,573	09/23/2013	6,585	—
	CNY	11,012,435	USD	1,754,690	08/05/2013	—	(40,437)
	EUR	19,800,000	USD	25,959,087	09/13/2013	—	(385,567)
	GBP	8,527,000	USD	13,286,644	09/12/2013	318,614	—
	USD	9,068,436	EUR	6,823,000	09/17/2013	9,957	—

						339,277	(426,004)

Citibank N.A.	EUR	31,164,000	USD	41,468,688	09/17/2013	3,198	—
	USD	4,211,000	BRL	9,602,764	08/02/2013	—	(1,753)

						3,198	(1,753)

HSBC Bank USA	AUD	390,000	USD	360,124	08/01/2013	9,573	—
	AUD	17,790,000	USD	16,388,148	09/03/2013	432,480	—
	BRL	57,566,000	USD	24,972,778	10/02/2013	64,832	—
	CNY	671,965	USD	108,759	08/05/2013	—	(778)
	USD	16,425,418	AUD	17,790,000	08/01/2013	—	(434,881)
	USD	2,182,996	BRL	4,999,715	08/02/2013	8,564	—

						515,449	(435,659)

JPMorgan Chase Bank N.A.	AUD	214,000	USD	197,434	08/01/2013	5,080	—
	CAD	538,000	USD	527,141	09/23/2013	4,003	—
	EUR	25,800,000	USD	31,823,840	09/13/2013	—	(2,504,042)
	EUR	5,508,000	USD	6,785,484	10/11/2013	—	(543,880)
	MXN	15,050,751	USD	1,219,425	09/18/2013	46,328	—
	USD	7,168,662	EUR	5,508,000	10/11/2013	160,702	—
	USD	5,673,903	MYR	18,397,632	10/17/2013	—	(30,277)

						216,113	(3,078,199)

Morgan Stanley & Co., Inc.	USD	12,069,405	BRL	27,642,558	08/02/2013	47,350	—

UBS AG	BRL	3,285,967	USD	1,617,269	08/02/2013	176,908	—
	BRL	23,039,509	USD	10,072,411	09/04/2013	44,491	—
	EUR	21,012,000	USD	26,988,443	01/06/2014	—	(982,613)
	MYR	2,148,460	USD	672,339	10/17/2013	13,281	—
	USD	11,657,835	BRL	26,325,475	08/02/2013	—	(118,407)
	USD	1,850,261	CNY	11,684,400	08/05/2013	54,402	—
	USD	3,226,601	NOK	18,612,000	08/15/2013	—	(69,682)
	USD	3,555,019	EUR	2,721,000	09/17/2013	65,427	—

						354,509	(1,170,702)

80

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Westpac Banking Corp.	AUD	25,396,000	USD	23,839,225	08/01/2013	$1,012,037	$—
Net Unrealized Appreciation/(Depreciation)
						$2,487,933	$(5,254,660)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CNY — Yuan Renminbi

EUR — Euro Dollar

GBP — British Pound

MYR — Malaysian Ringgit

NOK — Norwegian Krone

USD — United States Dollar

Over the Counter Interest Rate Swap Contracts@
				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
Barclays Bank PLC	AUD	5,000	12/15/2017	5.500%	6 month AUD Bank Bill	$(15,214)	$433,633
Citibank NA	AUD	3,600	03/15/2018	3.750%	6 month AUD Bank Bill	13,700	49,108
HSBC BANK USA NA	BRL	85,400	01/02/2015	8.825%	1-Year BRL-CDI	102,236	78,121
UBS AG	BRL	19,400	01/02/2015	9.930%	1-Year BRL-CDI	7,453	235,541
	MXN	87,100	06/02/2021	7.500%	28-Day MXN-TIIE	224,163	254,170

							$1,050,573

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Bank of America NA	BRL	15,100	01/02/2015	7.585%	1-Year BRL-CDI	$(23,431)	$(118,187)
	BRL	20,900	01/02/2015	8.440%	1-Year BRL-CDI	82,676	(113,238)
	BRL	12,800	01/02/2017	8.860%	1-Year BRL-CDI	23,482	(192,213)
Barclays Bank PLC	BRL	2,200	01/02/2015	7.915%	1-Year BRL-CDI	(139)	(15,992)
Goldman Sachs Bank USA	BRL	18,900	01/02/2015	7.550%	1-Year BRL-CDI	(34,970)	(147,771)
	AUD	18,400	03/15/2023	4.000%	6 month AUD Bank Bill	(25,567)	(148,984)
HSBC BANK USA NA	BRL	11,700	01/02/2015	8.075%	1-Year BRL-CDI	14,491	(73,633)
	BRL	98,900	01/02/2015	7.775%	1-Year BRL-CDI	(46,285)	(718,262)
Morgan Stanley Capital Services LLC	BRL	19,900	01/02/2015	8.270%	1-Year BRL-CDI	(32,713)	(72,572)
	BRL	12,700	01/02/2015	7.795%	1-Year BRL-CDI	(1,612)	(94,584)
UBS AG	BRL	16,700	01/02/2015	8.560%	1-Year BRL-CDI	561	(60,301)
	BRL	32,200	01/02/2017	8.900%	1-Year BRL-CDI	(28,909)	(461,145)

							$(2,216,882)

						$259,922	$(1,166,309)

81

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
EUR	13,300	03/21/2017	2.000%	6 Month Euribor	$(57,666)	$768,319
AUD	6,500	12/11/2018	3.750%	6 month AUD Bank Bill	(13,553)	69,768
EUR	2,900	09/18/2023	6 Month Euribor	2.000%	(37,628)	55,526
AUD	2,300	03/15/2018	3.500%	6 month AUD Bank Bill	(5,343)	21,696
USD	3,400	09/18/2023	3 Month LIBOR	1.400%	—	3,262

						$918,571

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
AUD	8,000	03/15/2023	3.750%	6 month AUD Bank Bill	$(45,857)	$(187,535)
BRL	37,200	07/31/2023	2.650%	3 Month LIBOR	—	(439,900)

						$(627,435)

					$(160,047)	$291,136

@	Illiquid security. At July 31, 2013, the aggregate value of these securities was $(875,173) representing 0.1% of net assets.

BRL-CDI — Brazil Interbank Deposit Rate

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

TIIE — Tasa de Interés Interbancaria de Equilibrio (a benchmark Mexican Peso floating rate index)

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at July 31, 2013(3)	Notional Amount(2)	Value at July 31, 2013	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Masco Corp. 6.125% due 10/03/2016	(5.000)%	12/20/2016	Barclays Bank PLC	1.1326%	$1,800,000	$(231,813)	$(118,697)	$(113,116)
Tate & Lyle International Finance PLC 6.500% due 06/20/2016	(1.150)%	6/20/2016	Barclays Bank PLC	0.3990%	2,300,000	(49,866)	—	(49,866)

						$(281,679)	$(118,697)	$(162,982)

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (4)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at July 31, 2013(3)	Notional Amount(2)	Value at July 31,2013	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp. 5.625% due 09/15/2017	1.000%	9/20/2013	UBS AG	0.2525%	$900,000	$952	$(1,830)	$2,782
Goldman Sachs Corp. 5.950% due 01/18/2018	1.000%	12/20/2017	Barclays Bank PLC	1.1871%	$900,000	(7,105)	(31,108)	24,003

						$(6,153)	$(32,938)	$26,785

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

82

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$55,582,411	$—	$55,582,411
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	155,677	155,677
Other Industries*	—	126,822,248	—	126,822,248
Foreign Government Agencies:
Sovereign	—	139,887,724	—	139,887,724
Other Government Agencies*	—	2,202,902	—	2,202,902
Loans	—	3,491,250	—	3,491,250
Municipal Bonds & Notes	—	51,945,868	—	51,945,868
U.S. Corporate Bonds & Notes:
Special Purpose Entities	—	1,425,336	59,678	1,485,014
Other Industries*	—	122,268,620	—	122,268,620
U.S. Government Agencies:
Federal National Mtg. Assoc	—	213,173,475	—	213,173,475
Government National Mtg. Assoc	—	76,734,695	—	76,734,695
Other Government Agencies*	—	4,995,129	—	4,995,129
U.S. Government Treasuries:
United State Treasury Bonds	—	34,673,977	—	34,673,977
United State Treasury Notes	—	542,454,424	—	542,454,424
Options-Purchased	—	1,025,617	—	1,025,617
Common Stock	—	—	0	0
Membership Interest Certificates	—	—	6	6
Warrants	—	—	0	0
Short-Term Investment Securities:
Commercial Paper	—	33,730,347	—	33,730,347
U.S. Government Agencies	—	6,997,620	—	6,997,620
U.S. Government Treasuries	—	25,282,175	—	25,282,175
Repurchase Agreement	—	4,500,000	—	4,500,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	212,594	—	—	212,594
Open Forward Foreign Currency
Contracts-Appreciation	—	2,487,933	—	2,487,933
Over the Counter Interest Rate Swap
Contracts-Appreciation	—	1,050,573	—	1,050,573
Centrally Cleared Interest Rate Swap
Contracts-Appreciation	—	918,571	—	918,571
Over the Counter Credit Default Swaps
on Corporate & Sovereign Issues-
Sell Protection-Appreciation	—	26,785	—	26,785

Total	$212,594	$1,451,677,680	$215,361	$1,452,105,635

83

SunAmerica Series Trust Total Return Bond Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Forward Sales Contracts	$—	$49,533,163	$—	$49,533,163
Other Financial Instruments:@
Written Options on Interest Rate Swap
Contracts-Depreciation	—	2,846,137	—	2,846,137
Open Forward Foreign Currency
Contracts-Depreciation	—	5,254,660	—	5,254,660
Over the Counter Interest Rate Swap
Contracts-Depreciation	—	2,216,882	—	2,216,882
Centrally Cleared Interest Rate Swap
Contracts-Depreciation	—	627,435	—	627,435
Over the Counter Credit Default Swaps
on Corporate & Sovereign Issues-
Buy Protection-Depreciation	—	162,982	—	162,982

Total	$—	$60,641,259	$—	$60,641,259

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

84

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Repurchase Agreements	9.9%
Diversified Financial Services	8.3
Federal National Mtg. Assoc.	6.1
United States Treasury Notes	5.5
Diversified Banking Institutions	3.4
Medical-Drugs	3.1
Oil Companies-Integrated	2.6
Government National Mtg. Assoc.	2.4
Medical-Biomedical/Gene	2.2
Oil Companies-Exploration & Production	2.1
Federal Home Loan Mtg. Corp.	2.0
Banks-Super Regional	1.9
Cable/Satellite TV	1.7
Medical-HMO	1.6
Insurance-Multi-line	1.6
Electric-Integrated	1.6
Telephone-Integrated	1.5
Electronic Components-Semiconductors	1.5
Computers	1.4
United States Treasury Bonds	1.4
Multimedia	1.4
Finance-Credit Card	1.3
Applications Software	1.3
Web Portals/ISP	1.3
Chemicals-Diversified	1.3
Banks-Commercial	1.3
Retail-Drug Store	1.3
Instruments-Controls	1.2
Real Estate Investment Trusts	1.1
Auto-Cars/Light Trucks	1.1
Retail-Building Products	1.0
Semiconductor Equipment	1.0
Oil-Field Services	1.0
Networking Products	1.0
Food-Misc./Diversified	1.0
Enterprise Software/Service	1.0
Diversified Manufacturing Operations	1.0
Transport-Rail	0.8
Aerospace/Defense-Equipment	0.7
Tobacco	0.7
U.S. Municipal Bonds & Notes	0.7
E-Commerce/Products	0.7
Commercial Services-Finance	0.6
Beverages-Non-alcoholic	0.6
Retail-Restaurants	0.6
Retail-Regional Department Stores	0.6
Engineering/R&D Services	0.6
Consumer Products-Misc.	0.6
Agricultural Operations	0.6
Investment Management/Advisor Services	0.6
Pipelines	0.6
Computers-Memory Devices	0.5
Airlines	0.5
Cosmetics & Toiletries	0.5
Internet Security	0.5
Insurance-Life/Health	0.5
Aerospace/Defense	0.4
Pharmacy Services	0.4
Sovereign	0.4
Retail-Apparel/Shoe	0.4
Auto-Heavy Duty Trucks	0.4

Semiconductor Components-Integrated Circuits	0.4%
Medical Products	0.4
Oil Refining & Marketing	0.3
E-Commerce/Services	0.3
Finance-Auto Loans	0.3
Electric-Generation	0.3
Medical-Wholesale Drug Distribution	0.3
Brewery	0.3
Apparel Manufacturers	0.3
Building-Residential/Commercial	0.3
Insurance-Reinsurance	0.3
Finance-Other Services	0.3
Gas-Distribution	0.3
Auto/Truck Parts & Equipment-Original	0.2
Medical Instruments	0.2
Retail-Discount	0.2
Oil & Gas Drilling	0.2
Computer Services	0.2
Insurance-Property/Casualty	0.2
Cellular Telecom	0.2
Rental Auto/Equipment	0.2
Retail-Major Department Stores	0.2
Telecom Services	0.2
Data Processing/Management	0.2
Insurance Brokers	0.2
Television	0.2
Distribution/Wholesale	0.2
Finance-Investment Banker/Broker	0.2
Industrial Gases	0.2
Multilevel Direct Selling	0.2
Consulting Services	0.2
Tennessee Valley Authority	0.2
Funeral Services & Related Items	0.1
Independent Power Producers	0.1
Building Products-Wood	0.1
Building-Heavy Construction	0.1
Banks-Fiduciary	0.1
Finance-Consumer Loans	0.1
Hotels/Motels	0.1
Food-Confectionery	0.1
Cruise Lines	0.1
Retail-Auto Parts	0.1
Electric Products-Misc.	0.1
Appliances	0.1
Chemicals-Specialty	0.1
Medical-Generic Drugs	0.1
Batteries/Battery Systems	0.1
Office Automation & Equipment	0.1
Diversified Minerals	0.1
Dialysis Centers	0.1
Oil Field Machinery & Equipment	0.1
Electronic Forms	0.1
Paper & Related Products	0.1
Broadcast Services/Program	0.1
Office Supplies & Forms	0.1
Metal-Copper	0.1
Medical-Hospitals	0.1
Shipbuilding	0.1
Containers-Metal/Glass	0.1
Coal	0.1
Travel Services	0.1

85

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited) — (continued)

Tools-Hand Held	0.1%
Retail-Perfume & Cosmetics	0.1
Internet Content-Information/News	0.1
Private Equity	0.1
Retail-Computer Equipment	0.1

106.2%

*	Calculated as a percentage of net assets

86

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 58.9%
Aerospace/Defense — 0.4%
Northrop Grumman Corp.	9,400	$865,364

Aerospace/Defense-Equipment — 0.7%
United Technologies Corp.	13,825	1,459,505

Agricultural Operations — 0.6%
Archer-Daniels-Midland Co.	30,947	1,128,637

Airlines — 0.5%
Alaska Air Group, Inc.	4,100	250,797
Delta Air Lines, Inc.	14,779	313,758
Southwest Airlines Co.	15,900	219,897
United Continental Holdings, Inc.†	7,138	248,759

		1,033,211

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.	4,300	272,878
VF Corp.	1,514	298,258

		571,136

Appliances — 0.1%
Whirlpool Corp.	1,800	241,092

Applications Software — 1.3%
Citrix Systems, Inc.†	2,879	207,345
Microsoft Corp.	76,278	2,427,929

		2,635,274

Auto-Cars/Light Trucks — 0.9%
Ford Motor Co.	33,000	557,040
General Motors Co.†	34,370	1,232,852

		1,789,892

Auto-Heavy Duty Trucks — 0.4%
Oshkosh Corp.†	1,800	80,676
PACCAR, Inc.	11,740	660,610

		741,286

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc.	11,680	469,653

Banks-Commercial — 0.1%
East West Bancorp, Inc.	1,071	33,019
Popular, Inc.†	4,100	134,890

		167,909

Banks-Fiduciary — 0.1%
State Street Corp.	3,748	261,123

Banks-Super Regional — 1.6%
Capital One Financial Corp.	6,822	470,854
Huntington Bancshares, Inc.	2,830	24,197
PNC Financial Services Group, Inc.	866	65,859
Wells Fargo & Co.	60,323	2,624,051

		3,184,961

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,200	223,960

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	18,243	731,180
PepsiCo, Inc.	5,923	494,807

		1,225,987

Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc., Class A†	1,115	58,080

Security Description	Shares	Value (Note 2)

Brewery — 0.1%
Molson Coors Brewing Co., Class B	4,400	$220,264

Building Products-Wood — 0.1%
Masco Corp.	12,979	266,329

Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	4,400	262,152

Building-Residential/Commercial — 0.3%
Lennar Corp., Class A	4,077	138,088
NVR, Inc.†	78	72,197
PulteGroup, Inc.	15,693	260,975
Toll Brothers, Inc.†	2,929	96,276

		567,536

Cable/Satellite TV — 1.4%
Comcast Corp., Class A	42,909	1,934,338
DISH Network Corp., Class A	5,179	231,242
Time Warner Cable, Inc.	5,006	571,034

		2,736,614

Chemicals-Diversified — 1.3%
Axiall Corp.	6,705	295,556
Dow Chemical Co.	12,896	451,876
LyondellBasell Industries NV, Class A	12,800	879,488
PPG Industries, Inc.	5,777	926,862

		2,553,782

Chemicals-Specialty — 0.1%
Methanex Corp.	3,057	146,216

Coal — 0.0%
Walter Energy, Inc.	629	7,039

Commercial Services-Finance — 0.6%
Alliance Data Systems Corp.†	1,604	317,239
H&R Block, Inc.	9,200	289,156
Mastercard, Inc., Class A	1,021	623,433

		1,229,828

Computer Services — 0.2%
Cognizant Technology Solutions Corp., Class A†	2,454	177,645
Computer Sciences Corp.	4,900	233,534

		411,179

Computers — 1.4%
Apple, Inc.	3,534	1,599,135
Hewlett-Packard Co.	46,919	1,204,880

		2,804,015

Computers-Memory Devices — 0.5%
Seagate Technology PLC	18,400	752,744
Western Digital Corp.	4,600	296,148

		1,048,892

Consulting Services — 0.2%
CoreLogic, Inc.†	7,800	217,620
Genpact, Ltd.	4,167	84,965

		302,585

Consumer Products-Misc. — 0.4%
Jarden Corp.†	5,050	229,624
Kimberly-Clark Corp.	4,300	424,840
Spectrum Brands Holdings, Inc.	2,100	118,482

		772,946

87

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	2,800	$154,896

Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	3,306	197,930
Procter & Gamble Co.	9,975	800,993

		998,923

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	6,491	247,242

Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	2,200	227,986

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	1,833	213,380

Distribution/Wholesale — 0.1%
WW Grainger, Inc.	744	195,032

Diversified Banking Institutions — 2.3%
Bank of America Corp.	74,968	1,094,533
Citigroup, Inc.	36,332	1,894,350
Goldman Sachs Group, Inc.	5,167	847,543
Morgan Stanley	25,205	685,828

		4,522,254

Diversified Manufacturing Operations — 0.8%
Crane Co.	3,700	225,330
Danaher Corp.	3,900	262,626
Ingersoll-Rand PLC	15,500	946,275
Pentair, Ltd.	500	30,540
SPX Corp.	1,511	115,456

		1,580,227

E-Commerce/Products — 0.7%
Amazon.com, Inc.†	1,615	486,470
eBay, Inc.†	16,195	837,120

		1,323,590

E-Commerce/Services — 0.3%
Expedia, Inc.	6,111	288,011
priceline.com, Inc.†	400	350,268

		638,279

Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,976	244,007

Electric-Generation — 0.1%
AES Corp.	18,700	232,628

Electric-Integrated — 0.9%
American Electric Power Co., Inc.	18,050	836,617
Edison International	4,349	216,798
NextEra Energy, Inc.	3,638	315,087
Pinnacle West Capital Corp.	3,700	217,930
Xcel Energy, Inc.	2,846	85,238

		1,671,670

Electronic Components-Semiconductors — 1.5%
Altera Corp.	3,909	139,004
Avago Technologies, Ltd.	36,930	1,354,592
Broadcom Corp., Class A	13,500	372,195
Freescale Semiconductor, Ltd.†	8,637	135,601
ON Semiconductor Corp.†	20,367	167,824
Rovi Corp.†	8,500	191,505
Xilinx, Inc.	11,300	527,597

		2,888,318

Security Description	Shares	Value (Note 2)

Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,944	$186,472

Engineering/R&D Services — 0.6%
AECOM Technology Corp.†	8,000	271,200
EMCOR Group, Inc.	4,100	169,248
Fluor Corp.	11,653	729,012

		1,169,460

Enterprise Software/Service — 0.9%
Oracle Corp.	53,379	1,726,811

Finance-Consumer Loans — 0.1%
Ocwen Financial Corp.†	5,400	257,148

Finance-Credit Card — 1.2%
American Express Co.	1,667	122,975
Discover Financial Services	18,700	925,837
Visa, Inc., Class A	7,735	1,369,172

		2,417,984

Finance-Investment Banker/Broker — 0.1%
TD Ameritrade Holding Corp.	5,551	150,044

Finance-Mortgage Loan/Banker — 0.0%
Nationstar Mortgage Holdings, Inc.†	700	32,396

Finance-Other Services — 0.3%
IntercontinentalExchange, Inc.†	3,069	559,939

Food-Confectionery — 0.1%
J.M. Smucker Co.	2,200	247,544

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	2,500	69,050

Food-Misc./Diversified — 0.9%
Campbell Soup Co.	1,700	79,560
ConAgra Foods, Inc.	6,700	242,607
General Mills, Inc.	10,228	531,856
Ingredion, Inc.	3,000	201,600
Kellogg Co.	2,359	156,260
Mondelez International, Inc., Class A	15,717	491,471

		1,703,354

Funeral Services & Related Items — 0.1%
Service Corp. International	12,400	235,228

Gas-Distribution — 0.2%
NiSource, Inc.	1,931	59,320
UGI Corp.	6,400	268,736

		328,056

Hotel/Motels — 0.1%
Wyndham Worldwide Corp.	4,100	255,430

Independent Power Producers — 0.1%
Calpine Corp.†	10,100	202,101

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	2,857	310,384

Instruments-Controls — 1.2%
Honeywell International, Inc.	25,822	2,142,710
Mettler-Toledo International, Inc.†	587	129,492

		2,272,202

Insurance Brokers — 0.2%
Aon PLC	5,462	368,685

88

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance-Life/Health — 0.3%
CNO Financial Group, Inc.	14,400	$205,632
Lincoln National Corp.	7,600	316,692

		522,324

Insurance-Multi-line — 1.4%
ACE, Ltd.	16,721	1,527,965
Allstate Corp.	16,300	830,974
Hartford Financial Services Group, Inc.	5,863	180,932
MetLife, Inc.	2,446	118,435

		2,658,306

Insurance-Property/Casualty — 0.2%
Travelers Cos., Inc.	4,700	392,685

Insurance-Reinsurance — 0.2%
Everest Re Group, Ltd.	1,800	240,354
RenaissanceRe Holdings, Ltd.	2,500	217,425

		457,779

Internet Content-Information/News — 0.1%
LinkedIn Corp., Class A†	581	118,402

Internet Security — 0.5%
Symantec Corp.	35,500	947,140

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	9,231	821,559
Invesco, Ltd.	8,504	273,744

		1,095,303

Machinery-General Industrial — 0.0%
Roper Industries, Inc.	500	62,980

Medical Information Systems — 0.0%
Cerner Corp.†	1,220	59,780

Medical Instruments — 0.2%
Intuitive Surgical, Inc.†	155	60,140
Medtronic, Inc.	7,200	397,728

		457,868

Medical Products — 0.3%
CareFusion Corp.†	5,600	215,992
Covidien PLC	5,334	328,734

		544,726

Medical-Biomedical/Gene — 2.2%
Alexion Pharmaceuticals, Inc.†	1,367	158,886
Amgen, Inc.	11,100	1,202,019
Biogen Idec, Inc.†	3,999	872,302
Celgene Corp.†	3,197	469,511
Gilead Sciences, Inc.†	8,700	534,615
Vertex Pharmaceuticals, Inc.†	13,396	1,069,001

		4,306,334

Medical-Drugs — 2.9%
Bristol-Myers Squibb Co.	19,336	836,089
Eli Lilly & Co.	1,600	84,976
Johnson & Johnson	25,480	2,382,380
Merck & Co., Inc.	11,018	530,737
Pfizer, Inc.	53,030	1,550,067
Salix Pharmaceuticals, Ltd.†	3,300	243,870

		5,628,119

Security Description	Shares	Value (Note 2)

Medical-HMO — 1.5%
Aetna, Inc.	3,600	$231,012
Centene Corp.†	4,400	244,068
Humana, Inc.	2,217	202,323
UnitedHealth Group, Inc.	16,928	1,233,205
WellPoint, Inc.	11,000	941,160

		2,851,768

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	3,900	227,253
Cardinal Health, Inc.	6,541	327,639

		554,892

Metal-Aluminum — 0.0%
Alcoa, Inc.	10,245	81,448

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	5,960	168,549

Multilevel Direct Selling — 0.2%
Nu Skin Enterprises, Inc., Class A	3,700	309,468

Multimedia — 1.3%
Time Warner, Inc.	28,638	1,783,002
Viacom, Inc., Class B	9,600	698,592

		2,481,594

Networking Products — 1.0%
Cisco Systems, Inc.	77,700	1,985,235

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	13,500	222,885

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	3,800	169,974

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.	3,200	215,808
Ensco PLC, Class A	3,573	204,876

		420,684

Oil Companies-Exploration & Production — 1.7%
Anadarko Petroleum Corp.	11,990	1,061,355
Apache Corp.	4,039	324,130
ConocoPhillips	18,547	1,202,958
EOG Resources, Inc.	2,160	314,258
Occidental Petroleum Corp.	5,989	533,321

		3,436,022

Oil Companies-Integrated — 2.2%
Chevron Corp.	18,720	2,356,661
Exxon Mobil Corp.	15,235	1,428,281
Phillips 66	9,271	570,167

		4,355,109

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	3,465	205,475

Oil Refining & Marketing — 0.3%
Cheniere Energy, Inc.†	2,652	75,768
Marathon Petroleum Corp.	2,312	169,539
Tesoro Corp.	4,200	238,770
Western Refining, Inc.	5,200	156,676

		640,753

Oil-Field Services — 1.0%
Schlumberger, Ltd.	24,473	1,990,389

Paper & Related Products — 0.1%
International Paper Co.	3,800	183,578

89

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Pharmacy Services — 0.3%
Express Scripts Holding Co.†	5,400	$353,970
Omnicare, Inc.	5,300	279,787

		633,757

Pipelines — 0.2%
Williams Cos., Inc.	8,832	301,789

Private Equity — 0.1%
American Capital, Ltd.†	7,200	98,352

Real Estate Investment Trusts — 0.8%
American Tower Corp.	5,400	382,266
Extra Space Storage, Inc.	5,400	227,070
Geo Group, Inc.	5,600	194,432
HCP, Inc.	2,600	114,062
Hospitality Properties Trust	2,700	76,923
RLJ Lodging Trust	9,600	232,512
Simon Property Group, Inc.	1,081	173,025
Ventas, Inc.	3,800	249,812

		1,650,102

Retail-Apparel/Shoe — 0.3%
Gap, Inc.	6,400	293,760
Lululemon Athletica, Inc.†	2,320	161,402
Ross Stores, Inc.	2,635	177,784

		632,946

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	547	245,373

Retail-Building Products — 1.0%
Home Depot, Inc.	20,715	1,637,107
Lowe’s Cos., Inc.	9,047	403,315

		2,040,422

Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	1,900	93,214

Retail-Discount — 0.2%
Target Corp.	5,196	370,215

Retail-Drug Store — 1.2%
CVS Caremark Corp.	23,974	1,474,161
Walgreen Co.	15,700	788,925

		2,263,086

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	7,308	380,308

Retail-Regional Department Stores — 0.6%
Dillard’s, Inc., Class A	2,700	227,961
Macy’s, Inc.	18,300	884,622

		1,112,583

Retail-Restaurants — 0.6%
Brinker International, Inc.	6,000	240,900
McDonald’s Corp.	4,946	485,104
Yum! Brands, Inc.	6,500	473,980

		1,199,984

Semiconductor Components-Integrated Circuits — 0.4%
QUALCOMM, Inc.	10,937	705,983

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	34,068	555,649
ASML Holding NV	671	60,323
KLA-Tencor Corp.	2,380	139,540
Lam Research Corp.†	25,815	1,270,614

		2,026,126

Security Description	Shares/ Principal Amount	Value (Note 2)

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,500	$155,450

Telecom Services — 0.1%
Amdocs, Ltd.	5,700	219,279

Telephone-Integrated — 1.0%
AT&T, Inc.	18,100	638,387
CenturyLink, Inc.	4,834	173,299
Verizon Communications, Inc.	22,208	1,098,852

		1,910,538

Television — 0.1%
CBS Corp., Class B	4,543	240,052

Therapeutics — 0.0%
Onyx Pharmaceuticals, Inc.†	641	84,163

Tobacco — 0.6%
Altria Group, Inc.	6,900	241,914
Lorillard, Inc.	4,000	170,120
Philip Morris International, Inc.	8,358	745,366

		1,157,400

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	1,600	135,392

Transport-Rail — 0.7%
CSX Corp.	24,714	613,154
Norfolk Southern Corp.	6,715	491,269
Union Pacific Corp.	1,362	216,000

		1,320,423

Transport-Services — 0.0%
United Parcel Service, Inc., Class B	400	34,720

Web Portals/ISP — 1.3%
AOL, Inc.	5,300	195,252
Google, Inc., Class A†	1,854	1,645,610
Yahoo!, Inc.†	25,500	716,295

		2,557,157

Total Common Stock (cost $93,588,839)		115,895,550

ASSET BACKED SECURITIES — 8.1%
Diversified Financial Services — 8.1%
American Home Mtg. Assets LLC FRS Series 2006-2, Class 1A1 1.12% due 09/25/2046(1)	$75,855	51,391
Banc of America Alternative Loan Trust Series 2004-5, Class 4A1 5.00% due 06/25/2019(1)	20,028	20,103
Banc of America Commercial Mtg. Trust Series 2006-4, Class AM 5.68% due 07/10/2046(1)	60,000	66,676
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.73% due 05/10/2045(2)	270,000	296,924
Banc of America Merril Lynch Commercial Mtg., Inc., VRS Series 2006-2, Class AJ 5.76% due 05/10/2045(2)	190,000	202,902
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-4, Class A5B 5.00% due 07/10/2045(2)	145,000	154,463

90

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Banc of America Mtg. Securities, Inc. Series 2005-RP3, Class 1A2 2.77% due 07/25/2033(1)	$125,964	$123,531
Banc of America Mtg. Trust Series 2004-5, Class 3A2 4.75% due 06/25/2019(1)	21,251	21,766
Banc of America Re-Remic Trust Series 2012-PARK, Class A 2.96% due 12/10/2030*(2)	100,000	94,209
Bear Stearns Commercial Mtg. Securities Series 2006-PW14, Class A4 5.20% due 12/11/2038(2)	150,000	165,761
Bear Stearns Commercial Mtg. Securities Series 2006-PW14, Class AM 5.24% due 12/11/2038(2)	55,000	60,389
Bear Stearns Commercial Mtg. Securities VRS Series 2006-PW13, Class AM 5.58% due 09/11/2041(2)	155,000	170,290
Bear Stearns Commercial Mtg. Securities VRS Series 2007-PW16, Class AM 5.71% due 06/11/2040(2)	125,000	140,831
Bear Stearns Commercial Mtg. Securities VRS Series 2006-PW12, Class A4 5.71% due 09/11/2038(2)	145,000	159,812
CD Commercial Mtg. Trust VRS Series 2007-CD5, Class AJ 6.12% due 11/15/2044(1)	100,000	106,508
Citigroup Mtg. Loan Trust Series 2007-12 Class 2A1 6.50% due 10/25/2036*(2)	239,840	184,841
Citigroup Mtg. Loan Trust FRS Series2007-WFH2, Class A2 0.34% due 03/25/2037	35,018	34,953
Citigroup Mtg. Loan Trust FRS Series 2006-HE1, Class M1 0.52% due 01/25/2036	250,000	241,241
Citigroup Mtg. Loan Trust FRS Series 2003-HE3, Class A 0.57% due 12/25/2033	130,335	122,420
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class AM 5.35% due 01/15/2046(2)	145,000	154,986
Citigroup/Deutsche Bank Mtg. Trust VRS Series 2007-CD5, Class AM 6.12% due 11/15/2044(2)	95,000	107,734
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(1)	225,235	187,926
Commercial Mtg. Pass Through Certs. Series 2012-CR3, Class A3 2.82% due 11/15/2045(2)	185,000	173,368
Commercial Mtg. Pass Through Certs. VRS Series 2013-CR9, Class A4 4.38% due 07/10/2045(2)	360,000	374,233
Commercial Mtg. Trust FRS Series 2011-FL1, Class A 2.50% due 07/17/2028*(2)	29,156	29,288

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(1)	$456,258	$367,698
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.39% due 07/20/2046(1)	447,262	241,251
Countrywide Asset-Backed Certs. FRS Series 2005-5, Class M2 0.68% due 10/25/2035	240,000	234,044
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(1)	85,973	84,045
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR8, Class 2A1 2.63% due 09/25/2034(1)	65,078	64,923
Credit Suisse Mtg. Capital Pass Through Certs. VRS Series 2006-C1, Class A4 5.39% due 02/15/2039(2)	130,000	141,757
DBUBS Mtg. Trust Series 2011-LC3A, Class A2 3.64% due 08/10/2044(2)	150,000	158,862
First Franklin Mtg. Loan Trust FRS Series 2005-FF8, Class A2D 0.57% due 09/25/2035	89,953	88,805
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.05% due 06/25/2034	400,000	343,459
Ford Credit Floorplan Master Owner Trust Series 2012-4, Class A1 0.74% due 09/15/2016	845,000	846,628
Greenwich Capital Commercial Funding Corp. VRS Series 2005-GG3, Class A4 4.80% due 08/10/2042(2)	105,000	109,263
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(2)	1,000,000	1,087,992
GS Mtg. Securities Corp. II Series 2006-GG8, Class A4 5.56% due 11/10/2039(2)	385,000	426,100
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/2039(2)	140,000	152,770
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.35% due 04/25/2036	388,254	285,329
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class ASB 4.66% due 07/15/2042(2)	81,131	83,034
LB-UBS Commercial Mtg. Trust Series 2005-C3, Class A5 4.74% due 07/15/2030(2)	110,000	115,449
LB-UBS Commercial Mtg. Trust VRS Series 2003-C8, Class A4 5.12% due 11/15/2032(2)	113,534	113,766
Lehman Brothers Floating Rate Commercial Mtg. Trust FRS Series 2006-LLFA, Class A2 0.31% due 09/15/2021*(2)	46,978	46,959

91

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(1)	$45,281	$43,530
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(2)	120,000	128,249
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class AM 5.11% due 07/12/2038(2)	25,000	26,750
Merrill Lynch Mtg. Trust VRS Series 2005-CK11, Class A6 5.28% due 11/12/2037(2)	1,008,694	1,080,385
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.68% due 05/12/2039(2)	180,000	198,213
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Pass Through Certificate, Series 2006-4, Class AM 5.20% due 12/12/2049(2)	175,000	190,012
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4 2.86% due 11/15/2045(2)	140,000	131,369
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(2)	55,000	51,539
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(2)	175,000	166,864
Morgan Stanley Capital I Trust VRS Series 2006-T21, Class A4 5.16% due 10/12/2052(2)	150,000	161,869
Morgan Stanley Capital I Trust Series 2006-HQ10, Class A4 5.33% due 11/12/2041(2)	160,000	176,275
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(2)	265,000	292,372
Morgan Stanley Capital I Trust Series 2006-HQ10, Class AM 5.36% due 11/12/2041(2)	145,000	158,251
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class A4 5.42% due 03/12/2044(2)	170,000	182,695
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class AM 5.47% due 03/12/2044(2)	105,000	114,375
Morgan Stanley Capital I Trust VRS Series 2007-IQ16, Class AM 6.09% due 12/12/2049(2)	300,000	338,690
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4A 5.80% due 08/12/2045*(2)	685,000	766,465
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 0.76% due 11/25/2034	160,078	154,340
Park Place Securities, Inc. Pass Through Certs. Series 2005-WHQ1, Class M2 0.69% due 03/25/2035	166,595	165,698
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.56% due 08/25/2035	298,547	273,831

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Residential Asset Mtg. Products Trust FRS Series 2005-RS4, Class M1 0.62% due 04/25/2035	$145,000	$141,483
Wachovia Bank Commercial Mtg. Trust Series 2005-C18, Class A4 4.94% due 04/15/2042(2)	80,000	84,305
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class AJ2 5.02% due 04/15/2042(2)	225,000	236,676
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C17, Class A4 5.08% due 03/15/2042(2)	115,000	120,897
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.24% due 10/15/2044(2)	77,950	83,591
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(2)	238,024	255,896
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A5 5.73% due 05/15/2043(2)	195,000	216,665
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A4 5.73% due 05/15/2043(2)	175,000	191,876
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C27, Class AM 5.80% due 07/15/2045(2)	105,000	115,236
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(2)	190,000	209,253
Washington Mutual Mtg. Pass Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(1)	142,523	100,408
Wells Fargo Home Equity Trust VRS Series 2004-2, Class AI6 5.00% due 10/25/2034	59,525	60,800
Wells Fargo Mtg. Backed Securities Trust Series 2005-AR8, Class 1A1 2.64% due 06/25/2035(1)	360,848	358,303
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(1)	23,878	24,624
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(1)	200,760	192,655
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(2)	110,000	102,877
WF-RBS Commercial Mtg. Trust Series 2013-C12, Class AS 3.56% due 03/15/2048(2)	135,000	129,133

Total Asset Backed Securities (cost $16,408,557)		15,865,130

92

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 8.1%
Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC FRS Company Guar. Notes 1.05% due 04/10/2014*	$365,000	$366,292
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	20,000	18,135

		384,427

Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	25,000	28,313

Banks-Commercial — 0.2%
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	230,000	235,544
Wachovia Bank NA FRS Sub. Notes 0.65% due 11/03/2014	195,000	195,290

		430,834

Banks-Super Regional — 0.3%
Capital One Financial Corp. Senior Notes 4.75% due 07/15/2021	25,000	26,627
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	50,000	47,865
Wells Fargo & Co. Senior Notes 3.68% due 06/15/2016(3)	395,000	422,479

		496,971

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.63% due 01/17/2023	15,000	14,156
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	120,000	138,536
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	200,000	205,061

		357,753

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	165,000	172,425

Cable/Satellite TV — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	145,000	156,238
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	47,394
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	65,000	75,652
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	155,000	139,910

Security Description	Principal Amount	Value (Note 2)

Cable/Satellite TV (continued)
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	$155,000	$176,312
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	30,000	23,147

		618,653

Cellular Telecom — 0.0%
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	60,000	71,100

Chemicals-Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	85,000	84,150

Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	150,000	147,000

Computers — 0.0%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	80,000	69,566

Consumer Products-Misc. — 0.2%
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/2018	65,000	67,275
Jarden Corp. Company Guar. Notes 7.50% due 01/15/2020	125,000	134,219
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	145,000	147,537
Spectrum Brands, Inc. Senior Sec. Notes 9.50% due 06/15/2018	40,000	44,100

		393,131

Data Processing/Management — 0.1%
First Data Corp. Senior Sec. Notes 8.88% due 08/15/2020*	130,000	142,350

Distribution/Wholesale — 0.1%
HD Supply, Inc. Senior Sec. Notes 8.13% due 04/15/2019	125,000	140,000

Diversified Banking Institutions — 1.1%
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	85,000	80,020
Bank of America Corp. Senior Notes 3.63% due 03/17/2016	135,000	141,850
Bank of America Corp. Senior Notes 3.75% due 07/12/2016	15,000	15,857
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	300,000	317,422
Bank of America Corp. Senior Notes 4.50% due 04/01/2015	60,000	63,054

93

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 5.88% due 02/07/2042	$60,000	$67,389
Citigroup, Inc. FRS Sub. Notes 0.54% due 06/09/2016	165,000	160,058
Citigroup, Inc. Senior Notes 3.38% due 03/01/2023	100,000	95,426
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	80,000	77,747
Citigroup, Inc. Senior Notes 5.88% due 05/29/2037	45,000	49,347
Citigroup, Inc. Senior Notes 5.88% due 01/30/2042	40,000	44,663
Citigroup, Inc. Senior Notes 6.38% due 08/12/2014	65,000	68,529
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	210,000	207,485
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/2015	115,000	118,915
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	130,000	124,472
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	35,000	39,812
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	50,000	52,609
Morgan Stanley Senior Notes 3.75% due 02/25/2023	180,000	173,081
Morgan Stanley Notes 5.45% due 01/09/2017	120,000	131,469
Morgan Stanley Senior Notes 6.38% due 07/24/2042	25,000	28,772

		2,057,977

Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 1.63% due 04/02/2018	80,000	78,422
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	150,000	152,195
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	140,000	153,503

		384,120

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 4.13% due 10/09/2042	70,000	65,272

Security Description	Principal Amount	Value (Note 2)

Diversified Manufacturing Operations (continued)
General Electric Co. Senior Notes 5.25% due 12/06/2017	$40,000	$45,603

		110,875

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	50,000	43,983

Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 06/01/2020	150,000	173,625

Electric-Integrated — 0.6%
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	115,000	109,732
Carolina Power & Light Co. 1st Mtg. Notes 4.10% due 03/15/2043	85,000	79,400
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	199,486
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	215,000	207,673
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/2021	65,000	67,847
Georgia Power Co. Senior Notes 4.30% due 03/15/2043	110,000	102,420
Nisource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	45,000	41,711
NiSource Finance Corp. Bonds 5.80% due 02/01/2042	25,000	26,567
PacifiCorp 1st. Mtg. Notes 2.95% due 02/01/2022	110,000	108,831
PPL Capital Funding, Inc. Company Guar. Notes 4.70% due 06/01/2043	35,000	32,386
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	105,491

		1,081,544

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	175,000	162,737

Finance-Auto Loans — 0.3%
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	200,000	203,557
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	400,000	405,804

		609,361

94

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 7.30% due 08/20/2013	$275,000	$275,783

Food-Misc./Diversified — 0.1%
Hawk Acquisition Sub, Inc. Senior Sec. Notes 4.25% due 10/15/2020*	135,000	129,600
Kraft Foods Group, Inc. Senior Notes 1.63% due 06/04/2015	85,000	86,413

		216,013

Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 7.00% due 05/15/2019	65,000	69,956

Gas-Distribution — 0.1%
Sempra Energy Senior Notes 2.88% due 10/01/2022	130,000	121,411

Gold Mining — 0.0%
Barrick North America Finance LLC Company Guar. Notes 5.70% due 05/30/2041	40,000	33,095

Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	68,000	73,780

Insurance-Life/Health — 0.2%
Prudential Financial, Inc. Notes 7.38% due 06/15/2019	190,000	235,618
Tenet Healthcare Corp. Senior Notes 4.75% due 06/01/2020	140,000	134,400

		370,018

Insurance-Multi-line — 0.2%
ING US, Inc.* Company Guar. Notes 2.90% due 02/15/2018	145,000	144,625
ING US, Inc. Senior Notes 5.70% due 07/15/2043*	40,000	39,973
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	40,563
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	110,109

		335,270

Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 3.00% due 05/15/2022	40,000	39,051
Berkshire Hathaway, Inc. Senior Notes 4.50% due 02/11/2043	55,000	52,536
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	20,000	17,803

		109,390

Security Description	Principal Amount	Value (Note 2)

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 3.80% due 08/15/2042	$25,000	$21,880

Machinery-Farming — 0.0%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017	70,000	82,075

Medical Products — 0.1%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	125,000	131,250

Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 4.20% due 03/18/2043	80,000	75,655
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022*	145,000	154,062

		229,717

Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	200,000	229,379

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 2.75% due 11/15/2022	190,000	176,024
Humana, Inc. Senior Notes 4.63% due 12/01/2042	60,000	54,542
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	45,000	39,700

		270,266

Medical-Hospitals — 0.1%
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	145,000	163,488

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	30,000	27,527

Multimedia — 0.1%
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021	155,000	167,895
News America, Inc. Company Guar. Notes 6.40% due 12/15/2035	30,000	34,014

		201,909

Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	100,000	116,574
Apache Corp. Senior Notes 4.25% due 01/15/2044	30,000	26,823

95

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/2020	$105,000	$115,500
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	65,000	69,550
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	200,000	202,000
Petrohawk Energy Corp. Company Guar. Notes 7.88% due 06/01/2015	35,000	35,612

		566,059

Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	65,000	73,846

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 4.75% due 11/15/2021	190,000	203,917

Pipelines — 0.4%
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	150,000	140,365
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	140,000	153,798
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	30,000	29,137
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	110,000	119,081
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 03/01/2043	180,000	169,801
ONEOK Partners LP Company Guar. Notes 3.25% due 02/01/2016	70,000	73,077
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	85,000	97,300

		782,559

Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.50% due 01/31/2023	75,000	68,265
Boston Properties LP Senior Notes 3.13% due 09/01/2023	55,000	51,071
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	90,000	95,850
HCP, Inc. Senior Notes 5.38% due 02/01/2021	185,000	203,380

Security Description	Principal Amount	Value (Note 2)

Real Estate Investment Trusts (continued)
Liberty Property LP Senior Notes 3.38% due 06/15/2023	$45,000	$41,704
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.25% due 03/01/2022	190,000	192,754

		653,024

Rental Auto/Equipment — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 8.25% due 01/15/2019	75,000	81,937
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	100,000	105,500
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	175,000	195,125

		382,562

Retail-Apparel/Shoe — 0.1%
L Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	120,000	132,000

Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 4.00% due 04/11/2043	95,000	87,624

Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 5.75% due 05/15/2041	20,000	22,881
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	74,282	89,902

		112,783

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	120,000	131,400

Retail-Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.30% due 02/15/2043	45,000	39,382
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/2042	28,000	27,917

		67,299

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co. Company Guar. Notes 8.25% due 08/15/2020	45,000	50,175

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	275,000	239,614
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	205,000	216,275

96

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 2.45% due 11/01/2022	$60,000	$54,204
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	75,000	61,569
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	100,000	106,500
Windstream Corp. Company Guar. Notes 8.13% due 09/01/2018	90,000	95,850

		774,012

Television — 0.1%
Sinclair Television Group, Inc. Company Guar. Notes 5.38% due 04/01/2021	125,000	122,188

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	180,000	166,101
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	50,000	42,694
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	34,601
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	45,000	40,522

		283,918

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	70,000	67,340
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	114,295

		181,635

Travel Services — 0.1%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	125,000	135,625

Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	85,000	84,575

Total U.S. Corporate Bonds & Notes (cost $15,924,484)		15,948,303

FOREIGN CORPORATE BONDS & NOTES — 2.5%
Banks-Commercial — 1.0%
Caixa Economica Federal Senior Notes 2.38% due 11/06/2017*	150,000	140,250
DNB Bank ASA Senior Notes 3.20% due 04/03/2017*	290,000	302,070
HSBC Bank PLC Senior Notes 3.10% due 05/24/2016*	275,000	288,872

Security Description	Principal Amount	Value (Note 2)

Banks-Commercial (continued)
Nordea Bank AB Senior Notes 1.63% due 05/15/2018	$340,000	$330,402
Skandinaviska Enskilda Banken AB Senior Notes 1.75% due 03/19/2018*	200,000	195,707
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/2014*	235,000	243,622
Swedbank AB Senior Notes 1.75% due 03/12/2018*	200,000	195,266
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	198,790

		1,894,979

Cellular Telecom — 0.2%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/2016	200,000	205,293
America Movil Sab de CV Company Guar. Notes 5.00% due 03/30/2020	100,000	108,131

		313,424

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	140,000	159,950

Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	130,000	137,150
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.25% due 10/25/2022*	70,000	64,001
Xstrata Finance Canada, Ltd. Company Guar. Notes 5.55% due 10/25/2042*	25,000	21,374

		222,525

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 3.63% due 01/12/2023*	200,000	185,000

Electric-Integrated — 0.1%
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/2021*	105,000	113,843

Finance-Investment Banker/Broker — 0.1%
Banco BTG Pactual SA Senior Notes 4.00% due 01/16/2020*	200,000	171,000

Gold Mining — 0.0%
Barrick Gold Corp. Senior Notes 5.25% due 04/01/2042	70,000	55,038

Medical-Drugs — 0.1%
GlaxoSmithKline Capital PLC Company Guar. Notes 2.85% due 05/08/2022	5,000	4,855

97

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Teva Pharmaceutical Finance Co., BV Company Guar. Notes 2.40% due 11/10/2016	$125,000	$129,194
Teva Pharmaceutical Finance Co., BV Company Guar. Notes 2.95% due 12/18/2022	125,000	117,504

		251,553

Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	35,000	33,416

Oil Companies-Exploration & Production — 0.1%
Pertamina Persero PT Senior Notes 5.63% due 05/20/2043*	200,000	164,000

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	300,000	293,527
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	155,000	148,193
Petrobras International Finance Co. Company Guar. Notes 5.75% due 01/20/2020	85,000	87,801
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/2041	160,000	168,320
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	65,000	60,899
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	85,000	99,910
Suncor Energy, Inc. Senior Notes 6.50% due 06/15/2038	23,000	27,162

		885,812

Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	90,000	97,425

Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	150,000	160,500

Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 2.25% due 03/06/2017*	235,000	237,908
France Telecom SA Senior Notes 5.38% due 01/13/2042	52,000	52,684

		290,592

Total Foreign Corporate Bonds & Notes (cost $5,147,062)		4,999,057

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES — 0.4%
Sovereign — 0.4%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	$200,000	$200,966
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042*	200,000	170,000
Republic of Costa Rica Senior Notes 4.25% due 01/26/2023*	200,000	189,000
State of Qatar Senior Notes 5.75% due 01/20/2042*	200,000	213,000

Total Foreign Government Agencies (cost $858,257)		772,966

U.S. GOVERNMENT AGENCIES — 10.7%
Federal Home Loan Mtg. Corp. — 2.0%
1.38% due 05/01/2020	1,065,000	1,005,763
2.50% due 12/01/2027	51,323	51,305
3.50% due 05/01/2042	148,146	149,235
3.50% due 08/01/2042	171,701	172,837
3.50% due August 30 TBA	350,000	351,914
4.00% due August 30 TBA	480,000	497,925
4.50% due August 30 TBA	810,000	853,917
5.00% due 03/01/2019	21,396	22,690
5.00% due August 30 TBA	390,000	418,046
5.50% due 07/01/2034	81,470	88,507
5.33% due 06/01/2037	6,862	7,361
5.42% due 07/01/2037	26,211	27,987
5.50% due 06/01/2037	102,113	108,091
5.57% due 06/01/2037	15,054	16,129
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00% due 05/15/2027(1)(4)	97,730	12,843
Series 4097, Class CI 3.00% due 08/15/2027(1)(4)	306,035	38,620
Series 4146, Class AI 3.00% due 12/15/2027(1)(4)	158,721	20,117
Series 3896, Class PA 4.00% due 03/15/2040(1)	108,835	112,535

		3,955,822

Federal National Mtg. Assoc. — 6.1%
2.50% due 12/01/2099	1,660,000	1,658,703
3.00% due 05/01/2027	71,305	73,446
3.00% due 06/01/2027	78,822	81,200
3.00% due August 30 TBA	3,030,000	2,949,259
3.50% due 03/01/2042	46,142	46,676
3.50% due 08/01/2042	136,106	137,361
3.50% due 09/01/2042	87,649	88,566
3.50% due 10/01/2042	48,108	48,547
3.50% due 12/01/2042	185,463	187,204
3.50% due 06/01/2043	547,723	553,597
3.50% due August 30 TBA	290,000	292,356
3.50% due August 15 TBA	650,000	681,561
4.00% due 12/01/2041	456,061	474,611
4.00% due 03/01/2042	398,326	414,171
4.00% due 12/01/2042	288,964	305,387
4.00% due 04/01/2043	69,199	72,012
4.00% due August 30 TBA	200,000	207,844
4.50% due 09/01/2041	438,001	464,617
4.50% due August 30 TBA	970,000	1,027,745

98

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due August 15 TBA	$310,000	$329,859
5.00% due 03/01/2018	32,929	35,102
5.00% due 04/01/2018	10,631	11,316
5.00% due 07/01/2018	33,564	35,689
5.00% due 08/01/2018	18,607	19,787
5.00% due 06/01/2019	29,039	30,970
5.00% due 09/01/2041	392,392	428,977
5.00% due August 30 TBA	370,000	397,756
5.50% due 10/01/2017	63,137	66,859
5.50% due 11/01/2017	20,858	22,081
5.50% due 04/01/2037	315,710	345,978
6.00% due 08/01/2017	35,895	37,909
6.00% due 05/01/2038	119,155	130,252
6.50% due 10/01/2039	97,567	108,454
Federal National Mtg. Assoc. REMIC
Series 2012-128, Class KI 3.00% due 11/25/2027(1)(4)	535,150	68,355
Series 2012-150, Class BI 3.00% due 01/25/2028(1)(4)	312,509	40,416
Series 2012-145, Class EI 3.00% due 01/25/2028(1)(4)	271,924	35,177
Series 2012-144, Class EI 3.00% due 01/25/2028(1)(4)	131,716	16,956
Series 2013-10, Class YI 3.00% due 02/25/2028(1)(4)	255,663	32,072
Series 2013-9, Class IO 3.00% due 02/25/2028(1)(4)	114,295	15,308
Series 2013-15, Class QI 3.00% due 03/25/2028(1)(4)	105,402	15,291
Series 2010-116, Class BI 5.00% due 08/25/2020(1)(4)	250,328	19,018

		12,008,445

Government National Mtg. Assoc. — 2.4%
3.00% due August 30 TBA	500,000	489,297
3.50% due August 30 TBA	1,190,000	1,211,569
4.00% due 10/20/2040	81,105	85,071
4.00% due 11/20/2040	183,933	192,757
4.00% due August 30 TBA	500,000	521,797
4.50% due 05/15/2039	106,022	113,931
4.50% due 07/15/2040	83,106	88,791
4.50% due 07/20/2040	57,812	61,790
4.50% due 10/20/2040	318,772	340,739
5.00% due 10/20/2039	261,928	284,752
5.50% due 01/15/2034	275,093	307,459
7.50% due 01/15/2032	63,692	77,470
Government National Mtg. Assoc. REMIC
Series 2010-68, Class WA 3.00% due 12/16/2039(1)	160,689	166,772
Series 2010-116, Class HB 4.00% due 09/20/2040(1)	360,000	370,171
Series 2011-52, Class LV 4.00% due 07/20/2034(1)	190,000	200,489
Series 2009-103, Class PD 4.50% due 03/20/2038(1)	80,000	86,973
Series 2010-73, Class CA 4.50% due 08/20/2035(1)	132,217	140,868

		4,740,696

Tennessee Valley Authority — 0.2%
4.65% due 06/15/2035	248,000	258,600

Total U.S. Government Agencies (cost $21,099,160)		20,963,563

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 6.9%
United States Treasury Bonds — 1.4%
0.75% due 02/15/2042 TIPS(5)	$123,702	$107,418
2.88% due 05/15/2043	845,000	727,228
3.13% due 02/15/2043	1,235,000	1,121,534
4.50% due 05/15/2038	357,000	416,128
5.38% due 02/15/2031	284,000	363,077

		2,735,385

United States Treasury Notes — 5.5%
0.38% due 06/30/2015	5,335,000	5,342,709
0.38% due 07/15/2023 TIPS(5)	740,681	738,424
0.50% due 06/15/2016	1,710,000	1,706,660
0.63% due 07/15/2016	350,000	350,301
0.75% due 12/31/2017	368,000	360,841
0.75% due 02/28/2018	60,000	58,650
0.88% due 01/31/2018	95,000	93,486
1.00% due 05/31/2018	105,000	103,327
1.25% due 07/31/2018	150,000	149,883
1.38% due 06/30/2018	575,000	575,135
1.75% due 05/15/2023	40,000	37,100
1.88% due 06/30/2020	1,250,000	1,240,332

		10,756,848

Total U.S. Government Treasuries (cost $13,603,506)		13,492,233

MUNICIPAL BONDS & NOTES — 0.7%
City & County of Honolulu Hawaii Revenue Bonds 5.00% due 11/01/2033	30,000	31,868
City of Los Angeles CA Wastewater System Revenue Bonds 5.00% due 06/01/2030	20,000	21,229
Grand Parkway Transportation Corp. Revenue Bonds 5.00% due 04/01/2053	65,000	62,822
Massachusetts School Building Authority Revenue Bonds 5.00% due 08/15/2030	35,000	37,520
New Jersey State Turnpike Authority Revenue Bonds 5.00% due 01/01/2043	125,000	127,151
New Jersey State Turnpike Authority Revenue Bonds 7.10% due 01/01/2041	110,000	140,080
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	110,000	144,866
New Jersey Transportation Trust Fund Authority Revenue Bonds 5.00% due 06/15/2042	90,000	91,022
New York City Transitional Finance Authority Revenue Bonds 5.00% due 05/01/2038	45,000	46,899
New York State Dormitory Authority Revenue Bonds 5.00% due 02/15/2030	120,000	128,641
Ohio State Turnpike Commission Revenue Bonds 5.00% due 02/15/2048	45,000	44,595

99

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

MUNICIPAL BONDS & NOTES (continued)
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	$120,000	$107,129
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	154,129
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	90,000	83,183
University of California Revenue Bonds 5.00% due 05/15/2039	40,000	41,373
Utah Transit Authority Revenue Bonds 5.00% due 06/15/2042	135,000	136,436

Total Municipal Bonds & Notes (cost $1,403,116)		1,398,943

Total Long-Term Investment Securities (cost $168,032,981)		189,335,745

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.07% due 11/14/2013(6) (cost $79,979)	80,000	79,979

REPURCHASE AGREEMENT — 9.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01% dated 07/31/2013 to be repurchased 08/01/2013 in the amount of $19,554,005 and collateralized by $21,930,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $19,945,554 (cost $19,554,000)	19,554,000	19,554,000

TOTAL INVESTMENTS (cost $187,666,960) (7)	106.2%	208,969,724
Liabilities in excess of other assets	(6.2)	(12,259,298)

NET ASSETS	100.0%	$196,710,426

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2013, the aggregate value of these securities was $6,758,158 representing 3.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Interest Only
(5)	Principal amount of security is adjusted for inflation.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	See Note 3 for cost of investments on a tax basis.
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2013	Unrealized Appreciation / (Depreciation)
33	Long	S&P 500 E-Mini Index	September 2013	$2,698,616	$2,772,825	$74,209
5	Long	U.S. Treasury Long Bonds	September 2013	684,573	670,312	(14,261)
37	Long	U.S. Treasury 5 Year Notes	September 2013	4,532,576	4,490,586	(41,990)
10	Short	U.S. Treasury 10 Year Notes	September 2013	1,265,589	1,264,375	1,214
3	Short	U.S. Treasury Ultra Bonds	September 2013	458,291	432,750	25,541

						$44,713

100

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$115,895,550	$—	$—	$115,895,550
Asset Backed Securities:
Diversified Financial Services	—	15,865,130	—	15,865,130
U.S. Corporate Bonds & Notes	—	15,948,303		15,948,303
Foreign Corporate Bonds & Notes	—	4,999,057	—	4,999,057
Foreign Government Agencies	—	772,966	—	772,966
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	12,008,445	—	12,008,445
Other U.S. Government Agencies*		8,955,118		8,955,118
U.S. Government Treasuries:
United States Treasury Bonds	—	2,735,385	—	2,735,385
United States Treasury Notes	—	10,756,848	—	10,756,848
Municipal Bonds & Notes	—	1,398,943	—	1,398,943
Short-Term Investment Securities:
U.S. Government Treasuries	—	79,979	—	79,979
Repurchase Agreement	—	19,554,000	—	19,554,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	100,964	—	—	100,964

Total	$115,996,514	$93,074,174	$—	$209,070,688

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$56,251	$—	$—	$56,251

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

101

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

United States Treasury Notes	10.4%
Federal National Mtg. Assoc.	6.5
Medical-Drugs	5.5
Diversified Banking Institutions	4.4
Unknown	4.3
Oil Companies-Integrated	3.9
Federal Home Loan Mtg. Corp.	3.3
United States Treasury Bonds	2.9
Tobacco	2.9
Diversified Financial Services	2.8
Diversified Manufacturing Operations	2.4
Banks-Super Regional	2.3
Government National Mtg. Assoc.	2.2
Electric-Integrated	2.1
Telephone-Integrated	2.0
Oil Companies-Exploration & Production	2.0
Food-Misc./Diversified	1.9
Aerospace/Defense	1.9
Insurance-Multi-line	1.8
Cable/Satellite TV	1.5
Multimedia	1.5
Banks-Commercial	1.4
Auto/Truck Parts & Equipment-Original	1.4
Insurance-Property/Casualty	1.2
Retail-Discount	1.1
Banks-Fiduciary	1.1
Retail-Drug Store	1.0
Computer Services	0.9
Chemicals-Diversified	0.9
Aerospace/Defense-Equipment	0.8
Computers	0.8
Real Estate Investment Trusts	0.8
Instruments-Controls	0.8
Investment Management/Advisor Services	0.7
Sovereign	0.7
Insurance-Life/Health	0.7
Medical Products	0.7
Pipelines	0.6
Beverages-Wine/Spirits	0.6
Medical Instruments	0.6
Web Portals/ISP	0.6
Electronic Components-Semiconductors	0.6
Oil Refining & Marketing	0.6
Food-Retail	0.6
Cellular Telecom	0.5
Instruments-Scientific	0.5
Cosmetics & Toiletries	0.5
Retail-Regional Department Stores	0.5
Enterprise Software/Service	0.5
Auto-Cars/Light Trucks	0.5
Insurance-Reinsurance	0.5
Applications Software	0.5
Finance-Credit Card	0.5
Transport-Services	0.5
Insurance Brokers	0.4
Pharmacy Services	0.4
Industrial Gases	0.4
Commercial Services-Finance	0.4
Advertising Agencies	0.3
Internet Security	0.3
Electronic Security Devices	0.3

Engines-Internal Combustion	0.3%
Beverages-Non-alcoholic	0.3
Tools-Hand Held	0.3
Toys	0.3
Medical Labs & Testing Services	0.3
Oil & Gas Drilling	0.2
Small Business Administration	0.2
Retail-Restaurants	0.2
Metal-Diversified	0.2
Medical-Generic Drugs	0.2
Transport-Rail	0.2
Metal-Iron	0.2
Data Processing/Management	0.2
Office Automation & Equipment	0.2
Independent Power Producers	0.2
Machinery-Construction & Mining	0.2
Finance-Auto Loans	0.2
Brewery	0.2
Investment Companies	0.1
SupraNational Banks	0.1
Banks-Special Purpose	0.1
Multilevel Direct Selling	0.1
Engineering/R&D Services	0.1
Municipal Bonds	0.1
Retail-Office Supplies	0.1
Property Trust	0.1
Computers-Memory Devices	0.1
Rental Auto/Equipment	0.1
Semiconductor Components-Integrated Circuits	0.1
Soap & Cleaning Preparation	0.1
Food-Meat Products	0.1
Casino Hotels	0.1
Retail-Auto Parts	0.1
Medical-Wholesale Drug Distribution	0.1
Medical-HMO	0.1
Airlines	0.1
Retail-Apparel/Shoe	0.1
Banks-Money Center	0.1
Oil-Field Services	0.1
Diversified Minerals	0.1
Electric-Transmission	0.1
Entertainment Software	0.1
Metal Processors & Fabrication	0.1
Metal-Copper	0.1
Electronic Components-Misc.	0.1
Containers-Paper/Plastic	0.1
Food-Confectionery	0.1
Broadcast Services/Program	0.1
Banks-Mortgage	0.1
Sovereign Agency	0.1

102.5%

*	Calculated as a percentage of net assets

102

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 58.7%
Advertising Agencies — 0.3%
Omnicom Group, Inc.	35,133	$2,257,998

Aerospace/Defense — 1.8%
General Dynamics Corp.	8,733	745,274
Lockheed Martin Corp.	71,390	8,575,367
Northrop Grumman Corp.	22,191	2,042,903

		11,363,544

Aerospace/Defense-Equipment — 0.8%
United Technologies Corp.	51,623	5,449,840

Airlines — 0.1%
Copa Holdings SA, Class A	4,767	663,423

Applications Software — 0.5%
Microsoft Corp.	99,810	3,176,952

Auto-Cars/Light Trucks — 0.2%
General Motors Co.†	43,730	1,568,595

Auto/Truck Parts & Equipment-Original — 1.4%
Delphi Automotive PLC	82,000	4,405,040
Johnson Controls, Inc.	67,760	2,724,630
Magna International, Inc.	23,960	1,832,400

		8,962,070

Banks-Commercial — 0.6%
BOC Hong Kong Holdings, Ltd.	145,500	456,822
Mizuho Financial Group, Inc.	593,300	1,230,108
Sumitomo Mitsui Financial Group, Inc.	18,600	852,017
Westpac Banking Corp.	23,790	660,541
Zions Bancorporation	24,677	731,426

		3,930,914

Banks-Fiduciary — 1.1%
Bank of New York Mellon Corp.	129,597	4,075,825
State Street Corp.	42,910	2,989,540

		7,065,365

Banks-Super Regional — 1.9%
Fifth Third Bancorp	21,450	412,483
PNC Financial Services Group, Inc.	21,733	1,652,795
SunTrust Banks, Inc.	16,987	590,978
Wells Fargo & Co.	224,840	9,780,540

		12,436,796

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	22,097	885,648
Coca-Cola Enterprises, Inc.	12,153	456,224
Dr Pepper Snapple Group, Inc.	12,240	572,097

		1,913,969

Beverages-Wine/Spirits — 0.5%
Diageo PLC	106,440	3,325,876

Cable/Satellite TV — 1.4%
Comcast Corp., Special Class A	125,440	5,407,719
Time Warner Cable, Inc.	29,590	3,375,331

		8,783,050

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	5,229	696,137

Cellular Telecom — 0.2%
Vodafone Group PLC	523,458	1,572,714

Security Description	Shares	Value (Note 2)

Chemicals-Diversified — 0.9%
Celanese Corp., Series A	15,623	$750,841
FMC Corp.	10,050	664,908
LyondellBasell Industries NV, Class A	10,280	706,339
PPG Industries, Inc.	23,900	3,834,516

		5,956,604

Commercial Services-Finance — 0.4%
Mastercard, Inc., Class A	867	529,399
McGraw Hill Financial, Inc.	9,740	602,516
Moody’s Corp.	11,167	756,787
Western Union Co.	35,984	646,273

		2,534,975

Computer Services — 0.9%
Accenture PLC, Class A	39,640	2,925,828
International Business Machines Corp.	16,241	3,167,645

		6,093,473

Computers — 0.8%
Apple, Inc.	2,116	957,490
Hewlett-Packard Co.	170,210	4,370,993

		5,328,483

Computers-Memory Devices — 0.1%
Western Digital Corp.	13,270	854,323

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	9,380	504,550

Cosmetics & Toiletries — 0.5%
Procter & Gamble Co.	42,494	3,412,268

Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	2,523	261,458
Fidelity National Information Services, Inc.	4,487	193,659
Fiserv, Inc.†	6,807	655,106

		1,110,223

Diversified Banking Institutions — 3.4%
Bank of America Corp.	118,284	1,726,946
Goldman Sachs Group, Inc.	29,635	4,861,029
HSBC Holdings PLC	56,356	641,101
JPMorgan Chase & Co.	252,260	14,058,450
Morgan Stanley	38,377	1,044,238

		22,331,764

Diversified Manufacturing Operations — 2.3%
3M Co.	39,794	4,673,009
Danaher Corp.	70,784	4,766,595
Eaton Corp. PLC	32,883	2,267,283
Illinois Tool Works, Inc.	17,200	1,239,088
Pentair, Ltd.	11,154	681,286
Siemens AG	8,977	982,991

		14,610,252

Diversified Minerals — 0.1%
Iluka Resources, Ltd.	62,851	622,560

Electric-Integrated — 1.5%
American Electric Power Co., Inc.	34,560	1,601,856
Duke Energy Corp.	8,660	614,860
E.ON SE	54,742	928,896
Fortum Oyj	31,406	620,447
GDF Suez	62,957	1,320,814
PG&E Corp.	28,930	1,327,597

103

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electric-Integrated (continued)
PPL Corp.	66,188	$2,102,793
Public Service Enterprise Group, Inc.	28,390	959,298

		9,476,561

Electronic Components-Misc. — 0.1%
Hoya Corp.	23,500	507,395

Electronic Components-Semiconductors — 0.6%
Intel Corp.	35,307	822,653
Microchip Technology, Inc.	73,750	2,930,825

		3,753,478

Electronic Security Devices — 0.3%
Tyco International, Ltd.	57,527	2,002,515

Engineering/R&D Services — 0.1%
Fluor Corp.	11,543	722,130

Engines-Internal Combustion — 0.3%
Cummins, Inc.	16,298	1,975,155

Enterprise Software/Service — 0.5%
CA, Inc.	15,300	455,022
Oracle Corp.	88,487	2,862,554

		3,317,576

Entertainment Software — 0.1%
Activision Blizzard, Inc.	33,950	610,421

Finance-Credit Card — 0.4%
American Express Co.	9,723	717,266
Visa, Inc., Class A	9,412	1,666,018

		2,383,284

Finance-Other Services — 0.0%
NASDAQ OMX Group, Inc.	8,165	264,546

Food-Confectionery — 0.1%
J.M. Smucker Co.	3,333	375,029

Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	25,740	710,939

Food-Misc./Diversified — 1.8%
Danone SA	27,843	2,200,231
General Mills, Inc.	74,460	3,871,920
Ingredion, Inc.	8,250	554,400
Kellogg Co.	6,793	449,969
Kraft Foods Group, Inc.	4,454	252,007
Mondelez International, Inc., Class A	24,153	755,264
Nestle SA	53,329	3,613,084

		11,696,875

Food-Retail — 0.6%
Kroger Co.	78,720	3,091,334
Safeway, Inc.	21,200	546,748

		3,638,082

Independent Power Producers — 0.2%
NRG Energy, Inc.	37,150	996,363
NRG Yield, Inc.†	940	26,790

		1,023,153

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	23,386	2,540,655

Instruments-Controls — 0.8%
Honeywell International, Inc.	65,800	5,460,084

Security Description	Shares	Value (Note 2)

Instruments-Scientific — 0.5%
Thermo Fisher Scientific, Inc.	38,220	$3,482,224

Insurance Brokers — 0.3%
Aon PLC	31,180	2,104,650

Insurance-Life/Health — 0.7%
Prudential Financial, Inc.	53,970	4,262,011

Insurance-Multi-line — 1.8%
ACE, Ltd.	40,143	3,668,267
Delta Lloyd NV	63,550	1,375,527
MetLife, Inc.	130,720	6,329,462
Zurich Insurance Group AG	1,489	400,789

		11,774,045

Insurance-Property/Casualty — 0.9%
Chubb Corp.	9,710	839,915
Travelers Cos., Inc.	56,880	4,752,324

		5,592,239

Insurance-Reinsurance — 0.5%
Everest Re Group, Ltd.	6,924	924,562
Swiss Re AG	7,440	592,499
Validus Holdings, Ltd.	46,870	1,660,604

		3,177,665

Internet Security — 0.3%
Symantec Corp.	78,570	2,096,248

Investment Management/Advisor Services — 0.7%
BlackRock, Inc.	7,784	2,194,777
Franklin Resources, Inc.	45,513	2,224,675

		4,419,452

Lighting Products & Systems — 0.0%
Osram Licht AG†	1	19

Medical Instruments — 0.6%
Medtronic, Inc.	27,633	1,526,447
St Jude Medical, Inc.	44,580	2,335,546

		3,861,993

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	9,087	529,863

Medical Products — 0.4%
Covidien PLC	38,083	2,347,055

Medical-Drugs — 5.3%
Abbott Laboratories	52,603	1,926,848
AbbVie, Inc.	23,610	1,073,783
Bayer AG	7,021	815,883
Bristol-Myers Squibb Co.	47,630	2,059,521
Eli Lilly & Co.	37,560	1,994,812
Johnson & Johnson	124,520	11,642,620
Merck & Co., Inc.	62,570	3,013,997
Pfizer, Inc.	360,505	10,537,561
Roche Holding AG	2,917	718,651
Valeant Pharmaceuticals International, Inc.†	6,230	583,128
Zoetis, Inc.	3,067	91,427

		34,458,231

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Industries, Ltd. ADR	15,300	607,410

Medical-HMO — 0.0%
Aetna, Inc.	4,770	306,091

104

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	11,533	$672,028

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	2,728	604,852

Metal-Diversified — 0.1%
Rio Tinto PLC	18,780	844,216

Metal-Iron — 0.1%
Vale SA ADR	58,280	799,602

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	11,410	954,332

Multimedia — 1.2%
Time Warner, Inc.	17,583	1,094,718
Twenty-First Century Fox, Inc.	20,497	612,450
Viacom, Inc., Class B	22,593	1,644,093
Walt Disney Co.	63,954	4,134,626

		7,485,887

Office Automation & Equipment — 0.2%
Canon, Inc.	35,500	1,096,798

Oil & Gas Drilling — 0.2%
Noble Corp.	22,467	858,240
Transocean, Ltd.	12,340	581,954

		1,440,194

Oil Companies-Exploration & Production — 1.7%
Anadarko Petroleum Corp.	20,513	1,815,811
Apache Corp.	26,167	2,099,902
Canadian Natural Resources, Ltd.	19,300	598,686
EOG Resources, Inc.	4,437	645,539
EQT Corp.	12,037	1,041,201
Noble Energy, Inc.	32,884	2,054,921
Occidental Petroleum Corp.	33,990	3,026,809

		11,282,869

Oil Companies-Integrated — 3.1%
Chevron Corp.	61,000	7,679,290
Exxon Mobil Corp.	117,186	10,986,187
Royal Dutch Shell PLC, Class A	51,884	1,766,421

		20,431,898

Oil Refining & Marketing — 0.6%
HollyFrontier Corp.	27,120	1,235,316
Marathon Petroleum Corp.	13,030	955,490
Valero Energy Corp.	42,270	1,511,998

		3,702,804

Oil-Field Services — 0.1%
Schlumberger, Ltd.	7,657	622,744

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	26,853	1,760,214

Pipelines — 0.2%
Williams Cos., Inc.	35,780	1,222,603

Real Estate Investment Trusts — 0.4%
American Capital Agency Corp.	12,110	272,838
Annaly Capital Management, Inc.	76,330	909,854
Corio NV	9,632	421,386
Digital Realty Trust, Inc.	10,200	563,958
EPR Properties	10,690	538,562

		2,706,598

Security Description	Shares	Value (Note 2)

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	8,277	$682,770

Retail-Discount — 0.7%
Target Corp.	68,070	4,849,987

Retail-Drug Store — 1.0%
CVS Caremark Corp.	94,368	5,802,688
Walgreen Co.	11,243	564,961

		6,367,649

Retail-Office Supplies — 0.1%
Staples, Inc.	50,614	861,450

Retail-Regional Department Stores — 0.5%
Kohl’s Corp.	27,006	1,430,778
Macy’s, Inc.	40,390	1,952,452

		3,383,230

Retail-Restaurants — 0.2%
McDonald’s Corp.	15,904	1,559,864

Semiconductor Components-Integrated Circuits — 0.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	49,460	839,831

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	10,163	723,395

Telephone-Integrated — 1.9%
AT&T, Inc.	96,574	3,406,165
Bezeq The Israeli Telecommunication Corp., Ltd.	183,170	295,823
CenturyLink, Inc.	45,645	1,636,373
Frontier Communications Corp.	430,060	1,875,062
TDC A/S	118,547	1,037,346
Telecom Italia SpA RSP	664,119	348,191
Telefonica Brasil SA ADR	30,760	660,417
Verizon Communications, Inc.	48,310	2,390,379
Windstream Corp.	109,840	917,164

		12,566,920

Tobacco — 2.7%
Altria Group, Inc.	46,660	1,635,900
Lorillard, Inc.	104,590	4,448,213
Philip Morris International, Inc.	124,686	11,119,497

		17,203,610

Tools-Hand Held — 0.3%
Stanley Black & Decker, Inc.	21,293	1,801,814

Toys — 0.3%
Hasbro, Inc.	28,331	1,303,226
Mattel, Inc.	8,150	342,544

		1,645,770

Transport-Rail — 0.2%
Canadian National Railway Co.	5,517	550,928
Union Pacific Corp.	3,939	624,686

		1,175,614

Transport-Services — 0.5%
United Parcel Service, Inc., Class B	33,517	2,909,276

105

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Web Portals/ISP — 0.5%
Google, Inc., Class A†	1,829	$1,623,420
Yahoo!, Inc.†	55,830	1,568,265

		3,191,685

Total Common Stock (cost $286,193,639)		381,394,296

CONVERTIBLE PREFERRED STOCK — 0.3%
Auto-Cars/Light Trucks — 0.2%
General Motors Co., Series B 4.75%	22,620	1,129,643

Electric-Integrated — 0.1%
PPL Corp. 8.75%	17,260	940,325

Total Convertible Preferred Stock (cost $2,093,693)		2,069,968

PREFERRED STOCK — 0.1%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50%	3,200	205,216

Electric-Integrated — 0.1%
Cia Energetica de Minas Gerais	56,500	516,620

Total Preferred Stock (cost $773,241)		721,836

ASSET BACKED SECURITIES — 2.7%
Diversified Financial Services — 2.7%
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.79% due 12/28/2040*(1)	$533,365	257,808
Capital Trust Re CDO, Ltd. Series 2005-3A, Class A2 5.16% due 06/25/2035*(2)	131,352	130,695
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.88% due 06/10/2017(3)	700,000	792,068
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(3)	500,000	551,380
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C5, Class A4 5.70% due 09/15/2040(3)	1,116,407	1,245,545
Federal National Mtg. Assoc. Series 2011-M7, Class A2 2.58% due 09/25/2018(3)	412,000	423,617
FHLMC Multifamily Structured Pass Through Certs. Series K712, Class A2 1.87% due 11/25/2019(3)	225,000	217,128
FHLMC Multifamily Structured Pass Through Certs. Series K705, Class A2 2.30% due 09/25/2018(3)	107,530	108,443
FHLMC Multifamily Structured Pass Through Certs. Series K704, Class A2 2.41% due 08/25/2018(3)	279,000	283,603

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
FHLMC Multifamily Structured Pass Through Certs. Series K702, Class A2 3.15% due 02/25/2018(3)	$71,000	$74,805
FHLMC Multifamily Structured Pass Through Certs. VRS Series K029, Class A2 3.32% due 02/25/2023(3)	118,000	116,736
FHLMC Multifamily Structured Pass Through Certs. Series K009, Class A2 3.81% due 08/25/2020(3)	647,000	687,698
FHLMC Multifamily Structured Pass Through Certs. VRS Series K701, Class A2 3.88% due 11/25/2017(3)	197,389	213,932
FHLMC Multifamily Structured Pass Through Certs. Series K004, Class A2 4.19% due 08/25/2019(3)	101,332	111,140
FHLMC Multifamily Structured Pass Through Certs. Series K003, Class A5 5.09% due 03/25/2019(3)	793,000	907,086
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036	282,210	267,875
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/2039(3)	1,725,000	1,837,763
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 6.00% due 08/10/2045(3)	2,209,571	2,460,240
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/2042(3)	765,000	810,924
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class AM 4.95% due 09/12/2037(3)	800,000	844,459
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2004-C2, Class A3 5.38% due 05/15/2041(3)	192,837	197,064
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP6, Class A4 5.48% due 04/15/2043(3)	163,247	178,184
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD11, Class A4 6.00% due 05/15/2017(3)	550,000	617,197
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-LD12, Class A3 6.12% due 02/15/2051(3)	600,000	621,651
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/2050(3)	1,323,511	1,481,468

106

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 1.11% due 11/15/2030*(3)(4)	$1,004,298	$31,171
RAAC VRS Series 2004-SP3, Class AI3 4.97% due 09/25/2034(5)	8,397	8,376
Race Point IV CLO, Ltd. FRS Series 2007-4A, Class A1A 0.47% due 08/01/2021*	520,000	511,182
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035	633,062	419,067
Spirit Master Funding LLC Pass Through Series 2005-1, Class A1 5.05% due 07/20/2023*(1)(3)	515,302	520,455
Wachovia Bank Commercial Mtg. Trust VRS Series 2007, Class A3 5.92% due 06/15/2049(3)	707,737	793,835

Total Asset Backed Securities (cost $17,564,878)		17,722,595

U.S. CORPORATE BONDS & NOTES — 6.3%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	444,000	476,698

Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 3.10% due 06/01/2022	260,000	257,745

Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	720,000	805,264
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	600,000	668,410
Wachovia Corp. Sub. Notes 5.25% due 08/01/2014	565,000	589,320
Wells Fargo & Co. Senior Notes 2.10% due 05/08/2017	620,000	632,369

		2,695,363

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	958,554

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 4.88% due 04/01/2043	380,000	362,238

Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	620,000	588,622

Security Description	Principal Amount	Value (Note 2)

Cable/Satellite TV (continued)
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. Company Guar. Notes 4.60% due 02/15/2021	$350,000	$361,386

		950,008

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	240,000	255,346
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	454,000	515,518

		770,864

Computers — 0.0%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	198,264

Diversified Banking Institutions — 0.8%
Bank of America Corp. Senior Notes 7.38% due 05/15/2014	325,000	341,299
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	460,000	561,539
Citigroup, Inc. Senior Notes 3.38% due 03/01/2023	218,000	208,029
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	598,000	621,584
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	772,000	842,825
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	182,000	173,203
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	905,575
Morgan Stanley Notes 6.63% due 04/01/2018	1,270,000	1,464,334

		5,118,388

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	345,000	324,351
ZFS Finance USA Trust V FRS Jr. Sub. Bonds 6.50% due 05/09/2037*	474,000	504,810

		829,161

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	590,000	561,551

E-Commerce/Products — 0.0%
eBay, Inc. Senior Notes 1.35% due 07/15/2017	180,000	178,482

107

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 0.4%
Entergy Louisiana LLC Sec. Notes 8.09% due 01/02/2017	$96,991	$98,159
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	166,000	205,763
Pacific Gas & Electric Co. Senior Notes 4.60% due 06/15/2043	530,000	527,001
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	505,880
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	652,427
PSEG Power LLC Company Guar. Notes 5.32% due 09/15/2016	414,000	461,279
System Energy Resources, Inc. Sec. Notes 5.13% due 01/15/2014*(1)	67,763	68,151

		2,518,660

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	495,000	618,021

Engineering/R&D Services — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	191,000	183,829

Finance-Auto Loans — 0.2%
Hyundai Capital America Senior Notes 2.13% due 10/02/2017*	43,000	41,965
Toyota Motor Credit Corp. Senior Notes 3.20% due 06/17/2015	390,000	408,354
Toyota Motor Credit Corp. Senior Notes 3.40% due 09/15/2021	550,000	554,525

		1,004,844

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 5.50% due 09/12/2016	710,000	793,123

Food-Misc./Diversified — 0.1%
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	321,000	307,197
Kraft Foods Group, Inc. Senior Notes 3.50% due 06/06/2022	256,000	256,314

		563,511

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	617,886

Security Description	Principal Amount	Value (Note 2)

Insurance-Multi-line — 0.0%
Metropolitan Life Global Funding I Senior Sec. Notes 5.13% due 06/10/2014*	$290,000	$301,347

Insurance-Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.70% due 03/13/2023	630,000	591,965
Chubb Corp. FRS Jr. Sub. Notes 6.38% due 03/29/2067	940,000	1,017,550

		1,609,515

Medical Labs & Testing Services — 0.2%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	848,000	1,008,695

Medical Products — 0.3%
Baxter International, Inc. Senior Notes 3.20% due 06/15/2023	370,000	362,515
CareFusion Corp. Senior Notes 6.38% due 08/01/2019	720,000	829,234
Hospira, Inc. Senior Notes 6.05% due 03/30/2017	555,000	593,447

		1,785,196

Medical-Drugs — 0.2%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*	1,140,000	1,144,329

Medical-HMO — 0.1%
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	375,000	358,411

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.88% due 03/15/2023*	630,000	569,974

Multimedia — 0.3%
News America, Inc. Company Guar. Bonds 8.50% due 02/23/2025	664,000	844,222
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	700,000	779,561

		1,623,783

Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 3.25% due 04/15/2022	263,000	262,137
Apache Corp. Senior Notes 4.75% due 04/15/2043	200,000	193,651
EOG Resources, Inc. Senior Bonds 2.63% due 03/15/2023	189,000	176,432

		632,220

Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 8.13% due 02/15/2019	190,000	241,800

108

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.65% due 02/15/2017	$800,000	$822,552

Pipelines — 0.4%
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	708,000	887,859
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	346,000	326,946
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	673,121
Kinder Morgan Energy Partners LP Senior Notes 4.15% due 02/01/2024	520,000	518,982
Kinder Morgan Energy Partners LP Senior Bonds 7.40% due 03/15/2031	110,000	133,589
Kinder Morgan Energy Partners LP Senior Bonds 7.75% due 03/15/2032	212,000	266,686

		2,807,183

Property Trust — 0.1%
WEA Finance LLC Company Guar. Notes 4.63% due 05/10/2021*	620,000	655,648
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/2019*	169,000	201,045

		856,693

Real Estate Investment Trusts — 0.4%
American Tower Trust I Sec. Notes 3.07% due 03/15/2023*	630,000	598,110
Boston Properties LP Senior Notes 5.00% due 06/01/2015	147,000	157,048
ERP Operating LP Senior Notes 4.63% due 12/15/2021	553,000	588,828
ERP Operating LP Senior Notes 5.38% due 08/01/2016	160,000	178,825
HCP, Inc. Senior Notes 5.38% due 02/01/2021	460,000	505,701
Simon Property Group LP Senior Notes 5.88% due 03/01/2017	673,000	763,601

		2,792,113

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	852,128

Retail-Apparel/Shoe — 0.1%
Gap, Inc. Senior Notes 5.95% due 04/12/2021	380,000	427,166

Security Description	Principal Amount	Value (Note 2)

Retail-Apparel/Shoe (continued)
Limited Brands, Inc. Senior Notes 5.25% due 11/01/2014	$222,000	$230,325

		657,491

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	173,000	211,668

Retail-Discount — 0.4%
Target Corp. Senior Bonds 4.00% due 07/01/2042	633,000	587,406
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	1,503,000	1,665,277

		2,252,683

Telephone-Integrated — 0.0%
AT&T, Inc. Senior Bonds 5.55% due 08/15/2041	193,000	200,435

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	640,000	590,580

Total U.S. Corporate Bonds & Notes (cost $38,619,177)		40,975,986

FOREIGN CORPORATE BONDS & NOTES — 3.7%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	532,000	543,179

Banks-Commercial — 0.8%
Banco Bradesco SA Sub. Notes 6.75% due 09/29/2019*	392,000	430,220
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	522,000	537,660
BBVA Bancomer SA Sub. Notes 6.75% due 09/30/2022*	510,000	541,875
BPCE SA FRS Jr. Sub. Notes 12.50% due 09/30/2019*(6)	593,000	733,096
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	460,000	515,375
Credit Suisse New York Senior Notes 5.50% due 05/01/2014	590,000	611,534
ING Bank NV Senior Notes 3.75% due 03/07/2017*	514,000	539,322
Santander US Debt SA Unipersonal Bank Guar. Notes 3.78% due 10/07/2015*	300,000	305,143
Svenska Handelsbanken AB Senior Notes 4.88% due 06/10/2014*	600,000	622,014

109

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Swedbank AB Senior Notes 2.13% due 09/29/2017*	$200,000	$198,790

		5,035,029

Banks-Money Center — 0.1%
ABN Amro Bank NV FRS Senior Notes 2.04% due 01/30/2014*	640,000	644,512

Banks-Mortgage — 0.1%
Achmea Hypotheekbank NV Government Guar. Notes 3.20% due 11/03/2014*	347,000	359,527

Banks-Special Purpose — 0.1%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 4.88% due 06/17/2019	840,000	972,048

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.63% due 04/29/2023	640,000	596,477

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	982,000	1,185,942

Diversified Banking Institutions — 0.2%
BNP Paribas SA FRS Jr. Sub. Bonds 7.20% due 06/25/2037*(6)	400,000	402,200
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	423,000	465,359
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	155,000	158,221

		1,025,780

Electric-Distribution — 0.0%
State Grid Overseas Investment 2013, Ltd. Company Guar. Notes 1.75% due 05/22/2018*	298,000	287,410

Investment Companies — 0.1%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,002,286

Machinery-Construction & Mining — 0.2%
Atlas Copco AB Senior Bonds 5.60% due 05/22/2017*	900,000	1,012,914

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	780,000	784,217

Metal-Diversified — 0.1%
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	570,000	550,432

Security Description	Principal Amount	Value (Note 2)

Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 4.63% due 09/15/2020	$189,000	$188,219
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	149,000	146,493

		334,712

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.75% due 11/04/2020*	260,000	258,955

Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	317,000	302,652

Oil Companies-Exploration & Production — 0.2%
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	630,000	620,859
Gazprom OAO Via Gaz Capital SA Senior Notes 3.85% due 02/06/2020*(1)	200,000	189,500
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Sec. Notes 5.83% due 09/30/2016*	308,301	328,340

		1,138,699

Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	209,397
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	527,000	576,094
Husky Energy, Inc. Senior Notes 5.90% due 06/15/2014	500,000	521,785
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	512,000	633,518
Petro-Canada Senior Notes 6.05% due 05/15/2018	1,075,000	1,257,895
Petrobras Global Finance BV FRS Company Guar. Notes 2.41% due 01/15/2019	390,000	383,175
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	237,000	236,013
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	173,000	166,836
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/2019	491,000	599,020
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	768,000	766,804

		5,350,537

110

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 1.13% due 03/15/2017	$353,000	$355,048
Asian Development Bank Senior Notes 2.75% due 05/21/2014	620,000	632,530

		987,578

Telephone-Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 5.25% due 11/15/2013	343,000	346,467

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*	639,000	629,637

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	690,000	629,884

Total Foreign Corporate Bonds & Notes (cost $23,054,016)		23,978,874

FOREIGN GOVERNMENT AGENCIES — 0.7%
Sovereign — 0.7%
AID-Egypt Government Guar. Notes 4.45% due 09/15/2015	785,000	849,877
Republic of Iceland Notes 4.88% due 06/16/2016*	610,000	638,975
Republic of Peru Senior Notes 7.35% due 07/21/2025	102,000	129,795
Russian Federation Senior Bonds 3.63% due 04/29/2015*(1)	1,400,000	1,456,000
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/2014*	468,000	478,536
United Mexican States Senior Notes 4.75% due 03/08/2044	849,000	781,080

Total Foreign Government Agencies (cost $4,238,196)		4,334,263

U.S. GOVERNMENT AGENCIES — 12.3%
Federal Home Loan Mtg. Corp. — 3.3%
3.00% due 01/01/2043	1,424,000	1,377,870
3.00% due 04/01/2043	1,248,823	1,208,368
3.00% due 05/01/2043	1,122,585	1,086,218
3.50% due 02/01/2042	628,156	632,516
3.50% due 04/01/2042	380,440	383,548
3.50% due 12/01/2042	1,019,573	1,026,927
3.50% due 01/01/2043	320,000	322,116
3.50% due 04/01/2043	264,753	266,671
3.50% due 07/01/2043	368,000	370,434
3.50% due September TBA	2,728,000	2,734,820
4.00% due 11/01/2040	1,030,181	1,068,975
4.00% due 01/01/2041	1,377,707	1,429,588

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
4.50% due 08/01/2018	$130,243	$137,734
4.50% due 11/01/2018	238,366	252,076
4.50% due 01/01/2019	66,456	70,279
4.50% due 03/01/2019	17,598	18,611
4.50% due 08/01/2019	11,251	11,923
4.50% due 02/01/2020	20,916	22,166
4.50% due 08/01/2024	507,771	537,391
4.50% due 04/01/2035	45,148	47,963
4.50% due 07/01/2039	407,190	429,203
4.50% due 09/01/2039	219,425	231,287
4.50% due 10/01/2039	130,885	137,961
5.00% due 03/01/2018	69,929	73,979
5.00% due 05/01/2018	48,882	51,713
5.00% due 09/01/2018	72,840	77,067
5.00% due 02/01/2019	125,580	133,173
5.00% due 09/01/2033	322,976	347,925
5.00% due 03/01/2034	137,438	150,477
5.00% due 04/01/2034	55,571	59,753
5.00% due 08/01/2035	94,587	101,531
5.00% due 10/01/2035	256,950	276,363
5.00% due 11/01/2035	674,162	723,659
5.00% due 12/01/2036	115,717	124,213
5.00% due 07/01/2039	834,259	893,745
5.50% due 01/01/2019	132,417	141,433
5.50% due 04/01/2019	9,295	9,925
5.50% due 06/01/2019	8,678	9,356
5.50% due 07/01/2019	32,328	34,758
5.50% due 10/01/2024	82,493	89,959
5.50% due 06/01/2025	120,629	131,526
5.50% due 07/01/2025	67,305	73,381
5.50% due 08/01/2025	100,382	109,391
5.50% due 09/01/2025	68,111	74,135
5.50% due 12/01/2033	157,318	175,049
5.50% due 01/01/2034	284,287	309,410
5.50% due 04/01/2034	59,287	65,960
5.50% due 11/01/2034	33,766	36,468
5.50% due 05/01/2035	36,730	40,331
5.50% due 09/01/2035	62,677	67,727
5.50% due 10/01/2035	59,193	63,944
6.00% due 04/01/2016	3,195	3,326
6.00% due 04/01/2017	21,196	22,409
6.00% due 07/01/2017	13,536	14,534
6.00% due 10/01/2017	17,187	18,454
6.00% due 08/01/2019	91,196	98,563
6.00% due 09/01/2019	18,331	19,733
6.00% due 11/01/2019	44,758	48,002
6.00% due 05/01/2021	26,431	28,785
6.00% due 10/01/2021	84,193	91,806
6.00% due 02/01/2023	135,704	148,121
6.00% due 12/01/2025	47,640	51,962
6.00% due 02/01/2026	38,777	42,374
6.00% due 04/01/2034	79,467	88,988
6.00% due 07/01/2034	147,746	163,549
6.00% due 08/01/2034	337,830	375,936
6.00% due 09/01/2034	33,632	37,011
6.00% due 07/01/2035	100,794	111,062
6.00% due 08/01/2035	77,728	85,646
6.00% due 11/01/2035	187,079	206,457
6.00% due 03/01/2036	65,270	71,900
6.00% due 07/01/2036	47,643	53,060
6.00% due 10/01/2036	120,678	133,280
6.00% due 01/01/2037	147,381	162,265

111

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
6.00% due 03/01/2037	$35,828	$39,052
6.00% due 05/01/2037	185,281	204,025
6.00% due 06/01/2037	147,029	161,924
6.50% due 05/01/2034	26,567	29,789
6.50% due 06/01/2034	56,691	63,932
6.50% due 08/01/2034	218,742	246,986
6.50% due 10/01/2034	84,436	95,942
6.50% due 11/01/2034	3,255	3,547
6.50% due 05/01/2037	95,834	107,108
6.50% due 07/01/2037	93,837	104,906

		21,385,430

Federal National Mtg. Assoc. — 6.5%
2.50% due 02/01/2028	301,517	301,787
2.50% due 05/01/2028	185,529	185,695
3.00% due 03/01/2027	135,492	139,521
3.00% due 04/01/2027	405,982	418,047
3.00% due September TBA	3,316,000	3,401,879
3.50% due September TBA	7,797,000	7,838,422
3.50% due 11/01/2041	93,808	94,701
3.50% due 01/01/2042	751,805	759,086
3.80% due 02/01/2018	87,001	93,225
3.85% due 07/01/2018	102,363	110,975
4.00% due 02/01/2041	182,504	190,346
4.00% due September TBA	2,243,000	2,323,958
4.13% due 08/01/2013	16,637	16,632
4.50% due 04/01/2018	59,144	63,006
4.50% due 06/01/2018	85,890	91,487
4.50% due 07/01/2018	49,604	52,860
4.50% due 03/01/2019	80,339	85,598
4.50% due 04/01/2020	122,514	130,500
4.50% due 07/01/2020	35,464	37,782
4.50% due 08/01/2033	337,477	358,449
4.50% due 03/01/2034	1,024,726	1,088,856
4.50% due 02/01/2041	338,410	360,665
4.50% due 04/01/2041	413,526	440,720
4.50% due September TBA	1,508,000	1,594,003
4.60% due 09/01/2019	83,143	91,916
4.63% due 05/01/2014	231,168	234,073
4.79% due 02/01/2014	207,989	208,651
4.83% due 08/01/2014	472,459	481,737
4.88% due 03/01/2020	103,048	113,060
4.94% due 08/01/2015	200,000	211,720
5.00% due 02/01/2018	294,435	313,890
5.00% due 12/01/2018	186,788	199,184
5.00% due 07/01/2019	73,212	78,575
5.00% due 11/01/2019	106,384	113,860
5.00% due 03/01/2020	44,829	48,083
5.00% due 07/01/2020	57,712	61,951
5.00% due 08/01/2020	35,207	37,794
5.00% due 12/01/2020	125,708	134,020
5.00% due 11/01/2033	171,484	185,022
5.00% due 03/01/2034	134,688	145,494
5.00% due 05/01/2034	59,487	64,162
5.00% due 08/01/2034	58,234	62,810
5.00% due 09/01/2034	156,658	168,968
5.00% due 01/01/2035	151,392	163,287
5.00% due 06/01/2035	270,921	291,975
5.00% due 07/01/2035	571,989	616,626
5.00% due 08/01/2035	124,477	134,414
5.00% due 09/01/2035	87,691	94,505

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
5.00% due 10/01/2035	$496,681	$535,279
5.00% due 08/01/2036	117,677	126,822
5.00% due 10/01/2039	177,972	194,155
5.00% due 11/01/2039	217,917	239,272
5.00% due 11/01/2040	141,709	155,318
5.00% due 01/01/2041	63,355	69,337
5.00% due 03/01/2041	86,169	94,515
5.27% due 12/01/2016	318,958	362,127
5.37% due 05/01/2018	509,082	580,108
5.50% due 11/01/2017	82,273	87,118
5.50% due 01/01/2018	153,083	162,015
5.50% due 02/01/2018	83,243	88,424
5.50% due 07/01/2019	139,965	151,384
5.50% due 08/01/2019	34,658	37,517
5.50% due 09/01/2019	144,136	155,471
5.50% due 01/01/2021	98,543	107,397
5.50% due 03/01/2021	39,371	42,911
5.50% due 05/01/2022	53,106	57,756
5.50% due 02/01/2033	174,441	190,913
5.50% due 06/01/2033	203,610	222,835
5.50% due 07/01/2033	698,131	764,051
5.50% due 11/01/2033	237,648	260,088
5.50% due 12/01/2033	45,676	50,178
5.50% due 01/01/2034	181,075	199,050
5.50% due 02/01/2034	357,676	392,869
5.50% due 03/01/2034	58,463	65,497
5.50% due 04/01/2034	64,994	72,654
5.50% due 05/01/2034	408,721	456,194
5.50% due 06/01/2034	25,670	28,422
5.50% due 07/01/2034	448,636	494,593
5.50% due 09/01/2034	709,483	781,736
5.50% due 10/01/2034	1,073,956	1,184,660
5.50% due 11/01/2034	961,010	1,053,629
5.50% due 12/01/2034	462,935	510,235
5.50% due 01/01/2035	643,243	711,684
5.50% due 04/01/2035	85,719	94,911
5.50% due 09/01/2035	318,097	356,368
5.50% due 06/01/2036	108,446	118,017
5.50% due 03/01/2037	125,261	139,966
5.73% due 07/01/2016	179,030	198,633
6.00% due 01/01/2017	14,120	14,810
6.00% due 02/01/2017	75,028	79,503
6.00% due 08/01/2017	53,262	56,747
6.00% due 03/01/2018	17,737	18,964
6.00% due 11/01/2018	139,455	148,964
6.00% due 01/01/2021	53,375	58,208
6.00% due 05/01/2021	25,488	27,704
6.00% due 07/01/2021	121,153	131,685
6.00% due 11/01/2025	53,499	58,640
6.00% due 04/01/2034	227,541	248,890
6.00% due 05/01/2034	166,453	187,290
6.00% due 06/01/2034	621,958	686,154
6.00% due 07/01/2034	321,438	355,265
6.00% due 08/01/2034	240,421	262,919
6.00% due 10/01/2034	360,888	402,242
6.00% due 11/01/2034	31,373	34,277
6.00% due 12/01/2034	24,159	26,960
6.00% due 08/01/2035	77,275	86,320
6.00% due 09/01/2035	195,646	219,687
6.00% due 10/01/2035	137,975	154,561
6.00% due 11/01/2035	31,105	34,739
6.00% due 12/01/2035	391,080	437,183

112

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.00% due 02/01/2036	$256,385	$286,942
6.00% due 03/01/2036	24,805	27,111
6.00% due 04/01/2036	99,886	110,566
6.00% due 06/01/2036	76,638	84,577
6.00% due 12/01/2036	84,042	93,673
6.00% due 07/01/2037	151,463	169,208
6.50% due 06/01/2031	73,596	81,468
6.50% due 07/01/2031	8,566	9,176
6.50% due 09/01/2031	57,544	62,475
6.50% due 02/01/2032	16,826	19,354
6.50% due 07/01/2032	194,292	217,735
6.50% due 08/01/2032	155,320	171,025
6.50% due 01/01/2033	93,228	103,327
6.50% due 04/01/2034	29,886	33,887
6.50% due 06/01/2034	35,247	40,593
6.50% due 08/01/2034	148,112	166,768
6.50% due 05/01/2036	93,999	105,781
6.50% due 01/01/2037	61,518	68,152
6.50% due 02/01/2037	284,341	317,561
6.50% due 05/01/2037	138,460	154,847
6.50% due 07/01/2037	130,053	144,121
7.50% due 02/01/2030	12,484	14,815
7.50% due 03/01/2031	47,991	54,812
7.50% due 02/01/2032	28,232	33,691

		42,331,463

Government National Mtg. Assoc. — 2.2%
3.00% due 02/15/2043	475,607	466,706
3.00% due 06/20/2043	962,699	943,892
3.00% due 07/20/2043	580,000	568,669
3.50% due 12/15/2041	280,729	287,581
3.50% due 02/15/2042	193,864	197,747
3.50% due 06/20/2043	1,391,000	1,417,696
3.50% due 07/20/2043	1,743,000	1,776,452
4.00% due 01/20/2041	1,440,114	1,511,074
4.00% due 02/20/2041	354,858	372,402
4.00% due 04/20/2041	269,118	282,737
4.00% due 02/20/2042	678,442	710,045
4.50% due 07/20/2033	21,240	22,804
4.50% due 09/20/2033	174,417	187,227
4.50% due 12/20/2034	74,664	80,174
4.50% due 11/15/2039	495,593	527,354
4.50% due 03/15/2040	385,725	419,943
4.50% due 04/15/2040	623,333	665,418
4.50% due 06/15/2040	221,057	237,637
4.50% due 01/20/2041	369,717	395,920
4.50% due 06/20/2041	202,202	215,627
5.00% due 07/20/2033	37,269	40,577
5.00% due 06/15/2034	139,646	151,782
5.00% due 10/15/2034	73,753	80,149
5.50% due 11/15/2032	174,700	192,302
5.50% due 05/15/2033	818,362	900,424
5.50% due 08/15/2033	52,069	57,291
5.50% due 12/15/2033	188,639	209,638
5.50% due 09/15/2034	82,411	90,343
5.50% due 10/15/2035	7,278	7,966
6.00% due 09/15/2032	158,291	176,370
6.00% due 04/15/2033	213,988	237,915
6.00% due 02/15/2034	142,756	159,064
6.00% due 07/15/2034	86,034	95,842
6.00% due 09/15/2034	64,132	71,179

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
6.00% due 01/20/2035	$45,229	$50,918
6.00% due 02/20/2035	61,619	70,636
6.00% due 04/20/2035	33,056	36,562
6.00% due 01/15/2038	252,934	281,566

		14,197,629

Small Business Administration — 0.2%
Series 2003-20G, Class 1 4.35% due 07/01/2023	50,198	53,673
Series 2004-20D, Class 1 4.77% due 04/01/2024	158,325	169,722
Series 2005-20C, Class 1 4.95% due 03/01/2025	405,254	435,699
Series 2004-20I, Class 1 4.99% due 09/01/2024	259,329	281,043
Series 2004-20E, Class 1 5.18% due 05/01/2024	260,627	281,387
Series 2004-20F, Class 1 5.52% due 06/01/2024	347,408	379,319

		1,600,843

Sovereign Agency — 0.1%
Financing Corp. Sec. Notes 9.65% due 11/02/2018	235,000	326,619

Total U.S. Government Agencies (cost $77,699,565)		79,841,984

U.S. GOVERNMENT TREASURIES — 13.3%
United States Treasury Bonds — 2.9%
4.50% due 08/15/2039	11,530,400	13,458,145
5.00% due 05/15/2037	634,000	791,311
5.25% due 02/15/2029	1,000	1,251
5.38% due 02/15/2031	439,000	561,234
6.00% due 02/15/2026	170,000	225,223
6.25% due 08/15/2023	611,000	811,293
6.75% due 08/15/2026	377,000	532,454
8.00% due 11/15/2021	318,000	457,150
8.50% due 02/15/2020	1,341,000	1,895,839

		18,733,900

United States Treasury Notes — 10.4%
0.88% due 12/31/2016	17,547,000	17,590,867
1.88% due 02/28/2014	3,160,000	3,192,463
1.88% due 04/30/2014	1,701,000	1,723,259
2.13% due 05/31/2015	14,136,000	14,608,114
2.63% due 02/29/2016	505,000	532,893
3.13% due 05/15/2019	3,511,000	3,802,578
3.13% due 05/15/2021	13,929,000	14,876,827
3.50% due 05/15/2020	1,809,000	1,993,292
3.75% due 11/15/2018	6,163,000	6,877,526
4.13% due 05/15/2015	1,220,000	1,303,303
4.75% due 05/15/2014	829,000	859,084

		67,360,206

Total U.S. Government Treasuries (cost $84,903,622)		86,094,106

MUNICIPAL BONDS & NOTES — 0.1%
New Jersey State Turnpike Authority Revenue Bonds 7.14% due 01/01/2040 (cost $702,617)	675,000	888,948

Total Long-Term Investment Securities (cost $535,842,644)		638,022,856

113

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 4.3%
Commercial Paper — 4.3%
General Electric Co. 0.03% due 08/01/2013	$24,750,000	$24,750,000
HSBC Americas, Inc. 0.05% due 08/01/2013	3,434,000	3,434,000

Total Short-Term Investment Securities (cost $28,184,000)		28,184,000

TOTAL INVESTMENTS (cost $564,026,644)(7)	102.5%	666,206,856
Liabilities in excess of other assets	(2.5)	(16,433,634)

NET ASSETS	100.0%	$649,773,222

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2013, the aggregate value of these securities was $21,383,740 representing 3.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At July 31, 2013, the aggregate value of these securities was $2,491,914 representing 0.4% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Commercial Mortgage Backed Security
(4)	Interest Only
(5)	Collateralized Mortgage Obligation
(6)	Perpetual maturity—maturity date reflects the next call date.
(7)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$34,458,231	$—	$—	$34,458,231
Other Industries*	346,936,065	—	—	346,936,065
Convertible Preferred Stock	2,069,968	—	—	2,069,968
Preferred Stock	721,836	—	—	721,836
Asset Backed Securities:
Diversified Financial Services	—	17,591,900	130,695	17,722,595
U.S. Corporate Bonds & Notes	—	40,975,986	—	40,975,986
Foreign Corporate Bonds & Notes	—	23,978,874	—	23,978,874
Foreign Government Agencies	—	4,334,263	—	4,334,263
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	42,331,463	—	42,331,463
Other U.S. Government Agencies*	—	37,510,521	—	37,510,521
U.S. Government Treasuries:
United States Treasury Bonds	—	18,733,900	—	18,733,900
United States Treasury Notes	—	67,360,206	—	67,360,206
Municipal Bonds & Notes	—	888,948	—	888,948
Short-Term Investment Securities:
Commercial Paper	—	28,184,000	—	28,184,000

Total	$384,186,100	$281,890,061	$130,695	$666,206,856

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of Portfolio.

See Notes to Financial Statements

114

SunAmerica Series Trust Dynamic Allocation Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	46.1%
Domestic Fixed Income Investment Companies	21.6
United States Treasury Notes	13.5
International Equity Investment Companies	12.9
Registered Investment Companies	2.3
United States Treasury Bonds	1.3
International Fixed Income Investment Companies	0.8

98.5%

*	Calculated as a percentage of net assets

115

SunAmerica Series Trust Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.4%
Domestic Equity Investment Companies — 46.1%
Anchor Series Trust Capital Appreciation Portfolio, Class 1†	1,388,664	$68,404,781
Anchor Series Trust Growth and Income Portfolio, Class 1	6,535,963	66,476,190
Anchor Series Trust Growth Portfolio, Class 1†	5,144,527	134,884,850
Anchor Series Trust Natural Resources Portfolio, Class 1	1,312,385	28,628,209
Seasons Series Trust Focus Growth Portfolio, Class 1†	4,270,246	47,649,714
Seasons Series Trust Focus Value Portfolio, Class 1	4,469,455	66,537,979
Seasons Series Trust Large Cap Growth Portfolio, Class 1	3,937,758	49,131,671
Seasons Series Trust Large Cap Value Portfolio, Class 1	9,161,631	135,478,471
Seasons Series Trust Mid Cap Growth Portfolio, Class 1†	2,188,101	33,838,293
Seasons Series Trust Mid Cap Value Portfolio, Class 1	3,913,514	70,536,773
Seasons Series Trust Small Cap Portfolio, Class 1†	2,712,037	33,419,991
Seasons Series Trust Stock Portfolio, Class 1†	6,631,119	135,009,864
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1†	2,440,045	34,615,998
SunAmerica Series Trust Equity Index Portfolio, Class 1	23,116,276	332,364,610
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1†	4,663,498	98,401,580
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1†	3,495,240	33,867,287
SunAmerica Series Trust Growth-Income Portfolio, Class 1	4,782,239	136,006,841
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	8,766,834	167,638,324
SunAmerica Series Trust Mid-Cap Growth Portfolio, Class 1†	2,244,535	34,337,192
SunAmerica Series Trust Real Estate Portfolio, Class 1	1,998,896	29,888,353
SunAmerica Series Trust Small Company Value Portfolio, Class 1	3,005,454	69,335,257

		1,806,452,228

Domestic Fixed Income Investment Companies — 21.6%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	9,628,849	146,786,813
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	17,396,905	202,780,381
Seasons Series Trust Real Return Portfolio, Class 1	9,147,031	90,378,174
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	10,902,098	150,616,493
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	10,131,596	62,095,237
SunAmerica Series Trust Total Return Bond Portfolio, Class 1	21,547,620	194,093,811

		846,750,909

Security Description	Shares/ Principal Amount	Value (Note 2)

International Equity Investment Companies — 12.9%
Seasons Series Trust International Equity Portfolio, Class 1	15,417,751	$127,065,501
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	11,513,699	84,789,899
SunAmerica Series Trust Foreign Value Portfolio, Class 1	6,398,922	98,968,723
SunAmerica Series Trust Global Equities Portfolio, Class 1	9,805,512	160,393,153
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	3,299,195	32,228,682

		503,445,958

International Fixed Income Investment Companies — 0.8%
SunAmerica Series Trust Global Bond Portfolio, Class 1	2,577,537	28,964,111

Total Affiliated Registered Investment Companies (cost $2,929,464,792)		3,185,613,206

U.S. GOVERNMENT TREASURIES — 14.8%
United States Treasury Bonds — 1.3%
7.13% due 02/15/2023	$5,185,000	7,247,655
7.25% due 08/15/2022	5,660,000	7,919,138
7.63% due 11/15/2022	2,965,000	4,259,872
7.88% due 02/15/2021	3,160,000	4,445,725
8.00% due 11/15/2021	8,641,800	12,423,262
8.13% due 05/15/2021	2,640,000	3,782,832
8.13% due 08/15/2021	2,810,000	4,046,838
8.75% due 08/15/2020	4,660,000	6,756,637

		50,881,959

United States Treasury Notes — 13.5%
1.63% due 08/15/2022	47,260,000	43,996,130
1.63% due 11/15/2022	54,491,400	50,438,602
1.75% due 05/15/2022	35,980,000	34,043,268
1.75% due 05/15/2023	49,010,000	45,456,775
2.00% due 11/15/2021	41,756,600	40,755,110
2.00% due 02/15/2022	34,440,000	33,447,163
2.00% due 02/15/2023	60,305,000	57,487,611
2.13% due 08/15/2021	42,785,000	42,353,813
2.63% due 08/15/2020	35,501,900	36,977,430
2.63% due 11/15/2020	57,352,600	59,566,066
3.13% due 05/15/2021	32,635,000	34,855,714
3.63% due 02/15/2021	44,342,300	49,046,752

		528,424,434

Total U.S. Government Treasuries (cost $606,432,625)		579,306,393

Total Long-Term Investment Securities (cost $3,535,897,417)		3,764,919,599

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Registered Investment Companies — 2.3%
AllianceBernstein Government STIF Portfolio (cost $91,720,161)	91,720,161	91,720,161

TOTAL INVESTMENTS (cost $3,627,617,578)(1)	98.5%	3,856,639,760
Other assets less liabilities	1.5	59,581,919

NET ASSETS	100.0%	$3,916,221,679

116

SunAmerica Series Trust Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

†	Non-income producing security
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.
@	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.sunamerica.com.

STIF— Short-Term Index Fund

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2013	Unrealized Appreciation (Depreciation)
10,833	Long	S&P 500 E-Mini Index	September 2013	$907,513,247	$910,242,825	$2,729,578

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$1,806,452,228	$—	$—	$1,806,452,228
Domestic Fixed Income Investment Companies	846,750,909	—	—	846,750,909
International Equity Investment Companies	503,445,958	—	—	503,445,958
International Fixed Income Investment Companies	28,964,111	—	—	28,964,111
U.S. Government Treasuries:
United States Treasury Bonds	—	50,881,959	—	50,881,959
United States Treasury Notes	—	528,424,434	—	528,424,434
Short-Term Investment Securities:
Registered Investment Companies	91,720,161	—	—	91,720,161
Other Financial Instruments:+
Open Futures Contracts - Appreciation	2,729,578	—	—	2,729,578

Total	$3,280,062,945	$579,306,393	$—	$3,859,369,338

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

117

SunAmerica Series Trust Dynamic Strategy Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	54.7%
Domestic Fixed Income Investment Companies	13.6
United States Treasury Notes	13.2
International Equity Investment Companies	11.8
Registered Investment Companies	3.4
International Fixed Income Investment Companies	1.5
United States Treasury Bonds	1.2

99.4%

*	Calculated as a percentage of net assets

118

SunAmerica Series Trust Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.6%
Domestic Equity Investment Companies — 54.7%
Seasons Series Trust Focus Value Portfolio, Class 1	1,919,658	$28,578,467
Seasons Series Trust Large Cap Growth Portfolio, Class 1	2,617,983	32,664,745
Seasons Series Trust Large Cap Value Portfolio, Class 1	4,098,917	60,613,113
Seasons Series Trust Mid Cap Growth Portfolio, Class 1†	621,530	9,611,771
Seasons Series Trust Mid Cap Value Portfolio, Class 1	1,061,569	19,133,606
Seasons Series Trust Small Cap Portfolio, Class 1†	788,029	9,710,753
SunAmerica Series Trust Alliance Growth Portfolio, Class 1	622,679	18,939,254
SunAmerica Series Trust Davis Venture Value Portfolio, Class 1	1,701,123	47,623,042
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	2,419,006	28,930,585
SunAmerica Series Trust Equity Index Portfolio, Class 1	7,217,512	103,773,019
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	1,807,346	28,173,135
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1†	1,005,762	9,745,373
SunAmerica Series Trust Growth-Income Portfolio, Class 1	1,673,002	47,580,167
SunAmerica Series Trust Marsico Focused Growth Portfolio, Class 1	3,251,808	37,231,912
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	3,455,219	66,070,279
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1†	636,465	9,736,719
SunAmerica Series Trust Real Estate Portfolio, Class 1	1,150,778	17,206,930
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	707,675	15,443,853
SunAmerica Series Trust Small Company Value Portfolio, Class 1	1,261,756	29,108,470

		619,875,193

Domestic Fixed Income Investment Companies — 13.6%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	1,693,009	25,809,037
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	1,471,045	17,146,679
Seasons Series Trust Real Return Portfolio, Class 1	1,469,530	14,519,844
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	2,510,130	34,678,369
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	1,857,524	11,384,520
SunAmerica Series Trust Total Return Bond Portfolio, Class 1	5,676,779	51,134,544

		154,672,993

International Equity Investment Companies — 11.8%
Seasons Series Trust International Equity Portfolio, Class 1	3,850,039	31,730,123

Security Description	Shares/ Principal Amount	Value (Note 2)

International Equity Investment Companies (continued)
SunAmerica Series Trust Foreign Value Portfolio, Class 1	3,010,638	$46,563,933
SunAmerica Series Trust Global Equities Portfolio, Class 1	1,702,436	27,847,507
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	2,812,366	27,473,018

		133,614,581

International Fixed Income Investment Companies — 1.5%
SunAmerica Series Trust Global Bond Portfolio, Class 1	1,525,719	17,144,703

Total Affiliated Registered Investment Companies (cost $871,577,542)		925,307,470

U.S. GOVERNMENT TREASURIES — 14.4%
United States Treasury Bonds — 1.2%
7.13% due 02/15/2023	$1,365,000	1,908,013
7.25% due 08/15/2022	1,490,000	2,084,720
7.63% due 11/15/2022	805,000	1,156,559
7.88% due 02/15/2021	844,800	1,188,528
8.00% due 11/15/2021	2,201,900	3,165,403
8.13% due 05/15/2021	810,000	1,160,642
8.13% due 08/15/2021	811,000	1,167,966
8.75% due 08/15/2020	1,184,000	1,716,708

		13,548,539

United States Treasury Notes — 13.2%
1.63% due 08/15/2022	13,246,500	12,331,670
1.63% due 11/15/2022	15,031,000	13,913,069
1.75% due 05/15/2022	9,786,000	9,259,239
1.75% due 05/15/2023	14,470,000	13,420,925
2.00% due 11/15/2021	11,517,700	11,241,459
2.00% due 02/15/2022	9,507,000	9,232,932
2.00% due 02/15/2023	16,725,000	15,943,625
2.13% due 08/15/2021	11,992,800	11,871,937
2.63% due 08/15/2020	10,375,400	10,806,622
2.63% due 11/15/2020	16,092,100	16,713,159
3.13% due 05/15/2021	9,365,800	10,003,115
3.63% due 02/15/2021	12,929,700	14,301,464

		149,039,216

Total U.S. Government Treasuries (cost $168,960,358)		162,587,755

Total Long-Term Investment Securities (cost $1,040,537,900)		1,087,895,225

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Registered Investment Companies — 3.4%
AllianceBernstein Government STIF Portfolio (cost $39,010,437)	39,010,437	39,010,437

TOTAL INVESTMENTS (cost $1,079,548,337)(1)	99.4%	1,126,905,662
Other assets less liabilities	0.6	6,847,665

NET ASSETS	100.0%	$1,133,753,327

†	Non-income producing security
#	See Note 8

119

SunAmerica Series Trust Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

(1)	See Note 3 for cost of investments on a tax basis.
@	The SunAmerica Series Trust Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.sunamerica.com.

STIF — Short-Term Index Fund

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2013	Unrealized Appreciation (Depreciation)
2,142	Long	S&P 500 E-Mini Index	September 2013	$180,319,445	$179,981,550	$(337,895)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$619,875,193	$—	$—	$619,875,193
Domestic Fixed Income Investment Companies	154,672,993	—	—	154,672,993
International Equity Investment Companies	133,614,581	—	—	133,614,581
International Fixed Income Investment Companies	17,144,703	—	—	17,144,703
U.S. Government Treasuries:
United State Treasury Bonds	—	13,548,539	—	13,548,539
United State Treasury Notes	—	149,039,216	—	149,039,216
Short-Term Investment Securities:
Registered Investment Companies	39,010,437	—	—	39,010,437

Total	$964,317,907	$162,587,755	$—	$1,126,905,662

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	$337,895	$—	$—	$337,895

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

120

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

U.S. Government Treasuries	55.7%
United States Treasury Notes	21.2
Federal Home Loan Mtg. Corp.	5.0
U.S. Government Agencies	4.8
Repurchase Agreements	3.5
United States Treasury Bonds	1.8
Finance-Auto Loans	1.3
Finance-Leasing Companies	0.8
Diversified Financial Services	0.4
Commercial Services-Finance	0.4

94.9%

Credit Quality#†

Aaa	90.4%
Aa	2.8
Baa	6.8

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s

121

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 0.4%
Diversified Financial Services — 0.4%
SLM Private Credit Student Loan Trust FRS Series 2006-B, Class A4 0.45% due 03/15/2024 (cost $97,437)	$100,000	$95,915

U.S. CORPORATE BONDS & NOTES — 1.7%
Commercial Services-Finance — 0.4%
Total System Services, Inc. Notes 3.75% due 06/01/2023	100,000	92,862

Finance-Auto Loans — 1.3%
Ford Motor Credit Co. LLC FRS Senior Notes 1.53% due 05/09/2016	200,000	200,432
Toyota Motor Credit Crop. FRS Senior Notes 0.56% due 05/17/2016	100,000	99,973

		300,405

Total U.S. Corporate Bonds & Notes (cost $399,252)		393,267

FOREIGN CORPORATE BONDS & NOTES — 0.8%
Finance-Leasing Companies — 0.8%
LeasePlan Corp. NV Senior Notes 2.50% due 05/16/2018*(1) (cost $199,105)	200,000	193,910

U.S. GOVERNMENT AGENCIES — 5.0%
Federal Home Loan Mtg. Corp. — 5.0%
1.25% due 10/02/2019	1,000,000	949,920
2.38% due 01/13/2022	200,000	194,182

Total U.S. Government Agencies (cost $1,169,989)		1,144,102

U.S. GOVERNMENT TREASURIES — 23.0%
United States Treasury Bonds — 1.8%
2.88% due 05/15/2043	200,000	172,125
3.13% due 02/15/2042	250,000	227,969

		400,094

United States Treasury Notes — 21.2%
0.25% due 03/31/2014	400,000	400,375
0.25% due 04/30/2014	1,300,000	1,301,270
0.63% due 04/30/2018	1,400,000	1,355,375
1.00% due 05/15/2014(2)	400,000	402,750
1.25% due 04/15/2014	300,000	302,391
1.88% due 06/30/2020	100,000	99,226
2.00% due 02/15/2023	950,000	905,617
2.25% due 05/31/2014	100,000	101,750

		4,868,754

Total U.S. Government Treasuries (cost $5,314,224)		5,268,848

Total Long-Term Investment Securities (cost $7,180,007)		7,096,042

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 60.5%
U.S. Government Agencies — 4.8%
Federal Home Loan Bank Disc. Notes
0.05% due 10/23/2013	$200,000	$199,978
0.07% due 09/04/2013	400,000	399,974
0.08% due 10/02/2013	200,000	199,972
Federal Home Loan Mtg. Corp. Disc. Notes
0.08% due 09/09/2013	100,000	99,992
0.11% due 01/23/2014	200,000	199,893

		1,099,809

U.S. Government Treasuries — 55.7%
United States Treasury Bills
0.04% due 10/10/2013	100,000	99,992
0.06% due 01/09/2014	1,500,000	1,499,553
0.07% due 01/09/2014	5,100,000	5,098,481
0.08% due 01/09/2014	100,000	99,970
0.06% due 01/16/2014	800,000	799,756
0.07% due 01/16/2014	500,000	499,848
0.06% due 01/23/2014	1,500,000	1,499,563
0.06% due 01/30/2014	500,000	499,842
0.08% due 01/23/2014	900,000	899,610
0.09% due 01/23/2014	200,000	199,864
0.14% due 01/23/2014	1,100,000	1,098,758
0.06% due 01/23/2014	500,000	499,417

		12,794,654

Total Short-Term Investment Securities (cost $13,894,463)		13,894,463

REPURCHASE AGREEMENT — 3.5%
Agreement with Barclays Capital Inc bearing interest at 0.09% dated 7/31/2013 to be repurchased 08/01/2013 in the amount of $800,002 and collateralized by $800,000 of United States Treasury Bonds bearing interest at 2.38% due 01/15/2025 and having an approximate value of $830,946 (cost $800,000)	800,000	800,000

TOTAL INVESTMENTS (cost $21,874,470)(3)	94.9%	21,790,505
Other assets less liabilities	5.1	1,163,801

NET ASSETS	100.0%	$22,954,306

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2013, the aggregate value of these securities was $193,910 representing 0.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At July 31, 2013, the aggregate value of these securities was $193,910 representing 0.8% of net assets.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

122

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Written Options on Interest Rate Swap Contracts
Issue	Expiration Month	Strike Price	Notional Amount	Premiums Received	Value at July 31, 2013	Unrealized Appreciation / (Depreciation)
Call option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 0.50% versus the six month USD-EURIBOR maturing on 10/28/2015	October 2013	$0.50	$100,000	$99	$109	$(10)
Put option to enter an interest rate swap with Barcalys Bank PLC for the obligation to receive a fixed rate of 0.75% versus the six month USD-EURIBOR maturing on 10/28/2015	October 2013	0.75	100,000	188	147	41
Put option to enter an interest rate swap with Morgan Stanley Capital Services, Inc. for the obligation to receive a fixed rate of 1.90% versus the three month USD-LIBOR-BBA maturing on 10/22/2018	October 2013	1.90	200,000	735	970	(235)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 1.90% versus the three month USD-LIBOR-BBA maturing on 10/22/2018	October 2013	1.90	600,000	2,168	2,910	(742)
Put option to enter an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 1.75% versus the six month USD-EURIBOR maturing on 10/25/2018	October 2013	1.75	200,000	1,105	1,105	0

			$1,200,000	$4,295	$5,241	$(946)

BBA — British Banking Association

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

USD — United States Dollar

Written Call Options on Exchange Traded Futures
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at July 31, 2013	Unrealized Appreciation / (Depreciation)
CBOT U.S. Treasury 10-Year Note Futures	August 2013	$133.00	8	$2,672	$125	$2,547
LIF EURIBOR Euro 3 Month Futures	December 2014	$99.50	2	1,344	1,264	80

				$4,016	$1,389	$2,627

Written Put Options on Exchange Traded Futures
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at July 31, 2013	Unrealized Appreciation / (Depreciation)
CBOT U.S. Treasury 10-Year Note Futures	August 2013	$129.00	8	$4,485	$21,000	$(16,515)
LIF EURIBOR Euro 3 Month Futures	December 2014	$99.50	2	1,677	1,597	80

				$6,162	$22,597	$(16,435)

Open Future Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2013	Unrealized Appreciation (Depreciation)
11	Long	Russell 2000 Mini Index	September 2013	$1,095,409	$1,147,190	$51,781
150	Long	S&P 500 E-Mini Index	September 2013	12,252,519	12,603,750	351,231

						$403,012

123

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Over the Counter Total Return Swap Contracts
Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Gross Unrealized (Depreciation)
Goldman Sachs International	57	5/1/2014	(3 Month USD LIBOR-BBA plus 25 bps)	ishares MSCI EAFE Index	$(14,765)

BBA	— British Banking Association
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

Over the Counter Credit Default Swaps on Credit Indices — Sell Protection (4)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at July 31, 2013(1)	Notional Amount(2)	Value at July 31, 2013(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	(1.000)%	6/20/2018	Goldman Sachs International	0.7350%	$2,400,000	$29,858	$29,256	$602

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$95,915	$—	$95,915
U.S. Corporate Bonds & Notes:	—	393,267	—	393,267
Foreign Corporate Bonds & Notes:	—	193,910	—	193,910
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	1,144,102	—	1,144,102
U.S. Government Treasuries:
United State Treasury Bonds	—	400,094	—	400,094
United State Treasury Notes	—	4,868,754	—	4,868,754
Short-Term Investment Securities:
U.S. Government Agencies	—	1,099,809	—	1,099,809
U.S. Government Treasuries	—	12,794,654	—	12,794,654
Repurchase Agreements	—	800,000	—	800,000
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts - Appreciation	—	41	—	41
Written Call Options on Exchange Traded Futures - Appreciation	2,627	—	—	2,627
Written Put Options on Exchange Traded Futures - Appreciation	80	—	—	80
Open Futures Contracts-Appreciation	403,012	—	—	403,012
Over the Counter Credit Default Swaps on Credit Indices- Sell Protection-Appreciation	—	602	—	602

Total	$405,719	$21,791,148	$—	$22,196,867

124

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:@
Written Options on Interest Rate Swap Contracts - Depreciation	$—	$987	$—	$987
Written Put Options on Exchange Traded Futures - Appreciation	16,515	—	—	16,515
Over the Counter Total Return Swaps Contracts-Depreciation	—	14,765	—	14,765

Total	$16,515	$15,752	$—	$32,267

@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

125

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Time Deposits	13.5%
United States Treasury Notes	10.8
Diversified Banking Institutions	7.9
Medical-Drugs	4.3
Banks-Super Regional	4.1
Medical-HMO	2.9
Cosmetics & Toiletries	2.8
Oil Companies-Exploration & Production	2.8
Diversified Manufacturing Operations	2.7
Cable/Satellite TV	2.5
Multimedia	2.5
Insurance Brokers	2.4
Oil Companies-Integrated	2.2
Semiconductor Equipment	1.8
Banks-Fiduciary	1.7
Food-Misc./Diversified	1.6
Medical-Biomedical/Gene	1.6
Oil-Field Services	1.4
Electric-Integrated	1.3
Medical Instruments	1.3
E-Commerce/Products	1.3
Chemicals-Diversified	1.2
Applications Software	1.2
Finance-Investment Banker/Broker	1.2
Electronic Forms	1.1
Electronic Security Devices	1.1
United States Treasury Bonds	1.0
Electronic Components-Semiconductors	1.0
Agricultural Operations	0.9
Internet Security	0.9
Cellular Telecom	0.9
Food-Wholesale/Distribution	0.9
Telecom Equipment-Fiber Optics	0.8
Financial Guarantee Insurance	0.8
Telecom Services	0.8
Pharmacy Services	0.8
Computers-Memory Devices	0.8
Beverages-Non-alcoholic	0.8
Banks-Commercial	0.7
Medical-Generic Drugs	0.7
Cruise Lines	0.7
Auto-Cars/Light Trucks	0.7
Insurance-Property/Casualty	0.7
Casino Hotels	0.6
Finance-Other Services	0.6
Security Services	0.6
Transport-Rail	0.5
Pipelines	0.5
Building Products-Cement	0.5
Medical-Hospitals	0.4
Aerospace/Defense	0.4
Telephone-Integrated	0.4
Retail-Building Products	0.4
Retirement/Aged Care	0.3
Insurance-Multi-line	0.3
Semiconductor Components-Integrated Circuits	0.3
Steel-Producers	0.2
Casino Services	0.2
Commercial Services-Finance	0.2
Computer Services	0.1
Retail-Mail Order	0.1

Medical Products	0.1%
Real Estate Investment Trusts	0.1
Retail-Auto Parts	0.1
Broadcast Services/Program	0.1

100.1%

*	Calculated as a percentage of net assets

126

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 63.1%
Aerospace/Defense — 0.4%
General Dynamics Corp.	1,114	$95,069

Agricultural Operations — 0.9%
Archer-Daniels-Midland Co.	5,904	215,319

Applications Software — 1.2%
Microsoft Corp.	8,745	278,353

Auto-Cars/Light Trucks — 0.7%
General Motors Co.†	4,335	155,496

Banks-Commercial — 0.7%
BB&T Corp.	4,840	172,740

Banks-Fiduciary — 1.6%
Northern Trust Corp.	2,641	154,604
State Street Corp.	2,964	206,502

		361,106

Banks-Super Regional — 3.8%
Comerica, Inc.	3,858	164,119
Fifth Third Bancorp	8,005	153,936
PNC Financial Services Group, Inc.	4,571	347,625
Wells Fargo & Co.	5,275	229,463

		895,143

Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	3,754	150,461
PepsiCo, Inc.	319	26,649

		177,110

Cable/Satellite TV — 2.4%
Comcast Corp., Class A	5,311	239,420
Time Warner Cable, Inc.	2,884	328,978

		568,398

Cellular Telecom — 0.8%
Vodafone Group PLC ADR	6,093	182,485

Chemicals-Diversified — 1.2%
Dow Chemical Co.	5,386	188,725
PPG Industries, Inc.	588	94,339

		283,064

Cosmetics & Toiletries — 2.7%
Avon Products, Inc.	19,017	434,729
Procter & Gamble Co.	2,360	189,508

		624,237

Cruise Lines — 0.7%
Carnival Corp.	4,450	164,784

Diversified Banking Institutions — 7.4%
Bank of America Corp.	8,808	128,597
Citigroup, Inc.	10,958	571,350
Goldman Sachs Group, Inc.	822	134,833
JPMorgan Chase & Co.	9,499	529,379
Morgan Stanley	12,803	348,369

		1,712,528

Diversified Manufacturing Operations — 2.7%
General Electric Co.	18,832	458,936
Ingersoll-Rand PLC	2,753	168,070

		627,006

E-Commerce/Products — 1.3%
eBay, Inc.†	5,734	296,390

Security Description	Shares	Value (Note 2)

Electric-Integrated — 1.2%
Edison International	1,648	$82,153
FirstEnergy Corp.	1,405	53,488
Pinnacle West Capital Corp.	2,634	155,143

		290,784

Electronic Components-Semiconductors — 0.7%
Texas Instruments, Inc.	4,176	163,699

Electronic Forms — 1.1%
Adobe Systems, Inc.†	5,407	255,643

Electronic Security Devices — 1.1%
Tyco International, Ltd.	7,260	252,721

Finance-Investment Banker/Broker — 1.0%
Charles Schwab Corp.	10,899	240,759

Finance-Other Services — 0.6%
CME Group, Inc.	1,772	131,093

Food-Misc./Diversified — 1.5%
Mondelez International, Inc., Class A	8,722	272,737
Unilever NV	2,089	83,581

		356,318

Food-Wholesale/Distribution — 0.9%
Sysco Corp.	5,956	205,542

Insurance Brokers — 2.4%
Aon PLC	2,218	149,715
Marsh & McLennan Cos., Inc.	7,025	294,137
Willis Group Holdings PLC	2,593	110,980

		554,832

Insurance-Multi-line — 0.3%
ING US, Inc.†	2,037	63,391

Insurance-Property/Casualty — 0.6%
Chubb Corp.	1,481	128,107

Internet Security — 0.9%
Symantec Corp.	7,948	212,053

Medical Instruments — 0.8%
Medtronic, Inc.	3,317	183,231

Medical-Biomedical/Gene — 1.1%
Amgen, Inc.	2,384	258,163

Medical-Drugs — 4.0%
Bristol-Myers Squibb Co.	3,296	142,519
Eli Lilly & Co.	3,198	169,846
Merck & Co., Inc.	5,534	266,573
Novartis AG	2,493	179,408
Pfizer, Inc.	5,761	168,394

		926,740

Medical-Generic Drugs — 0.6%
Teva Pharmaceutical Industries, Ltd. ADR	3,454	137,124

Medical-HMO — 2.6%
Cigna Corp.	2,068	160,952
UnitedHealth Group, Inc.	2,602	189,556
WellPoint, Inc.	3,052	261,129

		611,637

Multimedia — 2.5%
Thomson Reuters Corp.	2,351	80,115
Time Warner, Inc.	1,203	74,899

127

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Multimedia (continued)
Viacom, Inc., Class B	5,785	$420,974

		575,988

Oil Companies-Exploration & Production — 2.0%
Anadarko Petroleum Corp.	1,791	158,539
Canadian Natural Resources, Ltd.	6,128	189,908
Occidental Petroleum Corp.	1,253	111,580

		460,027

Oil Companies-Integrated — 2.0%
Chevron Corp.	2,437	306,794
Exxon Mobil Corp.	1,804	169,125

		475,919

Oil-Field Services — 1.2%
Baker Hughes, Inc.	3,144	149,120
Halliburton Co.	2,845	128,565

		277,685

Pipelines — 0.3%
Williams Cos., Inc.	2,248	76,814

Retail-Building Products — 0.4%
Home Depot, Inc.	1,113	87,960

Security Services — 0.6%
ADT Corp.	3,206	128,496

Semiconductor Equipment — 1.3%
Applied Materials, Inc.	19,259	314,114

Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	7,831	118,953

Telecom Services — 0.8%
Amdocs, Ltd.	4,923	189,388

Telephone-Integrated — 0.3%
Verizon Communications, Inc.	1,305	64,571

Transport-Rail — 0.5%
CSX Corp.	5,133	127,350

Total Common Stock (cost $13,950,713)		14,678,330

PREFERRED STOCK — 0.9%
Banks-Super Regional — 0.3%
KeyCorp. Series A 7.75%	400	51,400
Wells Fargo & Co. VRS 5.85%	1,200	29,436

		80,836

Pharmacy Services — 0.4%
Omnicare Capital Trust II Series B 4.00%	1,300	84,864

Pipelines — 0.2%
El Paso Energy Capital Trust I 4.75%	800	47,024

Total Preferred Stock (cost $211,822)		212,724

Security Description	Principal Amount	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 7.6%
Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 0.75% due 03/30/2043*	$11,000	$12,348

Casino Hotels — 0.6%
MGM Resorts International Company Guar. Notes 4.25% due 04/15/2015	119,000	138,709

Computers-Memory Devices — 0.8%
SanDisk Corp. Senior Notes 1.50% due 08/15/2017	141,000	178,629

Electronic Components-Semiconductors — 0.3%
Micron Technology, Inc. Senior Notes 1.50% due 08/01/2031	3,000	4,283
Micron Technology, Inc. Senior Notes 1.63% due 02/15/2033*	26,000	35,587
Xilinx, Inc. Jr. Sub. Notes 3.13% due 03/15/2037	18,000	28,913

		68,783

Financial Guarantee Insurance — 0.8%
MGIC Investment Corp. Senior Notes 2.00% due 04/01/2020	36,000	47,723
MGIC Investment Corp. Senior Notes 5.00% due 05/01/2017	44,000	47,932
Radian Group, Inc. Senior Notes 2.25% due 03/01/2019	29,000	42,739
Radian Group, Inc. Senior Notes 3.00% due 11/15/2017	36,000	51,142

		189,536

Medical Instruments — 0.5%
NuVasive, Inc. Senior Notes 2.75% due 07/01/2017	49,000	47,775
Volcano Corp. Senior Notes 1.75% due 12/01/2017	76,000	72,200

		119,975

Medical Products — 0.1%
Teleflex, Inc. Senior Sub. Notes 3.88% due 08/01/2017	18,000	24,705

Medical-Biomedical/Gene — 0.5%
Dendreon Corp. Senior Notes 2.88% due 01/15/2016	67,000	48,659
Gilead Sciences, Inc. Senior Notes 1.63% due 05/01/2016	28,000	75,722

		124,381

128

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

CONVERTIBLE BONDS & NOTES (continued)
Medical-Drugs — 0.3%
Salix Pharmaceuticals, Ltd. Senior Notes 1.50% due 03/15/2019	$45,000	$57,516

Medical-HMO — 0.3%
WellPoint, Inc. Senior Notes 2.75% due 10/15/2042*	60,000	78,187

Medical-Hospitals — 0.4%
LifePoint Hospitals, Inc. Senior Sub. Notes 3.50% due 05/15/2014	89,000	97,232

Oil Companies-Exploration & Production — 0.7%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	86,000	96,266
Stone Energy Corp. Company Guar. Notes 1.75% due 03/01/2017	72,000	69,255

		165,521

Oil-Field Services — 0.2%
Helix Energy Solutions Group, Inc. Senior Notes 3.25% due 03/15/2032	32,000	42,560

Pharmacy Services — 0.4%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/2035	38,000	39,995
Omnicare, Inc. Company Guar. Notes 3.75% due 04/01/2042	46,000	62,301

		102,296

Retirement/Aged Care — 0.3%
Brookdale Senior Living, Inc. Senior Notes 2.75% due 06/15/2018	52,000	64,188

Semiconductor Components-Integrated Circuits — 0.3%
Linear Technology Corp. Senior Notes 3.00% due 05/01/2027	57,000	61,774

Semiconductor Equipment — 0.5%
Lam Research Corp. Senior Notes 1.25% due 05/15/2018	50,000	58,187
Novellus Systems, Inc. Company Guar. Notes 2.63% due 05/15/2041	36,000	55,643

		113,830

Steel-Producers — 0.2%
United States Steel Corp. Senior Notes 2.75% due 04/01/2019	50,000	49,969

Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp. Senior Notes 4.00% due 12/15/2020	55,000	76,175

Total Convertible Bonds & Notes (cost $1,701,848)		1,766,314

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 2.5%
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. VRS Jr. Sub. Notes 4.50% due 06/20/2023(1)	$20,000	$18,625

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	8,999

Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	14,451
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	20,000	18,053

		32,504

Casino Services — 0.2%
International Game Technology Senior Notes 3.25% due 05/01/2014	40,000	44,425

Commercial Services-Finance — 0.2%
Moody S Corp. Senior Notes 4.50% due 09/01/2022	35,000	35,623

Computer Services — 0.1%
Computer Sciences Corp. Senior Notes 4.45% due 09/15/2022	30,000	29,814

Cosmetics & Toiletries — 0.1%
Avon Products, Inc. Senior Notes 2.38% due 03/15/2016	25,000	25,272

Diversified Banking Institutions — 0.5%
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	30,000	30,016
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	15,000	13,631
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	35,000	35,062
JPMorgan Chase & Co. VRS Jr. Sub. Notes 6.00% due 08/01/2023(1)	35,000	34,431

		113,140

Electric-Integrated — 0.1%
Baltimore Gas & Electric Co. Senior Notes 3.35% due 07/01/2023	25,000	24,660

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp. Senior Notes 2.20% due 07/25/2018	35,000	34,965

Food-Misc./Diversified — 0.1%
Mondelez International IncMondelez International Inc. Senior Notes 6.50% due 02/09/2040	25,000	30,203

129

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty — 0.1%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	$10,000	$10,106

Medical-Drugs — 0.0%
Zoetis, Inc.* Senior Notes 4.70% due 02/01/2043	5,000	4,759

Medical-Generic Drugs — 0.1%
Mylan, Inc.* Company Guar. Notes 6.00% due 11/15/2018	30,000	32,446

Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/2014	20,000	20,818

Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	14,935

Real Estate Investment Trusts — 0.1%
EPR Properties Senior Notes 5.25% due 07/15/2023	25,000	24,423

Retail-Auto Parts — 0.1%
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	20,000	21,132

Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/2019*	25,000	27,084

Telephone-Integrated — 0.1%
AT&T Inc. Notes 6.15% due 09/15/2034	25,000	27,901

Total U.S. Corporate Bonds & Notes (cost $588,353)		581,834

FOREIGN CORPORATE BONDS & NOTES — 0.2%
Cellular Telecom — 0.1%
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	27,413

Oil Companies-Integrated — 0.1%
Petrobras Global Finance BV Company Guar. Notes 5.63% due 05/20/2043	15,000	12,619

Total Foreign Corporate Bonds & Notes (cost $42,104)		40,032

U.S. GOVERNMENT TREASURIES — 11.8%
United States Treasury Bonds — 1.0%
3.00% due 05/15/2042	75,000	66,575
3.50% due 02/15/2039	175,000	173,578

		240,153

United States Treasury Notes — 10.8%
0.50% due 06/15/2016	1,050,000	1,047,949
0.63% due 07/15/2016	350,000	350,301

Security Description	Principal Amount	Value (Note 2)

United States Treasury Notes (continued)
0.63% due 04/30/2018	$950,000	$919,719
1.75% due 05/15/2022	200,000	189,234

		2,507,203

Total U.S. Government Treasuries (cost $2,789,637)		2,747,356

FOREIGN CONVERTIBLE BONDS & NOTES — 0.5%
Building Products-Cement — 0.5%
Cemex SAB de CV Sub. Notes 4.88% due 03/15/2015 (cost $127,248)	100,000	119,750

Total Long-Term Investment Securities (cost $19,411,725)(2)		20,146,340

SHORT-TERM INVESTMENT SECURITIES — 13.5%
Time Deposits — 13.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2013 (cost $3,147,000)	3,147,000	3,147,000

TOTAL INVESTMENTS (cost $22,558,725)(2)	100.1%	23,293,340
Liabilities in excess of other assets	(0.1)	(31,366)

NET ASSETS	100.0%	$23,261,974

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2013, the aggregate value of these securities was $190,411 representing 0.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

VRS — Variable Rate Security

The rates shown on VRS are the current interest rates at July 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

130

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	CAD	90,205	USD	86,634	08/30/2013	$—	$(1,130)
	CHF	52,091	USD	54,842	08/30/2013	—	(1,457)
	EUR	68,116	USD	88,885	08/30/2013	—	(1,742)
	USD	55,701	EUR	42,135	08/30/2013	358	—

						358	(4,329)

State Street Bank & Trust Co.	CAD	101,790	USD	97,667	08/30/2013	—	(1,369)
	CHF	50,595	USD	53,279	08/30/2013	—	(1,402)
	GBP	79,901	USD	120,599	08/30/2013	—	(925)
	ILS	316,290	USD	88,256	08/30/2013	—	(428)

						—	(4,124)

Net Unrealized Appreciation/(Depreciation)						$358	$(8,453)

CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Currency
GBP	— Pound Sterling
ILS	— Israeli Shekel
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$1,712,528	$—	$—	$1,712,528
Other Industries*	12,965,802	—	—	12,965,802
Preferred Stock	212,724	—	—	212,724
Convertible Bonds & Notes	—	1,766,314	—	1,766,314
U.S. Corporate Bonds & Notes	—	581,834	—	581,834
Foreign Corporate Bonds & Notes	—	40,032	—	40,032
U.S. Government Treasuries:
United States Treasury Bonds	—	240,153	—	240,153
United States Treasury Notes	—	2,507,203	—	2,507,203
Foreign Convertible Bonds & Notes	—	119,750	—	119,750
Short-Term Investment Securities:
Time Deposits	—	3,147,000	—	3,147,000
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Appreciation	—	358	—	358

Total	$14,891,054	$8,402,644	$—	$23,293,698

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Depreciation	$—	$8,453	$—	$8,453

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

131

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Electric-Integrated	31.8%
Pipelines	8.7
Cable/Satellite TV	8.7
Telephone-Integrated	7.0
Gas-Distribution	6.9
Oil Companies-Exploration & Production	5.7
Cellular Telecom	5.0
Independent Power Producers	5.0
Commercial Paper	3.5
Electric-Generation	2.9
Telecom Services	1.9
Energy-Alternate Sources	1.9
Electric-Transmission	1.8
Real Estate Investment Trusts	1.6
Wireless Equipment	1.4
Oil & Gas Drilling	1.4
Electric-Distribution	0.9
Gas-Transportation	0.8
Building-Heavy Construction	0.6
Broadcast Services/Program	0.5
Water	0.4
Oil Refining & Marketing	0.3
Coal	0.2
Multimedia	0.1
Radio	0.1

99.1%

*	Calculated as a percentage of net assets

132

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 88.8%
Broadcast Services/Program — 0.5%
Astro Malaysia Holdings, Bhd	289,300	$267,540

Building-Heavy Construction — 0.6%
Cheung Kong Infrastructure Holdings, Ltd.	43,000	296,902

Cable/Satellite TV — 8.7%
Comcast Corp., Special Class A	45,300	1,952,883
Kabel Deutschland Holding AG	1,599	180,347
Liberty Global PLC, Class A†	9,437	765,529
Liberty Global PLC, Class C†	5,769	445,136
Time Warner Cable, Inc.	9,182	1,047,391

		4,391,286

Cellular Telecom — 5.0%
Cellcom Israel, Ltd.	17,900	200,480
MegaFon OAO GDR	4,090	129,857
Mobile Telesystems OJSC	5,870	48,714
Mobile Telesystems OJSC ADR	31,585	615,592
Tim Participacoes SA ADR	33,626	631,160
Turkcell Iletisim Hizmetleri AS†	59,260	345,896
Vodafone Group PLC	182,504	548,328

		2,520,027

Coal — 0.2%
CONSOL Energy, Inc.	3,220	99,917

Electric-Distribution — 0.9%
AGL Energy, Ltd.	11,230	146,869
Aksa Enerji Uretim AS†	125,684	198,659
Infraestructura Energetica Nova SAB de CV†	23,700	93,703

		439,231

Electric-Generation — 2.9%
AES Corp.	86,160	1,071,830
CEZ AS	9,688	230,470
E. ON Russia JSC	787,304	63,772
Tractebel Energia SA	5,000	79,777

		1,445,849

Electric-Integrated — 25.8%
Alliant Energy Corp.	5,880	311,464
Ameren Corp.	1,490	53,357
American Electric Power Co., Inc.	12,712	589,201
Cia Paranaense de Energia-Copel ADR	11,260	140,300
CLP Holdings, Ltd.	29,000	240,433
CMS Energy Corp.	44,940	1,257,871
Dominion Resources, Inc.	4,320	256,219
DTE Energy Co.	1,470	103,929
Duke Energy Corp.	9,400	667,400
Edison International	21,650	1,079,252
EDP - Energias de Portugal SA	443,394	1,574,951
EDP - Energias do Brasil SA	85,300	441,578
GDF Suez	21,244	445,691
Great Plains Energy, Inc.	11,175	270,323
Iberdrola SA	63,532	350,757
Light SA	25,400	197,067
NextEra Energy, Inc.	8,520	737,917
Northeast Utilities	8,540	379,261
OGE Energy Corp.	20,790	777,546
PG&E Corp.	4,260	195,491
Pinnacle West Capital Corp.	3,540	208,506
Portland General Electric Co.	16,040	508,468
PPL Corp.	22,976	729,947

Security Description	Shares	Value (Note 2)

Electric-Integrated (continued)
Public Service Enterprise Group, Inc.	27,570	$931,590
SSE PLC	15,567	372,981
Transmissora Alianca de Energia Eletrica Sa	15,870	158,815

		12,980,315

Electric-Transmission — 1.8%
ITC Holdings Corp.	2,640	242,273
Red Electrica Corp. SA	11,629	649,070

		891,343

Energy-Alternate Sources — 1.9%
China Longyuan Power Group Corp.	134,000	141,505
EDP Renovaveis SA	156,866	804,487

		945,992

Gas-Distribution — 6.9%
CenterPoint Energy, Inc.	25,860	641,845
China Resources Gas Group, Ltd.	76,000	189,912
Enagas SA	28,889	713,307
Gas Natural SDG SA	15,520	315,900
Hong Kong & China Gas Co., Ltd.	21,000	53,775
National Grid PLC	10,757	128,704
NiSource, Inc.	13,650	419,328
Questar Corp.	5,170	123,356
Sempra Energy	10,340	906,094

		3,492,221

Gas-Transportation — 0.8%
Snam SpA	85,880	405,360

Independent Power Producers — 5.0%
Calpine Corp.†	62,070	1,242,021
Dynegy, Inc.†	650	13,546
NRG Energy, Inc.	45,459	1,219,210
NRG Yield, Inc.†	760	21,660

		2,496,437

Multimedia — 0.1%
Twenty-First Century Fox, Inc.	2,490	74,401

Oil & Gas Drilling — 1.4%
Ensco PLC, Class A	7,180	411,701
Noble Corp.	7,170	273,894

		685,595

Oil Companies-Exploration & Production — 5.7%
Anadarko Petroleum Corp.	2,870	254,053
Cabot Oil & Gas Corp.	2,620	198,648
Energen Corp.	8,330	498,884
EQT Corp.	12,540	1,084,710
Noble Energy, Inc.	5,135	320,886
QEP Resources, Inc.	16,390	499,731

		2,856,912

Oil Refining & Marketing — 0.3%
Cheniere Energy, Inc.†	4,600	131,422

Pipelines — 8.7%
APA Group	11,712	63,164
Enbridge, Inc.	11,170	495,587
Kinder Morgan, Inc.	36,354	1,372,727
ONEOK, Inc.	13,540	716,943
Spectra Energy Corp.	17,340	624,067
TransCanada Corp.	6,880	314,359

133

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Pipelines (continued)
Williams Cos., Inc.	23,660	$808,462

		4,395,309

Radio — 0.1%
Sirius XM Radio, Inc.	6,790	25,327

Real Estate Investment Trusts — 1.6%
American Tower Corp.	11,470	811,961

Telecom Services — 1.9%
Tele2 AB, Series B	25,871	331,417
Telenet Group Holding NV	1,558	75,435
XL Axiata Tbk PT	374,500	163,975
Ziggo NV	10,300	409,160

		979,987

Telephone-Integrated — 6.9%
Bezeq The Israeli Telecommunication Corp., Ltd.	343,950	555,485
CenturyLink, Inc.	12,293	440,704
Frontier Communications Corp.	37,000	161,320
KDDI Corp.	500	27,628
Portugal Telecom SGPS SA	57,772	220,656
TDC A/S	54,284	475,012
Telecom Italia SpA RSP	431,638	226,304
Telefonica Brasil SA ADR	11,753	252,337
Telefonica Deutschland Holding AG*	18,960	129,749
Verizon Communications, Inc.	6,920	342,402
Windstream Corp.	77,960	650,966

		3,482,563

Water — 0.4%
Aguas Andinas SA	46,420	32,521
Cia de Saneamento de Minas Gerais-COPASA	10,800	171,325

		203,846

Wireless Equipment — 0.7%
SBA Communications Corp., Class A†	5,020	371,932

Total Common Stock (cost $38,116,398)		44,691,675

CONVERTIBLE PREFERRED STOCK — 2.6%
Electric-Integrated — 2.6%
NextEra Energy, Inc. 7.00%	9,160	592,652
PPL Corp. 8.75%	12,980	707,150

Total Convertible Preferred Stock (cost $1,175,024)		1,299,802

PREFERRED STOCK — 3.5%
Electric-Integrated — 3.4%
Cia Energetica de Minas Gerais	63,028	576,310
Cia Paranaense de Energia, Class B	22,800	279,434
Dominion Resources, Inc. Series A 6.13%	4,780	247,891
Dominion Resources, Inc. Series B 6.00%	4,780	247,843
NextEra Energy, Inc. 5.89%	6,120	355,756

		1,707,234

Telephone-Integrated — 0.1%
Oi SA	41,600	76,404

Total Preferred Stock (cost $2,044,331)		1,783,638

Security Description	Principal Amount	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 0.7%
Wireless Equipment — 0.7%
SBA Communications Corp. Senior Notes 4.00% due 10/01/2014 (cost $181,264)	$156,000	$383,078

Total Long-Term Investment Securities (cost $41,517,017)		48,158,193

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Commercial Paper — 3.5%
HSBC Americas Inc 3.50% due 08/01/2013 (cost $1,745,000)	1,745,000	1,745,000

TOTAL INVESTMENTS (cost $43,262,017)(1)	99.1%	49,903,193
Other assets less liabilities	0.9	429,311

NET ASSETS	100.0%	$50,332,504

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2013, the aggregate value of these securities was $129,749 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 3 for the cost of investments on a tax basis

ADR — American Depository Receipt

GDR — Global Depository Receipt

RSP — Risparmio Shares-Savings in the Italian Stock Exchange

134

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	939,828	USD	1,252,461	9/18/2013	$1,963	$—
	USD	187,394	GBP	120,379	9/18/2013	—	(4,330)

						1,963	(4,330)

Citibank N.A.	USD	40,651	GBP	26,729	10/18/2013	—	(10)

Credit Suisse London Branch	EUR	4,463	USD	5,843	10/18/2013	—	(95)
	GBP	300,520	USD	448,707	10/18/2013	—	(8,234)
	USD	44,372	EUR	33,378	10/18/2013	45	—

						45	(8,329)

Deutsche Bank AG	EUR	734,944	USD	943,884	10/18/2013	—	(34,115)
	USD	36,882	EUR	27,990	10/18/2013	364	—

						364	(34,115)

JPMorgan Chase Bank N.A	EUR	738,219	USD	948,183	10/18/2013	—	(34,174)
	USD	5,758	EUR	4,362	10/18/2013	47	—

						47	(34,174)

Merrill Lynch International Bank Ltd	GBP	300,520	USD	448,578	10/18/2013	—	(8,363)
	USD	18,738	GBP	12,287	10/18/2013	—	(56)

						—	(8,419)

UBS AG	EUR	966,124	USD	1,287,051	9/18/2013	1,560	—
	GBP	32,467	USD	49,483	10/18/2013	116	—
	USD	24,213	EUR	18,271	10/18/2013	100	—
	USD	55,614	GBP	36,596	10/18/2013	30	—

						1,806	—

Net Unrealized Appreciation (Depreciation)						$4,225	$(89,377)

BRL	— Brazilian Real
EUR	— Euro Dollar
GBP	— British Pound
USD	— United States Dollar

135

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Cable/Satellite TV	$4,391,286	$—	$—	$4,391,286
Cellular Telecom	2,520,027	—	—	2,520,027
Electric-Integrated	12,980,315	—	—	12,980,315
Gas-Distribution	3,492,221	—	—	3,492,221
Independent Power Producers	2,496,437	—	—	2,496,437
Oil Companies-Exploration & Production	2,856,912	—	—	2,856,912
Pipelines	4,395,309	—	—	4,395,309
Telephone-Integrated	3,482,563	—	—	3,482,563
Other Industries*	8,076,605	—	—	8,076,605
Convertible Preferred Stocks	1,299,802	—	—	1,299,802
Preferred Stocks	1,783,638	—	—	1,783,638
Convertible Bonds & Notes	—	383,078	—	383,078
Short-Term Investment Securities:
Commercial Paper	—	1,745,000	—	1,745,000
Other Financial Instruments:@
Open Forward Foreign Contracts-Appreciation	—	4,225	—	4,225

Total	$47,775,115	$2,132,303	$—	$49,907,418

LIABILITIES:
Other Financial Instruments:@
Open Forward Foreign Currency Contracts-Depreciation	$—	$89,377	$—	$89,377

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

136

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Medical-Drugs	5.8%
Oil Companies-Integrated	4.9
Diversified Banking Institutions	4.1
Diversified Manufacturing Operations	3.2
Computers	3.2
Banks-Super Regional	2.7
Electric-Integrated	2.7
Oil Companies-Exploration & Production	2.7
Exchange-Traded Funds	2.5
Telephone-Integrated	2.3
Medical-Biomedical/Gene	2.2
Beverages-Non-alcoholic	2.0
Applications Software	1.9
Real Estate Investment Trusts	1.9
Cosmetics & Toiletries	1.9
Repurchase Agreements	1.9
Computer Services	1.8
Multimedia	1.7
Web Portals/ISP	1.7
Retail-Discount	1.7
Tobacco	1.6
Electronic Components-Semiconductors	1.5
Insurance-Multi-line	1.5
Insurance-Reinsurance	1.3
Retail-Restaurants	1.3
Cable/Satellite TV	1.2
Aerospace/Defense	1.2
Finance-Credit Card	1.2
Food-Misc./Diversified	1.1
Commercial Services-Finance	1.1
Oil-Field Services	1.1
E-Commerce/Products	1.1
Retail-Building Products	1.0
Medical-HMO	1.0
Chemicals-Diversified	1.0
Medical Products	0.9
Networking Products	0.9
Semiconductor Components-Integrated Circuits	0.9
Enterprise Software/Service	0.9
Transport-Rail	0.9
Retail-Drug Store	0.8
Transport-Services	0.7
Investment Management/Advisor Services	0.7
Computers-Memory Devices	0.7
Medical Instruments	0.7
Insurance-Life/Health	0.7
Auto-Cars/Light Trucks	0.6
Aerospace/Defense-Equipment	0.6
Pipelines	0.5
Banks-Fiduciary	0.5
Agricultural Chemicals	0.5
E-Commerce/Services	0.4
Insurance-Property/Casualty	0.4
Instruments-Controls	0.4
Industrial Gases	0.4
Retail-Apparel/Shoe	0.4
Machinery-Construction & Mining	0.4
Banks-Commercial	0.4
Medical-Wholesale Drug Distribution	0.4
Oil Field Machinery & Equipment	0.4
Auto/Truck Parts & Equipment-Original	0.3

Chemicals-Specialty	0.3%
Pharmacy Services	0.3
Oil Refining & Marketing	0.3
Finance-Other Services	0.3
Consumer Products-Misc.	0.3
Retail-Major Department Stores	0.3
Electric Products-Misc.	0.3
Distribution/Wholesale	0.3
Food-Retail	0.3
Athletic Footwear	0.3
Gas-Distribution	0.3
Instruments-Scientific	0.3
Insurance Brokers	0.3
Apparel Manufacturers	0.3
Oil & Gas Drilling	0.3
U.S. Government Treasuries	0.3
Medical-Generic Drugs	0.3
Semiconductor Equipment	0.2
Wireless Equipment	0.2
Metal Processors & Fabrication	0.2
Machinery-Farming	0.2
Hotels/Motels	0.2
Television	0.2
Retail-Auto Parts	0.2
Electronic Components-Misc.	0.2
Data Processing/Management	0.2
Beverages-Wine/Spirits	0.2
Metal-Copper	0.2
Retail-Regional Department Stores	0.2
Finance-Investment Banker/Broker	0.2
Non-Hazardous Waste Disposal	0.2
Paper & Related Products	0.2
Food-Confectionery	0.2
Telecom Equipment-Fiber Optics	0.2
Internet Security	0.2
Broadcast Services/Program	0.2
Agricultural Operations	0.1
Electronic Forms	0.1
Advertising Agencies	0.1
Engines-Internal Combustion	0.1
Food-Wholesale/Distribution	0.1
Electronic Measurement Instruments	0.1
Auto-Heavy Duty Trucks	0.1
Toys	0.1
Tools-Hand Held	0.1
Medical Labs & Testing Services	0.1
Engineering/R&D Services	0.1
Steel-Producers	0.1
Telecommunication Equipment	0.1
Building-Residential/Commercial	0.1
Retail-Bedding	0.1
Cruise Lines	0.1
Publishing-Newspapers	0.1
Electronic Security Devices	0.1
Office Automation & Equipment	0.1
Gold Mining	0.1
Coatings/Paint	0.1
Vitamins & Nutrition Products	0.1
Medical Information Systems	0.1
Food-Meat Products	0.1
Industrial Automated/Robotic	0.1

137

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited) — (continued)

Retail-Automobile	0.1%
Motorcycle/Motor Scooter	0.1
Machinery-Pumps	0.1
Electronic Connectors	0.1
Machinery-General Industrial	0.1
Coal	0.1
Containers-Metal/Glass	0.1
Retail-Office Supplies	0.1
Finance-Consumer Loans	0.1
Casino Hotels	0.1
Appliances	0.1
Commercial Services	0.1
Hazardous Waste Disposal	0.1
Airlines	0.1
Dialysis Centers	0.1
Computers-Integrated Systems	0.1
Savings & Loans/Thrifts	0.1
Containers-Paper/Plastic	0.1
Dental Supplies & Equipment	0.1
Retail-Jewelry	0.1
Security Services	0.1
Independent Power Producers	0.1
Disposable Medical Products	0.1
Metal-Aluminum	0.1
Computer Software	0.1
Electronics-Military	0.1
Retail-Consumer Electronics	0.1
Computer Aided Design	0.1
Diversified Operations	0.1
Entertainment Software	0.1
Brewery	0.1
Filtration/Separation Products	0.1
Home Decoration Products	0.1

101.1%

*	Calculated as a percentage of net assets

138

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	12,510	$205,789
Omnicom Group, Inc.	7,551	485,303

		691,092

Aerospace/Defense — 1.2%
Boeing Co.	19,940	2,095,694
General Dynamics Corp.	9,695	827,371
Lockheed Martin Corp.	7,766	932,852
Northrop Grumman Corp.	6,867	632,176
Raytheon Co.	9,479	680,971
Rockwell Collins, Inc.	3,962	281,976

		5,451,040

Aerospace/Defense-Equipment — 0.6%
United Technologies Corp.	24,698	2,607,368

Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	1,731	339,293
Monsanto Co.	15,589	1,539,882
Mosaic Co.	8,081	332,048

		2,211,223

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	19,245	701,865

Airlines — 0.1%
Southwest Airlines Co.	21,093	291,716

Apparel Manufacturers — 0.3%
Coach, Inc.	8,205	435,931
Ralph Lauren Corp.	1,778	323,703
VF Corp.	2,559	504,123

		1,263,757

Appliances — 0.1%
Whirlpool Corp.	2,312	309,669

Applications Software — 1.9%
Citrix Systems, Inc.†	5,464	393,517
Intuit, Inc.	8,151	521,012
Microsoft Corp.	219,493	6,986,462
Red Hat, Inc.†	5,536	286,599
Salesforce.com, Inc.†	15,849	693,394

		8,880,984

Athletic Footwear — 0.3%
NIKE, Inc., Class B	21,138	1,330,003

Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,984	120,092

Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	114,805	1,937,908
General Motors Co.†	22,481	806,394

		2,744,302

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	10,330	581,269

Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.	3,374	321,981
Delphi Automotive PLC	8,490	456,082
Johnson Controls, Inc.	20,004	804,361

		1,582,424

Security Description	Shares	Value (Note 2)

Banks-Commercial — 0.4%
BB&T Corp.	20,491	$731,324
M&T Bank Corp.	3,579	418,242
Regions Financial Corp.	41,275	413,163
Zions Bancorporation	5,380	159,463

		1,722,192

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	33,895	1,065,998
Northern Trust Corp.	6,357	372,139
State Street Corp.	13,318	927,865

		2,366,002

Banks-Super Regional — 2.7%
Capital One Financial Corp.	17,059	1,177,412
Comerica, Inc.	5,450	231,843
Fifth Third Bancorp	25,542	491,172
Huntington Bancshares, Inc.	24,494	209,424
KeyCorp	26,882	330,380
PNC Financial Services Group, Inc.	15,461	1,175,809
SunTrust Banks, Inc.	15,739	547,560
US Bancorp	54,016	2,015,877
Wells Fargo & Co.	143,846	6,257,301

		12,436,778

Beverages-Non-alcoholic — 2.0%
Coca-Cola Co.	111,856	4,483,188
Coca-Cola Enterprises, Inc.	7,522	282,376
Dr Pepper Snapple Group, Inc.	5,959	278,524
Monster Beverage Corp.†	4,217	257,195
PepsiCo, Inc.	45,160	3,772,666

		9,073,949

Beverages-Wine/Spirits — 0.2%
Beam, Inc.	4,698	305,323
Brown-Forman Corp., Class B	4,429	321,147
Constellation Brands, Inc., Class A†	4,500	234,405

		860,875

Brewery — 0.1%
Molson Coors Brewing Co., Class B	4,586	229,575

Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†	7,146	569,679
Scripps Networks Interactive, Inc., Class A	2,483	175,722

		745,401

Building Products-Cement — 0.0%
Vulcan Materials Co.	3,795	179,048

Building Products-Wood — 0.0%
Masco Corp.	10,422	213,859

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	8,188	164,579
Lennar Corp., Class A	4,832	163,660
PulteGroup, Inc.	9,958	165,601

		493,840

Cable/Satellite TV — 1.2%
Cablevision Systems Corp., Class A	6,317	118,065
Comcast Corp., Class A	76,905	3,466,877
DIRECTV†	16,311	1,031,997
Time Warner Cable, Inc.	8,497	969,253

		5,586,192

139

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Casino Hotels — 0.1%
Wynn Resorts, Ltd.	2,329	$310,060

Casino Services — 0.0%
International Game Technology	7,605	140,464

Chemicals-Diversified — 1.0%
Dow Chemical Co.	35,323	1,237,718
E.I. du Pont de Nemours & Co.	26,880	1,550,707
FMC Corp.	3,975	262,986
LyondellBasell Industries NV, Class A	11,092	762,131
PPG Industries, Inc.	4,165	668,233

		4,481,775

Chemicals-Specialty — 0.3%
Eastman Chemical Co.	4,527	364,107
Ecolab, Inc.	7,779	716,757
International Flavors & Fragrances, Inc.	2,379	191,938
Sigma-Aldrich Corp.	3,513	293,546

		1,566,348

Coal — 0.1%
CONSOL Energy, Inc.	6,677	207,187
Peabody Energy Corp.	7,874	130,394

		337,581

Coatings/Paint — 0.1%
Sherwin-Williams Co.	2,500	435,425

Commercial Services — 0.1%
Iron Mountain, Inc.	4,900	136,220
Quanta Services, Inc.†	6,218	166,705

		302,925

Commercial Services-Finance — 1.1%
Automatic Data Processing, Inc.	14,169	1,021,443
Equifax, Inc.	3,522	222,696
H&R Block, Inc.	7,952	249,932
Mastercard, Inc., Class A	3,053	1,864,192
McGraw Hill Financial, Inc.	8,004	495,128
Moody’s Corp.	5,663	383,782
Paychex, Inc.	9,457	372,984
Total System Services, Inc.	4,696	128,717
Western Union Co.	16,269	292,191

		5,031,065

Computer Aided Design — 0.1%
Autodesk, Inc.†	6,564	232,300

Computer Services — 1.8%
Accenture PLC, Class A	18,984	1,401,209
Cognizant Technology Solutions Corp., Class A†	8,807	637,539
Computer Sciences Corp.	4,387	209,084
International Business Machines Corp.	30,438	5,936,628

		8,184,460

Computer Software — 0.1%
Akamai Technologies, Inc.†	5,189	244,921

Computers — 3.2%
Apple, Inc.	27,411	12,403,477
Dell, Inc.	42,861	543,049
Hewlett-Packard Co.	56,320	1,446,298

		14,392,824

Security Description	Shares	Value (Note 2)

Computers-Integrated Systems — 0.1%
Teradata Corp.†	4,772	$282,121

Computers-Memory Devices — 0.7%
EMC Corp.	61,352	1,604,355
NetApp, Inc.	10,525	432,788
SanDisk Corp.	7,106	391,683
Seagate Technology PLC	9,319	381,240
Western Digital Corp.	6,213	399,993

		3,210,059

Consulting Services — 0.0%
SAIC, Inc.	8,302	126,938

Consumer Products-Misc. — 0.3%
Clorox Co.	3,845	330,439
Kimberly-Clark Corp.	11,232	1,109,722

		1,440,161

Containers-Metal/Glass — 0.1%
Ball Corp.	4,344	194,568
Owens-Illinois, Inc.†	4,803	142,889

		337,457

Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	3,005	123,776
Sealed Air Corp.	5,719	155,786

		279,562

Cosmetics & Toiletries — 1.9%
Avon Products, Inc.	12,647	289,110
Colgate-Palmolive Co.	25,604	1,532,912
Estee Lauder Cos., Inc., Class A	7,023	461,060
Procter & Gamble Co.	80,040	6,427,212

		8,710,294

Cruise Lines — 0.1%
Carnival Corp.	12,967	480,168

Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	1,166	120,833
Fidelity National Information Services, Inc.	8,559	369,406
Fiserv, Inc.†	3,888	374,181

		864,420

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	4,184	179,410
Patterson Cos., Inc.	2,442	99,853

		279,263

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	2,472	287,766

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	2,186	250,516

Distribution/Wholesale — 0.3%
Fastenal Co.	7,884	386,395
Fossil Group, Inc.†	1,542	169,466
Genuine Parts Co.	4,525	371,005
WW Grainger, Inc.	1,746	457,696

		1,384,562

Diversified Banking Institutions — 4.1%
Bank of America Corp.	314,825	4,596,445
Citigroup, Inc.	88,863	4,633,317
Goldman Sachs Group, Inc.	12,586	2,064,482

140

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co.	110,379	$6,151,422
Morgan Stanley	40,069	1,090,277

		18,535,943

Diversified Manufacturing Operations — 3.2%
3M Co.	18,543	2,177,505
Danaher Corp.	16,992	1,144,241
Dover Corp.	4,996	427,858
Eaton Corp. PLC	13,815	952,544
General Electric Co.	301,968	7,358,960
Illinois Tool Works, Inc.	12,101	871,756
Ingersoll-Rand PLC	8,118	495,604
Leggett & Platt, Inc.	4,172	131,043
Parker Hannifin Corp.	4,358	450,094
Pentair, Ltd.	5,966	364,403
Textron, Inc.	8,114	222,161

		14,596,169

Diversified Operations — 0.1%
Leucadia National Corp.	8,616	231,167

E-Commerce/Products — 1.1%
Amazon.com, Inc.†	10,635	3,203,475
eBay, Inc.†	34,109	1,763,094

		4,966,569

E-Commerce/Services — 0.4%
Expedia, Inc.	2,722	128,288
Netflix, Inc.†	1,640	400,521
priceline.com, Inc.†	1,506	1,318,759
TripAdvisor, Inc.†	3,223	241,789

		2,089,357

Electric Products-Misc. — 0.3%
Emerson Electric Co.	20,993	1,288,340
Molex, Inc.	4,047	120,722

		1,409,062

Electric-Generation — 0.0%
AES Corp.	18,095	225,102

Electric-Integrated — 2.7%
Ameren Corp.	7,085	253,714
American Electric Power Co., Inc.	14,194	657,892
CMS Energy Corp.	7,760	217,202
Consolidated Edison, Inc.	8,553	512,325
Dominion Resources, Inc.	16,870	1,000,560
DTE Energy Co.	5,080	359,156
Duke Energy Corp.	20,609	1,463,239
Edison International	9,514	474,273
Entergy Corp.	5,203	351,203
Exelon Corp.	24,993	764,536
FirstEnergy Corp.	12,213	464,949
Integrys Energy Group, Inc.	2,311	145,131
NextEra Energy, Inc.	12,400	1,073,964
Northeast Utilities	9,188	408,039
Pepco Holdings, Inc.	7,259	149,172
PG&E Corp.	12,912	592,532
Pinnacle West Capital Corp.	3,211	189,128
PPL Corp.	18,468	586,728
Public Service Enterprise Group, Inc.	14,776	499,281
SCANA Corp.	4,073	211,429
Southern Co.	25,418	1,139,743
TECO Energy, Inc.	5,972	105,525

Security Description	Shares	Value (Note 2)

Electric-Integrated (continued)
Wisconsin Energy Corp.	6,679	$290,403
Xcel Energy, Inc.	14,521	434,904

		12,345,028

Electronic Components-Misc. — 0.2%
Garmin, Ltd.	3,198	128,176
Jabil Circuit, Inc.	5,385	123,801
TE Connectivity, Ltd.	12,131	619,166

		871,143

Electronic Components-Semiconductors — 1.5%
Advanced Micro Devices, Inc.†	17,735	66,861
Altera Corp.	9,349	332,451
Broadcom Corp., Class A	15,341	422,951
First Solar, Inc.†	1,940	95,526
Intel Corp.	145,170	3,382,461
LSI Corp.†	16,049	124,861
Microchip Technology, Inc.	5,756	228,743
Micron Technology, Inc.†	30,083	398,600
NVIDIA Corp.	16,876	243,521
Texas Instruments, Inc.	32,390	1,269,688
Xilinx, Inc.	7,706	359,793

		6,925,456

Electronic Connectors — 0.1%
Amphenol Corp., Class A	4,667	366,640

Electronic Forms — 0.1%
Adobe Systems, Inc.†	14,658	693,030

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	10,059	449,939
FLIR Systems, Inc.	4,143	134,523

		584,462

Electronic Security Devices — 0.1%
Tyco International, Ltd.	13,550	471,675

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	2,628	244,798

Engineering/R&D Services — 0.1%
Fluor Corp.	4,756	297,535
Jacobs Engineering Group, Inc.†	3,819	226,085

		523,620

Engines-Internal Combustion — 0.1%
Cummins, Inc.	5,152	624,371

Enterprise Software/Service — 0.9%
BMC Software, Inc.†	3,867	177,766
CA, Inc.	9,673	287,675
Oracle Corp.	107,303	3,471,252

		3,936,693

Entertainment Software — 0.1%
Electronic Arts, Inc.†	8,837	230,822

Filtration/Separation Products — 0.1%
Pall Corp.	3,257	227,860

Finance-Consumer Loans — 0.1%
SLM Corp.	12,972	320,538

Finance-Credit Card — 1.2%
American Express Co.	27,913	2,059,142
Discover Financial Services	14,322	709,082
Visa, Inc., Class A	14,800	2,619,748

		5,387,972

141

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	32,147	$710,127
E*TRADE Financial Corp.†	8,376	124,803

		834,930

Finance-Other Services — 0.3%
CME Group, Inc.	8,970	663,601
IntercontinentalExchange, Inc.†	2,125	387,706
NASDAQ OMX Group, Inc.	3,438	111,391
NYSE Euronext	7,096	299,167

		1,461,865

Food-Confectionery — 0.2%
Hershey Co.	4,377	415,246
J.M. Smucker Co.	3,132	352,413

		767,659

Food-Meat Products — 0.1%
Hormel Foods Corp.	3,944	167,028
Tyson Foods, Inc., Class A	8,290	228,970

		395,998

Food-Misc./Diversified — 1.1%
Campbell Soup Co.	5,212	243,922
ConAgra Foods, Inc.	12,172	440,748
General Mills, Inc.	18,826	978,952
Kellogg Co.	7,410	490,838
Kraft Foods Group, Inc.	17,360	982,229
McCormick & Co., Inc.	3,852	275,842
Mondelez International, Inc., Class A	52,112	1,629,542

		5,042,073

Food-Retail — 0.3%
Kroger Co.	15,187	596,393
Safeway, Inc.	7,040	181,562
Whole Foods Market, Inc.	10,072	559,802

		1,337,757

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	17,332	598,127

Gas-Distribution — 0.3%
AGL Resources, Inc.	3,451	158,021
CenterPoint Energy, Inc.	12,514	310,597
NiSource, Inc.	9,112	279,921
Sempra Energy	6,582	576,781

		1,325,320

Gold Mining — 0.1%
Newmont Mining Corp.	14,520	435,600

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	2,520	292,169

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	8,425	227,644

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	6,996	290,824
Starwood Hotels & Resorts Worldwide, Inc.	5,682	375,864
Wyndham Worldwide Corp.	3,967	247,144

		913,832

Human Resources — 0.0%
Robert Half International, Inc.	4,075	151,753

Security Description	Shares	Value (Note 2)

Independent Power Producers — 0.1%
NRG Energy, Inc.	9,417	$252,564

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	4,079	395,051

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	6,084	660,966
Airgas, Inc.	1,924	198,576
Praxair, Inc.	8,636	1,037,788

		1,897,330

Instruments-Controls — 0.4%
Honeywell International, Inc.	22,976	1,906,548

Instruments-Scientific — 0.3%
PerkinElmer, Inc.	3,269	111,440
Thermo Fisher Scientific, Inc.	10,482	955,015
Waters Corp.†	2,502	252,552

		1,319,007

Insurance Brokers — 0.3%
Aon PLC	9,027	609,323
Marsh & McLennan Cos., Inc.	16,074	673,018

		1,282,341

Insurance-Life/Health — 0.7%
Aflac, Inc.	13,615	839,773
Lincoln National Corp.	7,839	326,651
Principal Financial Group, Inc.	8,054	349,221
Prudential Financial, Inc.	13,609	1,074,703
Torchmark Corp.	2,700	191,916
Unum Group	7,795	246,634

		3,028,898

Insurance-Multi-line — 1.5%
ACE, Ltd.	9,933	907,678
Allstate Corp.	13,685	697,661
American International Group, Inc.†(1)	43,114	1,962,118
Assurant, Inc.	2,248	121,752
Cincinnati Financial Corp.	4,291	210,259
Genworth Financial, Inc., Class A†	14,400	187,056
Hartford Financial Services Group, Inc.	13,313	410,839
Loews Corp.	8,973	408,720
MetLife, Inc.	31,978	1,548,375
XL Group PLC	8,460	265,221

		6,719,679

Insurance-Property/Casualty — 0.4%
Chubb Corp.	7,568	654,632
Progressive Corp.	16,184	420,946
Travelers Cos., Inc.	10,993	918,465

		1,994,043

Insurance-Reinsurance — 1.3%
Berkshire Hathaway, Inc., Class B†	53,274	6,172,858

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	2,300	201,848

Internet Security — 0.2%
Symantec Corp.	20,344	542,778
VeriSign, Inc.†	4,402	210,592

		753,370

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	5,884	523,676
BlackRock, Inc.	3,646	1,028,026

142

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Investment Management/Advisor Services (continued)
Franklin Resources, Inc.	12,105	$591,692
Invesco, Ltd.	12,984	417,955
Legg Mason, Inc.	3,255	111,939
T. Rowe Price Group, Inc.	7,573	569,793

		3,243,081

Linen Supply & Related Items — 0.0%
Cintas Corp.	3,040	144,430

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	19,201	1,591,955
Joy Global, Inc.	3,103	153,598

		1,745,553

Machinery-Farming — 0.2%
Deere & Co.	11,332	941,349

Machinery-General Industrial — 0.1%
Roper Industries, Inc.	2,891	364,150

Machinery-Pumps — 0.1%
Flowserve Corp.	4,175	236,639
Xylem, Inc.	5,410	134,871

		371,510

Medical Information Systems — 0.1%
Cerner Corp.†	8,534	418,166

Medical Instruments — 0.7%
Boston Scientific Corp.†	39,398	430,226
Edwards Lifesciences Corp.†	3,299	235,483
Intuitive Surgical, Inc.†	1,172	454,736
Medtronic, Inc.	29,535	1,631,513
St Jude Medical, Inc.	8,274	433,475

		3,185,433

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	2,714	262,552
Quest Diagnostics, Inc.	4,615	269,101

		531,653

Medical Products — 0.9%
Baxter International, Inc.	15,826	1,155,931
Becton, Dickinson and Co.	5,672	588,300
CareFusion Corp.†	6,418	247,542
Covidien PLC	13,739	846,735
Hospira, Inc.†	4,833	196,703
Stryker Corp.	8,390	591,159
Varian Medical Systems, Inc.†	3,166	229,535
Zimmer Holdings, Inc.	4,916	410,388

		4,266,293

Medical-Biomedical/Gene — 2.2%
Alexion Pharmaceuticals, Inc.†	5,699	662,395
Amgen, Inc.	21,901	2,371,659
Biogen Idec, Inc.†	6,931	1,511,859
Celgene Corp.†	12,181	1,788,902
Gilead Sciences, Inc.†	44,545	2,737,290
Life Technologies Corp.†	5,031	375,312
Regeneron Pharmaceuticals, Inc.†	2,230	602,234

		10,049,651

Medical-Drugs — 5.8%
Abbott Laboratories	45,524	1,667,544
AbbVie, Inc.	46,250	2,103,450

Security Description	Shares	Value (Note 2)

Medical-Drugs (continued)
Allergan, Inc.	8,655	$788,644
Bristol-Myers Squibb Co.	47,968	2,074,136
Eli Lilly & Co.	28,951	1,537,588
Forest Laboratories, Inc.†	6,852	298,473
Johnson & Johnson	82,029	7,669,711
Merck & Co., Inc.	88,183	4,247,775
Pfizer, Inc.	194,882	5,696,401
Zoetis, Inc.	14,601	435,256

		26,518,978

Medical-Generic Drugs — 0.3%
Actavis, Inc.†	3,730	500,827
Mylan, Inc.†	11,128	373,456
Perrigo Co.	2,581	321,050

		1,195,333

Medical-HMO — 1.0%
Aetna, Inc.	11,046	708,822
Cigna Corp.	8,332	648,479
Humana, Inc.	4,599	419,705
UnitedHealth Group, Inc.	29,788	2,170,056
WellPoint, Inc.	8,771	750,447

		4,697,509

Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	3,023	134,977

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	6,742	392,856
Cardinal Health, Inc.	9,982	499,999
McKesson Corp.	6,618	811,764

		1,704,619

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	4,273	947,410

Metal-Aluminum — 0.1%
Alcoa, Inc.	31,230	248,279

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	30,319	857,421

Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	4,470	87,210

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	6,545	371,560

Multimedia — 1.7%
Time Warner, Inc.	27,222	1,694,842
Twenty-First Century Fox, Inc.	58,130	1,736,924
Viacom, Inc., Class B	13,028	948,048
Walt Disney Co.	52,593	3,400,137

		7,779,951

Networking Products — 0.9%
Cisco Systems, Inc.	156,073	3,987,665

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	8,666	293,864
Waste Management, Inc.	12,820	538,825

		832,689

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	5,883	97,129
Xerox Corp.	35,859	347,832

		444,961

143

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	2,908	$130,075

Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.	2,030	136,903
Ensco PLC, Class A	6,803	390,084
Helmerich & Payne, Inc.	3,107	196,362
Nabors Industries, Ltd.	8,604	132,416
Noble Corp.	7,397	282,565
Rowan Cos. PLC, Class A†	3,627	124,588

		1,262,918

Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp.	14,644	1,296,287
Apache Corp.	11,443	918,301
Cabot Oil & Gas Corp.	6,154	466,596
Chesapeake Energy Corp.	15,154	353,088
ConocoPhillips	35,706	2,315,891
Denbury Resources, Inc.†	10,897	190,698
Devon Energy Corp.	11,026	606,540
EOG Resources, Inc.	7,945	1,155,918
EQT Corp.	4,392	379,908
Newfield Exploration Co.†	3,955	97,293
Noble Energy, Inc.	10,488	655,395
Occidental Petroleum Corp.	23,527	2,095,080
Pioneer Natural Resources Co.	3,988	617,183
QEP Resources, Inc.	5,235	159,615
Range Resources Corp.	4,762	376,674
Southwestern Energy Co.†	10,265	398,179
WPX Energy, Inc.†	5,847	112,321

		12,194,967

Oil Companies-Integrated — 4.9%
Chevron Corp.	56,624	7,128,395
Exxon Mobil Corp.	129,850	12,173,438
Hess Corp.	8,722	649,440
Marathon Oil Corp.	20,700	752,652
Murphy Oil Corp.	5,298	358,781
Phillips 66	18,084	1,112,166

		22,174,872

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	7,243	429,510
FMC Technologies, Inc.†	6,926	369,156
National Oilwell Varco, Inc.	12,478	875,581

		1,674,247

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	9,485	695,535
Tesoro Corp.	3,966	225,467
Valero Energy Corp.	15,926	569,673

		1,490,675

Oil-Field Services — 1.1%
Baker Hughes, Inc.	12,902	611,942
Halliburton Co.	27,219	1,230,026
Schlumberger, Ltd.	38,824	3,157,556

		4,999,524

Paper & Related Products — 0.2%
International Paper Co.	12,991	627,595
MeadWestvaco Corp.	5,167	190,921

		818,516

Security Description	Shares	Value (Note 2)

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	23,840	$1,562,712

Pipelines — 0.5%
Kinder Morgan, Inc.	18,451	696,710
ONEOK, Inc.	6,019	318,706
Spectra Energy Corp.	19,542	703,317
Williams Cos., Inc.	19,936	681,213

		2,399,946

Publishing-Newspapers — 0.1%
Gannett Co., Inc.	6,683	172,154
News Corp., Class A†	14,532	231,495
Washington Post Co., Class B	132	70,931

		474,580

Publishing-Periodicals — 0.0%
Nielsen Holdings NV	6,115	204,363

Real Estate Investment Trusts — 1.9%
American Tower Corp.	11,549	817,554
Apartment Investment & Management Co., Class A	4,261	125,188
AvalonBay Communities, Inc.	3,551	480,592
Boston Properties, Inc.	4,431	473,895
Equity Residential	9,360	524,160
HCP, Inc.	13,273	582,287
Health Care REIT, Inc.	8,306	535,654
Host Hotels & Resorts, Inc.	21,748	388,419
Kimco Realty Corp.	11,936	269,157
Macerich Co.	4,015	249,131
Plum Creek Timber Co., Inc.	4,755	231,949
Prologis, Inc.	14,550	558,138
Public Storage	4,215	671,112
Simon Property Group, Inc.	9,077	1,452,865
Ventas, Inc.	8,561	562,800
Vornado Realty Trust	4,968	421,336
Weyerhaeuser Co.	16,841	478,284

		8,822,521

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	8,867	205,448

Retail-Apparel/Shoe — 0.4%
Abercrombie & Fitch Co., Class A	2,287	114,053
Gap, Inc.	8,467	388,635
L Brands, Inc.	7,014	391,171
PVH Corp.	2,366	311,815
Ross Stores, Inc.	6,418	433,022
Urban Outfitters, Inc.†	3,217	136,916

		1,775,612

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	1,061	475,943
O’Reilly Automotive, Inc.†	3,225	403,964

		879,907

Retail-Automobile — 0.1%
AutoNation, Inc.†	1,133	54,271
CarMax, Inc.†	6,558	321,604

		375,875

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	6,383	488,108

144

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail-Building Products — 1.0%
Home Depot, Inc.	42,660	$3,371,420
Lowe’s Cos., Inc.	31,318	1,396,156

		4,767,576

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	3,474	170,434

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	7,840	235,906

Retail-Discount — 1.7%
Costco Wholesale Corp.	12,752	1,495,682
Dollar General Corp.†	8,796	480,877
Dollar Tree, Inc.†	6,536	350,657
Family Dollar Stores, Inc.	2,786	191,565
Target Corp.	18,739	1,335,154
Wal-Mart Stores, Inc.	47,845	3,729,039

		7,582,974

Retail-Drug Store — 0.8%
CVS Caremark Corp.	35,756	2,198,636
Walgreen Co.	25,179	1,265,245

		3,463,881

Retail-Jewelry — 0.1%
Tiffany & Co.	3,502	278,444

Retail-Major Department Stores — 0.3%
J.C. Penney Co., Inc.†	4,181	61,042
Nordstrom, Inc.	4,342	265,904
TJX Cos., Inc.	21,020	1,093,881

		1,420,827

Retail-Office Supplies — 0.1%
Staples, Inc.	19,388	329,984

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	3,017	220,905

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	5,950	315,231
Macy’s, Inc.	11,204	541,601

		856,832

Retail-Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†	902	371,868
Darden Restaurants, Inc.	3,790	185,899
McDonald’s Corp.	29,277	2,871,488
Starbucks Corp.	21,865	1,557,663
Yum! Brands, Inc.	13,137	957,950

		5,944,868

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	7,170	132,645

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	13,882	132,712
People’s United Financial, Inc.	9,900	148,500

		281,212

Security Services — 0.1%
ADT Corp.	6,388	256,031

Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	8,999	444,191
Linear Technology Corp.	6,811	276,254
QUALCOMM, Inc.	50,459	3,257,128

		3,977,573

Security Description	Shares	Value (Note 2)

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	35,091	$572,334
KLA-Tencor Corp.	4,844	284,004
Lam Research Corp.†	4,752	233,893
Teradyne, Inc.†	5,567	91,800

		1,182,031

Steel-Producers — 0.1%
Nucor Corp.	9,280	434,118
United States Steel Corp.	4,213	73,096

		507,214

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	3,152	86,901

Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	43,078	654,355
JDS Uniphase Corp.†	6,907	101,326

		755,681

Telecommunication Equipment — 0.1%
Harris Corp.	3,200	182,624
Juniper Networks, Inc.†	14,784	320,369

		502,993

Telephone-Integrated — 2.3%
AT&T, Inc.	157,115	5,541,446
CenturyLink, Inc.	17,785	637,592
Frontier Communications Corp.	29,138	127,042
Verizon Communications, Inc.	83,554	4,134,252
Windstream Corp.	17,310	144,538

		10,584,870

Television — 0.2%
CBS Corp., Class B	16,664	880,526

Tobacco — 1.6%
Altria Group, Inc.	58,659	2,056,584
Lorillard, Inc.	11,032	469,191
Philip Morris International, Inc.	47,762	4,259,415
Reynolds American, Inc.	9,297	459,551

		7,244,741

Tools-Hand Held — 0.1%
Snap-on, Inc.	1,701	161,340
Stanley Black & Decker, Inc.	4,728	400,083

		561,423

Toys — 0.1%
Hasbro, Inc.	3,362	154,652
Mattel, Inc.	10,086	423,915

		578,567

Transport-Rail — 0.9%
CSX Corp.	29,845	740,455
Kansas City Southern	3,217	346,632
Norfolk Southern Corp.	9,201	673,145
Union Pacific Corp.	13,631	2,161,740

		3,921,972

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	4,688	279,499
Expeditors International of Washington, Inc.	6,033	243,251
FedEx Corp.	8,606	912,236
Ryder System, Inc.	1,516	93,749
United Parcel Service, Inc., Class B	20,749	1,801,013

		3,329,748

145

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	5,912	$430,630

Web Portals/ISP — 1.7%
Google, Inc., Class A†	7,847	6,964,997
Yahoo!, Inc.†	27,823	781,548

		7,746,545

Wireless Equipment — 0.2%
Crown Castle International Corp.†	8,561	601,410
Motorola Solutions, Inc.	7,933	434,967

		1,036,377

Total Common Stock (cost $388,623,640)		438,058,699

EXCHANGE-TRADED FUNDS — 2.5%
iShares S&P 500 Index Fund (cost $11,409,196)	67,300	11,408,696

Total Long-Term Investment Securities (cost $400,032,836)		449,467,395

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.04% due 09/12/2013 (cost $1,214,943)(2)	$1,215,000	$1,214,943

REPURCHASE AGREEMENT — 1.9%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $8,619,000)	8,619,000	8,619,000

TOTAL INVESTMENTS (cost $409,866,779) (4)	101.1%	459,301,338
Liabilities in excess of other assets	(1.1)	(4,885,969)

NET ASSETS	100.0%	$454,415,369

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 3 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2013	Unrealized Appreciation (Depreciation)
51	Long	S&P 500 E-Mini Index	September 2013	$4,146,698	$4,285,275	$138,577

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$26,518,978	$—	$—	$26,518,978
Other Industries*	411,539,721	—	—	411,539,721
Exchange-Traded Funds	11,408,696	—	—	11,408,696
Short-Term Investment Securities:
U.S. Government Treasuries	—	1,214,943	—	1,214,943
Repurchase Agreement	—	8,619,000	—	8,619,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	138,577	—	—	138,577

Total	$449,605,972	$9,833,943	$—	$459,439,915

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

146

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Medical-Drugs	10.7%
Banks-Super Regional	6.8
Oil Companies-Integrated	4.8
Oil Companies-Exploration & Production	4.6
Electric-Integrated	3.8
Investment Management/Advisor Services	3.4
Retail-Restaurants	3.2
Time Deposits	2.9
Banks-Commercial	2.8
Insurance-Multi-line	2.8
Tobacco	2.3
Gas-Distribution	2.2
Semiconductor Components-Integrated Circuits	2.2
Telephone-Integrated	2.2
Diversified Manufacturing Operations	2.2
Medical Products	2.1
Commercial Services-Finance	1.9
Retail-Building Products	1.9
Electronic Components-Semiconductors	1.8
Food-Confectionery	1.6
Insurance-Property/Casualty	1.6
Multimedia	1.5
Pipelines	1.5
Finance-Other Services	1.4
Cable/Satellite TV	1.4
Aerospace/Defense-Equipment	1.4
Cosmetics & Toiletries	1.4
Chemicals-Diversified	1.4
Insurance-Life/Health	1.3
Food-Misc./Diversified	1.3
Industrial Gases	1.2
Banks-Fiduciary	1.2
Semiconductor Equipment	1.2
Instruments-Controls	1.1
Electric Products-Misc.	1.1
Retail-Mail Order	1.0
Transport-Services	1.0
Beverages-Non-alcoholic	1.0
Applications Software	1.0
Distribution/Wholesale	1.0
Apparel Manufacturers	1.0
Auto-Heavy Duty Trucks	0.9
Insurance Brokers	0.9
Computer Services	0.9
Retail-Apparel/Shoe	0.9
Insurance-Reinsurance	0.9
Tools-Hand Held	0.8
Data Processing/Management	0.8
Retail-Major Department Stores	0.8
Computers	0.7
Theaters	0.7
Real Estate Investment Trusts	0.5
Consumer Products-Misc.	0.5
Retail-Jewelry	0.4

101.9%

*	Calculated as a percentage of net assets

147

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.0%
Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	69,270	$7,312,834

Apparel Manufacturers — 1.0%
VF Corp.	26,626	5,245,322

Applications Software — 1.0%
Microsoft Corp.	166,355	5,295,080

Auto-Heavy Duty Trucks — 0.9%
PACCAR, Inc.	87,236	4,908,770

Banks-Commercial — 2.8%
BB&T Corp.	161,292	5,756,512
Cullen/Frost Bankers, Inc.	53,260	3,836,850
M&T Bank Corp.	42,980	5,022,643

		14,616,005

Banks-Fiduciary — 1.2%
Northern Trust Corp.	103,539	6,061,173

Banks-Super Regional — 6.8%
PNC Financial Services Group, Inc.	100,220	7,621,731
US Bancorp	131,155	4,894,705
Wells Fargo & Co.	517,165	22,496,677

		35,013,113

Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	132,120	5,295,370

Cable/Satellite TV — 1.4%
Comcast Corp., Special Class A	71,590	3,086,245
Time Warner Cable, Inc.	37,673	4,297,359

		7,383,604

Chemicals-Diversified — 1.4%
E.I. du Pont de Nemours & Co.	63,092	3,639,777
PPG Industries, Inc.	22,358	3,587,118

		7,226,895

Commercial Services-Finance — 1.9%
Automatic Data Processing, Inc.	66,800	4,815,612
McGraw Hill Financial, Inc.	83,385	5,158,196

		9,973,808

Computer Services — 0.9%
Accenture PLC, Class A	61,920	4,570,315

Computers — 0.7%
Apple, Inc.	7,931	3,588,777

Consumer Products-Misc. — 0.5%
Tupperware Brands Corp.	28,910	2,436,535

Cosmetics & Toiletries — 1.4%
Procter & Gamble Co.	90,925	7,301,277

Data Processing/Management — 0.8%
Fidelity National Information Services, Inc.	94,070	4,060,061

Distribution/Wholesale — 1.0%
Genuine Parts Co.	64,505	5,288,765

Diversified Manufacturing Operations — 2.2%
3M Co.	50,090	5,882,069
Illinois Tool Works, Inc.	73,640	5,305,025

		11,187,094

Security Description	Shares	Value (Note 2)

Electric Products-Misc. — 1.1%
Emerson Electric Co.	50,717	$3,112,502
Molex, Inc.	92,565	2,761,214

		5,873,716

Electric-Integrated — 3.8%
CMS Energy Corp.	128,465	3,595,735
DTE Energy Co.	6,460	456,722
Edison International	55,240	2,753,714
NextEra Energy, Inc.	57,370	4,968,816
Northeast Utilities	48,649	2,160,502
Xcel Energy, Inc.	186,019	5,571,269

		19,506,758

Electronic Components-Semiconductors — 1.8%
Texas Instruments, Inc.	104,030	4,077,976
Xilinx, Inc.	109,339	5,105,038

		9,183,014

Finance-Other Services — 1.4%
CME Group, Inc.	100,919	7,465,988

Food-Confectionery — 1.6%
Hershey Co.	63,249	6,000,433
J.M. Smucker Co.	21,550	2,424,806

		8,425,239

Food-Misc./Diversified — 1.3%
Mondelez International, Inc., Class A	210,174	6,572,141

Gas-Distribution — 2.2%
NiSource, Inc.	143,259	4,400,917
Sempra Energy	82,451	7,225,181

		11,626,098

Industrial Gases — 1.2%
Air Products & Chemicals, Inc.	59,410	6,454,302

Instruments-Controls — 1.1%
Honeywell International, Inc.	71,670	5,947,177

Insurance Brokers — 0.9%
Arthur J. Gallagher & Co.	109,075	4,840,748

Insurance-Life/Health — 1.3%
Prudential Financial, Inc.	84,075	6,639,403

Insurance-Multi-line — 2.8%
Cincinnati Financial Corp.	70,400	3,449,600
Hartford Financial Services Group, Inc.	183,198	5,653,490
MetLife, Inc.	112,090	5,427,398

		14,530,488

Insurance-Property/Casualty — 1.6%
Travelers Cos., Inc.	99,103	8,280,056

Insurance-Reinsurance — 0.9%
Validus Holdings, Ltd.	126,930	4,497,130

Investment Management/Advisor Services — 3.4%
Ameriprise Financial, Inc.	49,275	4,385,475
BlackRock, Inc.	17,590	4,959,677
T. Rowe Price Group, Inc.	107,697	8,103,122

		17,448,274

Medical Products — 2.1%
Baxter International, Inc.	71,950	5,255,228
Becton, Dickinson and Co.	55,421	5,748,266

		11,003,494

148

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-Drugs — 10.7%
AbbVie, Inc.	100,260	$4,559,825
Bristol-Myers Squibb Co.	160,866	6,955,846
Johnson & Johnson	157,520	14,728,120
Merck & Co., Inc.	309,945	14,930,050
Pfizer, Inc.	498,290	14,565,017

		55,738,858

Multimedia — 1.5%
Time Warner, Inc.	126,930	7,902,662

Oil Companies-Exploration & Production — 4.6%
ConocoPhillips	194,900	12,641,214
Occidental Petroleum Corp.	124,662	11,101,151

		23,742,365

Oil Companies-Integrated — 4.8%
Chevron Corp.	96,724	12,176,584
Exxon Mobil Corp.	137,474	12,888,188

		25,064,772

Pipelines — 1.5%
Kinder Morgan, Inc.	106,542	4,023,026
Williams Cos., Inc.	108,612	3,711,272

		7,734,298

Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities, Inc.	38,070	2,607,795

Retail-Apparel/Shoe — 0.9%
L Brands, Inc.	81,796	4,561,763

Retail-Building Products — 1.9%
Home Depot, Inc.	123,670	9,773,640

Retail-Jewelry — 0.4%
Tiffany & Co.	22,981	1,827,219

Retail-Mail Order — 1.0%
Williams-Sonoma, Inc.	92,412	5,439,370

Retail-Major Department Stores — 0.8%
Nordstrom, Inc.	64,080	3,924,259

Retail-Restaurants — 3.2%
Brinker International, Inc.	89,931	3,610,730
Dunkin’ Brands Group, Inc.	83,664	3,614,285
McDonald’s Corp.	26,943	2,642,569
Yum! Brands, Inc.	89,225	6,506,287

		16,373,871

Semiconductor Components-Integrated Circuits — 2.2%
Analog Devices, Inc.	141,086	6,964,005
QUALCOMM, Inc.	70,232	4,533,475

		11,497,480

Semiconductor Equipment — 1.2%
KLA-Tencor Corp.	103,260	6,054,134

Telephone-Integrated — 2.2%
AT&T, Inc.	82,690	2,916,476
CenturyLink, Inc.	3,810	136,589
Verizon Communications, Inc.	168,460	8,335,401

		11,388,466

Theaters — 0.7%
Cinemark Holdings, Inc.	119,750	3,487,120

Security Description	Shares/ Principal Amount	Value (Note 2)

Tobacco — 2.3%
Lorillard, Inc.	84,704	$3,602,461
Philip Morris International, Inc.	92,845	8,279,917

		11,882,378

Tools-Hand Held — 0.8%
Snap-on, Inc.	43,790	4,153,481

Transport-Services — 1.0%
United Parcel Service, Inc., Class B	61,127	5,305,824

Total Long-Term Investment Securities (cost $419,005,750)		513,518,579

SHORT-TERM INVESTMENT SECURITIES — 2.9%
Time Deposits — 2.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2013 (cost $15,274,000)	$15,274,000	15,274,000

TOTAL INVESTMENTS (cost $434,279,750) (1)	101.9%	528,792,579
Liabilities in excess of other assets	(1.9)	(10,081,408)

NET ASSETS	100.0%	$518,711,171

(1)	See Note 3 for cost of investments on a tax basis.

149

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$35,013,113	$—	$—	$35,013,113
Medical-Drugs	55,738,858	—	—	55,738,858
Other Industries*	422,766,608	—	—	422,766,608
Short-Term Investment Securities:
Time Deposits	—	15,274,000	—	15,274,000

Total	$513,518,579	$15,274,000	$—	$528,792,579

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

150

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Medical-Drugs	7.2%
Diversified Banking Institutions	6.5
Computers	5.2
Tobacco	4.3
Oil Companies-Integrated	3.6
Commercial Services-Finance	3.5
Banks-Commercial	3.3
Oil Field Machinery & Equipment	3.2
Pharmacy Services	3.2
Computer Services	3.1
Transport-Rail	3.1
Retail-Auto Parts	3.1
Medical Products	3.0
E-Commerce/Products	2.7
Repurchase Agreements	2.5
Electronic Security Devices	2.5
Food-Misc./Diversified	2.4
Applications Software	2.2
Finance-Credit Card	2.1
Building Products-Cement	2.1
Oil Companies-Exploration & Production	1.9
Medical-HMO	1.9
Multimedia	1.8
Web Portals/ISP	1.7
Consulting Services	1.7
Retail-Major Department Stores	1.6
Soap & Cleaning Preparation	1.5
Medical-Generic Drugs	1.5
Internet Content-Entertainment	1.5
Insurance Brokers	1.5
Semiconductor Components-Integrated Circuits	1.4
Transport-Services	1.4
Auto-Cars/Light Trucks	1.2
Telecom Equipment-Fiber Optics	1.1
Beverages-Non-alcoholic	1.1
Food-Confectionery	1.1
Finance-Other Services	0.9
Retail-Apparel/Shoe	0.8
Computers-Memory Devices	0.8
Telecom Services	0.8
Insurance-Life/Health	0.7
Cellular Telecom	0.7
Security Services	0.7
Industrial Gases	0.6
Electronics-Military	0.6
Decision Support Software	0.4
Chemicals-Diversified	0.3
Auto/Truck Parts & Equipment-Original	0.2

100.2%

*	Calculated as a percentage of net assets

151

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.9%
Applications Software — 2.2%
Microsoft Corp.	90,410	$2,877,750

Auto-Cars/Light Trucks — 1.2%
Ford Motor Co.	92,630	1,563,594

Auto/Truck Parts & Equipment-Original — 0.2%
Delphi Automotive PLC	4,610	247,649

Banks-Commercial — 3.3%
CIT Group, Inc.†	73,590	3,687,595
M&T Bank Corp.	4,940	577,288

		4,264,883

Beverages-Non-alcoholic — 1.1%
Dr Pepper Snapple Group, Inc.	31,140	1,455,484

Building Products-Cement — 2.1%
Vulcan Materials Co.	56,710	2,675,578

Cellular Telecom — 0.7%
America Movil SAB de CV, Series L ADR	43,140	905,077

Chemicals-Diversified — 0.3%
PPG Industries, Inc.	2,020	324,089

Commercial Services-Finance — 3.5%
Mastercard, Inc., Class A	1,130	689,989
McGraw Hill Financial, Inc.	51,500	3,185,790
Moody’s Corp.	9,710	658,047

		4,533,826

Computer Services — 3.1%
International Business Machines Corp.	20,610	4,019,774

Computers — 5.2%
Apple, Inc.	14,680	6,642,700

Computers-Memory Devices — 0.8%
Western Digital Corp.	15,200	978,576

Consulting Services — 1.7%
Towers Watson & Co., Class A	25,250	2,126,807

Decision Support Software — 0.4%
MSCI, Inc.†	16,430	575,871

Diversified Banking Institutions — 6.5%
Citigroup, Inc.	50,844	2,651,006
JPMorgan Chase & Co.	102,250	5,698,393

		8,349,399

E-Commerce/Products — 2.7%
eBay, Inc.†	66,900	3,458,061

Electronic Security Devices — 2.5%
Tyco International, Ltd.	90,780	3,160,052

Electronics-Military — 0.6%
L-3 Communications Holdings, Inc.	8,570	798,295

Finance-Credit Card — 2.1%
Discover Financial Services	54,320	2,689,383

Finance-Other Services — 0.9%
CME Group, Inc.	15,640	1,157,047

Food-Confectionery — 1.1%
J.M. Smucker Co.	12,310	1,385,121

Food-Misc./Diversified — 2.4%
Kraft Foods Group, Inc.	32,200	1,821,876
Mondelez International, Inc., Class A	42,480	1,328,350

		3,150,226

Security Description	Shares	Value (Note 2)

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	7,670	$833,269

Insurance Brokers — 1.5%
Marsh & McLennan Cos., Inc.	46,640	1,952,817

Insurance-Life/Health — 0.7%
Lincoln National Corp.	22,070	919,657

Internet Content-Entertainment — 1.5%
Facebook, Inc., Class A†	53,160	1,957,883

Medical Products — 3.0%
Covidien PLC	63,360	3,904,877

Medical-Drugs — 7.2%
AbbVie, Inc.	29,010	1,319,375
Allergan, Inc.	26,650	2,428,348
Mallinckrodt PLC†	7,797	357,804
Pfizer, Inc.	60,223	1,760,318
Sanofi	12,660	1,350,242
Zoetis, Inc.	69,439	2,069,977

		9,286,064

Medical-Generic Drugs — 1.5%
Actavis, Inc.†	14,600	1,960,342

Medical-HMO — 1.9%
UnitedHealth Group, Inc.	33,030	2,406,235

Multimedia — 1.8%
Time Warner, Inc.	37,510	2,335,373

Oil Companies-Exploration & Production — 1.9%
Noble Energy, Inc.	39,540	2,470,855

Oil Companies-Integrated — 3.6%
Chevron Corp.	36,970	4,654,153

Oil Field Machinery & Equipment — 3.2%
National Oilwell Varco, Inc.	59,440	4,170,905

Pharmacy Services — 3.2%
Express Scripts Holding Co.†	63,274	4,147,611

Retail-Apparel/Shoe — 0.8%
PVH Corp.	8,160	1,075,406

Retail-Auto Parts — 3.1%
AutoZone, Inc.†	8,770	3,934,047

Retail-Major Department Stores — 1.6%
TJX Cos., Inc.	40,240	2,094,090

Security Services — 0.7%
ADT Corp.	21,025	842,682

Semiconductor Components-Integrated Circuits — 1.4%
QUALCOMM, Inc.	28,180	1,819,019

Soap & Cleaning Preparation — 0.7%
Henkel AG & Co. KGaA	11,010	914,568

Telecom Equipment-Fiber Optics — 1.1%
Corning, Inc.	96,700	1,468,873

Telecom Services — 0.8%
Amdocs, Ltd.	25,080	964,828

Tobacco — 4.3%
Philip Morris International, Inc.	62,870	5,606,747

Transport-Rail — 3.1%
Canadian National Railway Co.	28,900	2,885,954
CSX Corp.	45,350	1,125,133

		4,011,087

152

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Transport-Services — 1.4%
United Parcel Service, Inc., Class B	20,040	$1,739,472

Web Portals/ISP — 1.7%
Google, Inc., Class A†	2,530	2,245,628

Total Common Stock (cost $102,626,438)		125,055,730

PREFERRED STOCK — 0.8%
Soap & Cleaning Preparation — 0.8%
Henkel AG & Co. KGaA (cost $962,176)	10,957	1,073,424

Total Long-Term Investment Securities (cost $103,588,614)		126,129,154

REPURCHASE AGREEMENT — 2.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/31/2013 to be repurchased 08/01/2013 in the amount of $3,147,001 and collateralized by $3,560,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $3,237,856 (cost $3,174,000)	$3,174,000	3,174,000

TOTAL INVESTMENTS (cost $106,762,614)(1)	100.2%	129,303,154
Liabilities in excess of other assets	(0.2)	(310,103)

NET ASSETS	100.0%	$128,993,051

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$6,642,700	$—	$—	$6,642,700
Diversified Banking Institutions	8,349,399	—	—	8,349,399
Medical-Drugs	9,286,064	—	—	9,286,064
Other Industries*	100,777,567	—	—	100,777,567
Preferred Stock	1,073,424	—	—	1,073,424
Repurchase Agreement	—	3,174,000	—	3,174,000

Total	$126,129,154	$3,174,000	$—	$129,303,154

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See	Notes to Financial Statements

153

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Finance-Credit Card	7.8%
Banks-Super Regional	6.5
Banks-Fiduciary	6.2
Retail-Drug Store	5.4
Insurance-Reinsurance	5.3
Oil Companies-Exploration & Production	5.2
Web Portals/ISP	5.1
Commercial Paper	4.5
Insurance-Property/Casualty	4.4
Retail-Bedding	4.0
Retail-Discount	3.5
Medical-HMO	2.8
Insurance-Multi-line	2.7
Pharmacy Services	2.6
Industrial Gases	2.5
Medical Labs & Testing Services	1.6
Diversified Financial Services	1.6
Electronic Components-Semiconductors	1.5
Real Estate Operations & Development	1.5
Multimedia	1.4
Beverages-Non-alcoholic	1.4
Retail-Automobile	1.3
Cable/Satellite TV	1.2
Agricultural Chemicals	1.2
Chemicals-Specialty	1.2
Diversified Banking Institutions	1.2
Diversified Operations	1.2
Auto-Heavy Duty Trucks	1.1
Finance-Investment Banker/Broker	1.1
E-Commerce/Services	1.1
Beverages-Wine/Spirits	1.1
Transport-Services	1.1
Entertainment Software	0.9
Enterprise Software/Service	0.9
Applications Software	0.8
Brewery	0.8
Oil-Field Services	0.7
Tobacco	0.7
Commercial Services	0.6
Electric Products-Misc.	0.4
Investment Management/Advisor Services	0.4
Computers	0.4
Oil & Gas Drilling	0.3
Motorcycle/Motor Scooter	0.3
Computer Services	0.3
Electronic Measurement Instruments	0.3
Building Products-Cement	0.3
Retail-Jewelry	0.2
Cellular Telecom	0.2
Food-Misc./Diversified	0.2
Home Decoration Products	0.2
Food-Wholesale/Distribution	0.2
Broadcast Services/Program	0.2
Diversified Manufacturing Operations	0.2
Power Converter/Supply Equipment	0.1

99.9%

*	Calculated as a percentage of net assets

154

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.4%
Agricultural Chemicals — 1.2%
Monsanto Co.	127,649	$12,609,168
Potash Corp. of Saskatchewan, Inc.	125,327	3,634,483

		16,243,651

Applications Software — 0.8%
Microsoft Corp.	349,780	11,133,497

Auto-Heavy Duty Trucks — 1.1%
PACCAR, Inc.	266,730	15,008,897

Banks-Fiduciary — 6.2%
Bank of New York Mellon Corp.	2,575,240	80,991,298

Banks-Super Regional — 6.5%
Wells Fargo & Co.	1,945,549	84,631,381

Beverages-Non-alcoholic — 1.4%
Coca-Cola Co.	458,080	18,359,846

Beverages-Wine/Spirits — 1.1%
Diageo PLC ADR	110,750	13,880,298

Brewery — 0.8%
Heineken Holding NV	175,312	10,998,952

Broadcast Services/Program — 0.2%
Grupo Televisa SAB ADR	79,860	2,164,206

Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	33,830	3,369,468

Cable/Satellite TV — 1.2%
Liberty Global PLC†	210,610	16,250,668

Cellular Telecom — 0.2%
America Movil SAB de CV, Series L ADR	130,120	2,729,918

Chemicals-Specialty — 1.2%
Ecolab, Inc.	176,110	16,226,775

Commercial Services — 0.6%
Iron Mountain, Inc.	275,206	7,650,727

Computer Services — 0.3%
International Business Machines Corp.	22,560	4,400,102

Computers — 0.4%
Hewlett-Packard Co.	188,195	4,832,848

Diversified Banking Institutions — 1.2%
Goldman Sachs Group, Inc.	16,490	2,704,855
JPMorgan Chase & Co.	224,476	12,510,047

		15,214,902

Diversified Financial Services — 1.6%
Julius Baer Group, Ltd.	448,000	20,351,094

Diversified Manufacturing Operations — 0.2%
Textron, Inc.	72,750	1,991,895

Diversified Operations — 1.2%
China Merchants Holdings International Co., Ltd.	4,822,976	15,080,351

E-Commerce/Services — 1.1%
Liberty Interactive Corp., Class A†	336,400	8,228,344
Liberty Ventures, Series A†	22,624	2,029,825
Netflix, Inc.†	17,000	4,151,740

		14,409,909

Electric Products-Misc. — 0.4%
Emerson Electric Co.	95,520	5,862,062

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors — 1.5%
Intel Corp.	167,530	$3,903,449
Texas Instruments, Inc.	387,180	15,177,456

		19,080,905

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	94,192	4,213,208

Enterprise Software/Service — 0.9%
Oracle Corp.	351,000	11,354,850

Entertainment Software — 0.9%
Activision Blizzard, Inc.	644,700	11,591,706

Finance-Credit Card — 7.8%
American Express Co.	1,260,630	92,996,675
Visa, Inc., Class A	54,480	9,643,505

		102,640,180

Finance-Investment Banker/Broker — 1.1%
Charles Schwab Corp.	668,230	14,761,201

Food-Misc./Diversified — 0.2%
Nestle SA	39,240	2,658,542

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	64,440	2,223,824

Home Decoration Products — 0.2%
Hunter Douglas NV	56,620	2,335,057

Industrial Gases — 2.5%
Air Products & Chemicals, Inc.	208,050	22,602,552
Praxair, Inc.	86,500	10,394,705

		32,997,257

Insurance-Multi-line — 2.7%
ACE, Ltd.	144,020	13,160,548
Loews Corp.	497,430	22,657,936

		35,818,484

Insurance-Property/Casualty — 4.4%
Alleghany Corp.†	45,566	18,403,196
Fairfax Financial Holdings, Ltd. (TSX)	6,820	2,709,142
Fairfax Financial Holdings, Ltd. (OTC)	17,490	6,954,199
Markel Corp.†	4,150	2,199,500
Progressive Corp.	1,070,460	27,842,665

		58,108,702

Insurance-Reinsurance — 5.3%
Berkshire Hathaway, Inc., Class A†	370	64,343,000
Everest Re Group, Ltd.	39,625	5,291,126

		69,634,126

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	63,690	5,668,410

Medical Labs & Testing Services — 1.6%
Laboratory Corp. of America Holdings†	223,170	21,589,466

Medical-HMO — 2.8%
UnitedHealth Group, Inc.	506,060	36,866,471

Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	80,170	4,551,251

Multimedia — 1.4%
Walt Disney Co.	288,600	18,657,990

Oil & Gas Drilling — 0.3%
Transocean, Ltd.	96,638	4,557,448

155

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies-Exploration & Production — 5.2%
Canadian Natural Resources, Ltd.	1,098,748	$34,083,163
EOG Resources, Inc.	81,100	11,799,239
Occidental Petroleum Corp.	243,622	21,694,539

		67,576,941

Oil-Field Services — 0.7%
Schlumberger, Ltd.	111,760	9,089,441

Pharmacy Services — 2.6%
Express Scripts Holding Co.†	511,140	33,505,227

Power Converter/Supply Equipment — 0.1%
Schneider Electric SA	23,220	1,847,574

Real Estate Operations & Development — 1.5%
Brookfield Asset Management, Inc., Class A	234,676	8,675,972
Brookfield Property Partners LP†	13,470	280,310
Hang Lung Group, Ltd.	1,957,000	10,093,352

		19,049,634

Retail-Automobile — 1.3%
CarMax, Inc.†	334,620	16,409,765

Retail-Bedding — 4.0%
Bed Bath & Beyond, Inc.†	679,820	51,985,835

Retail-Discount — 3.5%
Costco Wholesale Corp.	394,692	46,293,425

Retail-Drug Store — 5.4%
CVS Caremark Corp.	1,157,896	71,199,025

Retail-Jewelry — 0.2%
Cie Financiere Richemont SA, Class A	31,800	3,113,167

Tobacco — 0.7%
Philip Morris International, Inc.	99,205	8,847,102

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport-Services — 1.1%
Kuehne & Nagel International AG	114,000	$13,796,531

Web Portals/ISP — 5.1%
Google, Inc., Class A†	75,828	67,304,933

Total Long-Term Investment Securities (cost $767,403,871)		1,251,110,423

SHORT-TERM INVESTMENT SECURITIES — 4.5%
Commercial Paper — 4.5%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.04% due 08/05/2013	$6,096,000	6,095,882
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.10% due 08/01/2013	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.11% due 08/06/2013	10,000,000	9,999,847
Societe Generale North America, Inc. 0.07% due 08/01/2013	33,343,000	33,343,000

Total Short-Term Investment Securities (cost $59,438,729)		59,438,729

TOTAL INVESTMENTS (cost $826,842,600) (1)	99.9%	1,310,549,152
Other assets less liabilities	0.1	866,590

NET ASSETS	100.0%	$1,311,415,742

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

OTC — Over the Counter U.S.

TSX — Toronto Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Fiduciary	$80,991,298	$—	$—	$80,991,298
Banks-Super Regional	84,631,381	—	—	84,631,381
Finance-Credit Card	102,640,180	—	—	102,640,180
Insurance-Reinsurance	69,634,126	—	—	69,634,126
Oil Companies-Exploration & Production	67,576,941	—	—	67,576,941
Retail-Drug Store	71,199,025	—	—	71,199,025
Web Portals/ISP	67,304,933	—	—	67,304,933
Other Industries*	707,132,539	—	—	707,132,539
Short-Term Investment Securities:
Commercial Paper	—	59,438,729	—	59,438,729

Total	$1,251,110,423	$59,438,729	$—	$1,310,549,152

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

156

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Aerospace/Defense	15.5%
Medical-Drugs	9.7
Food-Misc./Diversified	6.3
Consumer Products-Misc.	5.9
Telephone-Integrated	5.9
Retail-Restaurants	5.8
Industrial Gases	3.9
Repurchase Agreements	3.7
Networking Products	3.6
Chemicals-Diversified	3.6
Electric Products-Misc.	3.4
Applications Software	3.3
Commercial Services-Finance	3.3
Electronic Components-Semiconductors	3.3
Toys	3.2
Oil Companies-Integrated	3.2
Distribution/Wholesale	3.2
Diversified Manufacturing Operations	3.1
Tobacco	3.1
Cosmetics & Toiletries	3.1
Beverages-Non-alcoholic	3.0
Food-Wholesale/Distribution	3.0

102.1%

*	Calculated as a percentage of net assets

157

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.4%
Aerospace/Defense — 15.5%
General Dynamics Corp.	69,674	$5,945,979
Lockheed Martin Corp.	49,137	5,902,337
Northrop Grumman Corp.	67,286	6,194,349
Raytheon Co.	81,064	5,823,638

		23,866,303

Applications Software — 3.3%
Microsoft Corp.	162,081	5,159,038

Beverages-Non-alcoholic — 3.0%
Coca-Cola Co.	114,649	4,595,132

Chemicals-Diversified — 3.6%
E.I. du Pont de Nemours & Co.	95,271	5,496,184

Commercial Services-Finance — 3.3%
Paychex, Inc.	130,196	5,134,930

Consumer Products-Misc. — 5.9%
Clorox Co.	52,290	4,493,803
Kimberly-Clark Corp.	46,799	4,623,741

		9,117,544

Cosmetics & Toiletries — 3.1%
Procter & Gamble Co.	59,137	4,748,701

Distribution/Wholesale — 3.2%
Genuine Parts Co.	59,930	4,913,661

Diversified Manufacturing Operations — 3.1%
General Electric Co.	200,058	4,875,413

Electric Products-Misc. — 3.4%
Emerson Electric Co.	85,121	5,223,876

Electronic Components-Semiconductors — 3.3%
Intel Corp.	217,563	5,069,218

Food-Misc./Diversified — 6.3%
General Mills, Inc.	95,676	4,975,152
Kellogg Co.	72,674	4,813,926

		9,789,078

Food-Wholesale/Distribution — 3.0%
Sysco Corp.	133,152	4,595,076

Industrial Gases — 3.9%
Air Products & Chemicals, Inc.	54,936	5,968,247

Medical-Drugs — 9.7%
Johnson & Johnson	56,504	5,283,124
Merck & Co., Inc.	103,975	5,008,476
Pfizer, Inc.	159,715	4,668,469

		14,960,069

Networking Products — 3.6%
Cisco Systems, Inc.	220,066	5,622,686

Oil Companies-Integrated — 3.2%
Chevron Corp.	39,213	4,936,525

Retail-Restaurants — 5.8%
Darden Restaurants, Inc.	90,904	4,458,841
McDonald’s Corp.	46,591	4,569,645

		9,028,486

Telephone-Integrated — 5.9%
AT&T, Inc.	124,293	4,383,814
Verizon Communications, Inc.	94,417	4,671,753

		9,055,567

Security Description	Shares/ Principal Amount	Value (Note 2)

Tobacco — 3.1%
Lorillard, Inc.	113,240	$4,816,097

Toys — 3.2%
Hasbro, Inc.	107,643	4,951,578

Total Long-Term Investment Securities (cost $126,245,027)		151,923,409

REPURCHASE AGREEMENT — 3.7%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $5,706,000)	$5,706,000	5,706,000

TOTAL INVESTMENTS (cost $131,951,027)(2)	102.1%	157,629,409
Liabilities in excess of other assets	(2.1)	(3,237,520)

NET ASSETS	100.0%	$154,391,889

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

158

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$23,866,303	$—	$—	$23,866,303
Consumer Products-Misc.	9,117,544	—	—	9,117,544
Food-Misc./Diversified	9,789,078	—	—	9,789,078
Medical-Drugs	14,960,069	—	—	14,960,069
Retail-Restaurants	9,028,486	—	—	9,028,486
Telephone-Integrated	9,055,567	—	—	9,055,567
Other Industries*	76,106,362	—	—	76,106,362
Repurchase Agreement	—	5,706,000	—	5,706,000

Total	$151,923,409	$5,706,000	$—	$157,629,409

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

159

SunAmerica Series Trust Alliance Growth Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	8.2%
Time Deposits	6.6
E-Commerce/Products	4.3
Computer Services	4.1
Oil-Field Services	3.9
Web Portals/ISP	3.9
Computers	3.7
Finance-Other Services	3.6
Aerospace/Defense	3.4
E-Commerce/Services	3.1
Metal Processors & Fabrication	3.0
Medical-Drugs	2.7
Multimedia	2.7
Medical-HMO	2.6
Internet Content-Entertainment	2.4
Retail-Restaurants	2.3
Investment Management/Advisor Services	2.3
Diversified Manufacturing Operations	2.3
Applications Software	2.0
Finance-Credit Card	2.0
Tobacco	2.0
Medical Instruments	1.9
Cable/Satellite TV	1.9
Oil Companies-Exploration & Production	1.9
Retail-Discount	1.7
Food-Confectionery	1.6
Computer Aided Design	1.6
Agricultural Chemicals	1.6
Distribution/Wholesale	1.6
Apparel Manufacturers	1.5
Semiconductor Components-Integrated Circuits	1.4
Instruments-Controls	1.3
Television	1.3
Internet Content-Information/News	1.2
Cosmetics & Toiletries	0.9
Retail-Auto Parts	0.8
Airlines	0.8
Medical-Wholesale Drug Distribution	0.8
Computers-Memory Devices	0.7
Electronic Connectors	0.7
Motorcycle/Motor Scooter	0.6
Electric Products-Misc.	0.6
Hazardous Waste Disposal	0.6
Machinery-Pumps	0.6
Machinery-General Industrial	0.6
Oil Field Machinery & Equipment	0.5
Coffee	0.4
Insurance Brokers	0.4

100.6%

*	Calculated as a percentage of net assets

160

SunAmerica Series Trust Alliance Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.0%
Aerospace/Defense — 3.4%
Boeing Co.	127,825	$13,434,408

Agricultural Chemicals — 1.6%
Monsanto Co.	62,326	6,156,562

Airlines — 0.8%
Copa Holdings SA, Class A	21,250	2,957,363

Apparel Manufacturers — 1.5%
Michael Kors Holdings, Ltd.†	41,250	2,777,775
VF Corp.	16,260	3,203,220

		5,980,995

Applications Software — 2.0%
Citrix Systems, Inc.†	81,460	5,866,749
Red Hat, Inc.†	40,440	2,093,579

		7,960,328

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	162,718	7,335,328

Coffee — 0.4%
Green Mountain Coffee Roasters, Inc.†	19,640	1,515,815

Computer Aided Design — 1.6%
ANSYS, Inc.†	77,565	6,192,790

Computer Services — 4.1%
Cognizant Technology Solutions Corp., Class A†	222,650	16,117,634

Computers — 3.7%
Apple, Inc.	32,060	14,507,150

Computers-Memory Devices — 0.7%
EMC Corp.	112,380	2,938,737

Cosmetics & Toiletries — 0.9%
Estee Lauder Cos., Inc., Class A	52,410	3,440,717

Distribution/Wholesale — 1.6%
WW Grainger, Inc.	23,090	6,052,813

Diversified Manufacturing Operations — 2.3%
Danaher Corp.	132,451	8,919,250

E-Commerce/Products — 4.3%
Amazon.com, Inc.†	28,270	8,515,490
eBay, Inc.†	155,867	8,056,765

		16,572,255

E-Commerce/Services — 3.1%
priceline.com, Inc.†	13,680	11,979,166

Electric Products-Misc. — 0.6%
AMETEK, Inc.	48,812	2,259,019

Electronic Connectors — 0.7%
Amphenol Corp., Class A	34,170	2,684,395

Finance-Credit Card — 2.0%
Visa, Inc., Class A	44,320	7,845,083

Finance-Other Services — 3.6%
IntercontinentalExchange, Inc.†	76,456	13,949,397

Food-Confectionery — 1.6%
Hershey Co.	67,900	6,441,673

Hazardous Waste Disposal — 0.6%
Stericycle, Inc.†	19,099	2,214,338

Security Description	Shares	Value (Note 2)

Instruments-Controls — 1.3%
Mettler-Toledo International, Inc.†	6,805	$1,501,183
Sensata Technologies Holding NV†	91,790	3,449,468

		4,950,651

Insurance Brokers — 0.4%
Brown & Brown, Inc.	44,060	1,453,539

Internet Content-Entertainment — 2.4%
Facebook, Inc., Class A†	249,870	9,202,712

Internet Content-Information/News — 1.2%
LinkedIn Corp., Class A†	23,020	4,691,246

Investment Management/Advisor Services — 2.3%
Affiliated Managers Group, Inc.†	30,520	5,504,282
BlackRock, Inc.	12,120	3,417,355

		8,921,637

Machinery-General Industrial — 0.6%
Roper Industries, Inc.	17,320	2,181,627

Machinery-Pumps — 0.6%
Flowserve Corp.	38,781	2,198,107

Medical Instruments — 1.9%
Intuitive Surgical, Inc.†	19,320	7,496,160

Medical-Biomedical/Gene — 8.2%
Biogen Idec, Inc.†	57,486	12,539,421
Celgene Corp.†	61,190	8,986,363
Gilead Sciences, Inc.†	115,590	7,103,006
Illumina, Inc.†	42,133	3,363,056

		31,991,846

Medical-Drugs — 2.7%
Allergan, Inc.	80,156	7,303,815
Quintiles Transnational Holdings, Inc.†	75,790	3,399,181

		10,702,996

Medical-HMO — 2.6%
UnitedHealth Group, Inc.	138,178	10,066,267

Medical-Wholesale Drug Distribution — 0.8%
McKesson Corp.	23,990	2,942,613

Metal Processors & Fabrication — 3.0%
Precision Castparts Corp.	52,543	11,649,834

Motorcycle/Motor Scooter — 0.6%
Harley-Davidson, Inc.	40,017	2,271,765

Multimedia — 2.7%
Walt Disney Co.	164,742	10,650,570

Oil Companies-Exploration & Production — 1.9%
EOG Resources, Inc.	19,366	2,817,559
Noble Energy, Inc.	71,700	4,480,533

		7,298,092

Oil Field Machinery & Equipment — 0.5%
National Oilwell Varco, Inc.	30,700	2,154,219

Oil-Field Services — 3.9%
Oceaneering International, Inc.	38,287	3,104,693
Schlumberger, Ltd.	149,793	12,182,665

		15,287,358

Retail-Auto Parts — 0.8%
O’Reilly Automotive, Inc.†	24,450	3,062,607

Retail-Discount — 1.7%
Costco Wholesale Corp.	56,470	6,623,366

161

SunAmerica Series Trust Alliance Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Retail-Restaurants — 2.3%
Chipotle Mexican Grill, Inc.†	6,660	$2,745,718
Starbucks Corp.	90,030	6,413,737

		9,159,455

Semiconductor Components-Integrated Circuits — 1.4%
QUALCOMM, Inc.	45,490	2,936,380
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	156,480	2,657,030

		5,593,410

Television — 1.3%
Liberty Media Corp.†	34,350	4,937,126

Tobacco — 2.0%
Philip Morris International, Inc.	87,771	7,827,418

Web Portals/ISP — 3.9%
Google, Inc., Class A†	16,905	15,004,878

Total Long-Term Investment Securities (cost $285,236,359)		365,774,715

SHORT-TERM INVESTMENT SECURITIES — 6.6%
Time Deposits — 6.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2013 (cost $25,562,000)	$25,562,000	25,562,000

TOTAL INVESTMENTS (cost $310,798,359)(1)	100.6%	391,336,715
Liabilities in excess of other assets	(0.6)	(2,209,807)

NET ASSETS	100.0%	$389,126,908

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$31,991,846	$—	$—	$31,991,846
Other Industries*	333,782,869	—	—	333,782,869
Short-Term Investment Securities:
Time Deposits	—	25,562,000	—	25,562,000

Total	$365,774,715	$25,562,000	$—	$391,336,715

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

162

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	7.2%
Computers	5.8
Medical-Drugs	4.7
Multimedia	4.0
E-Commerce/Products	3.9
Web Portals/ISP	3.8
Semiconductor Components-Integrated Circuits	3.4
Oil Companies-Exploration & Production	2.8
Applications Software	2.6
Transport-Rail	2.6
Diversified Manufacturing Operations	2.3
Repurchase Agreement	2.2
Computers-Memory Devices	2.2
Retail-Major Department Stores	2.0
Retail-Restaurants	2.0
Retail-Building Products	1.8
Finance-Credit Card	1.8
Apparel Manufacturers	1.8
Athletic Footwear	1.6
Retail-Auto Parts	1.6
Retail-Discount	1.6
Computers-Integrated Systems	1.5
Brewery	1.5
Chemicals-Diversified	1.5
Instruments-Controls	1.5
Medical Information Systems	1.5
Networking Products	1.5
Retail-Drug Store	1.5
Metal Processors & Fabrication	1.3
Electronic Components-Semiconductors	1.3
Food-Confectionery	1.3
Commercial Services-Finance	1.2
Containers-Metal/Glass	1.2
Medical-Generic Drugs	1.2
Banks-Fiduciary	1.2
Medical-HMO	1.2
Cosmetics & Toiletries	1.1
Transport-Truck	1.1
Retail-Jewelry	1.1
Beverages-Wine/Spirits	1.1
Medical Instruments	1.1
Diversified Banking Institutions	1.1
Chemicals-Specialty	1.1
Food-Misc./Diversified	1.1
Rental Auto/Equipment	1.0
Finance-Investment Banker/Broker	1.0
Oil-Field Services	0.9
Oil Companies-Integrated	0.9
Oil Field Machinery & Equipment	0.9
Aerospace/Defense-Equipment	0.8
Investment Management/Advisor Services	0.8
Distribution/Wholesale	0.7
Building & Construction Products-Misc.	0.7
Electric Products-Misc.	0.7
E-Commerce/Services	0.6
Machinery-General Industrial	0.3
Internet Content-Information/News	0.2
Internet Content-Entertainment	0.2

100.6%

*	Calculated as a percentage of net assets

163

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.4%
Aerospace/Defense-Equipment — 0.8%
B/E Aerospace, Inc.†	7,130	$497,032

Apparel Manufacturers — 1.8%
Ralph Lauren Corp.	3,490	635,389
VF Corp.	2,270	447,190

		1,082,579

Applications Software — 2.6%
Citrix Systems, Inc.†	4,470	321,929
Salesforce.com, Inc.†	28,800	1,260,000

		1,581,929

Athletic Footwear — 1.6%
NIKE, Inc., Class B	15,810	994,765

Banks-Fiduciary — 1.2%
Northern Trust Corp.	12,240	716,530

Beverages-Wine/Spirits — 1.1%
Brown-Forman Corp., Class B	9,295	673,980

Brewery — 1.5%
SABMiller PLC	19,000	930,845

Building & Construction Products-Misc. — 0.7%
Fortune Brands Home & Security, Inc.	10,370	428,385

Chemicals-Diversified — 1.5%
PPG Industries, Inc.	5,800	930,552

Chemicals-Specialty — 1.1%
Ecolab, Inc.	6,940	639,452

Commercial Services-Finance — 1.2%
Mastercard, Inc., Class A	1,240	757,156

Computers — 5.8%
Apple, Inc.	7,700	3,484,250

Computers-Integrated Systems — 1.5%
Teradata Corp.†	15,820	935,278

Computers-Memory Devices — 2.2%
EMC Corp.	50,580	1,322,667

Containers-Metal/Glass — 1.2%
Crown Holdings, Inc.†	17,040	746,863

Cosmetics & Toiletries — 1.1%
Estee Lauder Cos., Inc., Class A	10,470	687,356

Distribution/Wholesale — 0.7%
WW Grainger, Inc.	1,700	445,638

Diversified Banking Institutions — 1.1%
Goldman Sachs Group, Inc.	3,980	652,839

Diversified Manufacturing Operations — 2.3%
Eaton Corp. PLC	7,000	482,650
Ingersoll-Rand PLC	14,730	899,267

		1,381,917

E-Commerce/Products — 3.9%
Amazon.com, Inc.†	4,155	1,251,569
eBay, Inc.†	21,050	1,088,075

		2,339,644

E-Commerce/Services — 0.6%
TripAdvisor, Inc.†	4,930	369,849

Electric Products-Misc. — 0.7%
AMETEK, Inc.	8,800	407,264

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors — 1.3%
Xilinx, Inc.	17,120	$799,333

Finance-Credit Card — 1.8%
Visa, Inc., Class A	6,200	1,097,462

Finance-Investment Banker/Broker — 1.0%
Charles Schwab Corp.	26,990	596,209

Food-Confectionery — 1.3%
J.M. Smucker Co.	6,860	771,887

Food-Misc./Diversified — 1.1%
Nestle SA	9,421	638,281

Instruments-Controls — 1.5%
Honeywell International, Inc.	10,700	887,886

Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	3,190	117,488

Internet Content-Information/News — 0.2%
LinkedIn Corp., Class A†	600	122,274

Investment Management/Advisor Services — 0.8%
Ameriprise Financial, Inc.	5,440	484,160

Machinery-General Industrial — 0.3%
Roper Industries, Inc.	1,580	199,017

Medical Information Systems — 1.5%
Cerner Corp.†	18,060	884,940

Medical Instruments — 1.1%
Medtronic, Inc.	12,120	669,509

Medical-Biomedical/Gene — 7.2%
Biogen Idec, Inc.†	5,350	1,166,995
Celgene Corp.†	6,010	882,629
Gilead Sciences, Inc.†	22,740	1,397,373
Vertex Pharmaceuticals, Inc.†	11,200	893,760

		4,340,757

Medical-Drugs — 4.7%
Bristol-Myers Squibb Co.	21,760	940,903
Novo Nordisk A/S, Class B	6,978	1,180,380
Roche Holding AG	3,072	756,838

		2,878,121

Medical-Generic Drugs — 1.2%
Perrigo Co.	5,890	732,657

Medical-HMO — 1.2%
UnitedHealth Group, Inc.	9,580	697,903

Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	3,620	802,626

Multimedia — 4.0%
Twenty-First Century Fox, Inc., Class B	32,940	987,871
Walt Disney Co.	22,040	1,424,886

		2,412,757

Networking Products — 1.5%
Cisco Systems, Inc.	34,540	882,497

Oil Companies-Exploration & Production — 2.8%
Cabot Oil & Gas Corp.	10,180	771,848
Noble Energy, Inc.	8,360	522,416
Pioneer Natural Resources Co.	2,770	428,685

		1,722,949

Oil Companies-Integrated — 0.9%
Chevron Corp.	4,270	537,550

164

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Oil Field Machinery & Equipment — 0.9%
FMC Technologies, Inc.†	9,800	$522,340

Oil-Field Services — 0.9%
Oceaneering International, Inc.	6,640	538,438

Rental Auto/Equipment — 1.0%
United Rentals, Inc.†	10,450	598,994

Retail-Auto Parts — 1.6%
O’Reilly Automotive, Inc.†	7,920	992,059

Retail-Building Products — 1.8%
Home Depot, Inc.	14,160	1,119,065

Retail-Discount — 1.6%
Costco Wholesale Corp.	8,370	981,717

Retail-Drug Store — 1.5%
CVS Caremark Corp.	14,340	881,767

Retail-Jewelry — 1.1%
Tiffany & Co.	8,500	675,835

Retail-Major Department Stores — 2.0%
TJX Cos., Inc.	23,520	1,223,981

Retail-Restaurants — 2.0%
Panera Bread Co., Class A†	3,590	599,710
Yum! Brands, Inc.	8,370	610,340

		1,210,050

Semiconductor Components-Integrated Circuits — 3.4%
QUALCOMM, Inc.	31,510	2,033,970

Transport-Rail — 2.6%
Kansas City Southern	5,540	596,935
Union Pacific Corp.	5,980	948,368

		1,545,303

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport-Truck — 1.1%
J.B. Hunt Transport Services, Inc.	9,130	$684,111

Web Portals/ISP — 3.8%
Google, Inc., Class A†	2,585	2,294,446

Total Long-Term Investment Securities (cost $44,091,754)		59,585,109

REPURCHASE AGREEMENT — 2.2%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 07/31/2013 to be repurchased 08/01/2013 in the amount of $1,350,000 and collateralized by $1,515,0000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $1,377,908 (cost $1,350,000)	$1,350,000	1,350,000

TOTAL INVESTMENTS (cost $45,441,754) (1)	100.6%	60,935,109
Liabilities in excess of other assets	(0.6)	(350,067)

NET ASSETS	100.0%	$60,585,042

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$3,484,250	$—	$—	$3,484,250
Medical-Biomedical/Gene	4,340,757	—	—	4,340,757
Other Industries*	51,760,102	—	—	51,760,102
Repurchase Agreement	—	1,350,000	—	1,350,000

Total	$59,585,109	$1,350,000	$—	$60,935,109

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

165

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Medical-Drugs	6.5%
Diversified Banking Institutions	6.1
Computers	3.9
Oil Companies-Integrated	3.8
Finance-Credit Card	3.4
Food-Misc./Diversified	3.1
Cosmetics & Toiletries	3.0
Medical Products	2.9
Multimedia	2.9
Electronic Components-Semiconductors	2.8
Oil Field Machinery & Equipment	2.8
Diversified Manufacturing Operations	2.7
Electric-Integrated	2.5
Time Deposits	2.5
Web Portals/ISP	2.3
Oil Companies-Exploration & Production	2.3
Investment Management/Advisor Services	2.1
Computer Services	2.1
Computers-Memory Devices	2.0
Banks-Super Regional	2.0
Aerospace/Defense-Equipment	1.9
Industrial Gases	1.8
Insurance-Multi-line	1.7
Instruments-Controls	1.7
Beverages-Wine/Spirits	1.7
Medical Instruments	1.6
Instruments-Scientific	1.6
Metal Processors & Fabrication	1.5
Retail-Discount	1.5
Real Estate Investment Trusts	1.4
Enterprise Software/Service	1.3
Commercial Services-Finance	1.3
Medical-Biomedical/Gene	1.3
Cable/Satellite TV	1.2
Retail-Restaurants	1.2
Chemicals-Diversified	1.2
Tobacco	1.2
Transport-Rail	1.0
Apparel Manufacturers	1.0
Textile-Apparel	1.0
Tools-Hand Held	1.0
Athletic Footwear	0.9
Transport-Services	0.9
Retail-Regional Department Stores	0.8
Engineering/R&D Services	0.8
Data Processing/Management	0.8
Soap & Cleaning Preparation	0.7
Oil-Field Services	0.7
Distribution/Wholesale	0.7
Auto/Truck Parts & Equipment-Original	0.6
Banks-Fiduciary	0.6
Applications Software	0.6
Brewery	0.5
Computer Aided Design	0.4
Coatings/Paint	0.4
Auto-Cars/Light Trucks	0.3
Retail-Jewelry	0.3
Internet Content-Entertainment	0.2

101.0%

*	Calculated as a percentage of net assets

166

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.5%
Aerospace/Defense-Equipment — 1.9%
United Technologies Corp.	117,210	$12,373,860

Apparel Manufacturers — 1.0%
VF Corp.	34,153	6,728,141

Applications Software — 0.6%
Citrix Systems, Inc.†	52,870	3,807,697

Athletic Footwear — 0.9%
NIKE, Inc., Class B	97,550	6,137,846

Auto-Cars/Light Trucks — 0.3%
Bayerische Motoren Werke AG	22,552	2,207,851

Auto/Truck Parts & Equipment-Original — 0.6%
Delphi Automotive PLC	73,040	3,923,709

Banks-Fiduciary — 0.6%
State Street Corp.	55,220	3,847,177

Banks-Super Regional — 2.0%
Wells Fargo & Co.	304,050	13,226,175

Beverages-Wine/Spirits — 1.7%
Diageo PLC	200,870	6,276,481
Pernod-Ricard SA	41,535	4,945,419

		11,221,900

Brewery — 0.5%
Heineken NV	51,292	3,602,877

Cable/Satellite TV — 1.2%
Comcast Corp., Class A	184,100	8,299,228

Chemicals-Diversified — 1.2%
Celanese Corp., Series A	77,690	3,733,781
FMC Corp.	62,590	4,140,955

		7,874,736

Coatings/Paint — 0.4%
Sherwin-Williams Co.	16,498	2,873,457

Commercial Services-Finance — 1.3%
Mastercard, Inc., Class A	14,545	8,881,322

Computer Aided Design — 0.4%
Autodesk, Inc.†	81,790	2,894,548

Computer Services — 2.1%
Accenture PLC, Class A	104,740	7,730,860
Cognizant Technology Solutions Corp., Class A†	86,660	6,273,317

		14,004,177

Computers — 3.9%
Apple, Inc.	36,235	16,396,337
Hewlett-Packard Co.	383,060	9,836,981

		26,233,318

Computers-Memory Devices — 2.0%
EMC Corp.	511,170	13,367,095

Cosmetics & Toiletries — 3.0%
Colgate-Palmolive Co.	89,040	5,330,825
Procter & Gamble Co.	180,870	14,523,861

		19,854,686

Data Processing/Management — 0.8%
Fidelity National Information Services, Inc.	125,750	5,427,370

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 0.7%
WW Grainger, Inc.	17,067	$4,473,943

Diversified Banking Institutions — 6.1%
Bank of America Corp.	478,600	6,987,560
Goldman Sachs Group, Inc.	67,877	11,133,864
JPMorgan Chase & Co.	347,100	19,343,883
Morgan Stanley	126,590	3,444,514

		40,909,821

Diversified Manufacturing Operations — 2.7%
Danaher Corp.	265,590	17,884,831

Electric-Integrated — 2.5%
American Electric Power Co., Inc.	130,760	6,060,726
CMS Energy Corp.	241,060	6,747,269
Wisconsin Energy Corp.	95,010	4,131,035

		16,939,030

Electronic Components-Semiconductors — 2.8%
Altera Corp.	222,430	7,909,611
Microchip Technology, Inc.	268,720	10,678,933

		18,588,544

Engineering/R&D Services — 0.8%
Fluor Corp.	88,030	5,507,157

Enterprise Software/Service — 1.3%
Oracle Corp.	275,670	8,917,925

Finance-Credit Card — 3.4%
American Express Co.	152,170	11,225,581
Visa, Inc., Class A	65,487	11,591,854

		22,817,435

Food-Misc./Diversified — 3.1%
Danone SA	122,875	9,709,924
General Mills, Inc.	59,260	3,081,520
Mondelez International, Inc., Class A	257,060	8,038,266

		20,829,710

Industrial Gases — 1.8%
Linde AG	31,981	6,160,649
Praxair, Inc.	51,152	6,146,936

		12,307,585

Instruments-Controls — 1.7%
Honeywell International, Inc.	137,000	11,368,260

Instruments-Scientific — 1.6%
Thermo Fisher Scientific, Inc.	113,850	10,372,873

Insurance-Multi-line — 1.7%
ACE, Ltd.	127,370	11,639,071

Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	37,050	1,364,552

Investment Management/Advisor Services — 2.1%
BlackRock, Inc.	41,901	11,814,406
Franklin Resources, Inc.	49,744	2,431,487

		14,245,893

Medical Instruments — 1.6%
St Jude Medical, Inc.	205,130	10,746,761

Medical Products — 2.9%
Baxter International, Inc.	55,030	4,019,391
Covidien PLC	175,440	10,812,368
Stryker Corp.	61,320	4,320,607

		19,152,366

167

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-Biomedical/Gene — 1.3%
Celgene Corp.†	27,311	$4,010,893
Gilead Sciences, Inc.†	75,180	4,619,811

		8,630,704

Medical-Drugs — 6.5%
Bristol-Myers Squibb Co.	83,090	3,592,812
Johnson & Johnson	180,280	16,856,180
Pfizer, Inc.	550,540	16,092,284
Valeant Pharmaceuticals International, Inc.†	71,660	6,707,376

		43,248,652

Metal Processors & Fabrication — 1.5%
Precision Castparts Corp.	46,389	10,285,369

Multimedia — 2.9%
Twenty-First Century Fox, Inc.	212,370	6,345,616
Walt Disney Co.	196,510	12,704,371

		19,049,987

Oil Companies-Exploration & Production — 2.3%
EOG Resources, Inc.	56,058	8,155,878
Occidental Petroleum Corp.	79,060	7,040,293

		15,196,171

Oil Companies-Integrated — 3.8%
Chevron Corp.	85,819	10,803,754
Exxon Mobil Corp.	157,520	14,767,500

		25,571,254

Oil Field Machinery & Equipment — 2.8%
Cameron International Corp.†	82,910	4,916,563
Dresser-Rand Group, Inc.†	124,850	7,599,619
National Oilwell Varco, Inc.	85,140	5,974,274

		18,490,456

Oil-Field Services — 0.7%
Schlumberger, Ltd.	56,900	4,627,677

Real Estate Investment Trusts — 1.4%
American Tower Corp.	131,560	9,313,132

Retail-Discount — 1.5%
Target Corp.	136,010	9,690,713

Retail-Jewelry — 0.3%
Tiffany & Co.	26,820	2,132,458

Retail-Regional Department Stores — 0.8%
Kohl’s Corp.	105,130	5,569,787

Retail-Restaurants — 1.2%
McDonald’s Corp.	84,405	8,278,442

Soap & Cleaning Preparation — 0.7%
Reckitt Benckiser Group PLC	65,605	4,669,718

Textile-Apparel — 1.0%
LVMH Moet Hennessy Louis Vuitton SA	36,655	6,663,597

Tobacco — 1.2%
Philip Morris International, Inc.	87,010	7,759,552

Tools-Hand Held — 1.0%
Stanley Black & Decker, Inc.	77,960	6,596,975

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport-Rail — 1.0%
Canadian National Railway Co.	67,990	$6,789,481

Transport-Services — 0.9%
United Parcel Service, Inc., Class B	68,410	5,937,988

Web Portals/ISP — 2.3%
Google, Inc., Class A†	17,689	15,700,756

Total Long-Term Investment Securities (cost $518,745,319)		659,055,796

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Time Deposits — 2.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2013 (cost $16,767,000)	$16,767,000	16,767,000

TOTAL INVESTMENTS (cost $535,512,319) (1)	101.0%	675,822,796
Liabilities in excess of other assets	(1.0)	(6,577,606)

NET ASSETS	100.0%	$669,245,190

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

168

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$40,909,821	$—	$—	$40,909,821
Medical-Drugs	43,248,652	—	—	43,248,652
Other Industries*	574,897,323	—	—	574,897,323
Short-Term Investment Securities:
Time Deposits	—	16,767,000	—	16,767,000

Total	$659,055,796	$16,767,000	$—	$675,822,796

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

169

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	6.0%
E-Commerce/Products	5.5
Commercial Services-Finance	4.3
Web Portals/ISP	4.2
Repurchase Agreements	4.2
Applications Software	4.1
Computers	3.9
Transport-Rail	3.9
Retail-Building Products	2.9
Finance-Credit Card	2.6
Rental Auto/Equipment	2.6
Apparel Manufacturers	2.5
Medical-Drugs	2.4
Distribution/Wholesale	2.2
Investment Management/Advisor Services	2.2
Beverages-Wine/Spirits	2.2
Retail-Restaurants	2.0
Cable/Satellite TV	2.0
Internet Content-Entertainment	2.0
Computer Services	1.8
Diversified Manufacturing Operations	1.8
E-Commerce/Services	1.7
Finance-Other Services	1.7
Multimedia	1.7
Metal Processors & Fabrication	1.7
Radio	1.6
Agricultural Chemicals	1.6
Retail-Drug Store	1.6
Television	1.5
Retail-Apparel/Shoe	1.5
Retail-Major Department Stores	1.4
Coatings/Paint	1.4
Broadcast Services/Program	1.4
Medical-Wholesale Drug Distribution	1.4
Oil Companies-Exploration & Production	1.4
Internet Content-Information/News	1.4
Real Estate Management/Services	1.4
Airlines	1.3
Electronic Components-Semiconductors	1.3
Retail-Consumer Electronics	1.3
Wireless Equipment	1.2
Auto/Truck Parts & Equipment-Original	1.2
Building & Construction Products-Misc.	1.1
Semiconductor Equipment	1.1
Hotels/Motels	1.1
Chemicals-Specialty	0.8
Computers-Integrated Systems	0.8
Medical-Generic Drugs	0.8
Coffee	0.7
Engines-Internal Combustion	0.7
Medical Instruments	0.5

103.6%

*	Calculated as a percentage of net assets

170

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.4%
Agricultural Chemicals — 1.6%
Monsanto Co.	39,100	$3,862,298

Airlines — 1.3%
Delta Air Lines, Inc.	152,400	3,235,452

Apparel Manufacturers — 2.5%
Michael Kors Holdings, Ltd.†	42,830	2,884,172
Ralph Lauren Corp.	17,680	3,218,821

		6,102,993

Applications Software — 4.1%
Microsoft Corp.	133,610	4,252,806
Salesforce.com, Inc.†	91,740	4,013,625
ServiceNow, Inc.†	39,740	1,731,869

		9,998,300

Auto/Truck Parts & Equipment-Original — 1.2%
Delphi Automotive PLC	54,870	2,947,616

Beverages-Wine/Spirits — 2.2%
Constellation Brands, Inc., Class A†	101,650	5,294,948

Broadcast Services/Program — 1.4%
Discovery Communications, Inc., Class A†	42,720	3,405,638

Building & Construction Products-Misc. — 1.1%
Fortune Brands Home & Security, Inc.	67,120	2,772,727

Cable/Satellite TV — 2.0%
Liberty Global PLC, Class A†	17,392	1,410,839
Liberty Global PLC, Class C†	43,848	3,383,312

		4,794,151

Chemicals-Specialty — 0.8%
W.R. Grace & Co.†	26,530	2,038,035

Coatings/Paint — 1.4%
Sherwin-Williams Co.	19,710	3,432,891

Coffee — 0.7%
Green Mountain Coffee Roasters, Inc.†	20,990	1,620,008

Commercial Services-Finance — 4.3%
Alliance Data Systems Corp.†	24,820	4,908,900
Mastercard, Inc., Class A	9,056	5,529,684

		10,438,584

Computer Services — 1.8%
Accenture PLC, Class A	60,387	4,457,164

Computers — 3.9%
Apple, Inc.	21,144	9,567,660

Computers-Integrated Systems — 0.8%
Teradata Corp.†	32,280	1,908,394

Distribution/Wholesale — 2.2%
LKQ Corp.†	68,562	1,787,411
WW Grainger, Inc.	13,832	3,625,921

		5,413,332

Diversified Manufacturing Operations — 1.8%
Eaton Corp. PLC	62,010	4,275,590

E-Commerce/Products — 5.5%
Amazon.com, Inc.†	23,927	7,207,291
eBay, Inc.†	94,080	4,862,995
MercadoLibre, Inc.	10,750	1,262,373

		13,332,659

Security Description	Shares	Value (Note 2)

E-Commerce/Services — 1.7%
priceline.com, Inc.†	4,790	$4,194,459

Electronic Components-Semiconductors — 1.3%
ARM Holdings PLC ADR	76,500	3,071,475

Engines-Internal Combustion — 0.7%
Cummins, Inc.	13,334	1,615,947

Finance-Credit Card — 2.6%
Visa, Inc., Class A	35,160	6,223,672

Finance-Other Services — 1.7%
IntercontinentalExchange, Inc.†	22,900	4,178,105

Hotel/Motels — 1.1%
Starwood Hotels & Resorts Worldwide, Inc.	39,630	2,621,525

Internet Content-Entertainment — 2.0%
Facebook, Inc., Class A†	128,700	4,740,021

Internet Content-Information/News — 1.4%
LinkedIn Corp., Class A†	16,300	3,321,777

Investment Management/Advisor Services — 2.2%
Affiliated Managers Group, Inc.†	18,198	3,282,009
Ameriprise Financial, Inc.	23,330	2,076,370

		5,358,379

Medical Instruments — 0.5%
Boston Scientific Corp.†	111,770	1,220,528

Medical-Biomedical/Gene — 6.0%
Amgen, Inc.	47,257	5,117,461
Biogen Idec, Inc.†	15,660	3,415,916
Gilead Sciences, Inc.†	96,210	5,912,104

		14,445,481

Medical-Drugs — 2.4%
Novartis AG ADR	32,810	2,349,524
Sanofi ADR	69,214	3,563,137

		5,912,661

Medical-Generic Drugs — 0.8%
Actavis, Inc.†	14,080	1,890,522

Medical-Wholesale Drug Distribution — 1.4%
Cardinal Health, Inc.	67,760	3,394,098

Metal Processors & Fabrication — 1.7%
Precision Castparts Corp.	18,258	4,048,164

Multimedia — 1.7%
Viacom, Inc., Class B	57,110	4,155,895

Oil Companies-Exploration & Production — 1.4%
Pioneer Natural Resources Co.	21,620	3,345,911

Radio — 1.6%
Sirius XM Radio, Inc.	1,051,340	3,921,498

Real Estate Management/Services — 1.4%
CBRE Group, Inc., Class A†	142,030	3,290,835

Rental Auto/Equipment — 2.6%
Hertz Global Holdings, Inc.†	135,745	3,476,430
United Rentals, Inc.†	47,620	2,729,578

		6,206,008

Retail-Apparel/Shoe — 1.5%
PVH Corp.	27,490	3,622,907

Retail-Building Products — 2.9%
Home Depot, Inc.	89,500	7,073,185

171

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail-Consumer Electronics — 1.3%
Best Buy Co., Inc.	101,010	$3,039,391

Retail-Drug Store — 1.6%
CVS Caremark Corp.	62,430	3,838,821

Retail-Major Department Stores — 1.4%
TJX Cos., Inc.	67,120	3,492,925

Retail-Restaurants — 2.0%
Starbucks Corp.	67,760	4,827,222

Semiconductor Equipment — 1.1%
ASML Holding NV	29,510	2,652,949

Television — 1.5%
CBS Corp., Class B	70,110	3,704,612

Transport-Rail — 3.9%
Kansas City Southern	33,670	3,627,943
Union Pacific Corp.	36,229	5,745,557

		9,373,500

Web Portals/ISP — 4.2%
Google, Inc., Class A†	11,500	10,207,400

Wireless Equipment — 1.2%
Crown Castle International Corp.†	42,080	2,956,120

Total Long-Term Investment Securities (cost $203,921,399)		240,844,433

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 4.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/31/2013, to be repurchased 08/01/2013 in the amount of $10,159,003 and collateralized by $11,395,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having approximate value of $10,363,866 (cost $10,159,000)	$10,159,000	$10,159,000

TOTAL INVESTMENTS (cost $214,080,399)(1)	103.6%	251,003,433
Liabilities in excess of other assets	(3.6)	(8,717,158)

NET ASSETS	100.0%	$242,286,275

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
E-Commerce/Products	$13,332,659	$—	$—	$13,332,659
Medical-Biomedical/Gene	14,445,481	—	—	14,445,481
Other Industries*	213,066,293	—	—	213,066,293
Repurchase Agreement	—	10,159,000	—	10,159,000

Total	$240,844,433	$10,159,000	$—	$251,003,433

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

172

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	7.2%
Retail-Restaurants	4.8
Web Portals/ISP	4.3
Multimedia	3.3
Finance-Credit Card	3.1
Commercial Services-Finance	2.9
Oil Companies-Exploration & Production	2.8
Investment Management/Advisor Services	2.8
Instruments-Controls	2.7
Applications Software	2.7
Repurchase Agreements	2.6
Medical-Drugs	2.6
Networking Products	2.6
Cable/Satellite TV	2.4
Computer Services	2.4
Retail-Building Products	2.4
Cosmetics & Toiletries	2.3
Athletic Footwear	2.1
Aerospace/Defense	2.0
Electronic Components-Semiconductors	1.9
Aerospace/Defense-Equipment	1.8
Oil-Field Services	1.7
Pharmacy Services	1.7
Medical-HMO	1.6
Computers	1.6
E-Commerce/Services	1.6
Apparel Manufacturers	1.5
Commercial Services	1.5
Diversified Manufacturing Operations	1.4
Food-Retail	1.4
Rental Auto/Equipment	1.3
Beverages-Non-alcoholic	1.3
Diversified Banking Institutions	1.3
Electronic Forms	1.3
Transport-Services	1.3
Internet Content-Entertainment	1.3
E-Commerce/Products	1.3
Enterprise Software/Service	1.2
Casino Hotels	1.2
Therapeutics	1.2
Chemicals-Diversified	1.1
Consulting Services	1.1
Telecom Equipment-Fiber Optics	1.1
Internet Application Software	1.0
Retail-Major Department Stores	1.0
Retail-Discount	0.9
Real Estate Investment Trusts	0.9
Retail-Jewelry	0.8
Computers-Memory Devices	0.8
Semiconductor Components-Integrated Circuits	0.8
Building & Construction Products-Misc.	0.7
Data Processing/Management	0.5
Oil Refining & Marketing	0.5

99.6%

*	Calculated as a percentage of net assets

173

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.0%
Aerospace/Defense — 2.0%
Boeing Co.	17,465	$1,835,571

Aerospace/Defense-Equipment — 1.8%
United Technologies Corp.	15,953	1,684,158

Apparel Manufacturers — 1.5%
Michael Kors Holdings, Ltd.†	21,003	1,414,342

Applications Software — 2.7%
Red Hat, Inc.†	25,419	1,315,942
Salesforce.com, Inc.†	12,135	530,906
ServiceNow, Inc.†	14,798	644,897

		2,491,745

Athletic Footwear — 2.1%
NIKE, Inc., Class B	31,507	1,982,420

Beverages-Non-alcoholic — 1.3%
Coca-Cola Co.	31,013	1,243,001

Building & Construction Products-Misc. — 0.7%
Fortune Brands Home & Security, Inc.	16,880	697,313

Cable/Satellite TV — 2.4%
Comcast Corp., Class A	50,944	2,296,556

Casino Hotels — 1.2%
Las Vegas Sands Corp.	20,484	1,138,296

Chemicals-Diversified — 1.1%
LyondellBasell Industries NV, Class A	15,638	1,074,487

Commercial Services — 1.5%
CoStar Group, Inc.†	8,888	1,391,416

Commercial Services-Finance — 2.9%
Alliance Data Systems Corp.†	7,250	1,433,905
Mastercard, Inc., Class A	2,045	1,248,697

		2,682,602

Computer Services — 2.4%
International Business Machines Corp.	11,390	2,221,506

Computers — 1.6%
Apple, Inc.	3,252	1,471,530

Computers-Memory Devices — 0.8%
EMC Corp.	27,906	729,742

Consulting Services — 1.1%
Verisk Analytics, Inc., Class A†	16,693	1,074,361

Cosmetics & Toiletries — 2.3%
Estee Lauder Cos., Inc., Class A	16,876	1,107,909
Procter & Gamble Co.	12,635	1,014,591

		2,122,500

Data Processing/Management — 0.5%
CommVault Systems, Inc.†	5,983	505,145

Diversified Banking Institutions — 1.3%
Goldman Sachs Group, Inc.	7,560	1,240,067

Diversified Manufacturing Operations — 1.4%
Pentair, Ltd.	21,710	1,326,047

E-Commerce/Products — 1.3%
Amazon.com, Inc.†	3,929	1,183,493

E-Commerce/Services — 1.6%
priceline.com, Inc.†	1,669	1,461,493

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors — 1.9%
Altera Corp.	26,563	$944,580

Freescale Semiconductor, Ltd.†	52,864	829,965

		1,774,545

Electronic Forms — 1.3%
Adobe Systems, Inc.†	26,217	1,239,540

Enterprise Software/Service — 1.2%
QLIK Technologies, Inc.†	18,024	564,512
Workday, Inc., Class A†	8,457	577,528

		1,142,040

Finance-Credit Card — 3.1%
American Express Co.	11,881	876,461
Visa, Inc., Class A	11,598	2,052,962

		2,929,423

Food-Retail — 1.4%
Whole Foods Market, Inc.	23,552	1,309,020

Instruments-Controls — 2.7%
Honeywell International, Inc.	30,588	2,538,192

Internet Application Software — 1.0%
Splunk, Inc.†	19,257	963,043

Internet Content-Entertainment — 1.3%
Facebook, Inc., Class A†	32,327	1,190,603

Investment Management/Advisor Services — 2.8%
Affiliated Managers Group, Inc.†	8,823	1,591,228
Virtus Investment Partners, Inc.†	5,519	1,029,294

		2,620,522

Medical-Biomedical/Gene — 7.2%
Biogen Idec, Inc.†	4,310	940,140
Celgene Corp.†	8,703	1,278,123
Gilead Sciences, Inc.†	46,627	2,865,229
Illumina, Inc.†	20,935	1,671,032

		6,754,524

Medical-Drugs — 2.6%
Allergan, Inc.	16,258	1,481,429
Bristol-Myers Squibb Co.	23,019	995,341

		2,476,770

Medical-HMO — 1.6%
UnitedHealth Group, Inc.	20,262	1,476,087

Multimedia — 3.3%
Viacom, Inc., Class B	23,076	1,679,241
Walt Disney Co.	21,322	1,378,467

		3,057,708

Networking Products — 2.6%
Cisco Systems, Inc.	93,868	2,398,327

Oil Companies-Exploration & Production — 2.8%
Anadarko Petroleum Corp.	14,732	1,304,077
Cobalt International Energy, Inc.†	45,947	1,325,571

		2,629,648

Oil Refining & Marketing — 0.5%
Tesoro Corp.	7,950	451,957

Oil-Field Services — 1.7%
Halliburton Co.	36,247	1,638,002

174

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Pharmacy Services — 1.7%
Express Scripts Holding Co.†	23,647	$1,550,061

Real Estate Investment Trusts — 0.9%
American Tower Corp.	11,570	819,040

Rental Auto/Equipment — 1.3%
United Rentals, Inc.†	21,869	1,253,531

Retail-Building Products — 2.4%
Home Depot, Inc.	28,063	2,217,819

Retail-Discount — 0.9%
Wal-Mart Stores, Inc.	10,939	852,586

Retail-Jewelry — 0.8%
Tiffany & Co.	9,356	743,896

Retail-Major Department Stores — 1.0%
Nordstrom, Inc.	15,250	933,910

Retail-Restaurants — 4.8%
Starbucks Corp.	43,481	3,097,586
Yum! Brands, Inc.	19,013	1,386,428

		4,484,014

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	14,316	706,638

Security Description	Shares/ Principal Amount	Value (Note 2)

Telecom Equipment-Fiber Optics — 1.1%
Ciena Corp.†	46,200	$1,019,172

Therapeutics — 1.2%
Onyx Pharmaceuticals, Inc.†	8,499	1,115,919

Transport-Services — 1.3%
FedEx Corp.	11,631	1,232,886

Web Portals/ISP — 4.3%
Google, Inc., Class A†	4,556	4,043,906

Total Long-Term Investment Securities (cost $82,853,871)		90,831,120

REPURCHASE AGREEMENT — 2.6%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $2,496,000)	$2,496,000	2,496,000

TOTAL INVESTMENTS (cost $85,349,871)(2)	99.6%	93,327,120
Other assets less liabilities	0.4	330,365

NET ASSETS	100.0%	$93,657,485

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$6,754,524	$—	$—	$6,754,524
Other Industries*	84,076,596	—	—	84,076,596
Repurchase Agreements	—	2,496,000	—	2,496,000

Total	$90,831,120	$2,496,000	$—	$93,327,120

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

175

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	84.3%
Commercial Paper	7.9
Real Estate Operations & Development	4.7
Wireless Equipment	1.9

98.8%

*	Calculated as a percentage of net assets

176

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 90.5%
Real Estate Investment Trusts — 83.9%
Acadia Realty Trust	80,510	$2,075,548
Alexandria Real Estate Equities, Inc.	108,953	7,463,280
American Campus Communities, Inc.	385,971	14,825,146
American Tower Corp.	144,340	10,217,828
AvalonBay Communities, Inc.	139,130	18,829,854
BioMed Realty Trust, Inc.	87,740	1,812,708
Boston Properties, Inc.	168,105	17,978,830
BRE Properties, Inc.	193,130	10,247,478
British Land Co. PLC	129,670	1,178,632
Campus Crest Communities, Inc.	303,100	3,440,185
CBL & Associates Properties, Inc.	270,000	6,147,900
Corporate Office Properties Trust	297,772	7,587,230
Cousins Properties, Inc.	117,200	1,201,300
DCT Industrial Trust, Inc.	270,870	2,034,234
DDR Corp.	251,020	4,287,422
Digital Realty Trust, Inc.	377,620	20,878,610
DuPont Fabros Technology, Inc.	288,747	6,615,194
EastGroup Properties, Inc.	104,330	6,453,854
Education Realty Trust, Inc.	919,200	8,668,056
Essex Property Trust, Inc.	102,558	16,541,580
Federal Realty Investment Trust	95,220	10,029,523
General Growth Properties, Inc.	349,890	7,256,719
Hammerson PLC	122,670	988,109
Host Hotels & Resorts, Inc.	426,290	7,613,539
Land Securities Group PLC	105,080	1,517,005
LaSalle Hotel Properties	472,970	12,741,812
Liberty Property Trust	197,230	7,536,158
Post Properties, Inc.	227,550	10,585,626
Public Storage	61,380	9,772,924
Rayonier, Inc.	88,483	5,170,946
Simon Property Group, Inc.	196,426	31,439,945
SL Green Realty Corp.	66,490	6,027,318
Taubman Centers, Inc.	89,530	6,555,387
Ventas, Inc.	112,260	7,379,972
Vornado Realty Trust	223,007	18,913,224

		312,013,076

Security Description	Shares/ Principal Amount	Value (Note 2)
Real Estate Operations & Development — 4.7%
Forest City Enterprises, Inc., Class A†	1,003,761	$17,585,893

Wireless Equipment — 1.9%
SBA Communications Corp., Class A†	95,120	7,047,441

Total Common Stock (cost $317,905,053)		336,646,410

PREFERRED STOCK — 0.4%
Real Estate Investment Trusts — 0.4%
DuPont Fabros Technology, Inc. Series B 7.63% (cost $1,340,000)	53,600	1,385,024

Total Long-Term Investment Securities (cost $319,245,053)		338,031,434

SHORT-TERM INVESTMENT SECURITIES — 7.9%
Commercial Paper — 7.9%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.10% due 08/01/2013	$8,500,000	8,500,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.11% due 08/06/2013	5,000,000	4,999,924
Societe Generale North America, Inc. 0.07% due 08/01/2013	15,801,000	15,801,000

Total Short-Term Investment Securities (cost $29,300,924)		29,300,924

TOTAL INVESTMENTS (cost $348,545,977) (1)	98.8%	367,332,358
Other assets less liabilities	1.2	4,385,587

NET ASSETS	100.0%	$371,717,945

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$312,013,076	$—	$—	$312,013,076
Other Industries*	24,633,334	—	—	24,633,334
Preferred Stock	1,385,024	—	—	1,385,024
Short-Term Investment Securities:
Commercial Paper	—	29,300,924	—	29,300,924

Total	$338,031,434	$29,300,924	$—	$367,332,358

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

177

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF PROFILE— July 31, 2013 — (unaudited)

Industry Allocation*
U.S. Government Agencies	7.2%
Diversified Manufacturing Operations	5.3
Retail-Apparel/Shoe	4.5
Insurance-Life/Health	3.7
Building-Mobile Home/Manufactured Housing	3.1
Steel-Producers	3.1
Insurance-Reinsurance	3.0
Electronic Components-Misc.	2.8
Chemicals-Specialty	2.7
Oil-Field Services	2.6
Machine Tools & Related Products	2.5
Oil & Gas Drilling	2.3
Metal Processors & Fabrication	2.2
Building & Construction Products-Misc.	2.0
Retail-Automobile	2.0
Transport-Services	2.0
Insurance-Property/Casualty	2.0
Retail-Computer Equipment	1.9
Oil Companies-Exploration & Production	1.9
Medical Products	1.9
Home Furnishings	1.7
Transport-Marine	1.7
Aerospace/Defense-Equipment	1.7
Banks-Commercial	1.7
Insurance-Multi-line	1.5
Building Products-Wood	1.5
Coatings/Paint	1.4
Machinery-Electrical	1.4
Building-Heavy Construction	1.4
Transport-Rail	1.2
Audio/Video Products	1.2
Miscellaneous Manufacturing	1.2
Leisure Products	1.1
Environmental Monitoring & Detection	1.1
Building Products-Doors & Windows	1.1
Rental Auto/Equipment	1.0
Retail-Hair Salons	1.0
Auto-Truck Trailers	1.0
Apparel Manufacturers	1.0
Airlines	1.0
Auto/Truck Parts & Equipment-Original	0.9
Building-Residential/Commercial	0.9
Medical Sterilization Products	0.9
Identification Systems	0.9
Lasers-System/Components	0.9
Distribution/Wholesale	0.9
Machinery-Construction & Mining	0.9
Chemicals-Plastics	0.9
Engines-Internal Combustion	0.9
Engineering/R&D Services	0.8
Instruments-Controls	0.8
Retail-Auto Parts	0.7
Human Resources	0.7
Power Converter/Supply Equipment	0.7
Electric-Integrated	0.6
Machinery-General Industrial	0.5
Semiconductor Equipment	0.5
Insurance Brokers	0.5
Retail-Leisure Products	0.4
Data Processing/Management	0.4
Retail-Home Furnishings	0.3

Circuit Boards	0.3
Wire & Cable Products	0.3
Industrial Automated/Robotic	0.2
Batteries/Battery Systems	0.1

100.5%

*	Calculated as a percentage of net assets

178

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.3%
Aerospace/Defense-Equipment — 1.7%
AAR Corp.	250,000	$6,060,000

Airlines — 1.0%
SkyWest, Inc.	230,000	3,477,600

Apparel Manufacturers — 1.0%
Maidenform Brands, Inc.†	150,000	3,504,000

Audio/Video Products — 1.2%
Harman International Industries, Inc.	72,000	4,358,160

Auto-Truck Trailers — 1.0%
Wabash National Corp.†	330,000	3,540,900

Auto/Truck Parts & Equipment-Original — 0.9%
Autoliv, Inc.	41,300	3,377,101

Banks-Commercial — 1.7%
Chemical Financial Corp.	72,100	2,152,906
OFG Bancorp	96,300	1,778,661
Peoples Bancorp, Inc./OH	30,000	674,700
TrustCo Bank Corp.	236,000	1,401,840

		6,008,107

Batteries/Battery Systems — 0.1%
EnerSys, Inc.	9,100	481,572

Building & Construction Products-Misc. — 2.0%
Drew Industries, Inc.	59,000	2,408,970
Gibraltar Industries, Inc.†	120,400	1,854,160
Simpson Manufacturing Co., Inc.	91,800	3,031,236

		7,294,366

Building Products-Doors & Windows — 1.1%
Apogee Enterprises, Inc.	148,600	3,976,536

Building Products-Wood — 1.5%
Universal Forest Products, Inc.	128,000	5,280,000

Building-Heavy Construction — 1.4%
Granite Construction, Inc.	164,000	4,961,000

Building-Mobile Home/Manufactured Housing — 3.1%
Thor Industries, Inc.	180,000	9,729,000
Winnebago Industries, Inc.†	68,500	1,638,520

		11,367,520

Building-Residential/Commercial — 0.9%
M/I Homes, Inc.†	91,000	1,934,660
MDC Holdings, Inc.	44,500	1,407,980

		3,342,640

Chemicals-Plastics — 0.9%
A. Schulman, Inc.	117,200	3,140,960

Chemicals-Specialty — 2.7%
Cabot Corp.	106,500	4,368,630
H.B. Fuller Co.	72,500	2,910,875
Sensient Technologies Corp.	56,800	2,499,768
Stepan Co.	1,800	107,748

		9,887,021

Circuit Boards — 0.3%
Multi-Fineline Electronix, Inc.†	71,000	1,073,520

Coatings/Paint — 1.4%
RPM International, Inc.	145,000	5,109,800

Data Processing/Management — 0.4%
Schawk, Inc.	104,700	1,442,766

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 0.9%
Ingram Micro, Inc., Class A†	143,300	$3,271,539

Diversified Manufacturing Operations — 5.3%
Carlisle Cos., Inc.	67,800	4,592,772
EnPro Industries, Inc.†	90,000	5,114,700
Pentair, Ltd.	43,380	2,649,650
Trinity Industries, Inc.	175,000	6,889,750

		19,246,872

Electric-Integrated — 0.6%
NV Energy, Inc.	96,000	2,268,480

Electronic Components-Misc. — 2.8%
Benchmark Electronics, Inc.†	245,000	5,419,400
Gentex Corp.	206,000	4,651,480

		10,070,880

Engineering/R&D Services — 0.8%
EMCOR Group, Inc.	70,000	2,889,600

Engines-Internal Combustion — 0.9%
Briggs & Stratton Corp.	155,000	3,138,750

Environmental Monitoring & Detection — 1.1%
Mine Safety Appliances Co.	76,000	4,037,880

Home Furnishings — 1.7%
Hooker Furniture Corp.	70,500	1,185,105
La-Z-Boy, Inc.	250,000	5,182,500

		6,367,605

Human Resources — 0.7%
Insperity, Inc.	75,000	2,480,250

Identification Systems — 0.9%
Brady Corp., Class A	100,000	3,327,000

Industrial Automated/Robotic — 0.2%
Nordson Corp.	12,500	902,000

Instruments-Controls — 0.8%
Watts Water Technologies, Inc., Class A	52,700	2,755,156

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	42,700	1,895,026

Insurance-Life/Health — 3.7%
Protective Life Corp.	167,000	7,236,110
StanCorp Financial Group, Inc.	115,000	6,105,350

		13,341,460

Insurance-Multi-line — 1.5%
Assurant, Inc.	11,900	644,504
Old Republic International Corp.	330,000	4,768,500

		5,413,004

Insurance-Property/Casualty — 2.0%
Hanover Insurance Group, Inc.	97,500	5,248,425
HCC Insurance Holdings, Inc.	41,500	1,847,995

		7,096,420

Insurance-Reinsurance — 3.0%
Aspen Insurance Holdings, Ltd.	110,000	4,123,900
Montpelier Re Holdings, Ltd.	145,000	3,916,450
Validus Holdings, Ltd.	84,958	3,010,062

		11,050,412

Lasers-System/Components — 0.9%
Rofin-Sinar Technologies, Inc.†	142,500	3,293,175

179

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Leisure Products — 1.1%
Brunswick Corp.	110,000	$4,152,500

Machine Tools & Related Products — 2.5%
Kennametal, Inc.	103,500	4,485,690
Lincoln Electric Holdings, Inc.	81,000	4,782,240

		9,267,930

Machinery-Construction & Mining — 0.9%
Astec Industries, Inc.	90,000	3,150,000

Machinery-Electrical — 1.4%
Franklin Electric Co., Inc.	92,000	3,427,920
Regal-Beloit Corp.	26,000	1,681,680

		5,109,600

Machinery-General Industrial — 0.5%
Applied Industrial Technologies, Inc.	36,900	1,924,704

Medical Products — 1.9%
Hill-Rom Holdings, Inc.	75,000	2,780,250
Teleflex, Inc.	50,000	3,971,500

		6,751,750

Medical Sterilization Products — 0.9%
STERIS Corp.	74,100	3,335,982

Metal Processors & Fabrication — 2.2%
CIRCOR International, Inc.	33,900	1,780,428
Kaydon Corp.	100,000	2,908,000
Mueller Industries, Inc.	59,400	3,260,466

		7,948,894

Miscellaneous Manufacturing — 1.2%
Aptargroup, Inc.	16,600	969,274
Hillenbrand, Inc.	132,000	3,272,280

		4,241,554

Oil & Gas Drilling — 2.3%
Atwood Oceanics, Inc.†	95,000	5,352,300
Rowan Cos. PLC, Class A†	84,000	2,885,400

		8,237,700

Oil Companies-Exploration & Production — 1.9%
Energen Corp.	50,000	2,994,500
Unit Corp.†	85,000	3,831,800

		6,826,300

Oil-Field Services — 2.6%
Helix Energy Solutions Group, Inc.†	195,000	4,947,150
Oil States International, Inc.†	48,000	4,667,040

		9,614,190

Power Converter/Supply Equipment — 0.7%
Powell Industries, Inc.†	50,000	2,460,000

Rental Auto/Equipment — 1.0%
McGrath RentCorp	108,400	3,711,616

Retail-Apparel/Shoe — 4.5%
Brown Shoe Co., Inc.	235,000	5,585,950
Cato Corp., Class A	105,000	2,955,750
Jos. A. Bank Clothiers, Inc.†	54,900	2,243,214
Men’s Wearhouse, Inc.	138,000	5,510,340

		16,295,254

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Auto Parts — 0.7%
Pep Boys-Manny Moe & Jack†	210,000	$2,614,500

Retail-Automobile — 2.0%
Group 1 Automotive, Inc.	100,000	7,279,000

Retail-Computer Equipment — 1.9%
GameStop Corp., Class A	142,000	6,966,520

Retail-Hair Salons — 1.0%
Regis Corp.	211,000	3,665,070

Retail-Home Furnishings — 0.3%
Pier 1 Imports, Inc.	50,000	1,175,000

Retail-Leisure Products — 0.4%
West Marine, Inc.†	137,500	1,493,250

Semiconductor Equipment — 0.5%
Cohu, Inc.	161,000	1,899,800

Steel-Producers — 3.1%
Carpenter Technology Corp.	36,700	1,918,676
Reliance Steel & Aluminum Co.	75,200	5,279,040
Steel Dynamics, Inc.	260,000	4,045,600

		11,243,316

Transport-Marine — 1.7%
Tidewater, Inc.	105,000	6,193,950

Transport-Rail — 1.2%
Genesee & Wyoming, Inc., Class A†	49,500	4,438,170

Transport-Services — 2.0%
Bristow Group, Inc.	105,000	7,141,050

Wire & Cable Products — 0.3%
General Cable Corp.	33,300	1,049,616

Total Long-Term Investment Securities (cost $233,390,809)		338,716,294

SHORT-TERM INVESTMENT SECURITIES — 7.2%
Time Deposits — 0.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2013	$118,000	118,000

U.S. Government Agencies — 7.2%
Federal Home Loan Bank Disc. Notes 0.01% due 08/01/2013	25,900,000	25,900,000

Total Short-Term Investment Securities (cost $26,018,000)		26,018,000

TOTAL INVESTMENTS (cost $259,408,809)(1)	100.5%	364,734,294
Liabilities in excess of other assets	(0.5)	(1,824,738)

NET ASSETS	100.0%	$362,909,556

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

180

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Manufacturing Operations	$19,246,872	$—	$—	$19,246,872
Other Industries*	319,469,422	—	—	319,469,422
Short-Term Investment Securities:
Time Deposits	—	118,000	—	118,000
U.S. Government Agencies	—	25,900,000	—	25,900,000

Total	$338,716,294	$26,018,000	$—	$364,734,294

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

181

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Commercial Services-Finance	5.0%
Medical-Biomedical/Gene	4.1
Retail-Apparel/Shoe	3.9
Oil Companies-Exploration & Production	3.8
Electronic Components-Semiconductors	3.2
Repurchase Agreements	3.0
Banks-Commercial	2.8
Apparel Manufacturers	2.8
Retail-Auto Parts	2.4
Semiconductor Equipment	2.2
Motorcycle/Motor Scooter	2.0
Coatings/Paint	1.8
Medical-Drugs	1.8
Filtration/Separation Products	1.7
Medical-HMO	1.7
Transport-Truck	1.6
Retail-Mail Order	1.6
Electronic Connectors	1.6
Applications Software	1.6
Diversified Manufacturing Operations	1.5
Chemicals-Diversified	1.5
Electronic Measurement Instruments	1.5
Casino Hotels	1.4
Airlines	1.4
Hazardous Waste Disposal	1.4
Retail-Computer Equipment	1.4
Medical-Generic Drugs	1.3
Hotels/Motels	1.3
Textile-Home Furnishings	1.3
Building & Construction Products-Misc.	1.2
Lighting Products & Systems	1.2
Oil-Field Services	1.2
Transport-Marine	1.2
Engineering/R&D Services	1.2
Internet Content-Information/News	1.2
Machinery-Pumps	1.2
Retail-Catalog Shopping	1.1
Retail-Vitamins & Nutrition Supplements	1.1
Insurance-Reinsurance	1.1
Retirement/Aged Care	1.1
Medical Products	1.0
Computers-Memory Devices	1.0
Cosmetics & Toiletries	1.0
Transport-Rail	1.0
Private Equity	1.0
Distribution/Wholesale	1.0
Real Estate Management/Services	1.0
Finance-Leasing Companies	1.0
Broadcast Services/Program	0.9
Publishing-Periodicals	0.9
Power Converter/Supply Equipment	0.9
Pipelines	0.9
Therapeutics	0.8
Finance-Investment Banker/Broker	0.8
Computer Software	0.8
Enterprise Software/Service	0.8
Insurance Brokers	0.8
Consulting Services	0.8
Networking Products	0.8
Internet Application Software	0.8
Auto-Cars/Light Trucks	0.7

Internet Infrastructure Software	0.7%
Dialysis Centers	0.7
Medical Instruments	0.7
Food-Dairy Products	0.7
Professional Sports	0.6
E-Commerce/Services	0.6
Wireless Equipment	0.5
Investment Management/Advisor Services	0.4

99.0%

*	Calculated as a percentage of net assets

182

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.0%
Airlines — 1.4%
Delta Air Lines, Inc.	168,200	$3,570,886

Apparel Manufacturers — 2.8%
Michael Kors Holdings, Ltd.†	75,700	5,097,638
Under Armour, Inc., Class A†	30,700	2,060,891

		7,158,529

Applications Software — 1.6%
Red Hat, Inc.†	52,875	2,737,339
ServiceNow, Inc.†	29,100	1,268,178

		4,005,517

Auto-Cars/Light Trucks — 0.7%
Tesla Motors, Inc.†	13,900	1,866,492

Banks-Commercial — 2.8%
East West Bancorp, Inc.	73,200	2,256,756
M&T Bank Corp.	20,800	2,430,688
Signature Bank†	27,700	2,535,935

		7,223,379

Broadcast Services/Program — 0.9%
Discovery Communications, Inc., Class A†	28,700	2,287,964

Building & Construction Products-Misc. — 1.2%
Fortune Brands Home & Security, Inc.	77,300	3,193,263

Casino Hotels — 1.4%
Wynn Resorts, Ltd.	26,900	3,581,197

Chemicals-Diversified — 1.5%
PPG Industries, Inc.	24,300	3,898,692

Coatings/Paint — 1.8%
Sherwin-Williams Co.	26,300	4,580,671

Commercial Services-Finance — 5.0%
Alliance Data Systems Corp.†	24,700	4,885,166
FleetCor Technologies, Inc.†	45,100	4,048,627
Moody’s Corp.	54,700	3,707,019

		12,640,812

Computer Software — 0.8%
Akamai Technologies, Inc.†	43,100	2,034,320

Computers-Memory Devices — 1.0%
NetApp, Inc.	65,100	2,676,912

Consulting Services — 0.8%
CoreLogic, Inc.†	71,600	1,997,640

Cosmetics & Toiletries — 1.0%
Avon Products, Inc.	113,400	2,592,324

Dialysis Centers — 0.7%
DaVita HealthCare Partners, Inc.†	15,800	1,839,278

Distribution/Wholesale — 1.0%
HD Supply Holdings, Inc.†	118,900	2,542,082

Diversified Manufacturing Operations — 1.5%
Carlisle Cos., Inc.	58,000	3,928,920

E-Commerce/Services — 0.6%
OpenTable, Inc.†	24,700	1,572,896

Electronic Components-Semiconductors — 3.2%
Avago Technologies, Ltd.	108,900	3,994,452
Xilinx, Inc.	90,700	4,234,783

		8,229,235

Security Description	Shares	Value (Note 2)

Electronic Connectors — 1.6%
Amphenol Corp., Class A	51,300	$4,030,128

Electronic Measurement Instruments — 1.5%
Agilent Technologies, Inc.	84,000	3,757,320

Engineering/R&D Services — 1.2%
Fluor Corp.	48,400	3,027,904

Enterprise Software/Service — 0.8%
Workday, Inc., Class A†	29,700	2,028,213

Filtration/Separation Products — 1.7%
Pall Corp.	63,700	4,456,452

Finance-Investment Banker/Broker — 0.8%
Lazard, Ltd., Class A	56,300	2,047,068

Finance-Leasing Companies — 1.0%
Air Lease Corp.	89,700	2,500,836

Food-Dairy Products — 0.7%
WhiteWave Foods Co., Class A†	89,400	1,670,886

Hazardous Waste Disposal — 1.4%
Stericycle, Inc.†	30,160	3,496,750

Hotel/Motels — 1.3%
Marriott International, Inc., Class A	78,200	3,250,774

Insurance Brokers — 0.8%
Aon PLC	29,800	2,011,500

Insurance-Reinsurance — 1.1%
Axis Capital Holdings, Ltd.	63,400	2,761,704

Internet Application Software — 0.8%
Splunk, Inc.†	38,500	1,925,385

Internet Content-Information/News — 1.2%
LinkedIn Corp., Class A†	14,600	2,975,334

Internet Infrastructure Software — 0.7%
F5 Networks, Inc.†	21,000	1,842,960

Investment Management/Advisor Services — 0.4%
Affiliated Managers Group, Inc.†	5,500	991,925

Lighting Products & Systems — 1.2%
Acuity Brands, Inc.	36,900	3,191,850

Machinery-Pumps — 1.2%
Flowserve Corp.	52,400	2,970,032

Medical Instruments — 0.7%
Bruker Corp.†	96,700	1,732,864

Medical Products — 1.0%
Sirona Dental Systems, Inc.†	38,100	2,689,860

Medical-Biomedical/Gene — 4.1%
Alexion Pharmaceuticals, Inc.†	16,000	1,859,680
Illumina, Inc.†	46,120	3,681,299
Regeneron Pharmaceuticals, Inc.†	7,200	1,944,432
Vertex Pharmaceuticals, Inc.†	37,900	3,024,420

		10,509,831

Medical-Drugs — 1.8%
Valeant Pharmaceuticals International, Inc.†	48,800	4,567,680

Medical-Generic Drugs — 1.3%
Actavis, Inc.†	24,500	3,289,615

Medical-HMO — 1.7%
Health Net, Inc.†	34,200	1,048,914
Humana, Inc.	34,920	3,186,799

		4,235,713

183

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Motorcycle/Motor Scooter — 2.0%
Harley-Davidson, Inc.	91,900	$5,217,163

Networking Products — 0.8%
Palo Alto Networks, Inc.†	40,600	1,986,964

Oil Companies-Exploration & Production — 3.8%
Cabot Oil & Gas Corp.	54,900	4,162,518
Concho Resources, Inc.†	35,600	3,192,964
Range Resources Corp.	29,100	2,301,810

		9,657,292

Oil-Field Services — 1.2%
Oceaneering International, Inc.	38,011	3,082,312

Pipelines — 0.9%
Plains All American Pipeline LP	41,400	2,204,136

Power Converter/Supply Equipment — 0.9%
Generac Holdings, Inc.	51,800	2,245,530

Private Equity — 1.0%
Blackstone Group LP	113,000	2,548,150

Professional Sports — 0.6%
Madison Square Garden, Co., Class A†	27,800	1,639,366

Publishing-Periodicals — 0.9%
Nielsen Holdings NV	68,100	2,275,902

Real Estate Management/Services — 1.0%
CBRE Group, Inc., Class A†	108,200	2,506,994

Retail-Apparel/Shoe — 3.9%
Lululemon Athletica, Inc.†	39,900	2,775,843
Ross Stores, Inc.	56,400	3,805,308
Urban Outfitters, Inc.†	80,400	3,421,824

		10,002,975

Retail-Auto Parts — 2.4%
O’Reilly Automotive, Inc.†	48,500	6,075,110

Retail-Catalog Shopping — 1.1%
MSC Industrial Direct Co., Class A	35,600	2,881,820

Retail-Computer Equipment — 1.4%
GameStop Corp., Class A	70,900	3,478,354

Retail-Mail Order — 1.6%
Williams-Sonoma, Inc.	68,500	4,031,910

Retail-Vitamins & Nutrition Supplements — 1.1%
GNC Holdings, Inc., Class A	53,200	2,807,896

Security Description	Shares/ Principal Amount	Value (Note 2)

Retirement/Aged Care — 1.1%
Brookdale Senior Living, Inc.†	94,500	$2,751,840

Semiconductor Equipment — 2.2%
Applied Materials, Inc.	231,100	3,769,241
KLA-Tencor Corp.	32,200	1,887,886

		5,657,127

Textile-Home Furnishings — 1.3%
Mohawk Industries, Inc.†	27,000	3,212,730

Therapeutics — 0.8%
Onyx Pharmaceuticals, Inc.†	16,600	2,179,580

Transport-Marine — 1.2%
Kirby Corp.†	36,400	3,074,344

Transport-Rail — 1.0%
Canadian Pacific Railway, Ltd.	20,800	2,555,904

Transport-Truck — 1.6%
J.B. Hunt Transport Services, Inc.	54,600	4,091,178

Wireless Equipment — 0.5%
Aruba Networks, Inc.†	75,800	1,347,724

Total Long-Term Investment Securities (cost $190,146,867)		244,895,894

REPURCHASE AGREEMENT — 3.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/31/2013 to be repurchased 08/01/2013 in the amount of $7,647,002 and collateralized by $8,580,000 of Federal Home Loan Mtg. Corp Bonds, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $7,803,596 (cost $7,647,000)	$7,647,000	7,647,000

TOTAL INVESTMENTS (cost $197,793,867)(1)	99.0%	252,542,894
Other assets less liabilities	1.0	2,598,857

NET ASSETS	100.0%	$255,141,751

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Commercial Services-Finance	$12,640,812	$—	$—	$12,640,812
Other Industries*	232,255,082	—	—	232,255,082
Repurchase Agreement	—	7,647,000	—	7,647,000

Total	$244,895,894	$7,647,000	$—	$252,542,894

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

184

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Repurchase Agreements	6.1%
Retail-Apparel/Shoe	4.3
Consulting Services	3.8
Commercial Services-Finance	3.6
Therapeutics	3.2
Medical Products	3.0
Machinery-General Industrial	2.9
Airlines	2.8
Oil Companies-Exploration & Production	2.8
Medical-Biomedical/Gene	2.8
Rental Auto/Equipment	2.5
Commercial Services	2.5
Data Processing/Management	1.8
Building & Construction Products-Misc.	1.7
Beverages-Wine/Spirits	1.6
Wireless Equipment	1.6
Medical-Drugs	1.6
Television	1.6
Food-Misc./Diversified	1.6
Machinery-Pumps	1.5
Investment Management/Advisor Services	1.5
Apparel Manufacturers	1.5
Retail-Vitamins & Nutrition Supplements	1.4
Computer Aided Design	1.4
Transport-Rail	1.4
Finance-Other Services	1.4
Medical Instruments	1.3
Auto/Truck Parts & Equipment-Original	1.3
Telecom Equipment-Fiber Optics	1.3
Distribution/Wholesale	1.3
Applications Software	1.3
Real Estate Management/Services	1.3
Hazardous Waste Disposal	1.3
Satellite Telecom	1.2
Instruments-Scientific	1.2
Industrial Automated/Robotic	1.2
E-Commerce/Services	1.2
Chemicals-Specialty	1.2
Transactional Software	1.2
Aerospace/Defense	1.2
Enterprise Software/Service	1.1
Diagnostic Equipment	1.1
Banks-Commercial	1.1
Retail-Building Products	1.1
E-Commerce/Products	1.1
Aerospace/Defense-Equipment	1.1
Toys	1.1
Human Resources	1.0
Internet Infrastructure Software	1.0
Retail-Restaurants	1.0
Diversified Manufacturing Operations	1.0
Computer Software	1.0
Miscellaneous Manufacturing	0.9
Computers-Periphery Equipment	0.9
Electronic Components-Semiconductors	0.8
Internet Application Software	0.8
Building Products-Cement	0.7
Retail-Home Furnishings	0.7
Industrial Gases	0.7
Internet Telephone	0.6
Computer Services	0.5

Coffee	0.5%
Rubber/Plastic Products	0.5
Heart Monitors	0.4
Retail-Automobile	0.1

100.2%

*	Calculated as a percentage of net assets

185

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.1%
Aerospace/Defense — 1.2%
TransDigm Group, Inc.	9,180	$1,327,336

Aerospace/Defense-Equipment — 1.1%
Triumph Group, Inc.	15,700	1,231,822

Airlines — 2.8%
Allegiant Travel Co.	14,472	1,409,283
Copa Holdings SA, Class A	13,510	1,880,187

		3,289,470

Apparel Manufacturers — 1.5%
Under Armour, Inc., Class A†	25,190	1,691,005

Applications Software — 1.3%
ServiceNow, Inc.†	33,629	1,465,552

Auto/Truck Parts & Equipment-Original — 1.3%
BorgWarner, Inc.	16,100	1,536,423

Banks-Commercial — 1.1%
Texas Capital Bancshares, Inc.†	28,080	1,277,359

Beverages-Wine/Spirits — 1.6%
Constellation Brands, Inc., Class A†	36,450	1,898,680

Building & Construction Products-Misc. — 1.7%
Fortune Brands Home & Security, Inc.	48,180	1,990,316

Building Products-Cement — 0.7%
Headwaters, Inc.†	91,525	863,081

Chemicals-Specialty — 1.2%
W.R. Grace & Co.†	17,750	1,363,555

Coffee — 0.5%
Green Mountain Coffee Roasters, Inc.†	7,900	609,722

Commercial Services — 2.5%
CoStar Group, Inc.†	10,110	1,582,721
Quanta Services, Inc.†	48,330	1,295,727

		2,878,448

Commercial Services-Finance — 3.6%
Alliance Data Systems Corp.†	9,820	1,942,200
Vantiv, Inc., Class A†	87,199	2,275,022

		4,217,222

Computer Aided Design — 1.4%
Aspen Technology, Inc.†	49,740	1,618,540

Computer Services — 0.5%
FleetMatics Group PLC†	16,690	628,545

Computer Software — 1.0%
Cornerstone OnDemand, Inc.†	25,240	1,111,570

Computers-Periphery Equipment — 0.9%
Stratasys, Ltd.†	11,936	1,058,126

Consulting Services — 3.8%
Advisory Board Co.†	27,430	1,609,867
Towers Watson & Co., Class A	13,400	1,128,682
Verisk Analytics, Inc., Class A†	26,220	1,687,519

		4,426,068

Data Processing/Management — 1.8%
CommVault Systems, Inc.†	25,090	2,118,349

Diagnostic Equipment — 1.1%
Cepheid, Inc.†	37,527	1,308,566

Distribution/Wholesale — 1.3%
LKQ Corp.†	56,576	1,474,936

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 1.0%
Colfax Corp.†	21,084	$1,118,928

E-Commerce/Products — 1.1%
MercadoLibre, Inc.	10,570	1,241,235

E-Commerce/Services — 1.2%
Angie’s List, Inc.†	29,464	648,797
Zillow, Inc., Class A†	10,060	743,233

		1,392,030

Electronic Components-Semiconductors — 0.8%
Cavium, Inc.†	26,030	951,657

Enterprise Software/Service — 1.1%
Guidewire Software, Inc.†	30,220	1,322,427

Finance-Other Services — 1.4%
IntercontinentalExchange, Inc.†	8,710	1,589,139

Food-Misc./Diversified — 1.6%
Annie’s, Inc.†	30,534	1,261,359
Boulder Brands, Inc.†	43,490	561,456

		1,822,815

Hazardous Waste Disposal — 1.3%
Clean Harbors, Inc.†	25,570	1,443,171

Heart Monitors — 0.4%
HeartWare International, Inc.†	5,530	511,083

Human Resources — 1.0%
Team Health Holdings, Inc.†	29,880	1,201,774

Industrial Automated/Robotic — 1.2%
Nordson Corp.	19,330	1,394,853

Industrial Gases — 0.7%
Airgas, Inc.	8,224	848,799

Instruments-Scientific — 1.2%
FEI Co.	18,010	1,394,874

Internet Application Software — 0.8%
Splunk, Inc.†	17,443	872,324

Internet Infrastructure Software — 1.0%
F5 Networks, Inc.†	13,070	1,147,023

Internet Telephone — 0.6%
BroadSoft, Inc.†	24,088	718,786

Investment Management/Advisor Services — 1.5%
Affiliated Managers Group, Inc.†	9,460	1,706,111

Machinery-General Industrial — 2.9%
Chart Industries, Inc.†	13,390	1,522,443
Wabtec Corp.	31,380	1,821,923

		3,344,366

Machinery-Pumps — 1.5%
Graco, Inc.	25,050	1,747,989

Medical Instruments — 1.3%
Bruker Corp.†	61,490	1,101,901
Thoratec Corp.†	13,321	436,795

		1,538,696

Medical Products — 3.0%
Cooper Cos., Inc.	11,110	1,414,859
Sirona Dental Systems, Inc.†	13,260	936,156
Wright Medical Group, Inc.†	39,863	1,093,043

		3,444,058

186

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-Biomedical/Gene — 2.8%
Aegerion Pharmaceuticals, Inc.†	8,400	$769,356
Alnylam Pharmaceuticals, Inc.†	18,240	842,141
Cubist Pharmaceuticals, Inc.†	22,860	1,424,864
Puma Biotechnology, Inc.†	4,160	212,617

		3,248,978

Medical-Drugs — 1.6%
Achillion Pharmaceuticals, Inc.†	53,060	378,849
Alkermes PLC†	19,150	643,057
Santarus, Inc.†	34,754	845,217

		1,867,123

Miscellaneous Manufacturing — 0.9%
Movado Group, Inc.	29,370	1,071,418

Oil Companies-Exploration & Production — 2.8%
Goodrich Petroleum Corp.†	12,700	241,554
Gulfport Energy Corp.†	33,136	1,762,835
Oasis Petroleum, Inc.†	29,670	1,247,327

		3,251,716

Real Estate Management/Services — 1.3%
CBRE Group, Inc., Class A†	62,620	1,450,905

Rental Auto/Equipment — 2.5%
Hertz Global Holdings, Inc.†	58,120	1,488,453
United Rentals, Inc.†	24,490	1,403,767

		2,892,220

Retail-Apparel/Shoe — 4.3%
Chico’s FAS, Inc.	63,890	1,094,436
DSW, Inc., Class A	18,696	1,416,970
Finish Line, Inc., Class A	38,580	858,791
PVH Corp.	11,850	1,561,711

		4,931,908

Retail-Automobile — 0.1%
Lithia Motors, Inc., Class A	2,069	134,982

Retail-Building Products — 1.1%
Lumber Liquidators Holdings, Inc.†	12,900	1,248,978

Retail-Home Furnishings — 0.7%
Restoration Hardware Holdings, Inc.†	12,871	860,040

Retail-Restaurants — 1.0%
Panera Bread Co., Class A†	6,830	1,140,951

Retail-Vitamins & Nutrition Supplements — 1.4%
GNC Holdings, Inc., Class A	31,255	1,649,639

Rubber/Plastic Products — 0.5%
Proto Labs, Inc.†	8,680	587,376

Satellite Telecom — 1.2%
DigitalGlobe, Inc.†	43,564	1,411,474

Telecom Equipment-Fiber Optics — 1.3%
IPG Photonics Corp.	24,550	1,495,095

Television — 1.6%
AMC Networks, Inc., Class A†	27,150	1,853,259

Therapeutics — 3.2%
BioMarin Pharmaceutical, Inc.†	17,747	1,147,343
Isis Pharmaceuticals, Inc.†	16,929	488,402
Onyx Pharmaceuticals, Inc.†	10,090	1,324,817
Synageva BioPharma Corp.†	4,820	231,842
Theravance, Inc.†	12,030	463,877

		3,656,281

Security Description	Shares/ Principal Amount	Value (Note 2)

Toys — 1.1%
LeapFrog Enterprises, Inc.†	105,690	$1,217,549

Transactional Software — 1.2%
ACI Worldwide, Inc.†	28,760	1,361,786

Transport-Rail — 1.4%
Kansas City Southern	14,930	1,608,707

Wireless Equipment — 1.6%
Gogo, Inc.†	30,811	370,656
SBA Communications Corp., Class A†	20,539	1,521,735

		1,892,391

Total Long-Term Investment Securities (cost $84,142,023)		108,969,605

REPURCHASE AGREEMENT — 6.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 07/31/2013 to be repurchased 08/01/2013 in the amount of $7,094,002 and collateralized by $7,960,000 of Federal Home Loan Mtg. Corp. Bonds bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $7,239,670 (cost $7,094,000)	$7,094,000	7,094,000

TOTAL INVESTMENTS (cost $91,236,023) (1)	100.2%	116,063,605
Liabilities in excess of other assets	(0.2)	(242,169)

NET ASSETS	100.0%	$115,821,436

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

187

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$108,969,605	$—	$—	$108,969,605
Repurchase Agreement	—	7,094,000	—	7,094,000

Total	$108,969,605	$7,094,000	$—	$116,063,605

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

188

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Time Deposits	5.9%
Medical Instruments	3.8
Diversified Manufacturing Operations	2.9
Oil Companies-Exploration & Production	2.8
Auto/Truck Parts & Equipment-Original	2.8
Enterprise Software/Service	2.7
Banks-Commercial	2.5
Medical-Biomedical/Gene	2.5
Electronic Components-Semiconductors	2.4
Medical-Hospitals	2.3
Food-Misc./Diversified	2.0
Telecom Equipment-Fiber Optics	2.0
Chemicals-Specialty	1.9
Therapeutics	1.9
Human Resources	1.8
Finance-Investment Banker/Broker	1.8
Apparel Manufacturers	1.7
Office Furnishings-Original	1.6
Computer Services	1.5
Retail-Restaurants	1.4
Transport-Truck	1.3
Retail-Apparel/Shoe	1.3
Consumer Products-Misc.	1.2
Building & Construction Products-Misc.	1.2
Oil Field Machinery & Equipment	1.2
Computer Aided Design	1.2
Machinery-General Industrial	1.1
Airlines	1.1
Theaters	1.1
Retail-Automobile	1.1
Electronic Design Automation	1.1
Medical-HMO	1.0
Building Products-Air & Heating	1.0
Computers-Integrated Systems	1.0
Aerospace/Defense-Equipment	1.0
Industrial Automated/Robotic	0.9
Commercial Services	0.9
Semiconductor Equipment	0.9
Dental Supplies & Equipment	0.9
Wire & Cable Products	0.9
Investment Management/Advisor Services	0.9
Hazardous Waste Disposal	0.9
Medical Products	0.9
Chemicals-Plastics	0.9
Physicians Practice Management	0.9
Steel-Producers	0.9
Consulting Services	0.9
Food-Dairy Products	0.9
Retail-Gardening Products	0.9
Medical-Drugs	0.9
Commercial Services-Finance	0.8
Chemicals-Diversified	0.8
Footwear & Related Apparel	0.8
Applications Software	0.8
Home Furnishings	0.8
Internet Application Software	0.8
Patient Monitoring Equipment	0.8
Data Processing/Management	0.8
Oil-Field Services	0.8
Transactional Software	0.8
Distribution/Wholesale	0.7
Leisure Products	0.7

Computer Data Security	0.7%
Non-Hazardous Waste Disposal	0.7
Transport-Marine	0.7
Instruments-Scientific	0.6
Web Hosting/Design	0.6
Miscellaneous Manufacturing	0.6
Retail-Vitamins & Nutrition Supplements	0.5
Networking Products	0.5
Telecom Services	0.5
Motion Pictures & Services	0.5
Retail-Regional Department Stores	0.5
Research & Development	0.5
Transport-Services	0.5
Oil & Gas Drilling	0.5
Building-Residential/Commercial	0.5
Containers-Metal/Glass	0.5
Cosmetics & Toiletries	0.5
Advanced Materials	0.5
Diagnostic Equipment	0.5
Rental Auto/Equipment	0.4
Cellular Telecom	0.3
Audio/Video Products	0.3
Diversified Operations	0.3

99.7%

*	Calculated as a percentage of net assets

189

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.8%
Advanced Materials — 0.5%
Hexcel Corp.†	39,151	$1,378,507

Aerospace/Defense-Equipment — 1.0%
Triumph Group, Inc.	35,783	2,807,534

Airlines — 1.1%
Alaska Air Group, Inc.	49,775	3,044,737

Apparel Manufacturers — 1.7%
Hanesbrands, Inc.	44,620	2,831,585
Under Armour, Inc., Class A†	31,292	2,100,632

		4,932,217

Applications Software — 0.8%
InterXion Holding NV†	94,309	2,373,758

Audio/Video Products — 0.3%
Harman International Industries, Inc.	14,688	889,065

Auto/Truck Parts & Equipment-Original — 2.8%
Allison Transmission Holdings, Inc.	97,765	2,322,896
Tenneco, Inc.†	61,897	2,991,482
TRW Automotive Holdings Corp.†	34,595	2,536,160

		7,850,538

Banks-Commercial — 2.5%
East West Bancorp, Inc.	91,617	2,824,552
Signature Bank†	23,729	2,172,390
SVB Financial Group†	26,076	2,274,349

		7,271,291

Building & Construction Products-Misc. — 1.2%
Fortune Brands Home & Security, Inc.	23,404	966,819
Trex Co., Inc.†	51,256	2,426,459

		3,393,278

Building Products-Air & Heating — 1.0%
Lennox International, Inc.	41,497	2,980,315

Building-Residential/Commercial — 0.5%
Taylor Morrison Home Corp., Class A†	57,919	1,403,377

Cellular Telecom — 0.3%
NII Holdings, Inc.†	138,131	991,781

Chemicals-Diversified — 0.8%
Rockwood Holdings, Inc.	35,394	2,397,236

Chemicals-Plastics — 0.9%
PolyOne Corp.	87,527	2,530,406

Chemicals-Specialty — 1.9%
Cytec Industries, Inc.	29,481	2,296,570
Methanex Corp.	67,243	3,216,233

		5,512,803

Commercial Services — 0.9%
CoStar Group, Inc.†	11,720	1,834,766
HMS Holdings Corp.†	33,942	821,057

		2,655,823

Commercial Services-Finance — 0.8%
Cardtronics, Inc.†	81,709	2,407,147

Computer Aided Design — 1.2%
Aspen Technology, Inc.†	101,810	3,312,897

Computer Data Security — 0.7%
Fortinet, Inc.†	92,640	1,968,600

Security Description	Shares	Value (Note 2)

Computer Services — 1.5%
j2 Global, Inc.	45,130	$2,065,600
Manhattan Associates, Inc.†	26,300	2,323,342

		4,388,942

Computers-Integrated Systems — 1.0%
Jack Henry & Associates, Inc.	28,643	1,383,457
MICROS Systems, Inc.†	30,752	1,498,545

		2,882,002

Consulting Services — 0.9%
MAXIMUS, Inc.	66,679	2,507,797

Consumer Products-Misc. — 1.2%
Jarden Corp.†	35,471	1,612,867
Tumi Holdings, Inc.†	75,348	1,802,324

		3,415,191

Containers-Metal/Glass — 0.5%
Greif, Inc., Class A	25,308	1,400,039

Cosmetics & Toiletries — 0.5%
Elizabeth Arden, Inc.†	33,973	1,394,931

Data Processing/Management — 0.8%
CommVault Systems, Inc.†	26,816	2,264,075

Dental Supplies & Equipment — 0.9%
Align Technology, Inc.†	61,042	2,627,248

Diagnostic Equipment — 0.5%
TearLab Corp.†	91,476	1,294,385

Distribution/Wholesale — 0.7%
WESCO International, Inc.†	26,827	2,032,950

Diversified Manufacturing Operations — 2.9%
Actuant Corp., Class A	39,904	1,409,010
Carlisle Cos., Inc.	45,906	3,109,672
EnPro Industries, Inc.†	44,750	2,543,143
Koppers Holdings, Inc.	28,395	1,097,467

		8,159,292

Diversified Operations — 0.3%
Primoris Services Corp.	39,007	811,346

Electronic Components-Semiconductors — 2.4%
Cavium, Inc.†	30,853	1,127,986
Lattice Semiconductor Corp.†	182,876	943,640
Microsemi Corp.†	110,317	2,720,417
Semtech Corp.†	63,886	1,932,552

		6,724,595

Electronic Design Automation — 1.1%
Cadence Design Systems, Inc.†	206,702	3,013,715

Enterprise Software/Service — 2.7%
Guidewire Software, Inc.†	52,720	2,307,027
MedAssets, Inc.†	97,570	2,124,099
MicroStrategy, Inc., Class A†	14,755	1,401,872
QLIK Technologies, Inc.†	60,399	1,891,697

		7,724,695

Finance-Investment Banker/Broker — 1.8%
Evercore Partners, Inc., Class A	60,772	2,881,808
Stifel Financial Corp.†	58,318	2,195,673

		5,077,481

Food-Dairy Products — 0.9%
WhiteWave Foods Co., Class A†	133,101	2,487,658

190

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food-Misc./Diversified — 2.0%
Annie’s, Inc.†	35,511	$1,466,959
B&G Foods, Inc.	68,341	2,381,001
Hain Celestial Group, Inc.†	27,017	1,971,160

		5,819,120

Footwear & Related Apparel — 0.8%
Steven Madden, Ltd.†	46,574	2,394,835

Hazardous Waste Disposal — 0.9%
Clean Harbors, Inc.†	45,083	2,544,484

Home Furnishings — 0.8%
La-Z-Boy, Inc.	113,980	2,362,805

Human Resources — 1.8%
Team Health Holdings, Inc.†	60,088	2,416,739
TrueBlue, Inc.†	106,582	2,845,740

		5,262,479

Industrial Automated/Robotic — 0.9%
Cognex Corp.	50,126	2,662,192

Instruments-Scientific — 0.6%
Fluidigm Corp.†	103,049	1,830,150

Internet Application Software — 0.8%
Dealertrack Technologies, Inc.†	62,728	2,346,027

Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.†	14,160	2,553,756

Leisure Products — 0.7%
Brunswick Corp.	53,144	2,006,186

Machinery-General Industrial — 1.1%
Manitowoc Co., Inc.	156,464	3,212,206

Medical Instruments — 3.8%
Bruker Corp.†	126,389	2,264,891
DexCom, Inc.†	60,502	1,317,733
Endologix, Inc.†	177,263	2,770,621
Techne Corp.	27,320	2,014,577
Thoratec Corp.†	76,559	2,510,370

		10,878,192

Medical Products — 0.9%
Sirona Dental Systems, Inc.†	35,887	2,533,622

Medical-Biomedical/Gene — 2.5%
Amarin Corp. PLC ADR†	79,611	434,676
Ariad Pharmaceuticals, Inc.†	71,056	1,320,220
Cubist Pharmaceuticals, Inc.†	43,300	2,698,889
NPS Pharmaceuticals, Inc.†	151,065	2,720,681

		7,174,466

Medical-Drugs — 0.9%
Medivation, Inc.†	24,846	1,437,838
TESARO, Inc.†	28,933	987,194

		2,425,032

Medical-HMO — 1.0%
Centene Corp.†	53,847	2,986,893

Medical-Hospitals — 2.3%
Acadia Healthcare Co., Inc.†	102,968	3,796,430
Health Management Associates, Inc., Class A†	98,594	1,329,047
Tenet Healthcare Corp.†	35,035	1,564,313

		6,689,790

Security Description	Shares	Value (Note 2)

Miscellaneous Manufacturing — 0.6%
Trimas Corp.†	44,258	$1,638,874

Motion Pictures & Services — 0.5%
Lions Gate Entertainment Corp.†	44,582	1,450,252

Networking Products — 0.5%
Procera Networks, Inc.†	100,722	1,502,772

Non-Hazardous Waste Disposal — 0.7%
Waste Connections, Inc.	44,375	1,919,662

Office Furnishings-Original — 1.6%
Herman Miller, Inc.	65,240	1,833,897
Steelcase, Inc., Class A	186,226	2,838,084

		4,671,981

Oil & Gas Drilling — 0.5%
Atwood Oceanics, Inc.†	25,167	1,417,909

Oil Companies-Exploration & Production — 2.8%
Gulfport Energy Corp.†	46,708	2,484,866
Kodiak Oil & Gas Corp.†	252,524	2,452,008
Oasis Petroleum, Inc.†	69,788	2,933,887

		7,870,761

Oil Field Machinery & Equipment — 1.2%
Dresser-Rand Group, Inc.†	40,116	2,441,861
Thermon Group Holdings, Inc.†	45,502	910,495

		3,352,356

Oil-Field Services — 0.8%
MRC Global, Inc.†	63,375	1,699,718
TETRA Technologies, Inc.†	48,562	491,447

		2,191,165

Patient Monitoring Equipment — 0.8%
Insulet Corp.†	72,350	2,307,241

Physicians Practice Management — 0.9%
MEDNAX, Inc.†	25,970	2,529,997

Rental Auto/Equipment — 0.4%
Avis Budget Group, Inc.†	31,484	996,154

Research & Development — 0.5%
PAREXEL International Corp.†	28,938	1,430,984

Retail-Apparel/Shoe — 1.3%
DSW, Inc., Class A	23,279	1,764,315
Genesco, Inc.†	26,163	1,841,352

		3,605,667

Retail-Automobile — 1.1%
Group 1 Automotive, Inc.	41,470	3,018,601

Retail-Gardening Products — 0.9%
Tractor Supply Co.	20,101	2,434,834

Retail-Regional Department Stores — 0.5%
Stage Stores, Inc.	57,834	1,443,537

Retail-Restaurants — 1.4%
BJ’s Restaurants, Inc.†	46,394	1,653,482
Noodles & Co.†	7,073	306,756
Papa John’s International, Inc.†	30,354	2,029,469

		3,989,707

Retail-Vitamins & Nutrition Supplements — 0.5%
Vitamin Shoppe, Inc.†	32,086	1,541,091

Semiconductor Equipment — 0.9%
Teradyne, Inc.†	160,250	2,642,522

191

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Steel-Producers — 0.9%
Commercial Metals Co.	162,737	$2,520,796

Telecom Equipment-Fiber Optics — 2.0%
Ciena Corp.†	85,213	1,879,799
IPG Photonics Corp.	29,556	1,799,960
JDS Uniphase Corp.†	145,538	2,135,043

		5,814,802

Telecom Services — 0.5%
tw telecom, Inc.†	49,301	1,468,184

Theaters — 1.1%
Cinemark Holdings, Inc.	103,794	3,022,481

Therapeutics — 1.9%
BioMarin Pharmaceutical, Inc.†	39,299	2,540,680
Onyx Pharmaceuticals, Inc.†	21,753	2,856,169

		5,396,849

Transactional Software — 0.8%
Bottomline Technologies de, Inc.†	74,701	2,171,558

Transport-Marine — 0.7%
Kirby Corp.†	21,937	1,852,799

Transport-Services — 0.5%
UTi Worldwide, Inc.	86,067	1,420,105

Transport-Truck — 1.3%
Knight Transportation, Inc.	81,809	1,388,299
Werner Enterprises, Inc.	96,825	2,329,609

		3,717,908

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Hosting/Design — 0.6%
Web.com Group, Inc.†	65,908	$1,712,290

Wire & Cable Products — 0.9%
Belden, Inc.	44,058	2,582,239

Total Long-Term Investment Securities (cost $213,984,879)		267,625,965

SHORT-TERM INVESTMENT SECURITIES — 5.9%
Time Deposits — 5.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2013 (cost $16,886,000)	$16,886,000	16,886,000

TOTAL INVESTMENTS (cost $230,870,879) (1)	99.7%	284,511,965
Other assets less liabilities	0.3	916,079

NET ASSETS	100.0%	$285,428,044

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$267,625,965	$—	$—	$267,625,965
Short-Term Investment Securities:
Time Deposits	—	16,886,000	—	16,886,000

Total	$267,625,965	$16,886,000	$—	$284,511,965

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

192

SunAmerica Series Trust Marsico Focused Growth Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Repurchase Agreement	14.8%
Medical-Biomedical/Gene	10.5
Web Portals/ISP	7.3
Finance-Credit Card	6.5
Transport-Rail	4.6
Medical-Drugs	4.3
Retail-Restaurants	3.8
Diversified Banking Institutions	3.7
Retail-Building Products	3.4
Insurance-Reinsurance	3.3
Metal Processors & Fabrication	3.2
Agricultural Chemicals	3.1
Medical-HMO	3.0
Banks-Super Regional	2.9
Oil-Field Services	2.9
Casino Hotels	2.7
Retail-Auto Parts	2.7
Retail-Major Department Stores	2.6
Retail-Discount	2.5
Internet Content-Entertainment	2.4
Computer Services	2.3
Aerospace/Defense	1.9
Cable/Satellite TV	1.8
Multimedia	1.7
Pipelines	1.7
Athletic Footwear	0.8
Coffee	0.7
Hotels/Motels	0.6

101.7%

*	Calculated as a percentage of net assets

193

SunAmerica Series Trust Marsico Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 86.9%
Aerospace/Defense — 1.9%
Rolls-Royce Holdings PLC†	196,653	$3,515,112

Agricultural Chemicals — 3.1%
Monsanto Co.	56,310	5,562,302

Athletic Footwear — 0.8%
NIKE, Inc., Class B	22,697	1,428,095

Banks-Super Regional — 2.9%
Wells Fargo & Co.	123,547	5,374,295

Cable/Satellite TV — 1.8%
Comcast Corp., Class A	73,029	3,292,147

Casino Hotels — 2.7%
Wynn Resorts, Ltd.	37,286	4,963,885

Coffee — 0.7%
Green Mountain Coffee Roasters, Inc.†	17,305	1,335,600

Computer Services — 2.3%
Accenture PLC, Class A	56,818	4,193,737

Diversified Banking Institutions — 3.7%
Citigroup, Inc.	128,275	6,688,258

Finance-Credit Card — 6.5%
American Express Co.	62,418	4,604,576
Visa, Inc., Class A	40,623	7,190,677

		11,795,253

Hotel/Motels — 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	16,510	1,092,137

Insurance-Reinsurance — 3.3%
Berkshire Hathaway, Inc., Class B†	51,608	5,979,819

Internet Content-Entertainment — 2.4%
Facebook, Inc., Class A†	120,362	4,432,932

Medical-Biomedical/Gene — 10.5%
Biogen Idec, Inc.†	41,836	9,125,687
Gilead Sciences, Inc.†	161,154	9,902,913

		19,028,600

Medical-Drugs — 4.3%
Bristol-Myers Squibb Co.	100,714	4,354,873
Roche Holding AG	13,808	3,401,831

		7,756,704

Medical-HMO — 3.0%
UnitedHealth Group, Inc.	74,798	5,449,034

Metal Processors & Fabrication — 3.2%
Precision Castparts Corp.	26,392	5,851,634

Multimedia — 1.7%
Walt Disney Co.	47,826	3,091,951

Oil-Field Services — 2.9%
Schlumberger, Ltd.	64,631	5,256,439

Pipelines — 1.7%
Kinder Morgan, Inc.	80,843	3,052,632

Retail-Auto Parts — 2.7%
AutoZone, Inc.†	10,882	4,881,448

Retail-Building Products — 3.4%
Home Depot, Inc.	79,223	6,260,994

Retail-Discount — 2.5%
Wal-Mart Stores, Inc.	58,338	4,546,864

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Major Department Stores — 2.6%
TJX Cos., Inc.	92,080	$4,791,843

Retail-Restaurants — 3.8%
Chipotle Mexican Grill, Inc.†	6,587	2,715,623
Starbucks Corp.	57,876	4,123,086

		6,838,709

Transport-Rail — 4.6%
Canadian Pacific Railway, Ltd.	36,550	4,491,264
Union Pacific Corp.	24,565	3,895,763

		8,387,027

Web Portals/ISP — 7.3%
Google, Inc., Class A†	14,919	13,242,104

Total Long-Term Investment Securities (cost $122,630,720)		158,089,555

REPURCHASE AGREEMENT — 14.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 07/31/13, to be repurchased 08/01/13 in the amount of $26,899,007 and collateralized by $30,170,000 of Federal Home Loan Mtg Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $27,439,917. (cost $26,899,000)	$26,899,000	26,899,000

TOTAL INVESTMENTS (cost $149,529,720)(1)	101.7%	184,988,555
Liabilities in excess of other assets	(1.7)	(3,141,932)

NET ASSETS	100.0%	$181,846,623

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

194

SunAmerica Series Trust Marsico Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Finance-Credit Card	$11,795,253	$—	$—	$11,795,253
Medical-Biomedical/Gene	19,028,600	—	—	19,028,600
Web Portals/ISP	13,242,104	—	—	13,242,104
Other Industries*	114,023,598	—	—	114,023,598
Repurchase Agreement	—	26,899,000	—	26,899,000

Total	$158,089,555	$26,899,000	$—	$184,988,555

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

195

SunAmerica Series Trust Technology Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Applications Software	14.3%
Electronic Components-Semiconductors	11.1
Semiconductor Equipment	9.5
Electronic Design Automation	7.7
Semiconductor Components-Integrated Circuits	7.7
Repurchase Agreement	7.2
Computers-Memory Devices	7.1
Internet Security	5.7
Computers	3.9
Web Portals/ISP	3.4
Networking Products	2.6
Computers-Periphery Equipment	2.4
Wireless Equipment	2.1
Enterprise Software/Service	1.9
Commercial Services	1.7
Web Hosting/Design	1.6
Computers-Integrated Systems	1.2
Software Tools	0.6
Transactional Software	0.6
Internet Telephone	0.5
Commercial Services-Finance	0.5
Electronic Measurement Instruments	0.5
Cable/Satellite TV	0.5
Audio/Video Products	0.5
Consulting Services	0.5
Electric Products-Misc.	0.5
Multimedia	0.4
Finance-Credit Card	0.4
Communications Software	0.4
Computer Software	0.3
Computer Data Security	0.3
Security Services	0.2
Publishing-Newspapers	0.2

98.0%

*	Calculated as a percentage of net assets

196

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 90.8%
Applications Software — 14.3%
Check Point Software Technologies, Ltd.†	29,370	$1,653,825
Citrix Systems, Inc.†	15,300	1,101,906
InterXion Holding NV†	9,260	233,074
Nuance Communications, Inc.†	42,260	792,798
Opera Software ASA	3,684	30,008
PTC, Inc.†	22,688	614,391
Salesforce.com, Inc.†	11,506	503,387
Tangoe, Inc.†	15,500	279,930
Verint Systems, Inc.†	2	72

		5,209,391

Audio/Video Products — 0.5%
TiVo, Inc.†	15,500	171,275

Cable/Satellite TV — 0.5%
Time Warner Cable, Inc.	1,600	182,512

Cellular Telecom — 0.0%
Comverse, Inc.†	2	63

Commercial Services — 1.7%
Performant Financial Corp.†	17,069	180,420
WNS Holdings, Ltd. ADR†	22,311	442,650

		623,070

Commercial Services-Finance — 0.5%
Global Payments, Inc.	4,100	189,871

Communications Software — 0.4%
SolarWinds, Inc.†	4,100	145,509

Computer Data Security — 0.3%
Fortinet, Inc.†	4,400	93,500

Computer Software — 0.3%
Akamai Technologies, Inc.†	2,049	96,713

Computers — 3.9%
Apple, Inc.	3,154	1,427,185

Computers-Integrated Systems — 1.2%
NCR Corp.†	6,962	250,632
Teradata Corp.†	3,400	201,008

		451,640

Computers-Memory Devices — 7.1%
EMC Corp.	50,000	1,307,500
NetApp, Inc.	31,100	1,278,832

		2,586,332

Computers-Periphery Equipment — 2.4%
Electronics for Imaging, Inc.†	21,300	639,639
Synaptics, Inc.†	6,300	252,000

		891,639

Consulting Services — 0.5%
Groupe Steria SCA†	11,822	166,710

Electric Products-Misc. — 0.5%
Nidec Corp.	2,000	163,415

Electronic Components-Semiconductors — 11.1%
Advanced Micro Devices, Inc.†	10,915	41,149
ARM Holdings PLC ADR	6,800	273,020
Avago Technologies, Ltd.	23,700	869,316
Broadcom Corp., Class A	42,200	1,163,454
Lattice Semiconductor Corp.†	28,192	145,471
Micron Technology, Inc.†	14,000	185,500

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors (continued)
Microsemi Corp.†	27,800	$685,548
Skyworks Solutions, Inc.†	27,687	665,042

		4,028,500

Electronic Design Automation — 7.7%
Synopsys, Inc.†	75,762	2,806,224

Electronic Measurement Instruments — 0.5%
Trimble Navigation, Ltd.†	6,500	185,510

Enterprise Software/Service — 1.9%
BMC Software, Inc.†	11,200	514,864
Proofpoint, Inc.†	7,000	188,370

		703,234

Finance-Credit Card — 0.4%
Visa, Inc., Class A	900	159,309

Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	700	17,458

Internet Security — 5.7%
Symantec Corp.	77,600	2,070,368

Internet Telephone — 0.5%
BroadSoft, Inc.†	6,400	190,976

Multimedia — 0.4%
Twenty-First Century Fox, Inc.	5,400	161,352

Networking Products — 2.6%
Cisco Systems, Inc.	37,100	947,905

Publishing-Newspapers — 0.2%
News Corp., Class A†	3,650	58,144

Security Services — 0.2%
LifeLock, Inc.†	7,397	84,104

Semiconductor Components-Integrated Circuits — 7.7%
Marvell Technology Group, Ltd.	51,907	673,234
Maxim Integrated Products, Inc.	10,800	308,880
NXP Semiconductor NV†	6,200	202,430
QUALCOMM, Inc.	20,850	1,345,868
RDA Microelectronics, Inc. ADR	7,198	81,049
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,900	185,082

		2,796,543

Semiconductor Equipment — 9.5%
KLA-Tencor Corp.	8,700	510,081
Lam Research Corp.†	36,962	1,819,270
Teradyne, Inc.†	56,700	934,983
Tokyo Electron, Ltd.	3,900	177,852

		3,442,186

Software Tools — 0.6%
VMware, Inc., Class A†	2,700	221,913

Transactional Software — 0.6%
Synchronoss Technologies, Inc.†	6,100	210,389

Web Hosting/Design — 1.6%
Equinix, Inc.†	3,300	591,855

Web Portals/ISP — 3.4%
Google, Inc., Class A†	1,400	1,242,640

Wireless Equipment — 2.1%
Aruba Networks, Inc.†	19,800	352,044

197

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Wireless Equipment (continued)
Gogo, Inc.†	5,431	$65,335
SBA Communications Corp., Class A†	4,700	348,223

		765,602

Total Long-Term Investment Securities (cost $27,983,645)		33,083,037

REPURCHASE AGREEMENT — 7.2%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 07/31/2013, to be repurchased 08/01/2013 in the amount of $2,611,001 and collateralized by $2,930,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $2,664,864 (cost $2,611,000)	$2,611,000	2,611,000

TOTAL INVESTMENTS (cost $30,594,645)(1)	98.0%	35,694,037
Other assets less liabilities	2.0	726,512

NET ASSETS	100.0%	$36,420,549

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$5,209,391	$—	$—	$5,209,391
Computers-Memory Devices	2,586,332	—	—	2,586,332
Electronic Components-Semiconductors	4,028,500	—	—	4,028,500
Electronic Design Automation	2,806,224	—	—	2,806,224
Internet Security	2,070,368	—	—	2,070,368
Semiconductor Components-Integrated Circuits	2,796,543	—	—	2,796,543
Semiconductor Equipment	3,442,186	—	—	3,442,186
Other Industries*	10,143,493	—	—	10,143,493
Repurchase Agreement	—	2,611,000	—	2,611,000

Total	$33,083,037	$2,611,000	$—	$35,694,037

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

198

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	6.6%
Banks-Commercial	6.4
Auto/Truck Parts & Equipment-Original	5.3
Electronic Components-Misc.	3.7
Insurance-Reinsurance	3.4
Chemicals-Diversified	3.4
Steel-Producers	3.3
Building-Residential/Commercial	3.3
Oil Companies-Exploration & Production	3.0
Semiconductor Equipment	3.0
Banks-Super Regional	2.8
Medical-Hospitals	2.7
Gas-Distribution	2.6
Insurance-Life/Health	2.4
Retail-Apparel/Shoe	2.3
Electric-Integrated	2.2
Electronic Components-Semiconductors	1.8
Building-Heavy Construction	1.8
Distribution/Wholesale	1.6
Theaters	1.4
Insurance-Property/Casualty	1.4
Electronic Parts Distribution	1.4
Entertainment Software	1.4
Telecom Services	1.4
Oil Refining & Marketing	1.4
Medical-HMO	1.4
Transport-Truck	1.4
Building-Mobile Home/Manufactured Housing	1.3
Savings & Loans/Thrifts	1.3
Insurance-Multi-line	1.3
Apparel Manufacturers	1.2
Finance-Investment Banker/Broker	1.2
Machinery-Construction & Mining	1.2
Publishing-Newspapers	1.2
Metal Processors & Fabrication	1.2
Office Supplies & Forms	1.1
Wire & Cable Products	1.1
Computer Services	1.1
Finance-Leasing Companies	1.0
Retail-Office Supplies	1.0
Containers-Paper/Plastic	1.0
Oil-Field Services	1.0
Networking Products	1.0
Time Deposits	0.9
Transport-Services	0.9
Oil & Gas Drilling	0.9
Commercial Services	0.9
Food-Misc./Diversified	0.9
Office Furnishings-Original	0.9
Telecommunication Equipment	0.8
Retail-Computer Equipment	0.8
Casino Hotels	0.7
Circuit Boards	0.7
Cruise Lines	0.6
Food-Dairy Products	0.1

100.1%

*	Calculated as a percentage of net assets

199

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 99.2%
Apparel Manufacturers — 1.2%
Jones Group, Inc.	488,220	$8,016,572

Auto/Truck Parts & Equipment-Original — 5.3%
Dana Holding Corp.	372,540	8,139,999
Lear Corp.	128,940	8,931,674
Tenneco, Inc.†	153,200	7,404,156
TRW Automotive Holdings Corp.†	135,840	9,958,430

		34,434,259

Banks-Commercial — 6.4%
Associated Banc-Corp.	386,140	6,541,211
CapitalSource, Inc.	608,660	7,364,786
Popular, Inc.†	281,833	9,272,306
Susquehanna Bancshares, Inc.	370,020	4,921,266
Webster Financial Corp.	141,140	3,844,654
Zions Bancorporation	318,830	9,450,121

		41,394,344

Banks-Super Regional — 2.8%
Comerica, Inc.	200,550	8,531,397
Huntington Bancshares, Inc.	1,124,120	9,611,226

		18,142,623

Building-Heavy Construction — 1.8%
Granite Construction, Inc.	229,220	6,933,905
Tutor Perini Corp.†	242,740	4,801,397

		11,735,302

Building-Mobile Home/Manufactured Housing — 1.3%
Thor Industries, Inc.	160,130	8,655,027

Building-Residential/Commercial — 3.3%
Meritage Homes Corp.†	176,170	7,973,454
NVR, Inc.†	7,091	6,563,430
PulteGroup, Inc.	397,810	6,615,580

		21,152,464

Casino Hotels — 0.7%
MGM Resorts International†	274,640	4,479,378

Chemicals-Diversified — 3.4%
Axiall Corp.	152,800	6,735,424
Chemtura Corp.†	338,980	7,579,593
Huntsman Corp.	437,610	7,885,732

		22,200,749

Circuit Boards — 0.7%
TTM Technologies, Inc.†	482,680	4,459,963

Commercial Services — 0.9%
Convergys Corp.	306,810	5,807,913

Computer Services — 1.1%
Insight Enterprises, Inc.†	320,777	6,861,420

Containers-Paper/Plastic — 1.0%
Graphic Packaging Holding Co.†	780,110	6,708,946

Cruise Lines — 0.6%
Royal Caribbean Cruises, Ltd.	106,420	4,053,538

Distribution/Wholesale — 1.6%
Arrow Electronics, Inc.†	231,530	10,569,344

Electric-Integrated — 2.2%
NV Energy, Inc.	246,510	5,825,031
PNM Resources, Inc.	352,750	8,282,570

		14,107,601

Security Description	Shares	Value (Note 2)
Electronic Components-Misc. — 3.7%
AU Optronics Corp. ADR	977,539	$3,558,242
Flextronics International, Ltd.†	535,680	4,638,989
Jabil Circuit, Inc.	342,890	7,883,041
Vishay Intertechnology, Inc.†	571,220	8,219,856

		24,300,128

Electronic Components-Semiconductors — 1.8%
Amkor Technology, Inc.†	633,930	2,675,185
Micron Technology, Inc.†	300,860	3,986,395
SunEdison, Inc.†	523,990	5,281,819

		11,943,399

Electronic Parts Distribution — 1.4%
Avnet, Inc.†	240,250	9,050,218

Entertainment Software — 1.4%
Electronic Arts, Inc.†	340,680	8,898,562

Finance-Investment Banker/Broker — 1.2%
E*TRADE Financial Corp.†	535,470	7,978,503

Finance-Leasing Companies — 1.0%
Aircastle, Ltd.	385,400	6,775,332

Food-Dairy Products — 0.1%
Dean Foods Co.†	37,700	410,930

Food-Misc./Diversified — 0.9%
Dole Food Co., Inc.†	446,650	5,761,785

Gas-Distribution — 2.6%
Atmos Energy Corp.	196,600	8,697,584
UGI Corp.	200,570	8,421,934

		17,119,518

Insurance-Life/Health — 2.4%
Torchmark Corp.	111,950	7,957,406
Unum Group	245,795	7,776,954

		15,734,360

Insurance-Multi-line — 1.3%
Genworth Financial, Inc., Class A†	646,650	8,399,984

Insurance-Property/Casualty — 1.4%
Fidelity National Financial, Inc., Class A	374,380	9,164,822

Insurance-Reinsurance — 3.4%
Aspen Insurance Holdings, Ltd.	246,990	9,259,655
Reinsurance Group of America, Inc.	90,570	6,166,911
Validus Holdings, Ltd.	194,960	6,907,433

		22,333,999

Machinery-Construction & Mining — 1.2%
Terex Corp.†	270,490	7,974,045

Medical-HMO — 1.4%
Health Net, Inc.†	286,530	8,787,875

Medical-Hospitals — 2.7%
LifePoint Hospitals, Inc.†	171,426	8,427,302
Universal Health Services, Inc., Class B	126,690	8,861,966

		17,289,268

Metal Processors & Fabrication — 1.2%
Timken Co.	128,200	7,489,444

Networking Products — 1.0%
Anixter International, Inc.†	77,840	6,463,834

200

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Office Furnishings-Original — 0.9%
Steelcase, Inc., Class A	372,050	$5,670,042

Office Supplies & Forms — 1.1%
Avery Dennison Corp.	160,750	7,190,348

Oil & Gas Drilling — 0.9%
Helmerich & Payne, Inc.	92,430	5,841,576

Oil Companies-Exploration & Production — 3.0%
Bill Barrett Corp.†	279,420	6,264,596
Cimarex Energy Co.	116,770	8,924,731
Stone Energy Corp.†	171,100	4,167,996

		19,357,323

Oil Refining & Marketing — 1.4%
Western Refining, Inc.	292,380	8,809,409

Oil-Field Services — 1.0%
Helix Energy Solutions Group, Inc.†	262,360	6,656,073

Publishing-Newspapers — 1.2%
Gannett Co., Inc.	300,860	7,750,154

Real Estate Investment Trusts — 6.6%
BioMed Realty Trust, Inc.	276,220	5,706,705
Camden Property Trust	89,870	6,339,430
LTC Properties, Inc.	150,710	5,827,956
Medical Properties Trust, Inc.	376,690	5,499,674
Mid-America Apartment Communities, Inc.	85,840	5,798,492
Plum Creek Timber Co., Inc.	98,940	4,826,293
RLJ Lodging Trust	372,450	9,020,739

		43,019,289

Retail-Apparel/Shoe — 2.3%
Abercrombie & Fitch Co., Class A	99,730	4,973,535
Men’s Wearhouse, Inc.	241,090	9,626,724

		14,600,259

Retail-Computer Equipment — 0.8%
GameStop Corp., Class A	100,100	4,910,906

Retail-Office Supplies — 1.0%
Office Depot, Inc.†	1,557,165	6,742,524

Savings & Loans/Thrifts — 1.3%
First Niagara Financial Group, Inc.	805,770	8,613,681

Semiconductor Equipment — 3.0%
Entegris, Inc.†	714,330	6,807,565
Lam Research Corp.†	162,710	8,008,586
MKS Instruments, Inc.	163,168	4,425,116

		19,241,267

Steel-Producers — 3.3%
Commercial Metals Co.	469,600	7,274,104
Reliance Steel & Aluminum Co.	96,370	6,765,174
Steel Dynamics, Inc.	481,420	7,490,895

		21,530,173

Telecom Services — 1.4%
Amdocs, Ltd.	231,180	8,893,495

Telecommunication Equipment — 0.8%
Harris Corp.	90,730	5,177,961

Theaters — 1.4%
Regal Entertainment Group, Class A	488,730	9,212,561

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Services — 0.9%
Bristow Group, Inc.	87,850	$5,974,679

Transport-Truck — 1.4%
Con-way, Inc.	211,170	8,752,997

Wire & Cable Products — 1.1%
General Cable Corp.	225,150	7,096,728

Total Long-Term Investment Securities (cost $513,813,494)		643,696,894

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Time Deposits — 0.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2013 (cost $6,029,000)	$6,029,000	6,029,000
TOTAL INVESTMENTS (cost $519,842,494)(1)	100.1%	649,725,894
Liabilities in excess of other assets	(0.1)	(755,868)

NET ASSETS	100.0%	$648,970,026

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

201

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Auto/Truck Parts & Equipment-Original	$34,434,259	$—	$—	$34,434,259
Banks-Commercial	41,394,344	—	—	41,394,344
Real Estate Investment Trusts	43,019,289	—	—	43,019,289
Other Industries*	524,849,002	—	—	524,849,002
Short-Term Investment Securities:
Time Deposits	—	6,029,000	—	6,029,000

Total	$643,696,894	$6,029,000	$—	$649,725,894

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

202

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Medical-Drugs	9.9%
Diversified Banking Institutions	7.6
Oil Companies-Integrated	7.0
Banks-Commercial	6.1
Insurance-Multi-line	5.3
Certificates of Deposit	5.1
Insurance-Life/Health	4.2
Auto-Cars/Light Trucks	4.1
Chemicals-Diversified	2.9
Cellular Telecom	2.9
Real Estate Investment Trusts	2.8
Gas-Distribution	2.4
Tobacco	2.0
Telephone-Integrated	1.9
Insurance-Property/Casualty	1.9
Electric-Integrated	1.7
Telecom Services	1.6
Transport-Services	1.6
Import/Export	1.6
Finance-Leasing Companies	1.5
Diversified Manufacturing Operations	1.5
Building-Heavy Construction	1.5
Advertising Agencies	1.4
Electronic Components-Semiconductors	1.4
Food-Misc./Diversified	1.3
Oil Companies-Exploration & Production	1.3
Travel Services	1.1
Real Estate Operations & Development	1.0
Real Estate Management/Services	1.0
Auto/Truck Parts & Equipment-Original	1.0
Machinery-Electrical	0.9
Insurance-Reinsurance	0.8
Industrial Automated/Robotic	0.8
Aerospace/Defense-Equipment	0.8
Finance-Credit Card	0.8
Cable/Satellite TV	0.8
Toys	0.8
Airlines	0.7
Medical-Generic Drugs	0.7
Metal-Diversified	0.7
Water	0.6
Retail-Convenience Store	0.6
Electronics-Military	0.6
Building Products-Cement	0.6
Power Converter/Supply Equipment	0.5
Electric-Generation	0.5
Computers	0.5
Casino Hotels	0.5
Electric Products-Misc.	0.5
Television	0.5
Metal-Iron	0.4
Building-Residential/Commercial	0.4
Marine Services	0.4
Food-Retail	0.3
Semiconductor Components-Integrated Circuits	0.3
Machinery-General Industrial	0.3
Audio/Video Products	0.3
Transactional Software	0.3
Beverages-Non-alcoholic	0.1
Gold Mining	0.1

102.7%

Country Allocation*

Japan	22.9%
United Kingdom	21.9
Germany	11.3
France	10.6
United States	5.6
Australia	4.6
Netherlands	4.1
Switzerland	3.5
Italy	3.0
Canada	2.8
Jersey	2.1
South Korea	1.6
Spain	1.4
Hong Kong	1.3
Russia	0.9
Ireland	0.9
Portugal	0.8
Israel	0.7
Denmark	0.6
Bermuda	0.6
Taiwan	0.5
Singapore	0.4
Finland	0.3
Brazil	0.3

102.7%

*	Calculated as a percentage of net assets

203

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.3%
Australia — 4.6%
Australia & New Zealand Banking Group, Ltd.	258,785	$6,922,439
Dexus Property Group	2,288,917	2,160,262
Fortescue Metals Group, Ltd.	427,860	1,407,569
Newcrest Mining, Ltd.	45,163	496,474
Origin Energy, Ltd.	189,793	2,038,615
Shopping Centres Australasia Property Group	1,638,044	2,377,854
Westfield Retail Trust	397,389	1,075,151

		16,478,364

Bermuda — 0.6%
Hong Kong Land Holdings, Ltd.	332,000	2,247,640

Canada — 2.8%
Canadian Natural Resources, Ltd.	143,100	4,434,693
Intact Financial Corp.	43,500	2,558,500
Suncor Energy, Inc.	90,700	2,866,441

		9,859,634

Denmark — 0.6%
TDC A/S	262,439	2,296,473

Finland — 0.3%
Metso Oyj	30,743	1,082,595

France — 10.6%
Arkema SA	29,712	2,978,386
AXA SA	195,014	4,300,165
Safran SA	33,777	1,983,441
Sanofi	125,488	13,383,815
Schneider Electric SA	24,077	1,915,764
SCOR SE	91,957	2,939,098
Valeo SA	43,651	3,462,199
Veolia Environnement SA	159,199	2,135,906
Vinci SA	83,445	4,505,938

		37,604,712

Germany — 11.3%
Allianz SE	65,004	10,135,229
BASF SE	49,786	4,415,078
Bayer AG	60,033	6,976,198
Daimler AG	53,458	3,713,774
Deutsche Bank AG	53,938	2,432,901
Deutsche Post AG	202,338	5,671,629
Siemens AG	48,974	5,362,707
Stada Arzneimittel AG	35,154	1,649,242

		40,356,758

Hong Kong — 1.3%
AIA Group, Ltd.	326,000	1,544,755
SJM Holdings, Ltd.	701,000	1,764,341
Sun Hung Kai Properties, Ltd.	108,000	1,444,066

		4,753,162

Ireland — 0.9%
Kerry Group PLC, Class A (ISE)	41,044	2,522,653
Kerry Group PLC, Class A (LSE)	9,593	585,969

		3,108,622

Israel — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	64,900	2,576,530

Security Description	Shares	Value (Note 2)

Italy — 3.0%
Eni SpA	300,192	$6,633,376
Telecom Italia SpA	2,114,614	1,430,500
UniCredit SpA	488,660	2,660,163

		10,724,039

Japan — 22.9%
Ajinomoto Co., Inc.	109,000	1,522,950
Alpine Electronics, Inc.	101,900	1,002,244
Astellas Pharma, Inc.	82,200	4,407,619
Bank of Yokohama, Ltd.	232,000	1,274,803
Credit Saison Co., Ltd.	123,700	2,780,755
Electric Power Development Co., Ltd.	57,400	1,902,390
FANUC Corp.	19,000	2,883,669
Hitachi, Ltd.	262,000	1,760,760
ITOCHU Corp.	162,500	1,935,195
Japan Airlines Co., Ltd.	49,200	2,613,012
Japan Tobacco, Inc.	151,700	5,306,634
Lawson, Inc.	26,700	2,094,331
Mitsubishi Corp.	204,400	3,734,773
Mitsubishi Electric Corp.	319,000	3,104,964
Mitsubishi Estate Co., Ltd.	143,000	3,638,168
MS&AD Insurance Group Holdings	51,100	1,326,690
Nintendo Co., Ltd.	21,500	2,727,300
Nippon Telegraph & Telephone Corp.	37,900	1,910,290
Nissan Motor Co., Ltd.	588,700	6,175,007
Nitto Denko Corp.	58,000	3,275,865
ORIX Corp.	362,900	5,392,907
Sekisui House, Ltd.	97,000	1,255,224
Softbank Corp.	24,600	1,567,807
Sumitomo Mitsui Financial Group, Inc.	179,700	8,231,585
Tokio Marine Holdings, Inc.	50,400	1,613,768
Tokyo Gas Co., Ltd.	565,000	3,110,356
Toyota Motor Corp.	80,600	4,914,534

		81,463,600

Jersey — 2.1%
Glencore Xstrata PLC	544,436	2,298,320
WPP PLC	285,562	5,143,430

		7,441,750

Netherlands — 4.1%
European Aeronautic Defence and Space Co. NV	47,241	2,820,890
ING Groep NV CVA†	733,049	7,489,625
NXP Semiconductor NV†	34,700	1,132,955
Ziggo NV	82,750	3,287,181

		14,730,651

Portugal — 0.8%
EDP - Energias de Portugal SA	795,442	2,825,437

Russia — 0.9%
Sberbank of Russia ADR	287,296	3,329,761

Singapore — 0.4%
Ezion Holdings, Ltd.	713,000	1,245,513

South Korea — 1.6%
Daelim Industrial Co., Ltd.	9,080	719,336
Samsung Electronics Co., Ltd.	2,614	2,978,321
SK Hynix, Inc.†	87,940	2,129,174

		5,826,831

204

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Spain — 1.4%
Amadeus IT Holding SA, Class A	28,975	$995,281
Atresmedia Corp. de Medios di Communication	158,395	1,656,265
Banco Bilbao Vizcaya Argentaria SA	227,438	2,153,708

		4,805,254

Switzerland — 3.5%
ACE, Ltd.	51,306	4,688,342
Holcim, Ltd.	25,763	1,862,386
Roche Holding AG	7,556	1,861,546
UBS AG	196,279	3,866,407

		12,278,681

Taiwan — 0.5%
Asustek Computer, Inc.	213,000	1,861,037

United Kingdom — 21.9%
Admiral Group PLC	46,343	989,105
AstraZeneca PLC	63,264	3,209,617
Barclays PLC	1,338,245	5,861,085
British Land Co. PLC	486,021	4,417,674
Britvic PLC	61,732	510,870
Centrica PLC	875,765	5,209,128
GlaxoSmithKline PLC	136,861	3,506,085
HSBC Holdings PLC	913,296	10,389,573
Jazztel PLC†	291,802	2,647,515
Liberty Global PLC, Class C†	35,900	2,770,044
Lloyds Banking Group PLC†	1,926,396	2,006,534
Prudential PLC	332,079	5,895,396
Royal Dutch Shell PLC, Class A	446,988	15,220,077
TUI Travel PLC	694,108	4,035,696
Vodafone Group PLC	3,379,256	10,152,871
WM Morrison Supermarkets PLC	262,893	1,156,186

		77,977,456

Security Description	Shares/ Principal Amount	Value (Note 2)

United States — 0.5%
Philip Morris International, Inc.	21,300	$1,899,534

Total Common Stock (cost $300,007,005)		346,774,034

PREFERRED STOCK — 0.3%
Brazil — 0.3%
Cia Energetica de Minas Gerais ADR (cost $ 1,124,639)	109,862	1,017,319

Total Long-Term Investment Securities (cost $301,131,644)		347,791,353

SHORT-TERM INVESTMENT SECURITIES — 5.1%
Certificates of Deposit —-5.1%
Deutsche Bank AG 0.07% due 08/01/2013 (cost $ 18,288,000)	$18,288,000	18,288,000

TOTAL INVESTMENTS — (cost $319,419,644) (1)	102.7%	366,079,353
Liabilities in excess of other assets	(2.7)	(9,639,182)

NET ASSETS —	100.0%	$356,440,171

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

ISE — Ireland Stock Exchange

LSE — London Stock Exchange

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	SEK	7,394,400	USD	1,146,145	9/18/2013	$12,890	$—
	USD	1,124,819	SEK	7,394,400	9/18/2013	8,436	—
	USD	884,832	AUD	964,000	10/18/2013	—	(22,786)

						21,326	(22,786)

Barclays Bank PLC	CAD	2,241,400	USD	2,129,697	10/18/2013	—	(48,442)
	CHF	5,926,400	USD	6,263,164	9/18/2013	—	(142,963)
	EUR	992,300	USD	1,299,986	9/18/2013	—	(20,330)
	GBP	634,800	USD	973,418	9/18/2013	8,036	—
	HKD	10,692,000	USD	1,378,244	8/22/2013	—	(489)
	JPY	743,686,600	USD	7,504,557	8/22/2013	—	(91,838)
	SGD	1,128,000	USD	883,775	8/22/2013	—	(3,833)
	USD	4,926,521	HKD	38,216,500	8/22/2013	1,497	—
	USD	2,826,464	SGD	3,483,900	8/22/2013	—	(85,030)
	USD	6,287,479	CHF	5,926,400	9/18/2013	118,648	—
	USD	1,315,101	EUR	992,300	9/18/2013	5,216	—
	USD	968,344	GBP	634,800	9/18/2013	—	(2,962)
	USD	2,785,445	SEK	18,306,000	9/18/2013	20,106	—
	USD	613,080	AUD	668,200	10/18/2013	—	(15,550)
	USD	1,417,002	CAD	1,488,500	10/18/2013	29,487	—

						182,990	(411,437)

205

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank N.A.	CAD	1,332,300	USD	1,265,843	10/18/2013	$—	$(28,855)
	DKK	1,444,700	USD	253,550	9/18/2013	—	(4,376)
	EUR	1,467,900	USD	1,945,453	9/18/2013	—	(7,679)
	JPY	157,554,100	USD	1,610,703	8/22/2013	1,364	—
	SGD	4,144,800	USD	3,312,323	8/22/2013	50,835	—
	USD	2,858,478	JPY	277,886,900	8/22/2013	—	(19,999)
	USD	3,356,391	SGD	4,144,800	8/22/2013	—	(94,904)
	USD	1,918,549	EUR	1,467,900	9/18/2013	34,583	—
	USD	1,198,346	AUD	1,306,000	10/18/2013	—	(30,472)

						86,782	(186,285)

Credit Suisse International	CAD	1,704,000	USD	1,619,041	10/18/2013	—	(36,866)
	CHF	583,000	USD	626,666	9/18/2013	—	(3,526)
	EUR	1,599,900	USD	2,095,325	9/18/2013	—	(33,442)
	GBP	160,200	USD	245,636	9/18/2013	2,009	—
	JPY	68,308,600	USD	702,691	8/22/2013	4,952	—
	USD	915,119	JPY	93,698,200	8/22/2013	41,962	—
	USD	616,977	CHF	583,000	9/18/2013	13,215	—
	USD	2,120,299	EUR	1,599,900	9/18/2013	8,467	—
	USD	244,376	GBP	160,200	9/18/2013	—	(749)
	USD	2,291,854	NOK	13,379,200	9/18/2013	—	(25,378)
	USD	3,108,309	SEK	20,429,300	9/18/2013	22,656	—
	USD	2,586,637	AUD	2,819,100	10/18/2013	—	(65,691)
	USD	1,594,420	CAD	1,651,500	10/18/2013	10,469	—
	USD	537,612	NZD	692,500	10/18/2013	12,496	—

						116,226	(165,652)

Deutsche Bank AG London	CAD	799,500	USD	759,692	10/18/2013	—	(17,243)
	EUR	931,600	USD	1,207,031	9/18/2013	—	(32,520)
	USD	3,889,844	EUR	2,969,800	9/18/2013	61,660	—
	USD	1,521,684	SEK	10,000,700	9/18/2013	11,008	—

						72,668	(49,763)

HSBC Bank	CAD	450,300	USD	427,912	10/18/2013	—	(9,679)
	EUR	1,812,600	USD	2,373,183	9/18/2013	—	(38,594)
	GBP	1,615,700	USD	2,464,670	9/18/2013	7,568	—
	USD	727,757	JPY	70,727,800	8/22/2013	—	(5,307)
	USD	2,402,239	EUR	1,812,600	9/18/2013	9,538	—
	USD	2,476,981	GBP	1,615,700	9/18/2013	—	(19,880)
	USD	934,482	NOK	5,452,700	9/18/2013	—	(10,778)

						17,106	(84,238)

JPMorgan Chase Bank	CAD	906,400	USD	861,196	10/18/2013	—	(19,622)
	CHF	1,612,100	USD	1,724,293	9/18/2013	—	(18,303)
	EUR	2,135,600	USD	2,830,279	9/18/2013	—	(11,270)
	GBP	687,300	USD	1,026,724	9/18/2013	—	(18,498)
	JPY	546,138,100	USD	5,549,283	8/22/2013	—	(29,250)
	SEK	6,596,900	USD	998,960	9/18/2013	—	(12,071)
	USD	2,752,572	SGD	3,452,100	8/22/2013	—	(36,161)
	USD	5,548,221	CHF	5,244,900	9/18/2013	121,240	—
	USD	2,796,846	EUR	2,135,600	9/18/2013	44,703	—
	USD	4,229,098	GBP	2,758,200	9/18/2013	—	(34,522)
	USD	1,742,463	NOK	10,171,800	9/18/2013	—	(19,330)
	USD	2,751,061	SEK	17,939,700	9/18/2013	—	(1,648)

						165,943	(200,675)

Royal Bank of Scotland PLC	USD	1,727,046	AUD	1,882,400	10/18/2013	—	(43,732)

206

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
State Street Bank & Trust Co.	CAD	2,160,000	USD	2,052,023	10/18/2013	$—	$(47,015)
	EUR	3,897,400	USD	5,105,594	9/18/2013	—	(80,139)
	ILS	3,078,700	USD	844,961	10/18/2013	—	(17,356)
	NOK	2,192,800	USD	375,546	9/18/2013	4,079	—
	USD	1,407,786	JPY	143,439,300	8/22/2013	57,376	—
	USD	5,157,636	EUR	3,897,400	9/18/2013	28,097	—
	USD	1,092,336	NOK	6,317,800	9/18/2013	—	(22,083)
	USD	750,203	SEK	4,931,500	9/18/2013	5,591	—
	USD	1,242,133	AUD	1,354,000	10/18/2013	—	(31,335)

						95,143	(197,928)

UBS AG	AUD	1,127,800	USD	1,034,644	10/18/2013	26,122	—
	CAD	1,453,700	USD	1,381,017	10/18/2013	—	(31,654)
	CHF	394,400	USD	423,962	9/18/2013	—	(2,363)
	EUR	2,247,700	USD	2,971,740	9/18/2013	—	(18,965)
	GBP	1,489,400	USD	2,246,146	9/18/2013	—	(18,882)
	USD	2,183,242	CHF	2,063,600	9/18/2013	47,401	—
	USD	2,942,914	EUR	2,247,700	9/18/2013	47,791	—
	USD	2,272,005	GBP	1,489,400	9/18/2013	—	(6,977)
	USD	2,851,602	AUD	3,156,700	10/18/2013	—	(28,761)

						121,314	(107,602)

Westpac Banking Corp.	CAD	1,760,700	USD	1,672,525	10/18/2013	—	(38,482)
	EUR	1,273,100	USD	1,687,265	9/18/2013	—	(6,674)
	GBP	4,705,000	USD	7,206,714	9/18/2013	51,511	—
	USD	5,852,793	JPY	573,131,500	8/22/2013	1,465	—
	USD	1,666,997	EUR	1,273,100	9/18/2013	26,942	—
	USD	9,010,159	GBP	5,887,300	9/18/2013	—	(56,955)
	USD	2,078,847	AUD	2,265,600	10/18/2013	—	(52,860)
						—	—

						79,918	(154,971)

Net Unrealized Appreciation/(Depreciation)						$959,416	$(1,625,069)

AUD	— Australian Dollar	ILS	— Israeli Shekel
CAD	— Canadian Dollar	JPY	— Japanese Yen
CHF	— Swiss Franc	NOK	— Norwegian Krone
DKK	— Danish Krone	NZD	— New Zealand
EUR	— Euro	SEK	— Swedish Krona
GBP	— British Pound Sterling	SGD	— Singapore Dollar
HKD	— Kong Dollar	USD — United States Dollar

207

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$37,604,712	$—	$—	$37,604,712
Germany	40,356,758	—	—	40,356,758
Japan	81,463,600	—	—	81,463,600
United Kingdom	77,977,456	—	—	77,977,456
Other Countries*	109,371,508	—	—	109,371,508
Preferred Stock	1,017,319	—	—	1,017,319
Short-Term Investment Securities:
Certificates of Deposit	—	18,288,000	—	18,288,000
Other Financial Instruments: @
Open Forward Foreign Currency Contracts Appreciation	—	959,416	—	959,416

Total	$347,791,353	$19,247,416	$—	$367,038,769

LIABILITIES:
Other Financial Instruments: @
Open Forward Foreign Currency Contracts Depreciation	$—	$1,625,070	$—	$1,625,070

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

208

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Medical-Drugs	8.4%
Diversified Banking Institutions	5.4
Oil Companies-Integrated	4.1
Insurance-Life/Health	3.6
Oil Companies-Exploration & Production	3.4
Auto-Cars/Light Trucks	3.4
Insurance-Multi-line	2.9
Banks-Commercial	2.8
Repurchase Agreement	2.5
Banks-Super Regional	2.2
Medical-Biomedical/Gene	1.8
Web Portals/ISP	1.7
Investment Management/Advisor Services	1.4
Food-Misc./Diversified	1.4
Medical-HMO	1.2
Semiconductor Equipment	1.2
Cable/Satellite TV	1.2
Cellular Telecom	1.1
Real Estate Operations & Development	1.1
Aerospace/Defense	1.1
Multimedia	1.0
Airlines	1.0
Tobacco	1.0
Telephone-Integrated	0.9
Computers-Memory Devices	0.9
Aerospace/Defense-Equipment	0.9
Auto/Truck Parts & Equipment-Original	0.9
Semiconductor Components-Integrated Circuits	0.9
Electric-Integrated	0.9
Retail-Jewelry	0.8
Diversified Manufacturing Operations	0.8
Networking Products	0.8
Retail-Major Department Stores	0.8
Transport-Rail	0.8
Cosmetics & Toiletries	0.8
Television	0.8
Apparel Manufacturers	0.8
Metal-Diversified	0.8
Import/Export	0.8
Medical-Generic Drugs	0.8
Building-Residential/Commercial	0.7
Engineering/R&D Services	0.7
Medical Products	0.7
Electronic Components-Semiconductors	0.7
Transport-Services	0.7
Chemicals-Diversified	0.7
Retail-Apparel/Shoe	0.7
Food-Retail	0.7
Insurance-Property/Casualty	0.7
Rubber-Tires	0.6
Finance-Credit Card	0.6
Paper & Related Products	0.6
Applications Software	0.6
Containers-Paper/Plastic	0.6
Chemicals-Specialty	0.6
Tools-Hand Held	0.6
Casino Hotels	0.6
Medical Instruments	0.5
Computers	0.5
Beverages-Non-alcoholic	0.5
Power Converter/Supply Equipment	0.5
Retail-Drug Store	0.5

Instruments-Controls	0.4%
Oil-Field Services	0.4
Finance-Leasing Companies	0.4
Banks-Fiduciary	0.4
Diversified Minerals	0.4
Retail-Regional Department Stores	0.4
Retail-Building Products	0.4
Electric Products-Misc.	0.4
Internet Content-Entertainment	0.4
Building Products-Wood	0.4
Textile-Home Furnishings	0.4
Internet Security	0.4
Batteries/Battery Systems	0.4
Beverages-Wine/Spirits	0.3
Machinery-Construction & Mining	0.3
Appliances	0.3
Telecom Services	0.3
Telecom Equipment-Fiber Optics	0.3
Instruments-Scientific	0.3
Transactional Software	0.3
Retail-Office Supplies	0.3
Advertising Agencies	0.3
Building Products-Cement	0.3
Building Products-Air & Heating	0.3
Machinery-General Industrial	0.3
Oil & Gas Drilling	0.3
Machinery-Electrical	0.3
Retail-Consumer Electronics	0.3
Audio/Video Products	0.3
Steel-Producers	0.3
Office Automation & Equipment	0.3
Building-Heavy Construction	0.3
Soap & Cleaning Preparation	0.3
Medical-Hospitals	0.3
Building & Construction-Misc.	0.3
Distribution/Wholesale	0.3
Travel Services	0.3
Pharmacy Services	0.3
Food-Confectionery	0.3
Human Resources	0.3
Insurance-Reinsurance	0.3
Food-Dairy Products	0.3
Retail-Misc./Diversified	0.2
Electronic Components-Misc.	0.2
Savings & Loans/Thrifts	0.2
Machinery-Pumps	0.2
Internet Content-Information/News	0.2
Advertising Sales	0.2
Computers-Periphery Equipment	0.2
Transport-Marine	0.2
Medical-Wholesale Drug Distribution	0.2
Office Supplies & Forms	0.2
Computer Services	0.2
E-Commerce/Services	0.2
Private Equity	0.2
Coatings/Paint	0.2
Diversified Operations	0.2

99.6%

*	Calculated as a percentage of net assets

209

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited) — (continued)

Country Allocation*

United States	52.3%
United Kingdom	10.9
Japan	8.5
Switzerland	5.3
France	4.2
Germany	3.9
Ireland	1.8
Canada	1.7
Spain	1.3
Netherlands	1.0
Hong Kong	1.0
Bermuda	0.8
Sweden	0.8
China	0.8
Jersey	0.7
Australia	0.7
Cayman Islands	0.6
Italy	0.5
India	0.4
Norway	0.3
South Korea	0.3
Finland	0.3
Singapore	0.3
Austria	0.3
Belgium	0.3
Panama	0.2
Portugal	0.2
Taiwan	0.2

99.6%

*	Calculated as a percentage of net assets

210

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.4%
Australia — 0.7%
BHP Billiton, Ltd.	37,608	$1,170,968
Flight Centre, Ltd.	19,579	798,096

		1,969,064

Austria — 0.3%
Voestalpine AG	22,564	864,969

Belgium — 0.3%
Delhaize Group SA	11,855	778,392

Bermuda — 0.8%
Invesco, Ltd.	18,909	608,681
Marvell Technology Group, Ltd.	66,356	860,637
Signet Jewelers, Ltd.	13,462	984,207

		2,453,525

Canada — 1.7%
Canadian National Railway Co.	8,509	850,486
InterOil Corp.†	13,106	1,123,184
Suncor Energy, Inc.	40,463	1,278,774
Toronto-Dominion Bank	8,756	737,922
Valeant Pharmaceuticals International, Inc.†	9,851	922,054

		4,912,420

Cayman Islands — 0.6%
Sands China, Ltd.	166,000	898,963
Wynn Macau, Ltd.	254,000	717,237

		1,616,200

China — 0.8%
China Construction Bank Corp.	1,468,000	1,095,946
Industrial & Commercial Bank of China, Ltd.	1,725,000	1,134,342

		2,230,288

Finland — 0.3%
Stora Enso OYJ, Class R	122,608	909,347

France — 4.2%
AXA SA	74,514	1,643,075
BNP Paribas SA	18,472	1,195,167
Electricite de France SA	35,285	1,035,292
Groupe Fnac†	483	10,859
Kering	3,867	885,362
Lafarge SA	14,154	905,053
Renault SA	14,209	1,118,487
Sanofi	24,615	2,625,292
Schneider Electric SA	13,484	1,072,898
Teleperformance	14,451	699,786
Valeo SA	12,418	984,939

		12,176,210

Germany — 3.2%
Allianz SE	8,734	1,361,779
Bayer AG	18,632	2,165,151
Bayerische Motoren Werke AG	10,130	991,732
Continental AG	6,319	995,327
Daimler AG	15,770	1,095,556
Deutsche Bank AG	19,408	875,408
Deutsche Post AG	38,204	1,070,876
Freenet AG	31,214	747,252

		9,303,081

Security Description	Shares	Value (Note 2)

Hong Kong — 1.0%
Cheung Kong Holdings, Ltd.	63,000	$884,612
China Overseas Land & Investment, Ltd.	322,000	925,860
Hang Lung Properties, Ltd.	179,000	581,619
Wharf Holdings, Ltd.	62,000	533,614

		2,925,705

India — 0.4%
HDFC Bank, Ltd. ADR	18,233	599,866
Yes Bank, Ltd.	92,006	487,153

		1,087,019

Ireland — 1.8%
Covidien PLC	16,294	1,004,199
Eaton Corp. PLC	13,563	935,169
Glanbia PLC	54,425	713,182
Ingersoll-Rand PLC	16,067	980,890
Mallinckrodt PLC†	1,559	71,543
Ryanair Holdings PLC ADR	14,002	721,383
XL Group PLC	28,719	900,341

		5,326,707

Italy — 0.5%
Azimut Holding SpA	37,116	834,476
Mediaset SpA†	135,687	593,159

		1,427,635

Japan — 8.5%
Bridgestone Corp.	27,500	977,428
Daicel Corp.	96,000	828,516
Daikin Industries, Ltd.	21,700	904,259
East Japan Railway Co.	10,800	870,309
Hitachi, Ltd.	162,000	1,088,714
Isuzu Motors, Ltd.	71,000	505,434
ITOCHU Corp.	53,900	641,889
Japan Tobacco, Inc.	30,200	1,056,429
KDDI Corp.	18,400	1,016,689
Komatsu, Ltd.	45,200	1,010,087
Makita Corp.	15,300	798,519
Marubeni Corp.	106,000	738,352
Mitsubishi Corp.	40,500	740,011
Mitsubishi Electric Corp.	90,000	876,009
Mitsubishi UFJ Financial Group, Inc.	139,700	857,519
Mitsui Fudosan Co., Ltd.	26,000	786,825
Nippon Paint Co., Ltd.	43,000	548,534
Nissan Motor Co., Ltd.	84,000	881,095
Omron Corp.	23,400	725,350
ORIX Corp.	85,100	1,264,636
Ryohin Keikaku Co., Ltd.	8,200	719,416
Sekisui House, Ltd.	57,000	737,606
Sony Corp.	41,100	868,091
Sumitomo Mitsui Financial Group, Inc.	23,400	1,071,892
Sumitomo Mitsui Trust Holdings, Inc.	186,000	858,666
T&D Holdings, Inc.	44,000	557,696
Toyoda Gosei Co., Ltd.	32,100	790,124
Toyota Motor Corp.	31,300	1,908,498

		24,628,593

Jersey — 0.7%
Glencore Xstrata PLC	265,608	1,121,256
WPP PLC	50,525	910,036

		2,031,292

211

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Netherlands — 1.0%
ASML Holding NV	13,027	$1,171,540
ING Groep NV CVA†	102,141	1,043,583
LyondellBasell Industries NV, Class A	11,924	819,298

		3,034,421

Norway — 0.3%
Telenor ASA	44,020	974,852

Panama — 0.2%
Copa Holdings SA, Class A	4,893	680,959

Portugal — 0.2%
EDP - Energias de Portugal SA	153,629	545,695

Singapore — 0.3%
Avago Technologies, Ltd.	23,741	870,820

South Korea — 0.3%
Hyundai Motor Co.	4,494	930,062

Spain — 1.3%
Amadeus IT Holding SA, Class A	27,028	928,402
Ferrovial SA	48,314	822,714
Iberdrola SA	145,505	803,326
Repsol SA	48,304	1,156,059

		3,710,501

Sweden — 0.8%
NCC AB, Class B	32,549	853,905
Svenska Cellulosa AB, Class B	35,778	946,849
Trelleborg AB, Class B	34,030	599,349

		2,400,103

Switzerland — 5.3%
ABB, Ltd.	44,601	985,082
ACE, Ltd.	11,917	1,088,976
Actelion, Ltd.	13,308	884,372
Cie Financiere Richemont SA, Class A	16,161	1,582,135
Credit Suisse Group AG	40,297	1,183,938
GAM Holding AG	41,375	661,678
Lonza Group AG	10,966	843,675
Novartis AG	35,773	2,574,404
OC Oerlikon Corp. AG	67,580	887,241
Roche Holding AG	10,532	2,594,733
Swiss Re AG	9,180	731,067
UBS AG	69,564	1,370,308

		15,387,609

Taiwan — 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	30,628	520,063

United Kingdom — 10.9%
3i Group PLC	97,220	567,033
Associated British Foods PLC	25,223	745,923
AstraZeneca PLC	14,450	733,102
Aviva PLC	186,893	1,056,216
Barclays PLC	404,887	1,773,275
BG Group PLC	87,886	1,586,310
British American Tobacco PLC	31,435	1,676,587
BT Group PLC	180,008	932,963
Burberry Group PLC	36,405	847,331
Diageo PLC	33,160	1,036,133
Ensco PLC, Class A	15,457	886,304
Home Retail Group PLC	290,261	664,106

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
HSBC Holdings PLC	78,678	$895,034
Inchcape PLC	94,535	820,444
ITV PLC	346,328	888,272
Legal & General Group PLC	273,309	802,023
Liberty Global PLC, Class A†	6,630	537,826
Liberty Global PLC, Class C†	3,404	262,653
Lloyds Banking Group PLC†	1,119,139	1,165,695
Meggitt PLC	91,233	759,866
Partnership Assurance Group PLC†	99,188	752,940
Persimmon PLC	37,538	705,814
Prudential PLC	83,327	1,479,304
Rio Tinto PLC	24,453	1,099,234
Royal Dutch Shell PLC, Class A	93,597	3,187,006
St James’s Place PLC	94,716	890,456
Standard Chartered PLC	25,023	580,320
Taylor Wimpey PLC	538,052	871,715
Unilever PLC	29,055	1,179,696
Vodafone Group PLC	827,594	2,486,481

		31,870,062

United States — 49.8%
Abbott Laboratories	27,478	1,006,519
Actavis, Inc.†	7,854	1,054,557
Allstate Corp.	18,527	944,506
American Express Co.	12,800	944,256
Ameriprise Financial, Inc.	13,570	1,207,730
Amgen, Inc.	11,337	1,227,684
Anadarko Petroleum Corp.	15,266	1,351,346
Apache Corp.	11,141	894,065
Applied Materials, Inc.	63,305	1,032,505
Avery Dennison Corp.	14,813	662,585
B/E Aerospace, Inc.†	16,312	1,137,110
Bank of America Corp.	163,451	2,386,385
Becton Dickinson and Co.	10,412	1,079,933
Best Buy Co., Inc.	29,111	875,950
Biogen Idec, Inc.†	4,827	1,052,914
BlackRock, Inc.	2,923	824,169
Boeing Co.	10,532	1,106,913
Broadcom Corp., Class A	15,150	417,686
Capital One Financial Corp.	18,658	1,287,775
CBS Corp., Class B	17,365	917,567
Celgene Corp.†	5,320	781,295
Charter Communications, Inc., Class A†	8,689	1,092,555
Chesapeake Energy Corp.	42,861	998,661
Chevron Corp.	31,952	4,022,437
Cigna Corp.	14,929	1,161,924
Cisco Systems, Inc.	95,883	2,449,811
Citigroup, Inc.	60,884	3,174,492
Coach, Inc.	9,970	529,706
Comcast Corp., Class A	29,845	1,345,413
Computer Sciences Corp.	13,788	657,136
ConAgra Foods, Inc.	27,185	984,369
Corning, Inc.	63,460	963,957
CST Brands, Inc.†	1,983	64,666
CVS Caremark Corp.	21,865	1,344,479
Delta Air Lines, Inc.	28,250	599,747
Discover Financial Services	20,169	998,567
Dow Chemical Co.	31,724	1,111,609
East West Bancorp, Inc.	23,120	712,790
Eli Lilly & Co.	19,266	1,023,217
EMC Corp.	46,759	1,222,748
Energizer Holdings, Inc.	10,018	1,019,832

212

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United States (continued)
EOG Resources, Inc.	8,023	$1,167,266
Facebook, Inc., Class A†	29,460	1,085,012
Fidelity National Financial, Inc., Class A	31,404	768,770
Fifth Third Bancorp	45,974	884,080
First Niagara Financial Group, Inc.	67,430	720,827
Flowserve Corp.	12,497	708,330
Fluor Corp.	17,827	1,115,257
Foot Locker, Inc.	21,455	775,169
Gap, Inc.	24,048	1,103,803
Generac Holdings, Inc.	7,000	303,450
General Motors Co.†	32,862	1,178,760
Gilead Sciences, Inc.†	18,094	1,111,876
Goldman Sachs Group, Inc.	5,479	898,720
Google, Inc., Class A†	4,252	3,774,075
Halliburton Co.	28,048	1,267,489
Hartford Financial Services Group, Inc.	34,504	1,064,793
Hess Corp.	15,365	1,144,078
Hewlett-Packard Co.	58,985	1,514,735
Honeywell International, Inc.	15,366	1,275,071
Humana, Inc.	12,348	1,126,878
J.M. Smucker Co.	6,620	744,882
Johnson & Johnson	39,343	3,678,570
Kraft Foods Group, Inc.	19,916	1,126,847
Kroger Co.	27,444	1,077,726
Lam Research Corp.†	22,278	1,096,523
Lear Corp.	10,980	760,585
Lincoln National Corp.	21,587	899,530
LinkedIn Corp., Class A†	3,473	707,763
Lowe’s Cos., Inc.	24,442	1,089,624
LSI Corp.†	97,460	758,239
Macy’s, Inc.	23,392	1,130,769
Manpowergroup, Inc.	10,950	732,226
Marathon Oil Corp.	29,493	1,072,365
Masco Corp.	50,413	1,034,475
McKesson Corp.	5,668	695,237
Medtronic, Inc.	14,528	802,527
Merck & Co., Inc.	61,148	2,945,499
MetLife, Inc.	26,924	1,303,660
Microsoft Corp.	58,149	1,850,883
Mohawk Industries, Inc.†	8,642	1,028,312
Mylan, Inc.†	31,753	1,065,631
NetApp, Inc.	20,614	847,648
News Corp., Class B†	7,478	120,321
Noble Energy, Inc.	15,985	998,903
Northrop Grumman Corp.	12,929	1,190,244
Occidental Petroleum Corp.	13,199	1,175,371
Omnicare, Inc.	14,230	751,202
Packaging Corp. of America	14,884	800,610
PepsiCo, Inc.	16,951	1,416,087
Pfizer, Inc.	119,212	3,484,567
PNC Financial Services Group, Inc.	14,219	1,081,355
priceline.com, Inc.†	731	640,115
Procter & Gamble Co.	30,207	2,425,622
Prosperity Bancshares, Inc.	12,105	714,437
Prudential Financial, Inc.	16,755	1,323,142
QUALCOMM, Inc.	17,859	1,152,798
Rock Tenn Co., Class A	7,966	910,912
Ryder System, Inc.	14,015	866,688
SanDisk Corp.	10,531	580,469
SM Energy Co.	13,458	924,968
Snap-on, Inc.	9,197	872,335

Security Description	Shares/ Principal Amount	Value (Note 2)

United States (continued)
Southwest Airlines Co.	64,519	$892,298
St Jude Medical, Inc.	13,860	726,125
Staples, Inc.	54,313	924,407
State Street Corp.	16,916	1,178,538
Symantec Corp.	38,466	1,026,273
Synaptics, Inc.†	17,410	696,400
T-Mobile US, Inc.†	35,476	855,326
Thermo Fisher Scientific, Inc.	10,342	942,260
Tidewater, Inc.	11,790	695,492
Time Warner, Inc.	19,002	1,183,065
TJX Cos., Inc.	17,190	894,568
Torchmark Corp.	8,200	582,856
Travelers Cos., Inc.	12,820	1,071,111
Twenty-First Century Fox, Inc., Class B	31,330	939,587
Union Pacific Corp.	4,541	720,157
United Technologies Corp.	13,444	1,419,283
United Therapeutics Corp.†	10,090	755,136
UnitedHealth Group, Inc.	14,500	1,056,325
Universal Health Services, Inc., Class B	11,932	834,643
Unum Group	30,092	952,111
VF Corp.	4,737	933,189
Walt Disney Co.	12,676	819,503
Wells Fargo & Co.	76,587	3,331,534
Whirlpool Corp.	7,428	994,906
Xerox Corp.	88,924	862,563
Yahoo!, Inc.†	45,376	1,274,612

		145,101,940

Total Common Stock (cost $245,048,349)		280,667,534

PREFERRED STOCK — 0.7%
Germany — 0.7%
Henkel AG & Co. KGaA	8,621	844,573
Volkswagen AG	5,168	1,228,263

Total Preferred Stock (cost $1,608,616)		2,072,836

RIGHTS — 0.0%
France — 0.0%
Groupe Fnac Expires 07/30/2014† (cost $10)	3	8

Total Long-Term Investment Securities (cost $246,656,975)		282,740,378

REPURCHASE AGREEMENT — 2.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 07/31/2013 to be repurchased 08/01/2013 in the amount of $7,307,002 and collateralized by $8,195,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $7,453,434 (cost $7,307,000)	$7,307,000	7,307,000

TOTAL INVESTMENTS — (cost $253,963,975)(1)	99.6%	290,047,378
Other assets less liabilities	0.4	1,190,317

NET ASSETS —	100.0%	$291,237,695

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depository Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)

213

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Japan	$24,628,593	$—	$—	$24,628,593
Switzerland	15,387,609	—	—	15,387,609
United Kingdom	31,870,062	—	—	31,870,062
United States	145,101,940	—	—	145,101,940
Other Countries*	63,679,330	—	—	63,679,330
Preferred Stock	2,072,836	—	—	2,072,836
Rights	8	—	—	8
Repurchase Agreement	—	7,307,000	—	7,307,000

Total	$282,740,378	$7,307,000	$—	$290,047,378

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

214

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Repurchase Agreements	13.8%
Medical-Drugs	8.3
Diversified Banking Institutions	6.4
Banks-Commercial	5.7
Auto-Cars/Light Trucks	4.6
Oil Companies-Integrated	3.5
Food-Misc./Diversified	3.5
Telephone-Integrated	2.3
Brewery	2.1
Electric-Integrated	1.8
Food-Retail	1.7
Chemicals-Diversified	1.6
Tobacco	1.4
Insurance-Life/Health	1.4
Insurance-Multi-line	1.2
Cellular Telecom	1.2
Electronic Components-Misc.	1.1
Advertising Agencies	1.0
Import/Export	0.9
Gas-Distribution	0.9
Transport-Rail	0.9
Real Estate Investment Trusts	0.9
Retail-Apparel/Shoe	0.8
Diversified Manufacturing Operations	0.8
Insurance-Property/Casualty	0.8
Insurance-Reinsurance	0.8
Auto/Truck Parts & Equipment-Original	0.8
Diversified Minerals	0.7
Oil Companies-Exploration & Production	0.7
Beverages-Wine/Spirits	0.7
Enterprise Software/Service	0.7
Finance-Investment Banker/Broker	0.7
Soap & Cleaning Preparation	0.6
Medical Products	0.6
Steel-Producers	0.6
Real Estate Operations & Development	0.6
Wireless Equipment	0.6
Commercial Services	0.6
Aerospace/Defense	0.5
Engineering/R&D Services	0.5
Rubber-Tires	0.5
Machinery-General Industrial	0.5
Auto-Heavy Duty Trucks	0.5
Retail-Jewelry	0.5
Electric Products-Misc.	0.5
Agricultural Chemicals	0.5
Electronic Components-Semiconductors	0.5
Building Products-Cement	0.5
Building-Heavy Construction	0.5
Cosmetics & Toiletries	0.5
Transport-Services	0.4
Semiconductor Equipment	0.4
Machinery-Electrical	0.4
Paper & Related Products	0.4
Cable/Satellite TV	0.4
Building-Residential/Commercial	0.4
Publishing-Periodicals	0.4
Building & Construction Products-Misc.	0.4
Building & Construction-Misc.	0.4
Telecom Services	0.3
Real Estate Management/Services	0.3
Industrial Gases	0.3

Textile-Apparel	0.3%
Power Converter/Supply Equipment	0.3
Aerospace/Defense-Equipment	0.3
Food-Catering	0.3
Photo Equipment & Supplies	0.3
Chemicals-Specialty	0.3
Diversified Operations	0.3
Multimedia	0.2
Oil Refining & Marketing	0.2
Industrial Automated/Robotic	0.2
Retail-Major Department Stores	0.2
Hotels/Motels	0.2
Medical Instruments	0.2
Machinery-Construction & Mining	0.2
Investment Management/Advisor Services	0.2
Electronic Measurement Instruments	0.2
Audio/Video Products	0.2
Dialysis Centers	0.2
Metal-Diversified	0.2
Investment Companies	0.2
Machinery-Farming	0.2
Apparel Manufacturers	0.2
Metal Processors & Fabrication	0.2
Athletic Footwear	0.2
Computers-Integrated Systems	0.2
Diversified Operations/Commercial Services	0.2
Retail-Misc./Diversified	0.2
Security Services	0.2
Optical Supplies	0.2
Non-Ferrous Metals	0.2
Transport-Truck	0.2
Water	0.1
Transport-Marine	0.1
Toys	0.1
Web Portals/ISP	0.1
Oil-Field Services	0.1
Commercial Services-Finance	0.1
Medical-Biomedical/Gene	0.1
Cruise Lines	0.1
Resorts/Theme Parks	0.1
Building Products-Air & Heating	0.1
Finance-Leasing Companies	0.1
Publishing-Books	0.1
Diversified Financial Services	0.1
Electronics-Military	0.1
Bicycle Manufacturing	0.1
Distribution/Wholesale	0.1
Office Automation & Equipment	0.1
Travel Services	0.1
Textile-Products	0.1
Advertising Services	0.1
Human Resources	0.1
Printing-Commercial	0.1
Retail-Discount	0.1
Television	0.1
Finance-Other Services	0.1
Airlines	0.1
Applications Software	0.1
Building Products-Doors & Windows	0.1
Beverages-Non-alcoholic	0.1
Retail-Convenience Store	0.1
Computer Data Security	0.1

215

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited) — (continued)

Computers-Memory Devices	0.1%
Retail-Consumer Electronics	0.1
Appliances	0.1
Containers-Paper/Plastic	0.1
Internet Security	0.1
Precious Metals	0.1
Publishing-Newspapers	0.1

98.5%

Country Allocation*

Japan	22.6%
United Kingdom	21.4
United States	13.8
Switzerland	9.2
Germany	8.2
France	5.8
Australia	3.4
Netherlands	3.1
Sweden	2.8
Jersey	1.3
Denmark	1.2
Finland	1.0
Belgium	1.0
Italy	0.8
Singapore	0.7
Norway	0.6
Spain	0.5
Austria	0.4
Mexico	0.3
Ireland	0.2
Luxembourg	0.1
Portugal	0.1

98.5%

*	Calculated as a percentage of net assets

216

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 84.2%
Australia — 3.4%
AGL Energy, Ltd.	6,865	$89,782
ALS, Ltd.	4,216	32,173
Amcor, Ltd.	14,462	137,661
AMP, Ltd.	37,938	154,135
APA Group	9,301	50,161
Asciano, Ltd.	11,518	52,593
Aurizon Holdings, Ltd.	20,040	81,779
Australia & New Zealand Banking Group, Ltd.	33,237	889,082
BHP Billiton, Ltd.	7,156	222,810
Boral, Ltd.	182	694
Brambles, Ltd.	18,664	152,327
Coca-Cola Amatil, Ltd.	7,280	84,086
Cochlear, Ltd.	671	36,839
Commonwealth Bank of Australia	18,193	1,213,539
Crown, Ltd.	4,806	55,294
CSL, Ltd.	6,046	359,054
Echo Entertainment Group, Ltd.	8,637	20,340
Fortescue Metals Group, Ltd.	14,279	46,975
Goodman Group	22,317	94,681
Harvey Norman Holdings, Ltd.	6,938	16,588
Iluka Resources, Ltd.	5,258	52,082
Incitec Pivot, Ltd.	18,485	43,698
Insurance Australia Group, Ltd.	26,493	138,355
Leighton Holdings, Ltd.	1,765	26,209
Lend Lease Group	1,207	9,515
Macquarie Group, Ltd.	3,661	144,428
National Australia Bank, Ltd.	25,346	711,490
Orica, Ltd.	4,219	68,564
Origin Energy, Ltd.	13,113	140,850
QBE Insurance Group, Ltd.	11,878	175,202
Rio Tinto, Ltd.	1,138	58,826
Santos, Ltd.	11,453	140,726
Shopping Centres Australasia Property Group	2,807	4,075
Sonic Healthcare, Ltd.	5,344	68,737
Stockland	68,333	219,888
Suncorp Group, Ltd.	14,739	169,841
Tabcorp Holdings, Ltd.	8,606	25,295
Tatts Group, Ltd.	16,546	47,443
Telstra Corp., Ltd.	48,023	215,396
Toll Holdings, Ltd.	8,061	38,619
Transurban Group	15,616	95,167
Wesfarmers, Ltd.	11,614	423,416
Westfield Group	30,413	306,718
Westfield Retail Trust	51,100	138,253
Westpac Banking Corp.	33,040	917,371
Woodside Petroleum, Ltd.	7,526	254,287
Woolworths, Ltd.	14,039	420,463
WorleyParsons, Ltd.	2,638	52,237

		8,897,744

Austria — 0.4%
Erste Group Bank AG	3,387	102,869
OMV AG	5,859	259,285
Raiffeisen Bank International AG	759	23,067
Telekom Austria AG	19,974	138,841
Verbund AG	5,783	114,055
Vienna Insurance Group AG Wiener Versicherung Gruppe	425	21,980

Security Description	Shares	Value (Note 2)

Austria (continued)
Voestalpine AG	9,109	$349,185

		1,009,282

Belgium — 1.0%
Ageas	900	36,033
Anheuser-Busch InBev NV (BSE)†	17,159	1,652,253
Anheuser-Busch InBev NV (VVPR)†	10,360	14
Belgacom SA	1,994	48,876
Groupe Bruxelles Lambert SA	2,748	223,625
KBC Groep NV	2,028	81,343
Solvay SA	1,106	149,785
Telenet Group Holding NV	1,100	53,260
UCB SA	2,269	130,779
Umicore SA	2,656	119,659

		2,495,627

Bermuda — 0.0%
Noble Group, Ltd.	26,686	18,794

Denmark — 1.2%
AP Moeller-Maersk A/S, Series A	12	88,904
AP Moeller-Maersk A/S, Series B	30	235,321
Carlsberg A/S, Class B	2,276	225,600
Coloplast A/S	2,760	161,338
Danske Bank A/S†	13,906	256,322
DSV A/S	4,240	111,216
Novo Nordisk A/S, Class B	8,796	1,487,908
Novozymes A/S, Class B	5,542	189,966
TDC A/S	29,750	260,327

		3,016,902

Finland — 1.0%
Elisa Oyj	5,790	124,399
Fortum Oyj	18,490	365,283
Kesko Oyj, Class B	10,692	335,831
Kone Oyj, Class B	3,359	249,797
Metso Oyj	5,983	210,688
Neste Oil Oyj	7,636	110,627
Nokia Oyj†	94,312	370,131
Sampo, Class A	8,082	354,382
Stora Enso OYJ, Class R	12,969	96,187
UPM-Kymmene Oyj	21,134	235,749
Wartsila Oyj ABP	4,117	186,329

		2,639,403

France — 5.8%
Accor SA	1,748	65,950
Air Liquide SA	2,349	311,812
Alstom SA	4,116	139,193
AtoS	273	20,524
AXA SA	9,593	211,531
BNP Paribas SA	12,532	810,840
Bouygues SA	5,348	156,310
Cap Gemini SA	892	48,832
Carrefour SA	5,241	160,852
Casino Guichard Perrachon SA	201	20,670
CGG†	2,928	74,010
Christian Dior SA	1,173	207,703
Cie de St-Gobain	8,318	385,645
Cie Generale des Etablissements Michelin	3,885	390,111
CNP Assurances	2,057	34,809
Credit Agricole SA†	13,244	126,470
Danone SA	9,275	732,936

217

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
France (continued)
Dassault Systemes SA	356	$46,783
Edenred	1,748	56,008
Electricite de France SA	1,465	42,984
Essilor International SA	1,708	191,095
Eurazeo	369	23,713
Fonciere Des Regions	196	16,052
GDF Suez	9,187	192,740
Gecina SA	184	22,574
ICADE	167	15,070
Imerys SA	258	17,041
Kering	1,128	258,259
Klepierre	731	31,693
L’Oreal SA	420	70,374
Lafarge SA	6,164	394,146
Lagardere SCA	1,554	49,172
Legrand SA	4,681	242,556
LVMH Moet Hennessy Louis Vuitton SA	4,665	848,061
Natixis	15,230	77,702
Orange SA	8,705	85,570
Pernod-Ricard SA	828	98,587
Publicis Groupe SA	3,122	251,859
Remy Cointreau SA	399	41,308
Renault SA	8,304	653,664
Safran SA	4,632	271,999
Sanofi	22,762	2,427,662
Schneider Electric SA	10,021	797,353
SCOR SE	3,563	113,879
Societe BIC SA	246	27,294
Societe Generale SA	24,356	979,026
Sodexo	899	82,116
Technip SA	1,874	206,801
Total SA	20,428	1,089,773
Unibail-Rodamco SE	1,348	326,652
Veolia Environnement SA	4,002	53,693
Vinci SA	13,520	730,065
Vivendi SA	12,668	270,657

		15,002,179

Germany — 7.7%
Adidas AG	4,019	448,051
Allianz SE	10,684	1,665,817
Axel Springer AG	700	36,505
BASF SE	20,655	1,831,709
Bayer AG	14,636	1,700,792
Bayerische Motoren Werke AG	7,158	700,771
Beiersdorf AG	2,288	211,608
Brenntag AG	864	141,954
Celesio AG	3,481	78,726
Commerzbank AG†	7,203	61,596
Continental AG	618	97,343
Daimler AG	17,305	1,202,193
Deutsche Bank AG	23,944	1,080,006
Deutsche Boerse AG	2,584	182,813
Deutsche Lufthansa AG†	7,138	142,915
Deutsche Post AG	32,670	915,756
Deutsche Telekom AG	55,264	672,565
E.ON SE	76,699	1,301,476
Fraport AG Frankfurt Airport Services Worldwide	655	42,458
Fresenius Medical Care AG & Co. KGaA	7,979	505,108
Fresenius SE & Co. KGaA	505	63,743

Security Description	Shares	Value (Note 2)

Germany (continued)
GEA Group AG	3,639	$150,148
Hannover Rueckversicherung SE	2,515	187,032
Infineon Technologies AG	4,959	43,766
K+S AG	2,311	56,954
Kabel Deutschland Holding AG	1,514	170,760
Lanxess AG	1,088	68,036
Linde AG	2,977	573,473
Merck KGaA	1,383	228,696
Metro AG	12,474	430,054
Muenchener Rueckversicherungs AG	4,901	972,791
Osram Licht AG†	1,182	46,054
RWE AG	13,077	393,433
SAP AG	21,069	1,549,731
Siemens AG	11,815	1,293,755
ThyssenKrupp AG†	6,445	140,187
United Internet AG	2,034	66,458
Volkswagen AG	1,998	454,923

		19,910,156

Hong Kong — 0.0%
China Merchants Holdings International Co., Ltd.	29	91
New World Development Co., Ltd.	418	610
Sino Land Co., Ltd.	304	430
Sun Hung Kai Properties, Ltd.	1	13

		1,144

Ireland — 0.2%
CRH PLC	8,517	179,023
Elan Corp. PLC (ISE)	2,486	38,298
Elan Corp. PLC (LSE)†	9,845	144,070
Kerry Group PLC, Class A (ISE)	1,144	70,313
Prothena Corp. PLC†	240	4,169
Ryanair Holdings PLC ADR	400	20,608

		456,481

Isle of Man — 0.0%
Genting Singapore PLC	71,000	74,025

Italy — 0.8%
Fiat Industrial SpA	63,518	782,058
Fiat SpA†	15,886	126,592
Intesa Sanpaolo SpA	206,986	392,669
Luxottica Group SpA	3,307	176,507
UniCredit SpA	87,366	475,602
Unione di Banche Italiane SCPA	7,969	33,840

		1,987,268

Japan — 22.6%
Aeon Co., Ltd.	15,000	206,516
Aeon Mall Co., Ltd.	2,530	63,101
Ajinomoto Co., Inc.	18,000	251,496
Asahi Glass Co., Ltd.	29,200	189,378
Asahi Group Holdings, Ltd.	10,200	260,339
Asahi Kasei Corp.	35,000	221,990
Astellas Pharma, Inc.	12,500	670,258
Bank of Kyoto, Ltd.	11,000	88,081
Bank of Yokohama, Ltd.	52,000	285,732
Benesse Holdings, Inc.	2,400	82,852
Bridgestone Corp.	23,400	831,703
Canon, Inc.	8,400	259,524
Central Japan Railway Co.	4,666	572,825
Chiba Bank, Ltd.	25,000	173,374

218

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Chubu Electric Power Co., Inc.	16,200	$225,023
Chugai Pharmaceutical Co., Ltd.	6,200	123,164
Credit Saison Co., Ltd.	4,200	94,415
Dai Nippon Printing Co., Ltd.	16,400	146,396
Daiichi Sankyo Co., Ltd.	18,200	296,858
Daikin Industries, Ltd.	8,200	341,702
Daito Trust Construction Co., Ltd.	2,100	192,176
Daiwa House Industry Co., Ltd.	13,400	246,759
Daiwa Securities Group, Inc.	63,000	537,923
Denso Corp.	19,909	906,896
East Japan Railway Co.	10,800	870,309
Eisai Co., Ltd.	5,000	211,674
FANUC Corp.	4,200	637,443
Fast Retailing Co., Ltd.	2,500	856,654
FUJIFILM Holdings Corp.	17,000	373,823
Fujitsu, Ltd.	62,400	239,632
Fukuoka Financial Group, Inc.	26,000	117,373
Hankyu Hanshin Holdings, Inc.	25,000	143,244
Hirose Electric Co., Ltd.	800	106,955
Hisamitsu Pharmaceutical Co., Inc.	1,700	93,760
Hitachi, Ltd.	113,800	764,788
Honda Motor Co., Ltd.	46,704	1,731,544
Hoya Corp.	12,200	263,413
IHI Corp.	38,000	160,290
Inpex Corp.	16	70,105
ITOCHU Corp.	43,900	522,801
Japan Real Estate Investment Corp.	13	137,555
Japan Retail Fund Investment Corp.	42	82,790
Japan Tobacco, Inc.	24,100	843,045
JFE Holdings, Inc.	11,400	258,133
JGC Corp.	6,000	212,031
Joyo Bank, Ltd.	31,000	167,174
JSR Corp.	4,300	77,822
JX Holdings, Inc.	78,100	415,587
Kajima Corp.	36,800	129,670
Kansai Electric Power Co., Inc.	27,900	341,947
Kao Corp.	13,600	436,156
Kawasaki Heavy Industries, Ltd.	30,000	109,999
Keikyu Corp.	13,000	108,610
Keio Corp.	6,000	42,284
Keyence Corp.	1,590	519,661
Kintetsu Corp.	47,500	204,244
Kirin Holdings Co., Ltd.	22,000	326,034
Kobe Steel, Ltd.	56,000	88,653
Komatsu, Ltd.	24,300	543,033
Konami Corp.	4,600	102,045
Konica Minolta, Inc.	16,000	131,223
Kubota Corp.	34,000	496,579
Kuraray Co., Ltd.	8,000	109,407
Kurita Water Industries, Ltd.	2,000	40,854
Kyocera Corp.	5,300	538,607
Kyushu Electric Power Co., Inc.	9,100	126,867
Lawson, Inc.	2,300	180,411
LIXIL Group Corp.	6,400	150,473
Marubeni Corp.	45,200	314,844
Mitsubishi Chemical Holdings Corp.	37,000	174,211
Mitsubishi Corp.	38,500	703,467
Mitsubishi Electric Corp.	49,800	484,725
Mitsubishi Estate Co., Ltd.	30,000	763,252
Mitsubishi Heavy Industries, Ltd.	95,400	513,490
Mitsubishi Materials Corp.	56,000	197,896

Security Description	Shares	Value (Note 2)

Japan (continued)
Mitsubishi Tanabe Pharma Corp.	6,800	$91,745
Mitsubishi UFJ Financial Group, Inc.	116,011	712,109
Mitsui & Co., Ltd.	46,200	620,498
Mitsui Fudosan Co., Ltd.	21,000	635,512
Mitsui OSK Lines, Ltd.	4,000	15,443
Mizuho Financial Group, Inc.	643,000	1,333,153
MS&AD Insurance Group Holdings	11,600	301,166
Murata Manufacturing Co., Ltd.	6,900	474,987
Namco Bandai Holdings, Inc.	2,600	42,116
NEC Corp.	78,800	178,670
Nexon Co., Ltd.†	3,000	37,963
NGK Insulators, Ltd.	11,400	152,528
NGK Spark Plug Co., Ltd.	6,000	119,375
Nidec Corp.	3,100	253,294
Nikon Corp.	7,900	165,326
Nintendo Co., Ltd.	3,000	380,554
Nippon Building Fund, Inc.	13	141,671
Nippon Express Co., Ltd.	27,400	129,570
Nippon Steel & Sumitomo Metal Corp.	212,000	617,097
Nippon Telegraph & Telephone Corp.	10,700	539,317
Nippon Yusen KK	36,000	100,010
Nissan Motor Co., Ltd.	69,500	729,001
Nitto Denko Corp.	5,100	288,050
NKSJ Holdings, Inc.	8,200	206,277
Nomura Holdings, Inc.	93,300	711,828
Nomura Research Institute, Ltd.	4,700	154,090
NSK, Ltd.	17,000	159,391
NTT Data Corp.	53	190,542
NTT DOCOMO, Inc.	146	222,929
Obayashi Corp.	23,000	123,093
OJI Holdings Corp.	32,800	140,031
Omron Corp.	7,500	232,484
Ono Pharmaceutical Co., Ltd.	2,300	147,758
Oriental Land Co., Ltd.	2,100	342,100
ORIX Corp.	21,630	321,434
Osaka Gas Co., Ltd.	79,200	335,696
Otsuka Holdings Co., Ltd.	6,700	216,582
Resona Holdings, Inc.	18,100	90,029
Rohm Co., Ltd.	5,200	201,287
Santen Pharmaceutical Co., Ltd.	1,900	82,959
Secom Co., Ltd.	4,500	248,187
Sekisui Chemical Co., Ltd.	17,000	170,851
Sekisui House, Ltd.	34,400	445,152
Seven & I Holdings Co., Ltd.	17,300	653,764
Shimamura Co., Ltd.	800	91,839
Shimano, Inc.	3,000	270,861
Shin-Etsu Chemical Co., Ltd.	9,748	609,312
Shionogi & Co., Ltd.	7,900	160,647
Shiseido Co., Ltd.	9,800	150,839
Shizuoka Bank, Ltd.	24,000	260,076
Showa Denko KK	24,000	32,356
SMC Corp.	1,500	318,200
Softbank Corp.	35,700	2,275,232
Sony Corp.	24,047	507,907
Stanley Electric Co., Ltd.	2,200	42,692
Sumitomo Chemical Co., Ltd.	36,400	120,082
Sumitomo Corp.	28,600	383,242
Sumitomo Electric Industries, Ltd.	17,700	239,531
Sumitomo Heavy Industries, Ltd.	14,000	65,203
Sumitomo Metal Mining Co., Ltd.	24,400	318,987
Sumitomo Mitsui Financial Group, Inc.	37,800	1,731,519
Sumitomo Mitsui Trust Holdings, Inc.	188,518	870,290

219

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Sumitomo Realty & Development Co., Ltd.	10,000	$419,263
T&D Holdings, Inc.	14,700	186,321
Taiheiyo Cement Corp.	20,000	67,409
Taisei Corp.	34,000	132,652
Takeda Pharmaceutical Co., Ltd.	17,600	786,437
TDK Corp.	4,200	151,639
Teijin, Ltd.	27,800	60,478
Terumo Corp.	5,300	268,762
THK Co., Ltd.	1,800	37,614
Tobu Railway Co., Ltd.	25,200	130,234
Tohoku Electric Power Co., Inc.	16,200	189,615
Tokio Marine Holdings, Inc.	23,971	767,532
Tokyo Electron, Ltd.†	7,900	360,265
Tokyo Gas Co., Ltd.	84,400	464,627
Tokyu Corp.	34,000	221,203
Tokyu Land Corp.	15,000	143,397
TonenGeneral Sekiyu KK	12,000	116,188
Toppan Printing Co., Ltd.	13,200	89,789
Toray Industries, Inc.	30,100	192,141
Toshiba Corp.	96,000	416,709
Toyo Suisan Kaisha, Ltd.	4,000	125,217
Toyota Industries Corp.	3,150	129,816
Toyota Motor Corp.	85,100	5,188,918
Trend Micro, Inc.	3,800	126,524
Unicharm Corp.	3,000	159,943
USS Co., Ltd.	910	108,836
West Japan Railway Co.	1,416	59,874
Yahoo Japan Corp.	651	347,076
Yakult Honsha Co., Ltd.	2,400	112,021
Yamada Denki Co., Ltd.	3,480	141,105
Yamaha Motor Co., Ltd.	1,600	21,505
Yamato Holdings Co., Ltd.	7,300	160,449

		58,293,061

Jersey — 1.3%
Experian PLC	19,555	366,794
Glencore Xstrata PLC	44,062	186,006
Petrofac, Ltd.	2,952	58,963
Shire PLC	86	3,143
Wolseley PLC	4,782	228,860
WPP PLC	137,741	2,480,936

		3,324,702

Luxembourg — 0.1%
ArcelorMittal	6,434	84,713
Millicom International Cellular SA SDR	374	29,865
SES SA FDR	2,620	77,030
Subsea 7 SA	1,133	21,496

		213,104

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	31,683	13,089

Mexico — 0.3%
Alfa SAB de CV, Class A	20,200	51,477
America Movil SAB de CV, Series L	160,700	168,717
Cemex SAB de CV CPO†	40,456	46,624
Coca-Cola Femsa SAB de CV, Series L	1,800	25,366
Fomento Economico Mexicano SAB de CV	8,000	79,663
Grupo Financiero Banorte SAB de CV, Class O	8,300	52,356

Security Description	Shares	Value (Note 2)

Mexico (continued)
Grupo Financiero Inbursa SAB de CV, Class O	9,100	$21,281
Grupo Mexico SAB de CV, Class B	34,700	106,523
Grupo Televisa SAB CPO	14,400	77,791
Industrias Penoles SAB de CV	635	19,929
Mexichem SAB de CV	5,100	23,718
Wal-Mart de Mexico SAB de CV, Series V	27,100	74,154

		747,599

Netherlands — 3.1%
Aegon NV	32,707	252,151
Akzo Nobel NV	6,162	375,082
ASML Holding NV	9,100	818,378
Corio NV	1,352	59,148
European Aeronautic Defence and Space Co. NV	7,626	455,369
Fugro NV CVA	788	48,013
Gemalto NV	1,622	169,605
Heineken NV	13,386	940,266
ING Groep NV CVA†	101,094	1,032,886
Koninklijke Ahold NV	42,378	698,236
Koninklijke Boskalis Westminster NV	3,646	137,001
Koninklijke DSM NV	2,576	180,945
Koninklijke KPN NV	27,407	72,229
Koninklijke Philips NV	17,307	553,966
Randstad Holding NV	3,690	178,025
Reed Elsevier NV	16,695	319,827
STMicroelectronics NV	6,546	56,265
TNT Express NV	20,656	162,378
Unilever NV CVA	25,848	1,039,859
Wolters Kluwer NV	17,982	434,071

		7,983,700

Norway — 0.6%
Aker Solutions ASA	8,707	131,208
DNB ASA	14,343	238,896
Norsk Hydro ASA	12,940	55,007
Orkla ASA	22,237	172,189
Statoil ASA	15,483	335,787
Telenor ASA	19,568	433,346
Yara International ASA	4,639	208,302

		1,574,735

Portugal — 0.1%
Jeronimo Martins SGPS SA	7,006	138,408

Singapore — 0.7%
Ascendas Real Estate Investment Trust	15,000	27,147
CapitaLand, Ltd.	25,000	63,540
CapitaMall Trust	22,004	35,148
City Developments, Ltd.	5,983	50,045
ComfortDelGro Corp., Ltd.	17,481	27,511
DBS Group Holdings, Ltd.	20,947	275,261
Jardine Cycle & Carriage, Ltd.	1,025	32,520
Keppel Corp., Ltd.	15,200	123,791
Keppel REIT	3,240	3,238
Oversea-Chinese Banking Corp., Ltd.	39,901	331,553
SembCorp Industries, Ltd.	11,370	45,450
SembCorp Marine, Ltd.	9,800	35,087
Singapore Airlines, Ltd.	2,810	22,354
Singapore Airlines, Ltd. 200	4,000	31,821
Singapore Exchange, Ltd.	6,008	36,071
Singapore Press Holdings, Ltd.	26,952	93,103

220

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Singapore (continued)
Singapore Technologies Engineering, Ltd.	13,000	$43,782
Singapore Telecommunications, Ltd.	77,560	241,240
United Overseas Bank, Ltd.	18,059	304,950
Wilmar International, Ltd.	11,000	27,265

		1,850,877

Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA	47,659	451,303
Banco de Sabadell SA	25,022	51,197
Banco Popular Espanol SA†	10,208	44,883
Banco Santander SA	87,764	641,462
CaixaBank	8,404	30,992

		1,219,837

Sweden — 2.8%
Assa Abloy AB, Class B	6,557	290,320
Electrolux AB, Series B	4,809	140,106
Elekta AB, Series B	8,412	143,638
Getinge AB, Class B	11,004	406,858
Hennes & Mauritz AB, Class B	26,715	995,129
Investment AB Kinnevik, Class B	1,458	44,021
Investor AB, Class B	14,503	436,548
Lundin Petroleum AB†	3,202	70,543
Nordea Bank AB	64,635	818,579
Ratos AB, Class B Series B	853	7,610
Scania AB, Class B	6,642	138,380
Securitas AB, Class B	16,474	160,617
Skandinaviska Enskilda Banken AB, Class A	7,970	87,976
Skanska AB, Class B	9,316	175,797
Svenska Cellulosa AB, Class B	18,343	485,439
Svenska Handelsbanken AB, Class A	15,261	693,027
Swedbank AB, Class A	3,222	77,706
Swedish Match AB	5,295	197,807
Tele2 AB, Series B	9,924	127,130
Telefonaktiebolaget LM Ericsson, Class B	86,736	1,025,292
TeliaSonera AB	48,304	349,785
Volvo AB, Class B	24,727	364,561

		7,236,869

Switzerland — 9.2%
ABB, Ltd.	43,938	970,439
Baloise Holding AG	1,104	120,009
Banque Cantonale Vaudoise	90	46,486
Cie Financiere Richemont SA, Class A	9,279	908,399
Credit Suisse Group AG†	39,296	1,154,528
Geberit AG	930	249,320
Givaudan SA	166	231,211
Holcim, Ltd.†	5,638	407,566
Julius Baer Group, Ltd.	6,168	280,191
Logitech International SA	5,660	40,304
Lonza Group AG	906	69,704
Nestle SA	88,386	5,988,224
Novartis AG	57,900	4,166,773
Pargesa Holding SA	118	8,447
Roche Holding AG	15,026	3,701,905
Schindler Holding AG	1,124	160,927
Sonova Holding AG	997	110,101
Swatch Group AG	597	354,800
Swiss Life Holding AG	520	93,386
Swiss Prime Site AG	1,035	76,161
Swiss Re AG	6,480	516,047

Security Description	Shares	Value (Note 2)

Switzerland (continued)
Swisscom AG	318	$142,086
Syngenta AG	2,516	998,570
UBS AG	115,679	2,278,706
Zurich Insurance Group AG†	2,221	597,819

		23,672,109

Thailand — 0.0%
Univest Land PCL†(1)(2)	22,500	0

United Kingdom — 21.4%
3i Group PLC	11,741	68,479
Aberdeen Asset Management PLC	26,759	156,438
Admiral Group PLC	3,335	71,179
Aggreko PLC	43,198	1,169,726
AMEC PLC	3,764	61,669
Anglo American PLC	52,523	1,125,001
Antofagasta PLC	309	4,146
ARM Holdings PLC	68,255	908,538
AstraZeneca PLC	32,298	1,638,597
Aviva PLC	47,471	268,280
BAE Systems PLC	89,255	605,439
Barclays PLC	341,920	1,497,500
BG Group PLC	77,936	1,406,716
BHP Billiton PLC	9,490	271,265
BP PLC	335,404	2,319,266
British American Tobacco PLC	40,835	2,177,936
British Land Co. PLC	22,140	201,241
British Sky Broadcasting Group PLC	55,228	695,649
BT Group PLC	136,275	706,300
Bunzl PLC	8,988	192,653
Burberry Group PLC	10,620	247,182
Capita PLC	3,972	63,022
Carnival PLC	8,874	343,294
Centrica PLC	102,919	612,171
Cobham PLC	21,193	92,722
Compass Group PLC	49,697	678,902
Croda International PLC	2,835	108,207
Diageo PLC	55,337	1,729,087
GKN PLC	31,206	166,200
GlaxoSmithKline PLC	116,448	2,983,148
Hammerson PLC	17,718	142,719
HSBC Holdings PLC	476,014	5,415,092
ICAP PLC	22,809	141,152
Imperial Tobacco Group PLC	19,036	638,825
InterContinental Hotels Group PLC	7,608	220,710
Intertek Group PLC	3,123	143,714
Intu Properties PLC	11,356	58,149
Investec PLC	4,019	26,858
J Sainsbury PLC	25,697	153,864
Johnson Matthey PLC	4,083	176,089
Kingfisher PLC	19,895	120,304
Land Securities Group PLC	19,484	281,284
Legal & General Group PLC	178,775	524,614
Lloyds Banking Group PLC†	1,183,988	1,233,242
Marks & Spencer Group PLC	51,200	375,031
Meggitt PLC	15,551	129,522
National Grid PLC	88,226	1,055,592
Next PLC	4,221	320,418
Old Mutual PLC	99,170	292,975
Pearson PLC	29,204	599,759
Prudential PLC	45,728	811,809
Reckitt Benckiser Group PLC	18,696	1,330,768
Reed Elsevier PLC	29,920	386,429

221

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United Kingdom (continued)
Rexam PLC†	15,560	$116,412
Rio Tinto PLC	5,763	259,064
Rolls-Royce Holdings PLC	33,296	595,156
Royal Bank of Scotland Group PLC†	35,916	173,528
Royal Dutch Shell PLC, Class A	92,682	3,155,413
Royal Dutch Shell PLC, Class B	60,734	2,143,024
RSA Insurance Group PLC	72,269	137,424
SABMiller PLC	45,139	2,211,444
Sage Group PLC	38,905	207,441
Schroders PLC	2,119	79,138
Segro PLC	17,661	83,502
Severn Trent PLC	12,249	330,377
Smith & Nephew PLC	77,574	925,784
Smiths Group PLC	5,971	125,805
SSE PLC	37,618	901,316
Standard Chartered PLC	52,494	1,217,413
Standard Life PLC	39,245	226,448
Tesco PLC	144,682	808,418
TUI Travel PLC	44,326	257,721
Tullow Oil PLC	408	6,443
Unilever PLC	22,265	904,007
United Utilities Group PLC	6,430	70,574
Vodafone Group PLC	896,964	2,694,901
Weir Group PLC	3,652	119,390
Whitbread PLC	4,684	230,155
WM Morrison Supermarkets PLC	282	1,240

		55,130,410

Total Common Stock (cost $189,031,466)		216,907,505

PREFERRED STOCK — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA	3,642	356,796
Porsche Automobil Holding SE	2,549	217,164
ProSiebenSat.1 Media AG	5,374	220,484
RWE AG	1,020	30,640
Volkswagen AG	2,245	533,562

Total Preferred Stock (cost $950,540)		1,358,646

RIGHTS — 0.0%
Australia — 0.0%
ALS, Ltd. Expires 08/12/2013† (strike price $7.80)	383	238
Spain — 0.0%
CaixaBank Expires 08/14/2013† (strike price $1.92)	8,404	592
Hong Kong — 0.0%
New Hotel Exp 06/11/2013(1)(2) (strike price $0)	5	0

Total Rights (cost $557)		830

Total Long-Term Investment Securities (cost $189,982,563)		218,266,981

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 13.8%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 07/31/2013 to be repurchased 08/01/2013 in the amount of $35,403,000 and collateralized by $39,705,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having approximate value of 36,112,905 (cost $35,403,000)	$35,403,000	$35,403,000

TOTAL INVESTMENTS — (cost $225,385,563)(3)	98.5%	253,669,981
Other assets less liabilities	1.5	3,836,420

NET ASSETS —	100.0%	$257,506,401

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At July 31, 2013, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

BSE — Brussells Stock Exchange

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Federal Depository Receipt

ISE — Irish Stock Exchange

LSE — London Stock Exchange

SDR — Swedish Depository Receipt

VVPR — Reduced tax rate shares

222

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2013	Unrealized Appreciation (Depreciation)
17	Long	FTSE 100 Index	September 2013	$1,641,679	$1,697,404	$55,725
115	Long	CAC40 10 EURO	August 2013	5,926,841	6,105,075	178,234
6	Long	DAX Index	September 2013	1,611,586	1,646,208	34,622
375	Long	Euro Stoxx 50	September 2013	13,278,357	13,749,165	470,808
22	Long	IBEX 35 Index	August 2013	2,383,479	2,459,394	75,915
45	Long	Hang Seng Index	August 2013	6,345,926	6,343,030	(2,896)
12	Long	FTSE/MIB Index	September 2013	1,285,517	1,317,445	31,928
26	Long	SPI 200 Index	September 2013	2,780,457	2,927,104	146,647
40	Long	MSCI Singapore Index	August 2013	2,311,887	2,300,823	(11,064)

						$979,919

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of New York	USD	2,360,620	AUD	2,602,783	8/22/2013	$—	$(24,300)

Deutsche Bank AG	CHF	923,580	USD	981,027	8/22/2013	—	(17,088)
	EUR	203,802	USD	267,784	8/22/2013	—	(3,362)
	GBP	1,708,838	USD	2,589,364	8/22/2013	—	(9,832)
	USD	773,688	CHF	717,882	8/22/2013	2,129	—

						2,129	(30,282)

Goldman Sachs International	USD	275,564	EUR	209,724	8/22/2013	3,461	—
	USD	942,302	JPY	94,508,680	8/22/2013	23,058	—

						26,519	—

JPMorgan Chase Bank N.A	USD	17,833,678	EUR	13,572,776	8/22/2013	224,050	—

Northern Trust Company	JPY	869,284,225	USD	8,659,374	8/22/2013	—	(219,940)
	USD	4,419,160	JPY	440,384,896	8/22/2013	79,156	—

						79,156	(219,940)

Royal Bank Of Scotland PLC	JPY	292,350,260	USD	2,945,001	8/22/2013	—	(41,214)

State Street Bank & Trust Company	GBP	677,486	USD	1,024,260	8/22/2013	—	(6,217)
	USD	1,306,468	EUR	994,306	8/22/2013	16,393	—
	USD	6,587,262	HKD	51,097,328	8/22/2013	1,738	—

						18,131	(6,217)

UBS AG	EUR	395,676	USD	517,164	8/22/2013	—	(9,257)
	JPY	1,293,561,890	USD	13,030,835	8/22/2013	—	(182,267)
	USD	1,207,692	AUD	1,308,272	8/22/2013	—	(33,356)
	USD	806,180	EUR	613,551	8/22/2013	10,111	—
	USD	1,399,751	GBP	911,812	8/22/2013	—	(12,856)

						10,111	(237,736)

Net Unrealized Appreciation (Depreciation)						$360,096	$(559,689)

AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— Euro Dollar
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
USD	— United States Dollar

223

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Belgium	$2,495,613	—	$14	$2,495,627
France	15,002,179	—	—	15,002,179
Germany	19,910,156	—	—	19,910,156
Japan	58,293,061	—	—	58,293,061
Switzerland	23,672,109	—	—	23,672,109
Thailand	—	—	0	0
United Kingdom	55,130,410	—	—	55,130,410
Other Countries*	42,403,963	—	—	42,403,963
Preferred Stock	1,358,646	—	—	1,358,646
Rights:
Hong Kong	—	—	0	0
Other Countries*	830	—	—	830
Repurchase Agreement	—	35,403,000	—	35,403,000
Other Financial Instruments:@
Open Futures Contracts-Appreciation	993,879	—	—	993,879
Open Forward Foreign Currency Contracts-Appreciation	—	360,096	—	360,096

Total	$219,260,846	$35,763,096	$14	$255,023,956

LIABILITIES:
Other Financial Instruments:@
Open Futures Contracts-Depreciation	13,960	—	—	13,960
Open Forward Foreign Currency Contracts-Depreciation	—	559,689	—	559,689

Total	$13,960	$559,689	$—	$573,649

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

224

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Banks-Commercial	21.7%
Auto-Cars/Light Trucks	6.1
Oil Companies-Integrated	6.0
Electronic Components-Semiconductors	5.5
Cellular Telecom	5.5
Semiconductor Components-Integrated Circuits	4.3
Oil Companies-Exploration & Production	4.1
Diversified Financial Services	3.0
Time Deposits	2.7
Brewery	2.1
Telecom Services	2.0
Real Estate Operations & Development	1.9
Computers	1.8
Food-Misc./Diversified	1.8
Casino Hotels	1.8
Electronic Components-Misc.	1.7
Insurance-Property/Casualty	1.7
Computer Services	1.6
Metal-Diversified	1.6
Insurance-Multi-line	1.5
Finance-Mortgage Loan/Banker	1.4
Food-Retail	1.4
Internet Content-Entertainment	1.4
Computers-Periphery Equipment	1.3
Diversified Operations	1.2
Tobacco	1.2
Telephone-Integrated	1.2
Chemicals-Diversified	1.1
Airlines	0.9
Oil Refining & Marketing	0.7
Retail-Misc./Diversified	0.6
Metal Processors & Fabrication	0.6
Auto/Truck Parts & Equipment-Original	0.6
Applications Software	0.5
Food-Flour & Grain	0.5
Appliances	0.5
Gold Mining	0.5
Investment Management/Advisor Services	0.5
Building-Residential/Commercial	0.4
Petrochemicals	0.4
Athletic Footwear	0.4
Research & Development	0.4
Metal-Iron	0.4
Audio/Video Products	0.4
Banks-Super Regional	0.3
Paper & Related Products	0.3
Transport-Rail	0.3
Rubber-Tires	0.3
Retail-Drug Store	0.3
Beverages-Wine/Spirits	0.3
Distribution/Wholesale	0.2
Public Thoroughfares	0.2
Coal	0.2
Finance-Commercial	0.2
Food-Wholesale/Distribution	0.2
Building Products-Cement	0.1

99.8%

Country Allocation*

South Korea	14.6%
China	12.5
Taiwan	11.5
Brazil	9.9
Russia	8.7
Hong Kong	7.9
India	6.4
Turkey	5.2
South Africa	4.0
Poland	3.6
Cayman Islands	3.1
United States	2.7
Mexico	1.8
Thailand	1.7
Indonesia	1.3
Bermuda	1.0
Hungary	1.0
Ireland	0.9
United Kingdom	0.5
Qatar	0.4
United Arab Emirates	0.3
Cyprus	0.3
Egypt	0.3
Kazakhstan	0.2

99.8%

*	Calculated as a percentage of net assets

225

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 92.1%
Bermuda — 1.0%
Digital China Holdings, Ltd.	670,000	$736,036
Skyworth Digital Holdings, Ltd.	2,192,000	1,119,233
VimpelCom, Ltd. ADR	130,650	1,307,806

		3,163,075

Brazil — 4.9%
Arteris SA	73,000	693,729
Banco do Brasil SA	313,630	3,116,572
Companhia Brasileira de Distribuicao Grupo Pao de Acuca ADR	59,480	2,653,403
Even Construtora e Incorporadora SA	323,300	1,203,155
Ez Tec Empreendimentos e Participacoes SA	78,500	945,916
M Dias Branco SA	39,550	1,603,601
Porto Seguro SA	94,050	1,059,498
Telefonica Brasil SA ADR	160,900	3,454,523

		14,730,397

Cayman Islands — 3.1%
China Shanshui Cement Group, Ltd.	1,132,000	449,554
Dongyue Group	1,953,000	755,454
Giant Interactive Group ADR	132,050	1,076,208
Lee & Man Paper Manufacturing, Ltd.	1,443,000	939,598
NetEase, Inc. ADR	46,350	2,952,959
TPK Holding Co., Ltd.	177,000	2,080,686
WuXi PharmaTech Cayman, Inc. ADR†	51,770	1,149,294

		9,403,753

China — 12.5%
Air China, Ltd.	1,784,000	1,207,643
China CITIC Bank Corp., Ltd.	5,638,000	2,609,781
China Construction Bank Corp.	10,105,000	7,543,962
China Merchants Bank Co., Ltd.	1,178,000	1,977,611
China Minsheng Banking Corp., Ltd.	2,815,000	2,849,264
China Petroleum & Chemical Corp.	6,080,600	4,523,836
Dongfeng Motor Group Co., Ltd.	1,126,000	1,507,025
Great Wall Motor Co., Ltd.	568,000	2,654,856
Guangzhou R&F Properties Co., Ltd.	915,200	1,420,781
Industrial & Commercial Bank of China, Ltd.	10,216,000	6,717,933
Ping An Insurance Group Co.	522,000	3,378,771
Shanghai Pharmaceuticals Holding Co., Ltd.	397,400	823,946
Zijin Mining Group Co., Ltd.	3,112,000	662,076

		37,877,485

Cyprus — 0.3%
Globaltrans Investment PLC GDR	66,600	930,402

Egypt — 0.3%
Commercial International Bank Egypt SAE	174,350	882,971

Hong Kong — 7.9%
China Mobile, Ltd.	814,500	8,653,721
China Overseas Land & Investment, Ltd.	1,134,000	3,260,637
CNOOC, Ltd.	3,089,000	5,568,134
Lenovo Group, Ltd.	3,410,000	3,108,554
Shougang Fushan Resources Group, Ltd.	2,014,000	659,596
SJM Holdings, Ltd.	1,133,000	2,851,638

		24,102,280

Security Description	Shares	Value (Note 2)

Hungary — 1.0%
OTP Bank PLC	143,500	$2,889,073

India — 6.4%
Canara Bank	133,850	597,653
HCL Technologies, Ltd.	105,350	1,627,766
Housing Development Finance Corp.	322,600	4,244,388
Infosys, Ltd. ADR	97,090	4,823,431
Oil & Natural Gas Corp., Ltd.	568,850	2,731,752
Oil India, Ltd.	94,300	807,998
Punjab National Bank, Ltd.	76,530	723,703
Rural Electrification Corp., Ltd.	233,690	611,080
Tata Motors, Ltd. ADR	142,480	3,425,219

		19,592,990

Indonesia — 1.3%
Telekomunikasi Indonesia Persero Tbk PT	3,453,500	3,998,701

Ireland — 0.9%
Dragon Oil PLC	303,350	2,861,122

Kazakhstan — 0.2%
KazMunaiGas Exploration Production GDR	36,351	533,269

Mexico — 1.8%
Compartamos SAB de CV	959,600	1,735,473
Grupo Financiero Banorte SAB de CV, Class O	608,940	3,841,169

		5,576,642

Poland — 3.6%
Eurocash SA	31,700	590,123
KGHM Polska Miedz SA	65,400	2,271,259
Powszechna Kasa Oszczednosci Bank Polski SA†	332,330	3,867,929
Powszechny Zaklad Ubezpieczen SA	28,620	4,061,708

		10,791,019

Qatar — 0.4%
Industries Qatar QSC	26,700	1,165,126

Russia — 8.7%
Lukoil OAO ADR (OTC)	14,800	880,008
Lukoil OAO ADR (SIGMA X MTF)	79,700	4,702,300
Magnit OJSC GDR	26,400	1,520,640
MMC Norilsk Nickel OJSC ADR	185,900	2,492,919
Mobile Telesystems OJSC ADR†	210,850	4,109,466
Rosneft OAO GDR	491,560	3,480,245
Sberbank of Russia ADR	496,800	5,757,912
Tatneft ADR†	94,500	3,480,435

		26,423,925

South Africa — 4.0%
AVI, Ltd.	151,450	881,789
Clicks Group, Ltd.	157,700	917,539
FirstRand, Ltd.	1,387,850	4,172,483
Imperial Holdings, Ltd.	135,850	2,835,424
MTN Group, Ltd.	89,660	1,683,596
Tiger Brands, Ltd.	50,750	1,584,410

		12,075,241

South Korea — 14.6%
BS Financial Group, Inc.	118,880	1,698,399
Grand Korea Leisure Co., Ltd.	41,550	1,183,524

226

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
South Korea (continued)
GS Home Shopping, Inc.	4,800	$1,060,471
Halla Visteon Climate Control Corp.	59,800	1,775,223
Hite Jinro Co., Ltd.	32,900	805,350
Hyundai Marine & Fire Insurance Co., Ltd.	39,950	1,095,276
Hyundai Motor Co.	27,300	5,649,910
Kangwon Land, Inc.	55,100	1,402,728
Kia Motors Corp.	76,250	4,323,497
KT&G Corp.	55,150	3,716,185
Samsung Electronics Co., Ltd.	13,080	14,902,997
SK Hynix, Inc.†	82,100	1,987,778
SK Telecom Co., Ltd.	9,840	1,931,344
Woori Finance Holdings Co., Ltd.	275,950	2,763,369

		44,296,051

Taiwan — 11.5%
Asustek Computer, Inc.	298,000	2,603,705
Catcher Technology Co., Ltd.	415,000	1,799,143
Chicony Electronics Co., Ltd.	631,250	1,511,472
Chipbond Technology Corp.	678,000	1,496,794
Fubon Financial Holding Co., Ltd.	2,373,000	3,331,609
Hon Hai Precision Industry Co., Ltd.	1,196,000	3,103,023
Kenda Rubber Industrial Co., Ltd.	354,000	914,912
Lite-On Technology Corp.	1,454,000	2,472,913
Pou Chen Corp.	1,129,000	1,155,863
Realtek Semiconductor Corp.	624,000	1,494,112
Taishin Financial Holding Co., Ltd.	2,679,000	1,246,296
Taiwan Semiconductor Manufacturing Co., Ltd.	1,034,000	3,534,424
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	375,110	6,369,368
Uni-President Enterprises Corp.	1,948,000	3,975,709

		35,009,343

Thailand — 1.7%
Krung Thai Bank PCL NVDR	2,546,900	1,440,260
PTT Global Chemical PCL NVDR	1,319,100	2,781,489
Thanachart Capital PCL NVDR	969,000	1,037,108

		5,258,857

Turkey — 5.2%
Arcelik AS	231,700	1,543,909
Koza Altin Isletmeleri AS	63,900	881,288
Tofas Turk Otomobil Fabrikasi AS	160,950	1,068,317
Tupras Turkiye Petrol Rafinerileri AS	94,000	2,010,176
Turk Hava Yollari	330,360	1,392,462
Turk Telekomunikasyon AS	271,400	978,523
Turkiye Garanti Bankasi AS	801,450	3,137,990
Turkiye Halk Bankasi AS	321,580	2,416,895
Turkiye Is Bankasi, Class C	905,300	2,403,596

		15,833,156

United Arab Emirates — 0.3%
First Gulf Bank PJSC	211,850	951,681

United Kingdom — 0.5%
Old Mutual PLC	515,600	1,533,917

Total Common Stock (cost $296,488,924)		279,880,476

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED STOCK — 5.0%
Brazil — 5.0%
Banco do Estado do Rio Grande do Sul SA, Class B	148,650	993,020
Cia de Bebidas das Americas ADR	166,500	6,290,370
Itau Unibanco Holding SA ADR	428,625	5,464,969
Petroleo Brasileiro SA ADR	87,300	1,251,882
Vale SA ADR	90,950	1,119,594

Total Preferred Stock (cost $18,550,414)		15,119,835

Total Long-Term Investment Securities (cost $315,039,338)		295,000,311

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Time Deposits—-2.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2013 (cost $ 8,247,000)	$8,247,000	8,247,000

TOTAL INVESTMENTS — (cost $323,286,338) (1)	99.8%	303,247,311
Other assets less liabilities	0.2	689,513

NET ASSETS —	100.0%	$303,936,824

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

OTC — Over the Counter US.

227

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
China	$37,877,485	$—	$—	$37,877,485
Hong Kong	24,102,280	—	—	24,102,280
India	19,592,990	—	—	19,592,990
Russia	26,423,925	—	—	26,423,925
South Korea	44,296,051	—	—	44,296,051
Taiwan	35,009,343	—	—	35,009,343
Turkey	15,833,156	—	—	15,833,156
Other Countries*	76,745,246	—	—	76,745,246
Preferred Stock:
Brazil	15,119,835	—	—	15,119,835
Short-Term Investment Securities:
Time Deposits	—	8,247,000	—	8,247,000

Total	$295,000,311	$8,247,000	$—	$303,247,311

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

228

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO PROFILE — July 31, 2013 — (unaudited)

Industry Allocation*

Medical-Drugs	9.9%
Oil Companies-Integrated	8.7
Diversified Banking Institutions	8.7
Telecom Services	4.9
Auto-Cars/Light Trucks	4.4
Insurance-Life/Health	3.9
Building Products-Cement	3.4
Airlines	3.0
Insurance-Reinsurance	2.9
Time Deposit	2.8
Cellular Telecom	2.6
Banks-Commercial	2.6
Food-Retail	2.3
Telephone-Integrated	2.3
Chemicals-Diversified	2.1
Transport-Services	1.8
Electronic Components-Semiconductors	1.8
Wireless Equipment	1.6
Oil-Field Services	1.6
Retail-Building Products	1.5
Rubber-Tires	1.5
Chemicals-Specialty	1.4
Photo Equipment & Supplies	1.4
Steel-Producers	1.4
Retail-Major Department Stores	1.4
Auto/Truck Parts & Equipment-Original	1.3
Medical Instruments	1.3
Insurance-Multi-line	1.2
Internet Security	1.2
Diversified Financial Services	1.2
Oil Companies-Exploration & Production	1.2
Machinery-General Industrial	1.1
Building & Construction Products-Misc.	1.0
Import/Export	1.0
Diversified Manufacturing Operations	1.0
Electronic Components-Misc.	0.9
Aerospace/Defense	0.9
Finance-Other Services	0.7
Human Resources	0.7
Containers-Metal/Glass	0.7
Computers	0.7
Diversified Operations	0.6
Semiconductor Components-Integrated Circuits	0.4
Real Estate Operations & Development	0.4
Agricultural Chemicals	0.4
Metal-Iron	0.4
Security Services	0.3
Electric-Integrated	0.3

98.8%

Country Allocation*

United Kingdom	15.4%
France	13.7
Germany	10.4
Japan	8.4
Netherlands	8.0
Switzerland	7.7
South Korea	5.3
Spain	4.1
Sweden	2.9
United States	2.8
Singapore	2.6
Norway	2.4
Italy	2.4
Canada	2.4
China	2.2
Hong Kong	2.1
Ireland	1.7
Brazil	1.2
Taiwan	1.1
Portugal	1.0
Australia	0.8
Austria	0.2

98.8%

*	Calculated as a percentage of net assets

229

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.8%
Australia — 0.8%
Qantas Airways, Ltd.†	5,848,486	$6,623,707

Austria — 0.2%
Telekom Austria AG	228,850	1,590,754

Canada — 2.4%
Potash Corp. of Saskatchewan, Inc.	120,530	3,495,370
Talisman Energy, Inc.	870,650	9,866,971
Trican Well Service, Ltd.	448,300	6,599,451

		19,961,792

China — 2.2%
China Life Insurance Co., Ltd., Class H	3,018,000	7,230,187
China Telecom Corp., Ltd., Class H	22,442,000	11,198,430

		18,428,617

France — 13.7%
Alstom SA	267,970	9,062,073
AXA SA	473,514	10,441,243
BNP Paribas SA	263,970	17,079,271
Cie de St-Gobain	189,680	8,794,075
Cie Generale des Etablissements Michelin	124,955	12,547,332
Credit Agricole SA†	681,140	6,504,377
GDF Suez	1,767	37,071
Lafarge SA	99,830	6,383,456
Orange SA	668,610	6,572,406
Sanofi	161,528	17,227,631
Total SA	167,370	8,928,692
Vivendi SA	502,545	10,737,084

		114,314,711

Germany — 10.4%
Bayer AG	131,090	15,233,452
Deutsche Boerse AG	86,910	6,148,709
Deutsche Lufthansa AG†	370,300	7,414,059
Deutsche Post AG	123,593	3,464,370
E.ON SE	138,038	2,342,313
HeidelbergCement AG	176,770	13,578,481
Merck KGaA	63,100	10,434,373
Metro AG	254,070	8,759,321
Muenchener Rueckversicherungs AG	57,900	11,492,466
Siemens AG	76,570	8,384,499

		87,252,043

Hong Kong — 2.1%
Cheung Kong Holdings, Ltd.	257,000	3,608,657
China Mobile, Ltd.	887,500	9,429,315
Hutchison Whampoa, Ltd.	401,000	4,529,321

		17,567,293

Ireland — 1.7%
CRH PLC	405,905	8,531,931
Elan Corp. PLC ADR†	385,280	5,933,312

		14,465,243

Italy — 2.4%
Eni SpA	470,320	10,392,713
Intesa Sanpaolo SpA	3,745,401	7,105,321
UniCredit SpA	458,213	2,494,416

		19,992,450

Security Description	Shares	Value (Note 2)

Japan — 8.4%
ITOCHU Corp.	731,900	$8,716,121
Koito Manufacturing Co., Ltd.	150,000	2,901,644
Konica Minolta, Inc.	1,463,500	12,002,763
Mazda Motor Corp.†	3,535,000	14,802,880
Nissan Motor Co., Ltd.	640,800	6,721,495
Toyota Motor Corp.	250,800	15,292,371
Trend Micro, Inc.	304,600	10,141,926

		70,579,200

Netherlands — 8.0%
Akzo Nobel NV	232,110	14,128,572
ING Groep NV CVA†	1,722,350	17,597,399
Koninklijke Philips NV	229,399	7,342,653
LyondellBasell Industries NV, Class A	57,130	3,925,402
Randstad Holding NV	126,146	6,085,931
SBM Offshore NV†	336,215	6,507,976
TNT Express NV	1,484,910	11,672,932

		67,260,865

Norway — 2.4%
Statoil ASA	403,260	8,745,694
Telenor ASA	524,000	11,604,331

		20,350,025

Portugal — 1.0%
Galp Energia SGPS SA	528,450	8,436,280

Singapore — 2.6%
DBS Group Holdings, Ltd.	1,072,950	14,099,433
Singapore Telecommunications, Ltd.	2,426,000	7,522,131

		21,621,564

South Korea — 5.3%
Hyundai Mobis	32,559	7,941,043
KB Financial Group, Inc. ADR	318,766	10,079,381
POSCO	40,387	11,629,788
Samsung Electronics Co., Ltd. GDR*	26,013	14,905,449

		44,555,661

Spain — 4.1%
International Consolidated Airlines Group SA†	2,437,260	10,793,064
Repsol SA	527,847	12,632,959
Telefonica SA	785,530	11,197,493

		34,623,516

Sweden — 2.9%
Getinge AB, Class B	291,590	10,781,156
Telefonaktiebolaget LM Ericsson, Class B	1,114,464	13,173,899

		23,955,055

Switzerland — 7.7%
Credit Suisse Group AG	358,526	10,533,602
Lonza Group AG	156,306	12,025,487
Novartis AG	86,270	6,208,420
Roche Holding AG	58,120	14,318,829
Swiss Re AG	157,215	12,520,120
UBS AG	429,026	8,451,179

		64,057,637

Taiwan — 1.1%
Compal Electronics, Inc. GDR*	1,548,790	5,371,514
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	214,785	3,647,049

		9,018,563

230

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — July 31, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United Kingdom — 15.4%
Aviva PLC	1,360,570	$7,689,187
BAE Systems PLC	1,071,271	7,266,705
BP PLC	1,030,322	7,124,515
G4S PLC	780,400	2,669,976
GlaxoSmithKline PLC	496,067	12,708,173
HSBC Holdings PLC ADR	218,470	12,398,172
Kingfisher PLC	2,126,680	12,859,970
Lloyds Banking Group PLC†	14,162,110	14,751,255
Marks & Spencer Group PLC	1,551,140	11,361,822
Rexam PLC	805,650	6,027,478
Royal Dutch Shell PLC ADR	140,618	9,965,598
Tesco PLC	2,002,910	11,191,365
Vodafone Group PLC	4,207,268	12,640,608

		128,654,824

Total Common Stock (cost $667,799,669)		793,309,800

PREFERRED STOCK — 1.2%
Brazil — 1.2%
Petroleo Brasileiro SA ADR	500,354	7,175,076
Vale SA ADR	243,960	3,003,148

Total Preferred Stock (cost $13,709,677)		10,178,224

Total Long-Term Investment Securities (cost $681,509,346)		803,488,024

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Time Deposits — 2.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2013 (cost $23,013,000)	$23,013,000	$23,013,000

TOTAL INVESTMENTS (cost $704,522,346)(1)	98.8%	826,501,024
Other assets less liabilities	1.2	10,043,139

NET ASSETS	100.0%	$836,544,163

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2013, the aggregate value of these securities was $20,276,963 representing 2.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depository Receipt
CVA	— Certification Van Aandelen (Dutch Certificate)
GDR	— Global Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$114,314,711	$—	$—	$114,314,711
Germany	87,252,043	—	—	87,252,043
Japan	70,579,200	—	—	70,579,200
Netherlands	67,260,865	—	—	67,260,865
South Korea	44,555,661	—	—	44,555,661
Switzerland	64,057,637	—	—	64,057,637
United Kingdom	128,654,824	—	—	128,654,824
Other Countries*	216,634,859	—	—	216,634,859
Preferred Stock	10,178,224	—	—	10,178,224
Short-Term Investment Securities:
Time Deposits	—	23,013,000	—	23,013,000

Total	$803,488,024	$23,013,000	$—	$826,501,024

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

231

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2013 (unaudited)

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	Total Return Bond
ASSETS:
Investments at value (unaffiliated)*	$276,489,454	$1,234,099,773	$373,507,113	$366,178,661	$1,442,909,179
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	7,041,000	4,500,000

Total investments	276,489,454	1,234,099,773	373,507,113	373,219,661	1,447,409,179

Cash	965	232	1,760,310	—	605,636
Foreign cash*	—	—	294,978	—	179,462
Due from broker	—	—	2,212,258	—	88,000
Receivable for:
Fund shares sold	595,147	2,738,904	511,762	555,323	3,215,770
Dividends and interest	59,636	17,555,359	2,294,614	6,874,953	6,151,439
Investments sold	—	231,314	26,758,905	4,744,216	133,738,821
Payments on swap contracts	—	—	8,679	—	660,034
Prepaid expenses and other assets	3,285	3,956	3,401	3,387	3,850
Due from investment adviser for expense reimbursements/fee waivers	16,364	—	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	80,455	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	3,446,054	—	2,487,933
Swap premiums paid	—	—	2,804,688	—	468,762
Unrealized appreciation on swap contracts	—	—	2,536,476	—	1,995,929

Total assets	277,164,851	1,254,629,538	416,219,693	385,397,540	1,597,004,815

LIABILITIES:
Payable for:
Fund shares redeemed	590,932	861,018	165,518	452,874	618,247
Investments purchased	—	3,504,536	36,483,089	6,092,517	185,384,825
Payments on swap contracts	—	—	15,054	—	464,515
Investment advisory and management fees	111,570	543,404	191,557	190,028	679,063
Service fees — Class 2	2,200	4,590	1,424	2,150	2,711
Service fees — Class 3	38,158	180,928	53,758	40,824	206,910
Transfer agent fees and expenses	193	257	289	257	257
Trustees’ fees and expenses	6,587	27,681	8,161	8,285	28,864
Other accrued expenses	52,346	128,726	78,622	141,898	143,591
Variation margin on futures contracts	—	—	53,169	—	12,594
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	320,913	—
Due to broker	—	—	1,476,093	—	1,845,000
Forward sales contracts, at value#	—	—	—	—	49,533,164
Call and put options written, at value@	—	—	—	—	4,171,787
Unrealized depreciation on forward foreign currency contracts	—	—	2,422,404	—	5,254,660
Swap premiums received	—	—	2,939,686	—	520,522
Unrealized depreciation on swap contracts	—	—	2,219,129	—	3,007,299

Total liabilities	801,986	5,251,140	46,107,953	7,249,746	251,874,009

NET ASSETS	$276,362,865	$1,249,378,398	$370,111,740	$378,147,794	$1,345,130,806

* Cost
Investments (unaffiliated)	$276,524,246	$1,178,131,174	$376,258,478	$372,408,373	$1,438,975,423

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$295,185	$—	$219,308

# Proceeds from forward sales contracts	$—	$—	$—	$—	$49,249,688

@ Premiums received on options written	$—	$—	$—	$—	$1,325,650

See Notes to Financial Statements

232

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2013 (unaudited)

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	Total Return Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$286,635,899	$1,092,253,657	$377,504,509	$379,757,124	$1,317,487,191
Accumulated undistributed net investment income (loss)	(680,373)	84,274,621	(2,332,738)	32,204,324	27,525,722
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(9,557,869)	16,881,521	(2,752,005)	(27,583,942)	2,951,091
Unrealized appreciation (depreciation) on investments	(34,792)	55,968,599	(2,751,365)	(6,229,712)	3,933,756
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	(601,504)	—	(3,644,913)
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	1,044,843	—	(2,838,565)
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	(283,476)
Accrued capital gains on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$276,362,865	$1,249,378,398	$370,111,740	$378,147,794	$1,345,130,806

Class 1 (unlimited shares authorized):
Net assets	$87,036,944	$364,447,154	$104,206,750	$164,844,868	$356,171,371
Shares of beneficial interest issued and outstanding	8,210,333	26,379,917	9,276,150	26,897,299	39,544,042
Net asset value, offering and redemption price per share	$10.60	$13.82	$11.23	$6.13	$9.01

Class 2 (unlimited shares authorized):
Net assets	$16,500,379	$33,303,846	$11,217,241	$17,023,889	$20,957,740
Shares of beneficial interest issued and outstanding	1,567,649	2,416,306	1,005,609	2,784,771	2,341,063
Net asset value, offering and redemption price per share	$10.53	$13.78	$11.15	$6.11	$8.95

Class 3 (unlimited shares authorized):
Net assets	$172,825,542	$851,627,398	$254,687,749	$196,279,037	$968,001,695
Shares of beneficial interest issued and outstanding	16,504,479	62,058,348	22,981,571	32,243,931	108,589,862
Net asset value, offering and redemption price per share	$10.47	$13.72	$11.08	$6.09	$8.91

See Notes to Financial Statements

233

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2013 (unaudited)

	Balanced	MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	VCP Total Return BalancedSM	VCPSM Value
ASSETS:
Investments at value (unaffiliated)*	$189,415,724	$666,206,856	$671,026,554	$201,598,192	$20,990,505		$23,293,340
Investments at value (affiliated)*	—	—	3,185,613,206	925,307,470	—		—
Repurchase agreements (cost approximates value)	19,554,000	—	—	—	800,000		—

Total investments	208,969,724	666,206,856	3,856,639,760	1,126,905,662	21,790,505		23,293,340

Cash	797	3,367	—	—	1,054,735		10
Foreign cash*	—	—	—	—	303		424
Due from broker	145,000	—	62,142,395	6,951,560	346,000		—
Receivable for:
Fund shares sold	108,219	393,242	10,135,407	6,879,716	309,620		313,576
Dividends and interest	521,405	2,514,431	5,049,040	1,413,526	27,870		41,680
Investments sold	6,309,643	3,190,570	—	—	4,115		60,952
Payments on swap contracts	—	—	—	—	2,800		—
Prepaid expenses and other assets	5,579	3,978	9,456	1,141	—		—
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	11,587		11,720
Deferred offering costs	—	—	—	—	35,153		35,153
Variation margin on futures contracts	1,359	—	—	—	—		—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—		358
Swap premiums paid	—	—	—	—	29,256		—
Unrealized appreciation on swap contracts	—	—	—	—	602		—

Total assets	216,061,726	672,312,444	3,933,976,058	1,142,151,605	23,612,546		23,757,213

LIABILITIES:
Payable for:
Fund shares redeemed	91,171	556,022	16,186	11,610	46		43
Investments purchased	19,057,148	21,446,965	13,804,072	7,439,073	499,843		408,955
Payments on swap contracts	—	—	—	—	3,145		—
Investment advisory and management fees	106,569	354,590	718,382	215,114	14,302		15,373
Service fees — Class 2	1,246	5,624	—	—	—		—
Service fees — Class 3	20,418	72,871	786,504	215,114	4,157		4,183
Transfer agent fees and expenses	225	193	64	64	96		96
Trustees’ fees and expenses	4,107	14,956	53,743	9,490	1,478		1,642
Other accrued expenses	61,549	88,001	164,068	62,991	58,805		56,494
Variation margin on futures contracts	8,867	—	2,211,360	434,613	32,362		—
Due to investment adviser from expense recoupment	—	—	—	10,209	—		—
Due to custodian	—	—	—	—	—		—
Due to broker	—	—	—	—	14
Forward sales contracts, at value#	—	—	—	—	—		—
Call and put options written, at value@	—	—	—	—	29,227		—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—		8,453
Swap premiums received	—	—	—	—	—		—
Unrealized depreciation on swap contracts	—	—	—	—	14,765		—

Total liabilities	19,351,300	22,539,222	17,754,379	8,398,278	658,240		495,239

NET ASSETS	$196,710,426	$649,773,222	$3,916,221,679	$1,133,753,327	$22,954,306		$23,261,974

* Cost
Investments (unaffiliated)	$168,112,960	$564,026,644	$698,152,786	$207,970,795	$21,074,470		$22,558,725

Investments (affiliated)	$—	$—	$2,929,464,792	$871,577,542	$—	$

Foreign cash	$—	$—	$—	$—	$289		$424

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—		$—

@ Premiums received on options written	$—	$—	$—	$—	$14,473		$—

See Notes to Financial Statements

234

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2013 (unaudited)

	Balanced	MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	VCP Total Return BalancedSM	VCPSM Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$185,194,447	$592,321,128	$3,657,685,891	$1,090,265,049	$22,568,839	$22,485,190
Accumulated undistributed net investment income (loss)	4,199,653	20,325,392	(4,382,496)	(980,813)	(27,483)	20,339
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(14,031,151)	(65,049,617)	31,166,524	(2,550,339)	122,832	29,925
Unrealized appreciation (depreciation) on investments	21,302,764	102,180,212	229,022,182	47,357,325	(83,965)	734,615
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	44,713	—	2,729,578	(337,895)	374,095	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(3,893)	—	—	(12)	(8,095)
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$196,710,426	$649,773,222	$3,916,221,679	$1,133,753,327	$22,954,306	$23,261,974

Class 1 (unlimited shares authorized):
Net assets	$87,498,619	$258,072,042	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	4,883,014	14,697,184	—	—	—	—
Net asset value, offering and redemption price per share	$17.92	$17.56	$—	$—	$—	$—

Class 2 (unlimited shares authorized):
Net assets	$10,210,692	$44,196,117	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	571,073	2,520,350	—	—	—	—
Net asset value, offering and redemption price per share	$17.88	$17.54	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$99,001,115	$347,505,063	$3,916,221,679	$1,133,753,327	$22,954,306	$23,261,974
Shares of beneficial interest issued and outstanding	5,548,081	19,861,226	339,028,744	99,070,100	2,245,027	2,210,315
Net asset value, offering and redemption price per share	$17.84	$17.50	$11.55	$11.44	$10.22	$10.52

See Notes to Financial Statements

235

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2013 (unaudited)

	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street
ASSETS:
Investments at value (unaffiliated)*	$49,903,193	$448,720,220	$528,792,579	$126,129,154	$1,310,549,152	$151,923,409
Investments at value (affiliated)*	—	1,962,118	—	—	—	—
Repurchase agreements (cost approximates value)	—	8,619,000	—	3,174,000	—	5,706,000

Total investments	49,903,193	459,301,338	528,792,579	129,303,154	1,310,549,152	157,629,409

Cash	4,848	934	349	852	537	71
Foreign cash*	14,390	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	10,955	604,885	648,866	426,405	494,191	320,194
Dividends and interest	248,053	439,670	750,078	87,218	2,029,724	491,873
Investments sold	490,261	799	1,824,658	2,303,453	1,845,203	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	3,424	3,066	6,488	3,098	4,335	3,094
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	4,225	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	50,679,349	460,350,692	532,023,018	132,124,180	1,314,923,142	158,444,641

LIABILITIES:
Payable for:
Fund shares redeemed	21,092	13,611	323,811	55,700	1,161,833	91,832
Investments purchased	140,167	5,711,512	12,638,538	2,948,713	1,236,040	3,830,568
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	31,653	145,059	254,302	80,085	798,525	75,148
Service fees — Class 2	346	—	1,604	798	9,194	1,095
Service fees — Class 3	5,198	—	27,189	9,000	135,065	16,529
Transfer agent fees and expenses	193	96	289	225	225	225
Trustees’ fees and expenses	1,157	5,645	9,075	2,269	28,732	2,600
Other accrued expenses	57,662	48,690	57,039	34,339	137,786	34,755
Variation margin on futures contracts	—	10,710	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	89,377	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	346,845	5,935,323	13,311,847	3,131,129	3,507,400	4,052,752

NET ASSETS	$50,332,504	$454,415,369	$518,711,171	$128,993,051	$1,311,415,742	$154,391,889

* Cost
Investments (unaffiliated)	$43,262,017	$399,451,420	$434,279,750	$103,588,614	$826,842,600	$126,245,027

Investments (affiliated)	$—	$1,796,359	$—	$—	$—	$—

Foreign cash	$14,282	$—	$—	$—	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

236

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2013 (unaudited)

	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street
NET ASSETS REPRESENTED BY:
Paid-in capital	$49,769,173	$400,142,437	$385,829,710	$131,970,484	$665,841,636	$125,160,131
Accumulated undistributed net investment income (loss)	2,119,360	4,152,977	12,851,662	1,099,429	16,957,856	3,947,932
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(8,105,136)	546,819	25,516,970	(26,617,415)	144,912,313	(394,556)
Unrealized appreciation (depreciation) on investments	6,641,176	49,434,559	94,512,829	22,540,540	483,706,552	25,678,382
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	138,577	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(92,069)	—	—	13	(2,615)	—
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$50,332,504	$454,415,369	$518,711,171	$128,993,051	$1,311,415,742	$154,391,889

Class 1 (unlimited shares authorized):
Net assets	$22,684,445	$454,415,369	$371,887,139	$77,400,616	$599,726,340	$64,620,052
Shares of beneficial interest issued and outstanding	1,640,799	31,605,257	13,077,597	4,965,481	21,422,652	5,403,151
Net asset value, offering and redemption price per share	$13.83	$14.38	$28.44	$15.59	$27.99	$11.96

Class 2 (unlimited shares authorized):
Net assets	$2,722,047	$—	$12,789,173	$6,291,306	$72,321,225	$8,563,107
Shares of beneficial interest issued and outstanding	197,196	—	450,628	404,190	2,587,606	717,656
Net asset value, offering and redemption price per share	$13.80	$—	$28.38	$15.57	$27.95	$11.93

Class 3 (unlimited shares authorized):
Net assets	$24,926,012	$—	$134,034,859	$45,301,129	$639,368,177	$81,208,730
Shares of beneficial interest issued and outstanding	1,812,396	—	4,730,458	2,916,894	22,947,827	6,827,386
Net asset value, offering and redemption price per share	$13.75	$—	$28.33	$15.53	$27.86	$11.89

See Notes to Financial Statements

237

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2013 (unaudited)

	Alliance Growth	Capital Growth	MFS Massachusetts Investors Trust	Fundamental Growth	Blue Chip Growth	Real Estate
ASSETS:
Investments at value (unaffiliated)*	$391,336,715	$59,585,109	$675,822,796	$240,844,433	$90,831,120	$367,332,358
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	1,350,000	—	10,159,000	2,496,000	—

Total investments	391,336,715	60,935,109	675,822,796	251,003,433	93,327,120	367,332,358

Cash	568	799	480	234	797	616
Foreign cash*	—	40	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	125,311	2,576	514,211	26,092	164,511	130,658
Dividends and interest	7	41,173	613,219	27,135	37,813	115,781
Investments sold	—	1,335,712	—	1,675,524	3,923,116	10,175,923
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	5,226	3,082	5,388	4,440	3,095	4,949
Due from investment adviser for expense reimbursements/fee waivers	—	5,142	—	—	—	—
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	391,467,827	62,323,633	676,956,094	252,736,858	97,456,452	377,760,285

LIABILITIES:
Payable for:
Fund shares redeemed	328,260	246,339	157,537	102,515	123,340	408,587
Investments purchased	1,709,266	1,401,694	7,016,303	10,115,616	3,563,503	5,260,412
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	203,274	45,829	382,187	167,250	54,908	248,558
Service fees — Class 2	3,008	312	1,617	383	473	1,212
Service fees — Class 3	26,570	10,795	74,565	17,624	16,917	60,978
Transfer agent fees and expenses	257	193	257	225	193	257
Trustees’ fees and expenses	8,621	1,393	11,826	4,557	2,045	8,680
Other accrued expenses	61,663	32,036	66,612	42,413	35,889	53,656
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	1,699	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	2,340,919	1,738,591	7,710,904	10,450,583	3,798,967	6,042,340

NET ASSETS	$389,126,908	$60,585,042	$669,245,190	$242,286,275	$93,657,485	$371,717,945

* Cost
Investments (unaffiliated)	$310,798,359	$44,091,754	$535,512,319	$203,921,399	$82,853,871	$348,545,977

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$39	$—	$—	$—	$—

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

238

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2013 (unaudited)

	Alliance Growth	Capital Growth	MFS Massachusetts Investors Trust	Fundamental Growth	Blue Chip Growth	Real Estate
NET ASSETS REPRESENTED BY:
Paid-in capital	$365,880,412	$55,934,849	$494,263,061	$235,130,411	$73,862,247	$318,367,955
Accumulated undistributed net investment income (loss)	479,625	373,721	6,406,724	(130,705)	139,408	7,346,908
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(57,771,485)	(11,216,774)	28,263,575	(29,636,465)	11,678,581	27,216,777
Unrealized appreciation (depreciation) on investments	80,538,356	15,493,355	140,310,477	36,923,034	7,977,249	18,786,381
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(109)	1,353	—	—	(76)
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$389,126,908	$60,585,042	$669,245,190	$242,286,275	$93,657,485	$371,717,945

Class 1 (unlimited shares authorized):
Net assets	$238,486,784	$7,215,403	$298,546,347	$155,993,620	$9,059,877	$86,877,029
Shares of beneficial interest issued and outstanding	7,841,812	656,466	15,612,817	7,393,093	1,018,084	5,809,761
Net asset value, offering and redemption price per share	$30.41	$10.99	$19.12	$21.10	$8.90	$14.95

Class 2 (unlimited shares authorized):
Net assets	$23,757,495	$2,277,233	$12,792,962	$3,015,942	$3,653,726	$9,066,952
Shares of beneficial interest issued and outstanding	783,276	209,887	669,849	144,666	411,818	608,534
Net asset value, offering and redemption price per share	$30.33	$10.85	$19.10	$20.85	$8.87	$14.90

Class 3 (unlimited shares authorized):
Net assets	$126,882,629	$51,092,406	$357,905,881	$83,276,713	$80,943,882	$275,773,964
Shares of beneficial interest issued and outstanding	4,204,108	4,743,166	18,797,816	4,032,927	9,156,550	18,597,901
Net asset value, offering and redemption price per share	$30.18	$10.77	$19.04	$20.65	$8.84	$14.83

See Notes to Financial Statements

239

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2013 (unaudited)

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	Marsico Focused Growth	Technology
ASSETS:
Investments at value (unaffiliated)*	$364,734,294	$244,895,894	$108,969,605	$284,511,965	$158,089,555	$33,083,037
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	7,647,000	7,094,000	—	26,899,000	2,611,000

Total investments	364,734,294	252,542,894	116,063,605	284,511,965	184,988,555	35,694,037

Cash	885	863	845	242	330	476
Foreign cash*	—	—	—	—	—	471,239
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	182,747	82,088	4,911	283,661	335,015	36,742
Dividends and interest	74,382	115,791	6,531	21,551	113,007	3,900
Investments sold	—	4,207,762	1,135,615	3,178,371	3,900,125	424,319
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	3,200	3,515	7,132	6,261	3,206	4,321
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	3,033
Deferred offering costs	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—

Total assets	364,995,508	256,952,913	117,218,639	288,002,051	189,340,238	36,638,067

LIABILITIES:
Payable for:
Fund shares redeemed	288,101	386,446	82,650	294,776	132,599	11,150
Investments purchased	1,398,632	1,180,253	1,198,222	1,997,612	7,167,295	137,487
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	289,604	161,994	70,527	177,388	126,931	30,324
Service fees — Class 2	—	2,298	462	575	1,816	367
Service fees — Class 3	54,743	30,102	5,646	46,849	23,390	4,901
Transfer agent fees and expenses	161	289	257	257	257	193
Trustees’ fees and expenses	6,851	5,023	2,135	5,756	3,363	802
Other accrued expenses	47,860	44,757	37,304	50,794	37,964	32,294
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Forward sales contracts, at value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—

Total liabilities	2,085,952	1,811,162	1,397,203	2,574,007	7,493,615	217,518

NET ASSETS	$362,909,556	$255,141,751	$115,821,436	$285,428,044	$181,846,623	$36,420,549

* Cost
Investments (unaffiliated)	$259,408,809	$190,146,867	$84,142,023	$230,870,879	$122,630,720	$27,983,645

Investments (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$—	$472,993

# Proceeds from forward sales contracts	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

240

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2013 (unaudited)

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	Marsico Focused Growth	Technology
NET ASSETS REPRESENTED BY:
Paid-in capital	$247,133,105	$202,622,608	$158,333,761	$194,025,985	$136,002,242	$46,481,989
Accumulated undistributed net investment income (loss)	3,022,018	(34,480)	(200,630)	(781,742)	418,967	(118,692)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	7,428,948	(2,195,404)	(67,139,277)	38,542,715	9,963,433	(15,040,360)
Unrealized appreciation (depreciation) on investments	105,325,485	54,749,027	24,827,582	53,641,086	35,458,835	5,099,392
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	3,146	(1,780)
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$362,909,556	$255,141,751	$115,821,436	$285,428,044	$181,846,623	$36,420,549

Class 1 (unlimited shares authorized):
Net assets	$102,363,272	$92,036,766	$85,037,382	$58,632,841	$55,775,054	$9,924,851
Shares of beneficial interest issued and outstanding	4,437,111	6,016,092	5,994,238	6,051,074	4,871,217	2,985,723
Net asset value, offering and redemption price per share	$23.07	$15.30	$14.19	$9.69	$11.45	$3.32

Class 2 (unlimited shares authorized):
Net assets	$—	$18,301,135	$3,711,277	$4,506,731	$14,100,959	$2,924,737
Shares of beneficial interest issued and outstanding	—	1,216,835	264,143	474,072	1,245,296	894,889
Net asset value, offering and redemption price per share	$—	$15.04	$14.05	$9.51	$11.32	$3.27

Class 3 (unlimited shares authorized):
Net assets	$260,546,284	$144,803,850	$27,072,777	$222,288,472	$111,970,610	$23,570,961
Shares of beneficial interest issued and outstanding	11,387,667	9,725,840	1,943,496	23,644,915	9,966,182	7,289,705
Net asset value, offering and redemption price per share	$22.88	$14.89	$13.93	$9.40	$11.24	$3.23

See Notes to Financial Statements

241

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2013 (unaudited)

	Small & Mid Cap Value	International Growth and Income		Global Equities		International Diversified Equities		Emerging Markets		Foreign Value
ASSETS:
Investments at value (unaffiliated)*	$649,725,894		$366,079,353		$282,740,378		$218,266,981		$303,247,311		$826,501,024
Investments at value (affiliated)*	—		—		—		—		—		—
Repurchase agreements (cost approximates value)	—		—		7,307,000		35,403,000		—		—

Total investments	649,725,894		366,079,353		290,047,378		253,669,981		303,247,311		826,501,024

Cash	700		621		539		479		832		597
Foreign cash*	—		55,930		2,101,669		1,088,344		666,727		816
Due from broker	—		—		—		2,697,457		—		—
Receivable for:
Fund shares sold	564,375		179,879		189,403		52,180		25,918		337,872
Dividends and interest	196,338		894,523		317,816		668,431		953,191		1,470,942
Investments sold	5,036,304		—		1,554,589		1,277,403		11,606		10,688,313
Payments on swap contracts	—		—		—		—		—		—
Prepaid expenses and other assets	13,084		3,817		3,556		3,337		3,324		5,395
Due from investment adviser for expense reimbursements/fee waivers	—		15,010		—		—		25,522		—
Deferred offering costs	—		—		—		—		—		—
Variation margin on futures contracts	—		—		—		10,891		—		—
Unrealized appreciation on forward foreign currency contracts	—		959,416		—		360,096		—		—
Swap premiums paid	—		—		—		—		—		—
Unrealized appreciation on swap contracts	—		—		—		—		—		—

Total assets	655,536,695		368,188,549		294,214,950		259,828,599		304,934,431		839,004,959

LIABILITIES:
Payable for:
Fund shares redeemed	426,201		406,046		162,420		163,039		392,528		842,227
Investments purchased	5,421,402		9,303,654		2,558,615		1,193,304		—		788,991
Payments on swap contracts	—		—		—		—		—		—
Investment advisory and management fees	495,797		278,384		183,021		184,616		281,170		549,468
Service fees — Class 2	2,622		1,157		698		2,415		744		3,043
Service fees — Class 3	128,162		46,858		7,515		38,790		34,390		138,757
Transfer agent fees and expenses	161		257		257		193		225		193
Trustees’ fees and expenses	13,828		7,802		4,687		6,011		6,728		17,004
Other accrued expenses	78,496		79,151		60,042		98,037		281,822		121,113
Variation margin on futures contracts	—		—		—		76,104		—		—
Due to investment adviser from expense recoupment	—		—		—		—		—		—
Due to custodian	—		—		—		—		—		—
Due to broker	—		—		—		—		—		—
Forward sales contracts, at value#	—		—		—		—		—		—
Call and put options written, at value	—		—		—		—		—		—
Unrealized depreciation on forward foreign currency contracts	—		1,625,069		—		559,689		—		—
Swap premiums received	—		—		—		—		—		—
Unrealized depreciation on swap contracts	—		—		—		—		—		—

Total liabilities	6,566,669		11,748,378		2,977,255		2,322,198		997,607		2,460,796

NET ASSETS	$648,970,026		$356,440,171		$291,237,695		$257,506,401		$303,936,824		$836,544,163

* Cost
Investments (unaffiliated)	$519,842,494		$319,419,644		$246,656,975		$189,982,563		$323,286,338		$704,522,346

Investments (affiliated)	$—	$		$		$		$		$

Foreign cash	$—		$56,081		$2,092,890		$1,089,057		$671,566		$812

# Proceeds from forward sales contracts	$—		$—		$—		$—		$—		$—

@ Premiums received on options written	$—		$—		$—		$—		$—		$—

See Notes to Financial Statements

242

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

July 31, 2013 (unaudited)

	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$423,911,881	$457,707,720	$289,645,418	$248,555,929	$361,477,831	$724,126,318
Accumulated undistributed net investment income (loss)	2,117,996	9,405,495	3,808,768	8,294,529	4,681,407	26,356,777
Accumulated undistributed net realized gain (loss) on investments, swap contarcts, futures contracts, options contracts, forward sales contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	93,056,749	(156,663,111)	(38,300,106)	(28,402,954)	(42,184,427)	(35,891,577)
Unrealized appreciation (depreciation) on investments	129,883,400	46,659,709	36,083,403	28,284,418	(20,039,027)	121,978,678
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	979,919	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(669,642)	212	(205,440)	1,040	(26,033)
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$648,970,026	$356,440,171	$291,237,695	$257,506,401	$303,936,824	$836,544,163

Class 1 (unlimited shares authorized):
Net assets	$15,583,216	$128,533,804	$249,971,024	$54,669,063	$136,742,811	$145,674,770
Shares of beneficial interest issued and outstanding	714,054	13,158,002	15,281,745	5,715,490	18,568,434	9,417,687
Net asset value, offering and redemption price per share	$21.82	$9.77	$16.36	$9.57	$7.36	$15.47

Class 2 (unlimited shares authorized):
Net assets	$20,931,885	$9,123,269	$5,455,942	$19,010,833	$5,916,718	$24,177,744
Shares of beneficial interest issued and outstanding	961,427	931,497	334,767	1,999,205	809,508	1,566,589
Net asset value, offering and redemption price per share	$21.77	$9.79	$16.30	$9.51	$7.31	$15.43

Class 3 (unlimited shares authorized):
Net assets	$612,454,925	$218,783,098	$35,810,729	$183,826,505	$161,277,295	$666,691,649
Shares of beneficial interest issued and outstanding	28,263,031	22,420,201	2,206,965	19,370,486	22,223,267	43,297,028
Net asset value, offering and redemption price per share	$21.67	$9.76	$16.23	$9.49	$7.26	$15.40

See Notes to Financial Statements

243

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Period Ended July 31, 2013 (unaudited)

.	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	Total Return Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$77,405	$—	$34	$3,677
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	270,388	31,638,628	3,437,390	12,695,455	12,422,504

Total investment income*	270,388	31,716,033	3,437,390	12,695,489	12,426,181

EXPENSES:
Investment advisory and management fees	636,610	3,125,829	1,092,039	1,099,952	3,837,248
Service fees:
Class 2	13,136	26,647	8,794	13,175	17,118
Class 3	216,267	1,068,599	310,069	249,031	1,208,137
Transfer agent fees	569	758	853	758	758
Custodian and accounting fees	31,270	146,421	89,521	50,930	159,151
Reports to shareholders	12,971	61,760	17,995	18,884	68,338
Audit and tax fees	18,937	21,322	25,212	26,940	32,329
Legal fees	148	2,793	501	1,005	4,879
Trustees’ fees and expenses	5,632	30,466	8,740	9,672	35,155
Interest expense	—	—	—	990	—
Other expenses	6,111	15,784	8,399	7,287	12,763

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	941,651	4,500,379	1,562,123	1,478,624	5,375,876
Net (Fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(86,282)	—	—	—	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	855,369	4,500,379	1,562,123	1,478,624	5,375,876

Net investment income (loss)	(584,981)	27,215,654	1,875,267	11,216,865	7,050,305

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	3	648,088	(4,140,870)	7,436,140	(14,292,976)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	597,498	—	1,695,800
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(2,584,965)	—	874,877

Net realized gain (loss) on investments and foreign currencies	3	648,088	(6,128,337)	7,436,140	(11,722,299)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(6,012)	(35,959,982)	(7,791,393)	(10,219,589)	(26,781,706)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	(497,856)	—	(9,788,261)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	1,039,729	—	4,652,764
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	(44,063)	—	(422,929)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(6,012)	(35,959,982)	(7,293,583)	(10,219,589)	(32,340,132)

Net realized and unrealized gain (loss) on investments and foreign currencies	(6,009)	(35,311,894)	(13,421,920)	(2,783,449)	(44,062,431)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(590,990)	$(8,096,240)	$(11,546,653)	$8,433,416	$(37,012,126)

* Net of foreign withholding taxes on interest and dividends of	$—	$2,570	$4,195	$22,319	$73

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

244

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Period Ended July 31, 2013 (unaudited)

	Balanced	MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	VCP Total Return BalancedSM#	VCPSM Value#
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,111,877	$4,961,060	$—	$—	$—	$54,387
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	1,095,093	3,809,439	3,637,975	781,514	16,181	12,503

Total investment income*	2,206,970	8,770,499	3,637,975	781,514	16,181	66,890

EXPENSES:
Investment advisory and management fees	600,970	2,072,929	3,455,808	780,750	32,372	35,008
Service fees:
Class 2	7,354	33,278	—	—	—	—
Class 3	111,655	422,795	3,696,766	780,750	9,411	9,462
Transfer agent fees	663	569	190	190	284	284
Custodian and accounting fees	80,203	107,840	33,716	12,323	4,433	4,840
Reports to shareholders	9,286	31,337	169,993	36,753	5,008	5,369
Audit and tax fees	21,508	18,411	13,357	10,292	11,008	11,008
Legal fees	1,016	1,331	8,185	13,101	11,905	11,930
Trustees’ fees and expenses	4,699	14,965	100,572	18,310	1,478	1,642
Interest expense	—	—	—	—	—	—
Other expenses	5,531	12,355	11,418	4,911	2,179	2,194

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	842,885	2,715,810	7,490,005	1,657,380	78,078	81,737
Net (Fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	43,236	(34,414)	(35,186)
Fees paid indirectly (Note 5)	(3,444)	(3,127)	—	—	—	—

Net expenses	839,441	2,712,683	7,490,005	1,700,616	43,664	46,551

Net investment income (loss)	1,367,529	6,057,816	(3,852,030)	(919,102)	(27,483)	20,339

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	7,630,871	53,593,643	(661,729)	(192,370)	(57,940)	21,312
Net realized gain (loss) on investments (affiliated)	—	—	3,196,637	—	—	—
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	—	—	4,813	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	321,409	—	33,580,153	(1,605,397)	180,772	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(13,057)	—	—	—	8,613

Net realized gain (loss) on investments and foreign currencies	7,952,280	53,580,586	36,119,874	(1,797,767)	122,832	29,925

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	5,066,624	(9,790,987)	(22,336,847)	(5,662,922)	(83,965)	734,615
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	160,362,244	44,014,450	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	37,223	—	(8,218,961)	(960,327)	374,095	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(3,320)	—	—	(12)	(8,095)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	5,103,847	(9,794,307)	129,806,436	37,391,201	290,118	726,520

Net realized and unrealized gain (loss) on investments and foreign currencies	13,056,127	43,786,279	165,926,310	35,593,434	412,950	756,445

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,423,656	$49,844,095	$162,074,280	$34,674,332	$385,467	$776,784

* Net of foreign withholding taxes on interest and dividends of	$1,315	$68,651	$—	$—	$—	$377

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

# For the period May 1, 2013 (commencement of operations) to July 31, 2013.

See Notes to Financial Statements

245

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Period Ended July 31, 2013 (unaudited)

	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,141,767	$3,251,334	$6,310,137	$902,952	$8,952,429	$2,079,590
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	1,250	763	543	142	26,757	139

Total investment income*	1,143,017	3,252,097	6,310,680	903,094	8,979,186	2,079,729

EXPENSES:
Investment advisory and management fees	186,122	642,219	1,321,561	410,514	4,566,991	376,786
Service fees:
Class 2	2,110	—	8,971	4,705	53,682	5,998
Class 3	30,251	—	144,661	46,050	787,983	85,335
Transfer agent fees	569	284	853	663	663	663
Custodian and accounting fees	68,183	44,440	52,749	22,027	139,846	19,482
Reports to shareholders	2,494	17,438	22,143	5,093	60,913	6,175
Audit and tax fees	15,933	16,319	16,303	16,324	16,192	16,340
Legal fees	1,334	1,861	839	1,950	1,468	1,117
Trustees’ fees and expenses	1,219	10,725	11,993	2,566	29,501	3,328
Interest expense	—	—	—	—	—	213
Other expenses	5,026	5,577	8,508	5,202	23,481	5,282

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	313,241	738,863	1,588,581	515,094	5,680,720	520,719
Net (Fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	101,295	—	—	—	—
Fees paid indirectly (Note 5)	(1,252)	—	(6,652)	—	(7,175)	—

Net expenses	311,989	840,158	1,581,929	515,094	5,673,545	520,719

Net investment income (loss)	831,028	2,411,939	4,728,751	388,000	3,305,641	1,559,010

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	3,689,911	3,023,913	15,496,756	6,719,474	69,149,739	5,347,747
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	584,640	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	73,510	—	—	(467)	(14,732)	—

Net realized gain (loss) on investments and foreign currencies	3,763,421	3,608,553	15,496,756	6,719,007	69,135,007	5,347,747

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(80,593)	33,398,574	41,557,438	4,959,864	97,432,897	14,748,942
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	219,646	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	81,353	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	34,339	—	—	13	(7,764)	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(46,254)	33,699,573	41,557,438	4,959,877	97,425,133	14,748,942

Net realized and unrealized gain (loss) on investments and foreign currencies	3,717,167	37,308,126	57,054,194	11,678,884	166,560,140	20,096,689

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,548,195	$39,720,065	$61,782,945	$12,066,884	$169,865,781	$21,655,699

* Net of foreign withholding taxes on interest and dividends of	$73,647	$1,334	$—	$10,255	$248,504	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

246

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Period Ended July 31, 2013 (unaudited)

	Alliance Growth	Capital Growth	MFS Massachusetts Investors Trust	Fundamental Growth	Blue Chip Growth	Real Estate
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,313,662	$414,264	$5,305,300	$1,015,779	$484,003	$5,402,549
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	1,253	36	2,795	423	98	18,139

Total investment income*	1,314,915	414,300	5,308,095	1,016,202	484,101	5,420,688

EXPENSES:
Investment advisory and management fees	1,166,066	267,213	2,004,966	893,394	315,402	1,450,374
Service fees:
Class 2	17,705	1,830	9,417	2,166	2,716	7,300
Class 3	155,193	62,746	422,034	102,839	96,763	360,784
Transfer agent fees	758	569	758	663	569	758
Custodian and accounting fees	47,435	22,379	74,209	29,866	22,630	45,549
Reports to shareholders	17,810	2,896	31,159	10,888	4,375	19,969
Audit and tax fees	16,333	16,323	16,313	16,328	16,323	16,340
Legal fees	295	1,068	783	952	1,034	760
Trustees’ fees and expenses	8,481	1,353	16,840	5,798	2,120	9,885
Interest expense	—	62	186	—	—	—
Other expenses	8,024	4,934	8,965	6,081	5,296	7,976

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	1,438,100	381,373	2,585,630	1,068,975	467,228	1,919,695
Net (Fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(29,978)	—	—	15,240	—
Fees paid indirectly (Note 5)	(10,563)	—	(5,152)	(8,544)	—	—

Net expenses	1,427,537	351,395	2,580,478	1,060,431	482,468	1,919,695

Net investment income (loss)	(112,622)	62,905	2,727,617	(44,229)	1,633	3,500,993

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	17,055,273	5,872,676	16,109,232	13,638,284	6,440,639	28,501,635
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(1,684)	(11,241)	—	—	(7,220)

Net realized gain (loss) on investments and foreign currencies	17,055,273	5,870,992	16,097,991	13,638,284	6,440,639	28,494,415

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	24,978,951	(406,366)	49,484,973	11,314,976	2,647,137	(32,726,288)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(155)	583	—	—	(76)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	24,978,951	(406,521)	49,485,556	11,314,976	2,647,137	(32,726,364)

Net realized and unrealized gain (loss) on investments and foreign currencies	42,034,224	5,464,471	65,583,547	24,953,260	9,087,776	(4,231,949)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,921,602	$5,527,376	$68,311,164	$24,909,031	$9,089,409	$(730,956)

* Net of foreign withholding taxes on interest and dividends of	$15,682	$11,729	$89,487	$32,438	$2,557	$3,835

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

247

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Period Ended July 31, 2013 (unaudited)

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	Marsico Focused Growth	Technology
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,373,601	$1,216,442	$320,219	$549,986	$913,919	$141,115
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	912	313	175	763	770	76

Total investment income*	2,374,513	1,216,755	320,394	550,749	914,689	141,191

EXPENSES:
Investment advisory and management fees	1,558,786	888,600	374,472	985,703	665,453	172,050
Service fee
Class 2	—	13,150	2,586	3,278	10,517	2,143
Class 3	314,131	171,815	31,647	269,464	130,745	27,449
Transfer agent fees	474	853	758	758	758	569
Custodian and accounting fees	39,413	34,934	27,763	40,567	25,017	17,938
Reports to shareholders	16,158	11,361	4,972	13,007	7,614	1,552
Audit and tax fees	16,313	16,319	16,306	16,312	16,338	16,268
Legal fees	811	876	1,032	872	1,005	1,292
Trustees’ fees and expenses	8,452	5,744	2,597	6,526	3,925	668
Interest expense	—	89	—	—	—	26
Other expenses	7,142	6,371	5,285	7,564	5,855	4,666

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	1,961,680	1,150,112	467,418	1,344,051	867,227	244,621
Net (Fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	—	(17,205)
Fees paid indirectly (Note 5)	—	(4,261)	(4,569)	(17,097)	(1,211)	(4,897)

Net expenses	1,961,680	1,145,851	462,849	1,326,954	866,016	222,519

Net investment income (loss)	412,833	70,904	(142,455)	(776,205)	48,673	(81,328)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	6,574,746	18,560,018	6,533,663	23,399,835	4,195,739	1,427,513
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	106	—	(69)	1,881	(19,582)

Net realized gain (loss) on investments and foreign currencies	6,574,746	18,560,124	6,533,663	23,399,766	4,197,620	1,407,931

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	31,384,541	16,256,117	10,861,333	15,717,300	14,093,506	1,631,790
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	3,146	(308)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	31,384,541	16,256,117	10,861,333	15,717,300	14,096,652	1,631,482

Net realized and unrealized gain (loss) on investments and foreign currencies	37,959,287	34,816,241	17,394,996	39,117,066	18,294,272	3,039,413

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,372,120	$34,887,145	$17,252,541	$38,340,861	$18,342,945	$2,958,085

* Net of foreign withholding taxes on interest and dividends of	$1,286	$5,351	$—	$6,534	$18,995	$390

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

248

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Period Ended July 31, 2013 (unaudited)

	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,975,775	$6,771,887	$3,308,033	$4,487,737	$5,177,987	$15,652,336
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	372	5,220	439	4,119	328	1,472

Total investment income*	4,976,147	6,777,107	3,308,472	4,491,856	5,178,315	15,653,808

EXPENSES:
Investment advisory and management fees	2,865,889	1,594,291	925,566	1,087,449	1,605,806	3,078,495
Service fees:
Class 2	15,203	6,903	4,164	14,509	4,630	18,284
Class 3	746,393	280,944	42,754	227,479	206,083	807,255
Transfer agent fees	474	758	758	569	663	569
Custodian and accounting fees	75,263	108,905	83,805	136,836	206,472	212,127
Reports to shareholders	30,306	17,069	12,454	12,702	56,401	39,284
Audit and tax fees	16,268	29,251	20,085	35,201	20,140	60,241
Legal fees	3,147	393	2,925	2,465	4,617	3,821
Trustees’ fees and expenses	15,017	8,497	7,080	6,125	7,602	20,163
Interest expense	4,378	—	—	—	—	—
Other expenses	14,206	8,170	6,560	9,534	7,158	12,238

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	3,786,544	2,055,181	1,106,151	1,532,869	2,119,572	4,252,477
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(85,696)	—	—	(147,308)	—
Fees paid indirectly (Note 5)	(77,567)	(4,486)	(3,977)	—	(567)	(3,648)

Net expenses	3,708,977	1,964,999	1,102,174	1,532,869	1,971,697	4,248,829

Net investment income (loss)	1,267,170	4,812,108	2,206,298	2,958,987	3,206,618	11,404,979

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	48,122,048	20,117,903	7,640,761	6,829,523	(4,636,672)	(3,452,099)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	2,852,272	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(1,790,600)	(71,760)	640,829	(1,488)	(246,635)

Net realized gain (loss) on investments and foreign currencies	48,122,048	18,327,303	7,569,001	10,322,624	(4,638,160)	(3,698,734)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	46,973,877	(8,007,805)	9,005,224	(1,955,473)	(32,510,460)	31,272,722
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	(129,520)	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(641,151)	1,587	(691,717)	(970)	(9,075)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	14,767	44,229	351,693	—

Net unrealized gain (loss) on investments and foreign currencies	46,973,877	(8,648,956)	9,021,578	(2,732,481)	(32,159,737)	31,263,647

Net realized and unrealized gain (loss) on investments and foreign currencies	95,095,925	9,678,347	16,590,579	7,590,143	(36,797,897)	27,564,913

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96,363,095	$14,490,455	$18,796,877	$10,549,130	$(33,591,279)	$38,969,892

* Net of foreign withholding taxes on interest and dividends of	$—	$676,998	$193,507	$396,319	$638,721	$1,663,842

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$46,402	$160,236	$—

See Notes to Financial Statements

249

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Cash Management		Corporate Bond		Global Bond
	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(584,981)	$(1,254,289)	$27,215,654	$57,155,222	$1,875,267	$4,371,775
Net realized gain (loss) on investments and foreign currencies	3	625	648,088	15,497,212	(6,128,337)	472,421
Net unrealized gain (loss) on investments and foreign currencies	(6,012)	37,111	(35,959,982)	19,374,610	(7,293,583)	(2,742,969)

Net increase (decrease) in net assets resulting from operations	(590,990)	(1,216,553)	(8,096,240)	92,027,044	(11,546,653)	2,101,227

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(13,999,132)	—	(4,672,391)
Net investment income — Class 2	—	—	—	(1,934,064)	—	(738,074)
Net investment income — Class 3	—	—	—	(42,636,895)	—	(13,318,114)
Net realized gain on securities — Class 1	—	—	—	(2,591,476)	—	(3,069,939)
Net realized gain on securities — Class 2	—	—	—	(369,554)	—	(500,533)
Net realized gain on securities — Class 3	—	—	—	(8,246,869)	—	(9,098,283)

Total distributions to shareholders	—	—	—	(69,777,990)	—	(31,397,334)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(7,252,540)	(43,418,268)	75,743,908	106,140,266	34,918,896	56,389,518

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,843,530)	(44,634,821)	67,647,668	128,398,320	23,372,243	27,093,411

NET ASSETS:
Beginning of period	284,206,395	328,841,216	1,181,730,730	1,053,341,410	346,739,497	319,646,086

End of period†	$276,362,865	$284,206,395	$1,249,378,398	$1,181,730,730	$370,111,740	$346,739,497

† Includes accumulated undistributed net investment income (loss)	$(680,373)	$(95,392)	$84,274,621	$57,058,967	$(2,332,738)	$(4,208,005)

See Notes to Financial Statements

250

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	High-Yield Bond		Total Return Bond		Balanced
	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$11,216,865	$21,532,357	$7,050,305	$16,340,177	$1,367,529	$2,703,189
Net realized gain (loss) on investments and foreign currencies	7,436,140	7,235,373	(11,722,299)	28,274,153	7,952,280	8,072,449
Net unrealized gain (loss) on investments and foreign currencies	(10,219,589)	15,739,772	(32,340,132)	4,416,521	5,103,847	7,155,322

Net increase (decrease) in net assets resulting from operations	8,433,416	44,507,502	(37,012,126)	49,030,851	14,423,656	17,930,960

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(7,021,247)	—	(6,239,872)	—	(1,144,937)
Net investment income — Class 2	—	(1,135,118)	—	(763,260)	—	(112,125)
Net investment income — Class 3	—	(11,930,465)	—	(26,860,403)	—	(886,226)
Net realized gain on securities — Class 1	—	—	—	(1,281,989)	—	—
Net realized gain on securities — Class 2	—	—	—	(164,059)	—	—
Net realized gain on securities — Class 3	—	—	—	(5,834,086)	—	—

Total distributions to shareholders	—	(20,086,830)	—	(41,143,669)	—	(2,143,288)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	28,641,785	26,632,843	169,431,833	297,853,294	7,070,263	19,678,432

TOTAL INCREASE (DECREASE) IN NET ASSETS	37,075,201	51,053,515	132,419,707	305,740,476	21,493,919	35,466,104

NET ASSETS:
Beginning of period	341,072,593	290,019,078	1,212,711,099	906,970,623	175,216,507	139,750,403

End of period†	$378,147,794	$341,072,593	$1,345,130,806	$1,212,711,099	$196,710,426	$175,216,507

† Includes accumulated undistributed net investment income (loss)	$32,204,324	$20,987,459	$27,525,722	$20,475,417	$4,199,653	$2,832,124

@	Commencement of operations

See Notes to Financial Statements

251

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	MFS Total Return		SunAmerica Dynamic Allocation		SunAmerica Dynamic Strategy
	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013	For the six months ended July 31, 2013 (unaudited)	For the period July 16, 2012@through January 31, 2013

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,057,816	$13,775,366	$(3,852,030)	$14,112,807	$(919,102)	$1,267,152
Net realized gain (loss) on investments and foreign currencies	53,580,586	29,945,229	36,119,874	(2,975,532)	(1,797,767)	(388,690)
Net unrealized gain (loss) on investments and foreign currencies	(9,794,307)	28,767,980	129,806,436	101,867,428	37,391,201	9,628,229

Net increase (decrease) in net assets resulting from operations	49,844,095	72,488,575	162,074,280	113,004,703	34,674,332	10,506,691

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(7,133,518)	—	—	—	—
Net investment income — Class 2	—	(1,171,691)	—	—	—	—
Net investment income — Class 3	—	(8,166,378)	—	(16,707,224)	—	(1,492,650)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	(253,781)

Total distributions to shareholders	—	(16,471,587)	—	(16,707,224)	—	(1,746,431)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(40,144,228)	(68,312,675)	1,561,195,841	2,075,210,251	809,314,802	281,003,933

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,699,867	(12,295,687)	1,723,270,121	2,171,507,730	843,989,134	289,764,193

NET ASSETS:
Beginning of period	640,073,355	652,369,042	2,192,951,558	21,443,828	289,764,193	—

End of period†	$649,773,222	$640,073,355	$3,916,221,679	$2,192,951,558	$1,133,753,327	$289,764,193

† Includes accumulated undistributed net investment income (loss)	$20,325,392	$14,267,576	$(4,382,496)	$(530,466)	$(980,813)	$(61,711)

@	Commencement of operations

See Notes to Financial Statements

252

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	VCP Total Return BalancedSM	VCPSM Value	Telecom Utility
	For the period May 1, 2013@ through July 31, 2013 (unaudited)	For the period May 1, 2013@ through July 31, 2013 (unaudited)	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(27,483)	$20,339	$831,028	$1,275,014
Net realized gain (loss) on investments and foreign currencies	122,832	29,925	3,763,421	4,455,602
Net unrealized gain (loss) on investments and foreign currencies	290,118	726,520	(46,254)	1,845,452

Net increase (decrease) in net assets resulting from operations	385,467	776,784	4,548,195	7,576,068

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(749,657)
Net investment income — Class 2	—	—	—	(100,859)
Net investment income — Class 3	—	—	—	(773,806)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—

Total distributions to shareholders	—	—	—	(1,624,322)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	22,568,839	22,485,190	(3,523,412)	(2,666,844)

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,954,306	23,261,974	1,024,783	3,284,902

NET ASSETS:
Beginning of period	—	—	49,307,721	46,022,819

End of period†	$22,954,306	$23,261,974	$50,332,504	$49,307,721

† Includes accumulated undistributed net investment income (loss)	$(27,483)	$20,339	$2,119,360	$1,288,332

@	Commencement of operations

See Notes to Financial Statements

253

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Equity Index		Growth-Income		Equity Opportunities
	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,411,939	$1,741,037	$4,728,751	$8,272,200	$388,000	$727,221
Net realized gain (loss) on investments and foreign currencies	3,608,553	932,506	15,496,756	10,067,078	6,719,007	8,704,530
Net unrealized gain (loss) on investments and foreign currencies	33,699,573	14,645,259	41,557,438	30,051,823	4,959,877	3,670,185

Net increase (decrease) in net assets resulting from operations	39,720,065	17,318,802	61,782,945	48,391,101	12,066,884	13,101,936

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(260,298)	—	(3,900,613)	—	(465,107)
Net investment income — Class 2	—	—	—	(181,082)	—	(50,094)
Net investment income — Class 3	—	—	—	(1,465,415)	—	(223,372)
Net realized gain on securities — Class 1	—	—	—	(1,941,575)	—	—
Net realized gain on securities — Class 2	—	—	—	(97,479)	—	—
Net realized gain on securities — Class 3	—	—	—	(827,548)	—	—

Total distributions to shareholders	—	(260,298)	—	(8,413,712)	—	(738,573)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	192,218,626	186,933,585	74,992,253	82,339,687	21,126,824	(998,872)

TOTAL INCREASE (DECREASE) IN NET ASSETS	231,938,691	203,992,089	136,775,198	122,317,076	33,193,708	11,364,491

NET ASSETS:
Beginning of period	222,476,678	18,484,589	381,935,973	259,618,897	95,799,343	84,434,852

End of period†	$454,415,369	$222,476,678	$518,711,171	$381,935,973	$128,993,051	$95,799,343

† Includes accumulated undistributed net investment income (loss)	$4,152,977	$1,741,038	$12,851,662	$8,122,911	$1,099,429	$711,429

See Notes to Financial Statements

254

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Davis Venture Value		“Dogs” of Wall Street		Alliance Growth
	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,305,641	$15,524,911	$1,559,010	$2,388,922	$(112,622)	$773,834
Net realized gain (loss) on investments and foreign currencies	69,135,007	75,928,956	5,347,747	8,973,480	17,055,273	34,356,594
Net unrealized gain (loss) on investments and foreign currencies	97,425,133	69,113,268	14,748,942	2,372,792	24,978,951	9,340,881

Net increase (decrease) in net assets resulting from operations	169,865,781	160,567,135	21,655,699	13,735,194	41,921,602	44,471,309

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(4,159,327)	—	(665,608)	—	(1,058,263)
Net investment income — Class 2	—	(440,708)	—	(139,331)	—	(78,515)
Net investment income — Class 3	—	(3,309,130)	—	(970,788)	—	(281,485)
Net realized gain on securities — Class 1	—	(30,144,606)	—	—	—	—
Net realized gain on securities — Class 2	—	(4,088,387)	—	—	—	—
Net realized gain on securities — Class 3	—	(34,956,920)	—	—	—	—

Total distributions to shareholders	—	(77,099,078)	—	(1,775,727)	—	(1,418,263)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(97,265,900)	(80,304,604)	27,705,164	14,309,951	(24,503,628)	(56,346,992)

TOTAL INCREASE (DECREASE) IN NET ASSETS	72,599,881	3,163,453	49,360,863	26,269,418	17,417,974	(13,293,946)

NET ASSETS:
Beginning of period	1,238,815,861	1,235,652,408	105,031,026	78,761,608	371,708,934	385,002,880

End of period†	$1,311,415,742	$1,238,815,861	$154,391,889	$105,031,026	$389,126,908	$371,708,934

† Includes accumulated undistributed net investment income (loss)	$16,957,856	$13,652,215	$3,947,932	$2,388,922	$479,625	$592,251

See Notes to Financial Statements

255

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Capital Growth		MFS Massachusetts Investors Trust		Fundamental Growth
	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$62,905	$314,235	$2,727,617	$3,689,903	$(44,229)	$(13,600)
Net realized gain (loss) on investments and foreign currencies	5,870,992	3,220,924	16,097,991	26,731,046	13,638,284	15,063,586
Net unrealized gain (loss) on investments and foreign currencies	(406,521)	3,292,620	49,485,556	46,397,305	11,314,976	5,250,431

Net increase (decrease) in net assets resulting from operations	5,527,376	6,827,779	68,311,164	76,818,254	24,909,031	20,300,417

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(30,904)	—	(894,390)	—	—
Net investment income — Class 2	—	(6,662)	—	(66,042)	—	—
Net investment income — Class 3	—	(78,523)	—	(1,661,060)	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(116,089)	—	(2,621,492)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(5,367,017)	(8,020,653)	89,362,930	94,556,715	24,338,186	30,704,681

TOTAL INCREASE (DECREASE) IN NET ASSETS	160,359	(1,308,963)	157,674,094	168,753,477	49,247,217	51,005,098

NET ASSETS:
Beginning of period	60,424,683	61,733,646	511,571,096	342,817,619	193,039,058	142,033,960

End of period†	$60,585,042	$60,424,683	$669,245,190	$511,571,096	$242,286,275	$193,039,058

† Includes accumulated undistributed net investment income (loss)	$373,721	$310,816	$6,406,724	$3,679,107	$(130,705)	$(86,476)

See Notes to Financial Statements

256

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Blue Chip Growth		Real Estate		Small Company Value
	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,633	$159,504	$3,500,993	$3,845,915	$412,833	$2,609,185
Net realized gain (loss) on investments and foreign currencies	6,440,639	9,120,456	28,494,415	29,559,932	6,574,746	2,889,385
Net unrealized gain (loss) on investments and foreign currencies	2,647,137	(1,222,416)	(32,726,364)	9,416,674	31,384,541	39,616,244

Net increase (decrease) in net assets resulting from operations	9,089,409	8,057,544	(730,956)	42,822,521	38,372,120	45,114,814

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(731,416)	—	(126,831)
Net investment income — Class 2	—	—	—	(94,758)	—	—
Net investment income — Class 3	—	—	—	(2,451,445)	—	(551,312)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	—	—	(3,277,619)	—	(678,143)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(5,213,452)	(4,034,039)	(8,716,436)	19,982,204	20,842,838	25,749,899

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,875,957	4,023,505	(9,447,392)	59,527,106	59,214,958	70,186,570

NET ASSETS:
Beginning of period	89,781,528	85,758,023	381,165,337	321,638,231	303,694,598	233,508,028

End of period†	$93,657,485	$89,781,528	$371,717,945	$381,165,337	$362,909,556	$303,694,598

† Includes accumulated undistributed net investment income (loss)	$139,408	$137,775	$7,346,908	$3,845,915	$3,022,018	$2,609,185

See Notes to Financial Statements

257

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Mid-Cap Growth		Aggressive Growth		Growth Opportunities
	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013	For the six period ended July 31, 2013 (unaudited)	For the year ended January 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$70,904	$77,812	$(142,455)	$(281,536)	$(776,205)	$(1,110,810)
Net realized gain (loss) on investments and foreign currencies	18,560,124	11,545,619	6,533,663	2,498,352	23,399,766	17,258,539
Net unrealized gain (loss) on investments and foreign currencies	16,256,117	15,112,287	10,861,333	8,867,357	15,717,300	18,817,089

Net increase (decrease) in net assets resulting from operations	34,887,145	26,735,718	17,252,541	11,084,173	38,340,861	34,964,818

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	—	—	—	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	(1,218,607)
Net realized gain on securities — Class 2	—	—	—	—	—	(140,140)
Net realized gain on securities — Class 3	—	—	—	—	—	(6,395,254)

Total distributions to shareholders	—	—	—	—	—	(7,754,001)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	455,960	5,919,235	7,943,268	7,869,600	(9,902,190)	16,867,695

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,343,105	32,654,953	25,195,809	18,953,773	28,438,671	44,078,512

NET ASSETS:
Beginning of period	219,798,646	187,143,693	90,625,627	71,671,854	256,989,373	212,910,861

End of period†	$255,141,751	$219,798,646	$115,821,436	$90,625,627	$285,428,044	$256,989,373

† Includes accumulated undistributed net investment income (loss)	$(34,480)	$(105,384)	$(200,630)	$(58,175)	$(781,742)	$(5,537)

See Notes to Financial Statements

258

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Marsico Focused Growth		Technology		Small & Mid Cap Value
	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$48,673	$373,734	$(81,328)	$(220,121)	$1,267,170	$1,973,771
Net realized gain (loss) on investments and foreign currencies	4,197,620	6,190,807	1,407,931	978,616	48,122,048	46,932,366
Net unrealized gain (loss) on investments and foreign currencies	14,096,652	5,591,897	1,631,482	(854,156)	46,973,877	49,501,683

Net increase (decrease) in net assets resulting from operations	18,342,945	12,156,438	2,958,085	(95,661)	96,363,095	98,407,820

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(59,570)	—	—	—	(3,377)
Net investment income — Class 2	—	(16,350)	—	—	—	(78,783)
Net investment income — Class 3	—	(98,631)	—	—	—	(2,042,607)
Net realized gain on securities — Class 1	—	(614,197)	—	—	—	(58,967)
Net realized gain on securities — Class 2	—	(422,511)	—	—	—	(1,389,358)
Net realized gain on securities — Class 3	—	(2,949,255)	—	—	—	(40,340,222)

Total distributions to shareholders	—	(4,160,514)	—	—	—	(43,913,314)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	23,363,320	12,698,687	(1,965,509)	(4,643,150)	(70,479,797)	(8,851,626)

TOTAL INCREASE (DECREASE) IN NET ASSETS	41,706,265	20,694,611	992,576	(4,738,811)	25,883,298	45,642,880

NET ASSETS:
Beginning of period	140,140,358	119,445,747	35,427,973	40,166,784	623,086,728	577,443,848

End of period†	$181,846,623	$140,140,358	$36,420,549	$35,427,973	$648,970,026	$623,086,728

† Includes accumulated undistributed net investment income (loss)	$418,967	$370,294	$(118,692)	$(37,364)	$2,117,996	$850,826

@	Commencement of operations

See Notes to Financial Statements

259

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Growth and Income		Global Equities		International Diversified Equities
	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,812,108	$6,686,803	$2,206,298	$1,613,697	$2,958,987	$4,146,170
Net realized gain (loss) on investments and foreign currencies	18,327,303	2,194,766	7,569,001	5,413,572	10,322,624	4,495,152
Net unrealized gain (loss) on investments and foreign currencies	(8,648,956)	45,699,945	9,021,578	16,167,556	(2,732,481)	29,860,929

Net increase (decrease) in net assets resulting from operations	14,490,455	54,581,514	18,796,877	23,194,825	10,549,130	38,502,251

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,958,340)	—	(885,259)	—	(533,037)
Net investment income — Class 2	—	(204,937)	—	(32,690)	—	(161,864)
Net investment income — Class 3	—	(4,670,203)	—	(166,960)	—	(1,286,107)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	—	(6,833,480)	—	(1,084,909)	—	(1,981,008)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	3,133,811	(26,812,080)	74,949,713	73,906,391	(15,441,319)	(39,470,651)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,624,266	20,935,954	93,746,590	96,016,307	(4,892,189)	(2,949,408)

NET ASSETS:
Beginning of period	338,815,905	317,879,951	197,491,105	101,474,798	262,398,590	265,347,998

End of period†	$356,440,171	$338,815,905	$291,237,695	$197,491,105	$257,506,401	$262,398,590

† Includes accumulated undistributed net investment income (loss)	$9,405,495	$4,593,387	$3,808,768	$1,602,470	$8,294,529	$5,335,542

See Notes to Financial Statements

260

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets		Foreign Value
	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013	For the six months ended July 31, 2013 (unaudited)	For the year ended January 31, 2013
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,206,618	$2,244,365	$11,404,979	$15,371,089
Net realized gain (loss) on investments and foreign currencies	(4,638,160)	(3,366,561)	(3,698,734)	(3,407,725)
Net unrealized gain (loss) on investments and foreign currencies	(32,159,737)	20,634,531	31,263,647	108,477,020

Net increase (decrease) in net assets resulting from operations	(33,591,279)	19,512,335	38,969,892	120,440,384

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(494,972)	—	(734,734)
Net investment income — Class 2	—	(23,040)	—	(458,375)
Net investment income — Class 3	—	(546,697)	—	(11,263,470)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—

Total distributions to shareholders	—	(1,064,709)	—	(12,456,579)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	56,308,002	42,780	51,824,061	26,582,580

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,716,723	18,490,406	90,793,953	134,566,385

NET ASSETS:
Beginning of period	281,220,101	262,729,695	745,750,210	611,183,825

End of period†	$303,936,824	$281,220,101	$836,544,163	$745,750,210

† Includes accumulated undistributed net investment income (loss)	$4,681,407	$1,474,789	$26,356,777	$14,951,798

See Notes to Financial Statements

261

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1.   Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of forty separate investment series, thirty-five of which are included in this report. The five Portfolios of the Trust not included in this report are the VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Feeder Funds”). The Feeder Funds operate in the manner of a “Fund of Funds,” investing in shares of an underlying mutual fund and have a December fiscal year end. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas corporation, and The United States Life Insurance Company in the city of New York, a New York corporation (“USL”). AGL and USL are wholly-owned subsidiaries of American International Group, Inc. (“AIG”), a Delaware corporation. Each of the life insurance companies listed above are collectively referred to as the “Life Companies.”

Effective May 1, 2013, the VCP Total Return BalancedSM Portfolio and the VCPSM Value Portfolio commenced operations.

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

The investment goals for each of the Portfolios included in this report are as follows:

The Cash Management Portfolio seeks current income consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing, under normal conditions, at least 80% of net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.

The High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The Total Return Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve the investment objective by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed-income investments with varying maturities.

The Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of common stocks and bonds, with at least 25% invested in fixed income securities.

The MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital by investing in a combination of equity and fixed income securities.

The Telecom Utility Portfolio seeks total return by investing, under normal circumstances, at least 80% of net assets in the securities of utility companies.

The SunAmerica Dynamic Allocation Portfolio seeks capital appreciation and current income, while managing net equity exposure by investing under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, exchange traded funds, fixed-income securities and short-term investments (Overlay Component).

The SunAmerica Dynamic Strategy Portfolio seeks capital appreciation and current income, while managing net equity exposure by investing under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, exchange traded funds, fixed-income securities and short-term investments (Overlay Component).

262

The VCP Total Return BalancedSM Portfolio seeks capital appreciation and income while managing portfolio volatility by investing in a combination of fixed income instruments and derivatives.

The VCPSM Value Portfolio seeks current income and moderate capital appreciation while managing portfolio volatility by investing, under normal circumstances, at least 60% of net assets in income-producing equity securities.

The Equity Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) by investing, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks (principally large-cap and mid-cap) or securities that demonstrate the potential for appreciation and/or dividends.

The Equity Opportunities Portfolio seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The Davis Venture Value Portfolio seeks growth of capital by investing principally in common stocks of companies with market capitalizations of at least $10 billion, but may also invest in stocks with smaller capitalizations.

The “Dogs” of Wall Street Portfolio seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The Alliance Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The Capital Growth Portfolio seeks capital appreciation by investing in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation by investing primarily, under normal market conditions, at least 65% of its assets in equity securities.

The Fundamental Growth Portfolio seeks capital appreciation by investing principally in common and preferred stocks of U.S. companies, with a focus on equity securities of large capitalization companies that offer the potential for capital growth, with an emphasis on identifying companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage and have effective management.

The Blue Chip Growth Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The Real Estate Portfolio seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

The Small Company Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a diversified portfolio of equity securities of small companies.

The Mid-Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The Aggressive Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies.

The Growth Opportunities Portfolio seeks capital appreciation by investing primarily in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The Marsico Focused Growth Portfolio seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 20 to 30 common stocks.

The Technology Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The Small & Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The International Growth and Income Portfolio seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The Global Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

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The International Diversified Equities Portfolio seeks long-term capital appreciation by investing primarily (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities, primarily common stock, convertible securities, warrants and rights.

The Emerging Markets Portfolio seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks, depository receipts and other equity securities of companies primarily in emerging markets outside of the U.S., which its subadviser believes when compared to developed markets have above-average growth prospects.

The Foreign Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.   Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust/Fund in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of July 31, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official

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Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Options and swap contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Options and swap contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward Foreign Currency Contracts (“Forward Contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trusts’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts:    Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the period ended July 31, 2013, the Global Bond, Total Return

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Bond, VCPSM Value, Telecom Utility, International Growth and Income, and International Diversified Equities Portfolios used forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. In addition, the Total Return Bond Portfolio also used forward currency contracts to enhance return, and the International Growth and Income Portfolio used forward currency contracts to hedge portfolio exposure to benchmark currency allocations. Forward contracts are reported on a schedule following the Portfolio of Investments. As of July 31, 2013, each of the preceding Portfolios had open forward contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures:    Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the period ended July 31, 2013, the Global Bond Portfolio used futures contracts to increase or decrease exposure to equity and bond markets. The Total Return Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, VCP Total Return BalancedSM, Equity Index and International Diversified Equities Portfolios used futures contracts to increase or decrease exposure to equity markets. The Balanced Portfolio used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. Futures contracts are reported on a schedule following the Portfolio of Investments. As of July 31, 2013, each of the preceding Portfolios had open futures contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

At July 31, 2013, a portion of the due to/from broker amount as disclosed in the Statements of Assets and Liabilities for the Global Bond Portfolio, Total Return Bond, Balanced, SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, VCP Total Return BalancedSM and International Diversified Equities Portfolios includes amounts set aside for margin requirements for open futures contracts.

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Options:    Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended July 31, 2013, the Total Return Bond and the VCP Total Return BalancedSM Portfolios used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. Option contracts are reported on a schedule following the Portfolio of Investments. As of July 31, 2013, each of the preceding Portfolios had open option contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended July 31, 2013 are summarized as follows:

For the period ended July 31, 2013 the following Portfolio had options written:

	Written Options
	Total Return Bond Portfolio		VCP Total Return BalancedSM Portfolio
	Notional Amounts	Premiums Received	Number of Contracts	Notional Amounts	Premiums Received
Options outstanding as of January 31, 2012	$201,700,000	$1,107,346	—	$—	$—
Options written	391,600,000	1,114,697	20	1,200,000	14,473
Options terminated in closing purchase transactions	(143,700,000)	(233,182)	—	—	—
Options exercised	(40,600,000)	(205,020)	—	—	—
Options expired (written)	(128,400,000)	(458,191)	—	—	—

Options outstanding as of July 31, 2013	$280,600,000	$1,325,650	20	$1,200,000	$14,473

Swap Contracts:     Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. Unlike a bilateral swap contract, for centrally cleared swaps, the Portfolios have no credit exposure to the counterparty as the CCP stands between the portfolios and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as unrealized gain (loss). The daily change in valuation of centrally cleared swaps, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Portfolios will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements:    Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation.

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During the period ended July 31, 2013, the Global Bond Total Return Bond and VCP Total Return BalancedSM Portfolios used credit default swaps to manage credit risk (i.e., hedging). In addition, the Total Return Bond and VCP Total Return BalancedSM Portfolio also used credit default swaps as a substitute for physical securities. Credit default swaps are reported on a schedule following the Portfolio of Investments. As of July 31, 2013, each of the preceding Portfolios had open credit default swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its Portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a Portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/

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selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of July 31, 2013 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements:    Certain Portfolios may enter into equity swap agreements (“equity swaps”) for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index or to enhance total return. During the period ending July 31, 2013, the VCP Total Return BalancedSM Portfolio used equity swaps to gain exposure to a security or market index and to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments. As of July 31, 2013, the VCP Total Return BalancedSM Portfolio had open equity swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Equity swaps, a type of total return swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Interest Rate Swap Agreements:    Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates, a substitute for physical securities or for speculation. During the period ended July 31, 2013, the Global Bond and Total Return Bond Portfolios used interest rate swap agreements to manage exposure to fluctuations in interest rates. In addition, the Total Return Bond Portfolio also used interest rate swaps as a substitute for physical securities. Interest rate swaps are reported on a schedule following the Portfolio of Investments. As of July 31, 2013, each of the preceding Portfolios had open interest rate swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective Portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.

At July 31, 2013, the due to/ from broker amount as disclosed in the Statement of Assets and Liabilities for the Global Bond and Total Return Bond Portfolios include amounts set aside as collateral for open swap contracts.

269

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements:    Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Financial Statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Asset and Liabilities.

The following tables present the value of derivatives held as of July 31, 2013, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended July 31, 2013:

	Global Bond Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)(6)	Variation margin on futures contracts	$80,455	Variation margin on futures contracts	$53,169
	Unrealized appreciation on swap contracts	2,332,812	Unrealized depreciation on swap contracts	2,139,825
Credit contracts(4)	Unrealized appreciation on swap contracts	203,664	Unrealized depreciation on swap contracts	79,304
Foreign exchange contracts(5)	Unrealized appreciation on forward foreign currency contracts	3,446,054	Unrealized depreciation on forward foreign currency contracts	2,422,404

		$6,062,985		$4,694,702

270

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$457,322	$(531,793)
Credit contracts(4)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	140,176	33,937
Foreign exchange contracts(5)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1,847,173)	1,047,084

		$(1,249,675)	$549,228

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $131,653,897
(3)	The average notional amount outstanding for interest rate swap contracts was $953,602,066
(4)	The average notional amount outstanding for credit default swap contracts was $38,050,000
(5)	The average notional amount outstanding for forward foreign currency contracts was $346,385,883
(6)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(918,851) as reported in the Portfolio of Investments

	Total Return Bond Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)(4)(7)(8)(10)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$12,594
	Unrealized appreciation on swap contracts	1,969,144	Unrealized depreciation on swap contracts	2,844,317
	Call and put options written, at value	—	Call and put options written, at value	4,171,787
	Call and put options purchased, at value	1,025,617	Call and put options written, at value	—
Credit contracts(5)	Unrealized appreciation on swap contracts	26,785	Unrealized depreciation on swap contracts	162,982
Foreign exchange contracts(6)	Unrealized appreciation on forward foreign currency contracts	2,487,933	Unrealized depreciation on forward foreign currency contracts	5,254,660

		$5,509,479		$12,446,340

271

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)(3)(4)(8)(9)(11)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$1,722,880	$(9,782,462)
Credit contracts(5)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(27,080)	(5,799)
Foreign exchange contracts(6)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	227,906	4,752,871

		$1,923,706	$(5,035,390)

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $65,340,218
(3)	The average notional amount outstanding for interest rate swap contracts was $306,261,033
(4)	The average notional amount outstanding for written options contracts on interest rate swap contracts was $318,618,720
(5)	The average notional amount outstanding for credit default swap contracts was $6,966,667
(6)	The average notional amount outstanding for forward foreign currency contracts was $295,370,164
(7)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $212,594 as reported in the Portfolio of Investments
(8)	The average notional amount outstanding for purchased options contracts on interest rate swap contracts was $6,800,000
(9)	The realized gain/(loss) for purchased option contracts is included in Net realized gain (loss) on investments (unaffiliated)
(10)	Purchased options contracts are included in Investments at value (unaffiliated)
(11)	The change in unrealized appreciation (depreciation) on purchased options contracts is included in change in unrealized appreciation (depreciation) investments (unaffiliated).

	Balanced Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$6,930
Interest rate contracts(3)(4)	Variation margin on futures contracts	1,359	Variation margin on futures contracts	1,937

		$1,359		$8,867

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$131,810	$64,586
Interest rate contracts(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	189,599	(27,363)

		$321,409	$37,223

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures was $1,903,048
(3)	The average value outstanding for interest rate futures was $9,731,270
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $44,713 as reported in the Portfolio of Investments.

272

	SunAmerica Dynamic Allocation Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$2,211,360

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$33,580,153	$(8,218,961)

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $653,854,442
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $2,729,578 as reported in the Portfolio of Investments

	SunAmerica Dynamic Strategy Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$434,613

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(1,605,397)	$(960,327)

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $111,873,292
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(337,895) as reported in the Portfolio of Investments

	VCP Total Return BalancedSM Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(4)(5)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$32,362
	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	14,765
Interest rate contracts(3)	Call and put options written, at value	—	Call and put options written, at value	29,227
Credit contracts(6)	Unrealized appreciation on swap contracts	602	Unrealized depreciation on swap contracts	—

		$602		$76,354

273

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(4)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$173,440	$388,247
Interest rate contracts(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(14,754)
Credit contracts(6)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	7,332	602

		$180,772	$374,095

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $5,102,468
(3)	The average notional amount outstanding for written options contracts on interest rate swap contracts was $253,720
(4)	The average notional amount outstanding for equity swap contracts was $1,313,093
(5)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $403,012 as reported in the Portfolio of Investments
(6)	The average notional amount outstanding for credit default swap contracts was $1,200,000

	VCPSM Value Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$358	Unrealized depreciation on forward foreign currency contracts	$8,453

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$—	$(8,095)

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for forward foreign currency contracts was $444,680

	Telecom Utility Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$4,225	Unrealized depreciation on forward foreign currency contracts	$89,377

274

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$79,770	$43,336

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $6,806,748

	Equity Index Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$10,710

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$584,640	$81,353

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $5,493,202
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $138,577 as reported in the Portfolio of Investments

	International Growth and Income Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$959,416	Unrealized depreciation on forward foreign currency contracts	$1,625,069

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(1,685,373)	$(640,846)

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $150,339,950

275

	International Diversified Equities Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$10,891	Variation margin on futures contracts	$76,104
Foreign exchange contracts(3)	Unrealized appreciation on forward foreign currency contracts	360,096	Unrealized depreciation on forward foreign currency contracts	559,689

		$370,987		$635,793

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$2,852,272	$(129,520)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	883,234	(702,995)

		$3,735,506	$(832,515)

(1)	The Portfolio’s derivative contracts held during the year ended July 31, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $42,730,568
(3)	The average notional amount outstanding for forward foreign currency contracts was $81,196,435
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $979,919 as reported in the Portfolio of Investments

276

As of July 31, 2013, the following tables represent derivative and financial assets and liabilities (by type) on a gross basis and related collateral pledged for derivatives and financial instruments subject to master netting arrangements. If a Portfolio does not have a derivative or financial asset or liability a table will not be presented. Futures contracts are presented at the variation margin receivable or payable:

	Global Bond Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Description
Derivatives:
Interest rate contracts
Over the counter	$835,628	$—	$835,628
Exchange traded	80,455	—	80,455
Centrally cleared	1,497,184	—	1,497,184
Foreign exchange contracts
Over the counter	3,446,054	—	3,446,054
Exchange traded	—	—	—
Centrally cleared	—	—	—
Credit contracts
Over the counter	203,664	—	203,664
Exchange traded	—	—	—
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	6,062,985	—	6,062,985

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	$6,062,985	—	$6,062,985

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Assets in the Statement of Financial Position	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs Bank USA*	$80,455	$(53,169)	$(27,286)	$—
Centrally cleared	1,497,184	(1,497,184)	—	—
Bank of America N.A.	338,930	(338,930)	—	—
Banque Nationale De Paris London	28,455	—	—	28,455
Barclays Bank PLC	135,750	(114,282)	—	21,468
BNP Paribas SA	61,477	(61,477)	—	—
Citibank N.A.	205,354	(205,354)	—	—
Credit Suisse International	191,300	(55,472)	(135,828)	—
Deutsche Bank AG	432,866	(414,548)	(18,318)	—
HSBC Bank PLC	89,507	(89,507)	—	—
JPMorgan Chase Bank N.A.	1,731,130	(327,835)	—	1,403,295
Merrill Lynch International Bank, Ltd.	3,473	—	—	3,473
Morgan Stanley & Co. International PLC	291,413	(75,896)	(145,504)	70,013
Royal Bank of Canada	179,969	(144,963)	—	35,006
Royal Bank of Scotland PLC	30,925	(30,925)	—	—
Standard Chartered Bank	94,968	(60,234)	—	34,734
State Street Bank London	139,902	(139,902)	—	—
UBS AG London	143,825	(125,539)	—	18,286
Westpac Banking Corp.	386,102	(386,102)	—	—

	$6,062,985	$(4,121,319)	$(326,936)	$1,614,730

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures - Goldman Sachs Bank USA as Futures Commission Merchant.

277

	Global Bond Portfolio
Liability	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Description
Derivatives:
Interest rate contracts
Over the counter	$485,005	$—	$485,005
Exchange traded	53,169	—	53,169
Centrally cleared	1,654,820	—	1,654,820
Foreign exchange contracts
Over the counter	2,422,404	—	2,422,404
Exchange traded	—	—	—
Centrally cleared	—	—	—
Credit contracts
Over the counter	79,304	—	79,304
Exchange traded	—	—	—
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	4,694,702	—	4,694,702

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	$4,694,702	$—	$4,694,702

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Liabilities in the Statement of Financial Position	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs Bank USA*	$53,169	$(53,169)	$—	$—
Centrally cleared	1,654,820	(1,497,184)	—	157,636
Bank of America N.A.	346,526	(338,930)	(7,596)	—
Barclays Bank PLC	114,282	(114,282)	—	—
BNP Paribas SA	84,113	(61,477)	—	22,636
Citibank N.A.	285,077	(205,354)	—	79,723
Credit Suisse International	55,472	(55,472)	—	—
Deutsche Bank AG	414,548	(414,548)	—	—
HSBC Bank PLC	169,075	(89,507)	—	79,568
JPMorgan Chase Bank N.A.	327,835	(327,835)	—	—
Morgan Stanley & Co. International PLC	75,896	(75,896)	—	—
Royal Bank of Canada	144,963	(144,963)	—	—
Royal Bank of Scotland PLC	155,056	(30,925)	—	124,131
Standard Chartered Bank	60,234	(60,234)	—	—
State Street Bank London	174,221	(139,902)	—	34,319
UBS AG London	125,539	(125,539)	—	—
Westpac Banking Corp.	453,876	(386,102)	—	67,774

	$4,694,702	$(4,121,319)	$(7,596)	$565,787

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures - Goldman Sachs Bank USA as Futures Commission Merchant.

278

	High-Yield Bond Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	7,041,000	—	7,041,000

Total	$7,041,000	$—	$7,041,000

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Assets in the Statement of Financial Position	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank & Trust Co.	$7,041,000	$(7,041,000)	$—	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

279

	Total Return Bond Portfolio
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Assets:
Description
Derivatives:
Interest rate contracts
Over the counter	$2,076,190	$—	$2,076,190
Exchange traded	—	—	—
Centrally cleared	918,571	—	918,571
Foreign exchange contracts
Over the counter	2,487,933	—	2,487,933
Exchange traded	—	—	—
Centrally cleared	—	—	—
Credit contracts
Over the counter	26,785	—	26,785
Exchange traded	—	—	—
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	5,509,479	—	5,509,479

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	5,509,479	—	5,509,479

Repurchase Agreements subject to a master netting arrangement or similar arrangement	4,500,000	—	4,500,000

Total	$10,009,479	$—	$10,009,479

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty	Net Amount of Assets in the Statement of Financial Position	Financial Instruments@	Collateral Received@	Net Amount#
Royal Bank of Scotland PLC	$1,025,617	$(1,025,617)	$—	$—
Barclays Bank PLC	796,913	(604,978)	—	191,935
Citibank N.A.	52,306	(1,753)	(50,553)	—
HSBC Bank USA	593,570	(593,570)	—	—
JPMorgan Chase Bank N.A.	216,113	(216,113)	—	—
Morgan Stanley & Co. International PLC	47,350	—	(47,350)	—
UBS AG	847,002	(847,002)	—	—
Westpac Banking Corp.	1,012,037	—	(830,045)	181,992
Centrally Cleared	918,571	(627,435)	—	291,136
Merrill Lynch, Pierce, Fenner & Smith	4,500,000	(4,500,000)	—	—

	$10,009,479	$(8,416,468)	$(927,948)	$665,063

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

280

	Total Return Bond Portfolio
Liability	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Description
Derivatives:
Interest rate contracts
Over the counter	$6,388,669	$—	$6,388,669
Exchange traded	12,594	—	12,594
Centrally cleared	627,435	—	627,435
Foreign exchange contracts
Over the counter	5,254,660	—	5,254,660
Exchange traded	—	—	—
Centrally cleared	—	—	—
Credit contracts
Over the counter	162,982	—	162,982
Exchange traded	—	—	—
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	12,446,340	—	12,446,340

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	$12,446,340	$—	$12,446,340

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty	Net Amount of Liabilities in the Statement of Financial Position	Financial Instruments@	Collateral Pledged@	Net Amount#
Merrill Lynch Pierce Fenner & Smith*	$12,594	$—	$—	$12,594
Bank of America N.A.	676,807	—	(326,802)	350,005
Barclays Bank PLC	604,978	(604,978)	—	—
Citibank N.A.	1,753	(1,753)	—	—
HSBC Bank PLC	1,227,554	(593,570)	—	633,984
JPMorgan Chase Bank N.A.	3,078,199	(216,113)	(2,771,226)	90,860
UBS AG	1,692,148	(847,002)	—	845,146
Goldman Sachs Bank USA	2,452,760	—	(2,452,760)	—
Morgan Stanley Capital Services LLC	915,214	—	(914,017)	1,197
Royal Bank of Scotland PLC	1,156,898	(1,025,617)	(131,281)	—
Centrally Cleared	627,435	(627,435)	—	—

	$12,446,340	$(3,916,468)	$(6,596,086)	$1,933,786

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures - Merrill Lynch Pierce Fenner & Smith as Futures Commission Merchant.

281

	Balanced Portfolio
Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Description
Derivatives:
Interest rate contracts
Over the counter	$—	$—	$—
Exchange traded	1,359	—	1,359
Centrally cleared	—	—	—
Equity contracts
Over the counter	—	—	—
Exchange traded	—	—	—
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	1,359	—	1,359

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	1,359	—	1,359

Repurchase Agreements subject to a master netting arrangement or similar arrangement	19,554,000	—	19,554,000

Total	$19,555,359	$—	$19,555,359

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Assets in the Statement of Financial Position	Financial Instruments@	Collateral Received@	Net Amount#
Merrill Lynch International, Inc.*	$1,359	$(1,359)	$—	$—
State Street Bank and Trust Co.	19,554,000	(19,554,000)		—

	$19,555,359	$(19,555,359)	$—	$—

Liability	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Description
Derivatives:
Interest rate contracts
Over the counter	$—	$—	$—
Exchange traded	1,937	—	1,937
Centrally cleared	—	—	—
Equity contracts
Over the counter	—	—	—
Exchange traded	6,930	—	6,930
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	8,867	—	8,867

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	$8,867	$—	$8,867

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Liabilities in the Statement of Financial Position	Financial Instruments@	Collateral Pledged@	Net Amount#
Merrill Lynch International, Inc.*	$8,867	($1,359)	($7,508)	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures - Merrill Lynch International, Inc. as Futures Commission Merchant.

282

	Dynamic Allocation Portfolio
Liability	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Description
Derivatives:
Equity contracts
Over the counter	$—	$—	$—
Exchange traded	2,211,360	—	2,211,360
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	2,211,360	—	2,211,360

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	$2,211,360	$—	$2,211,360

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Liabilities in the Statement of Financial Position	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs Bank USA*	$2,211,360	$—	$—	$2,211,360

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures - Goldman Sachs Bank USA as Futures Commission Merchant.

	Dynamic Strategy Portfolio
Liability	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Description
Derivatives:
Equity contracts
Over the counter	$—	$—	$—
Exchange traded	434,613	—	434,613
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	434,613	—	434,613

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	$434,613	$—	$434,613

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Liabilities in the Statement of Financial Position	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs Bank USA*	$434,613	$—	$—	$434,613

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures - Goldman Sachs Bank USA as Futures Commission Merchant.

283

	VCP Total Return BalancedSM Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Description
Derivatives:
Interest rate contracts
Over the counter	$—	$—	$—
Exchange traded	—	—	—
Centrally cleared	—	—	—
Credit contracts
Over the counter	602	—	602
Exchange traded	—	—	—
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	602	—	602

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	602	—	602

Repurchase Agreements subject to a master netting arrangement or similar arrangement	800,000	—	800,000

Total	$800,602	$—	$800,602

Counterparty:	Net Amount of Assets in the Statement of Financial Position	Financial Instruments@	Collateral Received@	Net Amount#
Barclays Capital, Inc.	$800,000	$(800,000)	$—	$—
Goldman Sachs International	602	(602)	—	—

	$800,602	$(800,602)	$—	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

284

	VCP Total Return BalancedSM Portfolio
Liability	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Description
Derivatives:
Interest rate contracts
Over the counter	$29,227	$—	$29,227
Exchange traded	—	—	—
Centrally cleared	—	—	—
Equity contracts
Over the counter	14,765	—	14,765
Exchange traded	32,362	—	32,362
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	76,354	—	76,354

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	$76,354	$—	$76,354

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Liabilities in the Statement of Financial Position	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs International*	$32,362	$—	$(32,362)	$—
Goldman Sachs International	14,765	(602)	—	14,163
Morgan Stanley & Co. International PLC	23,986	—	—	23,986
Barclays Bank PLC	1,361	—	—	1,361
Goldman Sachs Bank USA	2,910	—	—	2,910
Morgan Stanley Capital Services Inc.	970	—	—	970

	$76,354	$(602)	$(32,362)	$43,390

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures - Goldman Sachs International as Futures Commission Merchant.

285

	VCPSM Value Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Description
Derivatives:
Foreign exchange contracts
Over the counter	$358	$—	$358
Exchange traded	—	—	—
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	358	—	358

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	$358	$—	$358

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Assets in the Statement of Financial Position	Financial Instruments@	Collateral Received@	Net Amount#
Bank of New York	$358	$(358)	$—	$—

Liability:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Description
Derivatives:
Foreign exchange contracts
Over the counter	$8,453	$—	$8,453
Exchange traded	—	—	—
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	8,453	—	8,453

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	$8,453	$—	$8,453

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Liabilities in the Statement of Financial Position	Financial Instruments@	Collateral Received@	Net Amount#
Bank of New York	$4,329	$(358)	$—	$3,971
State Street Bank & Trust Co.	4,124	—	—	4,124

	$8,453	$(358)	$—	$8,095

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

286

Telecom Utility Portfolio
Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Description
Derivatives:
Foreign exchange contracts
Over the counter	$—	$—	$—
Exchange traded	—	—	—
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives, not subject to a master netting arrangement or similar arrangement	4,225	—	4,225

Total derivatives	$4,225	$—	$4,225

Liability	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Description
Derivatives:
Foreign exchange contracts
Over the counter	$—	$—	$—
Exchange traded	—	—	—
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives, not subject to a master netting arrangement or similar arrangement	89,377	—	89,377

Total derivatives	$89,377	$—	$89,377

287

Equity Index Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Description
Derivatives:
Equity contracts
Over the counter	$—	$—	$—
Exchange traded	—	—	—
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	8,619,000	—	8,619,000

Total	$8,619,000	$—	$8,619,000

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Assets in the Statement of Financial Position	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank and Trust Co.	$8,619,000	$(8,619,000)	$—	$—

Liability:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Description
Derivatives:
Equity contracts
Over the counter	$—	$—	$—
Exchange traded	10,710	—	10,710
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	10,710	—	10,710

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	$10,710	$—	$10,710

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Liabilities in the Statement of Financial Position	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs Bank USA*	$10,710	$(10,710)	$—	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures - Goldman Sachs Bank USA as Futures Commission Merchant.

288

	Equity Opportunities Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	3,174,000	—	3,174,000

Total	$3,174,000	$—	$3,174,000

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Assets in the Statement of Financial Position	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank & Trust Co.	$3,174,000	$(3,174,000)	$—	$—

	“Dogs” of Wall Street
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	5,706,000	—	5,706,000

Total	$5,706,000	$—	$5,706,000

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Assets in the Statement of Financial Position	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank & Trust Co.	$5,706,000	$(5,706,000)	$—	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

289

	Capital Growth Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	1,350,000	—	1,350,000

Total	$1,350,000	$—	$1,350,000

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Assets in the Statement of Financial Position	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank & Trust Co.	$1,350,000	$(1,350,000)	$—	$—

	Fundamental Growth Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	10,159,000	—	10,159,000

Total	$10,159,000	$—	$10,159,000

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Assets in the Statement of Financial Position	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank & Trust Co.	$10,159,000	$(10,159,000)	$—	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

290

	Blue Chip Growth Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	2,496,000	—	2,496,000

Total	$2,496,000	$—	$2,496,000

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Assets in the Statement of Financial Position	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank & Trust Co.	$2,496,000	$(2,496,000)	$—	$—

	Mid-Cap Growth Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	7,647,000	—	7,647,000

Total	$7,647,000	$—	$7,647,000

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Assets in the Statement of Financial Position	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank & Trust Co.	$7,647,000	$(7,647,000)	$—	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

291

	Aggressive Growth Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	7,094,000	—	7,094,000

Total	$7,094,000	$—	$7,094,000

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Assets in the Statement of Financial Position	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank & Trust Co.	$7,094,000	$(7,094,000)	$—	$—

	Marsico Focused Growth Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	26,899,000	—	26,899,000

Total	$26,899,000	$—	$26,899,000

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Assets in the Statement of Financial Position	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank & Trust Co.	$26,899,000	$(26,899,000)	$—	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

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	Technology Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	2,611,000	—	2,611,000

Total	$2,611,000	$—	$2,611,000

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Assets in the Statement of Financial Position	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank & Trust Co.	$2,611,000	$(2,611,000)	$—	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

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	International Growth and Income Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Description
Derivatives:
Foreign exchange contracts
Over the counter	$959,416	$—	$959,416
Exchange traded	—	—	—
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	959,416	—	959,416

Total derivatives, not subject to a master netting arrangement or similar arrangement	—		—

Total derivatives	$959,416	$—	$959,416

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Assets in the Statement of Financial Position	Financial Instruments@	Collateral Received@	Net Amount#
Bank of America N.A.	$21,326	$(21,326)	$—	$—
Barclays Bank PLC	182,990	(182,990)	—	—
Citibank N.A.	86,782	(86,782)	—	—
Credit Suisse International	116,226	(116,226)	—	—
Deutsche Bank AG London	72,668	(49,763)	—	22,905
HSBC Bank	17,106	(17,106)	—	—
JPMorgan Chase Bank	165,943	(165,943)	—	—
State Street Bank & Trust Co.	95,143	(95,143)	—	—
UBS AG	121,314	(107,602)	—	13,712
Westpac Banking Corp.	79,918	(79,918)	—	—

	$959,416	$(922,799)	$—	$36,617

Liability	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Description
Derivatives:
Foreign exchange contracts
Over the counter	$1,625,069	$—	$1,625,069
Exchange traded	—	—	—
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	1,625,069	—	1,625,069

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	$1,625,069	$—	$1,625,069

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Liabilities in the Statement of Financial Position	Financial Instruments@	Collateral Pledged@	Net Amount#
Bank of America N.A.	$22,786	$(21,326)	$—	$1,460
Barclays Bank PLC	411,437	(182,990)	—	228,447
Citibank N.A.	186,285	(86,782)	—	99,503
Credit Suisse International	165,652	(116,226)	—	49,426
Deutsche Bank AG London	49,763	(49,763)	—	—
HSBC Bank	84,238	(17,106)	—	67,132
JPMorgan Chase Bank	200,675	(165,943)	—	34,732
Royal Bank of Scotland PLC	43,732	—	—	43,732
State Street Bank & Trust Co.	197,928	(95,143)	—	102,785
UBS AG	107,602	(107,602)	—	—
Westpac Banking Corp.	154,971	(79,918)	—	75,053

	$1,625,069	$(922,799)	$—	$702,270

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

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	Global Equities Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Description
Derivatives:
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	7,307,000	—	7,307,000

Total	$7,307,000	$—	$7,307,000

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Assets in the Statement of Financial Position	Financial Instruments@	Collateral Received@	Net Amount#
State Street Bank & Trust Co.	$7,307,000	$(7,307,000)	$—	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

295

	International Diverisfied Equities Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position
Description
Derivatives:
Foreign exchange contracts
Over the counter	$—	$—	$—
Exchange traded	—	—	—
Centrally cleared	—	—	—
Equity contracts
Over the counter	—	—	—
Exchange traded	10,891	—	10,891
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	10,891	—	10,891

Total derivatives, not subject to a master netting arrangement or similar arrangement	360,096	—	360,096

Total derivatives	370,987	—	370,987

Repurchase Agreements subject to a master netting arrangement or similar arrangement	35,403,000	—	35,403,000

Total	$35,773,987	$—	$35,773,987

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Assets in the Statement of Financial Position	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs Bank USA*	$10,891	$(10,891)	$—	$—
State Street Bank and Trust Co.	35,403,000	(35,403,000)	—	—

	$35,413,891	$(35,413,891)	$—	$—

Liability	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position
Description
Derivatives:
Foreign exchange contracts
Over the counter	$—	$—	$—
Exchange traded	—	—	—
Centrally cleared	—	—	—
Equity contracts
Over the counter	—	—	—
Exchange traded	76,104	—	76,104
Centrally cleared	—	—	—

Total derivatives, subject to a master netting arrangement or similar arrangement	76,104	—	76,104

Total derivatives, not subject to a master netting arrangement or similar arrangement	559,689	—	559,689

Total derivatives	$635,793	$—	$635,793

		Gross Amounts Not Offset in the Statement of Financial Position
Counterparty:	Net Amount of Liabilities in the Statement of Financial Position	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs Bank USA*	$76,104	$(10,891)	$(65,213)	$—

@	For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
#	Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
*	Exchange Traded Futures - Goldman Sachs Bank USA as Futures Commission Merchant.

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Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of July 31, 2013, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
High Yield Bond	3.97%	$7,041,000
Equity Index	4.86	8,619,000
“Dogs” of Wall Street	3.22	5,706,000
Blue Chip Growth	1.41	2,496,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated July 31, 2013, bearing interest at a rate of 0.01% per annum, with a principal amount of $177,424,000 a repurchase price of $177,424,049 and a maturity date of August 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.88%	2/28/2017	$165,840,000	$166,717,182
U.S. Treasury Note	0.88	5/31/2017	15,020,000	14,805,650

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield

Mortgage-Backed Dollar Rolls:    During the period ended July 31, 2013, the Global Bond Portfolio, Total Return Bond Portfolio, and Balanced Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolio’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Global Bond Portfolio, the Total Return Bond Portfolio and the Balanced Portfolio had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio‘s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the period ended July 31, 2013, the Global Bond Portfolio, Total Return Bond Portfolio, Balanced Portfolio and MFS Total Return Portfolio had realized gains (losses) from mortgage-backed dollar rolls of $(18,445), $(18,535), $(94,897) and $(305,616) respectively.

At July 31, 2013, a portion of the due to broker amount as disclosed in the Statement of Assets and Liabilities for the Total Return Bond Portfolio include amounts set aside for collateral for open TBA mortgage-backed securities.

When-Issued Securities and Forward Commitments:    The Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The

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purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the period ended July 31, 2013, the Global Bond Portfolio and Total Return Bond Portfolio purchased and/or sold when-issued securities.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio, distributions from income from the underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Portfolio.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For the SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio, the expenses included in the accompanying financial statements reflect the expenses of the SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital

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gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 – 2011 or expected to be taken in each Portfolio’s 2012 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

Organization and Offering Costs:    Organization costs incurred in connection with the commencement of VCP Total Return BalancedSM Portfolio, and VCPSM Value Portfolio are expensed, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Portfolio, and amortized over 12-month period.

New Accounting Pronouncements:    In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” which was subsequently clarified in ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning after January 1, 2013. All required changes to accounting policies have been made in accordance with ASU No. 2011-11 and 2013-01.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies and investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2013
Portfolio	Ordinary Income	Long-Term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Cash Management	$—	$(9,557,872)	$(28,780)	$—	$—
Corporate Bond	57,198,500	16,273,365	91,888,649	59,868,479	9,909,511
Global Bond	7,460,977	—	4,717,073	27,323,683	4,073,651
High-Yield Bond	21,477,668	(35,025,436)	3,995,230	20,086,830	—
Total Return Bond	33,652,450	4,064,759	36,358,726	37,800,981	3,342,688
Balanced	2,832,123	(19,933,665)	14,235,026	2,143,288	—
MFS Total Return	14,267,575	(108,196,213)	101,536,638	16,471,587	—
SunAmerica Dynamic Allocation	137,461	6,416,823	90,437,690	16,707,224	—
SunAmerica Dynamic Strategy	276,493	214,457	8,384,707	1,492,650	253,781
Telecom Utility	1,146,108	(11,365,874)	6,221,219	1,624,322	—
Equity Index	1,741,037	(2,318,356)	15,130,192	260,298	—
Growth-Income	8,549,739	9,865,746	52,683,031	5,547,110	2,866,602
Equity Opportunities	711,425	(32,849,056)	17,455,947	738,573	—
Davis Venture Value	15,038,444	74,413,289	386,256,593	7,909,165	69,189,913
“Dogs” of Wall Street	2,388,922	(4,999,532)	10,186,667	1,775,727	—
Alliance Growth	592,251	(71,785,891)	53,010,512	1,418,263	—
Capital Growth	310,815	(16,948,449)	15,760,449	116,089	—
MFS Massachusetts Investor Trust	3,679,732	14,253,239	88,737,992	2,621,492	—
Fundamental Growth	—	(43,135,503)	25,468,813	—	—
Blue Chip Growth	5,942,526	1,320,930	3,442,371	—	—
Real Estate	3,845,915	(1,080,949)	51,315,981	3,277,619	—
Small Company Value	2,789,565	1,219,781	73,394,984	678,143	—
Mid-Cap Growth	—	(19,866,697)	38,130,873	—	—
Aggressive Growth	—	(73,584,977)	13,878,287	—	—
Growth Opportunities	3,438,597	12,782,297	36,840,302	—	7,754,001
Marsico Focused Growth	370,293	5,831,956	21,299,184	174,551	3,985,963

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	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2013
Portfolio	Ordinary Income	Long-Term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Technology	$—	$(15,852,409)	$3,145,781	$—	$—
Small & Mid Cap Value	23,161,882	25,761,275	79,771,588	2,124,767	41,788,547
International Growth and Income	6,863,112	(173,439,402)	50,864,110	6,833,480	—
Global Equities	1,715,442	(44,245,550)	25,325,505	1,084,909	—
International Diversified Equities	6,845,030	(35,325,347)	27,252,637	1,981,008	—
Emerging Markets	1,509,510	(37,317,435)	11,892,917	1,064,709	—
Foreign Value	15,884,670	(32,192,824)	89,777,962	12,456,579	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of January 31, 2013, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	Capital Loss Carryforward†						Unlimited
	2014	2015	2016	2017	2018	2019	ST	LT
Cash Management	$46,929	$21,843	$555,721	$5,000,741	$59,684	$—	$—	$3,872,954
Corporate Bond	—	—	—	—	—	—	—	—
Global Bond	—	—	—	—	—	—	—	—
High-Yield Bond	—	—	—	—	35,025,436	—	—	—
Total Return Bond	—	—	—	—	—	—	—	—
Balanced	—	—	—	2,271,923	17,661,742	—	—	—
MFS Total Return	—	—	—	—	108,196,213	—	—	—
SunAmerica Dynamic Allocation	—	—	—	—	—	—	—	—
SunAmerica Dynamic Strategy	—	—	—	—	—	—	—	—
Telecom Utility	—	—	—	—	10,832,273	533,601	—	—
Equity Index	—	—	—	701,573	1,267,999	348,784	—	—
Growth-Income	—	—	—	—	—	—	—	—
Equity Opportunities	—	—	—	811,318	32,037,738	—	—	—
Davis Venture Value	—	—	—	—	—	—	—	—
“Dogs” of Wall Street	—	—	—	—	4,999,532	—	—	—
Alliance Growth	—	—	—	30,479,579	41,306,312	—	—	—
Capital Growth	—	—	—	3,446,062	13,502,387	—	—	—
MFS Massachusetts Investor Trust	—	—	—	—	—	—	—	—
Fundamental Growth	—	—	—	—	43,135,503	—	—	—
Blue Chip Growth	—	—	—	—	—	—	—	—
Real Estate	—	—	—	—	1,080,949	—	—	—
Small Company Value	—	—	—	—	—	—	—	—
Mid-Cap Growth	—	—	—	—	19,866,697	—	—	—
Aggressive Growth	—	—	—	73,034,801	550,176	—	—	—
Growth Opportunities	—	—	—	—	—	—	—	—
Marsico Focused Growth	—	—	—	—	—	—	—	—
Technology	—	—	—	10,718,411	5,133,998	—	—	—
Small & Mid Cap Value	—	—	—	—	—	—	—	—
International Growth and Income	—	—	—	36,174,450	130,906,349	—	2,782,632	3,575,971
Global Equities	—	—	—	—	44,245,550	—	—	—
International Diversified Equities	—	—	—	1,606,529	33,149,533	—	—	569,285
Emerging Markets	—	—	—	11,183,037	7,578,922	—	—	18,555,476
Foreign Value	—	—	—	—	21,768,504	—	1,681,943	8,742,377

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

300

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2013, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Cash Management	$95,392	$—	$—
Corporate Bond	—	—	—
Global Bond	—	—	—
High-Yield Bond	—	—	—
Total Return Bond	—	—	—
Balanced	—	—	—
MFS Total Return	—	—	—
SunAmerica Dynamic Allocation	530,466	—	—
SunAmerica Dynamic Strategy	61,711	—	—
Telecom Utility	—	—	—
Equity Index	—	—	—
Growth-Income	—	—	—
Equity Opportunities	—	362,637	—
Davis Venture Value	—	—	—
“Dogs” of Wall Street	—	—	—
Alliance Growth	—	491,978	—
Capital Growth	—	—	—
MFS Massachusetts Investor Trust	—	—	—
Fundamental Growth	86,476	—	—
Blue Chip Growth	—	—	—
Real Estate	—	—	—
Small Company Value	—	—	—
Mid-Cap Growth	105,381	526,797	—
Aggressive Growth	58,175	—	—
Growth Opportunities	—	—	—
Marsico Focused Growth	—	—	—
Technology	37,362	124,338	151,196
Small & Mid Cap Value	—	—	—
International Growth and Income	—	—	—
Global Equities	—	—	—
International Diversified Equities	—	—	—
Emerging Markets	—	—	—
Foreign Value	—	—	—

301

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Cash Management	$12,937	$(47,729)	$(34,792)	$276,524,246
Corporate Bond	72,590,876	(16,662,209)	55,928,667	1,178,171,106
Global Bond	7,549,723	(11,030,770)	(3,481,047)	376,988,160
High-Yield Bond	10,514,335	(16,738,694)	(6,224,359)	379,444,020
Total Return Bond	25,392,415	(22,114,463)	3,277,952	1,444,131,227
Balanced	23,744,442	(4,442,792)	19,301,650	189,668,074
MFS Total Return	107,885,859	(16,139,635)	91,746,224	574,460,632
SunAmerica Dynamic Allocation	284,526,166	(56,063,079)	228,463,087	3,628,176,673
SunAmerica Dynamic Strategy	57,120,829	(10,384,594)	46,736,235	1,080,169,427
VCP Total Return BalancedSM	1,681	(85,646)	(83,965)	21,874,470
VCPSM Value	865,886	(131,271)	734,615	22,558,725
Telecom Utility	8,541,263	(2,402,775)	6,138,488	43,764,705
Equity Index	52,394,476	(3,646,064)	48,748,412	410,552,926
Growth-Income	95,633,239	(1,392,770)	94,240,469	434,552,110
Equity Opportunities	22,771,371	(355,560)	22,415,811	106,887,343
Davis Venture Value	491,931,364	(8,247,024)	483,684,340	826,864,812
“Dogs” of Wall Street	25,772,663	(837,054)	24,935,609	132,693,800
Alliance Growth	83,314,447	(5,324,984)	77,989,463	313,347,252
Capital Growth	15,641,531	(287,494)	15,354,037	45,581,072
MFS Massachusetts Investors Trust	140,638,808	(2,415,986)	138,222,822	537,599,974
Fundamental Growth	38,115,835	(1,332,046)	36,783,789	214,219,644
Blue Chip Growth	8,392,966	(2,303,458)	6,089,508	87,237,612
Real Estate	27,638,538	(9,048,845)	18,589,693	348,742,665
Small Company Value	107,687,089	(2,907,564)	104,779,525	259,954,769
Mid-Cap Growth	55,839,726	(1,452,735)	54,386,990	198,155,904
Aggressive Growth	25,605,662	(866,042)	24,739,620	91,323,985
Growth Opportunities	55,474,781	(2,917,179)	52,557,602	231,954,363
Marsico Focused Growth	35,948,005	(555,315)	35,392,690	149,595,865
Technology	5,749,781	(970,738)	4,779,043	30,914,994
Small & Mid Cap Value	136,050,573	(9,304,800)	126,745,773	522,980,121
International Growth and Income	56,407,375	(13,508,466)	42,898,909	323,180,444
Global Equities	38,010,225	(3,663,354)	34,346,871	255,700,507
International Diversified Equities	38,088,669	(13,840,243)	24,248,426	229,421,555
Emerging Markets	11,517,919	(31,785,778)	(20,267,859)	323,515,171
Foreign Value	171,845,199	(50,777,557)	121,067,642	705,433,382

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the Equity Index, “Dogs” of Wall Street and Blue Chip Growth Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

302

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets	Management Fees
Cash Management(1)	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
Corporate Bond	$0-$50 million	0.700%
	> $50 million	0.600%
	> $150 million	0.550%
	> $250 million	0.500%
Global Bond	$0-$50 million	0.750%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
High-Yield Bond	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
Total Return Bond	> $0	0.600%
Balanced	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
MFS Total Return	$0-$50 million	0.700%
	> $50 million	0.650%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
SunAmerica Dynamic	$0-$1.5 billion	0.250%
Allocation	> $1.5 billion	0.220%
	> $3 billion	0.200%
SunAmerica Dynamic	$0-$1.5 billion	0.250%
Strategy	> $1.5 billion	0.220%
	> $3 billion	0.200%
VCP Total Return	$0-$750 million	0.860%
BalancedSM	> $750 million	0.850%
	> $1.5 billion	0.820%
VCPSM Value	$0-$250 million	0.925%
	> $250 million	0.900%
	> $500 million	0.875%
	> $750 million	0.800%
Telecom Utility	$0-$150 million	0.750%
	> $150 million	0.600%
	> $500 million	0.500%
Equity Index	> $0	0.400%
Growth-Income	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
Equity Opportunities	$0-$50 million	0.800%
	> $50 million	0.750%
	> $250 million	0.700%
Davis Venture Value	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%

Portfolio	Assets	Management Fees
“Dogs” of Wall Street	> $0	0.600%
Alliance Growth	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
Capital Growth(3)	$0-$50 million	0.900%
	> $50 million	0.850%
	> $200 million	0.800%
MFS Massachusetts	$0-$600 million	0.700%
Investors Trust	> $600 million	0.650%
	> $1.5 billion	0.600%
Fundamental Growth	$0-$150 million	0.850%
	> $150 million	0.800%
	> $300 million	0.700%
Blue Chip Growth	$0-$250 million	0.700%
	> $250 million	0.650%
	> $500 million	0.600%
Real Estate	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
Small Company Value	$0-$200 million	1.000%
	> $200 million	0.920%
	> $500 million	0.900%
Mid-Cap Growth	$0-$100 million	0.800%
	> $100 million	0.750%
Aggressive Growth	$0-$100 million	0.750%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.600%
Growth Opportunities	$0-$250 million	0.750%
	> $250 million	0.700%
	> $500 million	0.650%
Marsico Focused Growth	> $0	0.850%
Technology(3)	$0-$250 million	1.000%
	> $250 million	0.950%
	> $500 million	0.900%
Small & Mid Cap Value	$0-$250 million	0.950%
	> $250 million	0.900%
International Growth and	$0-$150 million	1.000%
Income(2)	> $150 million	0.900%
	> $300 million	0.800%
Global Equities	$0-$50 million	0.900%
	> $50 million	0.800%
	> $150 million	0.700%
	> $300 million	0.650%
International Diversified	$0-$250 million	0.850%
Equities	> $250 million	0.800%
	> $500 million	0.750%
Emerging Markets(4)	$0-$100 million	1.150%
	> $100 million	1.100%
	> $200 million	1.050%
Foreign Value	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.750%

(1)	The Adviser shall be paid a composite fee based on the aggregate assets it manages for both SunAmerica Series Trust and Seasons Series Trust Cash Management Portfolios.
(2)	The Adviser voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the International Growth and Income Portfolio.
(3)	The Adviser voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the Capital Growth and the Technology Portfolios.
(4)	SAAMCo is contractually obligated to waive its advisory fee with respect to the Emerging Markets Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 1.00% of average daily net assets.

303

For the period ended July 31, 2013, the amount of investment advisory fees waived were $29,978, $17,205, $85,696 and $147,308 for the Capital Growth Portfolio, Technology Portfolio, International Growth and Income Portfolio and Emerging Markets Portfolio respectively. These amounts are reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
AllianceBernstein L.P.	Alliance Growth Small & Mid Cap Value SunAmerica Dynamic Allocation (Subadviser for a portion of the Portfolio) SunAmerica Dynamic Strategy (Subadviser for a portion of the Portfolio)

BofA Advisors, LLC	Cash Management

Columbia Management Investment Advisers, LLC	Technology

Davis Selected Advisers L.P.	Davis Venture Value
(dba — Davis Advisors)	Real Estate

Federated Investment Management Company	Corporate Bond

Franklin Advisory Services, LLC	Small Company Value

Goldman Sachs Asset Management International	Global Bond

Invesco Advisers, Inc.	Growth Opportunities VCPSM Value

J.P. Morgan Investment Management, Inc.	Balanced
Growth-Income
Mid-Cap Growth
Global Equities
Emerging Markets

Marsico Capital Management, LLC	Marsico Focused Growth

Massachusetts Financial Services Company	MFS Total Return
MFS Massachusetts Investors Trust
Telecom Utility

Morgan Stanley Investment Management, Inc.	International Diversified Equities

OppenheimerFunds, Inc.	Capital Growth Equity Opportunities

Pacific Investment Management Company, LLC	Total Return Bond
(PIMCO)	VCP Total Return BalancedSM

PineBridge Investments, LLC	High-Yield Bond

Putnam Investment Management, LLC	International Growth and Income

Templeton Investment Counsel, LLC	Foreign Value

Wells Capital Management, Inc.	Aggressive Growth Fundamental Growth

304

The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

Portfolio	Assets	Subadvisory Fees
Cash Management(1)	$0-$100 million	0.125%
	> $100 million	0.100%
	> $500 million	0.075%
	> $1 billion	0.050%
Corporate Bond	$0-$25 million	0.300%
	> $25 million	0.250%
	> $50 million	0.200%
	> $150 million	0.150%
Global Bond	$0-$50 million	0.400%
	> $50 million	0.300%
	> $150 million	0.250%
	> $250 million	0.200%
High-Yield Bond	$0-$50 million	0.400%
	> $50 million	0.300%
	> $250 million	0.250%
Total Return Bond	> $0	0.250%
Balanced	$0-$50 million	0.400%
	> $50 million	0.300%
	> $150 million	0.250%
MFS Total Return	$0-$500 million	0.375%
	> $500 million	0.350%
	> $750 million	0.320%
	> $1 billion	0.300%
SunAmerica Dynamic	$0-$500 million	0.180%
Allocation(3)	> $500 million	0.150%
	> $1.5 billion	0.130%
SunAmerica Dynamic	$0-$500 million	0.180%
Strategy(3)	> $500 million	0.150%
	> $1.5 billion	0.130%
VCP Total Return BalancedSM	$0-$750 million	0.360%
	> $750 million	0.350%
	> $1.5 billion	0.320%
VCPSM Value	$0-$250 million	0.425%
	> $250 million	0.400%
	> $500 million	0.375%
	> $1 billion	0.300%
Telecom Utility	$0-$250 million	0.375%
	> $250 million	0.325%
	> $750 million	0.300%
	> $1.5 billion	0.250%
Growth-Income	$0-$50 million	0.350%
	> $50 million	0.300%
	> $150 million	0.250%
	> $300 million	0.200%
	> $500 million	0.150%
Equity Opportunities	$0-$50 million	0.400%
	> $50 million	0.350%
	> $250 million	0.300%

Portfolio	Assets	Subadvisory Fees
Davis Venture Value	$0-$100 million	0.450%
	> $100 million	0.400%
	> $500 million	0.350%
Alliance Growth	$0-$50 million	0.350%
	> $50 million	0.300%
	> $150 million	0.250%
Capital Growth(4)	$0-$50 million	0.450%
	> $50 million	0.400%
	> $250 million	0.375%
	> $500 million	0.350%
MFS Massachusetts	$0-$300 million	0.400%
Investors Trust	> $300 million	0.375%
	> $600 million	0.350%
	> $900 million	0.325%
	> $1.5 billion	0.250%
Fundamental Growth	$0-$150 million	0.450%
	> $150 million	0.425%
	> $300 million	0.350%
Real Estate	$0-$100 million	0.450%
	> $100 million	0.400%
	> $500 million	0.350%
Small Company Value	$0-$200 million	0.600%
	> $200 million	0.520%
	> $500 million	0.500%
Mid-Cap Growth	$0-$100 million	0.420%
	> $100 million	0.400%
Aggressive Growth	$0-$100 million	0.450%
	> $100 million	0.400%
	> $200 million	0.350%
Growth Opportunities	> $0	0.500%
Marsico Focused Growth	> $0	0.450%
Technology	$0-$150 million	0.500%
	> $150 million	0.450%
	> $250 million	0.425%
Small & Mid Cap Value	$0-$250 million	0.500%
	> $250 million	0.450%
International Growth and	$0-$150 million	0.650%
Income (2)	> $150 million	0.550%
	> $300 million	0.450%
Global Equities	$0-$50 million	0.450%
	> $50 million	0.400%
	> $150 million	0.350%
	> $500 million	0.300%
International Diversified	$0-$250 million	0.450%
Equities	> $250 million	0.400%
	> $500 million	0.350%
Emerging Markets	> $0	0.600%
Foreign Value	$0-$50 million	0.625%
	> $50 million	0.465%
	> $200 million	0.375%
	> $500 million	0.350%

(1)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the Seasons Series Trust Cash Management Portfolio shall be aggregated.
(2)	The subadviser agreed, until further notice to waive 0.05% of the Subadvisory fees for International Growth and Income Portfolios.
(3)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the SunAmerica Dynamic Allocation and the SunAmerica Strategy Portfolios and VALIC Company I Dynamic Allocation Fund shall be aggregated.
(4)	The subadviser agreed until further notice to waive 0.10% of the Subadvisory fees for the Capital Growth Portfolio.

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets through May 1, 2014. The contractual fee reimbursements may be modified or terminated only with the approval of the Board of Trustees, including a majority of the Independent Trustees. Annual

305

Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired fund fees and expenses.

Portfolio	Class 1
SunAmerica Dynamic Strategy	0.55%
VCP Total Return BalancedSM	1.16%
VCPSM Value	1.23%

Further, for certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets. Annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired Fund fees and expenses.

Portfolio	Class 1	Class 2	Class 3
Cash Management	0.45%	0.60%	0.70%
Equity Index	0.55%	—	—
Blue Chip Growth	0.85%	1.00%	1.10%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Contractual and voluntary waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

For the period ended July 31, 2013, pursuant to the expense limitations previously mentioned, SAAMCo waived fees/or reimbursed expenses as follows:

Portfolio	Amount
Cash Management	$86,282
Sunamerica Dynamic Strategy	—
VCP Total Return BalancedSM	34,414
VCPSM Value	35,375
Equity Index	—
Blue Chip Growth	—

For the period ended July 31, 2013, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	July 31, 2013	January 31, 2014	July 31, 2014	July 31, 2015
Cash Management	$—	$—	$—	$101,903
Sunamerica Dynamic Strategy	43,236	—	—	—
VCP Total Return BalancedSM	—	—	—	34,414
VCPSM Value	—	—	—	35,375
Equity Index	101,295	—	—	—
Blue Chip Growth	15,240	12,540	5,583	311

The Trust has entered into a Transfer Agency and Services Agreement with VALIC Retirement Services Company (VRSCO), a wholly-owned subsidiary of The Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, Anchor Series Trust and Seasons Series Trust pays VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided, pursuant to the agreement. Accordingly, for the period ended July 31, 2013, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

Note 5.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the period ended July 31, 2013, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Balanced	$3,444
MFS Total Return	3,127

306

Portfolio	Total Expense Reductions
Telecom Utility	$1,252
Growth-Income	6,652
Davis Venture Value	7,175
Alliance Growth	10,563
MFS Massachusetts Investors Trust	5,152
Fundamental Growth	8,544
Mid-Cap Growth	4,261
Aggressive Growth	4,569
Growth Opportunities	17,097
Marsico Focused Growth	1,211
Technology	4,897
Small & Mid Cap Value	77,567
International Growth and Income	4,486
Global Equities	3,977
Emerging Markets	567
Foreign Value	3,648

Note 6.  Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended July 31, 2013 were as follows:

	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Cash Management	$—	$—	$—	$—
Corporate Bond	219,838,731	53,571,754	—	67,050,430
Global Bond	259,862,287	277,385,514	354,070,759	310,732,718
High-Yield Bond	216,550,802	175,614,918	—	—
Total Return Bond	160,715,637	126,506,859	1,318,893,730	1,202,659,350
Balanced	59,693,212	61,984,871	42,966,583	40,129,360
MFS Total Return	131,192,639	175,357,435	92,823,586	82,790,346
SunAmerica Dynamic Allocation	1,331,893,653	88,381,275	372,216,767	86,391,306
SunAmerica Dynamic Strategy	646,352,169	—	142,535,475	16,602,190
VCP Total Return BalancedSM	695,746	—	8,850,564	2,308,173
VCPSM Value	17,048,119	445,881	2,789,341	—
Telecom Utility	11,853,776	14,577,206	—	—
Equity Index	352,261,747	148,986,260	—	—
Growth-Income	164,369,286	83,859,767	—	—
Equity Opportunities	50,520,352	29,208,933	—	—
Davis Venture Value	68,051,406	171,604,715	—	—
“Dogs” of Wall Street	52,411,972	23,924,814	—	—
Alliance Growth	109,226,932	134,214,026	—	—
Capital Growth	24,557,429	29,555,293	—	—
MFS Massachusetts Investors Trust	148,864,868	58,354,006	—	—
Fundamental Growth	139,336,635	109,743,911	—	—
Blue Chip Growth	125,073,614	129,446,615	—	—
Real Estate	143,348,007	156,772,709	—	—
Small Company Value	21,219,068	14,625,507	—	—
Mid Cap Growth	83,163,901	89,994,184	—	—
Aggressive Growth	46,367,257	43,680,800	—	—
Growth Opportunities	115,404,615	121,033,292	—	—
Marsico Focused Growth	71,799,053	58,139,529	—	—
Technology	14,761,343	16,224,228	—	—
Small & Mid Cap Value	155,504,578	221,084,371	—	—
International Growth and Income	94,982,406	87,882,133	—	—
Global Equities	202,593,745	126,511,716	—	—
International Diversified Equities	54,516,323	68,145,657	—	—
Emerging Markets	136,034,012	76,504,237	—	—
Foreign Value	107,276,099	54,263,784	—	—

307

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Cash Management Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,770,755	$29,391,882	6,333,835	$67,319,164	548,611	$5,780,491	1,140,283	$12,054,197
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(2,815,064)	(29,860,241)	(8,633,782)	(91,752,060)	(764,595)	(8,056,144)	(1,554,314)	(16,426,651)

Net increase (decrease)	(44,309)	$(468,359)	(2,299,947)	$(24,432,896)	(215,984)	$(2,275,653)	(414,031)	$(4,372,454)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	12,436,379	$130,386,358	21,013,721	$221,119,269
Reinvested dividends	—	—	—	—
Shares redeemed	(12,866,265)	(134,894,886)	(22,401,110)	(235,732,187)

Net increase (decrease)	(429,886)	$(4,508,528)	(1,387,389)	$(14,612,918)

	Corporate Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,128,775	$112,969,024	7,879,886	$110,253,725	148,063	$2,066,994	216,878	$3,027,414
Reinvested dividends	—	—	1,205,711	16,590,608	—	—	167,607	2,303,618
Shares redeemed	(2,922,939)	(40,996,488)	(3,652,863)	(51,030,027)	(385,594)	(5,378,798)	(610,929)	(8,510,939)

Net increase (decrease)	5,205,836	$71,972,536	6,431,734	$75,814,306	(237,531)	$(3,311,804)	(226,444)	$(3,179,907)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	6,139,923	$85,118,521	10,772,756	$149,332,334
Reinvested dividends	—	—	3,715,441	50,883,764
Shares redeemed	(5,620,429)	(78,035,345)	(12,000,927)	(166,710,231)

Net increase (decrease)	519,494	$7,083,176	2,487,270	$33,505,867

	Global Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,469,595	$27,944,524	2,320,562	$28,683,327	48,274	$542,755	143,546	$1,789,808
Reinvested dividends	—	—	647,494	7,742,330	—	—	104,195	1,238,607
Shares redeemed	(677,820)	(7,686,279)	(1,476,408)	(18,307,458)	(127,238)	(1,432,822)	(305,904)	(3,767,053)

Net increase (decrease)	1,791,775	$20,258,245	1,491,648	$18,118,199	(78,964)	$(890,067)	(58,163)	$(738,638)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	3,568,484	$39,944,912	5,686,598	$69,576,756
Reinvested dividends	—	—	1,896,538	22,416,397
Shares redeemed	(2,176,874)	(24,394,194)	(4,298,400)	(52,983,196)

Net increase (decrease)	1,391,610	$15,550,718	3,284,736	$39,009,957

308

	High-Yield Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,844,565	$60,111,908	7,465,781	$43,183,627	260,984	$1,585,431	521,679	$2,995,613
Reinvested dividends	—	—	1,230,889	7,021,247	—	—	199,267	1,135,118
Shares redeemed	(3,235,289)	(19,773,364)	(6,839,461)	(39,325,895)	(551,015)	(3,348,080)	(1,082,266)	(6,192,851)

Net increase (decrease)	6,609,276	$40,338,544	1,857,209	$10,878,979	(290,031)	$(1,762,649)	(361,320)	$(2,062,120)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	5,465,777	$33,125,783	14,377,237	$82,739,930
Reinvested dividends	—	—	2,101,572	11,930,465
Shares redeemed	(7,090,809)	(43,059,893)	(13,409,909)	(76,854,411)

Net increase (decrease)	(1,625,032)	$(9,934,110)	3,068,900	$17,815,984

	Total Return Bond Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,888,095	$146,276,674	15,230,120	$142,495,026	247,434	$2,280,614	815,788	$7,622,745
Reinvested dividends	—	—	810,273	7,521,861	—	—	100,384	927,319
Shares redeemed	(2,305,051)	(21,263,923)	(4,327,600)	(40,411,573)	(539,761)	(4,961,241)	(801,992)	(7,445,255)

Net increase (decrease)	13,583,044	$125,012,751	11,712,793	$109,605,314	(292,327)	$(2,680,627)	114,180	$1,104,809

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	14,970,673	$136,670,898	36,051,671	$332,971,539
Reinvested dividends	—	—	3,551,493	32,694,489
Shares redeemed	(9,817,434)	(89,571,189)	(19,239,371)	(178,522,857)

Net increase (decrease)	5,153,239	$47,099,709	20,363,793	$187,143,171

	Balanced Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	296,894	$5,142,798	333,522	$5,243,965	176,780	$3,069,056	70,910	$1,106,962
Reinvested dividends	—	—	71,640	1,144,937	—	—	7,023	112,125
Shares redeemed	(435,480)	(7,510,433)	(1,050,665)	(16,540,638)	(167,750)	(2,888,452)	(148,800)	(2,328,425)

Net increase (decrease)	(138,586)	$(2,367,635)	(645,503)	$(10,151,736)	9,030	$180,604	(70,867)	$(1,109,338)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	962,195	$16,716,410	2,814,260	$43,630,152
Reinvested dividends	—	—	55,574	886,226
Shares redeemed	(433,268)	(7,459,116)	(865,363)	(13,576,872)

Net increase (decrease)	528,927	$9,257,294	2,004,471	$30,939,506

309

	MFS Total Return Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	211,539	$3,574,090	572,266	$8,866,996	28,268	$481,718	163,917	$2,528,389
Reinvested dividends	—	—	459,137	7,133,518	—	—	75,425	1,171,691
Shares redeemed	(1,504,902)	(25,441,379)	(3,672,387)	(56,844,127)	(305,217)	(5,152,487)	(719,857)	(11,111,693)

Net increase (decrease)	(1,293,363)	$(21,867,289)	(2,640,984)	$(40,843,613)	(276,949)	$(4,670,769)	(480,515)	$(7,411,613)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,140,242	$19,260,447	2,563,793	$39,589,705
Reinvested dividends	—	—	526,452	8,166,378
Shares redeemed	(1,948,339)	(32,866,617)	(4,387,440)	(67,813,532)

Net increase (decrease)	(808,097)	$(13,606,170)	(1,297,195)	$(20,057,449)

	SunAmerica Dynamic Allocation Portfolio
	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	142,177,989	$1,610,498,990	206,344,885	$2,150,588,946
Reinvested dividends	—	—	1,579,908	16,707,224
Shares redeemed	(4,422,465)	(49,303,149)	(8,782,366)	(92,085,919)

Net increase (decrease)	137,755,524	$1,561,195,841	199,142,427	$2,075,210,251

	SunAmerica Dynamic Strategy Portfolio
	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the period July 16, 2012* to January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	73,014,929	$819,687,551	28,695,601	$298,723,762
Reinvested dividends	—	—	167,614	1,746,431
Shares redeemed	(939,697)	(10,372,749)	(1,868,347)	(19,466,260)

Net increase (decrease)	72,075,232	$809,314,802	26,994,868	$281,003,933

	VCP Total Return BalancedSM Portfolio
	Class 3
	For the period May 1, 2013* to July 31, 2013
	Shares	Amount
Shares sold	2,270,834	$22,831,385
Reinvested dividends	—	—
Shares redeemed	(25,807)	(262,546)

Net increase (decrease)	2,245,027	$22,568,839

	VCPSM Value Portfolio
	Class 3
	For the period May 1, 2013* to July 31, 2013
	Shares	Amount
Shares sold	2,214,663	$22,529,619
Reinvested dividends	—	—
Shares redeemed	(4,347)	(44,429)

Net increase (decrease)	2,210,316	$22,485,190

*	Commencement of operations

310

	Telecom Utility Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	40,413	$544,452	80,512	$937,915	5,983	$79,930	17,206	$204,869
Reinvested dividends	—	—	62,519	749,657	—	—	8,414	100,859
Shares redeemed	(170,625)	(2,282,417)	(390,184)	(4,586,009)	(39,024)	(519,574)	(75,445)	(891,838)

Net increase (decrease)	(130,212)	$(1,737,965)	(247,153)	$(2,898,437)	(33,041)	$(439,644)	(49,825)	$(586,110)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	281,221	$3,718,102	554,287	$6,413,534
Reinvested dividends	—	—	64,743	773,806
Shares redeemed	(385,832)	(5,063,905)	(543,000)	(6,369,637)

Net increase (decrease)	(104,611)	$(1,345,803)	76,030	$817,703

	Equity Index Portfolio
	Class 1
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	14,229,690	$194,232,917	16,297,283	$192,219,454
Reinvested dividends	—	—	21,607	260,298
Shares redeemed	(150,514)	(2,014,291)	(474,742)	(5,546,167)

Net increase (decrease)	14,079,176	$192,218,626	15,844,148	$186,933,585

	Growth-Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,087,705	$82,556,275	3,555,227	$82,447,124	18,334	$490,399	30,887	$716,637
Reinvested dividends	—	—	250,909	5,842,188	—	—	11,973	278,561
Shares redeemed	(675,447)	(17,827,693)	(1,432,926)	(33,106,618)	(35,918)	(940,848)	(99,345)	(2,297,712)

Net increase (decrease)	2,412,258	$64,728,582	2,373,210	$55,182,694	(17,584)	$(450,449)	(56,485)	$(1,302,514)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	923,503	$24,890,962	1,918,046	$44,021,768
Reinvested dividends	—	—	98,638	2,292,963
Shares redeemed	(538,962)	(14,176,842)	(773,585)	(17,855,224)

Net increase (decrease)	384,541	$10,714,120	1,243,099	$28,459,507

311

	Equity Opportunities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,347,772	$19,959,682	1,300,376	$17,014,022	3,815	$56,691	19,441	$256,600
Reinvested dividends	—	—	34,902	465,107	—	—	3,760	50,094
Shares redeemed	(345,963)	(5,030,645)	(1,373,666)	(17,248,991)	(57,257)	(839,076)	(122,674)	(1,577,942)

Net increase (decrease)	1,001,809	$14,929,037	(38,388)	$230,138	(53,442)	$(782,385)	(99,473)	$(1,271,248)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	777,286	$11,595,449	636,513	$8,302,124
Reinvested dividends	—	—	16,790	223,372
Shares redeemed	(319,789)	(4,615,277)	(652,360)	(8,483,258)

Net increase (decrease)	457,497	$6,980,172	943	$42,238

	Davis Venture Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,346,110	$35,625,377	907,882	$21,295,156	34,238	$870,857	70,135	$1,648,466
Reinvested dividends	—	—	1,505,993	34,303,933	—	—	198,924	4,529,095
Shares redeemed	(1,950,473)	(50,929,695)	(4,489,605)	(105,502,430)	(378,109)	(9,866,282)	(653,917)	(15,345,664)

Net increase (decrease)	(604,363)	$(15,304,318)	(2,075,730)	$(49,903,341)	(343,871)	$(8,995,425)	(384,858)	$(9,168,103)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	584,769	$15,185,615	2,256,288	$52,934,544
Reinvested dividends	—	—	1,684,622	38,266,050
Shares redeemed	(3,387,886)	(88,151,772)	(4,790,833)	(112,433,754)

Net increase (decrease)	(2,803,117)	$(72,966,157)	(849,923)	$(21,233,160)

	“Dogs” of Wall Street Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,945,054	$21,983,058	1,909,994	$17,703,954	72,670	$808,453	87,605	$804,796
Reinvested dividends	—	—	70,070	665,608	—	—	14,685	139,331
Shares redeemed	(352,734)	(3,942,477)	(1,650,020)	(14,874,165)	(95,024)	(1,051,718)	(197,616)	(1,812,275)

Net increase (decrease)	1,592,320	$18,040,581	330,044	$3,495,397	(22,354)	$(243,265)	(95,326)	$(868,148)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,876,355	$21,086,892	2,669,226	$24,783,654
Reinvested dividends	—	—	102,554	970,788
Shares redeemed	(1,016,684)	(11,179,044)	(1,523,614)	(14,071,740)

Net increase (decrease)	859,671	$9,907,848	1,248,166	$11,682,702

312

	Alliance Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	523,939	$14,994,830	454,505	$11,656,578	2,269	$64,308	30,754	$783,660
Reinvested dividends	—	—	41,035	1,058,263	—	—	3,049	78,515
Shares redeemed	(825,634)	(23,431,060)	(1,668,530)	(42,444,854)	(111,136)	(3,161,619)	(238,296)	(6,061,685)

Net increase (decrease)	(301,695)	$(8,436,230)	(1,172,990)	$(29,730,013)	(108,867)	$(3,097,311)	(204,493)	$(5,199,510)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	95,696	$2,716,417	420,310	$10,587,848
Reinvested dividends	—	—	10,977	281,485
Shares redeemed	(555,356)	(15,686,504)	(1,272,182)	(32,286,802)

Net increase (decrease)	(459,660)	$(12,970,087)	(840,895)	$(21,417,469)

	Capital Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,125	$161,558	467,266	$4,441,323	1,455	$15,198	20,860	$199,901
Reinvested dividends	—	—	3,221	30,904	—	—	703	6,662
Shares redeemed	(100,280)	(1,059,400)	(635,827)	(5,784,053)	(40,351)	(426,076)	(50,102)	(469,016)

Net increase (decrease)	(85,155)	$(897,842)	(165,340)	$(1,311,826)	(38,896)	$(410,878)	(28,539)	$(262,453)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	98,822	$1,015,028	569,963	$5,283,876
Reinvested dividends	—	—	8,334	78,523
Shares redeemed	(492,129)	(5,073,325)	(1,264,726)	(11,808,773)

Net increase (decrease)	(393,307)	$(4,058,297)	(686,429)	$(6,446,374)

	MFS Massachusetts Investors Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,939,613	$107,728,225	6,544,074	$101,358,374	15,475	$279,247	120,173	$1,859,330
Reinvested dividends	—	—	56,428	894,390	—	—	4,167	66,042
Shares redeemed	(336,002)	(6,059,076)	(843,868)	(13,067,846)	(76,107)	(1,375,567)	(266,809)	(4,132,444)

Net increase (decrease)	5,603,611	$101,669,149	5,756,634	$89,184,918	(60,632)	$(1,096,320)	(142,469)	$(2,207,072)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,305,836	$23,574,068	4,025,210	$61,608,986
Reinvested dividends	—	—	105,042	1,661,060
Shares redeemed	(1,949,867)	(34,783,967)	(3,587,290)	(55,691,177)

Net increase (decrease)	(644,031)	$(11,209,899)	542,962	$7,578,869

313

	Fundamental Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,872,832	$37,473,333	2,937,465	$52,249,335	4,939	$97,743	16,831	$303,919
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(263,593)	(5,225,215)	(566,115)	(10,136,706)	(11,817)	(232,110)	(39,177)	(695,345)

Net increase (decrease)	1,609,239	$32,248,118	2,371,350	$42,112,629	(6,878)	$(134,367)	(22,346)	$(391,426)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	82,827	$1,596,293	607,342	$10,651,234
Reinvested dividends	—	—	—	—
Shares redeemed	(479,158)	(9,371,858)	(1,225,444)	(21,667,756)

Net increase (decrease)	(396,331)	$(7,775,565)	(618,102)	$(11,016,522)

	Blue Chip Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	29,852	$252,545	157,385	$1,232,445	11,317	$99,497	30,924	$237,636
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(195,824)	(1,606,261)	(528,183)	(4,063,285)	(60,207)	(509,384)	(110,111)	(849,880)

Net increase (decrease)	(165,972)	$(1,353,716)	(370,798)	$(2,830,840)	(48,890)	$(409,887)	(79,187)	$(612,244)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	558,367	$4,685,694	1,951,838	$14,944,354
Reinvested dividends	—	—	—	—
Shares redeemed	976,850	(8,135,543)	(1,996,530)	(15,535,309)

Net increase (decrease)	1,535,217	$(3,449,849)	(44,692)	$(590,955)

	Real Estate Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,940,656	$29,701,984	2,967,197	$42,444,569	26,386	$401,883	68,934	$981,749
Reinvested dividends	—	—	51,082	731,416	—	—	6,634	94,758
Shares redeemed	(1,708,666)	(25,969,361)	(785,495)	(11,138,569)	(93,170)	(1,413,885)	(166,116)	(2,340,881)

Net increase (decrease)	231,990	$3,732,623	2,232,784	$32,037,416	(66,784)	$(1,012,002)	(90,548)	$(1,264,374)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,239,260	$18,716,663	3,301,226	$46,725,534
Reinvested dividends	—	—	172,314	2,451,445
Shares redeemed	(1,988,128)	(30,153,720)	(4,242,117)	(59,967,817)

Net increase (decrease)	(748,868)	$(11,437,057)	(768,577)	$(10,790,838)

314

	Small Company Value Portfolio
	Class 1				Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,040,612	$43,888,585	2,229,671	$39,609,077	393,682	$8,290,928	2,118,986	$36,949,963
Reinvested dividends	—	—	7,127	126,831	—	—	31,177	551,312
Shares redeemed	(17,995)	(383,990)	(53,694)	(971,212)	(1,455,876)	(30,952,685)	(2,796,783)	(50,516,072)

Net increase (decrease)	2,022,617	$43,504,595	2,183,104	$38,764,696	(1,062,194)	$(22,661,757)	(646,620)	$(13,014,797)

	Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,413,993	$19,989,701	1,802,273	$21,772,551	19,183	$272,270	49,984	$591,643
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(496,150)	(6,797,158)	(888,192)	(10,715,671)	(160,119)	(2,210,612)	(325,125)	(3,851,643)

Net increase (decrease)	917,843	$13,192,543	914,081	$11,056,880	(140,936)	$(1,938,342)	(275,141)	$(3,260,000)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	622,274	$8,440,027	2,594,924	$30,402,941
Reinvested dividends	—	—	—	—
Shares redeemed	(1,413,022)	(19,238,268)	(2,720,903)	(32,280,586)

Net increase (decrease)	(790,748)	$(10,798,241)	(125,979)	$(1,877,645)

	Aggressive Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,117,565	$14,626,779	1,857,243	$20,539,276	9,201	$123,039	7,686	$84,096
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(377,003)	(4,845,806)	(1,062,222)	(11,761,955)	(30,766)	(391,219)	(79,337)	(877,777)

Net increase (decrease)	740,562	$9,780,973	795,021	$8,777,321	(21,565)	$(268,180)	(71,651)	$(793,681)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	335,512	$4,244,338	616,902	$6,752,530
Reinvested dividends	—	—	—	—
Shares redeemed	(462,258)	(5,813,863)	(625,547)	(6,866,570)

Net increase (decrease)	(126,746)	$(1,569,525)	(8,645)	$(114,040)

315

	Growth Opportunities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,833,574	$16,535,190	3,826,414	$29,697,008	16,210	$143,887	54,967	$423,916
Reinvested dividends	—	—	159,607	1,218,607	—	—	18,687	140,140
Shares redeemed	(166,062)	(1,478,513)	(1,603,191)	(12,184,753)	(77,014)	(678,497)	(174,898)	(1,327,559)

Net increase (decrease)	1,667,512	$15,056,677	2,382,830	$18,730,862	(60,804)	$(534,610)	(101,244)	$(763,503)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	798,953	$6,807,280	4,195,400	$31,592,720
Reinvested dividends	—	—	861,619	6,395,254
Shares redeemed	(3,599,631)	(31,231,537)	(5,136,296)	(39,087,638)

Net increase (decrease)	(2,800,678)	$(24,424,257)	(79,277)	$(1,099,664)

	Marsico Focused Growth Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,460,879	$27,300,465	1,061,970	$10,452,009	14,909	$164,645	29,868	$292,415
Reinvested dividends	—	—	69,689	673,767	—	—	45,845	438,861
Shares redeemed	(198,719)	(2,159,347)	(358,531)	(3,542,723)	(132,550)	(1,440,650)	(300,990)	(2,963,974)

Net increase (decrease)	2,262,160	$25,141,118	773,128	$7,583,053	(117,641)	$(1,276,005)	(225,277)	$(2,232,698)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,004,562	$10,978,834	2,288,113	$22,343,371
Reinvested dividends	—	—	320,642	3,047,886
Shares redeemed	(1,079,758)	(11,480,627)	(1,835,387)	(18,042,925)

Net increase (decrease)	(75,196)	$(501,793)	773,368	$7,348,332

	Technology Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	86,914	$277,521	1,878,047	$5,917,925	15,746	$48,677	155,410	$463,042
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(407,984)	(1,267,469)	(2,437,299)	(7,055,202)	(109,121)	(333,605)	(340,336)	(1,004,688)

Net increase (decrease)	(321,070)	$(989,948)	(559,252)	$(1,137,277)	(93,375)	$(284,928)	(184,926)	$(541,646)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	974,317	$2,972,582	2,488,164	$7,262,799
Reinvested dividends	—	—	—	—
Shares redeemed	(1,213,956)	(3,663,215)	(3,518,387)	(10,227,026)

Net increase (decrease)	(239,639)	$(690,633)	(1,030,223)	$(2,964,227)

316

	Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	575,691	$12,032,766	357,439	$6,262,715	26,265	$506,158	41,446	$721,302
Reinvested dividends	—	—	3,815	62,344	—	—	89,961	1,468,141
Shares redeemed	—	—	(238,801)	(3,848,569)	(154,005)	(3,056,109)	(297,840)	(5,151,690)

Net increase (decrease)	575,691	$12,032,766	122,453	$2,476,490	(127,740)	$(2,549,951)	(166,433)	$(2,962,247)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	945,122	$18,697,247	4,140,239	$71,618,040
Reinvested dividends	—	—	2,607,149	42,382,829
Shares redeemed	(4,945,531)	(98,659,859)	(7,060,528)	(122,366,738)

Net increase (decrease)	(4,000,409)	$(79,962,612)	(313,140)	$(8,365,869)

	International Growth and Income Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,549,198	$33,711,471	3,298,395	$27,972,857	12,987	$122,101	29,538	$245,812
Reinvested dividends	—	—	230,787	1,958,340	—	—	24,059	204,937
Shares redeemed	(966,258)	(9,077,006)	(2,141,227)	(18,091,712)	(113,667)	(1,073,488)	(294,275)	(2,485,134)

Net increase (decrease)	2,582,940	$24,634,465	1,387,955	$11,839,485	(100,680)	$(951,387)	(240,678)	$(2,034,385)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	955,431	$8,829,959	1,518,590	$12,496,689
Reinvested dividends	—	—	549,856	4,670,203
Shares redeemed	(3,090,059)	(29,379,226)	(6,321,423)	(53,784,072)

Net increase (decrease)	(2,134,628)	$(20,549,267)	(4,252,977)	$(36,617,180)

	Global Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,144,091	$80,879,096	6,422,825	$88,318,358	17,133	$262,415	17,233	$239,797
Reinvested dividends	—	—	63,264	885,259	—	—	2,342	32,690
Shares redeemed	(333,871)	(5,240,044)	(810,418)	(11,176,613)	(61,676)	(961,649)	(149,125)	(2,062,059)

Net increase (decrease)	4,810,220	$75,639,052	5,675,671	$78,027,004	(44,543)	$(699,234)	(129,550)	$(1,789,572)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	199,623	$3,103,867	431,922	$5,893,337
Reinvested dividends	—	—	12,004	166,960
Shares redeemed	(198,794)	(3,093,972)	(608,978)	(8,391,338)

Net increase (decrease)	829	$9,895	(165,052)	$(2,331,041)

317

	International Diversified Equities Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	81,030	$755,507	812,750	$6,633,933	45,943	$425,463	89,169	$726,036
Reinvested dividends	—	—	65,034	533,037	—	—	19,841	161,864
Shares redeemed	(518,951)	(4,848,368)	(1,962,824)	(15,640,447)	(273,374)	(2,553,895)	(618,416)	(5,060,124)

Net increase (decrease)	(437,921)	$(4,092,861)	(1,085,040)	$(8,473,477)	(227,431)	$(2,128,432)	(509,406)	$(4,172,224)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,208,907	$11,157,220	1,927,132	$15,566,806
Reinvested dividends	—	—	157,841	1,286,107
Shares redeemed	(2,194,962)	(20,377,246)	(5,343,361)	(43,677,863)

Net increase (decrease)	(986,055)	$(9,220,026)	(3,258,388)	$(26,824,950)

	Emerging Markets Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,443,876	$58,592,848	5,325,707	$40,402,744	60,295	$458,522	169,256	$1,253,950
Reinvested dividends	—	—	65,647	494,972	—	—	3,075	23,040
Shares redeemed	(1,231,335)	(9,738,834)	(2,724,732)	(20,821,830)	(66,027)	(522,263)	(472,332)	(3,543,439)

Net increase (decrease)	6,212,541	$48,854,014	2,666,622	$20,075,886	(5,732)	$(63,741)	(300,001)	$(2,266,449)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	3,161,791	$23,956,045	3,746,315	$27,848,198
Reinvested dividends	—	—	73,432	546,697
Shares redeemed	(2,130,324)	(16,438,316)	(6,066,393)	(46,161,552)

Net increase (decrease)	1,031,467	$7,517,729	(2,246,646)	$(17,766,657)

	Foreign Value Portfolio
	Class 1				Class 2
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013		For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,642,578	$68,907,679	4,700,972	$60,887,464	31,908	$459,838	89,484	$1,174,155
Reinvested dividends	—	—	56,621	734,734	—	—	35,362	458,375
Shares redeemed	—	—	(30,892)	(423,175)	(225,759)	(3,338,164)	(462,426)	(6,035,152)

Net increase (decrease)	4,642,578	$68,907,679	4,726,701	$61,199,023	(193,851)	$(2,878,326)	(337,580)	$(4,402,622)

	Class 3
	For the six months ended July 31, 2013 (unaudited)		For the year ended January 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	2,711,613	$39,223,143	7,853,361	$99,118,328
Reinvested dividends	—	—	870,232	11,263,470
Shares redeemed	(3,620,788)	(53,428,435)	(10,685,291)	(140,595,619)

Net increase (decrease)	(909,175)	$(14,205,292)	(1,961,698)	$(30,213,821)

318

Note 8.  Transactions with Affiliates

The following Portfolio incurred brokerage commissions with affiliated brokers for the period ended July 31, 2013:

Portfolio	J P Morgan Securities, Inc.	Oppenheimer & Co., Inc.
Balanced	$9	$—
Capital Growth	—	212
Equity Opportunities	—	208
Global Equities	1,759	—

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Portfolios and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended July 31, 2013, transactions in these securities were as follows:

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2013	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2013
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$—	$—	$86,125,864	$82,248,161	$17,241,991	$374,061	$(889,602)	$150,616,493
Global Bond Portfolio, Class 1	—	—	16,552,347	13,031,209	—	—	(619,445)	28,964,111
High-Yield Bond Portfolio, Class 1	—	—	17,891,827	43,553,074	—	—	650,336	62,095,237
Total Return Bond Portfolio, Class 1	—	—	99,116,081	99,740,951	—	—	(4,763,221)	194,093,811
Equity Index Portfolio, Class 1	—	—	179,744,345	121,966,901	—	—	30,653,364	332,364,610
Growth-Income Portfolio, Class 1	—	—	72,902,915	48,786,760	—	—	14,317,166	136,006,841
MFS Massachusetts Portfolio, Class 1	—	—	91,655,225	60,983,449	—	—	14,999,650	167,638,324
Fundamental Growth Portfolio, Class 1	—	—	53,279,112	36,590,070	—	—	8,532,398	98,401,580
Real Estate Portfolio, Class 1	—	—	35,141,847	15,237,747	20,385,321	1,428,001	(1,533,921)	29,888,353
Small Company Value Portfolio, Class 1	—	—	38,391,004	24,393,379	—	—	6,550,874	69,335,257
Mid Cap Growth Portfolio, Class 1	—	—	18,191,468	12,196,690	—	—	3,949,034	34,337,192
Aggressive Growth Portfolio, Class 1	—	—	18,001,480	12,196,690	—	—	4,417,828	34,615,998
Growth Opportunities Portfolio, Class 1	—	—	20,845,411	9,155,632	—	—	3,866,244	33,867,287
International Growth and Income Portfolio, Class 1	—	—	18,863,570	12,196,690	—	—	1,168,422	32,228,682
Global Equities Portfolio, Class 1	—	—	89,702,226	60,983,450	—	—	9,707,477	160,393,153
Emerging Markets Portfolio, Class 1	—	—	36,398,065	55,907,974	—	—	(7,516,140)	84,789,899
Foreign Value Portfolio, Class 1	—	—	57,930,106	36,590,070	—	—	4,448,547	98,968,723

Seasons Series Trust
Stock Portfolio, Class 1	—	—	64,509,158	57,909,932	—	—	12,590,774	135,009,864
Large Cap Growth Portfolio, Class 1	—	—	20,007,237	26,087,339	—	—	3,037,095	49,131,671
Large Cap Value Portfolio, Class 1	—	—	73,517,503	48,786,760	—	—	13,174,208	135,478,471
Mid Cap Growth Portfolio, Class 1	—	—	18,183,131	12,196,690	—	—	3,458,472	33,838,293

319

Security	Income	Capital Gain Distributions Received	Value at January 31, 2013	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2013
Mid Cap Value Portfolio, Class 1	$—	$—	$39,468,622	$24,393,380	$—	$—	$6,674,771	$70,536,773
Small Cap Portfolio, Class 1	—	—	20,393,583	9,155,632	—	—	3,870,776	33,419,991
International Equity Portfolio, Class 1	—	—	74,901,188	48,786,760	—	—	3,377,553	127,065,501
Diversified Fixed Income Portfolio, Class 1	—	—	115,963,221	91,218,458	—	—	(4,401,298)	202,780,381
Real Return Portfolio, Class 1	—	—	67,022,946	41,657,815	15,753,963	61,946	(2,610,570)	90,378,174
Focus Growth Portfolio, Class 1	—	—	35,025,220	22,461,673	15,000,000	2,021,856	3,140,965	47,649,714
Focus Value Portfolio, Class 1	—	—	35,836,488	24,393,380	—	—	6,308,111	66,537,979

Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	—	—	100,211,149	69,316,726	20,000,000	(689,227)	(2,051,835)	146,786,813
Growth and Income Portfolio, Class 1	—	—	35,934,142	24,393,380	—	—	6,148,668	66,476,190
Growth Portfolio, Class 1	—	—	72,861,022	48,786,760	—	—	13,237,068	134,884,850
Capital Appreciation Portfolio, Class 1	—	4,813	36,209,235	24,393,379	—	—	7,797,354	68,404,781
Natural Resources Portfolio, Class 1	—	—	17,760,397	12,196,691	—	—	(1,328,879)	28,628,209

	$—	$4,813	$1,778,537,135	$1,331,893,652	$88,381,275	$3,196,637	$160,362,244	$3,185,613,206

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2013	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2013
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$—	$—	$9,162,050	$25,854,086	$—	$—	$(337,767)	$34,678,369
Global Bond Portfolio, Class 1	—	—	4,437,044	12,927,044	—	—	(219,385)	17,144,703
High-Yield Bond Portfolio, Class 1	—	—	2,317,192	8,981,641	—	—	85,687	11,384,520
Total Return Bond Portfolio, Class 1	—	—	13,491,553	38,781,130	—	—	(1,138,139)	51,134,544
Equity Index Portfolio, Class 1	—	—	25,775,399	71,098,740	—	—	6,898,880	103,773,019
Growth-Income Portfolio, Class 1	—	—	11,614,564	32,317,609	—	—	3,647,994	47,580,167
Equity Opportunities Portfolio, Class 1	—	—	6,954,442	19,390,565	—	—	1,828,128	28,173,135
Davis Venture Value Portfolio, Class 1	—	—	11,835,747	32,317,608	—	—	3,469,687	47,623,042
Dogs of Wall Street Portfolio, Class 1	—	—	7,041,410	19,390,565	—	—	2,498,610	28,930,585
Alliance Growth Portfolio, Class 1	—	—	4,701,282	12,927,043	—	—	1,310,929	18,939,254
MFS Massachusetts Portfolio, Class 1	—	—	16,466,221	45,244,651	—	—	4,359,407	66,070,279
Real Estate Portfolio, Class 1	—	—	4,616,293	12,927,043	—	—	(336,406)	17,206,930
Small Company Value Portfolio, Class 1	—	—	7,465,901	19,390,565	—	—	2,252,004	29,108,470
Mid Cap Growth Portfolio, Class 1	—	—	2,401,515	6,463,522	—	—	871,682	9,736,719
Marsico Focused Growth Portfolio, Class 1	—	—	9,306,574	25,854,087	—	—	2,071,251	37,231,912

320

Security	Income	Capital Gain Distributions Received	Value at January 31, 2013	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2013
Growth Opportunities Portfolio, Class 1	$—	$—	$2,404,507	$6,463,521	$—	$—	$877,345	$9,745,373
Small & Mid Cap Value Portfolio, Class 1	—	—	2,469,287	12,032,766	—	—	941,800	15,443,853
International Growth and Income Portfolio, Class 1	—	—	7,263,100	19,390,565	—	—	819,353	27,473,018
Global Equities Portfolio, Class 1	—	—	7,163,802	19,390,565	—	—	1,293,140	27,847,507
Foreign Value Portfolio, Class 1	—	—	12,335,777	32,317,609	—	—	1,910,547	46,563,933

Seasons Series Trust
Large Cap Growth Portfolio, Class 1	—	—	9,211,884	21,301,885	—	—	2,150,976	32,664,745
Large Cap Value Portfolio, Class 1	—	—	14,241,168	42,316,290	—	—	4,055,655	60,613,113
Mid Cap Growth Portfolio, Class 1	—	—	2,396,045	6,463,521	—	—	752,205	9,611,771
Mid Cap Value Portfolio, Class 1	—	—	4,873,966	12,927,044	—	—	1,332,596	19,133,606
Small Cap Portfolio, Class 1	—	—	2,389,392	6,463,522	—	—	857,839	9,710,753
International Equity Portfolio, Class 1	—	—	9,684,609	21,301,884	—	—	743,630	31,730,123
Diversified Fixed Income Portfolio, Class 1	—	—	4,553,586	12,927,043	—	—	(333,950)	17,146,679
Real Return Portfolio, Class 1	—	—	4,521,630	10,408,925	—	—	(410,711)	14,519,844
Focus Value Portfolio, Class 1	—	—	7,072,718	19,390,565	—	—	2,115,184	28,578,467

Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	—	—	6,772,193	19,390,565	—	—	(353,721)	25,809,037

	$—	$—	$234,940,851	$646,352,169	$—	$—	$44,014,450	$925,307,470

Equity Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2013	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at July 31, 2013
AIG Common Stock	$—	$—	$791,177	$951,295	$—	$—	$219,646	$1,962,118

At July 31, 2013, the following affiliate owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Corporate Bond	SunAmerica Dynamic Allocation Portfolio	12%
Global Bond	SunAmerica Dynamic Allocation Portfolio	8%
High Yield Bond	SunAmerica Dynamic Allocation Portfolio	16%
Total Return Bond	SunAmerica Dynamic Allocation Portfolio	14%
Equity Index	SunAmerica Dynamic Allocation Portfolio	73%
	SunAmerica Dynamic Strategy Portfolio	23%
Growth Income	SunAmerica Dynamic Allocation Portfolio	26%
	SunAmerica Dynamic Strategy Portfolio	9%
Equity Opportunities	SunAmerica Dynamic Strategy Portfolio	22%
Dogs of Wall Street	SunAmerica Dynamic Strategy Portfolio	19%
MFS Massachusetts Investors Trust	SunAmerica Dynamic Allocation Portfolio	25%
	SunAmerica Dynamic Strategy Portfolio	10%
Fundamental Growth	SunAmerica Dynamic Allocation Portfolio	40%
Real Estate	SunAmerica Dynamic Allocation Portfolio	8%
Small Company Value	SunAmerica Dynamic Allocation Portfolio	19%
	SunAmerica Dynamic Strategy Portfolio	8%
Mid-Cap Growth	SunAmerica Dynamic Allocation Portfolio	13%
Aggressive Growth	SunAmerica Dynamic Allocation Portfolio	30%
Growth Opportunities	SunAmerica Dynamic Allocation Portfolio	12%
Marsisco Focused Growth	SunAmerica Dynamic Strategy Portfolio	20%
International Growth and Income	SunAmerica Dynamic Allocation Portfolio	9%

321

Portfolio	Holder	Percentage
	SunAmerica Dynamic Strategy Portfolio	8%
Global Equities	SunAmerica Dynamic Allocation Portfolio	55%
	SunAmerica Dynamic Strategy Portfolio	10%
Emerging Markets	SunAmerica Dynamic Allocation Portfolio	28%
Foreign Value	SunAmerica Dynamic Allocation Portfolio	12%
	SunAmerica Dynamic Strategy Portfolio	6%

The SunAmerica Dynamic Allocation and the SunAmerica Dynamic Strategy Portfolios (the “Dynamic Portfolios”) do not invest in funds advised by SAAMCo (each a “SAAMCo Fund” and collectively, the “SAAMCo Funds”) for the purpose of exercising management of control; however, investments by the Dynamic Portfolios within the set limits may represent a significant portion of the SAAMCo Funds’ net assets. At July 31, 2013, each Dynamic Portfolio held less than 74% of the outstanding shares of any underlying SAAMCo Fund. In addition, the Dynamic Portfolios, in aggregate, held less than 97% of the outstanding shares of any underlying SAAMCo Fund.

Note 9.  Investment Concentration

Some of the Portfolio may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond Portfolio, International Growth and Income Portfolio, Global Equities Portfolio, International Diversified Portfolio, Emerging Market Portfolio and Foreign Value Portfolios. The following Portfolios held the corresponding securities as of July 31, 2013: The Global Bond Portfolio had 13.2% and 11.6% of its net assets invested in securities domiciled in Japan and United Kingdom. The International Growth and Income Portfolio had 22.9%, 21.9%, 11.3% and 10.6% of its net assets invested in securities domiciled in Japan, United Kingdom, Germany and France. The Global Equities Portfolio had 10.9% of its net assets invested in equity securities of companies domiciled in United Kingdom, respectively. The International Diversified Equities Portfolio had 22.6% and 21.4% of its net assets invested in equity securities of companies domiciled in in Japan and United Kingdom, respectively. The Emerging Markets Portfolio had 14.6%, 12.5% and 11.55% of its net assets invested in equity securities domiciled in South Korea, China and Taiwan. The Foreign Value Portfolio had 15.4%, 13.7% anf 10.4% in equity securities of companies domiciled in United Kingdom, France and Germany.

The Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Total Return Bond, Balanced and MFS Total Return Portfolios’ concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At July 31, 2013, the Portfolios had 21.9%, 10.7% and 12.3%, respectively, of their total net assets invested in such securities.

The Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of July 31, 2013, the Real Estate Portfolio had 84.3% of its net assets invested in Real Estate Investment Trusts.

The Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of July 31, 2013, the Technology Portfolio had 88.6% of its net assets invested in technology companies.

The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). Increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with

322

the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. As of July 31, 2013, the Telecom Utility Portfolio had 92.7% of its net assets invested in utility companies.

Note 10.  Line of Credit

The SAAMCo family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the period ended July 31, 2013, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
High-Yield Bond	8	$990	$3,217,237	1.39%
“Dogs” of Wall Street	7	213	769,792	1.42
Capital Growth	3	62	519,910	1.43
MFS Massachusetts Investors Trust	2	186	2,352,811	1.43
Mid-Cap Growth	2	89	1,117,098	1.43
Technology	2	26	333,414	1.43
Small & Mid- Cap Value	8	4,378	13,944,681	1.40

At July 31, 2013, there were no borrowings outstanding.

Note 11.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended July 31, 2013, none of the Portfolios participated in this program.

Note 12.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the period ended July 31, 2013, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
Corporate Bond	$2,826,938	$—	$—
MFS Total Return	452,921	68,806	16,423
Telecom Utility	22,907	100,902	10,356
Equity Opportunities	24,767	642,615	192,904
Capital Growth	802,269	316,548	92,009
MFS Massachusetts Investors Trust	—	97,696	29,867
Growth Opportunities	593,431	—	—

323

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Cash Management Portfolio — Class 1
01/31/09	$11.21	$0.23	$(0.13)	$0.10	$(0.34)	$—	$(0.34)	$10.97	0.94%	$301,076	0.49%		2.03%		—%
01/31/10	10.97	(0.01)	0.00	(0.01)	(0.27)	—	(0.27)	10.69	(0.05)	184,424	0.51		(0.05)		—
01/31/11	10.69	(0.03)	0.01	(0.02)	—	—	—	10.67	(0.19)	138,751	0.52		(0.26)		—
01/31/12	10.67	(0.03)	0.00	(0.03)	—	—	—	10.64	(0.28)	112,296	0.51		(0.27)		—
01/31/13	10.64	(0.03)	0.00	(0.03)	—	—	—	10.61	(0.28)	87,619	0.51	(1)	(0.25	)(1)	—
07/31/13@	10.61	(0.01)	(0.00)	(0.01)	—	—	—	10.60	(0.09)	87,037	0.45	(1)†	(0.26	)(1)†	—

Cash Management Portfolio — Class 2
01/31/09	11.19	0.21	(0.12)	0.09	(0.33)	—	(0.33)	10.95	0.80	64,643	0.64		1.90		—
01/31/10	10.95	(0.02)	0.00	(0.02)	(0.26)	—	(0.26)	10.67	(0.21)	38,382	0.66		(0.20)		—
01/31/11	10.67	(0.04)	0.00	(0.04)	—	—	—	10.63	(0.37)	27,953	0.67		(0.41)		—
01/31/12	10.63	(0.05)	0.01	(0.04)	—	—	—	10.59	(0.38)	23,268	0.66		(0.42)		—
01/31/13	10.59	(0.04)	0.00	(0.04)	—	—	—	10.55	(0.38)	18,812	0.66	(1)	(0.40	)(1)	—
07/31/13@	10.55	(0.02)	(0.00)	(0.02)	—	—	—	10.53	(0.19)	16,500	0.60	(1)†	(0.41	)(1)†	—

Cash Management Portfolio — Class 3
01/31/09	11.17	0.19	(0.11)	0.08	(0.32)	—	(0.32)	10.93	0.70	403,799	0.74		1.73		—
01/31/10	10.93	(0.03)	0.01	(0.02)	(0.25)	—	(0.25)	10.66	(0.21)	260,422	0.76		(0.31)		—
01/31/11	10.66	(0.05)	(0.01)	(0.06)	—	—	—	10.60	(0.56)	196,908	0.77		(0.51)		—
01/31/12	10.60	(0.06)	0.01	(0.05)	—	—	—	10.55	(0.47)	193,277	0.76		(0.52)		—
01/31/13	10.55	(0.05)	0.00	(0.05)	—	—	—	10.50	(0.47)	177,775	0.76	(1)	(0.50	)(1)	—
07/31/13@	10.50	(0.03)	(0.00)	(0.03)	—	—	—	10.47	(0.29)	172,826	0.70	(1)†	(0.51	)(1)†	—

Corporate Bond Portfolio — Class 1
01/31/09	12.06	0.74	(1.56)	(0.82)	(0.52)	—	(0.52)	10.72	(6.55)	222,114	0.59		6.41		59
01/31/10	10.72	0.87	2.33	3.20	(0.77)	—	(0.77)	13.15	30.18	260,596	0.59		7.18		33
01/31/11	13.15	0.88	0.44	1.32	(0.89)	—	(0.89)	13.58	10.04	238,501	0.59		6.44		29
01/31/12	13.58	0.82	0.19	1.01	(0.91)	(0.07)	(0.98)	13.61	7.84	214,284	0.58		5.95		28
01/31/13	13.61	0.73	0.46	1.19	(0.76)	(0.14)	(0.90)	13.90	8.84	294,283	0.57		5.26		20
07/31/13@	13.90	0.32	(0.40)	(0.08)	—	—	—	13.82	(0.58)	364,447	0.57	†	4.72	†	10

Corporate Bond Portfolio — Class 2
01/31/09	12.04	0.72	(1.56)	(0.84)	(0.50)	—	(0.50)	10.70	(6.72)	43,905	0.74		6.25		59
01/31/10	10.70	0.85	2.33	3.18	(0.75)	—	(0.75)	13.13	30.06	50,844	0.74		7.03		33
01/31/11	13.13	0.86	0.43	1.29	(0.87)	—	(0.87)	13.55	9.82	45,842	0.74		6.29		29
01/31/12	13.55	0.80	0.19	0.99	(0.88)	(0.07)	(0.95)	13.59	7.72	39,144	0.73		5.80		28
01/31/13	13.59	0.72	0.45	1.17	(0.74)	(0.14)	(0.88)	13.88	8.68	36,825	0.72		5.15		20
07/31/13@	13.88	0.32	(0.42)	(0.10)	—	—	—	13.78	(0.72)	33,304	0.72	†	4.57	†	10

Corporate Bond Portfolio — Class 3
01/31/09	12.02	0.71	(1.56)	(0.85)	(0.49)	—	(0.49)	10.68	(6.83)	518,641	0.84		6.23		59
01/31/10	10.68	0.83	2.33	3.16	(0.74)	—	(0.74)	13.10	29.91	679,924	0.84		6.90		33
01/31/11	13.10	0.83	0.44	1.27	(0.86)	—	(0.86)	13.51	9.70	742,538	0.84		6.18		29
01/31/12	13.51	0.77	0.22	0.99	(0.88)	(0.07)	(0.95)	13.55	7.69	799,913	0.83		5.69		28
01/31/13	13.55	0.70	0.44	1.14	(0.73)	(0.14)	(0.87)	13.82	8.48	850,623	0.82		5.04		20
07/31/13@	13.82	0.31	(0.41)	(0.10)	—	—	—	13.72	(0.72)	851,627	0.82	†	4.47	†	10

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
	1/13	7/13†@	1/13	7/13†@
Cash Management Class 1	0.52%	0.51%	(0.26)%	(0.32)%
Cash Management Class 2	0.67	0.66	(0.41)	(0.47)
Cash Management Class 3	0.77	0.76	(0.51)	(0.57)

See Notes to Financial Statements

324

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Global Bond Portfolio — Class 1
01/31/09	$12.34	$0.31	$(0.56)	$(0.25)	$(0.39)	$(0.07)	$(0.46)	$11.63	(1.77)%	$93,219	0.77%		2.59%		89%
01/31/10	11.63	0.33	1.10	1.43	(0.43)	(0.30)	(0.73)	12.33	12.29	89,061	0.71		2.69		72
01/31/11	12.33	0.26	0.43	0.69	(0.53)	(0.24)	(0.77)	12.25	5.34	82,254	0.74		2.07		98
01/31/12	12.25	0.24	0.65	0.89	(0.29)	(0.18)	(0.47)	12.67	7.38	75,908	0.72		1.90		155
01/31/13	12.67	0.18	(0.04)	0.14	(0.73)	(0.48)	(1.21)	11.60	0.81 (1)	86,830	0.72		1.49		226
07/31/13@	11.60	0.07	(0.44)	(0.37)	—	—	—	11.23	(3.19)	104,207	0.71	†	1.24	†	167

Global Bond Portfolio — Class 2
01/31/09	12.28	0.30	(0.57)	(0.27)	(0.38)	(0.07)	(0.45)	11.56	(2.01)	19,305	0.92		2.44		89
01/31/10	11.56	0.31	1.10	1.41	(0.41)	(0.30)	(0.71)	12.26	12.20	18,178	0.86		2.54		72
01/31/11	12.26	0.24	0.43	0.67	(0.51)	(0.24)	(0.75)	12.18	5.21	16,784	0.89		1.92		98
01/31/12	12.18	0.22	0.64	0.86	(0.27)	(0.18)	(0.45)	12.59	7.16	14,388	0.87		1.77		155
01/31/13	12.59	0.17	(0.04)	0.13	(0.71)	(0.48)	(1.19)	11.53	0.72 (1)	12,503	0.87		1.34		226
07/31/13@	11.53	0.06	(0.44)	(0.38)	—	—	—	11.15	(3.30)	11,217	0.86	†	1.10	†	167

Global Bond Portfolio — Class 3
01/31/09	12.25	0.28	(0.57)	(0.29)	(0.36)	(0.07)	(0.43)	11.53	(2.10)	134,028	1.02		2.34		89
01/31/10	11.53	0.29	1.10	1.39	(0.40)	(0.30)	(0.70)	12.22	12.05	161,802	0.96		2.43		72
01/31/11	12.22	0.22	0.44	0.66	(0.51)	(0.24)	(0.75)	12.13	5.09	190,660	0.99		1.82		98
01/31/12	12.13	0.20	0.65	0.85	(0.27)	(0.18)	(0.45)	12.53	7.06	229,351	0.97		1.63		155
01/31/13	12.53	0.15	(0.04)	0.11	(0.70)	(0.48)	(1.18)	11.46	0.60 (1)	247,406	0.97		1.24		226
07/31/13@	11.46	0.05	(0.43)	(0.38)	—	—	—	11.08	(3.32)	254,688	0.96	†	1.00	†	167

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

325

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

High-Yield Bond Portfolio — Class 1
01/31/09	$6.80	$0.63	$(2.42)	$(1.79)	$(0.72)	$—	$(0.72)	$4.29	(27.54)%		$96,492	0.75%		10.37%		66%
01/31/10	4.29	0.53	1.13	1.66	(0.46)	—	(0.46)	5.49	39.38	(1)	123,988	0.74		10.58		112
01/31/11	5.49	0.46	0.40	0.86	(0.57)	—	(0.57)	5.78	16.15	(1)	120,149	0.73		8.13		110
01/31/12	5.78	0.43	(0.19)	0.24	(0.50)	—	(0.50)	5.52	4.85		101,784	0.72		7.51		79
01/31/13	5.52	0.40	0.44	0.84	(0.38)	—	(0.38)	5.98	15.49		121,315	0.69		7.03		108
07/31/13@	5.98	0.19	(0.04)	0.15	—	—	—	6.13	2.51		164,845	0.68	†	6.37	†	50

High-Yield Bond Portfolio — Class 2
01/31/09	6.79	0.62	(2.42)	(1.80)	(0.71)	—	(0.71)	4.28	(27.75)		18,835	0.91		10.22		66
01/31/10	4.28	0.52	1.13	1.65	(0.45)	—	(0.45)	5.48	39.25	(1)	25,358	0.89		10.40		112
01/31/11	5.48	0.46	0.38	0.84	(0.56)	—	(0.56)	5.76	15.80	(1)	22,606	0.88		8.00		110
01/31/12	5.76	0.42	(0.18)	0.24	(0.49)	—	(0.49)	5.51	4.85		18,941	0.87		7.37		79
01/31/13	5.51	0.40	0.43	0.83	(0.37)	—	(0.37)	5.97	15.32		18,353	0.84		6.89		108
07/31/13@	5.97	0.19	(0.05)	0.14	—	—	—	6.11	2.35		17,024	0.83	†	6.26	†	50

High-Yield Bond Portfolio — Class 3
01/31/09	6.78	0.60	(2.40)	(1.80)	(0.70)	—	(0.70)	4.28	(27.71)		89,967	1.01		10.29		66
01/31/10	4.28	0.51	1.13	1.64	(0.45)	—	(0.45)	5.47	38.88	(1)	135,691	0.99		10.25		112
01/31/11	5.47	0.45	0.39	0.84	(0.56)	—	(0.56)	5.75	15.78	(1)	150,777	0.98		7.88		110
01/31/12	5.75	0.41	(0.17)	0.24	(0.49)	—	(0.49)	5.50	4.80		169,295	0.97		7.21		79
01/31/13	5.50	0.39	0.42	0.81	(0.36)	—	(0.36)	5.95	15.13		201,405	0.94		6.78		108
07/31/13@	5.95	0.19	(0.05)	0.14	—	—	—	6.09	2.35		196,279	0.93	†	6.15	†	50

Total Return Bond Portfolio — Class 1
01/31/09	7.61	0.31	0.07	0.38	(0.27)	—	(0.27)	7.72	5.31		78,982	0.81		4.14		348
01/31/10	7.72	0.28	0.72	1.00	(0.16)	—	(0.16)	8.56	13.05		115,667	0.68		3.45		177
01/31/11	8.56	0.21	0.18	0.39	(0.24)	—	(0.24)	8.71	4.50		125,024	0.67		2.35		289
01/31/12	8.71	0.23	0.46	0.69	(0.14)	(0.11)	(0.25)	9.15	7.96		130,310	0.66		2.57		147
01/31/13	9.15	0.15	0.31	0.46	(0.30)	(0.06)	(0.36)	9.25	4.98		240,184	0.65		1.67		163
07/31/13@	9.25	0.06	(0.30)	(0.24)	—	—	—	9.01	(2.59)		356,171	0.65	†	1.28	†	107

Total Return Bond Portfolio — Class 2
01/31/09	7.58	0.29	0.08	0.37	(0.26)	—	(0.26)	7.69	5.16		13,389	0.96		3.89		348
01/31/10	7.69	0.27	0.71	0.98	(0.15)	—	(0.15)	8.52	12.82		24,224	0.83		3.30		177
01/31/11	8.52	0.19	0.19	0.38	(0.23)	—	(0.23)	8.67	4.38		24,816	0.82		2.20		289
01/31/12	8.67	0.22	0.44	0.66	(0.12)	(0.11)	(0.23)	9.10	7.72		22,925	0.81		2.42		147
01/31/13	9.10	0.15	0.29	0.44	(0.28)	(0.06)	(0.34)	9.20	4.86		24,233	0.80		1.59		163
07/31/13@	9.20	0.05	(0.30)	(0.25)	—	—	—	8.95	(2.72)		20,958	0.80	†	1.15	†	107

Total Return Bond Portfolio — Class 3
01/31/09	7.56	0.23	0.13	0.36	(0.25)	—	(0.25)	7.67	5.07		134,355	1.03		3.31		348
01/31/10	7.67	0.25	0.73	0.98	(0.15)	—	(0.15)	8.50	12.77		289,484	0.93		3.14		177
01/31/11	8.50	0.18	0.18	0.36	(0.22)	—	(0.22)	8.64	4.18		493,783	0.92		2.09		289
01/31/12	8.64	0.20	0.46	0.66	(0.12)	(0.11)	(0.23)	9.07	7.65		753,735	0.91		2.33		147
01/31/13	9.07	0.14	0.30	0.44	(0.28)	(0.06)	(0.34)	9.17	4.84		948,294	0.90		1.48		163
07/31/13@	9.17	0.05	(0.31)	(0.26)	—	—	—	8.91	(2.84)		968,002	0.90	†	1.05	†	107

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

326

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average netassets(1)		Portfolio turnover
Balanced Portfolio — Class 1
01/31/09	14.79	0.34	(4.20)	(3.86)	(0.48)	—	(0.48)	10.45	(26.36)	86,808	0.80		2.52		91
01/31/10	10.45	0.25	2.55	2.80	(0.42)	—	(0.42)	12.83	26.80	93,954	0.84		2.08		108
01/31/11	12.83	0.25	1.74	1.99	(0.27)	—	(0.27)	14.55	15.62	95,033	0.83		1.79		104
01/31/12	14.55	0.24	0.50	0.74	(0.27)	—	(0.27)	15.02	5.21	85,104	0.83		1.61		127
01/31/13	15.02	0.28	1.47	1.75	(0.22)	—	(0.22)	16.55	11.71	83,106	0.81		1.79		105
07/31/13@	16.55	0.14	1.23	1.37	—	—	—	17.92	8.28	87,499	0.79	†	1.62	†	57
Balanced Portfolio — Class 2
01/31/09	14.77	0.32	(4.19)	(3.87)	(0.46)	—	(0.46)	10.44	(26.48)	10,879	0.95		2.38		91
01/31/10	10.44	0.23	2.55	2.78	(0.40)	—	(0.40)	12.82	26.63	11,919	0.99		1.93		108
01/31/11	12.82	0.23	1.74	1.97	(0.25)	—	(0.25)	14.54	15.49	11,255	0.98		1.64		104
01/31/12	14.54	0.22	0.49	0.71	(0.25)	—	(0.25)	15.00	4.99	9,492	0.98		1.47		127
01/31/13	15.00	0.26	1.47	1.73	(0.20)	—	(0.20)	16.53	11.57	9,288	0.96		1.64		105
07/31/13@	16.53	0.13	1.22	1.35	—	—	—	17.88	8.17	10,211	0.94	†	1.47	†	57
Balanced Portfolio — Class 3
01/31/09	14.75	0.30	(4.18)	(3.88)	(0.44)	—	(0.44)	10.43	(26.54)	14,287	1.06		2.28		91
01/31/10	10.43	0.21	2.54	2.75	(0.38)	—	(0.38)	12.80	26.43	20,834	1.09		1.80		108
01/31/11	12.80	0.20	1.76	1.96	(0.24)	—	(0.24)	14.52	15.42	31,514	1.08		1.51		104
01/31/12	14.52	0.20	0.49	0.69	(0.23)	—	(0.23)	14.98	4.90	45,154	1.08		1.36		127
01/31/13	14.98	0.24	1.46	1.70	(0.18)	—	(0.18)	16.50	11.42	82,822	1.06		1.52		105
07/31/13@	16.50	0.12	1.22	1.34	—	—	—	17.84	8.12	99,001	1.04	†	1.36	†	57

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13	7/13†@
Balanced Class 1	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
Balanced Class 2	0.01	0.00	0.00	0.00	0.00	0.00
Balanced Class 3	0.01	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

327

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average netassets(1)		Portfolio turnover
MFS Total Return Portfolio — Class 1
01/31/09	$16.97	$0.45	$(4.46)	$(4.01)	$(0.52)	$(1.09)	$(1.61)	$11.35	(24.37)%	$337,869	0.72%		2.95%		56%
01/31/10	11.35	0.37	2.32	2.69	(0.50)	—	(0.50)	13.54	23.76	349,752	0.72		2.87		38
01/31/11	13.54	0.34	1.35	1.69	(0.42)	—	(0.42)	14.81	12.62	330,082	0.72		2.37		31
01/31/12	14.81	0.37	0.12	0.49	(0.41)	—	(0.41)	14.89	3.48	277,370	0.71		2.46		18
01/31/13	14.89	0.36	1.43	1.79	(0.44)	—	(0.44)	16.24	12.13	259,727	0.71		2.29		23
07/31/13@	16.24	0.17	1.15	1.32	—	—	—	17.56	8.13	258,072	0.71	†	2.04	†	35
MFS Total Return Portfolio — Class 2
01/31/09	16.94	0.43	(4.45)	(4.02)	(0.49)	(1.09)	(1.58)	11.34	(24.45)	62,628	0.87		2.80		56
01/31/10	11.34	0.35	2.31	2.66	(0.48)	—	(0.48)	13.52	23.49	61,969	0.87		2.73		38
01/31/11	13.52	0.32	1.35	1.67	(0.40)	—	(0.40)	14.79	12.46	57,793	0.87		2.22		31
01/31/12	14.79	0.34	0.12	0.46	(0.38)	—	(0.38)	14.87	3.29	48,757	0.86		2.31		18
01/31/13	14.87	0.33	1.44	1.77	(0.41)	—	(0.41)	16.23	12.02	45,408	0.86		2.14		23
07/31/13@	16.23	0.16	1.15	1.31	—	—	—	17.54	8.07	44,196	0.86	†	1.89	†	35
MFS Total Return Portfolio — Class 3
01/31/09	16.91	0.40	(4.42)	(4.02)	(0.48)	(1.09)	(1.57)	11.32	(24.54)	312,173	0.97		2.71		56
01/31/10	11.32	0.33	2.32	2.65	(0.47)	—	(0.47)	13.50	23.40	363,791	0.97		2.60		38
01/31/11	13.50	0.30	1.36	1.66	(0.39)	—	(0.39)	14.77	12.39	365,072	0.97		2.12		31
01/31/12	14.77	0.33	0.12	0.45	(0.37)	—	(0.37)	14.85	3.19	326,242	0.96		2.21		18
01/31/13	14.85	0.32	1.42	1.74	(0.39)	—	(0.39)	16.20	11.87	334,939	0.96		2.04		23
07/31/13@	16.20	0.15	1.15	1.30	—	—	—	17.50	8.02	347,505	0.96	†	1.79	†	35

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13	7/13†@
MFS Total Return Class 1	0.01	0.01	0.00	0.00	0.00%	0.00%
MFS Total Return Class 2	0.01	0.01	0.00	0.00	0.00	0.00
MFS Total Return Class 3	0.01	0.01	0.00	0.00	0.00	0.00

See Notes to Financial Statements

328

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average netassets		Portfolio turnover

SunAmerica Dynamic Allocation Portfolio — Class 3
01/23/12#- 01/31/12	$10.00	$(0.01)	$0.07	$0.06	$—	$—	$—	$10.06	0.60%	$21,444	0.55	(1)†	(0.34	)(1)†	0
01/31/13	10.06	0.14	0.79	0.93	(0.09)	—	(0.09)	10.90	9.32	2,192,952	0.54	(1)	1.42	(1)	15
07/31/13@	10.90	(0.01)	0.66	0.65	—	—	—	11.55	5.96	3,916,222	0.51	†	(0.26	)†	6

SunAmerica Dynamic Strategy Portfolio — Class 3
07/16/12#- 01/31/13	10.00	0.10	0.72	0.82	(0.08)	(0.01)	(0.09)	10.73	8.22	289,764	0.55	(1)†	1.95	(1)†	27
07/31/13@	10.73	(0.01)	0.72	0.71	—	—	—	11.44	6.62	1,133,753	0.54	(1)†	(0.29	)(1)†	3

VCP Total Return BalancedSM Portfolio — Class 3
05/01/13#- 07/31/13@	10.00	(0.02)	0.24	0.22	—	—	—	10.22	2.20	22,954	1.16	(1)†	(0.73	)(1)†	47

VCPSM Value Portfolio — Class 3
05/01/13#- 07/31/13@	10.00	0.01	0.51	0.52	—	—	—	10.52	5.20	23,262	1.23	(1)†	0.54	(1)†	3

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/12		1/13		7/13†@	1/12		1/13		7/13†@
SunAmerica Dynamic Allocation Class 3	10.18	%†	0.53%		—%	(9.97	)%†	1.42%		—%
SunAmerica Dynamic Strategy Class 3	—		0.62	†	0.53	—		1.88	†	(0.28)
VCP Total Return BalancedSM Class 3	—		—		2.07	—		—		(1.64)
VCPSM Value Class 3	—		—		2.17	—		—		(0.40)

See Notes to Financial Statements

329

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Telecom Utility Portfolio — Class 1
01/31/09	$11.83	$0.27	$(4.25)	$(3.98)	$(0.28)	$—	$(0.28)	$7.57	(33.75)%	$22,918	1.03	%(2)	2.54	%(2)	69%
01/31/10	7.57	0.33	1.82	2.15	(0.50)	—	(0.50)	9.22	28.40	23,270	1.06	(2)	3.83	(2)	66
01/31/11	9.22	0.31	1.64	1.95	(0.29)	—	(0.29)	10.88	21.40	23,542	1.15	(2)	3.08	(2)	53
01/31/12	10.88	0.37	0.15	0.52	(0.27)	—	(0.27)	11.13	4.87	22,471	1.17	(2)	3.25	(2)	51
01/31/13	11.13	0.33	1.57	1.90	(0.42)	—	(0.42)	12.61	17.25	22,331	1.16	(2)	2.78	(2)	52
07/31/13@	12.61	0.23	0.99	1.22	—	—	—	13.83	9.67	22,684	1.13	(2)†	3.48	(2)†	25

Telecom Utility Portfolio — Class 2
01/31/09	11.81	0.25	(4.24)	(3.99)	(0.26)	—	(0.26)	7.56	(33.88)	3,556	1.18	(2)	2.39	(2)	69
01/31/10	7.56	0.32	1.81	2.13	(0.48)	—	(0.48)	9.21	28.23	3,489	1.21	(2)	3.71	(2)	66
01/31/11	9.21	0.29	1.66	1.95	(0.28)	—	(0.28)	10.88	21.33	3,236	1.30	(2)	2.95	(2)	53
01/31/12	10.88	0.35	0.14	0.49	(0.25)	—	(0.25)	11.12	4.64	3,116	1.32	(2)	3.12	(2)	51
01/31/13	11.12	0.31	1.57	1.88	(0.40)	—	(0.40)	12.60	17.08	2,901	1.31	(2)	2.63	(2)	52
07/31/13@	12.60	0.22	0.98	1.20	—	—	—	13.80	9.52	2,722	1.28	(2)†	3.31	(2)†	25

Telecom Utility Portfolio — Class 3
01/31/09	11.79	0.24	(4.23)	(3.99)	(0.25)	—	(0.25)	7.55	(33.94)	7,674	1.29	(2)	2.40	(2)	69
01/31/10	7.55	0.29	1.83	2.12	(0.47)	—	(0.47)	9.20	28.14	9,595	1.31	(2)	3.37	(2)	66
01/31/11	9.20	0.28	1.65	1.93	(0.27)	—	(0.27)	10.86	21.20	11,500	1.40	(2)	2.80	(2)	53
01/31/12	10.86	0.30	0.18	0.48	(0.24)	—	(0.24)	11.10	4.55	20,437	1.42	(2)	2.76	(2)	51
01/31/13	11.10	0.30	1.56	1.86	(0.40)	—	(0.40)	12.56	16.93	24,076	1.41	(2)	2.53	(2)	52
07/31/13@	12.56	0.21	0.98	1.19	—	—	—	13.75	9.47	24,926	1.38	(2)†	3.23	(2)†	25

Equity Index Portfolio — Class 1
01/31/09	11.67	0.18	(4.66)	(4.48)	(0.22)	—	(0.22)	6.97	(38.73)	15,907	0.55	(1)	1.74	(1)	4
01/31/10	6.97	0.14	2.11	2.25	(0.22)	—	(0.22)	9.00	32.31	17,029	0.55	(1)	1.68	(1)	3
01/31/11	9.00	0.14	1.80	1.94	(0.16)	—	(0.16)	10.78	21.76	18,563	0.55	(1)	1.46	(1)	22
01/31/12	10.78	0.16	0.22	0.38	(0.17)	—	(0.17)	10.99	3.66	18,485	0.55	(1)	1.52	(1)	32
01/31/13	10.99	0.19	1.53	1.72	(0.02)	—	(0.02)	12.69	15.68 (3)	222,477	0.55	(1)	1.70	(1)	85
07/31/13@	12.69	0.10	1.59	1.69	—	—	—	14.38	13.32	454,415	0.52	(1)†	1.50	(1)†	47

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/09	1/10	1/11	1/12	1/13	7/13†@	1/09	1/10	1/11	1/12	1/13	7/13†@
Equity Index Class 1	0.81%	0.87%	0.88%	1.06%	0.58%	0.46%	1.48%	1.36%	1.13%	1.01%	1.67%	1.56%
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13	7/13†@
Telecom Utility Class 1	0.01%	0.01%	0.01%	0.00%	0.00%	0.01%
Telecom Utility Class 2	0.01	0.01	0.01	0.00	0.00	0.01
Telecom Utility Class 3	0.01	0.01	0.01	0.00	0.00	0.01
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

330

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Growth-Income Portfolio — Class 1
01/31/09	$27.13	$0.20	$(10.64)	$(10.44)	$(0.27)	$(3.04)	$(3.31)	$13.38	(40.37)%	$190,022	0.68	%(1)	0.90	%(1)	70%
01/31/10	13.38	0.14	3.69	3.83	(0.23)	—	(0.23)	16.98	28.61	198,240	0.71	(1)	0.90	(1)	49
01/31/11	16.98	0.18	2.87	3.05	(0.17)	—	(0.17)	19.86	18.08	194,380	0.74	(1)	0.97	(1)	129
01/31/12	19.86	0.53	1.60	2.13	(0.20)	—	(0.20)	21.79	10.83	180,705	0.73	(1)	2.51	(1)	49
01/31/13	21.79	0.63	2.89	3.52	(0.41)	(0.21)	(0.62)	24.69	16.31	263,339	0.69	(1)	2.74	(1)	34
07/31/13@	24.69	0.29	3.46	3.75	—	—	—	28.44	15.19	371,887	0.66	(1)†	2.23	(1)†	19

Growth-Income Portfolio — Class 2
01/31/09	27.08	0.17	(10.61)	(10.44)	(0.23)	(3.04)	(3.27)	13.37	(40.43)	12,742	0.83	(1)	0.74	(1)	70
01/31/10	13.37	0.12	3.68	3.80	(0.20)	—	(0.20)	16.97	28.39	12,657	0.86	(1)	0.75	(1)	49
01/31/11	16.97	0.15	2.87	3.02	(0.15)	—	(0.15)	19.84	17.88	11,910	0.89	(1)	0.82	(1)	129
01/31/12	19.84	0.49	1.61	2.10	(0.17)	—	(0.17)	21.77	10.69	11,423	0.88	(1)	2.35	(1)	49
01/31/13	21.77	0.60	2.88	3.48	(0.38)	(0.21)	(0.59)	24.66	16.13	11,546	0.85	(1)	2.59	(1)	34
07/31/13@	24.66	0.28	3.44	3.72	—	—	—	28.38	15.09	12,789	0.81	(1)†	2.12	(1)†	19

Growth-Income Portfolio — Class 3
01/31/09	27.04	0.14	(10.59)	(10.45)	(0.19)	(3.04)	(3.23)	13.36	(40.49)	15,633	0.93	(1)	0.64	(1)	70
01/31/10	13.36	0.10	3.68	3.78	(0.18)	—	(0.18)	16.96	28.25	18,005	0.96	(1)	0.64	(1)	49
01/31/11	16.96	0.13	2.88	3.01	(0.14)	—	(0.14)	19.83	17.79	20,709	0.99	(1)	0.74	(1)	129
01/31/12	19.83	0.43	1.64	2.07	(0.15)	—	(0.15)	21.75	10.54	67,491	0.97	(1)	2.16	(1)	49
01/31/13	21.75	0.57	2.88	3.45	(0.36)	(0.21)	(0.57)	24.63	16.01	107,051	0.94	(1)	2.48	(1)	34
07/31/13@	24.63	0.26	3.44	3.70	—	—	—	28.33	15.02	134,035	0.91	(1)†	2.01	(1)†	19

Equity Opportunities Portfolio — Class 1
01/31/09	15.89	0.11	(5.97)	(5.86)	(0.23)	(2.82)	(3.05)	6.98	(40.05)	50,402	1.00		0.88		142
01/31/10	6.98	0.07	2.76	2.83	(0.12)	—	(0.12)	9.69	40.50	57,061	1.03		0.81		147
01/31/11	9.69	0.08	2.04	2.12	(0.08)	—	(0.08)	11.73	21.90	57,586	0.90		0.73		49
01/31/12	11.73	0.08	0.30	0.38	(0.07)	—	(0.07)	12.04	3.28	48,195	0.91		0.70		36
01/31/13	12.04	0.12	1.91	2.03	(0.13)	—	(0.13)	13.94	16.87 (2)	55,236	0.91		0.92		53
07/31/13@	13.94	0.06	1.59	1.65	—	—	—	15.59	11.84	77,401	0.87	†	0.83	†	28

Equity Opportunities Portfolio — Class 2
01/31/09	15.85	0.09	(5.95)	(5.86)	(0.20)	(2.82)	(3.02)	6.97	(40.11)	7,397	1.15		0.73		142
01/31/10	6.97	0.06	2.75	2.81	(0.10)	—	(0.10)	9.68	40.28	8,455	1.18		0.67		147
01/31/11	9.68	0.06	2.03	2.09	(0.06)	—	(0.06)	11.71	21.64	8,364	1.05		0.58		49
01/31/12	11.71	0.06	0.31	0.37	(0.05)	—	(0.05)	12.03	3.18	6,703	1.06		0.55		36
01/31/13	12.03	0.10	1.90	2.00	(0.10)	—	(0.10)	13.93	16.69 (2)	6,373	1.06		0.77		53
07/31/13@	13.93	0.05	1.59	1.64	—	—	—	15.57	11.77	6,291	1.02	†	0.69	†	28

Equity Opportunities Portfolio — Class 3
01/31/09	15.83	0.08	(5.96)	(5.88)	(0.18)	(2.82)	(3.00)	6.95	(40.28)	29,036	1.25		0.62		142
01/31/10	6.95	0.05	2.74	2.79	(0.08)	—	(0.08)	9.66	40.22	33,239	1.28		0.56		147
01/31/11	9.66	0.05	2.03	2.08	(0.05)	—	(0.05)	11.69	21.57	34,010	1.15		0.48		49
01/31/12	11.69	0.05	0.31	0.36	(0.04)	—	(0.04)	12.01	3.07	29,537	1.16		0.45		36
01/31/13	12.01	0.09	1.89	1.98	(0.09)	—	(0.09)	13.90	16.55 (2)	34,190	1.16		0.68		53
07/31/13@	13.90	0.04	1.59	1.63	—	—	—	15.53	11.73	45,301	1.12	†	0.57	†	28

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13	7/13†@
Growth-Income Class 1	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
Growth-Income Class 2	0.01	0.00	0.00	0.00	0.00	0.00
Growth-Income Class 3	0.01	0.00	0.00	0.00	0.00	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

331

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Davis Venture Value Portfolio — Class 1
01/31/09	$31.27	$0.29	$(12.30)	$(12.01)	$(0.48)	$(4.11)	$(4.59)	$14.67	(41.35	)%(2)	$606,016	0.78	%(1)	1.12	%(1)	16%
01/31/10	14.67	0.15	6.00	6.15	(0.30)	(0.44)	(0.74)	20.08	41.94		700,922	0.77	(1)	0.81	(1)	14
01/31/11	20.08	0.18	3.42	3.60	(0.16)	—	(0.16)	23.52	18.01		684,524	0.79	(1)	0.86	(1)	11
01/31/12	23.52	0.23	(0.53)	(0.30)	(0.31)	—	(0.31)	22.91	(1.16)		552,275	0.78	(1)	1.01	(1)	13
01/31/13	22.91	0.33	2.83	3.16	(0.19)	(1.41)	(1.60)	24.47	14.31		539,107	0.78	(1)	1.41	(1)	13
07/31/13@	24.47	0.09	3.43	3.52	—	—	—	27.99	14.38		599,726	0.77	(1)†	0.66	(1)†	6
Davis Venture Value Portfolio — Class 2
01/31/09	31.20	0.25	(12.26)	(12.01)	(0.43)	(4.11)	(4.54)	14.65	(41.42	)(2)	85,946	0.93	(1)	0.97	(1)	16
01/31/10	14.65	0.12	5.99	6.11	(0.26)	(0.44)	(0.70)	20.06	41.73		97,993	0.92	(1)	0.66	(1)	14
01/31/11	20.06	0.15	3.41	3.56	(0.14)	—	(0.14)	23.48	17.78		94,096	0.94	(1)	0.71	(1)	11
01/31/12	23.48	0.20	(0.52)	(0.32)	(0.27)	—	(0.27)	22.89	(1.27)		75,904	0.93	(1)	0.86	(1)	13
01/31/13	22.89	0.30	2.82	3.12	(0.15)	(1.41)	(1.56)	24.45	14.12		71,683	0.93	(1)	1.26	(1)	13
07/31/13@	24.45	0.07	3.43	3.50	—	—	—	27.95	14.31		72,321	0.92	(1)†	0.51	(1)†	6
Davis Venture Value Portfolio — Class 3
01/31/09	31.14	0.22	(12.24)	(12.02)	(0.39)	(4.11)	(4.50)	14.62	(41.49	)(2)	435,006	1.03	(1)	0.88	(1)	16
01/31/10	14.62	0.10	5.98	6.08	(0.24)	(0.44)	(0.68)	20.02	41.59		562,676	1.02	(1)	0.55	(1)	14
01/31/11	20.02	0.13	3.41	3.54	(0.12)	—	(0.12)	23.44	17.72		633,248	1.04	(1)	0.61	(1)	11
01/31/12	23.44	0.17	(0.52)	(0.35)	(0.25)	—	(0.25)	22.84	(1.37)		607,474	1.03	(1)	0.75	(1)	13
01/31/13	22.84	0.27	2.82	3.09	(0.13)	(1.41)	(1.54)	24.39	14.02		628,026	1.03	(1)	1.17	(1)	13
07/31/13@	24.39	0.05	3.42	3.47	—	—	—	27.86	14.23		639,368	1.02	(1)†	0.40	(1)†	6
“Dogs” of Wall Street Portfolio — Class 1
01/31/09	10.67	0.29	(3.81)	(3.52)	(0.33)	(1.71)	(2.04)	5.11	(37.13)		21,919	0.75	(1)	3.31	(1)	74
01/31/10	5.11	0.20	1.65	1.85	(0.30)	—	(0.30)	6.66	36.46		24,588	0.78		3.35		66
01/31/11	6.66	0.21	1.03	1.24	(0.21)	—	(0.21)	7.69	18.71		26,724	0.78		2.84		45
01/31/12	7.69	0.23	1.00	1.23	(0.19)	—	(0.19)	8.73	16.15		30,404	0.74		2.80		56
01/31/13	8.73	0.26	1.22	1.48	(0.20)	—	(0.20)	10.01	17.04		38,148	0.72		2.83		68
07/31/13@	10.01	0.14	1.81	1.95	—	—	—	11.96	19.48		64,620	0.68	†	2.63	†	19
“Dogs” of Wall Street Portfolio — Class 2
01/31/09	10.66	0.27	(3.80)	(3.53)	(0.31)	(1.71)	(2.02)	5.11	(37.20)		6,790	0.90	(1)	3.17	(1)	74
01/31/10	5.11	0.19	1.65	1.84	(0.29)	—	(0.29)	6.66	36.19		7,683	0.93		3.19		66
01/31/11	6.66	0.20	1.02	1.22	(0.20)	—	(0.20)	7.68	18.38		7,429	0.93		2.70		45
01/31/12	7.68	0.22	0.99	1.21	(0.17)	—	(0.17)	8.72	16.01		7,287	0.89		2.65		56
01/31/13	8.72	0.25	1.20	1.45	(0.18)	—	(0.18)	9.99	16.79		7,396	0.87		2.67		68
07/31/13@	9.99	0.14	1.80	1.94	—	—	—	11.93	19.42		8,563	0.83	†	2.48	†	19
“Dogs” of Wall Street Portfolio — Class 3
01/31/09	10.64	0.26	(3.79)	(3.53)	(0.30)	(1.71)	(2.01)	5.10	(37.27)		10,859	1.00	(1)	3.08	(1)	74
01/31/10	5.10	0.18	1.65	1.83	(0.28)	—	(0.28)	6.65	36.09		14,054	1.03		3.06		66
01/31/11	6.65	0.18	1.03	1.21	(0.20)	—	(0.20)	7.66	18.24		25,784	1.03		2.57		45
01/31/12	7.66	0.21	1.00	1.21	(0.17)	—	(0.17)	8.70	15.95		41,070	0.99		2.55		56
01/31/13	8.70	0.24	1.21	1.45	(0.18)	—	(0.18)	9.97	16.73		59,487	0.97		2.58		68
07/31/13@	9.97	0.13	1.79	1.92	—	—	—	11.89	19.26		81,209	0.93	†	2.38	†	19

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13	7/13†@
Davis Venture Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Davis Venture Value Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Davis Venture Value Class 3	0.00	0.00	0.00	0.00	0.00	0.00
“Dogs” of Wall Street Class 1	0.00	—	—	—	—	—
“Dogs” of Wall Street Class 2	0.00	—	—	—	—	—
“Dogs” of Wall Street Class 3	0.00	—	—	—	—	—
(2)	The Portfolio’s performance figure was increased by 0.04% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

332

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Alliance Growth Portfolio — Class 1
01/31/09	$22.47	$0.09	$(8.31)	$(8.22)	$(0.03)	$—	$(0.03)	$14.22	(36.59)%	$227,852	0.68%		0.43%		98%
01/31/10	14.22	0.16	5.39	5.55	(0.11)	—	(0.11)	19.66	39.01	257,596	0.68		0.91		98
01/31/11	19.66	0.10	4.04	4.14	(0.18)	—	(0.18)	23.62	21.16	260,478	0.70		0.48		87
01/31/12	23.62	0.11	0.64	0.75	(0.12)	—	(0.12)	24.25	3.21	225,882	0.69		0.48		94
01/31/13	24.25	0.08	3.00	3.08	(0.13)	—	(0.13)	27.20	12.71	221,469	0.69		0.29		92
07/31/13@	27.20	0.00	3.21	3.21	—	—	—	30.41	11.80	238,487	0.68	†	0.03	†	31

Alliance Growth Portfolio — Class 2
01/31/09	22.41	0.06	(8.29)	(8.23)	—	—	—	14.18	(36.72)	28,856	0.83		0.28		98
01/31/10	14.18	0.14	5.37	5.51	(0.08)	—	(0.08)	19.61	38.84	31,878	0.83		0.76		98
01/31/11	19.61	0.07	4.03	4.10	(0.15)	—	(0.15)	23.56	21.00	31,388	0.85		0.33		87
01/31/12	23.56	0.08	0.63	0.71	(0.08)	—	(0.08)	24.19	3.03	26,532	0.84		0.33		94
01/31/13	24.19	0.04	2.99	3.03	(0.08)	—	(0.08)	27.14	12.56	24,216	0.84		0.15		92
07/31/13@	27.14	(0.02)	3.21	3.19	—	—	—	30.33	11.75	23,757	0.83	†	(0.12	)†	31

Alliance Growth Portfolio — Class 3
01/31/09	22.34	0.04	(8.26)	(8.22)	—	—	—	14.12	(36.80)	131,182	0.93		0.18		98
01/31/10	14.12	0.11	5.36	5.47	(0.06)	—	(0.06)	19.53	38.73	150,590	0.93		0.64		98
01/31/11	19.53	0.05	4.00	4.05	(0.13)	—	(0.13)	23.45	20.83	155,349	0.95		0.23		87
01/31/12	23.45	0.05	0.64	0.69	(0.05)	—	(0.05)	24.09	2.97	132,588	0.94		0.23		94
01/31/13	24.09	0.01	2.98	2.99	(0.06)	—	(0.06)	27.02	12.41	126,025	0.94		0.04		92
07/31/13@	27.02	(0.03)	3.19	3.16	—	—	—	30.18	11.69	126,883	0.93	†	(0.22	)†	31

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13	7/13†@
Alliance Growth Class 1	0.01%	0.01%	0.00%	0.00%	0.01%	0.01%
Alliance Growth Class 2	0.01	0.01	0.00	0.00	0.01	0.01
Alliance Growth Class 3	0.01	0.01	0.00	0.00	0.01	0.01

See Notes to Financial Statements

333

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Capital Growth Portfolio — Class 1
01/31/09	$9.11	$(0.01)	$(3.80)	$(3.81)	$—	$—	$—	$5.30	(41.82)%	$7,374	1.06%		(0.15)%	62%
01/31/10	5.30	0.00	2.13	2.13	—	—	—	7.43	40.19	10,774	1.00		0.02	47
01/31/11	7.43	0.01	1.28	1.29	—	—	—	8.72	17.36	9,843	1.04		0.08	57
01/31/12	8.72	0.03	0.20	0.23	—	—	—	8.95	2.64	8,122	1.00		0.39	26
01/31/13	8.95	0.07	1.04	1.11	(0.04)	—	(0.04)	10.02	12.43	7,435	1.00		0.71	30
07/31/13@	10.02	0.02	0.95	0.97	—	—	—	10.99	9.68	7,215	0.96	†	0.43 †	41

Capital Growth Portfolio — Class 2
01/31/09	9.06	(0.02)	(3.78)	(3.80)	—	—	—	5.26	(41.94)	2,402	1.21		(0.30)	62
01/31/10	5.26	(0.01)	2.12	2.11	—	—	—	7.37	40.11	2,847	1.15		(0.11)	47
01/31/11	7.37	(0.01)	1.27	1.26	—	—	—	8.63	17.10	2,579	1.19		(0.07)	57
01/31/12	8.63	0.02	0.20	0.22	—	—	—	8.85	2.55	2,453	1.15		0.23	26
01/31/13	8.85	0.05	1.03	1.08	(0.03)	—	(0.03)	9.90	12.17	2,464	1.14		0.58	30
07/31/13@	9.90	0.01	0.94	0.95	—	—	—	10.85	9.60	2,277	1.11	†	0.28 †	41

Capital Growth Portfolio — Class 3
01/31/09	9.03	(0.03)	(3.76)	(3.79)	—	—	—	5.24	(41.97)	43,391	1.32		(0.43)	62
01/31/10	5.24	(0.01)	2.10	2.09	—	—	—	7.33	39.89	52,840	1.25		(0.21)	47
01/31/11	7.33	(0.01)	1.26	1.25	—	—	—	8.58	17.05	57,071	1.29		(0.18)	57
01/31/12	8.58	0.01	0.20	0.21	—	—	—	8.79	2.45	51,159	1.25		0.14	26
01/31/13	8.79	0.04	1.02	1.06	(0.01)	—	(0.01)	9.84	12.12	50,526	1.25		0.48	30
07/31/13@	9.84	0.01	0.92	0.93	—	—	—	10.77	9.45	51,092	1.21	†	0.17 †	41

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/09	1/10	1/11	1/12	1/13	7/13†@	1/09	1/10	1/11	1/12	1/13	7/13†@
Capital Growth Class 1	1.11%	1.05%	1.09%	1.05%	1.06%	1.06%	(0.20)%	(0.03)%	0.03%	0.34%	0.65%	0.33%
Capital Growth Class 2	1.26	1.20	1.24	1.20	1.20	1.21	(0.35)	(0.16)	(0.12)	0.18	0.52	0.18
Capital Growth Class 3	1.37	1.30	1.34	1.30	1.31	1.31	(0.48)	(0.26)	(0.23)	0.09	0.42	0.07

See Notes to Financial Statements

334

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover
MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/09	$14.39	$0.17	$(4.96)	$(4.79)	$(0.14)	$—	$(0.14)	$9.46	(33.44)%	$65,174	0.79%		1.31%		33%
01/31/10	9.46	0.14	2.85	2.99	(0.15)	—	(0.15)	12.30	31.65	71,683	0.79		1.26		37
01/31/11	12.30	0.12	1.96	2.08	(0.13)	—	(0.13)	14.25	16.98	71,022	0.79		0.88		23
01/31/12	14.25	0.15	0.00	0.15	(0.10)	—	(0.10)	14.30	1.10	60,799	0.78		1.06		23
01/31/13	14.30	0.16	2.64	2.80	(0.12)	—	(0.12)	16.98	19.62	169,991	0.76		1.05		32
07/31/13@	16.98	0.09	2.05	2.14	—	—	—	19.12	12.60	298,546	0.75	†	1.08	†	10
MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/09	14.37	0.15	(4.95)	(4.80)	(0.12)	—	(0.12)	9.45	(33.55)	12,919	0.94		1.16		33
01/31/10	9.45	0.12	2.85	2.97	(0.13)	—	(0.13)	12.29	31.48	14,573	0.94		1.10		37
01/31/11	12.29	0.10	1.96	2.06	(0.11)	—	(0.11)	14.24	16.84	14,689	0.94		0.73		23
01/31/12	14.24	0.13	0.00	0.13	(0.08)	—	(0.08)	14.29	0.95	12,472	0.93		0.91		23
01/31/13	14.29	0.15	2.63	2.78	(0.09)	—	(0.09)	16.98	19.50	12,400	0.92		0.95		32
07/31/13@	16.98	0.09	2.03	2.12	—	—	—	19.10	12.49	12,793	0.90	†	0.97	†	10
MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/09	14.35	0.13	(4.94)	(4.81)	(0.10)	—	(0.10)	9.44	(33.62)	68,881	1.04		1.05		33
01/31/10	9.44	0.11	2.84	2.95	(0.12)	—	(0.12)	12.27	31.30	118,375	1.04		0.95		37
01/31/11	12.27	0.08	1.97	2.05	(0.10)	—	(0.10)	14.22	16.77	193,423	1.04		0.62		23
01/31/12	14.22	0.11	0.00	0.11	(0.07)	—	(0.07)	14.26	0.79	269,546	1.03		0.80		23
01/31/13	14.26	0.13	2.63	2.76	(0.09)	—	(0.09)	16.93	19.38	329,180	1.02		0.84		32
07/31/13@	16.93	0.08	2.03	2.11	—	—	—	19.04	12.46	357,906	1.00	†	0.86	†	10
Fundamental Growth Portfolio — Class 1
01/31/09	16.75	(0.01)	(6.77)	(6.78)	—	—	—	9.97	(40.48)	56,847	0.93		(0.12)		151
01/31/10	9.97	0.01	3.19	3.20	—	—	—	13.17	32.10	63,212	0.94	(2)	0.01	(2)	151
01/31/11	13.17	(0.03)	3.55	3.52	—	—	—	16.69	26.73	67,429	0.90	(2)	(0.23	)(2)	121
01/31/12	16.69	(0.01)	(0.05)	(0.06)	—	—	—	16.63	(0.36)	56,738	0.91	(2)	(0.08	)(2)	111
01/31/13	16.63	0.02	2.14	2.16	—	—	—	18.79	12.99	108,677	0.93		0.13		110
07/31/13@	18.79	0.00	2.31	2.31	—	—	—	21.10	12.29	155,994	0.90	†	0.03	†	53
Fundamental Growth Portfolio — Class 2
01/31/09	16.68	(0.03)	(6.73)	(6.76)	—	—	—	9.92	(40.53)	3,041	1.08		(0.27)		151
01/31/10	9.92	(0.01)	3.17	3.16	—	—	—	13.08	31.85	3,383	1.09	(2)	(0.13	)(2)	151
01/31/11	13.08	(0.05)	3.53	3.48	—	—	—	16.56	26.61	3,517	1.05	(2)	(0.38	)(2)	121
01/31/12	16.56	(0.04)	(0.06)	(0.10)	—	—	—	16.46	(0.60)	2,863	1.06	(2)	(0.23	)(2)	111
01/31/13	16.46	(0.01)	2.13	2.12	—	—	—	18.58	12.88	2,815	1.08		(0.06)		110
07/31/13@	18.58	(0.01)	2.28	2.27	—	—	—	20.85	12.22	3,016	1.05	†	(0.08	)†	53
Fundamental Growth Portfolio — Class 3
01/31/09	16.62	(0.04)	(6.71)	(6.75)	—	—	—	9.87	(40.61)	68,490	1.18		(0.32)		151
01/31/10	9.87	(0.02)	3.16	3.14	—	—	—	13.01	31.81	79,364	1.19	(2)	(0.24	)(2)	151
01/31/11	13.01	(0.07)	3.50	3.43	—	—	—	16.44	26.36	90,325	1.15	(2)	(0.48	)(2)	121
01/31/12	16.44	(0.05)	(0.06)	(0.11)	—	—	—	16.33	(0.67)	82,433	1.16	(2)	(0.33	)(2)	111
01/31/13	16.33	(0.03)	2.11	2.08	—	—	—	18.41	12.74	81,547	1.18		(0.15)		110
07/31/13@	18.41	(0.02)	2.26	2.24	—	—	—	20.65	12.17	83,277	1.15	†	(0.18	)†	53

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13	7/13†@
MFS Massachusetts Investors Trust Class 1	0.01%	0.01%	0.00%	0.00%	0.00%	0.00%
MFS Massachusetts Investors Trust Class 2	0.01	0.01	0.00	0.00	0.00	0.00
MFS Massachusetts Investors Trust Class 3	0.01	0.01	0.00	0.00	0.00	0.00
Fundamental Growth Class 1	0.04	0.05	0.03	0.02	0.01	0.01
Fundamental Growth Class 2	0.04	0.05	0.03	0.02	0.01	0.01
Fundamental Growth Class 3	0.04	0.05	0.03	0.02	0.01	0.01
(2)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
	1/09	1/10(1)	1/11(1)	1/12(1)	1/09	1/10(1)	1/11(1)	1/12(1)
Fundamental Growth Portfolio Class 1	—	0.96%	0.95%	0.94%	—	(0.01)%	(0.28)%	(0.11)%
Fundamental Growth Portfolio Class 2	—	1.11	1.10	1.09	—	(0.15)	(0.43)	(0.26)
Fundamental Growth Portfolio Class 3	—	1.21	1.20	1.19	—	(0.26)	(0.53)	(0.36)

See Notes to Financial Statements

335

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Blue Chip Growth Portfolio — Class 1
01/31/09	$7.24	$0.02	$(2.60)	$(2.58)	$(0.03)	$—	$(0.03)	$4.63	(35.70	)%(3)	$9,323	0.85	%(2)	0.26	%(2)	51%
01/31/10	4.63	0.02	1.58	1.60	(0.02)	—	(0.02)	6.21	34.54		11,435	0.85	(2)	0.38	(2)	45
01/31/11	6.21	0.01	1.22	1.23	(0.02)	—	(0.02)	7.42	19.82		10,313	0.85	(2)	0.24	(2)	101
01/31/12	7.42	0.01	(0.07)	(0.06)	(0.02)	—	(0.02)	7.34	(0.84)		11,410	0.85	(2)	0.16	(2)	201
01/31/13	7.34	0.03	0.67	0.70	—	—	—	8.04	9.54		9,520	0.85	(2)	0.38	(2)	322
07/31/13@	8.04	0.01	0.85	0.86	—	—	—	8.90	10.70		9,060	0.85	†	0.23	†	141

Blue Chip Growth Portfolio — Class 2
01/31/09	7.24	0.01	(2.60)	(2.59)	(0.02)	—	(0.02)	4.63	(35.83	)(3)	4,449	1.00	(2)	0.11	(2)	51
01/31/10	4.63	0.01	1.58	1.59	(0.01)	—	(0.01)	6.21	34.33		4,900	1.00	(2)	0.23	(2)	45
01/31/11	6.21	0.01	1.20	1.21	(0.01)	—	(0.01)	7.41	19.51		4,984	1.00	(2)	0.08	(2)	101
01/31/12	7.41	0.00	(0.07)	(0.07)	(0.01)	—	(0.01)	7.33	(0.98)		3,959	1.00	(2)	0.02	(2)	201
01/31/13	7.33	0.02	0.67	0.69	—	—	—	8.02	9.41		3,696	1.00	(2)	0.24	(2)	322
07/31/13@	8.02	0.00	0.85	0.85	—	—	—	8.87	10.60		3,653	1.00	†	0.08	†	141

Blue Chip Growth Portfolio — Class 3
01/31/09	7.23	0.00	(2.60)	(2.60)	(0.01)	—	(0.01)	4.62	(35.96	)(3)	10,761	1.10	(2)	0.01	(2)	51
01/31/10	4.62	0.01	1.57	1.58	(0.00)	—	(0.00)	6.20	34.27		19,854	1.10	(2)	0.09	(2)	45
01/31/11	6.20	0.00	1.20	1.20	(0.00)	—	(0.00)	7.40	19.44		48,823	1.10	(2)	(0.02	)(2)	101
01/31/12	7.40	(0.01)	(0.07)	(0.08)	(0.00)	—	(0.00)	7.32	(1.08)		70,389	1.10	(2)	(0.09	)(2)	201
01/31/13	7.32	0.01	0.67	0.68	—	—	—	8.00	9.29		76,566	1.10	(2)	0.15	(2)	322
07/31/13@	8.00	0.00	0.84	0.84	—	—	—	8.84	10.50		80,944	1.10	†	(0.03	)†	141

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/09(2)	1/10(2)	1/11(2)	1/12(2)	1/13(2)	7/13(2)†@	1/09(2)	1/10(2)	1/11(2)	1/12(2)	1/13(2)	7/13(2)†@
Blue Chip Growth Class 1	0.93%	0.97%	0.94%	0.89%	0.84%	0.82%	0.17%	0.26%	0.16%	0.13%	0.39%	0.26%
Blue Chip Growth Class 2	1.09	1.12	1.09	1.04	0.99	0.97	0.02	0.11	(0.00)	(0.02)	0.25	0.11
Blue Chip Growth Class 3	1.19	1.22	1.18	1.14	1.09	1.07	(0.08)	(0.03)	(0.10)	(0.12)	0.16	0.00
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13	7/13†@
Blue Chip Growth Class 1	0.01%	0.00%	0.01%	0.01%	0.01%	—%
Blue Chip Growth Class 2	0.01	0.00	0.01	0.01	0.01	—
Blue Chip Growth Class 3	0.01	0.00	0.01	0.01	0.01	—
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

336

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Real Estate Portfolio — Class 1
01/31/09	$17.17	$0.31	$(7.85)	$(7.54)	$(0.53)	$(2.20)	$(2.73)	$6.90	(49.83)%	$37,470	0.85	%(1)	2.20	%(1)	44%
01/31/10	6.90	0.21	2.63	2.84	(0.19)	—	(0.19)	9.55	41.19 (2)	41,157	0.86	(1)	2.58	(1)	71
01/31/11	9.55	0.13	2.65	2.78	(0.21)	—	(0.21)	12.12	29.17	45,848	0.85		1.19		45
01/31/12	12.12	0.16	1.19	1.35	(0.12)	—	(0.12)	13.35	11.34	44,665	0.83		1.28		83
01/31/13	13.35	0.19	1.59	1.78	(0.16)	—	(0.16)	14.97	13.37	83,507	0.82		1.33		43
07/31/13@	14.97	0.16	(0.18)	(0.02)	—	—	—	14.95	(0.13)	86,877	0.82	†	2.12	†	41

Real Estate Portfolio — Class 2
01/31/09	17.10	0.29	(7.82)	(7.53)	(0.49)	(2.20)	(2.69)	6.88	(49.87)	8,848	1.00	(1)	2.04	(1)	44
01/31/10	6.88	0.19	2.61	2.80	(0.16)	—	(0.16)	9.52	40.84 (2)	10,222	1.01	(1)	2.41	(1)	71
01/31/11	9.52	0.12	2.63	2.75	(0.19)	—	(0.19)	12.08	29.00	11,317	1.00		1.05		45
01/31/12	12.08	0.14	1.19	1.33	(0.10)	—	(0.10)	13.31	11.17	10,197	0.98		1.13		83
01/31/13	13.31	0.16	1.60	1.76	(0.14)	—	(0.14)	14.93	13.23	10,082	0.97		1.15		43
07/31/13@	14.93	0.14	(0.17)	(0.03)	—	—	—	14.90	(0.20)	9,067	0.97	†	1.87	†	41

Real Estate Portfolio — Class 3
01/31/09	17.06	0.25	(7.78)	(7.53)	(0.47)	(2.20)	(2.67)	6.86	(49.94)	108,845	1.10	(1)	1.97	(1)	44
01/31/10	6.86	0.18	2.61	2.79	(0.15)	—	(0.15)	9.50	40.80 (2)	161,896	1.11	(1)	2.25	(1)	71
01/31/11	9.50	0.10	2.63	2.73	(0.19)	—	(0.19)	12.04	28.79	227,994	1.10		0.94		45
01/31/12	12.04	0.13	1.19	1.32	(0.10)	—	(0.10)	13.26	11.10	266,776	1.08		1.07		83
01/31/13	13.26	0.15	1.58	1.73	(0.13)	—	(0.13)	14.86	13.06	287,576	1.07		1.06		43
07/31/13@	14.86	0.13	(0.16)	(0.03)	—	—	—	14.83	(0.20)	275,774	1.07	†	1.76	†	41

Small Company Value Portfolio — Class 1
01/31/09	15.69	0.12	(6.52)	(6.40)	(0.07)	(0.17)	(0.24)	9.05	(41.14)	3,058	1.12		0.86		11
01/31/10	9.05	0.11	4.01	4.12	(0.10)	—	(0.10)	13.07	45.46	3,800	1.11		0.91		6
01/31/11	13.07	0.08	4.17	4.25	(0.09)	—	(0.09)	17.23	32.62	5,146	1.10		0.57		12
01/31/12	17.23	0.09	0.37	0.46	(0.06)	—	(0.06)	17.63	2.76	4,081	1.07		0.55		16
01/31/13	17.63	0.21	2.79	3.00	(0.08)	—	(0.08)	20.55	17.08	49,622	1.04		1.23		10
07/31/13@	20.55	0.04	2.48	2.52	—	—	—	23.07	12.26	102,363	1.03	†	0.40	†	5

Small Company Value Portfolio — Class 3
01/31/09	15.61	0.08	(6.49)	(6.41)	(0.03)	(0.17)	(0.20)	9.00	(41.36)	78,203	1.37		0.62		11
01/31/10	9.00	0.07	4.01	4.08	(0.07)	—	(0.07)	13.01	45.26	120,340	1.36		0.64		6
01/31/11	13.01	0.05	4.14	4.19	(0.07)	—	(0.07)	17.13	32.24	181,969	1.35		0.33		12
01/31/12	17.13	0.05	0.38	0.43	(0.04)	—	(0.04)	17.52	2.53	229,427	1.32		0.33		16
01/31/13	17.52	0.18	2.75	2.93	(0.04)	—	(0.04)	20.41	16.77	254,072	1.30		1.00		10
07/31/13@	20.41	0.02	2.45	2.47	—	—	—	22.88	12.10	260,546	1.27	†	0.11	†	5

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10
Real Estate Class 1	0.00%	0.01%
Real Estate Class 2	0.00	0.01
Real Estate Class 3	0.00	0.01
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

337

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover
Mid-Cap Growth Portfolio — Class 1
01/31/09	$10.06	$(0.04)	$(3.99)	$(4.03)	$—	$—	$—	$6.03	(40.06)%	$41,677	0.88%		(0.40)%		97%
01/31/10	6.03	(0.02)	2.59	2.57	—	—	—	8.60	42.62	51,399	0.89		(0.24)		84
01/31/11	8.60	(0.01)	2.88	2.87	—	—	—	11.47	33.37	58,335	0.89		(0.13)		85
01/31/12	11.47	(0.02)	0.11	0.09	—	—	—	11.56	0.78	48,368	0.86		(0.16)		79
01/31/13	11.56	0.02	1.60	1.62	—	—	—	13.18	14.01	67,175	0.85		0.20		73
07/31/13@	13.18	0.02	2.10	2.12	—	—	—	15.30	16.08	92,037	0.84	†	0.22	†	36
Mid-Cap Growth Portfolio — Class 2
01/31/09	9.97	(0.05)	(3.96)	(4.01)	—	—	—	5.96	(40.22)	18,058	1.03		(0.55)		97
01/31/10	5.96	(0.03)	2.57	2.54	—	—	—	8.50	42.62	20,883	1.04		(0.39)		84
01/31/11	8.50	(0.03)	2.85	2.82	—	—	—	11.32	33.18	23,411	1.04		(0.28)		85
01/31/12	11.32	(0.03)	0.10	0.07	—	—	—	11.39	0.62	18,599	1.01		(0.31)		79
01/31/13	11.39	0.01	1.56	1.57	—	—	—	12.96	13.78	17,601	1.01		0.06		73
07/31/13@	12.96	0.00	2.08	2.08	—	—	—	15.04	16.05	18,301	0.99	†	0.07	†	36
Mid-Cap Growth Portfolio — Class 3
01/31/09	9.92	(0.06)	(3.93)	(3.99)	—	—	—	5.93	(40.22)	52,570	1.13		(0.65)		97
01/31/10	5.93	(0.04)	2.56	2.52	—	—	—	8.45	42.50	70,516	1.14		(0.49)		84
01/31/11	8.45	(0.04)	2.82	2.78	—	—	—	11.23	32.90	100,525	1.14		(0.38)		85
01/31/12	11.23	(0.04)	0.10	0.06	—	—	—	11.29	0.53	120,177	1.11		(0.41)		79
01/31/13	11.29	0.00	1.55	1.55	—	—	—	12.84	13.73	135,022	1.11		(0.04)		73
07/31/13@	12.84	(0.00)	2.05	2.05	—	—	—	14.89	15.97	144,804	1.09	†	(0.03	)†	36
Aggressive Growth Portfolio — Class 1
01/31/09	11.55	0.01	(5.94)	(5.93)	(0.06)	—	(0.06)	5.56	(51.41)	40,566	0.88		(0.02)		943
01/31/10	5.56	(0.01)	2.33	2.32	(0.01)	—	(0.01)	7.87	41.72	47,230	0.95		(0.20)		238
01/31/11	7.87	0.00	2.19	2.19	—	—	—	10.06	27.83	52,220	0.91		(0.02)		55
01/31/12	10.06	(0.04)	0.42	0.38	—	—	—	10.44	3.78	46,568	0.78	(2)	(0.41	)(2)	164
01/31/13	10.44	(0.03)	1.56	1.53	—	—	—	11.97	14.66	62,877	0.90		(0.28)		97
07/31/13@	11.97	(0.01)	2.23	2.22	—	—	—	14.19	18.55	85,037	0.86	†	(0.22	)†	45
Aggressive Growth Portfolio — Class 2
01/31/09	11.49	(0.00)	(5.91)	(5.91)	(0.04)	—	(0.04)	5.54	(51.48)	3,626	1.03		(0.17)		943
01/31/10	5.54	(0.02)	2.32	2.30	—	—	—	7.84	41.52	4,223	1.10		(0.35)		238
01/31/11	7.84	(0.01)	2.18	2.17	—	—	—	10.01	27.68	4,402	1.05		(0.18)		55
01/31/12	10.01	(0.05)	0.41	0.36	—	—	—	10.37	3.60	3,705	0.93	(2)	(0.55	)(2)	164
01/31/13	10.37	(0.05)	1.54	1.49	—	—	—	11.86	14.37	3,389	1.05		(0.46)		97
07/31/13@	11.86	(0.03)	2.22	2.19	—	—	—	14.05	18.47	3,711	1.01	†	(0.41	)†	45
Aggressive Growth Portfolio — Class 3
01/31/09	11.43	(0.01)	(5.88)	(5.89)	(0.03)	—	(0.03)	5.51	(51.58)	8,990	1.13		(0.26)		943
01/31/10	5.51	(0.03)	2.32	2.29	—	—	—	7.80	41.56	12,555	1.21		(0.47)		238
01/31/11	7.80	(0.02)	2.16	2.14	—	—	—	9.94	27.44	17,810	1.15		(0.27)		55
01/31/12	9.94	(0.06)	0.41	0.35	—	—	—	10.29	3.52	21,400	1.03	(2)	(0.67	)(2)	164
01/31/13	10.29	(0.06)	1.54	1.48	—	—	—	11.77	14.38	24,359	1.15		(0.55)		97
07/31/13@	11.77	(0.03)	2.19	2.16	—	—	—	13.93	18.35	27,073	1.11	†	(0.50	)†	45

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13	7/13†@
Mid-Cap Growth Class 1	0.01%	0.01%	0.00%	0.01%	0.01%	0.00%
Mid-Cap Growth Class 2	0.01	0.01	0.00	0.01	0.01	0.00
Mid-Cap Growth Class 3	0.01	0.01	0.00	0.01	0.01	0.00
Aggressive Growth Class 1	0.14	0.02	0.04	0.01	0.01	0.01
Aggressive Growth Class 2	0.14	0.02	0.04	0.01	0.01	0.01
Aggressive Growth Class 3	0.14	0.02	0.04	0.01	0.01	0.01
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all the fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses 1/12(1)	Net Investment Income (Loss) 1/12(1)
Aggressive Growth Class 1	0.90%	(0.53)%
Aggressive Growth Class 2	1.05	(0.67)
Aggressive Growth Class 3	1.15	(0.79)

See Notes to Financial Statements

338

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Growth Opportunities Portfolio — Class 1
01/31/09	$6.79	$(0.04)	$(2.25)	$(2.29)	$—	$—	$—	$4.50	(33.73)%	$11,160	0.93%		(0.61)%	234%
01/31/10	4.50	(0.03)	1.04	1.01	—	—	—	5.51	22.44	12,543	0.90		(0.61)	261
01/31/11	5.51	(0.03)	1.79	1.76	—	—	—	7.27	31.94	15,778	0.87		(0.49)	132
01/31/12	7.27	(0.03)	0.24	0.21	—	—	—	7.48	2.89	14,957	0.85		(0.47)	99
01/31/13	7.48	(0.02)	1.19	1.17	—	(0.25)	(0.25)	8.40	15.94	36,817	0.83		(0.26)	92
07/31/13@	8.40	(0.02)	1.31	1.29	—	—	—	9.69	15.36	58,633	0.81	†	(0.40)†	46

Growth Opportunities Portfolio — Class 2
01/31/09	6.72	(0.05)	(2.22)	(2.27)	—	—	—	4.45	(33.78)	4,122	1.08		(0.76)	234
01/31/10	4.45	(0.04)	1.02	0.98	—	—	—	5.43	22.02	4,564	1.05		(0.76)	261
01/31/11	5.43	(0.04)	1.78	1.74	—	—	—	7.17	32.04	5,231	1.02		(0.64)	132
01/31/12	7.17	(0.04)	0.22	0.18	—	—	—	7.35	2.51	4,678	1.00		(0.62)	99
01/31/13	7.35	(0.03)	1.18	1.15	—	(0.25)	(0.25)	8.25	15.96	4,411	0.98		(0.44)	92
07/31/13@	8.25	(0.02)	1.28	1.26	—	—	—	9.51	15.27	4,507	0.96	†	(0.55)†	46

Growth Opportunities Portfolio — Class 3
01/31/09	6.68	(0.05)	(2.21)	(2.26)	—	—	—	4.42	(33.83)	50,875	1.18		(0.86)	234
01/31/10	4.42	(0.04)	1.02	0.98	—	—	—	5.40	22.17	81,973	1.16		(0.85)	261
01/31/11	5.40	(0.04)	1.75	1.71	—	—	—	7.11	31.67	140,610	1.12		(0.74)	132
01/31/12	7.11	(0.05)	0.23	0.18	—	—	—	7.29	2.53	193,276	1.10		(0.71)	99
01/31/13	7.29	(0.04)	1.16	1.12	—	(0.25)	(0.25)	8.16	15.67	215,762	1.08		(0.53)	92
07/31/13@	8.16	(0.03)	1.27	1.24	—	—	—	9.40	15.20	222,288	1.06	†	(0.64)†	46

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13	7/13†@
Growth Opportunities Class 1	0.01%	0.05%	0.05%	0.03%	0.01%	0.01%
Growth Opportunities Class 2	0.01	0.05	0.05	0.03	0.01	0.01
Growth Opportunities Class 3	0.02	0.05	0.05	0.03	0.01	0.01

See Notes to Financial Statements

339

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Marsico Focused Growth Portfolio — Class 1
01/31/09	$12.29	$0.06	$(4.54)	$(4.48)	$(0.06)	$(2.23)	$(2.29)	$5.52	(40.51)%	$21,126	0.97%		0.55%		77%
01/31/10	5.52	0.03	2.01	2.04	(0.06)	—	(0.06)	7.50	36.91	20,902	0.98		0.49		85
01/31/11	7.50	0.03	1.77	1.80	(0.03)	—	(0.03)	9.27	24.10	20,794	0.98		0.36		87
01/31/12	9.27	0.03	0.27	0.30	(0.03)	—	(0.03)	9.54	3.26	17,511	0.96		0.34		88
01/31/13	9.54	0.05	0.89	0.94	(0.03)	(0.31)	(0.34)	10.14	10.00	26,451	0.94		0.50		92
07/31/13@	10.14	0.01	1.30	1.31	—	—	—	11.45	12.92	55,775	0.93	†	0.21	†	41

Marsico Focused Growth Portfolio — Class 2
01/31/09	12.18	0.04	(4.49)	(4.45)	(0.04)	(2.23)	(2.27)	5.46	(40.61)	17,700	1.12		0.40		77
01/31/10	5.46	0.02	1.99	2.01	(0.04)	—	(0.04)	7.43	36.87	19,015	1.13		0.34		85
01/31/11	7.43	0.02	1.75	1.77	(0.02)	—	(0.02)	9.18	23.91	18,948	1.13		0.22		87
01/31/12	9.18	0.02	0.26	0.28	(0.02)	—	(0.02)	9.44	3.04	14,993	1.11		0.18		88
01/31/13	9.44	0.03	0.88	0.91	(0.01)	(0.31)	(0.32)	10.03	9.79	13,675	1.10		0.33		92
07/31/13@	10.03	0.01	1.28	1.29	—	—	—	11.32	12.86	14,101	1.08	†	0.11	†	41

Marsico Focused Growth Portfolio — Class 3
01/31/09	12.12	0.03	(4.46)	(4.43)	(0.03)	(2.23)	(2.26)	5.43	(40.64)	27,156	1.22		0.31		77
01/31/10	5.43	0.01	1.98	1.99	(0.03)	—	(0.03)	7.39	36.71	40,655	1.23		0.22		85
01/31/11	7.39	0.01	1.74	1.75	(0.02)	—	(0.02)	9.12	23.67	65,122	1.23		0.12		87
01/31/12	9.12	0.01	0.26	0.27	(0.01)	—	(0.01)	9.38	2.97	86,942	1.21		0.11		88
01/31/13	9.38	0.02	0.88	0.90	(0.01)	(0.31)	(0.32)	9.96	9.73	100,014	1.20		0.24		92
07/31/13@	9.96	0.00	1.28	1.28	—	—	—	11.24	12.85	111,971	1.18	†	0.00	†	41

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13	7/13†@
Marsico Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Marsico Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Marsico Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

340

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Technology Portfolio Class 1
01/31/09	$2.72	$(0.01)	$(1.16)	$(1.17)	$—	$—	$—	$1.55	(43.01)%	$7,498	1.22	%(2)	(0.59	)%(2)	269%
01/31/10	1.55	(0.01)	0.64	0.63	—	—	—	2.18	40.65	13,434	1.16		(0.65)		233
01/31/11	2.18	(0.02)	0.79	0.77	—	—	—	2.95	35.32	14,930	1.16	(2)	(0.63	)(2)	202
01/31/12	2.95	(0.01)	0.06	0.05	—	—	—	3.00	1.69	11,606	1.14	(2)	(0.49	)(2)	86
01/31/13	3.00	(0.01)	0.06	0.05	—	—	—	3.05	1.67	10,089	1.18	(2)	(0.43	)(2)	96
07/31/13@	3.05	(0.00)	0.27	0.27	—	—	—	3.32	8.85	9,925	1.15	(2)†	(0.33	)(2)†	45

Technology Portfolio Class 2
01/31/09	2.69	(0.02)	(1.14)	(1.16)	—	—	—	1.53	(43.12)	2,774	1.36	(2)	(0.73	)(2)	269
01/31/10	1.53	(0.02)	0.64	0.62	—	—	—	2.15	40.52	4,045	1.31		(0.80)		233
01/31/11	2.15	(0.02)	0.78	0.76	—	—	—	2.91	35.35	4,643	1.31	(2)	(0.78	)(2)	202
01/31/12	2.91	(0.02)	0.07	0.05	—	—	—	2.96	1.72	3,471	1.29	(2)	(0.64	)(2)	86
01/31/13	2.96	(0.02)	0.06	0.04	—	—	—	3.00	1.35	2,967	1.33	(2)	(0.58	)(2)	96
07/31/13@	3.00	(0.01)	0.28	0.27	—	—	—	3.27	9.00	2,925	1.30	(2)†	(0.48	)(2)†	45

Technology Portfolio Class 3
01/31/09	2.68	(0.02)	(1.14)	(1.16)	—	—	—	1.52	(43.28)	12,273	1.47	(2)	(0.84	)(2)	269
01/31/10	1.52	(0.02)	0.64	0.62	—	—	—	2.14	40.79	21,606	1.41		(0.90)		233
01/31/11	2.14	(0.02)	0.77	0.75	—	—	—	2.89	35.05	26,336	1.41	(2)	(0.88	)(2)	202
01/31/12	2.89	(0.02)	0.06	0.04	—	—	—	2.93	1.38	25,090	1.39	(2)	(0.76	)(2)	86
01/31/13	2.93	(0.02)	0.06	0.04	—	—	—	2.97	1.37	22,373	1.43	(2)	(0.69	)(2)	96
07/31/13@	2.97	(0.01)	0.27	0.26	—	—	—	3.23	8.75	23,571	1.40	(2)†	(0.58	)(2)†	45

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/09(2)	1/10	1/11(2)	1/12(2)	1/13(2)	7/13(2)†@	1/09(2)	1/10	1/11(2)	1/12(2)	1/13(2)	7/13(2)†@
Technology Class 1	1.32%	1.26%	1.26%	1.24%	1.28%	1.25%	(0.69)%	(0.75)%	(0.73)%	(0.59)%	(0.53)%	(0.43)%
Technology Class 2	1.46	1.41	1.41	1.39	1.43	1.40	(0.83)	(0.90)	(0.88)	(0.74)	(0.68)	(0.58)
Technology Class 3	1.57	1.51	1.51	1.49	1.53	1.50	(0.94)	(1.00)	(0.98)	(0.86)	(0.79)	(0.68)
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13	7/13†@
Technology Class 1	0.09%	—%	0.02%	0.03%	0.02%	0.03%
Technology Class 2	0.09	—	0.02	0.03	0.02	0.03
Technology Class 3	0.09	—	0.02	0.03	0.02	0.03

See Notes to Financial Statements

341

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Small & Mid Cap Value Portfolio Class 1
01/23/12#-01/31/12	$16.99	$(0.15)	$0.28	$0.13	$—	$—	$—	$17.12	0.77%	$272	0.97	†%	(3.93	)†%	76%
01/31/13	17.12	0.09	2.86	2.95	(0.07)	(1.29)	(1.36)	18.71	18.41	2,589	0.97		0.51		50
07/31/13@	18.71	0.04	3.07	3.11	—	—	—	21.82	16.62	15,583	0.98	†	0.45	†	25

Small & Mid Cap Value Portfolio Class 2
01/31/09	16.69	0.10	(6.59)	(6.49)	(0.05)	(1.19)	(1.24)	8.96	(40.55)	20,197	1.15		0.63		46
01/31/10	8.96	0.04	4.97	5.01	(0.08)	(0.44)	(0.52)	13.45	55.95	25,285	1.16		0.34		62
01/31/11	13.45	0.04	4.11	4.15	(0.04)	—	(0.04)	17.56	30.86	27,759	1.14		0.22		59
01/31/12	17.56	0.05	(0.48)	(0.43)	(0.02)	—	(0.02)	17.11	(2.41)	21,489	1.13		0.24		76
01/31/13	17.11	0.08	2.85	2.93	(0.07)	(1.29)	(1.36)	18.68	18.30	20,345	1.13		0.41		50
07/31/13@	18.68	0.05	3.04	3.09	—	—	—	21.77	16.54	20,932	1.12	†	0.47	†	25

Small & Mid Cap Value Portfolio Class 3
01/31/09	16.65	0.09	(6.57)	(6.48)	(0.03)	(1.19)	(1.22)	8.95	(40.55)	249,651	1.25		0.55		46
01/31/10	8.95	0.03	4.95	4.98	(0.07)	(0.44)	(0.51)	13.42	55.64	366,031	1.26		0.23		62
01/31/11	13.42	0.02	4.11	4.13	(0.03)	—	(0.03)	17.52	30.80	500,220	1.24		0.13		59
01/31/12	17.52	0.03	(0.47)	(0.44)	(0.02)	—	(0.02)	17.06	(2.49)	555,682	1.23		0.15		76
01/31/13	17.06	0.06	2.84	2.90	(0.07)	(1.29)	(1.36)	18.60	18.12	600,152	1.23		0.32		50
07/31/13@	18.60	0.04	3.03	3.07	—	—	—	21.67	16.51	612,455	1.22	†	0.38	†	25

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
#	Commencement of operation
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13	7/13†@
Small & Mid-Cap Value Class 1	—%	—%	—%	0.00%	0.02%	0.02%
Small & Mid-Cap Value Class 2	0.02	0.02	0.02	0.03	0.02	0.03
Small & Mid-Cap Value Class 3	0.02	0.02	0.02	0.03	0.02	0.02

See Notes to Financial Statements

342

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover
International Growth and Income Portfolio — Class 1
01/31/09	$14.13	$0.34	$(6.63)	$(6.29)	$(0.38)	$(1.34)	$(1.72)	$6.12	(47.06)%	$94,649	1.03	%(1)(2)	2.92	%(1)(2)	103%
01/31/10	6.12	0.16	2.10	2.26	—	—	—	8.38	36.93	103,000	1.00	(1)(2)	2.15	(1)(2)	133
01/31/11	8.38	0.16	1.18	1.34	(0.36)	—	(0.36)	9.36	16.27	99,914	0.99	(1)(2)	1.82	(1)(2)	63
01/31/12	9.36	0.19	(1.18)	(0.99)	(0.28)	—	(0.28)	8.09	(10.48)	74,365	0.99	(1)(2)	2.19	(1)(2)	62
01/31/13	8.09	0.19	1.29	1.48	(0.20)	—	(0.20)	9.37	18.59	99,058	1.00	(1)(2)	2.21	(1)(2)	44
07/31/13@	9.37	0.13	0.27	0.40	—	—	—	9.77	4.27	128,534	0.98	(1)(2)†	2.92	(1)(2)†	27
International Growth and Income Portfolio — Class 2
01/31/09	14.15	0.32	(6.64)	(6.32)	(0.35)	(1.34)	(1.69)	6.14	(47.15)	12,784	1.18	(1)(2)	2.77	(1)(2)	103
01/31/10	6.14	0.15	2.11	2.26	—	—	—	8.40	36.81	14,333	1.15	(1)(2)	2.00	(1)(2)	133
01/31/11	8.40	0.15	1.18	1.33	(0.35)	—	(0.35)	9.38	16.05	13,539	1.14	(1)(2)	1.67	(1)(2)	63
01/31/12	9.38	0.18	(1.18)	(1.00)	(0.26)	—	(0.26)	8.12	(10.53)	10,334	1.14	(1)(2)	2.04	(1)(2)	62
01/31/13	8.12	0.19	1.28	1.47	(0.19)	—	(0.19)	9.40	18.31	9,701	1.15	(1)(2)	2.20	(1)(2)	44
07/31/13@	9.40	0.13	0.26	0.39	—	—	—	9.79	4.15	9,123	1.13	(1)(2)†	2.82	(1)(2)†	27
International Growth and Income Portfolio — Class 3
01/31/09	14.13	0.26	(6.59)	(6.33)	(0.33)	(1.34)	(1.67)	6.13	(47.24)	187,622	1.28	(1)(2)	2.45	(1)(2)	103
01/31/10	6.13	0.14	2.11	2.25	—	—	—	8.38	36.70	248,704	1.25	(1)(2)	1.88	(1)(2)	133
01/31/11	8.38	0.13	1.18	1.31	(0.34)	—	(0.34)	9.35	15.89	271,063	1.24	(1)(2)	1.52	(1)(2)	63
01/31/12	9.35	0.16	(1.16)	(1.00)	(0.26)	—	(0.26)	8.09	(10.64)	233,181	1.24	(1)(2)	1.90	(1)(2)	62
01/31/13	8.09	0.18	1.28	1.46	(0.18)	—	(0.18)	9.37	18.27	230,056	1.25	(1)(2)	2.07	(1)(2)	44
07/31/13@	9.37	0.13	0.26	0.39	—	—	—	9.76	4.16	218,783	1.23	(1)(2)†	2.75	(1)(2)†	27
Global Equities Portfolio — Class 1
01/31/09	16.37	0.30	(7.31)	(7.01)	(0.34)	—	(0.34)	9.02	(43.23)	69,645	0.99		2.13		115
01/31/10	9.02	0.16	3.09	3.25	(0.32)	—	(0.32)	11.95	35.91	77,353	1.02		1.49		121
01/31/11	11.95	0.11	2.51	2.62	(0.22)	—	(0.22)	14.35	22.11	79,740	1.06		0.85		86
01/31/12	14.35	0.16	(1.13)	(0.97)	(0.13)	—	(0.13)	13.25	(6.67)	63,545	1.06	(1)	1.15	(1)	106
01/31/13	13.25	0.16	1.84	2.00	(0.11)	—	(0.11)	15.14	15.13	158,581	1.01	(1)	1.18	(1)	78
07/31/13@	15.14	0.14	1.08	1.22	—	—	—	16.36	8.06	249,971	0.90	(1)†	1.90	(1)†	55
Global Equities Portfolio — Class 2
01/31/09	16.30	0.28	(7.28)	(7.00)	(0.31)	—	(0.31)	8.99	(43.30)	6,779	1.14		1.98		115
01/31/10	8.99	0.14	3.08	3.22	(0.30)	—	(0.30)	11.91	35.69	7,965	1.17		1.31		121
01/31/11	11.91	0.09	2.50	2.59	(0.21)	—	(0.21)	14.29	21.84	8,421	1.21		0.69		86
01/31/12	14.29	0.14	(1.11)	(0.97)	(0.11)	—	(0.11)	13.21	(6.72)	6,720	1.21	(1)	1.00	(1)	106
01/31/13	13.21	0.17	1.80	1.97	(0.08)	—	(0.08)	15.10	14.95	5,728	1.17	(1)	1.24	(1)	78
07/31/13@	15.10	0.14	1.06	1.20	—	—	—	16.30	7.95	5,456	1.05	(1)†	1.79	(1)†	55
Global Equities Portfolio — Class 3
01/31/09	16.25	0.26	(7.25)	(6.99)	(0.29)	—	(0.29)	8.97	(43.34)	17,993	1.24		1.86		115
01/31/10	8.97	0.13	3.07	3.20	(0.28)	—	(0.28)	11.89	35.62	23,007	1.27		1.19		121
01/31/11	11.89	0.07	2.50	2.57	(0.20)	—	(0.20)	14.26	21.72	31,112	1.31		0.56		86
01/31/12	14.26	0.12	(1.11)	(0.99)	(0.11)	—	(0.11)	13.16	(6.90)	31,209	1.31	(1)	0.86	(1)	106
01/31/13	13.16	0.15	1.80	1.95	(0.07)	—	(0.07)	15.04	14.88	33,183	1.26	(1)	1.11	(1)	78
07/31/13@	15.04	0.13	1.06	1.19	—	—	—	16.23	7.91	35,811	1.15	(1)†	1.69	(1)†	55

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13	7/13†@
International Growth and Income Class 1	0.01%	0.01%	0.01%	0.00%	0.00%	0.00%
International Growth and Income Class 2	0.01	0.01	0.01	0.00	0.00	0.00
International Growth and Income Class 3	0.01	0.01	0.01	0.00	0.00	0.00
Global Equities Class 1	—	—	—	0.00	0.00	0.00
Global Equities Class 2	—	—	—	0.00	0.00	0.00
Global Equities Class 3	—	—	—	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income (Loss)
	1/09(1)	1/10(1)	1/11(1)	1/12(1)	1/13(1)	7/13(1)†@	1/09(1)	1/10(1)	1/11(1)	1/12(1)	1/13(1)	7/13(1)†@
International Growth and Income Class 1	1.04%	1.05%	1.04%	1.04%	1.05%	1.03%	2.91%	2.10%	1.77%	2.14%	2.16%	2.87%
International Growth and Income Class 2	1.19	1.20	1.19	1.19	1.20	1.18	2.76	1.95	1.62	1.99	2.15	2.77
International Growth and Income Class 3	1.28	1.30	1.29	1.29	1.30	1.28	2.44	1.83	1.47	1.85	2.02	2.70

See Notes to Financial Statements

343

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

International Diversified Equities Portfolio Class 1
01/31/09	$11.14	$0.21	$(4.69)	$(4.48)	$(0.35)	$(0.25)	$(0.60)	$6.06	(41.13)%	$72,132	0.99%		2.16%		43%
01/31/10	6.06	0.13	2.18	2.31	(0.11)	—	(0.11)	8.26	37.99	80,191	0.97		1.67		34
01/31/11	8.26	0.12	1.20	1.32	(0.36)	—	(0.36)	9.22	16.14	78,704	0.98		1.39		26
01/31/12	9.22	0.15	(1.24)	(1.09)	(0.19)	—	(0.19)	7.94	(11.75)	57,487	1.01		1.81		33
01/31/13	7.94	0.15	1.17	1.32	(0.08)	—	(0.08)	9.18	16.79	56,475	1.01		1.86		27
07/31/13@	9.18	0.12	0.27	0.39	—	—	—	9.57	4.25	54,669	1.01	†	2.50	†	25

International Diversified Equities Portfolio Class 2
01/31/09	11.07	0.19	(4.65)	(4.46)	(0.33)	(0.25)	(0.58)	6.03	(41.16)	26,252	1.14		1.99		43
01/31/10	6.03	0.11	2.16	2.27	(0.09)	—	(0.09)	8.21	37.61	30,171	1.12		1.52		34
01/31/11	8.21	0.10	1.21	1.31	(0.35)	—	(0.35)	9.17	16.06	29,766	1.13		1.23		26
01/31/12	9.17	0.14	(1.23)	(1.09)	(0.18)	—	(0.18)	7.90	(11.88)	21,611	1.16		1.69		33
01/31/13	7.90	0.14	1.16	1.30	(0.07)	—	(0.07)	9.13	16.52	20,331	1.16		1.67		27
07/31/13@	9.13	0.11	0.27	0.38	—	—	—	9.51	4.16	19,011	1.16	†	2.36	†	25

International Diversified Equities Portfolio Class 3
01/31/09	11.05	0.17	(4.63)	(4.46)	(0.32)	(0.25)	(0.57)	6.02	(41.23)	184,083	1.24		1.84		43
01/31/10	6.02	0.11	2.15	2.26	(0.08)	—	(0.08)	8.20	37.53	217,249	1.22		1.45		34
01/31/11	8.20	0.09	1.21	1.30	(0.34)	—	(0.34)	9.16	15.98	228,585	1.23		1.11		26
01/31/12	9.16	0.13	(1.23)	(1.10)	(0.17)	—	(0.17)	7.89	(11.98)	186,251	1.26		1.56		33
01/31/13	7.89	0.13	1.16	1.29	(0.06)	—	(0.06)	9.12	16.44	185,593	1.26		1.55		27
07/31/13@	9.12	0.10	0.27	0.37	—	—	—	9.49	4.06	183,827	1.26	†	2.24	†	25

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.
†	Annualized
@	Unaudited

See Notes to Financial Statements

344

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Emerging Markets Portfolio Class 1
01/31/09	$18.34	$0.16	$(8.80)	$(8.64)	$(0.27)	$(5.19)	$(5.46)	$4.24	(54.12)%	$60,354	1.40%		1.27%		152%
01/31/10	4.24	0.07	3.19	3.26	—	—	—	7.50	76.89	99,502	1.30		1.07		224
01/31/11	7.50	0.06	1.85	1.91	(0.12)	—	(0.12)	9.29	25.52	108,603	1.32		0.61		173
01/31/12	9.29	0.07	(1.56)	(1.49)	(0.05)	—	(0.05)	7.75	(16.00)	75,045	1.33		0.80		96
01/31/13	7.75	0.07	0.47	0.54	(0.04)	—	(0.04)	8.25	7.07	101,973	1.28	(2)	0.96	(2)	178
07/31/13@	8.25	0.09	(0.98)	(0.89)	—	—	—	7.36	(10.79)	136,743	1.21	(2)†	2.46	(2)†	27

Emerging Markets Portfolio Class 2
01/31/09	18.25	0.14	(8.75)	(8.61)	(0.24)	(5.19)	(5.43)	4.21	(54.22)	7,797	1.55		1.13		152
01/31/10	4.21	0.07	3.16	3.23	—	—	—	7.44	76.72	12,025	1.45		0.96		224
01/31/11	7.44	0.04	1.84	1.88	(0.11)	—	(0.11)	9.21	25.29	12,494	1.47		0.47		173
01/31/12	9.21	0.06	(1.55)	(1.49)	(0.03)	—	(0.03)	7.69	(16.10)	8,573	1.48		0.65		96
01/31/13	7.69	0.07	0.47	0.54	(0.03)	—	(0.03)	8.20	7.00	6,683	1.44	(2)	0.93	(2)	178
07/31/13@	8.20	0.08	(0.97)	(0.89)	—	—	—	7.31	(10.85)	5,917	1.36	(2)†	2.07	(2)†	27

Emerging Markets Portfolio Class 3
01/31/09	18.20	0.12	(8.71)	(8.59)	(0.22)	(5.19)	(5.41)	4.20	(54.20)	91,205	1.66		1.05		152
01/31/10	4.20	0.06	3.15	3.21	—	—	—	7.41	76.43	147,907	1.55		0.82		224
01/31/11	7.41	0.03	1.83	1.86	(0.10)	—	(0.10)	9.17	25.19	188,041	1.57		0.35		173
01/31/12	9.17	0.04	(1.54)	(1.50)	(0.03)	—	(0.03)	7.64	(16.31)	179,113	1.57		0.53		96
01/31/13	7.64	0.06	0.46	0.52	(0.02)	—	(0.02)	8.14	6.89	172,565	1.54	(2)	0.75	(2)	178
07/31/13@	8.14	0.08	(0.96)	(0.88)	—	—	—	7.26	(10.81)	161,277	1.46	(2)†	2.01	(2)†	27

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.
†	Annualized
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	1/10	1/11	1/12	1/13	7/13†@
Emerging Markets Class 1	0.05%	0.07%	0.06%	0.03%	0.04%	0.00%
Emerging Markets Class 2	0.05	0.07	0.06	0.03	0.04	0.00
Emerging Markets Class 3	0.05	0.07	0.06	0.03	0.04	0.00
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
	1/13(1)	7/13(1)†@	1/13(1)	7/13(1)†@
Emerging Markets Class 1	1.29%	1.31%	0.95%	2.36%
Emerging Markets Class 2-	1.44	1.46	0.93	1.97
Emerging Markets Class 3	1.54	1.56	0.75	1.91

See Notes to Financial Statements

345

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Foreign Value Portfolio Class 1
01/23/12#-01/31/12	$12.54	$0.03	$0.09	$0.12	$—	$—	$—	$12.66	0.96%	$613	0.89	%(1)†	1.09	%(1)†	12%
01/31/13	12.66	0.20	2.13	2.33	(0.25)	—	(0.25)	14.74	18.65	70,386	0.88	(1)	1.61	(1)	16
07/31/13@	14.74	0.22	0.51	0.73	—	—	—	15.47	4.95	145,675	0.89	(1)†	3.09	(1)†	7

Foreign Value Portfolio Class 2
01/31/09	20.10	0.49	(8.74)	(8.25)	(0.52)	(1.47)	(1.99)	9.86	(42.77)	32,263	1.10	(1)	2.99	(1)	8
01/31/10	9.86	0.26	3.59	3.85	(0.34)	(0.33)	(0.67)	13.04	38.76	37,971	1.08		2.12		25
01/31/11	13.04	0.25	1.40	1.65	(0.25)	—	(0.25)	14.44	12.73 (2)	35,790	1.08	(1)	1.91	(1)	10
01/31/12	14.44	0.36	(1.93)	(1.57)	(0.21)	—	(0.21)	12.66	(10.84)	26,568	1.06	(1)	2.67	(1)	12
01/31/13	12.66	0.33	1.98	2.31	(0.25)	—	(0.25)	14.72	18.49	25,910	1.04	(1)	2.53	(1)	16
07/31/13@	14.72	0.22	0.49	0.71	—	—	—	15.43	4.82	24,178	1.04	(1)†	3.01	(1)†	7

Foreign Value Portfolio Class 3
01/31/09	20.08	0.45	(8.70)	(8.25)	(0.50)	(1.47)	(1.97)	9.86	(42.80)	284,008	1.20	(1)	2.80	(1)	8
01/31/10	9.86	0.24	3.60	3.84	(0.33)	(0.33)	(0.66)	13.04	38.61	387,708	1.18		1.98		25
01/31/11	13.04	0.22	1.41	1.63	(0.24)	—	(0.24)	14.43	12.61 (2)	516,130	1.18	(1)	1.68	(1)	10
01/31/12	14.43	0.33	(1.91)	(1.58)	(0.20)	—	(0.20)	12.65	(10.94)	584,003	1.16	(1)	2.47	(1)	12
01/31/13	12.65	0.31	1.97	2.28	(0.24)	—	(0.24)	14.69	18.30	649,454	1.14	(1)	2.37	(1)	16
07/31/13@	14.69	0.21	0.50	0.71	—	—	—	15.40	4.83	666,692	1.14	(1)†	2.94	(1)†	7

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations
@	Unaudited
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/09	01/10	1/11	1/12	1/13	7/13†@
Foreign Value Class 1	—%	—%	—%	0.00%	0.00%	0.00%
Foreign Value Class 2	0.00	—	0.00	0.00	0.00	0.00
Foreign Value Class 3	0.00	—	0.00	0.00	0.00	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

346

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

July 31, 2013 (unaudited)

At a meeting held on March 21, 2013, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the Investment Management and Advisory Agreement (the “Advisory Agreement”) between the Trust and SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”) with respect to the VCPSM Value Portfolio (the “Value Portfolio”) and VCP Total Return BalancedSM Portfolio (the “Total Return Balanced Portfolio”) (each a “Portfolio,” and collectively, the “Portfolios”). The Board, including the Independent Trustees, also approved Subadvisory Agreements, as amended (the “Subadvisory Agreements”), between (1) SAAMCo and Invesco Advisers, Inc. (“Invesco”) with respect to the Value Portfolio; and (2) SAAMCo and Pacific Investment Management Company LLC (“PIMCO”) with respect to the Total Return BalancedSM Portfolio. The Advisory Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Contracts.” Invesco and PIMCO are each a “Subadviser” and collectively the “Subadvisers.”

Each of the Portfolios seeks to achieve its objective while managing portfolio volatility. In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to approve such Advisory Contracts. Those factors included:

(1)	The requirements of the Trust, with respect to each Portfolio, in the areas of investment supervisory and administrative services;

(2)	The nature, extent and quality of the investment advisory and administrative services to be provided by SAAMCo and the Subadvisers, with respect to each Portfolio, as applicable;

(3)	The size and structure of the investment advisory fee and any other material payments to be paid to the Adviser and the Subadvisers and, in connection therewith, a review of the anticipated costs of services to be provided and the potential profits to be realized by the Adviser and its affiliates (including the amount of advisory fees retained) from the relationship with the Trust, with respect to each Portfolio;

(4)	The extent to which the Adviser will realize economies of scale and shares them with the Trust, with respect to each Portfolio;

(5)	The organizational capability and financial condition of the Adviser, the Subadvisers and their respective affiliates; and

(6)	The possibility that services of the type required by the Trust might be better obtained from other organizations.

In addition, the Board considered (a) the relationship between the Trust, with respect to each Portfolio, and SAAMCo; (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (c) information regarding SAAMCo’s and the Subadvisers’ compliance and regulatory history; and (d) information about the services SAAMCo will provide in connection with the oversight of each Subadviser.

The Independent Trustees were separately represented by counsel that is independent of the Adviser in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the proposed advisory and subadvisory fees of each Portfolio compared to advisory and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Subadviser Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also took note of the performance and fees of similar accounts and/or funds directly managed by PIMCO with respect to the Total Return Balanced Portfolio and Invesco’s representations that it does not currently subadvise funds and/or accounts that are comparable to the Value Portfolio.

Nature, Extent and Quality of Services to be provided by the Adviser and Subadviser.

The Board, including the Independent Trustees, considered the nature, quality and extent of services to be provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo will act as the investment manager and adviser to each Portfolio, manage the daily business affairs of each Portfolio, obtain and evaluate economic, statistical and financial information to formulate and implement investment policies, and provide oversight with respect to the assets of the Portfolios managed by the Subadvisers, subject to the Trustees’ oversight and control.

The Board noted that SAAMCo will be responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo will be responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, with respect to each Portfolio, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services and such executive and

347

other personnel as shall be necessary for the operations of each Portfolio. The Board considered that SAAMCo will monitor and review the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. The Board concluded that SAAMCo’s fund administration, accounting, operations, legal and compliance departments were adequate to meet the needs of each Portfolio based on its continuing oversight of SAAMCo as the adviser to other portfolios of the Trust.

The Board also considered its familiarity with the personnel responsible for providing advisory services to each Portfolio on behalf of SAAMCo, as well as SAAMCo’s key personnel, and concluded, based on its experience and interaction with SAAMCo, that: (i) SAAMCo has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement to other portfolios of the Trust; (ii) SAAMCo has been responsive to requests of the Board; and (iii) SAAMCo has kept the Board apprised of developments relating to the introduction of each Portfolio and the industry in general.

The Board considered SAAMCo’s reputation and long-standing relationship with the Trust and considered the benefit to shareholders of investing in portfolios that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with SAAMCo’s affiliated life insurance companies that will offer each Portfolio through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to its advisory clients. The Board observed that SAAMCo has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Trust.

The Board also considered management’s discussion of each Portfolio. The Board received detailed information comparing and contrasting each Portfolio’s investment process with those of other volatility control funds advised by SAAMCo, including the SunAmerica Dynamic Allocation Portfolio, the SunAmerica Dynamic Strategy Portfolio, and the VCPSM Managed Asset Allocation SAST Portfolio (formerly, the Protected Asset Allocation SAST Portfolio).

The Board was also apprised of the principal risks associated with investing in each Portfolio, including but not limited to, derivatives risk, risks of leverage, and in particular, the risk of conflicts between the interests of the Portfolios’ shareholders with the interests of the insurance companies that offer the Portfolios in connection with certain optional annuity contract guarantees. The Board was apprised that the interests of the insurers and the Portfolios’ shareholders are expected to be in alignment and took note of management’s discussion regarding the monitoring of such conflicts, including the fact that the insurers will not have access to the Portfolios’ respective volatility control formulas.

With respect to the Subadvisers, the Board also considered the nature, quality and extent of services to be provided by the Subadviser to each Portfolio, specifically noting that the Subadvisers will be responsible for managing the assets of each Portfolio on a day-to-day basis. In such role, each Subadviser on behalf of the applicable Portfolio (i) will determine the securities to be purchased or sold and execute such documents as may be necessary in connection therewith; (ii) will provide SAAMCo with records concerning their activities; and (iii) will render regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board also considered the complexity of the Portfolios’ volatility management strategy.

The Board took note of each Subadviser’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals, and considered its prior interactions and experiences with the Subadvisers, which each manage other portfolios of the Trust. The Board considered the presentations from each Subadviser’s portfolio managers with respect to the Portfolios and received information about the personnel that would be responsible for providing subadvisory services to each Portfolio, as well as other key personnel of the Subadvisers, and concluded that each Subadviser: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail to carry out its anticipated responsibilities under the Subadvisory Agreements; and (iii) will be responsive to requests of the Board and of SAAMCo.

In addition, the Board considered each Subadviser’s code of ethics and risk management process. The Board further observed that each Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of each Portfolio as set forth in each Portfolio’s prospectus. The Board also considered each Subadviser’s compliance and regulatory history and noted that there were no material, legal, regulatory or compliance issues that would potentially impact the Subadviser from effectively serving as a subadviser to each Portfolio.

The Board concluded that the nature and extent of services to be provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of the advisory services would be high. The Board also concluded that the nature and extent of services to be provided by each Subadviser under the Subadvisory Agreements were reasonable and appropriate in relation to the subadvisory fees.

Portfolio Fees and Expenses.

The Board, including the Independent Trustees, received and reviewed information regarding each Portfolio’s estimated fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio to be paid by each Portfolio to SAAMCo pursuant to the Advisory Agreement and the fees paid by SAAMCo to each Subadviser pursuant to its respective Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SAAMCo, the Subadvisers or their respective affiliates in connection with providing such services to each Portfolio. Such fees and expense ratios were compared both before and after expense waivers,

348

caps and reimbursements. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm’s length. The Board also considered that the subadvisory fees will be paid by SAAMCo out of its advisory fee and not by each Portfolio, and that subadvisory fees may vary widely within a Subadviser Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

To assist in analyzing the reasonableness of the advisory fee and the subadvisory fee, the Board received a report prepared independently by Lipper Inc. (“Lipper”), as well as information provided by management. The Board was apprised that Lipper had been provided pro forma estimates of the expenses of each Portfolio. The Board also considered funds and/or accounts with comparable strategies and/or objectives managed by PIMCO and observed that Invesco does not manage other comparable funds or accounts.

The Board also considered the management fees received by SAAMCo with respect to other mutual funds and accounts with similar investment strategies to each Portfolio. The Board then noted the management fees to be paid by each Portfolio were reasonable as compared to the fees SAAMCo was receiving from the other mutual funds for which it serves as an adviser.

As part of its review of each Portfolio’s fees and expenses, the Board considered the following expense information provided by Lipper and management in making its determinations.

With respect to each of the Portfolios, the Board observed that the projected total expenses of the Portfolios, after contractual fee waivers and/or reimbursements, were above the medians of their respective Expense Groups/Universes. The Board also observed that the proposed advisory fees were above the medians of the Portfolios’ respective Expense Groups/Universes. The Board further observed that the proposed subadvisory fees are below the median of each Portfolio’s Subadvisory Expense Group and above the median of each Portfolio’s Subadvisory Expense Universe.

The Board considered management’s discussion of the proposed advisory and subadvisory fees. The Board was apprised that the Lipper peer group included funds from the mixed-asset target allocation growth category, which includes funds that do not necessarily have similar objectives and/or comparable complexity to the Portfolios.

The Board considered that pursuant to an expense limitation agreement, SAAMCo has contractually agreed, for the period from each Portfolio’s inception through May 1, 2014, to waive its fees and/or reimburse expenses. The Board further noted that any waivers or reimbursements made by SAAMCo will be subject to recoupment from each Portfolio within the following two years, after the occurrence of the waiver and/or reimbursement, provided that the Portfolio is able to effect such payment to SAAMCo and remain in compliance with the expense limitation in effect at the time the waivers and/or reimbursements occurred. The Board concluded that each Portfolio’s proposed advisory and subadvisory fees, including the amounts to be retained by SAAMCo, were satisfactory in light of all factors considered.

Profitability.

The Board considered SAAMCo’s profitability and the benefits SAAMCo and its affiliates will receive from their relationship with each Portfolio. In particular, the Board considered the contractual and voluntary fee waivers and/or expense reimbursements agreed to by SAAMCo.

The Board considered the profitability of SAAMCo under the Advisory Agreement, including the amount of management fees it retained after payment to each Subadviser, and considered the anticipated profitability of SAAMCo’s affiliates under the Rule 12b-1 Plan and Shareholder Services Agreements. Additionally, the Board considered whether SAAMCo, the Subadvisers and their respective affiliates would receive any indirect benefits from their relationship with the Portfolios. The Board further considered whether there were any collateral or “fall-out” benefits that SAAMCo and its affiliates may derive as a result of their relationship with each Portfolio. The Board noted that SAAMCo believes that any such benefits are de minimis and do not impact the reasonableness of the management fees. The Board also considered the reputation of each Subadviser and its familiarity with the Subadviser’s financial strength and resources obtained through its annual review of such Subadvisers in connection with other portfolios managed by such Subadvisers for the Trust.

The Board concluded that SAAMCo and each Subadviser has the financial resources necessary to perform their obligations under the Advisory Contracts and to provide each Portfolio with high quality services. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale.

The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to each Portfolio. The Board considered that as a result of being part of the SAAMCo fund complex, each Portfolio will share common resources and may share certain expenses, and if the size of the complex increases, each Portfolio could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board further noted that SAAMCo has agreed to contractually cap the total annual operating expenses of each Portfolio. The Board observed that those expense caps will benefit shareholders by keeping total fees down. The Board concluded that each Portfolio’s management fee structure was reasonable.

349

The Board noted that the Subadvisory Agreement included breakpoints, but did not review specific information regarding whether there would be economies of scale with respect to each Subadviser’s management of their respective Portfolio because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the approved Advisory Agreement and concluded that the management fee structure, including the amount of management fees retained by SAAMCo was reasonable in light of the factors discussed above.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers. The Board considered that SAAMCo will pay all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered by each Subadviser and noted that SAAMCo will compensate each Subadviser out of the fees it receives from each Portfolio. The Board noted that the Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the approval of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and each of the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of each Portfolio and its shareholders, and (2) the advisory fee rates and subadvisory fee rates, including the amounts to be retained by SAAMCo, are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

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SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has been not audited by the independent accountant, and accordingly no opinion has been expressed.

351

P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED	PRSRT STD U.S. POSTAGE PAID MENASHA, WI PERMIT NO. 41

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R1411SAR.10 (9/13)

Item 2.    Code of Ethics.

Not applicable.

Item 3.    Audit Committee Financial Expert.

Not applicable.

Item 4.    Principal Accountant Fees and Services.

Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

Included in Item 1 to the Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: October 8, 2013

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: October 8, 2013